UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Total Market Index Fund Fidelity® Total Market Index Fund : FSKAX

This semi-annual shareholder report contains information about Fidelity® Total Market Index Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Market Index Fund	$ 1	0.01%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$116,513,864,358
Number of Holdings	3,800
Portfolio Turnover	2%
What did the Fund invest in?
(as of August 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.8
Financials	14.3
Consumer Discretionary	10.5
Industrials	9.7
Health Care	9.3
Communication Services	9.3
Consumer Staples	4.9
Energy	3.1
Real Estate	2.4
Utilities	2.3
Materials	2.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.3
Ireland - 0.4
United Kingdom - 0.1
Switzerland - 0.1
Netherlands - 0.1
Canada - 0.0
Puerto Rico - 0.0
Bailiwick Of Jersey - 0.0
Thailand - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.9
Microsoft Corp	6.1
Apple Inc	5.6
Amazon.com Inc	3.5
Meta Platforms Inc Class A	2.6
Broadcom Inc	2.3
Alphabet Inc Class A	2.1
Alphabet Inc Class C	1.6
Berkshire Hathaway Inc Class B	1.6
Tesla Inc	1.5
33.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914532.101    2361-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Series Total Market Index Fund Fidelity® Series Total Market Index Fund : FCFMX

This semi-annual shareholder report contains information about Fidelity® Series Total Market Index Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Total Market Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$87,336,208,580
Number of Holdings	3,916
Portfolio Turnover	18%
What did the Fund invest in?
(as of August 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.8
Financials	14.3
Consumer Discretionary	10.5
Industrials	9.7
Health Care	9.3
Communication Services	9.3
Consumer Staples	4.9
Energy	3.1
Real Estate	2.4
Utilities	2.3
Materials	2.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.3
Ireland - 0.4
United Kingdom - 0.1
Switzerland - 0.1
Netherlands - 0.1
Canada - 0.0
Puerto Rico - 0.0
Bailiwick Of Jersey - 0.0
Thailand - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.9
Microsoft Corp	6.1
Apple Inc	5.6
Amazon.com Inc	3.5
Meta Platforms Inc Class A	2.6
Broadcom Inc	2.3
Alphabet Inc Class A	2.1
Alphabet Inc Class C	1.6
Berkshire Hathaway Inc Class B	1.6
Tesla Inc	1.5
33.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914561.101    1015-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® International Index Fund Fidelity® International Index Fund : FSPSX

This semi-annual shareholder report contains information about Fidelity® International Index Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Index Fund	$ 2	0.03%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$67,084,346,141
Number of Holdings	707
Portfolio Turnover	4%
What did the Fund invest in?
(as of August 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	24.7
Industrials	18.9
Health Care	10.8
Consumer Discretionary	9.4
Information Technology	7.6
Consumer Staples	7.5
Materials	5.3
Communication Services	5.3
Energy	3.2
Utilities	3.1
Real Estate	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.1
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 21.6
United States - 12.1
United Kingdom - 11.2
Germany - 9.8
France - 9.0
Australia - 6.9
Switzerland - 4.9
Netherlands - 3.9
Spain - 3.3
Others - 17.3

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	1.5
SAP SE	1.5
Astrazeneca PLC	1.3
Novartis AG	1.3
Nestle SA	1.2
Roche Holding AG	1.2
Siemens AG	1.2
HSBC Holdings PLC	1.1
Shell PLC	1.1
Commonwealth Bank of Australia	1.0
12.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914534.101    2363-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity Flex® 500 Index Fund Fidelity Flex® 500 Index Fund : FDFIX

This semi-annual shareholder report contains information about Fidelity Flex® 500 Index Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® 500 Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$6,984,276,034
Number of Holdings	510
Portfolio Turnover	8%
What did the Fund invest in?
(as of August 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	33.7
Financials	13.9
Consumer Discretionary	10.4
Communication Services	9.9
Health Care	9.1
Industrials	8.4
Consumer Staples	5.0
Energy	3.0
Utilities	2.3
Materials	2.0
Real Estate	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.4
Ireland - 0.3
Switzerland - 0.1
Netherlands - 0.1
United Kingdom - 0.1
Canada - 0.0
Bailiwick Of Jersey - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.7
Microsoft Corp	6.8
Apple Inc	6.2
Amazon.com Inc	3.9
Meta Platforms Inc Class A	2.9
Broadcom Inc	2.6
Alphabet Inc Class A	2.2
Alphabet Inc Class C	1.8
Tesla Inc	1.7
Berkshire Hathaway Inc Class B	1.7
37.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914575.101    2926-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Extended Market Index Fund Fidelity® Extended Market Index Fund : FSMAX

This semi-annual shareholder report contains information about Fidelity® Extended Market Index Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Extended Market Index Fund	$ 2	0.03%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$41,038,862,379
Number of Holdings	3,440
Portfolio Turnover	21%
What did the Fund invest in?
(as of August 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.9
Information Technology	18.4
Financials	17.8
Health Care	11.3
Consumer Discretionary	11.1
Real Estate	5.4
Materials	4.6
Communication Services	4.0
Energy	3.6
Consumer Staples	2.9
Utilities	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.7
United Kingdom - 1.0
Canada - 0.4
Puerto Rico - 0.2
Thailand - 0.2
Bermuda - 0.2
Sweden - 0.1
Switzerland - 0.1
Japan - 0.1

TOP HOLDINGS (% of Fund's net assets)
AppLovin Corp Class A	1.5
Strategy Inc Class A	1.2
Snowflake Inc	1.1
CRH PLC	1.0
Robinhood Markets Inc Class A	1.0
ROBLOX Corp Class A	1.0
Cloudflare Inc Class A	1.0
Alnylam Pharmaceuticals Inc	0.9
Marvell Technology Inc	0.8
Flutter Entertainment PLC	0.8
10.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914533.101    2365-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® 500 Index Fund Fidelity® 500 Index Fund : FXAIX

This semi-annual shareholder report contains information about Fidelity® 500 Index Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® 500 Index Fund	$ 1	0.01%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$696,433,818,795
Number of Holdings	507
Portfolio Turnover	2%
What did the Fund invest in?
(as of August 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	33.5
Financials	13.9
Consumer Discretionary	10.5
Communication Services	10.0
Health Care	9.1
Industrials	8.4
Consumer Staples	5.2
Energy	3.0
Utilities	2.4
Real Estate	2.0
Materials	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.5
Ireland - 0.3
Switzerland - 0.1
Netherlands - 0.1
Bailiwick Of Jersey - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.8
Microsoft Corp	7.0
Apple Inc	6.3
Amazon.com Inc	4.0
Meta Platforms Inc Class A	2.9
Broadcom Inc	2.6
Alphabet Inc Class A	2.4
Alphabet Inc Class C	1.8
Berkshire Hathaway Inc Class B	1.8
Tesla Inc	1.7
38.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914559.101    2328-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity Flex® Large Cap Focused Index Fund Fidelity Flex® Large Cap Focused Index Fund : FXLCX

This semi-annual shareholder report contains information about Fidelity Flex® Large Cap Focused Index Fund for the period July 24, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Large Cap Focused Index Fund A	$ 0 B	0.00%C
A Expenses for the full reporting period would be higher.
B Amount represents less than $.50
C Amount represents less than 0.005%

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$3,056,868
Number of Holdings	199
Portfolio TurnoverA	0%
A Amount not annualized
What did the Fund invest in?
(as of August 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.1
Financials	14.0
Consumer Discretionary	10.2
Communication Services	9.8
Health Care	9.0
Industrials	8.4
Consumer Staples	5.0
Energy	3.0
Utilities	2.3
Materials	2.1
Real Estate	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.6
Switzerland - 0.3
Ireland - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.2
Microsoft Corp	7.0
Apple Inc	5.9
Amazon.com Inc	3.7
Broadcom Inc	2.9
Meta Platforms Inc Class A	2.6
Alphabet Inc Class A	2.6
Tesla Inc	1.9
JPMorgan Chase & Co	1.8
Alphabet Inc Class C	1.5
37.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918040.100    8969-TSRS-1025

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Total Market Index Fund

Semi-Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Total Market Index Fund
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)	29,636	392,381
Information Technology - 0.0%
Software - 0.0%
Mawson Infrastructure Group Inc (b)	17,683	7,243
TOTAL AUSTRALIA		399,624
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	143,025	3,228,074
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	303,974	24,175,052
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	191,474	2,247,905
Liberty Global Ltd Class C (b)	250,793	2,996,976

TOTAL BELGIUM		5,244,881
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Kestrel Group Ltd	3,092	83,329
RenaissanceRe Holdings Ltd	67,992	16,521,376

TOTAL BERMUDA		16,604,705
BRITISH VIRGIN ISLANDS - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Acuren Corp	225,428	2,540,574
CANADA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
GameSquare Holdings Inc (b)(c)	40,851	30,843
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	130,537	818,467
Personal Care Products - 0.0%
Flora Growth Corp (b)(c)	509	10,414
TOTAL CONSUMER STAPLES		828,881

Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (b)	27,508	394,740
Health Care - 0.0%
Biotechnology - 0.0%
TuHURA Biosciences Inc (b)(c)	33,856	91,411
TuHURA Biosciences Inc rights (b)(c)(d)	54,121	0
		91,411
Pharmaceuticals - 0.0%
Lexaria Bioscience Corp (b)	22,203	19,609
TOTAL HEALTH CARE		111,020

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States) (c)	258,848	29,648,450
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	375,135	5,859,609
Hut 8 Corp (United States) (b)(c)	128,393	3,431,945
		9,291,554
Materials - 0.0%
Chemicals - 0.0%
Loop Industries Inc (b)	32,047	47,750
Metals & Mining - 0.0%
McEwen Inc (b)	63,061	728,355
US Goldmining Inc (b)	3,427	31,699
		760,054
TOTAL MATERIALS		807,804

TOTAL CANADA		41,113,292
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	246,528	1,116,772
Software - 0.0%
Nukkleus Inc (b)(c)	3,797	18,491
TOTAL CHINA		1,135,263
CZECH REPUBLIC - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Connexa Sports Technologies In (b)(c)	12,686	40,722
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Galecto Inc (b)	1,649	5,277
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	78,229	825,316
Paper & Forest Products - 0.0%
Mercer International Inc	61,981	206,397
TOTAL GERMANY		1,031,713
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	664,452	1,189,369
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Oxbridge Re Holdings Ltd (b)	7,319	15,370
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)(c)	33,797	894,607
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	11,464	50,556
TOTAL HONG KONG		945,163
IRELAND - 0.4%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	53,180	436,076
Pharmaceuticals - 0.0%
Artelo Biosciences Inc (b)	699	6,466
TOTAL HEALTH CARE		442,542

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	21,419	1,351,860
Information Technology - 0.4%
IT Services - 0.4%
Accenture PLC Class A	874,658	227,384,840
TOTAL IRELAND		229,179,242
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)	210,610	2,950,646
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
GlucoTrack Inc (b)	5	21
Materials - 0.0%
Chemicals - 0.0%
N2OFF Inc (b)(c)	23,852	5,257
TOTAL ISRAEL		2,955,924
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	182,912	5,642,835
JORDAN - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Jerash Holdings US Inc	7,507	25,449
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (b)	21,828	315,851
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	21,028	66,238
TOTAL KOREA (SOUTH)		382,089
NETHERLANDS - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	70,604	1,152,963
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	352,940	82,887,959
TOTAL NETHERLANDS		84,040,922
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Ltd (b)	86,773	2,768,926
Industrials - 0.0%
Electrical Equipment - 0.0%
T1 Energy Inc (b)(c)	176,366	291,004
TOTAL NORWAY		3,059,930
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	23,392	409,828
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	58,522	471,687
Liberty Latin America Ltd Class C (b)	172,390	1,420,494
		1,892,181
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	223,252	4,962,892
Ofg Bancorp	62,301	2,787,970
Popular Inc	95,386	11,984,297
		19,735,159
Financial Services - 0.0%
EVERTEC Inc	88,542	3,159,178
TOTAL FINANCIALS		22,894,337

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (b)(c)	28,995	278,352
TOTAL PUERTO RICO		25,064,870
SINGAPORE - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)	35,227	550,950
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)(c)	5,937	105,441
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	73,628	2,761,050
TOTAL SINGAPORE		3,417,441
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	99,279	12,317,546
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	128,382	2,403,311
Health Care - 0.0%
Biotechnology - 0.0%
Aprea Therapeutics Inc (b)	5,851	9,127
TOTAL SWEDEN		14,729,984
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	160,304	2,082,349
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	120,728	6,257,332
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	414,130	85,517,845
TOTAL SWITZERLAND		93,857,526
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	20,906	487,319
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	50,059	16,584,046
TOTAL THAILAND		17,071,365
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	246,900	75,840,274
Soho House & Co Inc Class A (b)	49,262	434,983
		76,275,257
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	585,736	21,531,655
Health Care - 0.0%
Biotechnology - 0.0%
F-star Therapeutics Inc rights (b)(d)	1,555	0
F-star Therapeutics Inc rights (b)(d)	1,555	0
Zura Bio Ltd Class A (b)	47,727	97,363
		97,363
Health Care Technology - 0.0%
OneMedNet Corp Class A (b)	19,850	17,071
TOTAL HEALTH CARE		114,434

Industrials - 0.0%
Electrical Equipment - 0.0%
TurnOnGreen Inc warrants 7/14/2028 (b)	53,845	59
Machinery - 0.0%
Luxfer Holdings PLC	37,632	505,022
TOTAL INDUSTRIALS		505,081

TOTAL UNITED KINGDOM		98,426,427
UNITED STATES - 99.1%
Communication Services - 9.3%
Diversified Telecommunication Services - 0.7%
Anterix Inc (b)	25,924	615,436
AST SpaceMobile Inc Class A (b)(c)	267,065	13,070,161
AT&T Inc	10,053,468	294,466,079
Atn International Inc	14,315	243,355
Bandwidth Inc Class A (b)	38,550	578,250
Cogent Communications Holdings Inc	59,321	2,267,842
Frontier Communications Parent Inc (b)	309,838	11,488,793
GCI Liberty Inc/DEL Class A (b)(d)	87,181	0
GCI LLC Class A	3,725	139,054
GCI LLC Class C	31,933	1,170,025
Globalstar Inc (b)	71,070	2,127,125
IDT Corp Class B	29,006	1,858,414
iQSTEL Inc (b)	4,110	27,578
Iridium Communications Inc	152,289	3,790,473
Lumen Technologies Inc (b)	1,435,521	7,134,539
NextPlat Corp (b)	22,748	16,035
Shenandoah Telecommunications Co	64,016	848,212
Uniti Group Inc (b)	205,531	1,294,845
Verizon Communications Inc	5,890,075	260,518,018
		601,654,234
Entertainment - 1.6%
AMC Entertainment Holdings Inc Class A (b)	607,887	1,708,162
Atlanta Braves Holdings Inc Class A (b)(c)	24,555	1,166,485
Atlanta Braves Holdings Inc Class C (b)	42,168	1,896,717
Cinemark Holdings Inc (c)	141,717	3,656,299
Cineverse Corp (b)	18,681	91,350
CuriosityStream Inc Class A	42,687	195,506
Dolphin Entertainment Inc (b)	12,741	15,162
Electronic Arts Inc	318,805	54,818,520
Eventbrite Inc Class A (b)	104,596	277,179
Gaia Inc Class A (b)	24,675	140,154
Gaxos.ai Inc (b)(c)	9,193	15,812
Golden Matrix Group Inc (b)(c)	49,770	61,217
Kartoon Studios Inc (b)	55,470	43,905
Liberty Media Corp-Liberty Formula One Class A (b)	38,501	3,469,710
Liberty Media Corp-Liberty Formula One Class C (b)	307,079	30,677,192
Liberty Media Corp-Liberty Live Class A (b)	21,316	2,016,920
Liberty Media Corp-Liberty Live Class C (b)	70,972	6,911,253
Lionsgate Studios Corp	317,059	2,038,689
Live Nation Entertainment Inc (b)	220,163	36,654,938
LiveOne Inc (b)	121,975	67,086
Madison Square Garden Entertainment Corp Class A (b)	56,579	2,303,331
Madison Square Garden Sports Corp Class A (b)	23,271	4,603,935
Marcus Corp/The	33,797	521,826
Mega Matrix Inc Class A (c)	40,924	98,627
Motorsport Games Inc Class A (b)	5,433	15,430
Moving Image Technologies Inc (b)(c)	9,820	7,305
Netflix Inc (b)	594,567	718,385,578
Playstudios Inc Class A (b)	151,561	146,499
Playtika Holding Corp	74,367	275,902
PodcastOne Inc (b)	10,156	16,046
Reading International Inc Class A (b)	21,609	33,278
Reading International Inc Class B (b)	1,494	18,750
Reservoir Media Inc (b)	47,839	376,971
ROBLOX Corp Class A (b)	774,598	96,507,165
Roku Inc Class A (b)	180,971	17,474,560
Skillz Inc Class A (b)	14,580	128,596
Snail Inc Class A (b)	4,165	3,863
Sphere Entertainment Co Class A (b)(c)	37,955	1,719,741
Starz Entertainment Corp	17,687	225,863
Take-Two Interactive Software Inc (b)	236,764	55,229,938
TKO Group Holdings Inc Class A	93,666	17,755,327
TruGolf Holdings Inc Class A (b)	403	1,688
Vivid Seats Inc Class A (b)(c)	6,467	114,789
Walt Disney Co/The	2,511,713	297,336,585
Warner Bros Discovery Inc (b)	3,145,214	36,610,291
Warner Music Group Corp Class A	204,533	6,821,176
		1,402,655,316
Interactive Media & Services - 6.3%
Alphabet Inc Class A	8,128,518	1,730,642,767
Alphabet Inc Class C	6,561,284	1,401,030,973
Angi Inc Class A (b)	58,640	1,039,101
Arena Group Holdings Inc/The (b)	37,045	218,566
Bumble Inc Class A (b)	107,589	663,824
BuzzFeed Inc Class A (b)	28,409	55,682
Cargurus Inc Class A (b)	118,536	4,101,346
Cars.com Inc (b)	80,424	1,049,533
DHI Group Inc (b)	55,444	152,471
EverQuote Inc Class A (b)	37,982	883,082
fuboTV Inc (b)(c)	476,581	1,682,331
Getty Images Holdings Inc Class A (b)(c)	69,850	128,524
Giftify Inc (b)	22,806	25,315
HWH International Inc Class A (b)	3,129	4,505
IAC Inc Class A (b)	90,725	3,322,350
Intelligent Protection Management Corp (b)	8,477	16,360
IZEA Worldwide Inc (b)	17,334	65,523
Match Group Inc	342,481	12,788,241
MediaAlpha Inc Class A (b)	45,799	484,095
Meta Platforms Inc Class A	3,033,257	2,240,666,946
Nextdoor Holdings Inc Class A (b)	304,785	624,809
Onfolio Holdings Inc (b)	4,101	4,100
Pinterest Inc Class A (b)	830,128	30,407,589
PSQ Holdings Inc Class A (b)(c)	43,049	71,461
QuinStreet Inc (b)	79,103	1,240,335
Reddit Inc Class A (b)	153,854	34,629,458
Rumble Inc Class A (b)(c)	147,444	1,074,867
Shutterstock Inc	34,177	715,325
Snap Inc Class A (b)	1,485,778	10,608,455
Society Pass Inc (b)	4,626	6,198
Super League Enterprise Inc (b)(c)	322	1,094
System1 Inc Class A (b)(c)	2,682	19,096
Teads Holding Co (b)	48,866	85,516
Travelzoo (b)	9,241	90,654
TripAdvisor Inc Class A	165,254	2,878,725
TrueCar Inc (b)	111,451	245,192
Trump Media & Technology Group Corp (b)	129,696	2,273,571
Vimeo Inc Class A (b)	216,100	907,620
Yelp Inc Class A (b)	88,817	2,808,394
Zedge Inc Class B (b)	15,622	47,491
Ziff Davis Inc (b)	58,606	2,239,335
ZipRecruiter Inc Class A (b)	103,950	519,750
ZoomInfo Technologies Inc (b)	361,540	3,940,786
		5,494,461,356
Media - 0.5%
Advantage Solutions Inc Class A (b)	75,691	137,758
Altice USA Inc Class A (b)	350,471	820,102
AMC Networks Inc Class A (b)	45,939	324,329
Asset Entities Inc Class A (b)(c)	18,726	115,165
Beasley Broadcast Group Inc Class A (b)(c)	722	3,285
Boston Omaha Corp (b)	30,580	407,937
Cable One Inc (c)	6,441	1,040,093
Cardlytics Inc (b)(c)	71,729	73,164
Charter Communications Inc Class A (b)	133,344	35,413,500
Clear Channel Outdoor Holdings Inc (b)	465,213	576,864
Comcast Corp Class A	5,202,525	176,729,774
comScore Inc (b)	5,074	33,285
Creative Realities Inc (b)	11,558	27,624
DallasNews Corp Class A (b)	6,652	98,915
Direct Digital Holdings Inc Class A (b)	8,254	3,740
DoubleVerify Holdings Inc (b)	188,240	3,062,665
EchoStar Corp Class A (b)	187,456	11,582,906
Emerald Holding Inc	27,748	142,902
Entravision Communications Corp Class A	93,706	242,699
EW Scripps Co/The Class A (b)	86,582	258,880
Fluent Inc (b)(c)	23,879	56,832
Fox Corp Class A	301,564	18,003,371
Fox Corp Class B	181,170	9,882,823
Gannett Co Inc (b)	170,049	698,901
Gray Media Inc	113,398	695,130
Gray Media Inc Class A (c)	4,762	49,001
Harte Hanks Inc (b)	6,787	24,501
Ibotta Inc Class A (b)	8,479	228,424
iHeartMedia Inc Class A (b)	159,993	340,785
Integral Ad Science Holding Corp (b)	103,259	928,298
Interpublic Group of Cos Inc/The (c)	516,782	13,870,429
John Wiley & Sons Inc Class A	56,289	2,284,208
John Wiley & Sons Inc Class B	2,019	80,497
Lee Enterprises Inc (b)	6,142	26,656
Lendway Inc (b)	1,599	8,795
Liberty Broadband Corp Class A (b)	20,572	1,248,103
Liberty Broadband Corp Class C (b)	159,182	9,687,817
LQR House Inc (b)(c)	1,264	1,098
Magnite Inc (b)	175,461	4,553,213
Marchex Inc Class B (b)	42,874	84,033
Mediaco Holding Inc Class A (b)	4,485	5,965
National CineMedia Inc	131,956	579,287
New York Times Co/The Class A	226,527	13,555,376
News Corp Class A	566,225	16,652,677
News Corp Class B (c)	117,891	3,992,968
Nexstar Media Group Inc	39,628	8,105,115
Omnicom Group Inc (c)	272,587	21,351,740
Paramount Skydance Corp Class B	432,604	6,359,279
PubMatic Inc Class A (b)	55,985	485,390
Saga Communications Inc Class A	7,264	87,168
Scholastic Corp (c)	32,799	841,622
Sinclair Inc Class A (c)	57,387	830,390
Sirius XM Holdings Inc (c)	307,866	7,277,952
SPAR Group Inc (b)	20,193	24,030
Stagwell Inc Class A (b)	145,150	818,646
Stran & Co Inc (b)	13,640	23,052
TechTarget Inc (c)	37,849	223,309
TEGNA Inc	225,067	4,771,420
Thryv Holdings Inc (b)	57,016	733,226
Townsquare Media Inc Class A	18,238	128,760
Trade Desk Inc (The) Class A (b)	626,215	34,228,912
Urban One Inc Class A (b)	8,053	12,563
Urban One Inc Class D (b)	21,939	17,310
WideOpenWest Inc (b)	66,119	336,546
		415,291,205
Wireless Telecommunication Services - 0.2%
Array Digital Infrastructure Inc	19,433	1,046,078
Gogo Inc (b)(c)	82,990	911,230
Kore Group Holdings Inc (b)	10,553	25,327
NII Holdings Inc (b)(c)(d)	62,298	0
Spok Holdings Inc	29,402	533,940
SurgePays Inc (b)	19,614	52,958
T-Mobile US Inc	666,345	167,912,277
Telephone and Data Systems Inc	138,187	5,539,917
		176,021,727
TOTAL COMMUNICATION SERVICES		8,090,083,838

Consumer Discretionary - 10.4%
Automobile Components - 0.1%
Adient PLC (b)	117,094	2,903,931
American Axle & Manufacturing Holdings Inc (b)	164,129	955,231
BorgWarner Inc	306,836	13,120,307
Cooper-Standard Holdings Inc (b)	24,327	895,720
Dana Inc	180,476	3,638,396
Dorman Products Inc (b)	38,131	6,169,214
Fox Factory Holding Corp (b)	57,864	1,674,006
Gentex Corp	314,445	8,807,604
Gentherm Inc (b)	42,852	1,575,668
Goodyear Tire & Rubber Co/The (b)	400,978	3,400,293
Holley Inc Class A (b)	79,822	324,876
LCI Industries	35,191	3,709,835
Lear Corp	74,877	8,236,470
Luminar Technologies Inc Class A (b)(c)	56,630	96,271
Modine Manufacturing Co (b)	73,434	9,996,570
Motorcar Parts of America Inc (b)	27,212	405,459
Patrick Industries Inc	46,476	5,198,341
Phinia Inc	55,424	3,241,196
QuantumScape Corp Class A (b)	598,422	4,745,486
Solid Power Inc (b)(c)	199,503	863,848
Standard Motor Products Inc	29,096	1,129,216
Stoneridge Inc (b)	36,818	305,589
Strattec Security Corp (b)	5,216	343,578
Sypris Solutions Inc (b)	19,405	37,452
Visteon Corp	38,562	4,780,146
Worksport Ltd (b)(c)	6,737	20,952
XPEL Inc (b)(e)	31,518	1,171,209
		87,746,864
Automobiles - 1.7%
Cenntro Inc (b)	28,734	15,554
Empery Digital Inc (b)	831	5,859
Envirotech Vehicles Inc (b)	2,031	4,631
Faraday Future Intelligent Electric Inc Class A (b)(c)	123,691	275,831
Ford Motor Co	5,452,418	64,174,960
General Motors Co	1,342,712	78,669,496
Harley-Davidson Inc	154,136	4,488,440
Lucid Group Inc (b)(c)	1,667,538	3,301,725
Rivian Automotive Inc Class A (b)(c)	1,146,042	15,551,790
StableX Technologies Inc (b)(c)	448	2,710
Tesla Inc (b)	3,914,891	1,307,064,658
Thor Industries Inc (c)	74,525	8,167,940
Winnebago Industries Inc	39,067	1,405,631
Workhorse Group Inc (b)(c)	13,560	17,899
		1,483,147,124
Broadline Retail - 3.6%
1stdibs.Com Inc (b)	43,041	117,932
Amazon.com Inc (b)	13,200,375	3,022,885,875
Dillard's Inc Class A (c)	4,067	2,167,223
eBay Inc	644,090	58,360,995
Etsy Inc (b)	145,679	7,722,444
Groupon Inc (b)	33,700	879,570
Kohl's Corp (c)	155,096	2,335,746
Macy's Inc	390,165	5,161,883
Ollie's Bargain Outlet Holdings Inc (b)	85,865	10,891,117
QVC Group Inc Class A (b)(c)	10,579	90,768
Savers Value Village Inc (b)(c)	37,336	451,392
		3,111,064,945
Distributors - 0.1%
A-Mark Precious Metals Inc	26,458	619,382
AMCON Distributing Co	256	30,717
Cheetah Net Supply Chain Service Inc Class A (b)	2,533	4,205
Educational Development Corp (b)	6,289	7,358
Genuine Parts Co	194,186	27,055,935
Kaival Brands Innovations Group Inc (b)(c)	5,011	5,011
LKQ Corp	361,017	11,776,375
Pool Corp (c)	52,593	16,341,171
Weyco Group Inc	10,071	305,151
		56,145,305
Diversified Consumer Services - 0.1%
ADT Inc	628,903	5,477,745
Adtalem Global Education Inc (b)	50,427	6,603,416
Allurion Technologies Inc (b)	6,184	13,419
American Public Education Inc (b)	25,023	755,194
Amesite Inc (b)	4,846	13,375
Beachbody Co Inc/The Class A (b)	4,377	24,117
Bright Horizons Family Solutions Inc (b)	80,036	9,447,449
Carriage Services Inc	18,197	796,665
Chegg Inc (b)	149,160	219,265
Classover Holdings Inc Class B	16,144	20,180
Coursera Inc (b)	175,709	2,020,654
Duolingo Inc Class A (b)	54,875	16,345,068
European Wax Center Inc Class A (b)	44,130	189,318
Frontdoor Inc (b)	103,059	6,260,834
Graham Holdings Co Class B	4,750	5,158,738
Grand Canyon Education Inc (b)	38,992	7,859,617
H&R Block Inc	186,933	9,412,077
KinderCare Learning Cos Inc (b)	34,449	247,688
Laureate Education Inc (b)	185,192	5,089,076
Legacy Education Inc (b)	3,663	44,176
Lincoln Educational Services Corp (b)	40,762	766,733
Matthews International Corp Class A	43,172	1,060,736
Mister Car Wash Inc (b)	130,883	747,342
Nerdy Inc Class A (b)	115,553	157,152
Perdoceo Education Corp	85,827	2,809,976
Regis Corp (b)	3,196	70,696
Service Corp International/US	198,873	15,760,685
Strategic Education Inc	33,757	2,746,132
Stride Inc (b)	59,980	9,788,136
Udemy Inc (b)	126,063	864,792
Universal Technical Institute Inc (b)	60,665	1,613,082
XWELL Inc (b)	7,323	8,202
		112,391,735
Hotels, Restaurants & Leisure - 2.1%
Accel Entertainment Inc Class A (b)	78,555	910,452
Airbnb Inc Class A (b)	602,994	78,708,807
Allied Gaming & Entertainment Inc (b)	28,541	33,393
Aramark	365,912	14,310,818
Ark Restaurants Corp (b)	2,923	20,052
Aureus Greenway Holdings Inc (b)(c)	4,674	20,285
Bally's Corp (c)	10,252	102,007
Biglari Holdings Inc Class A (b)(c)	142	221,757
Biglari Holdings Inc Class B (b)	667	207,350
BJ's Restaurants Inc (b)	30,686	1,029,822
Bloomin' Brands Inc	105,610	776,234
Booking Holdings Inc	45,461	254,538,412
Boyd Gaming Corp	85,077	7,304,711
Brinker International Inc (b)	62,064	9,680,743
BT Brands Inc (b)	1,367	2,515
Caesars Entertainment Inc (b)	290,204	7,768,761
Canterbury Park Holding Corp	3,751	62,079
Carnival Corp (b)	1,466,875	46,778,644
Cava Group Inc (b)	114,800	7,754,740
Century Casinos Inc (b)	37,269	99,136
Cheesecake Factory Inc/The (c)	64,166	3,943,642
Chipotle Mexican Grill Inc (b)	1,882,508	79,328,887
Choice Hotels International Inc (c)	30,704	3,671,584
Churchill Downs Inc	100,885	10,464,801
Cracker Barrel Old Country Store Inc (c)	31,301	1,872,426
Darden Restaurants Inc	163,354	33,804,477
Dave & Buster's Entertainment Inc (b)(c)	38,382	985,266
Denny's Corp (b)(c)	71,653	327,454
Dine Brands Global Inc (c)	22,012	527,187
Domino's Pizza Inc	47,784	21,899,407
DoorDash Inc Class A (b)	479,040	117,484,560
DraftKings Inc Class A (b)	693,595	33,278,688
Dutch Bros Inc Class A (b)	177,333	12,737,829
El Pollo Loco Holdings Inc (b)	33,318	354,170
Empire Resorts Inc (b)(d)	2,596	0
Expedia Group Inc Class A	169,838	36,481,202
FAT Brands Inc Class A	829	1,484
FAT Brands Inc Class B	8,113	22,230
First Watch Restaurant Group Inc (b)	56,801	1,070,131
Flanigan's Enterprises Inc	949	27,559
Full House Resorts Inc (b)	45,974	168,265
GEN Restaurant Group Inc Class A	6,248	19,994
Global Business Travel Group I Class A (b)	119,864	999,666
Golden Entertainment Inc	27,667	688,078
Good Times Restaurants Inc (b)	11,578	19,219
High Roller Technologies Inc (b)	1,793	4,662
Hilton Grand Vacations Inc (b)	89,070	4,232,606
Hilton Worldwide Holdings Inc	332,126	91,686,704
Hyatt Hotels Corp Class A (c)	58,532	8,444,997
Inspirato Inc Class A (b)(c)	9,088	27,537
Inspired Entertainment Inc (b)	34,625	322,013
Jack in the Box Inc (c)	26,452	510,524
Krispy Kreme Inc (c)	119,436	423,998
Kura Sushi USA Inc Class A (b)	8,161	692,094
Las Vegas Sands Corp	473,833	27,306,996
Life Time Group Holdings Inc (b)	171,589	4,790,765
Light & Wonder Inc Class A (b)	117,899	10,902,121
Lindblad Expeditions Holdings Inc (b)	51,561	751,759
Lottery.com Inc (b)	2,067	10,335
Lucky Strike Entertainment Corp Class A (c)	34,184	365,769
Marriott International Inc/MD Class A1	317,593	85,070,461
Marriott Vacations Worldwide Corp (c)	44,302	3,462,201
McDonald's Corp	998,930	313,204,512
MGM Resorts International (b)	288,698	11,458,424
Monarch Casino & Resort Inc	17,776	1,854,570
Nathan's Famous Inc	3,884	406,655
Noodles & Co Class A (b)	44,799	31,915
Norwegian Cruise Line Holdings Ltd (b)	624,486	15,512,232
ONE Group Hospitality Inc/The (b)	33,803	94,310
Papa John's International Inc (c)	45,949	2,238,176
Penn Entertainment Inc (b)	205,105	4,149,274
Planet Fitness Inc Class A (b)	117,175	12,279,940
Portillo's Inc Class A (b)(c)	82,015	580,666
Potbelly Corp (b)	35,184	455,281
Pursuit Attractions and Hospitality Inc (b)	29,869	1,114,114
Rave Restaurant Group Inc (b)	16,394	54,592
Rci Hospitality Holdings Inc	11,279	419,692
Red Robin Gourmet Burgers Inc (b)	23,507	152,325
Red Rock Resorts Inc Class A	69,549	4,302,997
Royal Caribbean Cruises Ltd	349,059	126,785,210
Rush Street Interactive Inc Class A (b)	126,012	2,810,068
Sabre Corp (b)	542,353	970,812
Serve Robotics Inc (b)(c)	34,521	383,183
Shake Shack Inc Class A (b)	56,153	5,952,218
Sharplink Gaming Inc (b)	975	17,375
Six Flags Entertainment Corp (b)	132,043	2,996,056
Sonder Holdings Inc (b)(c)	14,674	28,174
Starbucks Corp	1,587,568	140,007,622
Sweetgreen Inc Class A (b)(c)	147,833	1,345,280
Target Hospitality Corp (b)	46,969	426,009
Texas Roadhouse Inc (c)	92,626	15,982,616
Travel + Leisure Co	93,068	5,882,828
Twin Hospitality Group Inc Class A (c)	4,062	14,379
United Parks & Resorts Inc (b)(c)	39,665	2,085,586
Vail Resorts Inc (c)	52,180	8,547,084
Wendy's Co/The (c)	227,262	2,411,250
Wingstop Inc	38,987	12,792,414
Wyndham Hotels & Resorts Inc	107,525	9,312,740
Wynn Resorts Ltd	122,958	15,584,927
Xponential Fitness Inc Class A (b)	36,002	302,777
Yoshiharu Global Co Class A (b)	3,580	4,654
Yum! Brands Inc	388,091	57,037,734
		1,809,505,137
Household Durables - 0.4%
Algorhythm Holdings Inc (b)(c)	3,698	8,209
Aterian Inc (b)(c)	8,030	7,762
Bassett Furniture Industries Inc	11,265	189,477
Beazer Homes USA Inc (b)	38,592	970,975
Cavco Industries Inc (b)	11,206	5,944,671
Century Communities Inc	37,587	2,476,232
Champion Homes Inc (b)	73,821	5,570,533
Cricut Inc Class A (c)	66,268	377,728
DR Horton Inc	386,349	65,478,429
Dream Finders Homes Inc Class A (b)(c)	39,849	1,107,404
Emerson Radio Corp (b)	5,384	2,153
Ethan Allen Interiors Inc	31,576	931,808
Flexsteel Industries Inc	5,112	237,095
Garmin Ltd	215,147	52,026,848
Gopro Inc Class A (b)	182,938	285,383
Green Brick Partners Inc (b)	42,212	2,948,086
Hamilton Beach Brands Holding Co Class A	8,200	120,868
Helen of Troy Ltd (b)	31,853	781,991
Hooker Furnishings Corp	15,104	150,889
Hovnanian Enterprises Inc Class A (b)	6,431	902,655
Installed Building Products Inc (c)	31,809	8,328,232
iRobot Corp (b)(c)	43,041	145,909
KB Home	100,601	6,393,194
Koss Corp (b)	7,407	45,923
La-Z-Boy Inc	57,435	2,123,372
Legacy Housing Corp (b)	15,245	426,022
Leggett & Platt Inc	187,339	1,800,328
Lennar Corp Class A	314,199	41,832,455
Lennar Corp Class B (c)	26,115	3,321,306
LGI Homes Inc (b)	28,623	1,772,050
Lifetime Brands Inc	19,213	75,891
Live Ventures Inc (b)	1,483	29,363
Lovesac Co/The (b)	19,512	373,265
M/I Homes Inc (b)	37,258	5,486,613
Meritage Homes Corp	100,380	7,798,522
Mohawk Industries Inc (b)	72,278	9,590,568
Newell Brands Inc	581,910	3,444,907
Nova Lifestyle Inc (b)(c)	13,853	24,381
NVR Inc (b)	4,084	33,152,483
PulteGroup Inc	280,031	36,969,693
Purple Innovation Inc Class A (b)	76,384	88,605
Smith Douglas Homes Corp Class A (b)(c)	12,637	247,812
Somnigroup International Inc	288,420	24,212,859
Sonos Inc (b)	168,664	2,347,803
Taylor Morrison Home Corp (b)	140,198	9,445,139
Toll Brothers Inc	138,845	19,299,455
TopBuild Corp (b)	39,700	16,704,172
Traeger Inc (b)	93,017	117,201
Tri Pointe Homes Inc (b)	126,164	4,457,374
United Homes Group Inc Class A (b)	17,172	71,607
Universal Electronics Inc (b)	14,280	69,329
Whirlpool Corp (c)	77,687	7,236,544
Yunhong Green CTI Ltd (b)	18,674	11,483
		387,963,056
Leisure Products - 0.0%
Acushnet Holdings Corp (c)	36,768	2,818,267
American Outdoor Brands Inc (b)	17,737	185,174
Brunswick Corp/DE	91,499	5,818,421
Clarus Corp (c)	40,703	147,752
Escalade Inc	11,626	146,488
Funko Inc Class A (b)	51,336	177,623
Hasbro Inc	184,059	14,940,070
Interactive Strength Inc (b)	1,433	5,918
JAKKS Pacific Inc	12,313	218,802
Johnson Outdoors Inc Class A	7,771	313,327
Latham Group Inc (b)	54,851	440,454
Malibu Boats Inc Class A (b)	26,562	881,858
Marine Products Corp (c)	17,903	156,293
MasterCraft Boat Holdings Inc (b)	17,612	386,407
Mattel Inc (b)	451,017	8,253,611
Newton Golf Company Inc (b)(c)	5,368	10,575
Outdoor Holding Co (b)	123,899	177,176
Peloton Interactive Inc Class A (b)	534,304	4,060,710
Polaris Inc (c)	74,580	4,219,736
Smith & Wesson Brands Inc	61,552	502,880
Sturm Ruger & Co Inc	22,972	796,439
Topgolf Callaway Brands Corp (b)(c)	197,399	1,887,134
Tron Inc (b)(c)	14,625	62,741
Twin Vee PowerCats Co (b)	1,827	3,636
YETI Holdings Inc (b)	116,301	4,089,143
		50,700,635
Specialty Retail - 2.0%
1-800-Flowers.com Inc Class A (b)(c)	35,971	201,438
Abercrombie & Fitch Co Class A (b)	66,644	6,233,213
Academy Sports & Outdoors Inc	92,990	4,979,615
Advance Auto Parts Inc	83,621	5,100,045
aka Brands Holding Corp (b)	874	9,876
America's Car-Mart Inc/TX (b)	10,758	482,066
American Eagle Outfitters Inc	219,444	2,839,605
Arhaus Inc Class A (b)	74,922	878,835
Arko Corp	96,833	484,165
Asbury Automotive Group Inc (b)	27,578	6,936,970
AutoNation Inc (b)	34,673	7,596,161
AutoZone Inc (b)	23,374	98,136,440
BARK Inc (b)	172,016	155,210
Barnes & Noble Education Inc (b)	26,880	231,974
Bath & Body Works Inc	297,373	8,686,265
Bed Bath & Beyond Inc (b)	70,545	635,610
Best Buy Co Inc	269,010	19,809,896
Big 5 Sporting Goods Corp (b)	30,147	42,809
Boot Barn Holdings Inc (b)	42,767	7,602,690
Brand House Collective Inc/The (b)(c)	16,430	24,645
Brilliant Earth Group Inc Class A	19,088	55,737
Buckle Inc/The	42,281	2,392,682
Build-A-Bear Workshop Inc (c)	16,328	992,906
Burlington Stores Inc (b)	88,036	25,590,304
Caleres Inc	47,628	714,420
Camping World Holdings Inc Class A	86,794	1,519,763
CarMax Inc (b)	212,796	13,055,035
Carparts Com Inc (b)	77,356	63,455
Carvana Co Class A (b)	173,545	64,544,856
Cato Corp/The Class A	21,800	89,598
Chewy Inc Class A (b)	306,649	12,560,343
Children's Place Inc/The (b)(c)	17,792	90,205
Citi Trends Inc (b)	10,101	359,899
Designer Brands Inc Class A (c)	48,490	179,898
Destination XL Group Inc (b)	67,938	87,640
Dick's Sporting Goods Inc	78,922	16,794,602
Duluth Holdings Inc Class B (b)	18,633	42,297
Envela Corp (b)	9,067	67,730
EVgo Inc Class A (b)	175,607	679,599
Five Below Inc (b)	76,924	11,161,672
Floor & Decor Holdings Inc Class A (b)	150,395	12,320,358
Foot Locker Inc (b)	116,727	2,883,157
GameStop Corp Class A (b)(c)	568,920	12,749,497
Gap Inc/The	310,412	6,832,168
Genesco Inc (b)	13,740	439,405
Group 1 Automotive Inc	17,712	8,232,183
Grove Collaborative Holdings Class A (b)(c)	36,174	54,984
GrowGeneration Corp (b)	80,715	137,216
Guess? Inc (c)	38,853	653,119
Haverty Furniture Cos Inc	19,096	430,615
Home Depot Inc/The	1,388,561	564,824,959
J Jill Inc	10,403	174,354
Lands' End Inc (b)(c)	16,409	235,633
Lazydays Holdings Inc (b)	5,231	15,379
Leslie's Inc (b)	264,351	87,844
Lithia Motors Inc Class A	36,349	12,237,981
Lowe's Cos Inc	781,926	201,783,824
Lulu's Fashion Lounge Holdings Inc (b)(c)	1,492	5,864
MarineMax Inc (b)	26,167	689,500
Monro Inc (c)	42,062	697,388
Murphy USA Inc	25,114	9,455,421
National Vision Holdings Inc (b)	110,793	2,541,591
Nxu Inc Class A (b)	1	0
O'Reilly Automotive Inc (b)	1,194,446	123,840,161
ODP Corp/The (b)	41,868	848,246
OneWater Marine Inc Class A (b)(c)	19,450	327,344
Penske Automotive Group Inc	25,772	4,752,615
Petco Health & Wellness Co Inc Class A (b)	123,146	491,353
PetMed Express Inc (b)	28,931	88,818
RealReal Inc/The (b)	134,208	1,024,007
Rent the Runway Inc Class A (b)(c)	3,342	18,381
Restoration Hardware Inc (b)	21,175	4,778,562
Revolve Group Inc Class A (b)	56,060	1,254,062
RideNow Group Inc Class B (b)	33,295	128,852
Ross Stores Inc	459,445	67,611,926
Sally Beauty Holdings Inc (b)	140,301	1,944,572
Shoe Carnival Inc (c)	24,899	520,389
Signet Jewelers Ltd	59,978	5,281,063
Sleep Number Corp (b)(c)	31,439	331,053
Sonic Automotive Inc Class A	20,046	1,647,581
Sportsman's Warehouse Holdings Inc (b)	53,263	142,745
Stitch Fix Inc Class A (b)	156,333	827,002
Tandy Leather Factory Inc	5,702	17,391
ThredUp Inc Class A (b)	134,549	1,455,820
Tile Shop Holdings Inc (b)	33,009	204,986
Tilly's Inc Class A (b)(c)	31,951	62,943
TJX Cos Inc/The	1,559,912	213,099,578
Torrid Holdings Inc (b)(c)	16,269	35,466
Tractor Supply Co	740,680	45,744,397
Ulta Beauty Inc (b)	63,066	31,074,510
Upbound Group Inc	71,792	1,824,235
Urban Outfitters Inc (b)	78,960	5,296,637
Valvoline Inc (b)	178,207	6,910,867
Victoria's Secret & Co (b)	112,017	2,578,631
Warby Parker Inc Class A (b)	128,463	3,365,731
Wayfair Inc Class A (b)	144,744	10,797,902
Williams-Sonoma Inc	171,719	32,315,799
Winmark Corp	4,057	1,881,799
Xcel Brands Inc (b)(c)	2,602	3,539
Zumiez Inc (b)	22,003	378,232
		1,732,499,804
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds Inc Class A (b)(c)	7,663	49,273
Capri Holdings Ltd (b)	166,070	3,419,381
Carter's Inc (c)	50,854	1,452,390
Columbia Sportswear Co (c)	42,798	2,384,705
Crocs Inc (b)	78,365	6,833,428
Crown Crafts Inc	12,981	38,943
Culp Inc (b)	15,065	65,005
Deckers Outdoor Corp (b)	212,072	25,370,173
Figs Inc Class A (b)	171,294	1,207,623
Fossil Group Inc (b)	68,679	210,158
G-III Apparel Group Ltd (b)	52,839	1,426,653
Hanesbrands Inc (b)	492,983	3,110,723
Kontoor Brands Inc	69,953	5,403,869
Lakeland Industries Inc (c)	12,325	187,217
Levi Strauss & Co Class A	137,532	3,076,591
Lululemon Athletica Inc (b)	154,428	31,225,343
Movado Group Inc	22,463	410,399
NIKE Inc Class B	1,645,839	127,338,564
Oxford Industries Inc	19,543	860,869
Playboy Inc (b)	97,807	160,403
PVH Corp	67,046	5,653,319
Ralph Lauren Corp Class A	55,634	16,519,404
Rocky Brands Inc	10,395	316,320
Skechers USA Inc Class A (b)	181,680	11,460,374
Steven Madden Ltd	102,409	2,973,957
Superior Group of Cos Inc	15,617	205,207
Tapestry Inc	289,996	29,527,393
Under Armour Inc Class A (b)(c)	211,880	1,059,400
Under Armour Inc Class C (b)	232,224	1,142,542
Unifi Inc (b)	21,750	96,135
Vera Bradley Inc (b)	29,261	60,570
VF Corp	461,764	6,986,489
Vince Holding Corp (b)	5,690	8,080
Wolverine World Wide Inc	113,292	3,618,546
		293,859,446
TOTAL CONSUMER DISCRETIONARY		9,125,024,051

Consumer Staples - 4.9%
Beverages - 1.0%
Amaze Holdings Inc (b)(c)	837	2,445
Beeline Holdings Inc (b)(c)	9,095	14,370
Boston Beer Co Inc/The Class A (b)	11,629	2,571,056
Brown-Forman Corp Class A	99,213	3,011,114
Brown-Forman Corp Class B (c)	230,658	6,905,901
Celsius Holdings Inc (b)	219,730	13,816,622
Coca-Cola Co/The	5,411,756	373,357,047
Coca-Cola Consolidated Inc	81,881	9,599,728
Constellation Brands Inc Class A	213,847	34,630,383
Heritage Distilling Holding Co Inc (c)	6,544	2,779
Keurig Dr Pepper Inc	1,896,636	55,173,141
MGP Ingredients Inc	18,940	560,056
Molson Coors Beverage Co Class B (c)	239,047	12,069,483
Monster Beverage Corp (b)	980,559	61,196,687
National Beverage Corp (b)	33,524	1,409,684
PepsiCo Inc	1,915,511	284,740,710
Primo Brands Corp Class A	354,651	8,905,287
Splash Beverage Group Inc (b)(c)	1,408	2,358
Vita Coco Co Inc/The (b)	55,009	1,966,022
Willamette Valley Vineyards Inc (b)	4,861	22,555
Zevia PBC Class A (b)	74,305	208,054
		870,165,482
Consumer Staples Distribution & Retail - 1.8%
Albertsons Cos Inc Class A	562,416	10,944,615
Andersons Inc/The	44,803	1,832,443
BJ's Wholesale Club Holdings Inc (b)	184,502	18,022,155
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	17,555	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	17,555	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	17,555	0
Casey's General Stores Inc	51,861	25,646,302
Chefs' Warehouse Inc/The (b)	49,264	3,110,529
Costco Wholesale Corp	619,883	584,748,032
Dollar General Corp	307,292	33,421,078
Dollar Tree Inc (b)	275,926	30,122,841
Grocery Outlet Holding Corp (b)	137,873	2,496,880
Guardian Pharmacy Services Inc Class A (b)	23,406	618,387
HF Foods Group Inc (b)	54,952	180,243
Ingles Markets Inc Class A	20,160	1,364,630
Kroger Co/The	855,774	58,055,708
Maison Solutions Inc (b)	4,188	3,886
Mangoceuticals Inc (b)	11,886	28,051
Maplebear Inc (b)	229,446	9,951,073
Natural Grocers by Vitamin Cottage Inc (c)	14,680	564,446
Performance Food Group Co (b)	217,923	22,097,392
PriceSmart Inc	34,644	3,715,915
Reborn Coffee Inc (b)	2,905	7,611
SpartanNash Co	47,081	1,261,771
Sprouts Farmers Market Inc (b)	136,724	19,215,191
SRX Health Solutions Inc (b)(c)	5,543	2,316
Sysco Corp	676,830	54,464,510
Target Corp	634,707	60,919,178
United Natural Foods Inc (b)	84,939	2,402,075
US Foods Holding Corp (b)	323,119	25,074,034
Village Super Market Inc Class A	9,054	328,479
Walmart Inc	6,036,297	585,400,084
Weis Markets Inc	22,831	1,635,841
		1,557,635,696
Food Products - 0.6%
Alico Inc	7,389	250,044
Arcadia Biosciences Inc (b)	1,716	6,538
Archer-Daniels-Midland Co	671,094	42,037,328
B&G Foods Inc (c)	112,974	509,513
Barfresh Food Group Inc (b)	11,803	35,763
Beyond Meat Inc (b)(c)	106,207	265,518
BranchOut Food Inc (b)	10,207	22,149
BRC Inc Class A (b)(c)	63,824	98,927
Bridgford Foods Corp (b)	2,093	15,677
Bunge Global SA	187,792	15,815,842
Cal-Maine Foods Inc	60,271	6,969,738
Calavo Growers Inc	23,381	639,470
CIMG Inc (b)	8,019	2,114
Coffee Holding Co Inc (b)	7,048	29,461
Conagra Brands Inc	666,121	12,742,895
Darling Ingredients Inc (b)	221,128	7,509,507
Edible Garden AG Inc (b)	1,307	2,418
Farmer Bros Co (b)	29,181	58,362
Flowers Foods Inc (c)	274,129	4,122,900
Fresh Del Monte Produce Inc	46,781	1,697,215
Freshpet Inc (b)	68,454	3,821,102
General Mills Inc	765,592	37,766,653
Hain Celestial Group Inc (b)	126,504	227,707
Hershey Co/The	206,799	37,999,316
Hormel Foods Corp	407,441	10,365,299
Ingredion Inc	89,664	11,615,075
J & J Snack Foods Corp	21,750	2,426,648
JM Smucker Co	148,773	16,440,904
John B Sanfilippo & Son Inc	12,703	824,425
Kellanova	375,215	29,829,593
Kraft Heinz Co/The	1,206,659	33,750,252
Laird Superfood Inc (b)	11,452	66,307
Lamb Weston Holdings Inc	197,262	11,348,483
Lifeway Foods Inc (b)	7,282	221,883
Limoneira Co	21,662	341,393
Local Bounti Corp (b)	5,423	13,069
Mama's Creations Inc (b)	47,104	375,890
Marzetti Company/The	27,112	4,950,651
McCormick & Co Inc/MD	353,213	24,855,599
Mission Produce Inc (b)	60,989	762,972
Mondelez International Inc	1,809,620	111,183,053
Pilgrim's Pride Corp (c)	56,506	2,511,692
Post Holdings Inc (b)	63,068	7,136,144
Rocky Mountain Chocolate Factory Inc (b)	7,317	10,463
Sadot Group Inc (b)	5,248	4,795
Seaboard Corp	349	1,385,251
Seneca Foods Corp Class A (b)	6,567	743,384
Seneca Foods Corp Class B (b)	27	3,082
Simply Good Foods Co/The (b)	128,187	3,669,994
SOW GOOD INC (b)	1,798	1,372
The Campbell's Company (c)	275,448	8,795,055
Tootsie Roll Industries Inc Class A	23,190	932,470
TreeHouse Foods Inc (b)	63,101	1,157,272
Tyson Foods Inc Class A	399,291	22,671,743
Utz Brands Inc Class A	104,169	1,397,948
Vital Farms Inc (b)(c)	43,756	2,235,494
Westrock Coffee Co (b)	49,842	269,645
WK Kellogg Co (c)	92,238	2,114,095
		487,057,552
Household Products - 0.8%
Central Garden & Pet Co (b)(c)	48,447	1,764,924
Central Garden & Pet Co Class A (b)	28,675	947,135
Church & Dwight Co Inc	344,287	32,073,777
Clorox Co/The	172,068	20,338,438
Colgate-Palmolive Co	1,131,885	95,157,572
Energizer Holdings Inc	92,307	2,543,981
Kimberly-Clark Corp	463,301	59,830,691
Oil-Dri Corp of America	14,333	851,093
Procter & Gamble Co/The	3,276,437	514,531,666
Reynolds Consumer Products Inc	76,465	1,774,753
Spectrum Brands Holdings Inc	34,844	1,985,760
WD-40 Co	18,879	4,078,619
		735,878,409
Personal Care Products - 0.1%
AXIL Brands Inc (b)	4,173	23,452
Beauty Health Co/The Class A (b)	113,918	236,949
BellRing Brands Inc (b)	177,564	7,289,002
Coty Inc Class A (b)	511,306	2,188,390
Edgewell Personal Care Co	65,310	1,568,746
elf Beauty Inc (b)(c)	78,849	9,856,125
Estee Lauder Cos Inc/The Class A	327,246	30,018,276
FitLife Brands Inc (b)(c)	5,322	99,096
Herbalife Ltd (b)	142,146	1,390,188
Honest Co Inc/The (b)	108,652	430,262
Interparfums Inc	25,176	2,893,729
Kenvue Inc	2,682,930	55,563,480
Lifevantage Corp (c)	14,557	190,697
Mannatech Inc (b)	1,681	15,129
Medifast Inc (b)(c)	14,344	201,246
Natural Alternatives International Inc (b)	3,852	14,137
Nature's Sunshine Products Inc (b)	16,745	282,153
Nu Skin Enterprises Inc Class A	68,706	836,152
Olaplex Holdings Inc (b)	166,914	238,687
PMGC Holdings Inc (b)(c)	704	1,140
Safety Shot Inc (b)	73,676	31,386
Synergy CHC Corp (b)	1,471	3,560
United-Guardian Inc	3,850	32,302
Upexi Inc (b)(c)	43,540	314,794
USANA Health Sciences Inc (b)	14,960	477,374
		114,196,452
Tobacco - 0.6%
Altria Group Inc	2,353,103	158,152,053
Ispire Technology Inc (b)	27,438	87,252
Philip Morris International Inc	2,174,709	363,459,115
Turning Point Brands Inc	25,141	2,501,530
Universal Corp/VA	34,609	1,936,374
		526,136,324
TOTAL CONSUMER STAPLES		4,291,069,915

Energy - 3.1%
Energy Equipment & Services - 0.3%
Archrock Inc	248,261	6,146,942
Aris Water Solutions Inc Class A (c)	39,435	957,087
Atlas Energy Solutions Inc (c)	101,804	1,192,125
Baker Hughes Co Class A	1,384,073	62,836,914
Bristow Group Inc (b)	34,160	1,315,502
Cactus Inc Class A	95,316	3,998,506
Core Laboratories Inc (c)	65,166	750,061
Dawson Geophysical Co (b)	7,354	11,987
DMC Global Inc (b)	24,602	164,833
Drilling Tools International Corp (b)	8,313	16,626
Energy Services of America Corp (c)	15,569	158,648
Expro Group Holdings NV (b)	144,303	1,799,458
Flowco Holdings Inc Class A	29,054	474,161
Forum Energy Technologies Inc (b)	14,913	394,449
Geospace Technologies Corp (b)	16,550	328,021
Gulf Island Fabrication Inc (b)	16,536	111,783
Halliburton Co	1,201,305	27,305,663
Helix Energy Solutions Group Inc (b)	197,743	1,303,126
Helmerich & Payne Inc	138,540	2,894,101
Innovex International Inc (b)	53,621	925,498
KLX Energy Services Holdings Inc (b)(c)	20,825	40,817
Kodiak Gas Services Inc	55,487	1,985,880
Liberty Energy Inc Class A	224,992	2,531,160
Mammoth Energy Services Inc (b)	32,370	76,717
MIND Technology Inc (b)	11,111	112,443
Nabors Industries Ltd (b)(c)	20,450	762,376
Natural Gas Services Group Inc	13,284	347,509
NCS Multistage Holdings Inc (b)	1,072	40,849
Nine Energy Service Inc (b)(c)	29,075	19,963
Noble Corp PLC (c)	181,660	5,235,441
NOV Inc	528,032	7,017,545
Oceaneering International Inc (b)	139,905	3,413,682
Oil States International Inc (b)	80,303	449,697
Patterson-UTI Energy Inc	488,105	2,835,890
ProFrac Holding Corp Class A (b)	31,064	124,256
ProPetro Holding Corp (b)	110,784	564,998
Ranger Energy Services Inc Class A	21,560	307,661
RPC Inc	118,302	564,301
Schlumberger NV	2,096,839	77,247,550
SEACOR Marine Holdings Inc (b)	33,866	217,081
Select Water Solutions Inc Class A	131,487	1,120,269
Smart Sand Inc	41,586	80,677
Solaris Energy Infrastructure Inc Class A	53,042	1,675,597
TETRA Technologies Inc (b)	166,507	782,583
Tidewater Inc (b)(c)	63,603	3,828,901
Transocean Ltd (b)(c)	1,109,059	3,360,449
Valaris Ltd (b)(c)	92,510	4,594,972
Weatherford International PLC	102,170	6,508,740
		238,933,495
Oil, Gas & Consumable Fuels - 2.8%
Aemetis Inc (b)(c)	70,824	179,893
American Resources Corp (b)(c)	73,144	150,677
Amplify Energy Corp (b)	51,660	210,256
Antero Midstream Corp	467,621	8,318,978
Antero Resources Corp (b)	407,768	13,015,955
APA Corp	503,819	11,698,677
Barnwell Industries Inc (b)	5,920	6,748
Battalion Oil Corp (b)(c)	5,574	6,576
Berry Corp	109,588	366,024
California Resources Corp	97,301	4,833,914
Calumet Inc (b)(c)	96,907	1,579,584
Centrus Energy Corp Class A (b)(c)	20,979	4,232,094
Cheniere Energy Inc	309,856	74,929,378
Chevron Corp	2,679,373	430,307,304
Chord Energy Corp	80,991	8,900,101
Civitas Resources Inc	119,405	4,391,716
Clean Energy Fuels Corp (b)	242,378	637,454
Clean Energy Technologies Inc (b)	22,820	5,537
CNX Resources Corp (b)	201,850	5,894,020
Comstock Inc (b)(c)	36,155	87,857
Comstock Resources Inc (b)(c)	127,044	2,049,220
ConocoPhillips	1,763,777	174,561,010
Core Natural Resources Inc	70,013	5,199,165
Coterra Energy Inc	1,065,805	26,048,274
Crescent Energy Co Class A	259,220	2,472,959
CVR Energy Inc (b)	47,406	1,445,409
Delek US Holdings Inc	84,836	2,350,806
Devon Energy Corp	896,378	32,359,246
Diamondback Energy Inc	261,286	38,868,905
Dorian LPG Ltd	50,471	1,614,063
DT Midstream Inc	141,800	14,772,724
Empire Petroleum Corp (b)(c)	36,815	185,916
EOG Resources Inc	762,323	95,153,157
EON Resources Inc Class A (b)	20,588	7,137
Epsilon Energy Ltd	30,458	178,484
EQT Corp	836,322	43,354,932
Evolution Petroleum Corp (c)	44,342	228,805
Excelerate Energy Inc Class A	33,177	810,182
Expand Energy Corp	302,414	29,267,627
Exxon Mobil Corp	6,021,666	688,216,207
FutureFuel Corp	37,210	144,375
Gevo Inc (b)(c)	322,405	557,761
Granite Ridge Resources Inc (c)	75,924	422,137
Green Plains Inc (b)	90,743	1,008,155
Gulfport Energy Corp (b)	17,437	3,034,561
HF Sinclair Corp	223,795	11,386,690
HighPeak Energy Inc Class A (c)	35,059	269,954
Houston American Energy Corp (b)(c)	1,969	16,205
Infinity Natural Resources Inc Class A	21,301	317,385
International Seaways Inc	56,449	2,563,914
Kinder Morgan Inc	2,699,957	72,844,840
Kinetik Holdings Inc Class A	53,646	2,244,012
Lightbridge Corp (b)(c)	31,278	473,236
Magnolia Oil & Gas Corp Class A	261,811	6,513,858
Marathon Petroleum Corp	429,097	77,113,022
Matador Resources Co (c)	162,540	8,185,514
Mexco Energy Corp	1,277	10,343
Murphy Oil Corp (c)	187,054	4,650,162
NACCO Industries Inc Class A	5,183	202,759
New Era Energy & Digital Inc	10,620	5,288
New Fortress Energy Inc Class A (c)	178,949	440,215
NextDecade Corp (b)	193,675	2,076,196
NextNRG Inc (b)	28,575	52,007
Northern Oil & Gas Inc	137,732	3,603,069
Occidental Petroleum Corp	989,868	47,127,615
ONEOK Inc	872,527	66,643,612
OPAL Fuels Inc Class A (b)	31,493	74,009
Ovintiv Inc	362,746	15,278,862
Par Pacific Holdings Inc (b)	72,356	2,506,412
PBF Energy Inc Class A	138,838	3,793,054
Peabody Energy Corp	170,473	2,966,230
PEDEVCO Corp (b)	36,401	22,132
Permian Resources Corp Class A	890,644	12,727,303
Phillips 66	569,040	76,012,363
Prairie Operating Co (b)(c)	47,904	122,155
PrimeEnergy Resources Corp (b)(c)	721	109,066
Range Resources Corp	333,713	11,436,345
REX American Resources Corp (b)	20,184	1,262,913
Riley Exploration Permian Inc	13,030	381,258
Ring Energy Inc (b)	174,235	189,916
Sable Offshore Corp (b)(c)	101,565	2,740,224
SandRidge Energy Inc	44,266	524,109
SM Energy Co	160,181	4,573,168
Stabilis Solutions Inc (b)	5,660	22,810
Summit Midstream Corp Class A (b)	14,572	335,447
Talos Energy Inc (b)	170,585	1,685,380
Targa Resources Corp	302,989	50,829,435
Texas Pacific Land Corp (c)	26,331	24,579,462
Trio Petroleum Corp (b)(c)	11,024	12,181
Ur-Energy Inc (United States) (b)	508,452	706,748
Uranium Energy Corp (b)	599,011	6,403,428
US Energy Corp (b)	22,719	27,036
VAALCO Energy Inc	147,440	572,067
Valero Energy Corp	437,447	66,496,318
Venture Global Inc Class A	101,110	1,314,430
Verde Clean Fuels Inc Class A (b)	4,996	14,488
Viper Energy Inc Class A	236,139	9,408,958
Vital Energy Inc (b)(c)	37,719	672,153
Vitesse Energy Inc (c)	40,556	1,079,195
Vivakor Inc (b)	33,661	24,573
W&T Offshore Inc (c)	135,346	246,330
Williams Cos Inc/The	1,705,723	98,727,247
World Kinect Corp	79,559	2,132,977
		2,440,814,038
TOTAL ENERGY		2,679,747,533

Financials - 14.3%
Banks - 3.9%
1st Source Corp	23,507	1,514,321
ACNB Corp	14,519	658,001
Affinity Bancshares Inc	6,832	135,479
Amalgamated Financial Corp	28,896	834,805
Amerant Bancorp Inc Class A	49,101	1,055,672
Ameris Bancorp	89,629	6,568,013
AmeriServ Financial Inc	21,222	63,242
Ames National Corp	12,758	254,905
Arrow Financial Corp	20,233	601,527
Associated Banc-Corp (c)	227,488	6,135,351
Atlantic Union Bankshares Corp	198,477	7,091,583
Auburn National BanCorp Inc	3,103	79,747
Axos Financial Inc (b)	74,398	6,785,842
Banc of California Inc	177,906	3,010,170
BancFirst Corp	27,766	3,692,045
Bancorp Inc/The (b)	65,680	5,007,443
Bank First Corp	12,369	1,606,980
Bank of America Corp	9,145,214	464,028,158
Bank of Hawaii Corp (c)	55,464	3,778,208
Bank of Marin Bancorp	20,182	495,266
Bank of the James Financial Group Inc	5,653	87,848
Bank OZK	147,856	7,758,004
Bank7 Corp	5,671	281,338
BankFinancial Corp	14,994	185,626
BankUnited Inc	104,879	4,110,208
Bankwell Financial Group Inc	9,140	386,439
Banner Corp	48,152	3,227,629
Bar Harbor Bankshares	21,534	694,902
BayCom Corp	14,144	427,997
Bayfirst Financial Corp	5,101	46,011
BCB Bancorp Inc	21,404	190,496
Berkshire Hills Bancorp Inc	84,784	2,215,406
Blue Foundry Bancorp (b)	24,823	230,606
Blue Ridge Bankshares Inc (b)	66,933	268,401
Bogota Financial Corp (b)	4,633	42,947
BOK Financial Corp	31,848	3,548,186
Bridgewater Bancshares Inc (b)	26,767	438,443
Broadway Financial Corp/DE (b)	6,573	52,453
Brookline Bancorp Inc	124,771	1,366,242
Burke & Herbert Financial Services Corp	18,462	1,173,445
Business First Bancshares Inc	38,650	966,637
BV Financial Inc (b)	11,986	201,125
Byline Bancorp Inc	35,627	1,029,977
C&F Financial Corp	4,226	304,187
Cadence Bank	261,171	9,830,476
California BanCorp (b)	31,607	532,262
Camden National Corp	23,500	960,915
Capital Bancorp Inc	16,243	552,100
Capital City Bank Group Inc	19,237	843,735
Capitol Federal Financial Inc	170,712	1,106,214
Carter Bankshares Inc (b)	31,781	618,458
Carver Bancorp Inc (b)	4,607	8,338
Catalyst Bancorp Inc (b)	5,709	72,961
Cathay General Bancorp	97,697	4,876,057
CB Financial Services Inc	6,384	212,523
Central Pacific Financial Corp	37,571	1,176,724
Central Plains Bancshares Inc (b)	4,785	75,699
CF Bankshares Inc Class A	5,336	131,266
CFSB Bancorp Inc (b)	3,080	42,997
Chain Bridge Bancorp Inc Class A	4,205	127,159
Chemung Financial Corp	4,859	261,997
ChoiceOne Financial Services Inc	18,733	578,100
Citigroup Inc	2,606,768	251,735,586
Citizens & Northern Corp	22,070	445,814
Citizens Community Bancorp Inc/WI	12,285	203,071
Citizens Financial Group Inc	604,768	31,617,271
Citizens Financial Services Inc	6,276	376,309
City Holding Co	20,150	2,588,872
Civista Bancshares Inc	21,685	459,505
CNB Financial Corp/PA	38,534	1,013,830
Coastal Financial Corp/WA Class A (b)	16,886	1,933,447
Colony Bankcorp Inc	21,085	362,240
Columbia Banking System Inc (c)	403,892	10,812,189
Columbia Financial Inc (b)	37,378	561,791
Comerica Inc	183,130	12,925,315
Commerce Bancshares Inc/MO	169,273	10,484,770
Community Financial System Inc	73,625	4,409,401
Community Trust Bancorp Inc	21,402	1,250,305
Community West Bancshares	23,960	510,827
Connectone Bancorp Inc	64,620	1,654,272
Cullen/Frost Bankers Inc	89,654	11,568,056
Customers Bancorp Inc (b)	40,847	2,928,321
CVB Financial Corp	180,608	3,635,639
Dime Community Bancshares Inc	54,830	1,686,571
Eagle Bancorp Inc	42,399	823,389
Eagle Bancorp Montana Inc	10,186	178,561
Eagle Financial Services Inc	6,776	253,626
East West Bancorp Inc	192,430	20,232,090
Eastern Bankshares Inc	261,988	4,482,615
ECB Bancorp Inc/MD (b)	10,548	179,527
Enterprise Financial Services Corp	51,259	3,139,101
Equity Bancshares Inc Class A	21,050	853,157
Esquire Financial Holdings Inc	9,230	905,463
Farmers & Merchants Bancorp Inc/Archbold OH	17,549	464,347
Farmers National Banc Corp	52,974	804,145
FB Bancorp Inc	26,820	321,304
FB Financial Corp	56,278	3,021,003
Fidelity D&D Bancorp Inc	6,727	293,634
Fifth District Bancorp Inc (b)	6,675	93,116
Fifth Third Bancorp	933,119	42,708,857
Financial Institutions Inc	27,899	771,965
Finward Bancorp (c)	5,157	165,024
Finwise Bancorp (b)	11,897	229,969
First Bancorp Inc/The	12,698	345,132
First Bancorp/Southern Pines NC	57,644	3,146,786
First Bank/Hamilton NJ	26,970	453,635
First Busey Corp	115,114	2,843,316
First Business Financial Services Inc	10,056	526,130
First Capital Inc	4,724	194,156
First Citizens BancShares Inc/NC Class A	15,268	30,290,338
First Commonwealth Financial Corp	145,391	2,580,690
First Community Bankshares Inc	22,714	862,678
First Community Corp/SC	10,621	289,635
First Financial Bancorp	140,202	3,712,549
First Financial Bankshares Inc	181,438	6,744,050
First Financial Corp	14,842	875,678
First Foundation Inc (b)	105,701	628,921
First Guaranty Bancshares Inc	8,393	70,669
First Hawaiian Inc	175,505	4,554,355
First Horizon Corp	707,311	15,985,229
First Interstate BancSystem Inc Class A	120,403	3,939,586
First Interstate Bank of Calif	11,272	283,096
First Merchants Corp	81,372	3,378,565
First Mid Bancshares Inc	28,273	1,143,360
First National Corp/VA (c)	11,012	257,240
First Northwest Bancorp	10,180	75,739
First Savings Financial Group Inc	7,811	214,178
First Seacoast Bancorp Inc (b)	5,001	57,762
First United Corp	8,240	307,929
First US Bancshares Inc	6,600	80,718
First Western Financial Inc (b)	10,310	240,842
Firstsun Capital Bancorp (b)	15,405	585,544
Five Star Bancorp	22,287	730,345
Flagstar Financial Inc (c)	423,894	5,434,321
Flushing Financial Corp	47,444	652,829
FNB Corp/PA	502,994	8,394,970
Franklin Financial Services Corp	5,775	269,693
FS Bancorp Inc	9,536	407,283
Fulton Financial Corp	253,408	4,982,001
FVCBankcorp Inc	20,958	284,295
GBank Financial Holdings Inc (b)(c)	12,471	495,410
German American Bancorp Inc	52,010	2,172,978
Glacier Bancorp Inc	166,686	8,192,617
Glen Burnie Bancorp (b)	3,444	14,292
Great Southern Bancorp Inc	11,785	745,873
Greene County Bancorp Inc	9,667	231,911
Guaranty Bancshares Inc/TX	12,554	616,904
Hancock Whitney Corp	120,472	7,580,098
Hanmi Financial Corp	41,732	1,049,977
Hanover Bancorp Inc	6,029	135,954
Harborone Northeast Bancorp Inc	51,431	661,403
Hawthorn Bancshares Inc	8,959	299,499
HBT Financial Inc	17,635	467,151
Heritage Commerce Corp	86,683	895,435
Heritage Financial Corp Wash	47,388	1,158,163
Hilltop Holdings Inc	62,968	2,208,917
Hingham Institution For Savings The (c)	2,502	710,918
Home Bancorp Inc	9,259	520,958
Home BancShares Inc/AR	257,341	7,658,468
Home Federal Bancorp Inc of Louisiana	2,495	33,657
HomeStreet Inc (b)	24,382	338,178
HomeTrust Bancshares Inc	19,158	792,375
Hope Bancorp Inc	176,866	1,968,519
Horizon Bancorp Inc/IN	61,405	1,035,288
Huntington Bancshares Inc/OH	2,034,052	36,226,466
IF Bancorp Inc	3,111	78,615
Independent Bank Corp	67,586	4,833,075
Independent Bank Corp/MI	28,828	948,153
International Bancshares Corp	76,740	5,489,980
Investar Holding Corp	11,739	275,162
Isabella Bank Corp (c)	9,714	327,459
John Marshall Bancorp Inc	17,431	345,308
JPMorgan Chase & Co	3,880,866	1,169,770,630
Kearny Financial Corp/MD	79,860	539,055
Kentucky First Federal Bancorp (b)	2,804	9,238
KeyCorp	1,376,419	26,647,472
Lake Shore Bancorp Inc/MD	3,345	44,957
Lakeland Financial Corp	35,722	2,445,171
Landmark Bancorp Inc/Manhattan KS	5,843	155,249
LCNB Corp	19,061	308,407
LINKBANCORP Inc	38,294	278,780
Live Oak Bancshares Inc	47,396	1,833,751
M&T Bank Corp	224,263	45,224,877
Magyar Bancorp Inc	7,606	130,747
MainStreet Bancshares Inc	8,432	190,985
Marathon Bancorp Inc (b)	1,959	20,255
Mercantile Bank Corp	22,570	1,111,573
Meridian Corp	12,590	198,167
Metrocity Bankshares Inc	25,551	764,997
Metropolitan Bank Holding Corp	12,766	1,013,493
Mid Penn Bancorp Inc	30,065	906,159
Middlefield Banc Corp (c)	10,140	311,298
Midland States Bancorp Inc	30,608	563,799
MidWestOne Financial Group Inc	26,588	804,021
MVB Financial Corp	16,645	406,138
National Bank Holdings Corp Class A	53,017	2,079,327
National Bankshares Inc VA	9,110	285,507
NB Bancorp Inc	50,467	953,322
Nbt Bancorp Inc	72,662	3,216,747
Nicolet Bankshares Inc	18,488	2,556,706
Northeast Bank	9,805	1,084,041
Northeast Community Bancorp Inc	18,419	415,348
Northfield Bancorp Inc	51,862	614,565
Northpointe Bancshares Inc	14,237	253,703
Northrim BanCorp Inc	7,672	721,398
Northwest Bancshares Inc	202,017	2,555,515
Norwood Financial Corp	11,693	316,413
NSTS Bancorp Inc (b)	5,555	67,715
Oak Valley Bancorp	9,320	265,527
OceanFirst Financial Corp	81,162	1,492,569
Ohio Valley Banc Corp	5,322	196,914
Old National Bancorp/IN	455,421	10,424,587
Old Point Financial Corp	6,153	259,041
Old Second Bancorp Inc	62,287	1,149,818
OP Bancorp	15,633	227,304
OptimumBank Holdings Inc (b)	14,160	60,180
Orange County Bancorp Inc	12,626	336,862
Origin Bancorp Inc	40,704	1,582,979
Orrstown Financial Services Inc	27,127	945,376
Pacific Premier Bancorp Inc	135,834	3,326,575
Park National Corp	20,248	3,477,999
Parke Bancorp Inc	13,847	312,250
Pathfinder Bancorp Inc	3,296	49,407
Pathward Financial Inc	32,677	2,596,841
Patriot National Bancorp Inc (b)	64,936	97,404
PB Bankshares Inc (b)	3,220	63,917
PCB Bancorp	16,164	357,224
Peapack-Gladstone Financial Corp	21,624	627,312
Peoples Bancorp Inc/OH	48,833	1,510,893
Peoples Bancorp of North Carolina Inc	6,774	214,600
Peoples Financial Services Corp	13,390	701,770
Pinnacle Financial Partners Inc	107,150	10,417,123
Pioneer Bancorp Inc/NY (b)	13,585	178,099
Plumas Bancorp	7,690	333,669
PNC Financial Services Group Inc/The	552,139	114,535,714
Ponce Financial Group Inc (b)	30,805	457,146
Preferred Bank/Los Angeles CA	16,085	1,518,424
Primis Financial Corp	28,106	321,814
Princeton Bancorp Inc	7,338	250,666
Prosperity Bancshares Inc	132,990	9,193,599
Provident Bancorp Inc (b)	24,303	312,780
Provident Financial Holdings Inc	8,159	126,383
Provident Financial Services Inc	182,611	3,623,002
QCR Holdings Inc	23,395	1,833,700
RBB Bancorp	18,878	381,902
Red River Bancshares Inc	6,553	428,566
Regions Financial Corp (c)	1,254,773	34,368,232
Renasant Corp	128,228	5,017,562
Republic Bancorp Inc/KY Class A	13,241	1,016,114
Rhinebeck Bancorp Inc (b)	5,349	71,516
Richmond Mutual BanCorp Inc (c)	13,911	205,744
Riverview Bancorp Inc	26,416	133,665
S&T Bancorp Inc	53,356	2,108,096
SB Financial Group Inc	9,210	193,410
Seacoast Banking Corp of Florida	118,552	3,688,153
ServisFirst Bancshares Inc	69,884	6,160,275
Shore Bancshares Inc	42,384	728,581
Sierra Bancorp	16,965	520,147
Simmons First National Corp Class A	198,297	4,120,612
SmartFinancial Inc	19,628	723,292
Sound Financial Bancorp Inc	3,152	148,995
South Plains Financial Inc	16,594	674,214
Southern First Bancshares Inc (b)	10,603	478,195
Southern Missouri Bancorp Inc	12,946	744,848
Southside Bancshares Inc	39,693	1,240,009
SouthState Corp	137,304	14,013,246
SR Bancorp Inc	12,164	183,311
Stellar Bancorp Inc	63,895	1,975,633
Sterling Bancorp Inc/MI (b)(d)	26,068	0
Stock Yards Bancorp Inc (c)	37,750	3,046,803
Summit State Bank	6,771	80,575
Synovus Financial Corp	193,852	10,004,702
Texas Capital Bancshares Inc (b)	63,777	5,521,175
Texas Community Bancshares Inc	3,947	64,711
TFS Financial Corp	75,615	1,063,147
Third Coast Bancshares Inc (b)	17,796	708,815
Timberland Bancorp Inc/WA	10,073	336,942
Tompkins Financial Corp	17,455	1,224,294
Towne Bank/Portsmouth VA	101,164	3,711,707
TriCo Bancshares	45,627	2,072,378
Triumph Financial Inc (b)	30,806	1,894,261
Truist Financial Corp	1,827,975	85,585,790
TrustCo Bank Corp NY	26,588	1,057,937
Trustmark Corp	83,750	3,372,613
UMB Financial Corp	99,794	12,164,889
Union Bankshares Inc/Morrisville VT	5,346	139,905
United Bancorp Inc/OH	7,273	106,040
United Bankshares Inc/WV	199,670	7,655,348
United Community Banks Inc/GA	169,382	5,657,359
United Security Bancshares/Fresno CA	19,915	189,591
Unity Bancorp Inc	8,456	442,672
Univest Financial Corp	40,124	1,270,727
US Bancorp	2,175,095	106,209,889
USCB Financial Holdings Inc	14,496	252,085
Valley National Bancorp	666,440	6,970,962
Veritex Holdings Inc	75,285	2,586,040
Virginia National Bankshares Corp	6,740	280,451
WaFd Inc	111,789	3,515,764
Washington Trust Bancorp Inc	27,065	820,881
Webster Financial Corp	234,616	14,597,808
Wells Fargo & Co	4,541,819	373,246,685
WesBanco Inc	133,419	4,376,143
West BanCorp Inc	21,491	428,960
Westamerica BanCorp	36,474	1,824,065
Western Alliance Bancorp	152,466	13,653,330
Western New England Bancorp Inc	25,325	317,576
Winchester Bancorp Inc	4,901	46,363
Wintrust Financial Corp	93,404	12,823,435
WSFS Financial Corp	78,916	4,600,014
Zions Bancorp NA	205,827	11,940,024
		3,419,423,159
Capital Markets - 3.5%
Acadian Asset Management Inc	37,110	1,891,497
Aether Holdings Inc	2,564	17,435
Affiliated Managers Group Inc	39,696	8,924,455
AlTi Global Inc Class A (b)	93,406	404,448
Ameriprise Financial Inc	132,929	68,433,178
Ares Management Corp Class A	282,223	50,574,362
Artisan Partners Asset Management Inc Class A	100,128	4,684,989
Associated Capital Group Inc Class A	2,994	99,191
AtlasClear Holdings Inc (b)	12,831	2,370
B Riley Financial Inc (b)(c)	23,397	128,800
Bakkt Holdings Inc Class A (b)	9,395	82,394
Bank of New York Mellon Corp/The	998,968	105,491,021
Beneficient Class A (b)(c)	5,310	2,150
BGC Group Inc Class A	530,203	5,201,291
Binah Capital Group Inc (b)(c)	5,335	10,403
Blackrock Inc	203,435	229,299,726
Blackstone Inc	1,019,322	174,711,791
Blue Owl Capital Inc Class A (c)	803,585	14,882,394
Bridge Investment Group Holdings Inc Class A	55,058	528,557
CaliberCos Inc Class A (b)(c)	707	2,452
Carlyle Group Inc/The	297,750	19,222,740
Cboe Global Markets Inc	146,260	34,510,047
Charles Schwab Corp/The	2,385,964	228,670,790
CME Group Inc Class A	503,461	134,177,391
Cohen & Co Inc	1,258	15,593
Cohen & Steers Inc (c)	37,736	2,787,181
Coinbase Global Inc Class A (b)	295,348	89,945,280
Diamond Hill Investment Group Inc	3,845	560,447
DigitalBridge Group Inc Class A	220,691	2,518,084
Dominari Holdings Inc (c)	8,709	55,912
Donnelley Financial Solutions Inc (b)	35,294	2,003,640
Evercore Inc Class A	50,133	16,120,266
FactSet Research Systems Inc (c)	52,964	19,772,520
Federated Hermes Inc Class B	106,384	5,648,990
Fold Holdings Inc Class A (b)(c)	19,094	68,357
Forge Global Holdings Inc Class A (b)	10,671	201,148
Franklin Resources Inc	432,713	11,103,416
Galaxy Digital Inc Class A (c)	226,712	5,325,465
GCM Grosvenor Inc Class A (c)	69,312	898,284
Goldman Sachs Group Inc/The	428,626	319,433,527
Great Elm Group Inc (b)	28,899	66,757
Hamilton Lane Inc Class A	60,579	9,349,763
Hennessy Advisors Inc	6,099	68,370
Heritage Global Inc (b)	42,869	81,880
Houlihan Lokey Inc Class A	74,925	14,928,806
Innventure Inc	39,699	216,360
Interactive Brokers Group Inc Class A	608,541	37,875,592
Intercontinental Exchange Inc	801,265	141,503,399
Invesco Ltd	624,918	13,679,455
Janus Henderson Group PLC	176,369	7,816,674
Jefferies Financial Group Inc	227,056	14,724,582
KKR & Co Inc Class A	945,625	131,905,231
Lazard Inc	157,628	9,010,016
LPL Financial Holdings Inc	111,701	40,712,780
MarketAxess Holdings Inc	52,398	9,632,848
MarketWise Inc Class A	2,948	52,946
Marygold Cos Inc/The (b)	4,558	4,189
Moelis & Co Class A	103,621	7,472,110
Moody's Corp	215,994	110,105,101
Morgan Stanley	1,725,618	259,670,997
Morningstar Inc	37,056	9,724,236
MSCI Inc	108,037	61,334,766
Nasdaq Inc	576,745	54,640,821
Netcapital Inc (b)	3,175	6,350
Northern Trust Corp	271,721	35,671,533
Open Lending Corp (b)	147,052	310,280
Oppenheimer Holdings Inc Class A	8,331	604,581
P10 Inc Class A (c)	86,233	1,064,115
Perella Weinberg Partners Class A (c)	86,398	1,911,988
Piper Sandler Cos	23,025	7,685,515
PJT Partners Inc Class A (c)	34,045	6,094,055
Raymond James Financial Inc	253,513	42,955,243
Robinhood Markets Inc Class A (b)	996,623	103,678,691
S&P Global Inc	438,517	240,500,263
SEI Investments Co	131,581	11,615,971
Siebert Financial Corp (b)	27,295	74,515
Silvercrest Asset Management Group Inc Class A	13,353	218,856
State Street Corp	398,176	45,778,295
StepStone Group Inc Class A	91,995	5,709,210
Stifel Financial Corp	143,154	16,504,225
StoneX Group Inc (b)	60,935	6,225,729
T Rowe Price Group Inc	307,925	33,138,889
TPG Inc Class A	179,340	10,823,169
Tradeweb Markets Inc Class A	162,725	20,073,756
US Global Investors Inc Class A	14,218	34,692
Value Line Inc	848	32,173
Victory Capital Holdings Inc Class A	66,050	4,708,044
Virtu Financial Inc Class A	112,231	4,704,724
Virtus Invt Partners Inc	9,087	1,830,394
Westwood Holdings Group Inc	8,672	154,015
WisdomTree Inc	160,817	2,188,719
		3,097,287,651
Consumer Finance - 0.7%
Ally Financial Inc	385,795	15,836,885
American Express Co	772,867	256,035,380
Atlanticus Holdings Corp (b)	6,587	439,353
Bread Financial Holdings Inc	64,853	4,292,620
Capital One Financial Corp	893,059	202,920,866
Consumer Portfolio Services Inc (b)	11,269	90,039
Credit Acceptance Corp (b)(c)	8,383	4,314,982
Dave Inc Class A (b)	10,912	2,326,657
DeFi Development Corp (b)(c)	11,475	183,830
Encore Capital Group Inc (b)	32,371	1,354,403
Enova International Inc (b)	35,244	4,275,097
EZCORP Inc Class A (b)	72,464	1,207,975
FirstCash Holdings Inc	53,934	7,942,860
Green Dot Corp Class A (b)	76,330	1,062,514
Katapult Holdings Inc Class A (b)	5,572	83,579
LendingClub Corp (b)	158,639	2,725,418
Lendingtree Inc (b)	15,409	1,047,042
Medallion Financial Corp (c)	24,816	262,057
Navient Corp	100,931	1,383,764
Nelnet Inc Class A	24,915	3,204,318
NerdWallet Inc Class A (b)	50,112	518,158
Old Market Capital Corp (b)	8,351	46,431
OneMain Holdings Inc	166,002	10,268,884
Oportun Financial Corp (b)	42,277	279,451
OppFi Inc Class A	33,351	340,514
PRA Group Inc (b)	55,066	941,078
PROG Holdings Inc	56,167	1,979,325
Regional Management Corp	12,601	552,428
SLM Corp	293,089	9,167,824
SoFi Technologies Inc Class A (b)	1,656,123	42,297,381
Synchrony Financial	531,490	40,573,947
Upstart Holdings Inc (b)(c)	115,641	8,474,172
Vroom Inc	1,700	48,449
World Acceptance Corp (b)	4,321	740,749
		627,218,430
Financial Services - 4.1%
Acacia Research Corp (b)	50,068	170,732
Affirm Holdings Inc Class A (b)	358,306	31,695,749
Alerus Financial Corp	32,593	725,846
Apollo Global Management Inc	634,218	86,399,518
AvidXchange Holdings Inc (b)	261,309	2,597,411
Berkshire Hathaway Inc Class B (b)	2,561,873	1,288,570,882
Better Home & Finance Holding Co Class A (b)	9,487	214,691
Block Inc Class A (b)	776,138	61,811,630
Cannae Holdings Inc	77,527	1,449,755
Cantaloupe Inc (b)	81,249	883,177
Cass Information Systems Inc	16,634	717,258
Corebridge Financial Inc	375,485	13,055,613
Corpay Inc (b)	98,510	32,081,752
Enact Holdings Inc	39,663	1,493,312
Equitable Holdings Inc	424,266	22,596,407
Essent Group Ltd	141,526	8,879,341
Euronet Worldwide Inc (b)	56,540	5,268,963
Federal Agricultural Mortgage Corp Class A	203	29,758
Federal Agricultural Mortgage Corp Class C	13,955	2,924,549
Fidelity National Information Services Inc	733,858	51,230,627
Finance of America Cos Inc Class A (b)	10,827	289,189
Fiserv Inc (b)	774,669	107,043,762
FlexShopper Inc (b)	19,589	13,505
Flywire Corp (b)	149,857	1,970,620
Global Payments Inc	340,521	30,245,075
Guild Holdings Co Class A (c)	14,009	278,919
HA Sustainable Infrastructure Capital Inc (c)	168,712	4,764,427
Halo Spin-Out SPV Inc Class A (d)	1,956	0
Income Opportunity Realty Investors Inc (b)	426	7,625
International Money Express Inc (b)	39,675	575,288
Jack Henry & Associates Inc	101,726	16,607,787
Jackson Financial Inc	100,012	9,881,186
loanDepot Inc Class A (b)	124,259	265,914
Marqeta Inc Class A (b)	533,042	3,392,812
Mastercard Inc Class A	1,133,151	674,553,459
Merchants Bancorp/IN	38,312	1,242,075
MGIC Investment Corp	332,236	9,246,128
Mr Cooper Group Inc (b)	89,394	16,853,451
NCR Atleos Corp (b)	102,168	4,047,896
NewtekOne Inc (c)	35,411	438,034
NMI Holdings Inc (b)	108,701	4,277,384
OLB Group Inc/The (b)	2,330	2,551
Onity Group Inc (b)	8,396	347,343
Paymentus Holdings Inc Class A (b)	43,035	1,675,353
Payoneer Global Inc (b)	362,013	2,515,990
PayPal Holdings Inc (b)	1,358,519	95,354,449
Paysign Inc (b)	46,122	238,912
PennyMac Financial Services Inc	44,604	4,910,900
Priority Technology Holdings Inc (b)	19,852	166,161
Radian Group Inc	189,685	6,616,213
Remitly Global Inc (b)	215,009	3,984,117
Repay Holdings Corp Class A (b)	104,048	615,964
Rocket Cos Inc Class A (c)	338,918	6,022,573
Ryvyl Inc (b)	8,669	2,599
Security National Financial Corp Class A	16,471	148,239
Sezzle Inc (b)(c)	20,942	1,981,113
SHF Holdings Inc Class A (b)(c)	2,133	4,906
Shift4 Payments Inc Class A (b)(c)	94,217	8,520,043
SWK Holdings Corp	4,036	60,177
Toast Inc Class A (b)	612,013	27,601,786
Usio Inc (b)	23,867	35,204
UWM Holdings Corp Class A	194,674	1,109,642
Velocity Financial Inc (b)	16,888	322,223
Visa Inc Class A	2,390,410	840,898,430
Voya Financial Inc	134,803	10,122,357
Walker & Dunlop Inc	45,058	3,832,183
Waterstone Financial Inc	24,695	370,178
Western Union Co/The (c)	465,694	4,037,567
WEX Inc (b)	47,881	8,204,409
XBP Global Holdings Inc Class A (b)	25,116	15,173
		3,528,508,262
Insurance - 2.0%
Abacus Global Management Inc Class A (b)(c)	36,278	259,388
AFLAC Inc	679,479	72,609,126
Allstate Corp/The	369,969	75,270,193
Ambac Financial Group Inc (b)	64,507	582,498
American Coastal Insurance Corp	34,406	380,186
American Financial Group Inc/OH	100,209	13,614,395
American Integrity Insurance Group Inc	9,462	189,145
American International Group Inc	804,419	65,415,353
Amerisafe Inc	26,580	1,227,464
Aon PLC	301,796	110,759,132
Arch Capital Group Ltd	521,546	47,737,105
Arthur J Gallagher & Co	357,930	108,363,308
Assurant Inc	70,789	15,262,816
Assured Guaranty Ltd	64,604	5,310,449
Atlantic American Corp	5,370	17,990
Axis Capital Holdings Ltd	99,731	9,831,482
Baldwin Insurance Group Inc/The Class A (b)	98,910	3,132,480
Bowhead Specialty Holdings Inc (b)	10,980	341,039
Brighthouse Financial Inc (b)	80,305	3,795,214
Brown & Brown Inc	391,835	37,988,403
Chubb Ltd	520,811	143,259,482
Cincinnati Financial Corp	218,583	33,574,349
Citizens Inc/TX Class A (b)(c)	63,094	333,767
CNA Financial Corp (c)	30,874	1,529,807
CNO Financial Group Inc	137,964	5,445,439
Conifer Holdings Inc (b)	4,356	3,323
Crawford & Co Class A	22,108	239,651
Crawford & Co Class B	10,934	115,791
Donegal Group Inc Class A	24,882	445,139
eHealth Inc (b)	42,419	164,162
Employers Holdings Inc	33,453	1,447,177
Erie Indemnity Co Class A	34,842	12,347,308
Everest Group Ltd	59,374	20,298,783
F&G Annuities & Life Inc	30,065	1,039,347
Fidelity National Financial Inc/US	364,166	21,802,618
First American Financial Corp	143,863	9,494,958
Fundamental Global Inc (d)	1,196	18,442
Fundamental Global Inc (b)(c)	1,196	16,744
Genworth Financial Inc Class A (b)	576,722	4,942,508
Globe Life Inc	115,265	16,131,337
GoHealth Inc Class A (b)	7,171	36,644
Goosehead Insurance Inc Class A	35,008	2,965,528
Greenlight Capital Re Ltd Class A (b)	34,792	448,469
Hagerty Inc Class A (b)	32,685	374,243
Hanover Insurance Group Inc/The	50,135	8,697,420
Hartford Insurance Group Inc/The	396,503	52,461,312
HCI Group Inc	13,077	2,180,067
Heritage Insurance Holdings Inc (b)	30,913	703,889
Hippo Holdings Inc (b)	26,220	886,498
Horace Mann Educators Corp	56,889	2,615,756
Investors Title Co	2,048	508,436
James River Group Holdings Ltd	63,966	359,489
Kemper Corp	84,488	4,532,781
Kingstone Cos Inc	15,433	207,728
Kinsale Capital Group Inc	30,964	14,164,482
Lemonade Inc (b)(c)	78,846	4,170,953
Lincoln National Corp	238,502	10,238,891
Loews Corp	242,535	23,477,388
Markel Group Inc (b)	17,708	34,691,034
Marsh & McLennan Cos Inc	688,542	141,708,829
MBIA Inc (b)	58,888	468,748
Mercury General Corp	36,994	2,860,746
MetLife Inc	787,275	64,052,694
NI Holdings Inc (b)	9,090	121,715
Old Republic International Corp	316,983	12,669,811
Oscar Health Inc Class A (b)(c)	288,005	4,798,163
Palomar Hldgs Inc (b)	37,482	4,611,036
Primerica Inc	45,828	12,343,314
Principal Financial Group Inc	287,901	23,178,910
ProAssurance Corp (b)	70,908	1,688,319
Progressive Corp/The	819,210	202,394,023
Prudential Financial Inc	494,439	54,220,181
Reinsurance Group of America Inc	92,186	17,956,911
Reliance Global Group Inc (b)	4,404	4,231
RLI Corp	116,619	7,898,605
Root Inc/OH Class A (b)	12,171	1,122,410
Ryan Specialty Holdings Inc Class A (c)	150,728	8,520,654
Safety Insurance Group Inc	20,824	1,541,184
Selective Insurance Group Inc	85,104	6,657,686
Selectquote Inc (b)	202,361	457,336
Skyward Specialty Insurance Group Inc (b)	46,207	2,231,798
Stewart Information Services Corp	38,927	2,835,443
Tiptree Inc Class A	30,292	710,347
Travelers Companies Inc/The	316,522	85,938,888
Trupanion Inc (b)	47,087	2,182,953
TWFG Inc Class A (b)	17,371	459,376
United Fire Group Inc	29,612	910,273
Universal Insurance Holdings Inc	35,349	862,162
Unum Group	223,799	15,634,598
W R Berkley Corp	418,889	30,030,152
White Mountains Insurance Group Ltd	3,571	6,535,573
Willis Towers Watson PLC	138,481	45,254,206
		1,771,319,581
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
ACRES Commercial Realty Corp (b)	8,097	170,037
AG Mortgage Investment Trust Inc	41,799	316,000
AGNC Investment Corp (c)	1,424,491	13,903,032
Angel Oak Mortgage REIT Inc	21,215	209,180
Annaly Capital Management Inc	844,435	17,893,578
Apollo Commercial Real Estate Finance Inc	178,446	1,889,743
Arbor Realty Trust Inc (c)	269,215	3,214,427
Ares Commercial Real Estate Corp	78,782	371,851
ARMOUR Residential REIT Inc (c)	143,968	2,204,150
Blackstone Mortgage Trust Inc Class A	237,745	4,650,292
Brightspire Capital Inc Class A	184,542	1,070,344
Cherry Hill Mortgage Investment Corp	47,487	136,288
Chimera Investment Corp	116,020	1,644,003
Claros Mortgage Trust Inc	158,766	587,434
Dynex Capital Inc	150,109	1,894,376
Ellington Financial Inc (c)	133,066	1,815,020
Franklin BSP Realty Trust Inc	116,966	1,350,957
Granite Point Mortgage Trust Inc	67,991	196,494
Invesco Mortgage Capital Inc (c)	93,845	733,868
Kkr Real Estate Finance Trust Inc (c)	79,879	769,235
Ladder Capital Corp Class A	159,990	1,859,084
Lument Finance Trust Inc	61,036	136,721
Manhattan Bridge Capital Inc	13,575	71,947
MFA Financial Inc	144,875	1,477,725
New York Mortgage Trust Inc	126,441	912,904
Nexpoint Real Estate Finance Inc	13,355	200,325
Orchid Island Capital Inc (c)	151,103	1,066,787
Pennymac Mortgage Investment Trust	122,225	1,504,590
Ready Capital Corp (c)	239,467	1,020,129
Redwood Trust Inc	186,240	1,139,789
Rithm Capital Corp	742,034	9,186,381
Rithm Property Trust Inc	63,710	163,735
Sachem Capital Corp (c)	71,724	88,937
Seven Hills Realty Trust	18,818	203,611
Starwood Property Trust Inc	485,746	9,846,071
Sunrise Realty Trust Inc	8,355	92,406
TPG RE Finance Trust Inc	91,736	857,732
Two Harbors Investment Corp	145,740	1,457,400
		86,306,583
TOTAL FINANCIALS		12,530,063,666

Health Care - 9.3%
Biotechnology - 2.0%
4D Molecular Therapeutics Inc (b)	47,352	291,688
89bio Inc (b)	179,425	1,620,208
AbbVie Inc	2,467,705	519,205,132
Abeona Therapeutics Inc (b)(c)	67,930	463,962
Abpro Holdings Inc Class A (b)(c)	41,172	10,095
Absci Corp (b)(c)	131,256	313,702
ABVC BioPharma Inc (b)(c)	19,282	54,568
ACADIA Pharmaceuticals Inc (b)	173,494	4,509,109
Aceragen Inc (b)(c)(d)	3,176	0
Achieve Life Sciences Inc (b)	45,999	137,077
Acrivon Therapeutics Inc (b)	19,090	25,581
Actinium Pharmaceuticals Inc (b)	44,530	79,263
Actuate Therapeutics Inc (b)(c)	4,333	36,571
Acumen Pharmaceuticals Inc (b)	42,090	57,242
Acurx Pharmaceuticals Inc (b)	993	4,588
Adicet Bio Inc (b)	83,886	60,398
ADMA Biologics Inc (b)	334,580	5,774,851
Adverum Biotechnologies Inc (b)	23,608	72,713
AEON Biopharma Inc Class A (b)	11,192	8,189
Aevi Genomic Medicine Inc rights (b)(d)	12,284	0
Agenus Inc (b)(c)	38,179	159,588
Agios Pharmaceuticals Inc (b)	80,941	3,052,285
Ainos Inc (b)	1,218	4,653
Akebia Therapeutics Inc (b)	335,402	1,053,162
Akero Therapeutics Inc (b)	102,878	4,807,489
Alaunos Therapeutics Inc (b)	2,317	4,935
Aldeyra Therapeutics Inc (b)	60,979	356,117
Alector Inc (b)	115,078	270,433
Aligos Therapeutics Inc Class A (b)	6,141	64,788
Alkermes PLC (b)	230,940	6,690,332
Allarity Therapeutics Inc (b)(c)	21,595	33,256
Allogene Therapeutics Inc (b)(c)	222,917	251,896
Alnylam Pharmaceuticals Inc (b)	182,181	81,345,638
Altimmune Inc (b)(c)	112,819	432,097
ALX Oncology Holdings Inc (b)	39,555	46,279
Alzamend Neuro Inc (b)(c)	797	1,957
Amgen Inc	751,172	216,119,696
Amicus Therapeutics Inc (b)	386,993	2,937,277
AnaptysBio Inc (b)(c)	26,115	530,918
Anavex Life Sciences Corp (b)(c)	118,561	1,142,928
Anika Therapeutics Inc (b)	20,067	188,228
Anixa Biosciences Inc (b)	42,792	127,948
Annexon Inc (b)	124,529	256,530
Annovis Bio Inc (b)(c)	22,471	51,908
Apellis Pharmaceuticals Inc (b)	152,093	4,193,204
Apimeds Pharmaceuticals US Inc	9,729	17,804
Apogee Therapeutics Inc (b)	44,821	1,630,140
Applied Therapeutics Inc (b)	149,735	73,774
AquaBounty Technologies Inc (b)(c)	7,096	8,373
Aravive Inc (b)(d)	41,978	0
Arbutus Biopharma Corp (b)(c)	210,935	782,569
Arcellx Inc (b)	55,483	3,849,965
Arcturus Therapeutics Holdings Inc (b)	34,766	591,370
Arcus Biosciences Inc (b)	94,265	998,266
Arcutis Biotherapeutics Inc (b)	149,987	2,327,798
Ardelyx Inc (b)	334,346	2,126,441
Armata Pharmaceuticals Inc (b)	14,487	36,218
ArriVent Biopharma Inc (b)	31,881	609,565
Arrowhead Pharmaceuticals Inc (b)	177,120	3,901,954
ARS Pharmaceuticals Inc (b)(c)	74,160	861,739
Assembly Biosciences Inc (b)	7,672	189,498
Astria Therapeutics Inc (b)	49,649	306,831
Atara Biotherapeutics Inc (b)	7,520	90,616
Atossa Therapeutics Inc (b)	158,937	121,253
aTyr Pharma Inc (b)(c)	123,782	665,947
Aura Biosciences Inc (b)	54,615	341,890
Avalo Therapeutics Inc (b)	13,399	124,477
Avidity Biosciences Inc (b)	169,055	7,874,582
Avita Medical Inc (b)(c)	36,843	159,899
Azitra Inc (b)(c)	2,674	2,861
Beam Therapeutics Inc (b)	128,050	2,094,898
Beyondspring Inc (b)(c)	41,653	71,643
Bicara Therapeutics Inc (b)	25,815	308,231
bioAffinity Technologies Inc (b)	21,038	5,093
BioAtla Inc (b)	72,832	33,175
BioCardia Inc (b)	5,980	11,721
BioCryst Pharmaceuticals Inc (b)	291,605	2,423,238
Biogen Inc (b)	204,671	27,061,600
Biohaven Ltd (b)	118,498	1,823,684
BioMarin Pharmaceutical Inc (b)	267,771	15,603,016
Biomea Fusion Inc (b)	36,389	70,959
BioRestorative Therapies Inc (b)(c)	8,558	15,747
BioVie Inc (b)	1,988	3,022
Bioxcel Therapeutics Inc (b)(c)	8,409	34,056
Black Diamond Therapeutics Inc (b)	62,408	171,622
Bolt Biotherapeutics Inc (b)	1,699	8,988
Bone Biologics Corp (b)	625	1,344
Boundless Bio Inc (b)	8,287	9,281
Bridgebio Pharma Inc (b)	207,129	10,720,997
C4 Therapeutics Inc (b)	81,699	212,417
Cabaletta Bio Inc (b)	69,230	100,384
Calidi Biotherapeutics Inc (b)	3,660	6,039
CAMP4 Therapeutics Corp (c)	10,499	15,958
Candel Therapeutics Inc (b)(c)	49,512	286,674
Capricor Therapeutics Inc (b)(c)	58,456	367,104
Cardiff Oncology Inc (b)(c)	85,391	179,321
Cardio Diagnostics Holdings Inc (b)(c)	1,867	7,113
CareDx Inc (b)	77,388	1,057,120
Caribou Biosciences Inc (b)	122,169	228,456
Carisma Therapeutics Inc (b)(c)	31,616	6,798
Carisma Therapeutics Inc rights (b)(d)	236,808	2
Cartesian Therapeutics Inc (b)(c)	11,939	119,987
Cartesian Therapeutics Inc rights (b)(d)	145,588	42,220
Catalyst Pharmaceuticals Inc (b)	159,581	3,285,773
CEL-SCI Corp (b)(c)	4,329	45,151
Celcuity Inc (b)	38,575	1,976,197
Celldex Therapeutics Inc (b)	92,837	2,049,841
Cellectar Biosciences Inc (b)	1,633	7,953
Celularity Inc Class A (b)(c)	18,246	70,430
Century Therapeutics Inc (b)	47,577	23,394
CERo Therapeutics Holdings Inc Class A (b)	161	1,211
CervoMed Inc (b)	6,448	62,030
CG oncology Inc (b)	75,132	2,015,040
Chinook Therapeutics Inc rights (b)(d)	8,006	0
Cibus Inc Class A (b)	32,980	44,193
Cidara Therapeutics Inc (b)	20,749	1,356,777
Clene Inc (b)	8,537	45,417
Climb Bio Inc (b)(c)	36,884	82,251
Coeptis Therapeutics Holdings Inc (b)	3,716	49,516
Cogent Biosciences Inc (b)	180,803	2,184,100
Coherus Oncology Inc (b)(c)	162,772	188,816
Compass Therapeutics Inc (b)	138,297	482,657
Corbus Pharmaceuticals Holdings Inc (b)	17,079	160,030
Corvus Pharmaceuticals Inc (b)(c)	85,935	493,267
Coya Therapeutics Inc (b)	19,995	131,167
Creative Medical Technology Holdings Inc (b)	3,969	12,542
Crescent Biopharma Inc (b)	773	11,131
Cue Biopharma Inc (b)	105,966	82,675
Cullinan Therapeutics Inc (b)	73,890	557,131
Curis Inc (b)	11,824	19,746
Cyclerion Therapeutics Inc (b)	3,367	8,249
Cyteir Therapeutics Inc (b)(d)	28,186	0
Cytokinetics Inc (b)	166,994	5,899,898
CytomX Therapeutics Inc (b)	219,109	446,982
Day One Biopharmaceuticals Inc (b)	96,026	721,155
Denali Therapeutics Inc (b)	174,467	2,664,111
Dermata Therapeutics Inc (b)	1,106	6,238
Design Therapeutics Inc (b)(c)	41,286	228,312
DiaMedica Therapeutics Inc (b)(c)	36,609	209,037
Dianthus Therapeutics Inc (b)	27,361	644,899
Dianthus Therapeutics Inc rights (b)(d)	47,835	0
Disc Medicine Inc (b)	34,143	2,036,459
Dogwood Therapeutics Inc (b)	1,777	8,654
Dogwood Therapeutics Inc (c)(d)	1,051	0
Dyadic International Inc (b)	29,080	26,791
Dynavax Technologies Corp (b)	155,081	1,569,420
Dyne Therapeutics Inc (b)	158,175	2,133,781
Edesa Biotech Inc (b)	4,159	9,732
Editas Medicine Inc (b)	108,585	279,063
Eledon Pharmaceuticals Inc (b)	83,470	216,187
Elicio Therapeutics Inc (b)	15,172	159,761
Elutia Inc (b)	28,604	65,217
Emergent BioSolutions Inc (b)	75,334	625,272
Enanta Pharmaceuticals Inc (b)	27,999	235,192
Ensysce Biosciences Inc (b)(c)	1,659	3,467
Entero Therapeutics Inc (b)(c)	2,215	5,039
Entrada Therapeutics Inc (b)	32,471	177,616
Equillium Inc (b)	24,554	42,724
Erasca Inc (b)	300,765	472,201
Ernexa Therapeutics Inc (b)	3,193	4,342
Estrella Immunopharma Inc (b)	12,628	13,133
Ethzilla Corp (b)	6,923	19,454
Exact Sciences Corp (b)	263,680	12,503,706
Exagen Inc (b)	17,867	176,169
Exelixis Inc (b)	380,918	14,253,952
Exicure Inc (b)	3,639	20,633
eXoZymes Inc (b)	2,707	25,473
Fate Therapeutics Inc (b)	129,275	134,446
Fibrobiologics Inc (b)	37,231	21,970
FibroGen Inc (b)	5,744	67,952
Foghorn Therapeutics Inc (b)	48,385	244,828
Forte Biosciences Inc (b)	7,710	84,810
Fortress Biotech Inc (b)(c)	28,997	74,812
Gain Therapeutics Inc (b)	38,578	76,770
Galectin Therapeutics Inc (b)(c)	71,112	304,359
Genelux Corp (b)(c)	42,706	142,211
Generation Bio CO (b)	6,373	38,238
Genprex Inc (b)	16,817	2,758
GeoVax Labs Inc (b)(c)	21,394	15,951
Geron Corp (b)	776,068	1,086,495
Gilead Sciences Inc	1,737,761	196,314,860
Gossamer Bio Inc (b)	265,563	655,941
GRAIL Inc (b)(c)	43,165	1,415,380
Greenwich Lifesciences Inc (b)(c)	7,675	88,109
GRI Bio Inc (b)(c)	757	1,052
GT Biopharma Inc (b)	3,559	3,326
Gyre Therapeutics Inc (b)(c)	23,770	183,980
Gyre Therapeutics Inc rights (b)(d)	34,507	0
Halozyme Therapeutics Inc (b)	172,031	12,584,068
HCW Biologics Inc (b)(c)	946	5,411
Heron Therapeutics Inc (b)(c)	195,797	264,326
HilleVax Inc (b)	33,707	70,448
Humacyte Inc Class A (b)(c)	161,905	250,953
iBio Inc (b)	21,410	17,507
Ideaya Biosciences Inc (b)	122,487	3,007,056
Immix Biopharma Inc (b)	20,210	44,866
ImmuCell Corp (b)	9,429	60,346
Immuneering Corp (b)	35,504	204,148
Immunic Inc (b)(c)	125,654	103,036
ImmunityBio Inc (b)(c)	285,050	667,017
Immunome Inc (b)(c)	112,069	1,065,776
Immunovant Inc (b)	107,094	1,573,211
Imunon Inc	1,535	9,103
IN8bio Inc (b)	2,595	5,735
Incyte Corp (b)	224,425	18,988,599
Indaptus Therapeutics Inc (b)	506	3,279
Inhibikase Therapeutics Inc (b)(c)	54,619	98,314
Inhibrx Biosciences Inc (b)(c)	13,510	380,982
Inmune Bio Inc (b)(c)	21,612	43,872
Inovio Pharmaceuticals Inc (b)(c)	52,452	124,311
Insight Molecular Diagnostics Inc (b)	21,095	53,159
Insmed Inc (b)	254,583	34,648,746
Instil Bio Inc (b)(c)	5,377	145,179
Intellia Therapeutics Inc (b)(c)	144,794	1,644,136
Intensity Therapeutics Inc (b)	10,689	3,014
Invivyd Inc (b)(c)	81,993	79,779
Ionis Pharmaceuticals Inc (b)	223,277	9,519,415
Iovance Biotherapeutics Inc (b)(c)	346,413	772,501
Ironwood Pharmaceuticals Inc Class A (b)	197,821	261,124
Jade Biosciences Inc	31,969	252,555
Janux Therapeutics Inc (b)	46,052	1,046,301
Jasper Therapeutics Inc Class A (b)	16,228	45,438
Kairos Pharma Ltd (b)(c)	5,047	6,813
KALA BIO Inc (b)(c)	7,645	85,777
Kalaris Therapeutics Inc (b)	8,859	36,145
KalVista Pharmaceuticals Inc (b)(c)	51,827	697,591
Karyopharm Therapeutics Inc (b)(c)	12,315	87,560
Keros Therapeutics Inc (b)	48,566	738,689
Kezar Life Sciences Inc (b)(c)	8,115	32,054
Kineta Inc rights (b)(d)	24,450	0
Klotho Neurosciences Inc (b)	21,399	14,844
Kodiak Sciences Inc (b)	44,624	403,401
Korro Bio Inc (b)	8,134	187,733
Korro Bio Inc rights (b)(c)(d)	44,231	0
Krystal Biotech Inc (b)	35,535	5,248,520
Kura Oncology Inc (b)	120,579	952,574
Kymera Therapeutics Inc (b)	72,390	2,982,468
Kyverna Therapeutics Inc (b)(c)	31,508	116,895
Lantern Pharma Inc (b)	11,259	45,937
Larimar Therapeutics Inc (b)	44,885	162,484
Leap Therapeutics Inc (b)(c)	51,693	14,908
Lexeo Therapeutics Inc (b)	34,201	163,823
Lexicon Pharmaceuticals Inc (b)(c)	258,840	284,724
Liminatus Pharma Inc (c)	6,202	16,807
Lineage Cell Therapeutics Inc (b)	316,758	370,607
Lisata Therapeutics Inc (b)	9,230	21,414
Lixte Biotechnology Holdings Inc (b)	2,827	12,495
Longeveron Inc (b)(c)	20,397	16,891
Longevity Health Holdings Inc Class A (b)	565	1,441
Lyell Immunopharma Inc (b)	13,037	144,450
MacroGenics Inc (b)	89,040	157,601
Madrigal Pharmaceuticals Inc (b)	24,214	10,602,100
MAIA Biotechnology Inc (b)	34,511	53,147
MannKind Corp (b)	422,378	1,938,715
Marker Therapeutics Inc (b)(c)	13,218	12,236
Matinas BioPharma Holdings Inc (b)(c)	7,186	13,079
MediciNova Inc (b)	65,153	85,350
MediPacific Inc Class A rights (b)(d)	30,820	0
MEI Pharma Inc (b)(c)	9,433	45,844
Merrimack Pharmaceuticals Inc (b)(d)	19,085	0
Mersana Therapeutics Inc (b)(c)	5,549	40,619
Metagenomi Inc (b)	36,088	62,793
MetaVia Inc (b)	5,134	3,256
MetaVia Inc rights (b)(d)	159	0
Metsera Inc (b)	22,098	779,838
MiMedx Group Inc (b)	164,366	1,166,999
Mineralys Therapeutics Inc (b)	52,515	812,932
Minerva Neurosciences Inc (b)	6,737	16,034
MiNK Therapeutics Inc (b)	1,389	19,779
Mirum Pharmaceuticals Inc (b)	58,094	4,291,404
Moderna Inc (b)	476,148	11,470,405
Moleculin Biotech Inc (b)(c)	20,418	8,010
Monopar Therapeutics Inc (b)	5,952	203,261
Monte Rosa Therapeutics Inc (b)	61,661	295,973
Mural Oncology PLC (b)	22,662	46,684
Mustang Bio Inc (b)	2,876	4,343
Myriad Genetics Inc (b)	128,341	817,532
NanoViricides Inc (b)(c)	21,808	30,313
Natera Inc (b)	190,780	32,098,735
NeuBase Therapeutics Inc (b)(d)	1,425	338
Neurocrine Biosciences Inc (b)	138,233	19,297,327
Neurogene Inc (b)(c)	13,885	256,595
Neurogene Inc rights (b)(c)(d)	7,393	0
NextCure Inc (b)	2,550	12,827
Nkarta Inc (b)	66,588	141,167
Novavax Inc (b)(c)	226,238	1,689,998
Nurix Therapeutics Inc (b)	98,643	921,326
Nuvalent Inc Class A (b)	53,642	4,107,904
Nuvectis Pharma Inc (b)	15,871	104,114
Ocugen Inc (b)(c)	408,690	416,864
Olema Pharmaceuticals Inc (b)	67,639	369,309
OmniAb Operations Inc (b)(d)	7,074	2,830
OmniAb Operations Inc (b)(d)	7,074	2,263
Oncternal Therapeutics Inc (b)(d)	3,304	1,740
Oncternal Therapeutics Inc rights (b)(d)	780	0
OnKure Therapeutics Inc Class A (b)	11,068	30,437
Opus Genetics Inc (b)	41,752	50,937
Opus Genetics Inc rights (b)(d)	259	0
Organogenesis Holdings Inc Class A (b)	98,711	508,362
ORIC Pharmaceuticals Inc (b)(c)	64,235	657,124
Oruka Therapeutics Inc (b)(c)	46,373	686,320
OSR Holdings Inc (b)	6,773	5,259
Outlook Therapeutics Inc (b)(c)	33,685	28,673
Ovid therapeutics Inc (b)	77,917	99,734
Palisade Bio Inc (b)(c)	3,913	2,643
Palisade Bio Inc rights (b)(d)	122	0
Palvella Therapeutics Inc (b)	10,931	591,914
Palvella Therapeutics Inc rights (b)(d)	1,712	0
Pasithea Therapeutics Corp (b)	1,620	1,309
Passage Bio Inc (b)	3,556	24,608
PDL BioPharma Inc (b)(d)	91,243	0
PDS Biotechnology Corp (b)	61,343	76,065
Pelthos Therapeutics Inc (b)	185	4,375
PepGen Inc (b)	24,674	28,622
Perspective Therapeutics Inc (b)	80,633	270,927
PharmaCyte Biotech Inc (b)	12,896	12,109
Phio Pharmaceuticals Corp (b)(c)	5,705	11,239
Plus Therapeutics Inc (b)	25,001	11,400
PMV Pharmaceuticals Inc (b)	59,924	83,894
Praxis Precision Medicines Inc (b)	26,556	1,209,360
Precigen Inc (b)(c)	214,018	965,221
Precision BioSciences Inc (b)(c)	13,384	65,582
Prelude Therapeutics Inc (b)	25,821	31,243
Prime Medicine Inc (b)(c)	90,711	293,904
ProKidney Corp Class A (b)(c)	127,972	302,014
Protagenic Therapeutics Inc (b)	678	2,441
Protagonist Therapeutics Inc (b)	86,533	5,109,774
Protara Therapeutics Inc (b)	48,513	151,361
PTC Therapeutics Inc (b)	110,922	5,471,782
Puma Biotechnology Inc (b)	50,850	256,284
Pyxis Oncology Inc (b)	63,542	81,334
Q32 Bio Inc (b)(c)	7,468	12,771
Q32 Bio Inc rights (b)(d)	47,190	0
Qualigen Therapeutics Inc (b)	1,365	2,443
Quince Therapeutics Inc (b)(c)	50,690	81,104
Rallybio Corp (b)	30,104	16,154
RAPT Therapeutics Inc (b)	14,498	164,987
Recursion Pharmaceuticals Inc Class A (b)(c)	424,514	1,995,216
Regeneron Pharmaceuticals Inc	145,078	84,246,795
REGENXBIO Inc (b)	64,156	572,913
Rein Therapeutics Inc (b)	27,869	38,738
Relay Therapeutics Inc (b)	185,989	667,701
Renovaro Inc (b)	128,912	30,681
RenovoRx Inc (b)	46,905	45,029
Replimune Group Inc (b)(c)	93,129	502,897
Revolution Medicines Inc (b)	245,841	9,334,583
Rezolute Inc/old (b)	98,785	703,349
Rhythm Pharmaceuticals Inc (b)	75,821	7,820,936
Rigel Pharmaceuticals Inc (b)	24,799	963,441
Rocket Pharmaceuticals Inc (b)	121,474	398,435
Roivant Sciences Ltd (b)	586,893	7,001,633
SAB Biotherapeutics Inc (b)(c)	10,619	21,875
Sagimet Biosciences Inc Class A (b)(c)	32,782	246,193
Salarius Pharmaceuticals Inc (b)	312	1,797
Sana Biotechnology Inc (b)	182,004	556,932
Sangamo Therapeutics Inc (b)(c)	306,276	159,264
Sarepta Therapeutics Inc (b)(c)	137,741	2,506,886
Savara Inc (b)(c)	164,048	538,077
Scholar Rock Holding Corp (b)	104,798	3,421,655
SELLAS Life Sciences Group Inc (b)(c)	139,388	267,625
Sensei Biotherapeutics Inc (b)	1,253	10,062
Senti Biosciences Inc Class A (b)	18,801	27,637
Sera Prognostics Inc Class A (b)	38,855	125,502
Seres Therapeutics Inc (b)(c)	10,143	192,108
Serina Therapeutics Inc (b)(c)	4,072	21,663
Shattuck Labs Inc (b)	58,577	57,452
Silo Pharma Inc (b)	8,423	5,323
Sionna Therapeutics Inc (c)	15,377	378,582
Skye Bioscience Inc (b)(c)	24,379	85,327
Soleno Therapeutics Inc (b)	47,442	3,210,400
Solid Biosciences Inc (b)	81,907	448,850
Soligenix Inc (b)(c)	3,477	10,779
Sonnet BioTherapeutics Holdings Inc (b)(c)	4,746	15,425
Spectrum Pharmaceuticals Inc rights (b)(d)	247,249	2
Spero Therapeutics Inc (b)	59,656	123,488
Spyre Therapeutics Inc (b)	71,303	1,175,786
Spyre Therapeutics Inc rights (b)(d)	74,199	0
Stoke Therapeutics Inc (b)	57,006	1,126,439
Summit Therapeutics Inc (b)(c)	197,190	4,673,403
Surface Oncology Inc rights (b)(d)	58,553	0
Surrozen Inc Class A (b)	8,127	99,028
Sutro Biopharma Inc (b)	108,125	92,674
Syndax Pharmaceuticals Inc (b)	120,454	1,967,014
Synlogic Inc (b)	9,537	13,924
Tango Therapeutics Inc (b)(c)	91,992	617,266
Tao Synergies Inc (b)(c)	1,748	10,173
Taysha Gene Therapies Inc (b)	209,050	610,426
Tectonic Therapeutic Inc (b)	14,801	378,018
Tectonic Therapeutic Inc rights (b)(d)	4,005	0
Tempest Therapeutics Inc (b)(c)	4,421	43,856
Tenax Therapeutics Inc (b)	4,712	28,036
Tenaya Therapeutics Inc (b)	144,579	163,374
Tevogen Bio Holdings Inc Class A (b)	15,004	13,654
TG Therapeutics Inc (b)	189,740	5,565,074
Tharimmune Inc (b)	2,967	17,654
Theriva Biologics Inc (b)	3,363	1,379
Tonix Pharmaceuticals Holding Corp (b)(c)	10,179	301,604
Tourmaline Bio Inc (b)	26,076	610,178
TransCode Therapeutics Inc (b)	1,180	11,481
Travere Therapeutics Inc (b)	110,471	1,933,243
TriSalus Life Sciences Inc Class A (b)(c)	36,240	189,173
TScan Therapeutics Inc (b)	72,914	131,245
Twist Bioscience Corp (b)	83,508	2,252,211
Tyra Biosciences Inc (b)	29,659	375,780
Ultragenyx Pharmaceutical Inc (b)	134,252	4,022,190
Unicycive Therapeutics Inc (b)	9,530	39,931
United Therapeutics Corp (b)	62,998	19,199,271
United Therapeutics Corp rights (b)(d)	29,360	0
Upstream Bio Inc	21,731	372,252
Vanda Pharmaceuticals Inc (b)	81,752	386,687
Vaxcyte Inc (b)	166,704	5,132,816
Vera Therapeutics Inc Class A (b)	77,483	1,676,732
Veracyte Inc (b)	110,194	3,343,286
Verastem Inc (b)(c)	76,329	706,043
Vericel Corp (b)	70,077	2,548,000
Vertex Pharmaceuticals Inc (b)	358,768	140,285,463
Viking Therapeutics Inc (b)(c)	156,844	4,242,630
Vincerx Pharma Inc (b)	2,264	74
Vir Biotechnology Inc (b)	128,674	635,650
Viridian Therapeutics Inc (b)	97,203	1,786,591
Viridian Therapeutics Inc rights (b)(d)	33,262	0
Vistagen Therapeutics Inc (b)	33,660	112,424
VivoSim Labs Inc (b)	1,794	4,377
Vor BioPharma Inc (b)(c)	54,345	107,060
Voyager Therapeutics Inc (b)	63,841	214,506
vTv Therapeutics Inc Class A (b)(c)	1,489	22,543
Werewolf Therapeutics Inc (b)	42,628	55,843
Whitehawk Therapeutics Inc (b)	61,386	110,802
X4 Pharmaceuticals Inc (b)(c)	6,657	24,997
XBiotech Inc (b)	26,581	83,996
Xencor Inc (b)	98,929	804,293
Xenetic Biosciences Inc (b)	1,388	3,963
Xilio Therapeutics Inc (b)(c)	49,584	34,714
XOMA Royalty Corp (b)(c)	11,291	366,619
Y-mAbs Therapeutics Inc (b)	47,698	407,818
Zenas Biopharma Inc (b)(c)	19,252	308,032
Zentalis Pharmaceuticals Inc (b)	79,274	133,973
		1,756,980,190
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	2,430,827	322,473,510
Accuray Inc Del (b)	144,502	219,643
Adagio Medical Holdings Inc (b)	5,179	8,390
Aethlon Medical Inc (b)(c)	2,410	4,507
Align Technology Inc (b)	95,193	13,513,598
Alphatec Holdings Inc (b)	147,453	2,344,503
AngioDynamics Inc (b)	56,510	579,793
Anteris Technologies Global Corp	20,899	84,014
Apyx Medical Corp (b)	42,616	84,806
Artivion Inc (b)	54,077	2,375,603
AtriCure Inc (b)	69,000	2,552,310
Autonomix Medical Inc (b)(c)	2,240	2,509
Avanos Medical Inc (b)	64,044	764,685
Avinger Inc (b)(d)	2,859	0
Axogen Inc (b)	63,362	1,022,663
Baxter International Inc	716,745	17,696,434
Becton Dickinson & Co	400,451	77,279,034
Beta Bionics Inc	16,953	319,395
Beyond Air Inc (b)(c)	4,659	10,343
Biomerica Inc (b)(c)	3,489	10,921
BioSig Technologies Inc (b)(c)	27,026	129,184
Bioventus Inc (b)	58,308	431,479
Bluejay Diagnostics Inc (b)(c)	735	992
Boston Scientific Corp (b)	2,067,253	218,095,192
Butterfly Network Inc Class A (b)(c)	261,108	420,384
Catheter Precision Inc (b)(c)	557	1,393
Ceribell Inc (b)	15,732	186,110
Cerus Corp (b)	266,124	348,622
ClearPoint Neuro Inc (b)	37,401	392,336
Co-Diagnostics Inc (b)	39,148	12,907
CONMED Corp	43,045	2,339,926
Cooper Cos Inc/The (b)	279,393	18,829,691
CVRx Inc (b)	21,452	168,398
CytoSorbents Corp (b)(c)	70,972	66,955
CytoSorbents Corp A warrants 12/31/2029 (b)(d)	38,712	0
Delcath Systems Inc (b)	40,299	444,095
DENTSPLY SIRONA Inc	278,203	3,978,303
Dexcom Inc (b)	547,798	41,271,101
DIH Holdings US Inc Class A (b)	31,199	8,221
Edwards Lifesciences Corp (b)	819,526	66,660,245
Ekso Bionics Holdings Inc (b)(c)	2,083	7,811
ElectroCore Inc (b)	7,588	40,292
ElectroCore Inc rights (b)(d)	2,019	0
Electromed Inc (b)	8,832	218,415
Embecta Corp	81,523	1,180,453
ENDRA Life Sciences Inc (b)	690	2,829
Enovis Corp (b)	80,854	2,498,389
Envista Holdings Corp (b)	237,568	5,031,690
Envoy Medical Inc Class A (b)(c)	9,994	12,293
enVVeno Medical Corp (b)(c)	24,642	19,691
Femasys Inc (b)	33,415	11,866
FONAR Corp (b)	8,663	138,435
Fractyl Health Inc (b)	10,987	10,671
GE HealthCare Technologies Inc	639,518	47,151,662
Glaukos Corp (b)	79,883	7,654,389
Globus Medical Inc Class A (b)	157,835	9,670,550
Haemonetics Corp (b)	70,290	3,833,617
HeartBeam inc (b)	36,788	49,664
HeartSciences Inc (b)	1,342	4,536
Helius Medical Technologies Inc (b)	8	48
Hologic Inc (b)	311,380	20,899,826
Hyperfine Inc Class A (b)	89,395	110,850
ICU Medical Inc (b)	34,355	4,385,759
IDEXX Laboratories Inc (b)	112,339	72,693,444
Innovative Eyewear Inc (b)	1,457	2,812
Inogen Inc (b)	37,544	299,977
Inspire Medical Systems Inc (b)	41,360	3,875,018
Insulet Corp (b)	98,336	33,422,440
Integer Holdings Corp (b)	48,864	5,270,960
Integra LifeSciences Holdings Corp (b)	92,916	1,405,819
Intelligent Bio Solutions Inc (b)	8,942	14,486
Intuitive Surgical Inc (b)	500,775	237,014,304
iRadimed Corp	11,133	806,475
iRhythm Technologies Inc (b)	44,627	7,585,697
IRIDEX Corp (b)	16,874	22,780
Kestra Medical Technologies Ltd	17,244	278,318
Kewaunee Scientific Corp (b)	2,917	165,365
KORU Medical Systems Inc (b)	60,743	256,335
Lantheus Holdings Inc (b)	96,702	5,308,940
LeMaitre Vascular Inc	28,644	2,731,635
LENSAR Inc (b)	13,230	162,464
LivaNova PLC (b)	75,948	4,281,189
Lucid Diagnostics Inc (b)(c)	103,028	129,815
Masimo Corp (b)	62,901	8,787,899
Medtronic PLC	1,791,780	166,295,102
Merit Medical Systems Inc (b)	82,581	7,476,884
Microbot Medical Inc (b)(c)	47,136	179,588
Milestone Scientific Inc (b)	72,271	42,647
Modular Medical Inc (b)	55,999	40,470
Monogram Technologies Inc (b)	31,000	179,800
Myomo Inc (b)	34,932	36,679
NanoVibronix Inc (b)	111	605
Neogen Corp (b)	274,691	1,579,473
Neuraxis Inc (b)	4,523	11,488
Neuronetics Inc (b)	53,949	179,650
NeuroOne Medical Technologies Corp (b)	63,940	48,863
NeuroPace Inc (b)	22,395	204,914
Nexalin Technology Inc (b)	16,612	15,554
Nexgel Inc (b)	8,676	21,256
Novocure Ltd (b)	141,539	1,745,176
Nuwellis Inc (b)	190	968
Omnicell Inc (b)	65,282	2,127,540
OraSure Technologies Inc (b)	104,495	345,878
Orchestra BioMed Holdings Inc (b)	37,596	102,637
Orthofix Medical Inc (b)	54,203	811,961
OrthoPediatrics Corp (b)	23,088	493,160
Outset Medical Inc (b)	24,631	342,617
Owlet Inc Class A (b)	8,575	64,570
PAVmed Inc (b)	14,831	7,202
Penumbra Inc (b)	54,115	14,753,914
Precision Optics Corp Inc/Mass (b)	6,425	30,198
Predictive Oncology Inc (b)	9,839	8,608
Pro-Dex Inc (b)(c)	3,001	140,687
PROCEPT BioRobotics Corp (b)	77,663	3,119,723
Pulmonx Corp (b)	56,260	96,205
Pulse Biosciences Inc (b)(c)	28,138	437,265
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	2,579	10,496
QuidelOrtho Corp (b)	93,413	2,680,019
ResMed Inc	204,815	56,223,766
Retractable Technologies Inc (b)	15,739	13,189
Rockwell Medical Inc (b)	39,780	68,024
RxSight Inc (b)	48,844	441,550
Sanara Medtech Inc (b)	4,941	166,314
SANUWAVE Health Inc (b)	9,627	400,868
SeaStar Medical Holding Corp Class A (b)(c)	12,017	11,009
Semler Scientific Inc (b)(c)	13,017	385,824
Senseonics Holdings Inc (b)	1,053,206	483,948
Sensus Healthcare Inc (b)	18,842	63,874
Sharps Technology Inc (b)(c)	1,530	20,732
SI-BONE Inc (b)	53,317	888,794
Sight Sciences Inc (b)	45,234	183,650
SiNtx Technologies Inc (b)	3,375	14,006
Solventum Corp (b)	205,244	15,001,284
Spectral AI Inc Class A (b)	23,630	45,606
STAAR Surgical Co (b)	68,865	1,884,146
Stereotaxis Inc (b)	106,311	306,176
STERIS PLC	137,202	33,622,722
Strata Skin Sciences Inc (b)	2,733	6,505
Stryker Corp	480,561	188,096,381
Surmodics Inc (b)	19,885	676,885
Tactile Systems Technology Inc (b)	32,472	432,202
Tandem Diabetes Care Inc (b)	93,094	1,164,606
Tela Bio Inc (b)	41,584	74,020
Teleflex Inc	61,881	7,822,377
Tenon Medical Inc (b)(c)	12,082	14,982
Tivic Health Systems Inc (b)(c)	713	2,182
TransMedics Group Inc (b)	47,282	5,435,539
Treace Medical Concepts Inc (b)	61,201	449,215
UFP Technologies Inc (b)	10,201	2,143,842
Utah Medical Products Inc	4,232	263,273
Varex Imaging Corp (b)	57,455	663,605
Venus Concept Inc (b)	557	1,231
Vicarious Surgical Inc Class A (b)	4,380	26,762
Vivani Medical Inc (b)	39,772	45,738
VolitionRX Ltd (b)	115,511	79,703
Xtant Medical Holdings Inc (b)	74,213	47,422
Zimmer Biomet Holdings Inc	276,451	29,331,451
Zimvie Inc (b)	38,851	733,507
Zynex Inc (b)(c)	21,213	34,789
		1,833,985,599
Health Care Providers & Services - 1.6%
Acadia Healthcare Co Inc (b)	128,328	2,946,411
AdaptHealth Corp (b)	146,620	1,391,424
Addus HomeCare Corp (b)	25,295	2,913,225
agilon health Inc (b)	426,078	545,380
AirSculpt Technologies Inc (b)(c)	18,872	121,724
Alignment Healthcare Inc (b)	147,187	2,407,979
American Shared Hospital Services (b)	4,318	10,665
AMN Healthcare Services Inc (b)	53,172	1,104,914
Astrana Health Inc (b)	57,702	1,844,156
Aveanna Healthcare Holdings Inc (b)	81,352	650,816
Biodesix Inc (b)(c)	98,239	41,909
BrightSpring Health Services Inc (b)	95,491	2,262,182
Brookdale Senior Living Inc (b)	326,358	2,512,957
Cardinal Health Inc	333,369	49,598,640
Castle Biosciences Inc (b)	40,168	964,434
Cencora Inc	240,938	70,259,930
Centene Corp (b)	695,305	20,191,657
Chemed Corp	20,437	9,359,124
Cigna Group/The	373,235	112,295,214
Clover Health Investments Corp Class A (b)(c)	581,596	1,523,782
Community Health Systems Inc (b)	169,291	467,243
Concentra Group Holdings Parent Inc	151,382	3,602,892
CorVel Corp (b)	38,156	3,397,792
Cosmos Health Inc (b)	28,538	22,545
Cross Country Healthcare Inc (b)	42,641	570,537
Cryo-Cell International Inc	6,135	28,835
CVS Health Corp	1,767,249	129,274,264
DaVita Inc (b)	58,016	7,992,284
DocGo Inc Class A (b)	121,480	189,509
Elevance Health Inc	315,700	100,597,805
Encompass Health Corp	140,767	17,139,790
Enhabit Inc (b)	70,131	552,632
Ensign Group Inc/The	79,767	13,702,375
Fulgent Genetics Inc (b)	27,851	617,457
GeneDx Holdings Corp Class A (b)	29,541	3,825,264
Guardant Health Inc (b)	173,085	11,669,391
HCA Healthcare Inc	242,019	97,765,995
HealthEquity Inc (b)	121,189	10,825,813
Henry Schein Inc (b)	170,023	11,830,200
Hims & Hers Health Inc Class A (b)(c)	273,955	11,601,994
Humana Inc	168,610	51,200,113
Infusystem Holdings Inc (b)	29,252	315,337
Innovage Holding Corp (b)	30,621	117,278
Inspire Veterinary Partners Inc Class A (b)(c)	2,257	2,121
Joint Corp/The (b)	21,386	229,686
Kindly MD Inc (b)(c)	1,775	9,656
Labcorp Holdings Inc	116,897	32,496,197
LifeStance Health Group Inc (b)	184,149	1,009,137
McKesson Corp	174,795	120,021,239
Molina Healthcare Inc (b)	75,771	13,701,670
MSP Recovery Inc Class A (b)	2,714	1,198
National HealthCare Corp	17,269	1,959,686
National Research Corp Class A	20,267	297,722
NeoGenomics Inc (b)	178,906	1,570,795
NeueHealth Inc (b)	4,778	31,344
Nutex Health Inc (b)(c)	4,637	388,534
Oncology Institute Inc/The (b)(c)	69,433	236,072
OPKO Health Inc (b)	630,742	870,424
Option Care Health Inc (b)	229,146	6,571,907
Owens & Minor Inc (b)	102,048	500,035
P3 Health Partners Inc Class A (b)	2,437	20,276
PACS Group Inc (b)	51,798	602,929
Pediatrix Medical Group Inc (b)	118,456	2,038,628
Pennant Group Inc/The (b)	47,898	1,150,031
Performant Healthcare Inc (b)(c)	102,922	785,295
Precipio Inc (b)	1,752	26,543
Premier Inc Class A (c)	114,659	2,969,668
Privia Health Group Inc (b)	146,049	3,364,969
Progyny Inc (b)	103,851	2,458,153
Quest Diagnostics Inc	155,953	28,327,303
RadNet Inc (b)	94,760	6,799,978
Select Medical Holdings Corp	145,246	1,889,650
Sonida Senior Living Inc (b)	13,207	342,061
Surgery Partners Inc (b)	105,511	2,394,045
Talkspace Inc Class A (b)	193,724	515,306
Tenet Healthcare Corp (b)	129,789	23,924,006
UnitedHealth Group Inc	1,267,376	392,721,801
Universal Health Services Inc Class B	79,902	14,508,605
US Physical Therapy Inc	21,164	1,754,284
Viemed Healthcare Inc (b)	47,796	352,257
Vivos Therapeutics Inc (b)	8,350	36,156
		1,427,133,235
Health Care Technology - 0.1%
American Well Corp (b)	19,644	135,544
Bullfrog AI Holdings Inc (b)(c)	7,178	8,685
CareCloud Inc (b)	50,506	193,943
Certara Inc (b)	153,314	1,661,924
Claritev Corp Class A (b)(c)	8,955	617,089
DarioHealth Corp (b)(c)	2,330	22,158
Definitive Healthcare Corp Class A (b)	68,827	277,373
Doximity Inc Class A (b)	186,538	12,673,392
Evolent Health Inc Class A (b)	150,965	1,456,812
Firefly Neuroscience Inc (b)(c)	15,355	40,691
Forian Inc (b)	18,161	36,322
GoodRx Holdings Inc Class A (b)	122,978	534,954
Health Catalyst Inc (b)	97,156	329,359
Healthcare Triangle Inc (b)	18	40
HealthStream Inc	33,512	941,017
iSpecimen Inc (b)(c)	5,088	3,619
LifeMD Inc (b)	54,949	340,134
OptimizeRx Corp (b)	22,658	409,430
Phreesia Inc (b)	78,862	2,496,771
Schrodinger Inc/United States (b)	77,973	1,521,253
Scienture Holdings Inc (b)	11,577	11,317
Simulations Plus Inc (b)(c)	22,794	322,991
Teladoc Health Inc (b)	244,494	1,889,939
TruBridge Inc (b)	17,101	341,336
Veeva Systems Inc Class A (b)	209,483	56,392,824
VSee Health Inc (b)	8,385	5,046
Waystar Holding Corp (b)	111,875	4,237,825
		86,901,788
Life Sciences Tools & Services - 0.9%
10X Genomics Inc Class A (b)	155,038	2,172,082
Adaptive Biotechnologies Corp (b)	161,937	2,134,330
Agilent Technologies Inc	398,274	50,047,111
Alpha Teknova Inc (b)(c)	18,602	80,361
Atlantic International Corp (b)	15,476	61,285
Avantor Inc (b)	952,422	12,829,124
Azenta Inc (b)	63,881	1,950,926
Bio-Rad Laboratories Inc Class A (b)	26,009	7,747,561
Bio-Techne Corp	219,196	11,974,677
BioLife Solutions Inc (b)	51,577	1,292,004
Bionano Genomics Inc (b)(c)	4,683	17,655
Bruker Corp	154,754	5,258,541
CDT Equity Inc Class A (b)	9	11
Champions Oncology Inc (b)	8,417	57,236
Charles River Laboratories International Inc (b)	68,658	11,212,538
Codexis Inc (b)	114,987	313,915
CryoPort Inc (b)	69,707	617,604
Cytek Biosciences Inc (b)	142,791	591,155
Danaher Corp	889,977	183,175,066
Fortrea Holdings Inc (b)	126,494	1,245,966
Ginkgo Bioworks Holdings Inc Class A (b)(c)	57,270	725,611
Harvard Bioscience Inc (b)	55,562	27,503
Illumina Inc (b)	221,203	22,111,452
Inotiv Inc (b)(c)	43,163	72,945
IQVIA Holdings Inc (b)	229,681	43,825,432
Lifecore Biomedical Inc (b)	51,120	389,023
Maravai LifeSciences Holdings Inc Class A (b)	168,577	407,956
MaxCyte Inc (b)	149,166	207,341
Medpace Holdings Inc (b)	32,940	15,663,299
Mesa Laboratories Inc (c)	7,559	512,122
Mettler-Toledo International Inc (b)	29,023	37,760,084
Nautilus Biotechnology Inc Class A (b)	64,093	43,583
Niagen Bioscience Inc (b)	75,442	746,876
OmniAb Inc (b)(c)	137,435	219,896
Pacific Biosciences of California Inc (b)(c)	388,358	508,749
Personalis Inc (b)(c)	85,902	420,061
Quanterix Corp (b)	55,192	251,124
Quantum-Si Inc Class A (b)(c)	193,458	216,673
Rapid Micro Biosystems Inc Class A (b)	24,967	60,170
Repligen Corp (b)	72,995	8,928,748
Revvity Inc	164,584	14,830,664
Seer Inc Class A (b)	55,361	113,490
Sotera Health Co (b)	213,764	3,499,317
Standard BioTools Inc (b)	428,960	540,490
Thermo Fisher Scientific Inc	527,483	259,901,424
Waters Corp (b)	83,154	25,095,877
West Pharmaceutical Services Inc	100,398	24,793,286
		754,652,344
Pharmaceuticals - 2.6%
60 Degrees Pharmaceuticals Inc (b)	2,236	3,153
Aardvark Therapeutics Inc (c)	8,490	70,467
Aclaris Therapeutics Inc (b)	151,228	291,870
Adial Pharmaceuticals Inc (b)(c)	9,158	3,480
ALT5 Sigma Corp (b)	24,331	191,728
Alto Neuroscience Inc (b)	30,484	112,181
Alumis Inc (b)	68,064	315,817
Amneal Intermediate Inc Class A (b)	208,400	1,992,304
Amphastar Pharmaceuticals Inc (b)	51,151	1,566,244
Amylyx Pharmaceuticals Inc (b)	100,236	940,214
AN2 Therapeutics Inc (b)	30,268	33,295
Anebulo Pharmaceuticals Inc (b)	34,647	86,618
ANI Pharmaceuticals Inc (b)	23,914	2,235,959
ANI Pharmaceuticals Inc rights (b)(d)	60,493	0
Aquestive Therapeutics Inc (b)(c)	106,510	401,543
Arvinas Inc (b)	94,497	730,462
Aspire Biopharma Holdings Inc Class A (b)	43,781	25,187
Assertio Holdings Inc (b)(c)	129,012	107,738
Atea Pharmaceuticals Inc (b)	106,781	358,784
Athira Pharma Inc (b)	39,326	15,282
Avadel Pharmaceuticals PLC Class A (b)	135,079	1,993,766
Axsome Therapeutics Inc (b)	57,906	7,022,840
Aytu BioPharma Inc (b)	8,054	18,927
BioAge Labs Inc (c)	16,133	79,536
Biofrontera Inc (b)(c)	7,488	6,635
Biote Corp Class A (b)	31,938	109,867
Bristol-Myers Squibb Co	2,843,103	134,137,600
Cadrenal Therapeutics Inc (b)	1,849	23,787
CalciMedica Inc (b)	12,421	33,537
Cassava Sciences Inc (b)	63,687	145,206
Cingulate Inc (b)(c)	4,692	18,721
Citius Pharmaceuticals Inc (b)	13,951	18,555
Clearside Biomedical Inc (b)	96,432	35,439
CNS Pharmaceuticals Inc (b)(c)	139	873
Cocrystal Pharma Inc (b)	9,629	14,444
Cognition Therapeutics Inc (b)(c)	75,586	183,674
Collegium Pharmaceutical Inc (b)	44,579	1,729,665
Context Therapeutics Inc (b)	70,420	59,153
Contineum Therapeutics Inc Class A (b)	7,804	81,552
Corcept Therapeutics Inc (b)	131,927	9,197,950
CorMedix Inc (b)(c)	94,779	1,405,573
Crinetics Pharmaceuticals Inc (b)	131,195	4,065,733
Cumberland Pharmaceuticals Inc (b)	11,411	39,824
Dare Bioscience Inc (b)	11,883	24,004
Durect Corp (b)	41,371	79,432
Edgewise Therapeutics Inc (b)	96,394	1,383,254
Elanco Animal Health Inc (b)	694,194	12,738,460
Eli Lilly & Co (c)	1,098,977	805,088,571
Enliven Therapeutics Inc (b)	54,358	1,101,837
Enliven Therapeutics Inc rights (b)(d)	19,688	0
Enveric Biosciences Inc (b)(c)	4,653	5,258
Esperion Therapeutics Inc (b)	254,193	564,308
Eton Pharmaceuticals Inc (b)	35,368	612,220
Evoke Pharma Inc (b)(c)	1,481	8,071
Evolus Inc (b)	69,724	531,994
EyePoint Pharmaceuticals Inc (b)	95,570	1,105,745
Fulcrum Therapeutics Inc (b)	60,043	389,079
Harmony Biosciences Holdings Inc (b)	53,573	1,976,308
Harrow Inc (b)(c)	44,052	1,718,028
Hepion Pharmaceuticals Inc rights (b)(d)	240	0
Hoth Therapeutics Inc (b)	12,867	14,926
Hyperion DeFi Inc (b)(c)	3,962	24,168
IGC Pharma Inc (b)	95,369	41,104
ImageneBio Inc (b)	2,888	38,700
ImageneBio Inc rights (b)(d)	34,658	0
Impact BioMedical Inc (b)	3,316	1,922
Innoviva Inc (b)	76,334	1,559,504
Jaguar Health Inc (b)(c)	635	1,035
Jazz Pharmaceuticals PLC (b)	86,236	11,016,649
Johnson & Johnson	3,361,448	595,547,742
Journey Medical Corp (b)	16,557	119,376
Kiora Pharmaceuticals Inc (b)	3,446	9,580
LENZ Therapeutics Inc (b)(c)	23,070	891,194
Ligand Pharmaceuticals Inc (b)	26,853	4,342,399
Lipocine Inc (b)	7,772	22,617
Liquidia Corp (b)	67,014	1,854,948
Lyra Therapeutics Inc (b)	1,260	8,820
Maze Therapeutics Inc	12,234	177,271
MBX Biosciences Inc (b)	14,890	224,690
Merck & Co Inc	3,508,190	295,108,943
Mind Medicine MindMed Inc (b)(c)	94,513	839,275
Mira Pharmaceuticals Inc (b)	16,715	22,900
Nektar Therapeutics (b)	15,333	457,843
Neumora Therapeutics Inc (b)	117,412	203,123
NovaBay Pharmaceuticals Inc (b)(c)	6,176	10,993
NRX Pharmaceuticals Inc (b)	19,657	45,604
Nutriband Inc (b)(c)	7,231	46,748
Nuvation Bio Inc Class A (b)	361,451	1,073,509
Ocular Therapeutix Inc (b)	180,075	2,198,716
Omeros Corp (b)(c)	81,529	339,161
Optinose Inc (d)	11,194	0
Organon & Co	364,549	3,434,052
Pacira BioSciences Inc (b)	64,238	1,713,227
Perrigo Co PLC	193,043	4,582,841
Petros Pharmaceuticals Inc (b)	1	0
Pfizer Inc	7,941,228	196,624,805
Phathom Pharmaceuticals Inc (b)	63,671	775,513
Phibro Animal Health Corp Class A	28,225	1,046,301
Pliant Therapeutics Inc (b)	75,906	124,486
Prestige Consumer Healthcare Inc (b)	69,266	4,712,859
Processa Pharmaceuticals Inc (b)	20,890	3,948
ProPhase Labs Inc (b)	40,383	13,653
Pulmatrix Inc (b)	5,228	25,748
Rafael Holdings Inc Class B (b)	56,173	82,574
Rani Therapeutics Holdings Inc Class A (b)	26,829	13,685
Rapport Therapeutics Inc (b)(c)	11,721	206,641
Relmada Therapeutics Inc (b)	38,854	43,516
Reviva Pharmaceuticals Holdings Inc (b)(c)	59,713	26,871
Royalty Pharma PLC Class A	505,982	18,205,232
Satsuma Pharmaceuticals Inc rights (b)(d)	25,923	0
scPharmaceuticals Inc (b)	39,818	218,999
SCYNEXIS Inc (b)	51,567	42,873
Senestech Inc (b)	1,949	9,648
Septerna Inc (c)	23,642	286,068
SIGA Technologies Inc	56,627	475,101
Sonoma Pharmaceuticals Inc (b)	2,314	10,297
Supernus Pharmaceuticals Inc (b)	77,930	3,516,202
Talphera Inc (b)	22,889	12,383
Tarsus Pharmaceuticals Inc (b)	53,458	3,131,570
Telomir Pharmaceuticals Inc (b)(c)	23,854	31,487
Terns Pharmaceuticals Inc (b)	83,819	583,380
TFF Pharmaceuticals Inc (b)(d)	4,807	312
TherapeuticsMD Inc (b)	15,320	17,005
Theravance Biopharma Inc (b)	49,265	683,798
Third Harmonic Bio Inc (b)(d)	29,874	0
Titan Pharmaceuticals Inc (b)(c)	985	3,861
Traws Pharma Inc (b)	5,859	8,203
Traws Pharma Inc rights (b)(d)	21,108	0
Trevi Therapeutics Inc (b)	101,862	739,009
Tvardi Therapeutics Inc (b)(c)	8,448	252,764
Ventyx Biosciences Inc (b)	85,176	204,422
Verrica Pharmaceuticals Inc (b)	8,827	49,387
Veru Inc (b)	18,649	60,609
Viatris Inc	1,643,969	17,343,873
VYNE Therapeutics Inc (b)	17,731	5,683
WaVe Life Sciences Ltd (b)	165,978	1,593,389
Xeris Biopharma Holdings Inc (b)	223,269	1,748,197
Xeris Biopharma Holdings Inc rights (b)(d)	47,594	0
Zevra Therapeutics Inc (b)	69,937	634,329
Zoetis Inc Class A	621,881	97,262,188
		2,274,036,201
TOTAL HEALTH CARE		8,133,689,357

Industrials - 9.7%
Aerospace & Defense - 2.3%
AAR Corp (b)	49,363	3,734,805
AeroVironment Inc (b)	44,493	10,738,386
AerSale Corp (b)	38,006	327,992
Air Industries Group (b)(c)	3,187	10,135
Archer Aviation Inc Class A (b)(c)	691,200	6,186,240
Astronics Corp (b)	42,785	1,556,090
ATI Inc (b)	197,027	15,277,474
Axon Enterprise Inc (b)	103,333	77,219,718
Boeing Co (b)	1,053,455	247,224,819
BWX Technologies Inc	127,583	20,673,549
Byrna Technologies Inc (b)(c)	24,894	507,838
Cadre Holdings Inc	36,224	1,116,061
CPI Aerostructures Inc (b)	15,282	38,205
Curtiss-Wright Corp	52,626	25,163,122
Ducommun Inc (b)	19,383	1,768,117
Eve Holding Inc Class A (b)	70,402	276,680
GE Aerospace	1,489,850	410,006,720
General Dynamics Corp	351,852	114,200,604
HEICO Corp	55,936	17,453,151
HEICO Corp Class A	104,603	25,628,781
Hexcel Corp	113,041	7,138,539
Howmet Aerospace Inc	563,930	98,180,213
Huntington Ingalls Industries Inc	54,770	14,831,168
Innovative Solutions And Support Inc (b)	14,976	193,939
Intuitive Machines Inc Class A (b)(c)	142,714	1,251,602
Karman Holdings Inc (c)	66,770	3,566,186
Kratos Defense & Security Solutions Inc (b)	232,469	15,305,759
L3Harris Technologies Inc	261,073	72,479,086
Leonardo DRS Inc	104,438	4,350,887
Loar Holdings Inc (b)	38,034	2,687,482
Lockheed Martin Corp	291,325	132,736,410
Mercury Systems Inc (b)	71,173	4,807,736
Momentus Inc Class A (b)(c)	5,153	6,852
Moog Inc Class A	39,550	7,745,868
National Presto Industries Inc	7,166	751,140
Northrop Grumman Corp	189,015	111,526,411
Optex Systems Holdings Inc (b)	7,948	87,349
Park Aerospace Corp	26,248	491,888
Redwire Corp Class A (b)(c)	68,689	612,019
Rocket Lab Corp (c)	509,377	24,755,722
RTX Corp	1,866,630	296,047,518
Sidus Space Inc Class A (b)	26,304	33,143
SIFCO Industries Inc (b)	4,898	34,707
Spirit AeroSystems Holdings Inc Class A (b)	163,907	6,816,892
StandardAero Inc	183,626	4,864,253
Textron Inc	251,988	20,199,358
TransDigm Group Inc	78,477	109,779,906
V2X Inc (b)	19,766	1,136,545
Virgin Galactic Holdings Inc Class A (b)(c)	54,774	170,347
VirTra Inc (b)	14,997	89,682
Woodward Inc	83,089	20,508,027
		1,942,295,121
Air Freight & Logistics - 0.2%
Air T Inc (b)	1,169	27,273
Arrive AI Inc	6,679	32,861
Callan Jmb Inc	2,066	9,916
CH Robinson Worldwide Inc	165,695	21,324,947
Expeditors International of Washington Inc	191,120	23,037,605
FedEx Corp	307,985	71,166,094
Forward Air Corp Class A (b)(c)	29,083	873,362
GXO Logistics Inc (b)	159,940	8,420,841
Hub Group Inc Class A	84,567	3,164,497
Radiant Logistics Inc (b)	63,477	410,696
United Parcel Service Inc Class B	1,024,781	89,606,851
		218,074,943
Building Products - 0.6%
A O Smith Corp	162,276	11,568,656
AAON Inc (c)	94,409	7,831,227
Advanced Drainage Systems Inc (c)	98,683	14,207,392
Allegion plc	120,238	20,416,412
Alpha Pro Tech Ltd (b)	12,292	58,756
American Woodmark Corp (b)	20,661	1,334,081
Apogee Enterprises Inc	30,065	1,322,108
Armstrong World Industries Inc	60,597	11,863,075
AZZ Inc	41,942	4,734,832
Builders FirstSource Inc (b)	154,465	21,421,206
Carlisle Cos Inc	60,312	23,273,798
Carrier Global Corp	1,113,999	72,632,735
CEA Industries Inc (b)(c)	900	18,918
CSW Industrials Inc	23,489	6,425,181
Fortune Brands Innovations Inc	167,928	9,827,147
Gibraltar Industries Inc (b)	41,084	2,571,448
Griffon Corp	54,580	4,156,813
Hayward Holdings Inc (b)	198,650	3,194,292
Insteel Industries Inc	26,939	1,033,919
Janus International Group Inc (b)	194,728	2,015,435
JELD-WEN Holding Inc (b)	118,733	758,704
Jewett-Cameron Trading Co Ltd (b)	1,811	6,537
Johnson Controls International plc	919,333	98,267,504
Lennox International Inc	44,614	24,888,366
Masco Corp	294,644	21,623,923
Masterbrand Inc (b)	176,280	2,240,519
Northann Corp (b)(c)	66,235	9,067
Owens Corning	118,825	17,843,950
Quanex Building Products Corp	65,458	1,392,292
Resideo Technologies Inc (b)	208,440	7,097,382
Simpson Manufacturing Co Inc	58,413	11,163,893
Tecnoglass Inc	30,738	2,230,964
Tecogen Inc (b)	17,946	137,107
Trane Technologies PLC	311,610	129,505,116
Trex Co Inc (b)	149,840	9,234,639
UFP Industries Inc	84,455	8,527,421
Zurn Elkay Water Solutions Corp	197,505	8,958,827
		563,793,642
Commercial Services & Supplies - 0.6%
ABM Industries Inc	86,660	4,261,072
ACCO Brands Corp	127,439	512,305
Acme United Corp	4,621	198,795
ACV Auctions Inc Class A (b)	239,156	2,788,559
American Rebel Holdings Inc (b)	9,547	7,803
Aqua Metals Inc (b)	1,224	4,688
Avalon Holdings Corp Class A (b)	2,160	5,463
Bitcoin Depot Inc Class A (b)	20,876	75,571
Brady Corp Class A	62,059	4,845,567
Bridger Aerospace Group Holdings Inc (b)	31,161	63,257
BrightView Holdings Inc (b)	96,490	1,389,456
Brink's Co/The	58,856	6,594,226
Casella Waste Systems Inc Class A (b)	87,153	8,589,800
CECO Environmental Corp (b)	40,573	1,849,723
Cintas Corp	479,536	100,716,946
Clean Harbors Inc (b)	70,355	17,040,685
CompX International Inc Class A	2,214	55,040
Copart Inc (b)	1,228,570	59,966,502
CoreCivic Inc (b)	151,780	3,078,098
Deluxe Corp	62,679	1,232,269
Driven Brands Holdings Inc (b)	81,871	1,508,064
DSS Inc (b)	2,771	3,408
Ennis Inc	37,005	676,081
Enviri Corp (b)	111,440	1,259,272
Fuel Tech Inc (b)	32,291	94,290
GEO Group Inc/The (b)	193,930	4,022,108
Greenwave Technology Solutions Inc (b)(c)	514	3,495
Healthcare Services Group Inc (b)	101,186	1,579,513
HNI Corp	64,829	2,913,415
Interface Inc	82,550	2,205,736
Knightscope Inc Class A (b)(c)	9,237	55,791
LanzaTech Global Inc Class A (b)(c)	1,154	24,419
Liquidity Services Inc (b)	31,664	841,946
MillerKnoll Inc (c)	94,601	1,997,027
Mobile Infrastructure Corp Class A (b)	53,244	207,119
Montrose Environmental Group Inc (b)	44,203	1,372,945
MSA Safety Inc	54,827	9,353,486
NL Industries Inc	12,144	79,422
Odyssey Marine Exploration Inc (b)	44,037	86,313
OPENLANE Inc (b)	150,363	4,348,498
Perma-Fix Environmental Services Inc (b)(c)	23,709	281,900
Pitney Bowes Inc (c)	220,933	2,677,708
Quad/Graphics Inc Class A	41,872	278,868
Quest Resource Holding Corp (b)	20,802	38,796
Republic Services Inc	283,953	66,436,483
Rollins Inc	392,626	22,199,074
Royalty Management Holding Corp Class A	9,251	20,722
Steelcase Inc Class A	133,314	2,231,676
Team Inc (b)	6,224	119,813
Tetra Tech Inc	368,190	13,409,480
TOMI Environmental Solutions Inc (b)	18,759	15,476
UniFirst Corp/MA	20,891	3,714,838
Veralto Corp	346,049	36,746,943
Vestis Corp	159,387	745,931
Virco Mfg. Corp (c)	13,285	114,384
VSE Corp (c)	25,195	4,091,668
Waste Management Inc	511,786	115,863,233
		514,895,166
Construction & Engineering - 0.4%
AECOM	184,777	23,076,800
Ameresco Inc Class A (b)	45,266	1,151,114
API Group Corp (b)	510,762	18,223,988
Arcosa Inc	68,588	6,786,783
Argan Inc	18,188	4,150,865
Bowman Consulting Group Ltd (b)	19,442	830,757
Centuri Holdings Inc (b)	64,016	1,359,700
Comfort Systems USA Inc	49,175	34,588,712
Concrete Pumping Holdings Inc	33,308	231,824
Construction Partners Inc Class A (b)	65,974	7,910,283
Dycom Industries Inc (b)	40,204	10,150,304
EMCOR Group Inc	62,513	38,758,060
Everus Construction Group Inc	71,369	5,598,184
Fluor Corp (b)	229,920	9,431,318
Granite Construction Inc	61,057	6,578,892
Great Lakes Dredge & Dock Corp (b)	94,447	1,101,252
IES Holdings Inc (b)	11,664	4,074,352
INNOVATE Corp (b)	17,458	94,448
JFB Construction Holdings Class A	1,930	12,738
Limbach Holdings Inc (b)	14,840	1,700,070
MasTec Inc (b)	85,504	15,535,222
Matrix Service Co (b)	34,140	516,538
MYR Group Inc (b)	21,596	4,044,283
Nocera Inc (b)	11,663	16,445
NWPX Infrastructure Inc (b)	13,709	726,029
Orion Group Holdings Inc (b)	49,046	362,940
Primoris Services Corp	75,592	8,961,432
Quanta Services Inc	207,087	78,270,603
Safe & Green Holdings Corp (b)(c)	8,098	1,449
Shimmick Corp (b)	1,645	4,654
Southland Holdings Inc (b)	20,272	82,912
Sterling Infrastructure Inc (b)	42,474	11,830,283
Tutor Perini Corp (b)	61,951	3,651,392
Valmont Industries Inc	28,008	10,282,297
WillScot Holdings Corp	254,961	6,180,255
		316,277,178
Electrical Equipment - 1.0%
374Water Inc (b)	111,325	39,754
Acuity Inc	42,752	13,957,245
Advent Technologies Holdings Inc (b)	3,602	16,173
Allient Inc	20,658	937,460
American Superconductor Corp (b)	55,222	2,755,578
AMETEK Inc	322,635	59,622,948
Amprius Technologies Inc (b)	65,926	467,415
Array Technologies Inc (b)(c)	202,700	1,826,327
Atkore Inc	46,893	2,728,704
Babcock & Wilcox Enterprises Inc (b)	91,705	204,502
Beam Global (b)(c)	19,907	54,545
Blink Charging Co (b)(c)	141,567	167,049
Bloom Energy Corp Class A (b)(c)	282,304	14,945,174
Broadwind Inc (b)	29,543	62,040
ChargePoint Holdings Inc Class A (b)(c)	29,630	333,930
Complete Solaria Inc Class A (b)(c)	62,978	95,097
Eaton Corp PLC	546,767	190,898,230
Emerson Electric Co	785,873	103,735,236
Energous Corp (b)(c)	1,718	12,825
Energy Focus Inc (b)	4,858	12,388
Energy Vault Holdings Inc Class A (b)(c)	137,080	276,902
EnerSys	55,256	5,672,028
Enovix Corp Class B (b)(c)	229,051	2,203,471
Eos Energy Enterprises Inc (b)(c)	319,054	2,201,473
Espey Mfg. & Electronics Corp	3,443	159,962
ESS Tech Inc Class A (b)(c)	6,877	9,972
Expion360 Inc (b)(c)	3,880	5,820
Fluence Energy Inc Class A (b)(c)	87,432	646,997
Flux Power Holdings Inc (b)	17,093	25,981
FTC Solar Inc (b)(c)	10,804	67,525
FuelCell Energy Inc (b)(c)	31,830	133,686
GE Vernova Inc	381,348	233,754,884
Generac Holdings Inc (b)	82,560	15,294,240
GrafTech International Ltd (b)	26,569	262,502
Hubbell Inc (c)	74,565	32,136,769
Hyliion Holdings Corp Class A (b)	174,982	293,970
Ideal Power Inc (b)	10,514	55,093
KULR Technology Group Inc (b)(c)	41,532	195,200
LSI Industries Inc	37,125	851,276
NeoVolta Inc (b)(c)	40,591	145,722
Net Power Inc Class A (b)(c)	52,994	135,135
NEXTracker Inc Class A (b)	200,843	13,508,700
NuScale Power Corp Class A (b)(c)	167,701	5,810,840
Nuvve Holding Corp (b)	2,711	1,044
nVent Electric PLC	230,086	20,797,474
Ocean Power Technologies Inc (b)(c)	242,179	125,691
Orion Energy Systems Inc (b)	4,408	32,178
Pioneer Power Solutions Inc	11,841	44,877
Plug Power Inc (b)(c)	1,406,867	2,208,781
Polar Power Inc (b)	2,928	6,134
Powell Industries Inc (c)	13,172	3,505,860
Power Solutions International Inc (b)	7,346	608,910
Preformed Line Products Co	4,057	775,171
Regal Rexnord Corp	92,653	13,835,872
Rockwell Automation Inc	157,470	54,079,922
Sensata Technologies Holding PLC	205,046	6,672,197
SES AI Corp Class A (b)(c)	215,882	235,311
Shoals Technologies Group Inc (b)	233,720	1,521,517
SKYX Platforms Corp (b)	94,739	109,897
SolarMax Technology Inc (b)	6,239	7,362
Solidion Technology Inc Class A (b)(c)	1,261	4,123
Stardust Power Inc Class A (b)	31,580	12,683
Stem Inc Class A (b)(c)	11,583	175,251
SUNation Energy Inc (b)(c)	5,194	7,791
SUNation Energy Inc rights (b)(d)	1,326	0
Sunrun Inc (b)(c)	319,303	5,099,269
Thermon Group Holdings Inc (b)	46,854	1,242,568
Tigo Energy Inc (b)	29,269	40,977
Ultralife Corp (b)	13,565	94,209
Vertiv Holdings Co Class A	532,530	67,924,202
Vicor Corp (b)	32,077	1,639,455
Westwater Resources Inc (b)	109,065	86,161
Zeo Energy Corp Class A (b)	22,511	36,918
		887,652,573
Ground Transportation - 0.9%
ArcBest Corp	31,825	2,347,412
Avis Budget Group Inc (b)(c)	23,679	3,746,728
Covenant Logistics Group Inc Class A	22,082	532,839
CSX Corp	2,623,639	85,294,504
Ftai Infrastructure Inc (c)	159,558	765,878
Heartland Express Inc	60,230	517,376
Hertz Global Holdings Inc (b)(c)	173,102	991,874
JB Hunt Transport Services Inc	109,378	15,858,716
Knight-Swift Transportation Holdings Inc	226,141	9,927,590
Landstar System Inc	48,999	6,484,038
Lyft Inc Class A (b)	518,117	8,403,858
Marten Transport Ltd	80,552	953,736
Norfolk Southern Corp	314,791	88,135,184
Old Dominion Freight Line Inc	259,768	39,217,175
PAMT CORP (b)	7,716	94,521
Proficient Auto Logistics Inc (b)	22,400	176,960
RXO Inc (b)	198,771	3,245,930
Ryder System Inc	57,584	10,798,152
Saia Inc (b)	37,216	11,033,055
Schneider National Inc Class B (c)	65,222	1,612,288
Toppoint Holdings Inc (b)(c)	1,246	2,617
U-Haul Holding Co (b)	11,189	643,927
U-Haul Holding Co Class N	143,975	7,521,254
Uber Technologies Inc (b)	2,921,589	273,898,969
Union Pacific Corp	834,544	186,579,002
Universal Logistics Holdings Inc	9,963	258,440
Werner Enterprises Inc	86,357	2,491,399
XPO Inc (b)	164,512	21,337,206
		782,870,628
Industrial Conglomerates - 0.4%
3M Co	751,659	116,905,524
Honeywell International Inc	897,842	197,076,319
Hyperscale Data Inc (d)	974	0
Hyperscale Data Inc Class A (b)(c)	1,646	877
		313,982,720
Machinery - 1.8%
3D Systems Corp (b)	190,069	437,159
AGCO Corp	86,551	9,363,953
AgEagle Aerial Systems Inc (b)(c)	19,594	37,425
Agrify Corp (b)(c)	1,626	76,617
AirJoule Technologies Corp Class A (b)	30,672	141,091
Alamo Group Inc	14,468	3,059,403
Albany International Corp Class A	42,074	2,672,120
Allison Transmission Holdings Inc	117,555	10,263,727
Art's-Way Manufacturing Co Inc (b)	3,834	12,077
Astec Industries Inc	31,797	1,471,883
Atmus Filtration Technologies Inc	115,771	5,154,125
Blue Bird Corp (b)	43,928	2,564,956
Caterpillar Inc	657,086	275,345,318
Chart Industries Inc (b)	62,810	12,521,802
Chicago Rivet & Machine CO	963	9,389
Cleancore Solutions Inc (b)	2,310	15,847
ClearSign Technologies Corp (b)	71,399	41,718
CNH Industrial NV Class A	1,221,660	13,988,007
Columbus McKinnon Corp/NY	40,075	600,324
Commercial Vehicle Group Inc (b)	41,348	72,772
Crane Co (c)	68,221	12,641,351
Cummins Inc	192,430	76,671,809
Deere & Co	352,653	168,793,832
Donaldson Co Inc	166,504	13,265,374
Douglas Dynamics Inc	32,520	1,094,948
Dover Corp	191,462	34,244,893
Eastern Co/The	8,121	192,955
Energy Recovery Inc (b)	75,812	1,077,289
Enerpac Tool Group Corp Class A	75,326	3,189,303
Enpro Inc	29,638	6,483,905
Esab Corp	79,734	9,198,912
ESCO Technologies Inc	36,219	7,276,759
Federal Signal Corp	85,164	10,474,320
Flowserve Corp	182,543	9,795,257
Fortive Corp	474,360	22,702,870
Franklin Electric Co Inc	55,253	5,407,059
FreightCar America Inc (b)	19,856	169,570
Gates Industrial Corp PLC (b)	321,034	8,205,629
Gencor Industries Inc (b)	14,517	236,046
Gorman-Rupp Co/The	28,893	1,235,754
Graco Inc	233,146	19,908,337
Graham Corp (b)	14,235	698,227
Greenbrier Cos Inc/The	43,693	2,037,405
Helios Technologies Inc	46,360	2,514,566
Hillenbrand Inc	98,123	2,491,343
Hillman Solutions Corp Class A (b)	278,023	2,746,867
Hurco Cos Inc (b)	8,281	138,127
Hydrofarm Holdings Group Inc (b)(c)	5,854	27,982
Hyster-Yale Inc Class A	15,656	587,100
Hyzon Motors Inc Class A (b)(c)(d)	4,504	2,854
IDEX Corp	105,518	17,357,711
Illinois Tool Works Inc	372,181	98,497,702
Ingersoll Rand Inc	563,766	44,779,933
ITT Inc	109,791	18,691,918
JBT Marel Corp	64,706	9,271,723
Kadant Inc (c)	16,533	5,344,788
Kennametal Inc	106,475	2,281,759
L B Foster Co Class A (b)	13,803	359,292
Laser Photonics Corp (b)(c)	10,386	41,752
Lincoln Electric Holdings Inc	77,927	18,907,428
Lindsay Corp	15,140	2,077,662
LiqTech International Inc (b)	5,048	9,490
Manitowoc Co Inc/The (b)	49,184	486,922
Mayville Engineering Co Inc (b)	16,935	247,251
Microvast Holdings Inc (b)(c)	259,298	692,326
Middleby Corp/The (b)	74,672	10,218,863
Miller Industries Inc/TN	16,045	675,334
Mueller Industries Inc	154,446	14,817,549
Mueller Water Products Inc Class A1	220,621	5,815,570
Nauticus Robotics Inc (b)	49,408	44,699
Nephros Inc (b)	13,242	49,393
NN Inc (b)	63,784	163,925
Nordson Corp	75,449	16,982,815
Nuburu Inc Class A (b)	68,751	11,110
Omega Flex Inc	5,209	183,878
Oshkosh Corp	89,870	12,525,182
Otis Worldwide Corp	551,300	47,621,294
PACCAR Inc	733,334	73,318,733
Palladyne AI Corp Class A (b)(c)	34,254	258,960
Park-Ohio Holdings Corp	12,464	251,773
Parker-Hannifin Corp	178,525	135,562,959
Pentair PLC	229,837	24,714,373
Perma-Pipe International Holdings Inc (b)	10,441	311,037
Proto Labs Inc (b)	32,946	1,641,040
Rain Enhancement Technologies Holdco Inc Class A (c)	1,548	5,929
RBC Bearings Inc (b)	43,808	17,083,368
REV Group Inc	72,331	3,848,733
Richtech Robotics Inc Class B (b)(c)	82,726	251,901
Snap-on Inc	72,976	23,734,714
SPX Technologies Inc (b)	68,964	12,903,854
Standex International Corp	16,818	3,432,049
Stanley Black & Decker Inc	216,012	16,047,531
Symbotic Inc Class A (b)(c)	56,487	2,679,178
Taylor Devices Inc (b)	4,422	216,678
TechPrecision Corp (b)	12,425	67,716
Tennant CO	26,087	2,140,177
Terex Corp	91,377	4,563,367
Timken Co/The	89,277	6,894,863
Titan International Inc (b)	67,238	593,039
Toro Co/The	139,310	11,292,469
Trinity Industries Inc	113,685	3,230,928
Twin Disc Inc	15,740	198,875
Urban-Gro Inc (b)(c)	12,968	5,357
Wabash National Corp	58,547	649,286
Watts Water Technologies Inc Class A (c)	38,225	10,584,503
Westinghouse Air Brake Technologies Corp	238,988	46,244,178
Worthington Enterprises Inc	43,100	2,835,980
Xos Inc (b)(c)	6,589	18,647
Xylem Inc/NY	339,958	48,124,454
		1,543,224,274
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd (c)	60,148	1,012,892
Kirby Corp (b)	78,583	7,638,268
Lakeside Holding Ltd (b)	355	405
Matson Inc	45,646	4,749,466
Pangaea Logistics Solutions Ltd	49,059	261,484
		13,662,515
Passenger Airlines - 0.2%
Alaska Air Group Inc (b)	169,575	10,645,919
Allegiant Travel Co (b)	20,083	1,258,401
American Airlines Group Inc (b)(c)	922,041	12,327,688
Delta Air Lines Inc	911,843	56,333,661
flyExclusive Inc Class A (b)	7,702	30,962
Frontier Group Holdings Inc (b)(c)	114,018	558,688
Jet.AI Inc Class A (b)(c)	1,874	6,502
JetBlue Airways Corp (b)(c)	428,641	2,293,229
Joby Aviation Inc Class A (b)(c)	697,290	9,866,654
Mesa Air Group Inc (b)	46,813	58,048
SkyWest Inc (b)	56,714	6,885,080
Southwest Airlines Co	795,955	26,186,920
Spirit Aviation Holdings Inc	22,410	27,340
Strata Critical Medical Inc (b)	86,783	379,242
Sun Country Airlines Holdings Inc (b)	54,766	725,650
Surf Air Mobility Inc (b)(c)	20,113	87,290
United Airlines Holdings Inc (b)	456,134	47,894,070
Volato Group Inc Class A (b)(c)	2,172	3,648
Wheels Up Experience Inc Class A (b)(c)	126,408	370,375
		175,939,367
Professional Services - 0.8%
Alight Inc Class A (c)	627,621	2,435,169
Amentum Holdings Inc	211,010	5,264,700
Asure Software Inc (b)	35,646	299,426
Automatic Data Processing Inc	567,167	172,447,126
Barrett Business Services Inc	35,583	1,736,450
BGSF Inc (b)	14,423	89,278
BlackSky Technology Inc Class A (b)(c)	34,724	609,753
Booz Allen Hamilton Holding Corp Class A	176,931	19,235,938
Broadridge Financial Solutions Inc	163,986	41,918,101
CACI International Inc (b)	30,724	14,738,917
Cbiz Inc (b)	74,417	4,802,873
Clarivate PLC (b)(c)	600,330	2,611,436
Concentrix Corp (c)	64,061	3,379,858
Conduent Inc (b)	208,190	578,768
CRA International Inc	9,456	1,832,195
CSG Systems International Inc	38,442	2,466,439
Cycurion Inc (b)(c)	45,846	9,174
Dayforce Inc (b)	223,523	15,595,200
DLH Holdings Corp (b)	17,238	96,188
Equifax Inc	173,475	42,726,893
ExlService Holdings Inc (b)	227,127	9,943,620
Exponent Inc	70,732	5,048,850
Falcon's Beyond Global Inc Class A	6,426	47,263
First Advantage Corp (b)	84,430	1,381,275
FiscalNote Holdings Inc Class A (b)(c)	121,136	51,459
Forrester Research Inc (b)	16,168	157,476
Franklin Covey Co (b)	15,401	301,244
FTI Consulting Inc (b)	47,050	7,934,512
GEE Group Inc (b)	132,847	26,065
Genpact Ltd	224,753	10,190,301
Heidrick & Struggles International Inc	28,625	1,454,436
HireQuest Inc (c)	7,919	77,289
Hudson Global Inc (b)	4,044	38,054
Huron Consulting Group Inc (b)	22,269	3,049,962
ICF International Inc	25,694	2,523,665
Innodata Inc (b)(c)	38,962	1,479,777
Insperity Inc	49,796	2,749,735
Jacobs Solutions Inc	167,718	24,525,403
KBR Inc	181,082	9,137,398
Kelly Services Inc Class A	44,550	633,947
Kforce Inc	23,336	760,754
Korn Ferry	72,597	5,382,342
Legalzoom.com Inc (b)	155,935	1,727,760
Leidos Holdings Inc	179,744	32,519,284
ManpowerGroup Inc	65,577	2,780,465
Mastech Digital Inc (b)	7,483	60,537
Maximus Inc	79,217	6,964,759
Mistras Group Inc (b)	26,008	248,636
Nixxy Inc (b)	26,017	44,229
Parsons Corp (b)	65,698	5,262,410
Paychex Inc	447,812	62,449,622
Paycom Software Inc	68,105	15,470,051
Paylocity Holding Corp (b)	60,239	10,796,636
Planet Labs PBC Class A (b)	307,540	2,180,459
Professional Diversity Network Inc (b)	2,138	14,303
Rcm Technologies Inc (b)	6,905	187,333
Resolute Holdings Management Inc	5,098	336,927
Resources Connection Inc	45,398	231,984
Robert Half Inc	140,746	5,252,641
Science Applications International Corp	66,012	7,769,612
ShiftPixy Inc (b)(d)	4	26
Skillsoft Corp Class A (b)	6,483	99,644
Spire Global Inc Class A (b)(c)	40,587	366,906
SS&C Technologies Holdings Inc	299,673	26,569,008
Staffing 360 Solutions Inc (b)(d)	973	0
TransUnion	272,349	24,075,652
TriNet Group Inc	42,082	3,047,578
TrueBlue Inc (b)	41,595	248,322
TTEC Holdings Inc (b)	27,203	103,099
UL Solutions Inc Class A (c)	87,303	5,514,931
Upwork Inc (b)	171,387	2,637,646
Verisk Analytics Inc	195,267	52,354,988
Verra Mobility Corp Class A (b)	223,338	5,549,949
Where Food Comes From Inc (b)	3,740	45,030
Willdan Group Inc (b)	18,920	2,078,551
		696,757,687
Trading Companies & Distributors - 0.5%
Air Lease Corp Class A	144,909	8,724,971
Alta Equipment Group Inc Class A	28,590	238,440
Applied Industrial Technologies Inc	53,148	14,008,750
BlueLinx Holdings Inc (b)	11,157	921,680
Boise Cascade Co	52,427	4,561,149
Core & Main Inc Class A (b)	264,455	17,115,528
Custom Truck One Source Inc Class A (b)(c)	72,390	444,475
Distribution Solutions Group Inc (b)	12,914	415,960
DNOW Inc (b)	147,056	2,352,896
DXP Enterprises Inc/TX (b)	17,873	2,231,980
EVI Industries Inc	7,100	196,953
Fastenal Co	1,602,067	79,558,647
Ferguson Enterprises Inc	277,506	64,145,512
FTAI Aviation Ltd	143,302	22,047,013
GATX Corp	49,880	8,395,303
Global Industrial Co	18,848	703,596
GMS Inc (b)	53,575	5,889,500
Herc Holdings Inc	45,377	5,934,858
Hudson Technologies Inc (b)	53,374	542,280
iPower Inc (b)(c)	17,714	8,553
Karat Packaging Inc	9,766	246,883
McGrath RentCorp	34,598	4,203,311
Mrc Global Inc (b)	119,559	1,802,950
MSC Industrial Direct Co Inc Class A	62,612	5,649,481
NPK International Inc (b)	117,638	1,223,435
QXO Inc (b)(c)	674,878	13,585,294
Rush Enterprises Inc Class A	83,178	4,774,417
Rush Enterprises Inc Class B	14,267	828,057
SiteOne Landscape Supply Inc (b)	62,746	8,987,737
Titan Machinery Inc (b)	27,807	556,140
Transcat Inc (b)	12,956	1,087,656
United Rentals Inc	90,796	86,831,847
Watsco Inc	48,725	19,605,966
Wesco International Inc	61,934	13,615,571
Willis Lease Finance Corp	4,121	612,710
WW Grainger Inc	61,036	61,859,986
Xometry Inc Class A (b)	65,245	3,228,323
		467,137,808
Transportation Infrastructure - 0.0%
Singularity Future Technology Ltd (b)(c)	5,472	5,910
Sky Harbour Group Corp Class A (b)(c)	28,606	301,507
		307,417
TOTAL INDUSTRIALS		8,436,871,039

Information Technology - 31.2%
Communications Equipment - 0.9%
Actelis Networks Inc (b)(c)	10,485	3,802
ADTRAN Holdings Inc (b)	99,800	936,124
Applied Optoelectronics Inc (b)(c)	73,895	1,788,259
Arista Networks Inc	1,438,866	196,477,152
Aviat Networks Inc (b)	15,967	366,602
BK Technologies Corp (b)	4,129	292,251
Calix Inc (b)	80,883	4,808,494
Cambium Networks Corp (b)(c)	17,292	13,137
Ciena Corp (b)	198,563	18,658,965
Cisco Systems Inc	5,558,168	384,013,827
Clearfield Inc (b)	15,925	519,474
ClearOne Inc (b)	1,162	4,753
CommScope Holding Co Inc (b)	302,417	4,850,769
Comtech Telecommunications Corp (b)	41,184	80,309
Digi International Inc (b)	52,455	1,821,238
Extreme Networks Inc (b)	185,251	3,960,666
F5 Inc (b)	80,216	25,118,838
Franklin Wireless Corp (b)	12,854	57,072
Genasys Inc (b)	63,015	122,249
Harmonic Inc (b)	157,367	1,513,871
Inseego Corp (b)(c)	16,207	199,832
KVH Industries Inc (b)	17,045	95,963
Lantronix Inc (b)	44,376	220,327
Lumentum Holdings Inc (b)	96,955	12,876,594
Motorola Solutions Inc	233,178	110,167,278
Netgear Inc (b)	39,947	1,085,360
NetScout Systems Inc (b)	99,440	2,475,062
Network-1 Technologies Inc	16,842	25,095
Ondas Holdings Inc (b)	231,092	1,354,199
Optical Cable Corp (b)	7,548	47,892
Ribbon Communications Inc (b)	127,742	521,187
Ubiquiti Inc (c)	5,921	3,127,058
Viasat Inc (b)	119,204	3,853,865
Viavi Solutions Inc (b)	310,441	3,501,774
		784,959,338
Electronic Equipment, Instruments & Components - 0.8%
908 Devices Inc (b)	38,039	237,744
Advanced Energy Industries Inc	52,741	7,894,273
Aeva Technologies Inc (b)	47,004	695,894
AEye Inc Class A (b)	23,267	65,613
Airgain Inc (b)	14,853	62,977
Amphenol Corp Class A	1,689,886	183,960,990
AmpliTech Group Inc (b)	23,613	89,729
Arlo Technologies Inc (b)	144,009	2,507,197
Arrow Electronics Inc (b)	72,301	9,133,785
Astrotech Corp (b)	1,978	10,108
Avnet Inc	118,264	6,453,666
Badger Meter Inc	41,128	7,523,134
Bel Fuse Inc Class A	3,391	388,032
Bel Fuse Inc Class B	13,597	1,829,612
Belden Inc	55,546	7,232,089
Benchmark Electronics Inc	50,439	2,047,319
CDW Corp/DE	183,839	30,289,314
Cemtrex Inc (b)	3,206	3,623
Climb Global Solutions Inc	5,418	669,448
Coda Octopus Group Inc (b)	8,170	66,218
Cognex Corp	234,755	10,315,135
Coherent Corp (b)	217,191	19,649,270
Corning Inc	1,076,489	72,157,058
CPS Technologies Corp (b)	16,344	56,387
Crane NXT Co	69,291	4,138,751
CTS Corp	41,475	1,762,273
Daktronics Inc (b)(c)	58,975	1,023,216
Data I/O Corp (b)	8,985	27,854
Digital Ally Inc (b)	2	3
Electro-Sensors Inc (b)	1,724	8,275
ePlus Inc	36,687	2,655,038
Evolv Technologies Holdings Inc Class A (b)	157,445	1,297,347
Flex Ltd (b)	535,001	28,686,754
Focus Universal Inc (b)	4,964	9,432
Forward Industries Inc (b)	1,088	16,559
Frequency Electronics Inc (b)	12,057	388,838
Identiv Inc (b)	30,590	113,183
Insight Enterprises Inc (b)	38,473	5,007,646
Interlink Electronics Inc (b)	4,535	41,813
IPG Photonics Corp (b)	36,705	3,003,203
Itron Inc (b)	63,594	7,818,246
Jabil Inc	149,866	30,697,053
Key Tronic Corp (b)	13,448	39,268
Keysight Technologies Inc (b)	241,216	39,421,931
Kimball Electronics Inc (b)	33,811	976,124
Knowles Corp (b)	121,115	2,585,805
LGL Group Inc/The (b)	5,522	35,838
LGL Group Inc/The warrants 11/16/2025 (b)	2,530	809
LightPath Technologies Inc Class A (b)	52,943	283,245
Lightwave Logic Inc (b)(c)	174,537	586,444
Littelfuse Inc	34,630	8,997,913
M-Tron Industries Inc (b)	3,407	153,247
M-Tron Industries Inc warrants 3/11/2028 (b)	3,271	5,397
Methode Electronics Inc	50,012	386,593
MicroVision Inc (b)(c)	348,129	400,348
Mirion Technologies Inc Class A (b)	261,903	5,369,012
MultiSensor AI Holdings Inc (b)	27,545	18,568
Napco Security Technologies Inc	49,627	1,888,307
Neonode Inc (b)(c)	17,500	419,125
nLight Inc (b)	68,875	1,983,600
Nortech Systems Inc (b)	1,109	10,092
Novanta Inc (b)	50,638	5,894,770
OSI Systems Inc (b)	21,862	5,029,353
Ouster Inc Class A (b)	65,806	1,877,445
PAR Technology Corp (b)	56,399	2,886,501
PC Connection Inc	16,589	1,065,180
Plexus Corp (b)	38,286	5,245,565
Powerfleet Inc NJ (b)(c)	160,444	749,273
Ralliant Corp	158,208	6,614,676
Red Cat Holdings Inc (b)(c)	89,055	796,152
Research Frontiers Inc (b)	39,129	52,824
RF Industries Ltd (b)	12,890	90,423
Richardson Electronics Ltd/United States	17,650	173,500
Rogers Corp (b)	23,468	1,841,299
Sanmina Corp (b)	74,839	8,795,079
ScanSource Inc (b)	28,851	1,259,346
Scantech AI Systems Inc (c)	19,507	8,248
SmartRent Inc Class A (b)	233,746	345,944
Sobr Safe Inc (b)	1,042	3,574
Sono-Tek Corp (b)	17,649	59,124
Syntec Optics Holdings Inc Class A (b)	9,008	14,233
Taitron Components Inc Class A	298	626
TD SYNNEX Corp	104,164	15,423,563
Teledyne Technologies Inc (b)	65,415	35,204,391
Trimble Inc (b)	333,017	26,914,434
TTM Technologies Inc (b)	141,902	6,324,572
Universal Safety Products Inc (b)	3,108	10,256
VerifyMe Inc (b)	16,641	14,814
Vishay Intertechnology Inc	156,677	2,422,226
Vishay Precision Group Inc (b)	17,070	485,129
Vontier Corp	205,998	8,839,374
Vuzix Corp (b)(c)	97,755	207,241
Wrap Technologies Inc (b)(c)	46,871	65,151
Zebra Technologies Corp Class A (b)	71,030	22,522,903
		674,832,954
IT Services - 0.9%
Akamai Technologies Inc (b)	204,090	16,149,642
Applied Digital Corp (b)(c)	251,220	4,014,496
ASGN Inc (b)	61,033	3,311,040
Backblaze Inc Class A (b)	65,907	550,323
BigBear.ai Holdings Inc (b)(c)	191,505	970,930
Brand Engagement Network Inc Class A (b)	26,565	8,178
Castellum Inc (b)	81,756	81,756
CISO Global Inc (b)	29,304	27,045
Cloudflare Inc Class A (b)	433,888	90,556,764
Cognizant Technology Solutions Corp Class A	688,128	49,717,248
Commerce.com Inc (b)	93,435	434,473
CoreWeave Inc Class A (b)	55,637	5,732,836
Couchbase Inc (b)	59,982	1,462,961
Crexendo Inc (b)	17,508	110,651
CSP Inc (c)	8,866	106,924
Data Storage Corp (b)	5,607	25,512
DigitalOcean Holdings Inc (b)	87,988	2,870,169
DXC Technology Co (b)	252,416	3,647,411
EPAM Systems Inc (b)	79,104	13,950,781
Fastly Inc Class A (b)	184,975	1,407,660
Gartner Inc (b)	107,516	27,006,944
Glimpse Group Inc/The (b)	23,271	34,441
GoDaddy Inc Class A (b)	198,971	29,509,389
Grid Dynamics Holdings Inc (b)	87,209	722,963
Hackett Group Inc/The	35,073	730,220
IBM Corporation	1,298,470	316,164,460
Information Services Group Inc	49,647	256,675
Kyndryl Holdings Inc (b)	324,839	10,326,632
MongoDB Inc Class A (b)	113,455	35,807,533
Okta Inc Class A (b)	233,613	21,672,278
Rackspace Technology Inc (b)	111,298	140,235
Research Solutions Inc/CA (b)	33,424	101,275
Snowflake Inc (b)	466,163	111,254,462
TSS Inc/MD (b)(c)	19,467	271,078
Tucows Inc Class A (b)(c)	14,093	257,620
Twilio Inc Class A (b)	213,372	22,534,217
Unisys Corp (b)	99,147	387,665
VeriSign Inc	117,349	32,079,696
WidePoint Corp (b)	10,175	49,756
XTI Aerospace Inc (b)(c)	8,534	17,153
		804,461,492
Semiconductors & Semiconductor Equipment - 11.9%
ACM Research Inc Class A (b)	70,164	1,980,028
Advanced Micro Devices Inc (b)	2,265,293	368,404,602
Aehr Test Systems (b)(c)	38,906	970,705
Aeluma Inc (b)(c)	13,839	315,391
Alpha & Omega Semiconductor Ltd (b)	33,840	973,577
Ambarella Inc (b)	55,479	4,575,908
Amkor Technology Inc	159,897	3,867,908
Amtech Systems Inc (b)	16,875	106,819
Analog Devices Inc	692,924	174,138,730
Applied Materials Inc	1,135,072	182,474,175
Ascent Solar Technologies Inc (b)(c)	3,054	6,047
Astera Labs Inc (b)	29,990	5,464,178
Atomera Inc (b)(c)	42,801	140,387
Axcelis Technologies Inc (b)	44,748	3,581,630
AXT Inc (b)	57,270	166,083
Blaize Holdings Inc Class A (b)	77,818	277,810
Broadcom Inc	6,568,921	1,953,531,417
CEVA Inc (b)	33,184	737,348
Cirrus Logic Inc (b)	74,210	8,474,040
Cohu Inc (b)	64,481	1,283,172
Credo Technology Group Holding Ltd (b)	204,050	25,109,373
CVD Equipment Corp (b)	7,919	22,332
Datavault AI Inc (b)(c)	76,989	27,485
Diodes Inc (b)	64,589	3,515,902
Enphase Energy Inc (b)	183,405	6,914,369
Entegris Inc	211,526	17,713,187
Everspin Technologies Inc (b)	25,651	164,936
First Solar Inc (b)	149,861	29,251,369
FormFactor Inc (b)	107,262	3,130,978
GCT Semiconductor Holding Inc Class A (b)(c)	47,592	62,821
GSI Technology Inc (b)	26,761	78,677
Ichor Holdings Ltd (b)	47,350	797,848
Impinj Inc (b)	32,801	6,149,203
Intel Corp (b)	6,094,046	148,390,020
inTEST Corp (b)	17,179	120,253
KLA Corp	184,746	161,098,512
Kopin Corp (b)	208,519	437,890
Lam Research Corp	1,786,916	178,959,637
Lattice Semiconductor Corp (b)	191,993	12,744,495
MACOM Technology Solutions Holdings Inc (b)	83,126	10,652,597
Marvell Technology Inc	1,206,960	75,875,540
MaxLinear Inc Class A (b)	109,480	1,721,026
Microchip Technology Inc	751,312	48,835,280
Micron Technology Inc	1,561,347	185,815,906
MKS Inc	93,758	9,688,952
Mobix Labs Inc Class A (b)	38,769	45,747
Monolithic Power Systems Inc	66,892	55,905,658
Navitas Semiconductor Corp Class A (b)(c)	187,698	1,099,910
NVE Corp	6,799	439,079
NVIDIA Corp	34,070,808	5,934,453,338
ON Semiconductor Corp (b)	583,864	28,953,816
Onto Innovation Inc (b)	68,304	7,240,224
PDF Solutions Inc (b)	43,607	891,763
Penguin Solutions Inc (b)	73,138	1,764,820
Peraso Inc (b)	8,213	7,146
Photronics Inc (b)	88,548	2,007,383
Pixelworks Inc (b)(c)	6,649	57,314
Power Integrations Inc (c)	78,412	3,536,381
Qorvo Inc (b)	130,349	11,822,654
QUALCOMM Inc	1,532,798	246,366,623
QuickLogic Corp (b)(c)	20,568	105,514
Rambus Inc (b)	150,025	11,067,344
Rigetti Computing Inc Class A (b)(c)	356,778	5,790,507
Semtech Corp (b)	120,973	7,027,322
Silicon Laboratories Inc (b)	45,747	6,146,109
SiTime Corp (b)	29,197	7,056,039
SkyWater Technology Inc (b)(c)	31,439	376,954
Skyworks Solutions Inc	209,465	15,697,307
SolarEdge Technologies Inc (b)(c)	82,715	2,797,421
Synaptics Inc (b)	53,571	3,742,470
Teradyne Inc	224,134	26,501,604
Texas Instruments Inc	1,269,203	256,988,223
Trio-Tech International (b)	3,168	16,980
Ultra Clean Holdings Inc (b)	62,639	1,504,589
Universal Display Corp	61,755	8,558,625
Veeco Instruments Inc (b)	83,278	2,041,977
		10,288,759,384
Software - 10.8%
8x8 Inc (b)	184,261	364,837
A10 Networks Inc	100,588	1,781,413
ACCESS Newswire Inc (b)	3,751	41,261
ACI Worldwide Inc (b)	146,917	7,250,354
Adeia Inc	151,042	2,271,672
Adobe Inc (b)	595,448	212,396,302
Agilysys Inc (b)	31,505	3,437,826
Airship AI Holdings Inc Class A (b)(c)	24,980	111,661
Alarm.com Holdings Inc (b)	69,862	4,096,009
Alkami Technology Inc (b)(c)	94,796	2,426,778
Alpha Modus Holdings Inc Class A (b)	9,657	10,236
Amplitude Inc Class A (b)	122,283	1,397,695
Appfolio Inc Class A (b)	32,204	8,932,746
Appian Corp Class A (b)	59,887	1,843,322
AppLovin Corp Class A (b)	309,507	148,126,955
Arteris Inc (b)	36,627	345,026
Asana Inc Class A (b)	128,304	1,873,238
Atlassian Corp Class A (b)	230,908	41,050,824
Auddia Inc (b)	1,224	2,753
AudioEye Inc (b)	9,571	122,987
Aurora Innovation Inc Class A (b)	1,486,883	8,371,151
authID Inc (b)	16,286	72,636
Autodesk Inc (b)	298,893	94,061,627
AvePoint Inc Class A (b)	155,978	2,551,800
Aware Inc/MA (b)	21,467	47,227
Banzai International Inc Class A (b)(c)	741	2,459
Bentley Systems Inc Class B	216,022	12,021,624
BILL Holdings Inc (b)	132,447	6,148,190
Bio-key International Inc (b)	8,392	6,285
Blackbaud Inc (b)	52,513	3,503,142
Blackboxstocks Inc (b)	3,015	18,995
BlackLine Inc (b)	71,949	3,911,867
Blend Labs Inc Class A (b)	273,107	988,647
Box Inc Class A (b)	201,966	6,590,151
Braze Inc Class A (b)	97,518	2,701,249
Bridgeline Digital Inc (b)	15,029	21,491
BTCS Inc (b)(c)	17,674	73,877
Btcs Inc Series V (b)(d)	7,098	0
C3.ai Inc Class A (b)(c)	165,118	2,792,145
Cadence Design Systems Inc (b)	381,462	133,675,729
Ccc Intelligent Solutions Holdings Inc Class A (b)	673,357	6,666,234
Cerence Inc (b)	60,014	631,947
Cipher Mining Inc (b)(c)	332,836	2,542,867
Circle Internet Group Inc Class A	68,323	9,017,270
Cleanspark Inc (b)(c)	389,390	3,687,523
Clear Secure Inc Class A	129,201	4,691,288
Clearwater Analytics Holdings Inc Class A (b)	338,093	6,988,382
Commvault Systems Inc (b)	61,630	11,502,931
Confluent Inc Class A (b)	400,296	7,949,879
Consensus Cloud Solutions Inc (b)	24,929	662,364
Core Scientific Inc (b)(c)	416,312	5,974,077
CoreCard Corp (b)	7,931	219,451
Crowdstrike Holdings Inc Class A (b)	347,984	147,440,821
CS Disco Inc (b)	34,051	186,259
CXApp Inc Class A (b)(c)	22,597	17,007
CYNGN Inc (b)(c)	2,486	13,598
Daily Journal Corp (b)	1,290	602,688
Datadog Inc Class A (b)	446,438	61,019,146
Digimarc Corp (b)(c)	21,124	182,934
Digital Turbine Inc (b)	131,265	551,313
Docusign Inc (b)	282,965	21,692,097
Dolby Laboratories Inc Class A	85,704	6,143,263
Domo Inc Class B (b)	47,684	700,001
Dropbox Inc Class A (b)	273,278	7,941,459
Duos Technologies Group Inc (b)	12,871	82,374
Dynatrace Inc (b)	419,021	21,202,463
eGain Corp (b)	25,569	160,829
Elastic NV (b)	122,641	10,431,843
EverCommerce Inc (b)(c)	25,499	294,513
Exodus Movement Inc Class A (b)	10,871	274,167
Expensify Inc Class A (b)	72,087	141,291
Fair Isaac Corp (b)	34,006	51,744,890
Five9 Inc (b)	107,226	2,886,524
Fortinet Inc (b)	887,551	69,912,392
Freshworks Inc Class A (b)	276,517	3,724,684
Gen Digital Inc	762,161	23,017,262
Gitlab Inc Class A (b)	177,455	8,521,389
Greenidge Generation Holdings Inc Class A (b)	18,488	22,740
Guidewire Software Inc (b)	117,234	25,442,123
HubSpot Inc (b)	73,709	35,613,978
I3 Verticals Inc Class A (b)(c)	30,934	972,874
Informatica Inc Class A (b)	115,055	2,868,321
Intapp Inc (b)	75,748	3,483,651
Intellicheck Inc (b)	23,449	127,797
Intellinetics Inc (b)	3,715	41,374
InterDigital Inc (c)	36,212	9,839,163
Intrusion Inc (b)	21,211	37,543
Intuit Inc	390,587	260,521,529
Inuvo Inc (b)	16,333	55,369
Iveda Solutions Inc (b)(c)	4,308	6,893
Jamf Holding Corp (b)	90,195	840,617
Kaltura Inc (b)	113,835	180,998
Klaviyo Inc Class A (b)	157,135	5,097,459
LivePerson Inc (b)	107,919	100,581
LiveRamp Holdings Inc (b)	91,573	2,556,718
LM Funding America Inc (b)	6,778	8,473
Manhattan Associates Inc (b)	84,755	18,259,617
MARA Holdings Inc (b)(c)	491,848	7,859,731
Marin Software Inc (b)	3,318	2,355
Meridianlink Inc (b)	37,569	747,247
Microsoft Corp	10,383,715	5,261,324,553
Mitek Systems Inc (b)	63,418	644,961
Myseum Inc (b)	5,765	11,645
N-able Inc/US (b)	100,392	809,160
nCino Inc (b)(c)	128,446	4,124,401
NCR Voyix Corp (b)	191,995	2,530,494
NetSol Technologies Inc (b)	13,409	54,306
NextNav Inc Class A (b)	94,599	1,684,808
NextTrip Inc (b)(c)	2,041	7,817
Nutanix Inc Class A (b)	346,265	23,272,471
Oblong Inc (b)	1,761	5,159
Olo Inc Class A (b)	163,679	1,677,710
ON24 Inc (b)	53,603	306,609
OneSpan Inc	50,161	758,685
Onestream Inc Class A (b)	105,429	2,191,869
Ooma Inc (b)	35,401	457,381
Oracle Corp	2,272,284	513,831,581
PagerDuty Inc (b)	126,500	2,117,610
Palantir Technologies Inc Class A (b)	2,971,758	465,704,196
Palo Alto Networks Inc (b)	925,095	176,249,099
Pegasystems Inc	124,204	6,733,099
Phunware Inc (b)(c)	28,325	73,079
Pivotal Software Inc Class A rights (b)(d)	63,695	0
Porch Group Inc (b)	134,287	2,278,850
Procore Technologies Inc (b)	150,092	10,432,895
Progress Software Corp (b)	60,420	2,796,842
PROS Holdings Inc (b)	61,129	947,500
PTC Inc (b)	167,537	35,769,150
Q2 Holdings Inc (b)	87,243	6,868,641
Qualys Inc (b)	50,771	6,895,210
Rapid7 Inc (b)	89,456	1,852,634
reAlpha Tech Corp (b)(c)	17,189	6,678
Red Violet Inc	16,113	809,517
Rekor Systems Inc (b)(c)	165,393	185,240
ReposiTrak Inc (c)	17,160	277,992
Rimini Street Inc (b)	65,137	282,043
RingCentral Inc Class A (b)	111,422	3,399,485
Riot Platforms Inc (b)	435,504	5,992,535
Roper Technologies Inc	150,191	79,047,025
Rubrik Inc Class A (b)	172,461	15,418,013
SailPoint Inc	85,777	1,770,437
Salesforce Inc	1,340,548	343,515,425
Samsara Inc Class A (b)	393,877	14,234,715
SEMrush Holdings Inc Class A (b)	48,012	379,295
SentinelOne Inc Class A (b)	443,217	8,359,073
Servicenow Inc (b)	289,218	265,345,946
ServiceTitan Inc Class A (b)	13,039	1,398,172
Signing Day Sports Inc (b)	5,438	8,973
Silvaco Group Inc (b)(c)	10,910	58,259
Smith Micro Software Inc (b)	24,449	18,097
Soluna Holdings Inc (b)(c)	16,890	8,006
SoundHound AI Inc Class A (b)(c)	515,636	6,713,581
SoundThinking Inc (b)	12,151	154,682
Sprinklr Inc Class A (b)	159,867	1,381,251
Sprout Social Inc Class A (b)	72,235	1,140,591
SPS Commerce Inc (b)	53,222	5,870,387
Strategy Inc Class A (b)	354,522	118,555,702
Synchronoss Technologies Inc (b)	13,438	80,897
Synopsys Inc (b)	258,398	155,948,361
T Stamp Inc Class A (b)	2,932	8,386
Telos Corp (b)	74,161	458,315
Tenable Holdings Inc (b)	171,375	5,298,915
Teradata Corp (b)	132,901	2,788,263
Terawulf Inc (b)(c)	430,442	4,067,677
Thumzup Media Corp (b)(c)	4,299	23,430
Tyler Technologies Inc (b)	60,247	33,911,831
UiPath Inc Class A (b)	581,281	6,463,845
Unity Software Inc (b)	423,997	16,709,722
Upland Software Inc (b)	34,698	98,195
Urgent.ly Inc (b)	1,422	6,186
Varonis Systems Inc (b)	156,380	9,229,548
Veea Inc Class A (b)	20,838	12,192
Verb Technology Co Inc (b)(c)	1,473	21,359
Verint Systems Inc (b)	83,700	1,706,643
Veritone Inc (b)(c)	55,181	168,302
Vertex Inc Class A (b)	80,022	2,066,168
Viant Technology Inc Class A (b)	22,158	230,443
VirnetX Holding Corp (b)(c)	5,053	69,176
Weave Communications Inc (b)	57,773	449,474
Workday Inc Class A (b)	302,741	69,878,678
Workiva Inc Class A (b)	72,661	5,975,641
Xperi Inc (b)	63,259	379,554
Yext Inc (b)	147,212	1,338,157
Zeta Global Holdings Corp Class A (b)	295,402	5,801,695
Zoom Communications Inc Class A (b)	366,706	29,857,203
Zscaler Inc (b)	134,047	37,137,721
		9,386,480,270
Technology Hardware, Storage & Peripherals - 5.9%
Apple Inc	20,866,194	4,843,878,275
AstroNova Inc (b)	9,393	106,892
Boxlight Corp Class A (b)	3,527	6,172
CompoSecure Inc Class A (b)(c)	56,921	1,088,330
Corsair Gaming Inc (b)	63,101	563,492
CPI Card Group Inc (b)	6,427	100,133
Dell Technologies Inc Class C	418,534	51,123,928
Diebold Nixdorf Inc (b)	51,842	3,168,065
Eastman Kodak Co (b)(c)	103,396	610,036
Foxx Development Holdings Inc (c)	2,049	11,147
Hewlett Packard Enterprise Co	1,834,793	41,411,278
HP Inc	1,316,274	37,566,460
Immersion Corp (c)	41,623	293,858
IonQ Inc (b)(c)	333,100	14,236,694
Movano Inc (b)(c)	8,815	9,432
NetApp Inc	283,967	32,028,638
One Stop Systems Inc (b)	25,370	150,952
Pure Storage Inc Class A (b)	434,222	33,699,969
Quantum Computing Inc (b)(c)	153,556	2,423,114
Quantum Corp (b)	9,674	71,878
Sandisk Corp/DE	188,970	9,915,256
Seagate Technology Holdings PLC	296,447	49,625,228
Socket Mobile Inc (b)	6,519	6,845
Sonim Technologies Inc (b)	4,852	2,860
Super Micro Computer Inc (b)(c)	717,131	29,789,622
TransAct Technologies Inc (b)	12,054	52,314
Turtle Beach Corp (b)	22,966	363,322
Western Digital Corp	487,343	39,153,137
Xerox Holdings Corp	163,652	651,335
		5,192,108,662
TOTAL INFORMATION TECHNOLOGY		27,131,602,100

Materials - 2.2%
Chemicals - 1.2%
AdvanSix Inc	37,329	801,080
Air Products and Chemicals Inc	310,859	91,426,740
Albemarle Corp (c)	164,373	13,958,555
Alto Ingredients Inc (b)	101,268	114,433
American Vanguard Corp (b)	37,657	203,348
Arq Inc (b)	43,656	337,024
Ashland Inc	63,854	3,585,402
ASP Isotopes Inc (b)	77,879	722,717
Aspen Aerogels Inc (b)	93,664	640,662
Avient Corp	127,431	4,765,919
Axalta Coating Systems Ltd (b)	304,885	9,530,705
Balchem Corp	45,558	7,384,496
Bolt Projects Holdings Inc Class A (b)(c)	1,083	4,928
Cabot Corp	75,525	6,159,819
Celanese Corp	153,239	7,298,774
CF Industries Holdings Inc	226,387	19,611,906
Chemours Co/The	208,825	3,215,905
Core Molding Technologies Inc (b)	10,452	200,678
Corteva Inc	952,730	70,683,039
Dow Inc (c)	988,511	24,347,026
DuPont de Nemours Inc	584,354	44,948,510
Eastman Chemical Co	161,146	11,335,010
Ecolab Inc	352,519	97,661,864
Ecovyst Inc (b)	146,556	1,332,194
Element Solutions Inc (c)	311,898	8,022,017
Flotek Industries Inc (b)	41,170	497,745
FMC Corp	174,909	6,838,942
Hawkins Inc	26,486	4,431,902
HB Fuller Co	75,496	4,609,031
Huntsman Corp	227,943	2,543,844
Ingevity Corp (b)	50,715	2,960,742
Innospec Inc	34,723	3,041,388
International Flavors & Fragrances Inc	357,440	24,130,774
Intrepid Potash Inc (b)	13,240	402,893
Koppers Holdings Inc	27,702	802,804
Kronos Worldwide Inc	30,904	197,168
Linde PLC	657,721	314,581,378
LSB Industries Inc (b)	73,675	612,976
LyondellBasell Industries NV Class A1	359,241	20,243,230
Mativ Holdings Inc	76,153	957,243
Minerals Technologies Inc	44,243	2,895,704
Mosaic Co/The	442,885	14,792,359
NewMarket Corp	10,531	8,708,716
Northern Technologies International Corp	11,200	82,880
Novusterra Inc (b)(c)(d)	6,247	0
Olin Corp	163,393	3,865,878
Origin Materials Inc Class A (b)	181,674	97,159
Perimeter Solutions Inc	193,711	4,337,189
PPG Industries Inc	316,954	35,254,793
PureCycle Technologies Inc (b)(c)	208,941	2,985,767
Quaker Chemical Corp	18,979	2,753,284
Rayonier Advanced Materials Inc (b)	92,580	515,671
RPM International Inc	179,334	22,472,344
Scotts Miracle-Gro Co/The	60,927	3,729,951
Sensient Technologies Corp	59,487	6,749,395
Sherwin-Williams Co/The	322,098	117,833,111
Solesence Inc (b)	25,503	93,341
Stepan Co	29,616	1,481,688
Trinseo PLC	49,574	118,978
Tronox Holdings PLC	163,965	701,770
Valhi Inc	3,240	52,844
Westlake Corp	46,968	4,124,730
		1,048,792,363
Construction Materials - 0.3%
CRH PLC	943,148	106,528,567
Eagle Materials Inc (c)	46,458	10,727,152
Knife River Corp (b)	79,390	6,430,590
Martin Marietta Materials Inc (c)	84,209	51,906,428
Smith-Midland Corp (b)	6,290	271,538
United States Lime & Minerals Inc	14,655	1,845,358
Vulcan Materials Co	184,563	53,737,363
		231,446,996
Containers & Packaging - 0.2%
Amcor PLC	3,201,439	27,628,419
AptarGroup Inc	92,038	12,818,132
Avery Dennison Corp	109,072	18,722,209
Ball Corp	387,415	20,393,526
Crown Holdings Inc	160,451	15,945,620
Eightco Holdings Inc (b)	3,982	6,013
Graphic Packaging Holding CO	421,392	9,384,400
Greif Inc Class A	33,253	2,171,754
Greif Inc Class B	9,612	656,307
International Paper Co	737,329	36,630,505
Myers Industries Inc	52,102	872,187
O-I Glass Inc (b)	215,413	2,798,215
Packaging Corp of America	124,723	27,184,625
Ranpak Holdings Corp Class A (b)	63,201	333,701
Sealed Air Corp	206,183	6,694,762
Silgan Holdings Inc	113,503	5,325,561
Smurfit WestRock PLC	692,628	32,802,862
Sonoco Products Co	139,665	6,599,171
TriMas Corp	52,691	2,037,561
		229,005,530
Metals & Mining - 0.5%
5E Advanced Materials Inc (b)	4,431	15,419
Alcoa Corp	361,542	11,638,037
Alpha Metallurgical Resources Inc (b)	15,310	2,284,099
American Battery Technology Co (b)	127,865	315,827
American Infrastructure Corp (c)(d)	12,557	0
Ampco-Pittsburgh Corp (b)	21,457	58,363
Ascent Industries Co (b)	11,964	146,200
Carpenter Technology Corp	69,558	16,755,131
Century Aluminum Co (b)	72,809	1,625,825
Cleveland-Cliffs Inc (b)	678,750	7,296,563
Coeur Mining Inc (b)	893,960	11,755,574
Commercial Metals Co	157,883	9,105,113
Compass Minerals International Inc (b)	47,334	901,713
Contango ORE Inc (b)	13,518	297,802
Dakota Gold Corp (b)	112,269	468,162
Freeport-McMoRan Inc	2,006,529	89,089,888
Friedman Industries Inc	9,791	186,910
Gold Resource Corp (b)	192,549	97,276
Hecla Mining Co	883,907	7,522,049
Hycroft Mining Holding Corp (b)	28,296	128,747
Idaho Strategic Resources Inc (b)(c)	16,708	470,163
Inno Holdings Inc (b)(c)	4,920	25,534
Ivanhoe Electric Inc / US (b)(c)	130,147	1,160,911
Kaiser Aluminum Corp	22,321	1,738,136
Materion Corp	28,961	3,208,879
Metallus Inc (b)	51,310	843,023
MP Materials Corp (b)(c)	186,153	13,242,924
Newmont Corp	1,554,942	115,687,685
Nucor Corp	322,319	47,938,505
Olympic Steel Inc	13,633	459,568
Paramount Gold Nevada Corp (b)	86,147	87,870
Ramaco Resources Inc Class A (b)(c)	51,393	1,332,620
Ramaco Resources Inc Class B	11,051	179,579
ReElement Technologies Corp (c)(d)	23,057	0
Reliance Inc	73,422	21,707,949
Royal Gold Inc	91,991	16,519,744
Ryerson Holding Corp	38,102	868,726
Solitario Resources Corp (b)	91,212	69,868
Steel Dynamics Inc	192,870	25,250,540
SunCoke Energy Inc	118,575	915,399
Tredegar Corp (b)	36,136	282,945
United States Antimony Corp (b)(c)	114,767	522,190
US Gold Corp (b)	15,589	204,684
USA Rare Earth Inc Class A (b)(c)	76,225	1,137,277
Warrior Met Coal Inc (c)	73,956	4,521,670
Worthington Steel Inc	48,652	1,620,112
		419,685,199
Paper & Forest Products - 0.0%
Clearwater Paper Corp (b)	22,504	485,411
Louisiana-Pacific Corp	86,495	8,226,540
Magnera Corp (b)	49,320	611,568
Sylvamo Corp	47,641	2,197,679
		11,521,198
TOTAL MATERIALS		1,940,451,286

Real Estate - 2.4%
Diversified REITs - 0.0%
Alexander & Baldwin Inc	101,813	1,969,063
Alpine Income Property Trust Inc	17,890	273,180
American Assets Trust Inc	66,527	1,390,414
Armada Hoffler Properties Inc Class A	114,076	830,473
Broadstone Net Lease Inc Class A	265,129	4,928,748
CTO Realty Growth Inc	41,052	709,379
Essential Properties Realty Trust Inc	276,088	8,647,076
Generation Income Properties Inc (b)	7,201	6,913
Gladstone Commercial Corp	66,020	887,969
Global Net Lease Inc	269,725	2,122,736
Mackenzie Realty Capital Inc	2,111	12,856
Medalist Diversified REIT Inc	994	12,683
Modiv Industrial Inc Class C (c)	13,476	204,431
NexPoint Diversified Real Estate Trust	56,499	222,041
One Liberty Properties Inc	22,840	545,648
Presidio Property Trust Inc Class A (b)	1,179	5,907
Presidio Property Trust Inc warrants 1/24/2027 (b)	5,422	173
WP Carey Inc	305,736	20,514,886
		43,284,576
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	215,348	17,753,289
American Healthcare REIT Inc	223,232	9,552,097
CareTrust REIT Inc	296,243	10,193,722
Community Healthcare Trust Inc	38,010	585,734
Diversified Healthcare Trust	301,905	1,150,258
Global Medical REIT Inc	90,239	676,793
Healthcare Realty Trust Inc	493,203	8,571,868
Healthpeak Properties Inc	970,699	17,414,340
LTC Properties Inc	64,384	2,350,016
Medical Properties Trust Inc (c)	849,735	3,823,808
National Health Investors Inc	65,831	5,153,909
Omega Healthcare Investors Inc	404,406	17,215,563
Sabra Health Care REIT Inc	335,023	6,402,290
Sila Realty Trust Inc (c)	77,637	1,936,267
Strawberry Fields REIT Inc	11,410	133,040
Universal Health Realty Income Trust	18,347	744,705
Ventas Inc	630,188	42,903,199
Welltower Inc	868,490	146,149,497
		292,710,395
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT Inc	309,766	4,045,544
Ashford Hospitality Trust Inc (b)(c)	7,941	47,567
Braemar Hotels & Resorts Inc	82,713	228,288
Chatham Lodging Trust	68,755	524,601
DiamondRock Hospitality Co	287,503	2,461,026
Host Hotels & Resorts Inc	969,683	16,688,244
InnSuites Hospitality Trust	3,050	5,765
Park Hotels & Resorts Inc	281,446	3,309,805
Pebblebrook Hotel Trust	164,767	1,835,504
RLJ Lodging Trust (c)	210,513	1,620,950
Ryman Hospitality Properties Inc	83,936	8,292,037
Service Properties Trust	231,398	624,775
Sotherly Hotels Inc (b)	22,243	16,177
Summit Hotel Properties Inc	153,096	838,966
Sunstone Hotel Investors Inc	278,042	2,635,838
Xenia Hotels & Resorts Inc	138,016	1,950,166
		45,125,253
Industrial REITs - 0.2%
Americold Realty Trust Inc	368,182	5,316,548
EastGroup Properties Inc	73,352	12,437,565
First Industrial Realty Trust Inc	184,882	9,724,793
Industrial Logistics Properties Trust	81,777	503,746
Lineage Inc (c)	83,226	3,488,002
LXP Industrial Trust	414,329	3,762,107
Plymouth Industrial REIT Inc	56,466	1,242,252
Prologis Inc	1,296,685	147,536,819
Rexford Industrial Realty Inc	330,004	13,665,466
STAG Industrial Inc Class A	261,021	9,618,624
Terreno Realty Corp	144,796	8,364,865
		215,660,787
Office REITs - 0.1%
Brandywine Realty Trust	244,170	1,040,164
BXP Inc	203,251	14,737,730
City Office Reit Inc	56,864	394,068
COPT Defense Properties	158,571	4,563,673
Cousins Properties Inc	235,972	6,958,814
Creative Media & Community Trust Corp (c)	1,064	6,852
Douglas Emmett Inc	233,855	3,790,790
Easterly Government Properties Inc	59,648	1,365,343
Empire State Realty Trust Inc Class A	191,402	1,464,225
Franklin Street Properties Corp	112,586	186,893
Highwoods Properties Inc	150,776	4,753,967
Hudson Pacific Properties Inc (b)	469,984	1,320,655
JBG SMITH Properties	102,218	2,191,554
Kilroy Realty Corp	149,320	6,210,219
NET Lease Office Properties	20,328	602,115
Office Properties Income Trust	108,803	23,219
Orion Properties Inc	73,385	217,953
Paramount Group Inc (b)	255,419	1,839,017
Peakstone Realty Trust	51,475	654,762
Piedmont Realty Trust Inc Class A1	173,615	1,470,519
Postal Realty Trust Inc Class A	32,675	517,572
SL Green Realty Corp (c)	99,895	5,683,027
Vornado Realty Trust	233,314	8,872,931
		68,866,062
Real Estate Management & Development - 0.2%
Alset Inc (b)	7,615	10,737
Altisource Portfolio Solutions SA (b)	15,275	175,052
Altisource Portfolio Solutions SA warrants 4/2/2029 (b)	25,264	16,173
Altisource Portfolio Solutions SA warrants 4/30/2032 (b)	25,264	20,881
American Realty Investors Inc (b)	1,977	30,248
American Strategic Investment Co Class A (b)	2,758	30,228
AMREP Corp (b)	4,315	92,643
Anywhere Real Estate Inc (b)	136,413	833,483
Avalon GloboCare Corp (b)(c)	2,074	4,189
CBRE Group Inc Class A (b)	410,161	66,495,302
CKX Lands Inc (b)	1,874	21,588
Compass Inc Class A (b)	597,601	5,426,217
Comstock Holding Cos Inc Class A (b)	5,058	80,018
CoStar Group Inc (b)	589,472	52,751,850
Cushman & Wakefield PLC (b)	324,196	5,112,571
Douglas Elliman Inc (b)	96,340	262,045
eXp World Holdings Inc (c)	119,537	1,294,586
Fathom Holdings Inc (b)	23,998	47,756
Forestar Group Inc (b)	26,221	725,535
FRP Holdings Inc (b)	18,434	473,754
Howard Hughes Holdings Inc (b)	42,926	3,273,966
InterGroup Corp/The (b)	114	1,938
Jones Lang LaSalle Inc (b)	66,252	20,244,624
JW Mays Inc (b)	546	20,966
Kennedy-Wilson Holdings Inc	165,997	1,460,774
La Rosa Holdings Corp Class A (b)(c)	259	1,549
Marcus & Millichap Inc	33,568	1,093,981
Maui Land & Pineapple Co Inc (b)	10,258	178,284
New Concept Energy Inc (b)	2,239	2,261
Newmark Group Inc Class A	209,217	3,809,842
Offerpad Solutions Inc Class A (b)(c)	11,455	58,993
Opendoor Technologies Inc Class A (b)(c)	906,452	4,033,711
RE/MAX Holdings Inc Class A (b)	27,484	258,899
RMR Group Inc/The Class A	23,416	395,262
Safe & Green Development Corp (c)	2,068	2,378
Seaport Entertainment Group Inc (b)	11,438	285,492
Seritage Growth Properties Class A (b)	50,129	183,973
St Joe Co/The	53,515	2,700,367
Star Holdings (b)	15,549	135,121
Stratus Properties Inc (b)	9,399	182,905
Tejon Ranch Co (b)	34,205	595,509
Transcontinental Realty Investors Inc (b)	1,711	80,622
Zillow Group Inc Class A (b)	72,642	5,918,870
Zillow Group Inc Class C (b)	225,345	18,998,838
		197,823,981
Residential REITs - 0.3%
American Homes 4 Rent Class A	444,604	15,925,715
Apartment Investment and Management Co Class A	179,903	1,408,640
AvalonBay Communities Inc	198,664	38,908,345
Bluerock Homes Trust Inc Class A	5,223	67,768
BRT Apartments Corp	16,836	269,376
Camden Property Trust	149,287	16,717,158
Centerspace	23,430	1,394,085
Clipper Realty Inc	19,819	88,789
Elme Communities	123,302	2,105,998
Equity LifeStyle Properties Inc	267,587	16,132,820
Equity Residential	478,071	31,610,056
Essex Property Trust Inc	90,029	24,326,736
Independence Realty Trust Inc	327,136	5,924,433
Invitation Homes Inc	796,930	24,935,941
Mid-America Apartment Communities Inc	163,681	23,867,963
NexPoint Residential Trust Inc	30,768	1,061,804
Sun Communities Inc	167,806	21,289,547
UDR Inc	421,726	16,687,698
UMH Properties Inc	113,134	1,775,072
Veris Residential Inc	113,017	1,777,757
		246,275,701
Retail REITs - 0.3%
Acadia Realty Trust	183,051	3,662,851
Agree Realty Corp (c)	153,609	11,173,519
Alexander's Inc	3,031	698,161
Brixmor Property Group Inc	427,596	11,968,412
CBL & Associates Properties Inc	20,074	639,357
Curbline Properties Corp	132,017	2,974,343
Federal Realty Investment Trust	108,449	10,904,547
FrontView REIT Inc	23,954	320,264
Getty Realty Corp	71,855	2,054,334
InvenTrust Properties Corp	111,436	3,317,450
Kimco Realty Corp	944,957	21,252,083
Kite Realty Group Trust	307,090	7,007,794
Macerich Co/The	352,143	6,479,431
NETSTREIT Corp (c)	114,126	2,087,365
NNN REIT Inc	262,361	11,257,911
Phillips Edison & Co Inc	178,507	6,281,661
Realty Income Corp	1,262,397	74,178,448
Regency Centers Corp	228,348	16,555,230
Saul Centers Inc	17,274	590,252
Simon Property Group Inc	428,600	77,430,876
SITE Centers Corp	65,444	803,652
Tanger Inc	158,921	5,431,920
Urban Edge Properties	175,800	3,637,302
Whitestone REIT	63,058	829,843
		281,537,006
Specialized REITs - 0.9%
American Tower Corp	654,165	133,351,536
Crown Castle Inc	608,824	60,358,811
CubeSmart	318,461	13,031,424
Digital Realty Trust Inc	442,358	74,156,895
EPR Properties	107,761	5,846,034
Equinix Inc	136,695	107,468,243
Extra Space Storage Inc	296,628	42,589,848
Farmland Partners Inc	57,574	634,465
Four Corners Property Trust Inc	145,822	3,775,332
Gaming and Leisure Properties Inc	383,845	18,428,398
Gladstone Land Corp	47,815	439,898
Global Self Storage Inc	17,996	98,078
Iron Mountain Inc	412,128	38,051,778
Lamar Advertising Co Class A	122,833	15,630,499
Millrose Properties Inc Class A	168,406	5,946,416
National Storage Affiliates Trust	98,624	3,178,652
Outfront Media Inc	193,439	3,613,441
PotlatchDeltic Corp	99,810	4,195,014
Public Storage Operating Co	220,655	65,002,756
Rayonier Inc	198,274	5,210,641
Safehold Inc	64,509	1,061,818
SBA Communications Corp Class A	150,224	30,773,386
Smartstop Self Storage REIT Inc (c)	43,036	1,566,080
VICI Properties Inc	1,476,624	49,880,359
Weyerhaeuser Co	1,012,941	26,204,784
		710,494,586
TOTAL REAL ESTATE		2,101,778,347

Utilities - 2.3%
Electric Utilities - 1.4%
ALLETE Inc	80,680	5,175,622
Alliant Energy Corp	358,821	23,348,482
American Electric Power Co Inc	746,412	82,866,660
Constellation Energy Corp	437,895	134,862,902
Duke Energy Corp	1,086,188	133,047,168
Edison International	537,505	30,170,156
Entergy Corp	623,290	54,905,616
Evergy Inc	320,956	22,871,325
Eversource Energy	513,125	32,875,919
Exelon Corp	1,410,397	61,606,141
FirstEnergy Corp	717,567	31,300,273
Genie Energy Ltd Class B	29,893	457,363
Hawaiian Electric Industries Inc (b)	240,502	3,116,906
IDACORP Inc	75,319	9,422,407
MGE Energy Inc	51,914	4,420,477
NextEra Energy Inc	2,876,355	207,241,378
NRG Energy Inc	273,105	39,753,164
OGE Energy Corp	280,414	12,523,289
Oklo Inc Class A (b)(c)	124,496	9,167,885
Otter Tail Corp	59,129	4,966,245
PG&E Corp	3,070,778	46,921,488
Pinnacle West Capital Corp	166,439	14,872,989
Portland General Electric Co	154,883	6,625,895
PPL Corp	1,032,573	37,657,937
Southern Co/The	1,535,989	141,771,785
TXNM Energy Inc	128,885	7,300,046
Xcel Energy Inc	805,642	58,320,424
		1,217,569,942
Gas Utilities - 0.1%
Atmos Energy Corp	221,872	36,859,596
Chesapeake Utilities Corp	32,554	4,023,023
MDU Resources Group Inc	284,206	4,629,716
National Fuel Gas Co	125,846	10,915,882
New Jersey Resources Corp	141,077	6,671,531
Northwest Natural Holding Co	56,463	2,344,908
ONE Gas Inc	83,471	6,385,532
RGC Resources Inc	11,693	260,052
Southwest Gas Holdings Inc	84,698	6,765,676
Spire Inc	83,615	6,404,909
UGI Corp	298,856	10,352,372
		95,613,197
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The	995,006	13,472,381
Clearway Energy Inc Class A	72,243	2,036,530
Clearway Energy Inc Class C (c)	93,620	2,790,812
Hallador Energy Co (b)	45,270	738,354
Montauk Renewables Inc (b)	89,665	192,780
Ormat Technologies Inc (c)	80,558	7,402,475
Spruce Power Holding Corp Class A (b)	21,822	31,642
Talen Energy Corp (b)	63,595	24,097,417
Vistra Corp	474,105	89,657,997
		140,420,388
Multi-Utilities - 0.6%
Ameren Corp	377,073	37,624,344
Avista Corp	112,350	4,105,269
Black Hills Corp	101,646	6,079,447
CenterPoint Energy Inc	910,987	34,353,320
CMS Energy Corp	417,686	29,893,787
Consolidated Edison Inc	503,595	49,468,137
Dominion Energy Inc	1,191,461	71,368,514
DTE Energy Co	289,554	39,567,554
NiSource Inc	657,743	27,802,797
Northwestern Energy Group Inc	85,629	4,924,524
Public Service Enterprise Group Inc	697,187	57,399,406
Sempra	910,857	75,200,354
Unitil Corp	22,621	1,062,281
WEC Energy Group Inc	445,435	47,443,282
		486,293,016
Water Utilities - 0.0%
American States Water Co	53,531	3,989,665
American Water Works Co Inc	272,793	39,148,523
Artesian Resources Corp Class A	13,191	437,282
Cadiz Inc (b)	72,979	261,265
California Water Service Group	82,949	3,892,797
Consolidated Water Co Ltd	20,819	692,648
Essential Utilities Inc	359,268	14,194,679
Global Water Resources Inc	20,251	195,624
H2O America	43,473	2,189,735
Middlesex Water Co	24,935	1,335,020
Pure Cycle Corp (b)	33,293	336,259
York Water Co/The	20,370	632,896
		67,306,393
TOTAL UTILITIES		2,007,202,936

TOTAL UNITED STATES		86,467,584,068
TOTAL COMMON STOCKS (Cost $47,361,606,299)		87,143,516,979

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Nutriband Inc (d)	1,878	0
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Hyperscale Data Inc 10% (d)	129	0
Hyperscale Data Inc Series F (d)	141	0
		0
Information Technology - 0.0%
Communications Equipment - 0.0%
ClearOne Inc (d)	1,162	0
Software - 0.0%
SRAX Inc (b)(d)	18,304	0
TOTAL INFORMATION TECHNOLOGY		0

TOTAL UNITED STATES		0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $2,102)		0

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (g) (Cost $8,898,126)	4.15	8,973,000	8,899,788

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.36	129,497,372	129,523,271
Fidelity Securities Lending Cash Central Fund (h)(i)	4.36	684,346,574	684,415,009
TOTAL MONEY MARKET FUNDS (Cost $813,938,280)			813,938,280

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $48,184,444,807)	87,966,355,047
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(630,146,467)
NET ASSETS - 100.0%	87,336,208,580

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	560	9/19/2025	181,237,000	3,437,369	3,437,369
CME E-Mini S&P MidCap 400 Index Contracts (United States)	41	9/19/2025	13,359,850	390,159	390,159
CME Russell 2000 Index Contracts (United States)	227	9/19/2025	26,897,230	1,185,398	1,185,398

TOTAL FUTURES CONTRACTS					5,012,926
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,171,209 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,899,788.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	42,318,219	1,719,451,630	1,632,246,578	1,368,509	-	-	129,523,271	129,497,372	0.2%
Fidelity Securities Lending Cash Central Fund	646,123,922	1,510,640,037	1,472,348,950	6,404,261	-	-	684,415,009	684,346,574	2.4%
Total	688,442,141	3,230,091,667	3,104,595,528	7,772,770	-	-	813,938,280

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	8,098,118,544	8,098,118,544	-	-
Consumer Discretionary	9,247,013,753	9,247,013,753	-	-
Consumer Staples	4,291,949,352	4,291,949,352	-	-
Energy	2,705,724,802	2,705,724,802	-	-
Financials	12,572,376,129	12,572,357,687	-	18,442
Health Care	8,142,346,133	8,142,285,930	10,496	49,707
Industrials	8,471,617,836	8,471,614,956	-	2,880
Information Technology	27,563,093,087	27,563,093,087	-	-
Materials	1,942,296,060	1,942,296,060	-	-
Real Estate	2,101,778,347	2,101,778,347	-	-
Utilities	2,007,202,936	2,007,202,936	-	-

Non-Convertible Preferred Stocks
Health Care	-	-	-	-
Industrials	-	-	-	-
Information Technology	-	-	-	-

U.S. Treasury Obligations	8,899,788	-	8,899,788	-

Money Market Funds	813,938,280	813,938,280	-	-
Total Investments in Securities:	87,966,355,047	87,957,373,734	8,910,284	71,029
Derivative Instruments:

Assets
Futures Contracts	5,012,926	5,012,926	-	-
Total Assets	5,012,926	5,012,926	-	-
Total Derivative Instruments:	5,012,926	5,012,926	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	5,012,926	-
Total Equity Risk	5,012,926	-
Total Value of Derivatives	5,012,926	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $967,913,011) - See accompanying schedule:
Unaffiliated issuers (cost $47,370,506,527)	$87,152,416,767
Fidelity Central Funds (cost $813,938,280)	813,938,280

Total Investment in Securities (cost $48,184,444,807)		$87,966,355,047
Segregated cash with brokers for derivative instruments		8,600,266
Receivable for investments sold		473,700
Receivable for fund shares sold		152,519,767
Dividends receivable		81,732,999
Distributions receivable from Fidelity Central Funds		1,183,346
Other receivables		367,310
Total assets		88,211,232,435
Liabilities
Payable for investments purchased	$79,401,983
Payable for fund shares redeemed	109,253,815
Payable for daily variation margin on futures contracts	1,510,138
Other payables and accrued expenses	455,385
Collateral on securities loaned	684,402,534
Total liabilities		875,023,855
Net Assets		$87,336,208,580
Net Assets consist of:
Paid in capital		$48,139,300,031
Total accumulated earnings (loss)		39,196,908,549
Net Assets		$87,336,208,580
Net Asset Value, offering price and redemption price per share ($87,336,208,580 ÷ 4,127,377,267 shares)		$21.16
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$522,976,174
Interest		207,390
Income from Fidelity Central Funds (including $6,404,261 from security lending)		7,772,770
Total income		530,956,334
Expenses
Custodian fees and expenses	$236,018
Independent trustees' fees and expenses	143,252
Interest	2,650
Total expenses before reductions	381,920
Expense reductions	(6,074)
Total expenses after reductions		375,846
Net Investment income (loss)		530,580,488
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(197,997,486)
Foreign currency transactions	(365)
Futures contracts	11,240,767
Total net realized gain (loss)		(186,757,084)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	7,482,056,220
Futures contracts	4,110,201
Total change in net unrealized appreciation (depreciation)		7,486,166,421
Net gain (loss)		7,299,409,337
Net increase (decrease) in net assets resulting from operations		$7,829,989,825
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$530,580,488	$947,251,081
Net realized gain (loss)	(186,757,084)	397,534,214
Change in net unrealized appreciation (depreciation)	7,486,166,421	10,324,583,086
Net increase (decrease) in net assets resulting from operations	7,829,989,825	11,669,368,381
Distributions to shareholders	(217,070,937)	(945,439,399)

Share transactions
Proceeds from sales of shares	8,819,110,612	11,327,083,848
Reinvestment of distributions	217,070,937	945,439,399
Cost of shares redeemed	(7,764,415,492)	(10,786,739,812)

Net increase (decrease) in net assets resulting from share transactions	1,271,766,057	1,485,783,435
Total increase (decrease) in net assets	8,884,684,945	12,209,712,417

Net Assets
Beginning of period	78,451,523,635	66,241,811,218
End of period	$87,336,208,580	$78,451,523,635

Other Information
Shares
Sold	468,590,208	610,614,437
Issued in reinvestment of distributions	12,504,086	48,754,420
Redeemed	(395,269,168)	(578,283,790)
Net increase (decrease)	85,825,126	81,085,067

Financial Highlights
Fidelity® Series Total Market Index Fund

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.41	$16.73	$13.20	$14.62	$13.28	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.24	.24	.22	.20	.18
Net realized and unrealized gain (loss)	1.67	2.68	3.52	(1.41)	1.39	3.34
Total from investment operations	1.80	2.92	3.76	(1.19)	1.59	3.52
Distributions from net investment income	(.03)	(.24)	(.23)	(.20)	(.19)	(.18)
Distributions from net realized gain	(.02)	-	-	(.02)	(.06)	(.06)
Total distributions	(.05)	(.24)	(.23)	(.23) D	(.25)	(.24)
Net asset value, end of period	$21.16	$19.41	$16.73	$13.20	$14.62	$13.28
Total Return E,F	9.34%	17.48%	28.70%	(8.18)%	11.87%	35.56%
Ratios to Average Net Assets C,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	1.32% J	1.30%	1.62%	1.65%	1.33%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$87,336,209	$78,451,524	$66,241,811	$50,379,623	$47,734,987	$35,220,793
Portfolio turnover rate K	18 % J	13%	13%	15%	14%	18% L

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2025

1. Organization.
Fidelity Series Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Series Total Market Index Fund	$338,620

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term capital gain dividends, futures contracts, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$42,224,643,369
Gross unrealized depreciation	(3,463,748,468)
Net unrealized appreciation (depreciation)	$38,760,894,901
Tax cost	$49,210,473,072

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Total Market Index Fund	8,780,134,264	7,123,131,984
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Total Market Index Fund	Borrower	20,759,000	4.60%	2,650

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Total Market Index Fund	7,440,764	307,288	(44,956)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Total Market Index Fund	618,673	32,758	3,204,190

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Series Total Market Index Fund	316,369,899
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $6,074.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Total Market Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers.  The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, 529 plans and collective investment trusts that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through June 30, 2028.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity and Geode may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity and Geode in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9892982.106
STX-SANN-1025
Fidelity Flex® Funds

Fidelity Flex® 500 Index Fund

Semi-Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Flex® 500 Index Fund
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	27,084	2,153,990
CANADA - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	23,068	2,642,209
IRELAND - 0.3%
Information Technology - 0.3%
IT Services - 0.3%
Accenture PLC Class A	77,959	20,267,001
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	31,442	7,384,154
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	36,919	7,623,774
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	22,001	6,758,047
UNITED STATES - 99.0%
Communication Services - 9.9%
Diversified Telecommunication Services - 0.7%
AT&T Inc	896,021	26,244,455
Verizon Communications Inc	524,927	23,217,521
		49,461,976
Entertainment - 1.7%
Electronic Arts Inc	28,418	4,886,475
Liberty Media Corp-Liberty Formula One Class A (b)	3,285	296,043
Liberty Media Corp-Liberty Formula One Class C (b)	27,515	2,748,749
Liberty Media Corp-Liberty Live Class A (b)	2,463	233,048
Liberty Media Corp-Liberty Live Class C (b)	5,747	559,643
Live Nation Entertainment Inc (b)	19,628	3,267,866
Netflix Inc (b)	52,997	64,033,625
ROBLOX Corp Class A (b)	69,040	8,601,694
Take-Two Interactive Software Inc (b)	21,100	4,921,997
Walt Disney Co/The	223,875	26,502,323
Warner Bros Discovery Inc (b)	280,326	3,262,995
		119,314,458
Interactive Media & Services - 6.9%
Alphabet Inc Class A	724,875	154,333,136
Alphabet Inc Class C	584,554	124,819,816
Meta Platforms Inc Class A	270,379	199,728,967
Pinterest Inc Class A (b)	74,005	2,710,803
		481,592,722
Media - 0.4%
Charter Communications Inc Class A (b)	11,882	3,155,622
Comcast Corp Class A	464,010	15,762,420
Fox Corp Class A	26,793	1,599,542
Fox Corp Class B	16,269	887,474
Omnicom Group Inc	24,282	1,902,009
Trade Desk Inc (The) Class A (b)	55,802	3,050,137
		26,357,204
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	59,434	14,976,774
TOTAL COMMUNICATION SERVICES		691,703,134

Consumer Discretionary - 10.3%
Automobiles - 1.9%
Ford Motor Co	487,688	5,740,088
General Motors Co	119,660	7,010,879
Tesla Inc (b)	348,966	116,509,279
		129,260,246
Broadline Retail - 3.9%
Amazon.com Inc (b)	1,176,654	269,453,766
eBay Inc	57,414	5,202,283
		274,656,049
Distributors - 0.1%
Genuine Parts Co	17,262	2,405,114
LKQ Corp	32,048	1,045,406
Pool Corp	4,675	1,452,569
		4,903,089
Hotels, Restaurants & Leisure - 2.0%
Airbnb Inc Class A (b)	53,740	7,014,682
Booking Holdings Inc	4,052	22,687,351
Carnival Corp (b)	130,736	4,169,171
Chipotle Mexican Grill Inc (b)	167,765	7,069,617
Darden Restaurants Inc	14,569	3,014,909
Domino's Pizza Inc	4,263	1,953,732
DoorDash Inc Class A (b)	42,695	10,470,949
DraftKings Inc Class A (b)	61,797	2,965,020
Expedia Group Inc Class A	15,140	3,252,072
Hilton Worldwide Holdings Inc	29,595	8,169,996
Las Vegas Sands Corp	42,225	2,433,426
Marriott International Inc/MD Class A1	28,302	7,580,974
McDonald's Corp	89,036	27,916,347
Royal Caribbean Cruises Ltd	31,112	11,300,501
Starbucks Corp	141,787	12,504,196
Yum! Brands Inc	34,603	5,085,603
		137,588,546
Household Durables - 0.3%
DR Horton Inc	34,457	5,839,773
Garmin Ltd	19,154	4,631,820
Lennar Corp Class A	29,014	3,862,924
Lennar Corp Class B	1,835	233,375
NVR Inc (b)	361	2,930,472
PulteGroup Inc	24,772	3,270,399
		20,768,763
Specialty Retail - 1.9%
AutoZone Inc (b)	2,083	8,745,538
Best Buy Co Inc	23,970	1,765,151
Burlington Stores Inc (b)	7,842	2,279,513
CarMax Inc (b)	18,951	1,162,644
Carvana Co Class A (b)	15,469	5,753,230
Home Depot Inc/The	123,766	50,344,296
Lowe's Cos Inc	69,693	17,984,976
O'Reilly Automotive Inc (b)	106,452	11,036,943
Ross Stores Inc	41,009	6,034,884
TJX Cos Inc/The	139,023	18,991,932
Tractor Supply Co	66,010	4,076,778
Ulta Beauty Inc (b)	5,621	2,769,635
Williams-Sonoma Inc	15,306	2,880,436
		133,825,956
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp (b)	18,904	2,261,486
Lululemon Athletica Inc (b)	13,766	2,783,485
NIKE Inc Class B	146,701	11,350,256
		16,395,227
TOTAL CONSUMER DISCRETIONARY		717,397,876

Consumer Staples - 5.0%
Beverages - 1.0%
Coca-Cola Co/The	482,363	33,278,223
Constellation Brands Inc Class A	19,057	3,086,090
Keurig Dr Pepper Inc	169,125	4,919,846
Monster Beverage Corp (b)	87,453	5,457,942
PepsiCo Inc	170,727	25,378,569
		72,120,670
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp	55,253	52,121,260
Dollar General Corp	27,384	2,978,284
Dollar Tree Inc (b)	24,599	2,685,473
Kroger Co/The	76,283	5,175,039
Sprouts Farmers Market Inc (b)	12,190	1,713,183
Sysco Corp	60,358	4,857,008
Target Corp	56,688	5,440,914
Walmart Inc	538,033	52,178,440
		127,149,601
Food Products - 0.5%
Archer-Daniels-Midland Co	59,821	3,747,187
Bunge Global SA	16,753	1,410,938
Conagra Brands Inc	59,223	1,132,935
General Mills Inc	68,129	3,360,804
Hershey Co/The	18,426	3,385,778
JM Smucker Co	13,261	1,465,473
Kellanova	33,499	2,663,171
Kraft Heinz Co/The	107,505	3,006,915
McCormick & Co Inc/MD	31,463	2,214,051
Mondelez International Inc	161,213	9,904,927
Tyson Foods Inc Class A	35,639	2,023,582
		34,315,761
Household Products - 0.9%
Church & Dwight Co Inc	30,688	2,858,894
Clorox Co/The	15,351	1,814,488
Colgate-Palmolive Co	100,895	8,482,243
Kimberly-Clark Corp	41,320	5,336,065
Procter & Gamble Co/The	291,955	45,848,613
		64,340,303
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	29,165	2,675,305
Kenvue Inc	239,105	4,951,865
		7,627,170
Tobacco - 0.7%
Altria Group Inc	210,021	14,115,511
Philip Morris International Inc	193,826	32,394,140
		46,509,651
TOTAL CONSUMER STAPLES		352,063,156

Energy - 3.0%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	123,362	5,600,635
Halliburton Co	106,941	2,430,769
Schlumberger NV	169,273	6,236,017
		14,267,421
Oil, Gas & Consumable Fuels - 2.8%
Cheniere Energy Inc	27,608	6,676,167
Chevron Corp	202,210	32,474,926
ConocoPhillips	157,144	15,552,542
Coterra Energy Inc	94,903	2,319,429
Devon Energy Corp	79,838	2,882,152
Diamondback Energy Inc	23,252	3,458,968
EOG Resources Inc	68,731	8,579,003
EQT Corp	74,512	3,862,702
Expand Energy Corp	26,946	2,607,834
Exxon Mobil Corp	536,658	61,334,643
Kinder Morgan Inc	240,610	6,491,658
Marathon Petroleum Corp	38,236	6,871,392
Occidental Petroleum Corp	88,135	4,196,107
ONEOK Inc	77,712	5,935,643
Ovintiv Inc	32,362	1,363,086
Phillips 66	50,704	6,773,040
Targa Resources Corp	26,992	4,528,178
Texas Pacific Land Corp	2,346	2,189,944
Valero Energy Corp	38,981	5,925,502
Williams Cos Inc/The	151,999	8,797,702
		192,820,618
TOTAL ENERGY		207,088,039

Financials - 13.9%
Banks - 3.6%
Bank of America Corp	815,917	41,399,629
Citigroup Inc	232,557	22,458,029
Citizens Financial Group Inc	53,891	2,817,421
Fifth Third Bancorp	82,959	3,797,033
First Citizens BancShares Inc/NC Class A	1,361	2,700,102
Huntington Bancshares Inc/OH	181,039	3,224,305
JPMorgan Chase & Co	346,074	104,313,625
KeyCorp	122,558	2,372,723
M&T Bank Corp	19,962	4,025,537
PNC Financial Services Group Inc/The	49,355	10,238,201
Regions Financial Corp	111,697	3,059,381
Truist Financial Corp	163,783	7,668,320
US Bancorp	194,069	9,476,389
Wells Fargo & Co	405,209	33,300,076
		250,850,771
Capital Markets - 3.6%
Ameriprise Financial Inc	11,857	6,104,102
Ares Management Corp Class A	25,160	4,508,672
Bank of New York Mellon Corp/The	89,090	9,407,904
Blackrock Inc	18,134	20,439,557
Blackstone Inc	90,923	15,584,202
Cboe Global Markets Inc	13,043	3,077,496
Charles Schwab Corp/The	212,694	20,384,593
CME Group Inc Class A	44,879	11,960,702
Coinbase Global Inc Class A (b)	26,326	8,017,320
FactSet Research Systems Inc	4,729	1,765,430
Goldman Sachs Group Inc/The	38,206	28,473,022
Interactive Brokers Group Inc Class A	54,283	3,378,574
Intercontinental Exchange Inc	71,437	12,615,774
KKR & Co Inc Class A	84,286	11,757,054
LPL Financial Holdings Inc	9,961	3,630,585
Moody's Corp	19,263	9,819,507
Morgan Stanley	153,817	23,146,382
MSCI Inc	9,635	5,469,982
Nasdaq Inc	51,482	4,877,405
Northern Trust Corp	24,220	3,179,602
Raymond James Financial Inc	22,615	3,831,886
Robinhood Markets Inc Class A (b)	88,834	9,241,401
S&P Global Inc	39,089	21,437,971
State Street Corp	35,503	4,081,780
T Rowe Price Group Inc	27,412	2,950,079
Tradeweb Markets Inc Class A	14,509	1,789,830
		250,930,812
Consumer Finance - 0.6%
American Express Co	68,894	22,823,205
Capital One Financial Corp	79,764	18,123,976
Synchrony Financial	47,313	3,611,874
		44,559,055
Financial Services - 4.2%
Apollo Global Management Inc	56,228	7,659,940
Berkshire Hathaway Inc Class B (b)	228,351	114,855,986
Block Inc Class A (b)	69,176	5,509,177
Corpay Inc (b)	8,775	2,857,754
Fidelity National Information Services Inc	65,418	4,566,831
Fiserv Inc (b)	69,036	9,539,394
Global Payments Inc	30,355	2,696,131
Jack Henry & Associates Inc	9,068	1,480,442
Mastercard Inc Class A	101,009	60,129,648
PayPal Holdings Inc (b)	121,084	8,498,886
Visa Inc Class A	213,066	74,952,357
		292,746,546
Insurance - 1.9%
AFLAC Inc	60,646	6,480,632
Allstate Corp/The	33,156	6,745,588
American International Group Inc	71,916	5,848,209
Aon PLC	26,884	9,866,428
Arch Capital Group Ltd	46,442	4,250,836
Arthur J Gallagher & Co	31,885	9,653,184
Brown & Brown Inc	34,868	3,380,453
Chubb Ltd	46,460	12,779,752
Cincinnati Financial Corp	19,441	2,986,138
Everest Group Ltd	5,291	1,808,886
Fidelity National Financial Inc/US	32,453	1,942,961
Hartford Insurance Group Inc/The	35,315	4,672,528
Markel Group Inc (b)	1,578	3,091,397
Marsh & McLennan Cos Inc	61,429	12,642,702
MetLife Inc	70,151	5,707,485
Principal Financial Group Inc	25,628	2,063,310
Progressive Corp/The	72,992	18,033,404
Prudential Financial Inc	44,019	4,827,124
Travelers Companies Inc/The	28,198	7,656,039
W R Berkley Corp	37,285	2,672,962
Willis Towers Watson PLC	12,343	4,033,569
		131,143,587
TOTAL FINANCIALS		970,230,771

Health Care - 9.1%
Biotechnology - 1.7%
AbbVie Inc	219,971	46,281,898
Alnylam Pharmaceuticals Inc (b)	16,237	7,249,983
Amgen Inc	66,958	19,264,486
Biogen Inc (b)	18,239	2,411,561
BioMarin Pharmaceutical Inc (b)	23,923	1,393,992
Gilead Sciences Inc	154,906	17,499,731
Insmed Inc (b)	22,684	3,087,292
Natera Inc (b)	17,006	2,861,260
Regeneron Pharmaceuticals Inc	12,931	7,509,032
Vertex Pharmaceuticals Inc (b)	31,979	12,504,429
		120,063,664
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	216,652	28,741,054
Align Technology Inc (b)	8,458	1,200,698
Baxter International Inc	63,880	1,577,197
Becton Dickinson & Co	35,684	6,886,298
Boston Scientific Corp (b)	184,260	19,439,430
Cooper Cos Inc/The (b)	24,891	1,677,529
Dexcom Inc (b)	48,824	3,678,400
Edwards Lifesciences Corp (b)	73,049	5,941,806
GE HealthCare Technologies Inc	57,000	4,202,610
Hologic Inc (b)	27,747	1,862,379
IDEXX Laboratories Inc (b)	10,026	6,487,724
Insulet Corp (b)	8,763	2,978,368
Intuitive Surgical Inc (b)	44,633	21,124,576
Medtronic PLC	159,839	14,834,658
ResMed Inc	18,258	5,012,004
STERIS PLC	12,232	2,997,574
Stryker Corp	42,828	16,763,307
Zimmer Biomet Holdings Inc	24,631	2,613,349
		148,018,961
Health Care Providers & Services - 1.6%
Cardinal Health Inc	29,729	4,423,081
Cencora Inc	21,485	6,265,241
Centene Corp (b)	61,933	1,798,534
Cigna Group/The	33,264	10,008,140
CVS Health Corp	157,523	11,522,807
Elevance Health Inc	28,132	8,964,262
HCA Healthcare Inc	21,568	8,712,609
Humana Inc	15,028	4,563,402
Labcorp Holdings Inc	10,422	2,897,212
McKesson Corp	15,582	10,699,224
Molina Healthcare Inc (b)	6,739	1,218,613
Quest Diagnostics Inc	13,903	2,525,341
UnitedHealth Group Inc	112,965	35,004,466
		108,602,932
Health Care Technology - 0.0%
Veeva Systems Inc Class A (b)	18,669	5,025,695
Life Sciences Tools & Services - 0.9%
Agilent Technologies Inc	35,492	4,459,925
Avantor Inc (b)	84,802	1,142,282
Danaher Corp	79,357	16,333,258
Illumina Inc (b)	19,714	1,970,611
IQVIA Holdings Inc (b)	20,460	3,903,973
Mettler-Toledo International Inc (b)	2,587	3,365,790
Revvity Inc	14,705	1,325,068
Thermo Fisher Scientific Inc	47,005	23,160,304
Waters Corp (b)	7,408	2,235,734
West Pharmaceutical Services Inc	8,947	2,209,462
		60,106,407
Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co	253,424	11,956,544
Eli Lilly & Co	97,960	71,763,537
Johnson & Johnson	299,635	53,086,333
Merck & Co Inc	312,695	26,303,903
Pfizer Inc	707,907	17,527,777
Royalty Pharma PLC Class A	45,153	1,624,605
Viatris Inc	146,176	1,542,157
Zoetis Inc Class A	55,442	8,671,129
		192,475,985
TOTAL HEALTH CARE		634,293,644

Industrials - 8.4%
Aerospace & Defense - 2.3%
Axon Enterprise Inc (b)	9,211	6,883,288
Boeing Co (b)	93,897	22,035,748
GE Aerospace	132,799	36,546,285
General Dynamics Corp	31,368	10,181,112
HEICO Corp	5,022	1,566,964
HEICO Corp Class A	9,280	2,273,693
Howmet Aerospace Inc	50,271	8,752,181
L3Harris Technologies Inc	23,279	6,462,716
Lockheed Martin Corp	25,965	11,830,433
Northrop Grumman Corp	16,847	9,940,404
RTX Corp	166,369	26,386,123
Textron Inc	22,482	1,802,157
TransDigm Group Inc	6,995	9,785,166
		154,446,270
Air Freight & Logistics - 0.2%
Expeditors International of Washington Inc	17,059	2,056,292
FedEx Corp	27,445	6,341,716
United Parcel Service Inc Class B	91,317	7,984,758
		16,382,766
Building Products - 0.5%
Builders FirstSource Inc (b)	13,735	1,904,770
Carlisle Cos Inc	5,361	2,068,756
Carrier Global Corp	99,297	6,474,164
Johnson Controls International plc	81,900	8,754,291
Lennox International Inc	3,969	2,214,146
Masco Corp	26,649	1,955,770
Trane Technologies PLC	27,756	11,535,395
		34,907,292
Commercial Services & Supplies - 0.5%
Cintas Corp	42,734	8,975,422
Copart Inc (b)	109,467	5,343,084
Republic Services Inc	25,292	5,917,569
Veralto Corp	30,859	3,276,917
Waste Management Inc	45,597	10,322,706
		33,835,698
Construction & Engineering - 0.1%
Quanta Services Inc	18,452	6,974,117
Electrical Equipment - 0.9%
AMETEK Inc	28,744	5,311,891
Eaton Corp PLC	48,742	17,017,782
Emerson Electric Co	70,030	9,243,960
GE Vernova Inc	33,995	20,837,915
Hubbell Inc	6,642	2,862,636
Rockwell Automation Inc	14,033	4,819,353
Vertiv Holdings Co Class A	47,457	6,053,140
		66,146,677
Ground Transportation - 0.9%
CSX Corp	233,916	7,604,609
JB Hunt Transport Services Inc	9,772	1,416,842
Norfolk Southern Corp	28,071	7,859,319
Old Dominion Freight Line Inc	23,147	3,494,503
Uber Technologies Inc (b)	260,414	24,413,813
Union Pacific Corp	74,392	16,631,819
		61,420,905
Industrial Conglomerates - 0.4%
3M Co	67,008	10,421,754
Honeywell International Inc	80,033	17,567,244
		27,988,998
Machinery - 1.4%
Caterpillar Inc	58,561	24,539,401
Cummins Inc	17,150	6,833,246
Deere & Co	31,451	15,053,707
Dover Corp	17,056	3,050,636
Fortive Corp	42,283	2,023,664
IDEX Corp	9,399	1,546,136
Illinois Tool Works Inc	33,175	8,779,764
Ingersoll Rand Inc	50,220	3,988,975
Otis Worldwide Corp	49,127	4,243,590
PACCAR Inc	65,351	6,533,793
Parker-Hannifin Corp	15,909	12,080,499
Snap-on Inc	6,507	2,116,337
Stanley Black & Decker Inc	19,248	1,429,933
Westinghouse Air Brake Technologies Corp	21,302	4,121,937
Xylem Inc/NY	30,298	4,288,985
		100,630,603
Passenger Airlines - 0.2%
Delta Air Lines Inc	81,300	5,022,714
Southwest Airlines Co	70,973	2,335,012
United Airlines Holdings Inc (b)	40,672	4,270,560
		11,628,286
Professional Services - 0.6%
Amentum Holdings Inc	18,874	470,906
Automatic Data Processing Inc	50,589	15,381,585
Booz Allen Hamilton Holding Corp Class A	15,769	1,714,406
Broadridge Financial Solutions Inc	14,625	3,738,443
Equifax Inc	15,461	3,808,044
Jacobs Solutions Inc	14,964	2,188,186
Leidos Holdings Inc	16,025	2,899,243
Paychex Inc	39,910	5,565,649
SS&C Technologies Holdings Inc	26,715	2,368,552
TransUnion	24,283	2,146,617
Verisk Analytics Inc	17,417	4,669,846
		44,951,477
Trading Companies & Distributors - 0.4%
Fastenal Co	142,717	7,087,326
Ferguson Enterprises Inc	24,722	5,714,490
United Rentals Inc	8,162	7,805,648
Watsco Inc	4,338	1,745,524
WW Grainger Inc	5,435	5,508,373
		27,861,361
TOTAL INDUSTRIALS		587,174,450

Information Technology - 33.2%
Communications Equipment - 0.9%
Arista Networks Inc	128,248	17,512,264
Cisco Systems Inc	495,416	34,228,292
F5 Inc (b)	7,156	2,240,830
Motorola Solutions Inc	20,788	9,821,498
		63,802,884
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp Class A	150,696	16,404,767
CDW Corp/DE	16,390	2,700,416
Corning Inc	95,976	6,433,271
Jabil Inc	13,367	2,737,963
Keysight Technologies Inc (b)	21,507	3,514,889
Ralliant Corp	14,044	587,180
Teledyne Technologies Inc (b)	5,835	3,140,222
Trimble Inc (b)	29,709	2,401,081
Zebra Technologies Corp Class A (b)	6,330	2,007,180
		39,926,969
IT Services - 1.0%
Akamai Technologies Inc (b)	18,216	1,441,432
Cloudflare Inc Class A (b)	38,678	8,072,485
Cognizant Technology Solutions Corp Class A	61,376	4,434,416
Gartner Inc (b)	9,586	2,407,907
GoDaddy Inc Class A (b)	17,750	2,632,503
IBM Corporation	115,739	28,181,290
MongoDB Inc Class A (b)	10,111	3,191,133
Okta Inc Class A (b)	20,816	1,931,100
Snowflake Inc (b)	41,553	9,917,039
Twilio Inc Class A (b)	19,017	2,008,385
VeriSign Inc	10,059	2,749,829
		66,967,519
Semiconductors & Semiconductor Equipment - 12.9%
Advanced Micro Devices Inc (b)	201,904	32,835,648
Analog Devices Inc	61,806	15,532,466
Applied Materials Inc	101,223	16,272,609
Broadcom Inc	585,542	174,134,335
Entegris Inc	18,861	1,579,420
First Solar Inc (b)	13,352	2,606,177
Intel Corp (b)	543,173	13,226,263
KLA Corp	16,485	14,374,920
Lam Research Corp	159,375	15,961,406
Marvell Technology Inc	107,561	6,761,822
Microchip Technology Inc	66,945	4,351,425
Micron Technology Inc	139,159	16,561,313
Monolithic Power Systems Inc	5,960	4,981,130
NVIDIA Corp	3,037,047	528,992,846
ON Semiconductor Corp (b)	52,003	2,578,829
QUALCOMM Inc	136,606	21,956,682
Teradyne Inc	19,963	2,360,425
Texas Instruments Inc	113,116	22,903,728
		897,971,444
Software - 11.3%
Adobe Inc (b)	53,065	18,928,286
AppLovin Corp Class A (b)	27,589	13,203,820
Atlassian Corp Class A (b)	20,577	3,658,179
Autodesk Inc (b)	26,644	8,384,867
Cadence Design Systems Inc (b)	34,002	11,915,321
Crowdstrike Holdings Inc Class A (b)	31,018	13,142,327
Datadog Inc Class A (b)	39,790	5,438,497
Docusign Inc (b)	25,216	1,933,058
Fair Isaac Corp (b)	3,031	4,612,091
Fortinet Inc (b)	79,110	6,231,495
Gen Digital Inc	67,950	2,052,090
HubSpot Inc (b)	6,567	3,172,977
Intuit Inc	34,814	23,220,938
Microsoft Corp	925,596	468,990,237
Oracle Corp	202,544	45,801,275
Palantir Technologies Inc Class A (b)	264,898	41,512,166
Palo Alto Networks Inc (b)	82,518	15,721,329
PTC Inc (b)	14,938	3,189,263
Roper Technologies Inc	13,388	7,046,238
Salesforce Inc	119,482	30,617,263
Servicenow Inc (b)	25,777	23,649,366
Strategy Inc Class A (b)	31,601	10,567,690
Synopsys Inc (b)	19,254	11,620,174
Tyler Technologies Inc (b)	5,371	3,023,228
Workday Inc Class A (b)	26,978	6,227,062
Zoom Communications Inc Class A (b)	32,699	2,662,353
Zscaler Inc (b)	11,946	3,309,639
		789,831,229
Technology Hardware, Storage & Peripherals - 6.5%
Apple Inc	1,860,001	431,780,632
Dell Technologies Inc Class C	37,301	4,556,317
Hewlett Packard Enterprise Co	163,539	3,691,075
HP Inc	117,327	3,348,513
NetApp Inc	25,323	2,856,181
Seagate Technology Holdings PLC	26,424	4,423,378
Super Micro Computer Inc (b)	63,915	2,655,029
Western Digital Corp	43,442	3,490,130
		456,801,255
TOTAL INFORMATION TECHNOLOGY		2,315,301,300

Materials - 2.0%
Chemicals - 1.1%
Air Products and Chemicals Inc	27,919	8,211,257
CF Industries Holdings Inc	20,172	1,747,500
Corteva Inc	84,906	6,299,176
Dow Inc	87,850	2,163,746
DuPont de Nemours Inc	52,048	4,003,532
Eastman Chemical Co	14,347	1,009,168
Ecolab Inc	31,405	8,700,441
International Flavors & Fragrances Inc	31,800	2,146,818
Linde PLC	58,603	28,029,229
LyondellBasell Industries NV Class A1	31,985	1,802,355
PPG Industries Inc	28,213	3,138,132
Sherwin-Williams Co/The	28,699	10,498,955
		77,750,309
Construction Materials - 0.3%
Amrize Ltd (United States)	65,613	3,412,532
CRH PLC	84,049	9,493,335
Martin Marietta Materials Inc	7,501	4,623,616
Vulcan Materials Co	16,441	4,786,962
		22,316,445
Containers & Packaging - 0.2%
Amcor PLC	285,046	2,459,947
Avery Dennison Corp	9,728	1,669,811
Ball Corp	34,530	1,817,659
International Paper Co	65,718	3,264,871
Packaging Corp of America	11,121	2,423,933
Smurfit WestRock PLC	61,733	2,923,675
		14,559,896
Metals & Mining - 0.4%
Freeport-McMoRan Inc	178,811	7,939,208
Newmont Corp	138,589	10,311,022
Nucor Corp	28,727	4,272,567
Reliance Inc	6,548	1,935,981
Steel Dynamics Inc	17,187	2,250,122
		26,708,900
TOTAL MATERIALS		141,335,550

Real Estate - 1.9%
Diversified REITs - 0.0%
WP Carey Inc	27,270	1,829,817
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	19,159	1,579,468
Healthpeak Properties Inc	86,519	1,552,150
Ventas Inc	56,184	3,825,007
Welltower Inc	77,356	13,017,468
		19,974,093
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	86,383	1,486,651
Industrial REITs - 0.2%
Prologis Inc	115,718	13,166,394
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (b)	36,537	5,923,378
CoStar Group Inc (b)	52,512	4,699,299
		10,622,677
Residential REITs - 0.2%
AvalonBay Communities Inc	17,689	3,464,391
Equity Residential	42,532	2,812,216
Essex Property Trust Inc	8,013	2,165,193
Invitation Homes Inc	70,928	2,219,337
Mid-America Apartment Communities Inc	14,571	2,124,743
Sun Communities Inc	14,941	1,895,565
UDR Inc	37,581	1,487,079
		16,168,524
Retail REITs - 0.2%
Realty Income Corp	112,340	6,601,098
Simon Property Group Inc	38,235	6,907,536
		13,508,634
Specialized REITs - 0.8%
American Tower Corp	58,281	11,880,583
Crown Castle Inc	54,192	5,372,595
Digital Realty Trust Inc	39,414	6,607,363
Equinix Inc	12,222	9,608,814
Extra Space Storage Inc	26,392	3,789,363
Gaming and Leisure Properties Inc	34,233	1,643,526
Iron Mountain Inc	36,726	3,390,912
Public Storage Operating Co	19,639	5,785,453
SBA Communications Corp Class A	13,371	2,739,049
VICI Properties Inc	131,454	4,440,516
Weyerhaeuser Co	90,188	2,333,164
		57,591,338
TOTAL REAL ESTATE		134,348,128

Utilities - 2.3%
Electric Utilities - 1.6%
Alliant Energy Corp	31,988	2,081,459
American Electric Power Co Inc	66,494	7,382,164
Constellation Energy Corp	39,029	12,020,151
Duke Energy Corp	96,979	11,878,958
Edison International	47,879	2,687,448
Entergy Corp	55,570	4,895,161
Evergy Inc	28,638	2,040,744
Eversource Energy	45,709	2,928,576
Exelon Corp	125,634	5,487,693
FirstEnergy Corp	63,904	2,787,492
NextEra Energy Inc	256,303	18,466,632
NRG Energy Inc	24,346	3,543,804
PG&E Corp	273,605	4,180,684
PPL Corp	92,015	3,355,787
Southern Co/The	137,020	12,646,947
Xcel Energy Inc	71,796	5,197,312
		101,581,012
Gas Utilities - 0.0%
Atmos Energy Corp	19,767	3,283,891
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	42,257	7,991,221
Multi-Utilities - 0.6%
Ameren Corp	33,653	3,357,896
CenterPoint Energy Inc	81,296	3,065,672
CMS Energy Corp	37,226	2,664,265
Consolidated Edison Inc	44,829	4,403,553
Dominion Energy Inc	106,329	6,369,107
DTE Energy Co	25,822	3,528,576
NiSource Inc	58,612	2,477,529
Public Service Enterprise Group Inc	62,117	5,114,093
Sempra	81,258	6,708,661
WEC Energy Group Inc	39,695	4,227,914
		41,917,266
Water Utilities - 0.0%
American Water Works Co Inc	24,254	3,480,692
TOTAL UTILITIES		158,254,082

TOTAL UNITED STATES		6,909,190,130
TOTAL COMMON STOCKS (Cost $4,383,565,128)		6,956,019,305

U.S. Treasury Obligations - 0.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (d) (Cost $1,861,338)	4.15	1,877,000	1,861,685

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $14,249,662)	4.36	14,246,812	14,249,662

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $4,399,676,128)	6,972,130,652
NET OTHER ASSETS (LIABILITIES) - 0.2%	12,145,382
NET ASSETS - 100.0%	6,984,276,034

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	87	9/19/2025	28,156,463	997,801	997,801

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,474,867.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	23,492,719	333,506,698	342,749,755	633,063	-	-	14,249,662	14,246,812	0.0%
Fidelity Securities Lending Cash Central Fund	4,867,807	25,107,137	29,974,944	5,573	-	-	-	-	0.0%
Total	28,360,526	358,613,835	372,724,699	638,636	-	-	14,249,662

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	691,703,134	691,703,134	-	-
Consumer Discretionary	726,309,913	726,309,913	-	-
Consumer Staples	352,063,156	352,063,156	-	-
Energy	207,088,039	207,088,039	-	-
Financials	970,230,771	970,230,771	-	-
Health Care	634,293,644	634,293,644	-	-
Industrials	589,816,659	589,816,659	-	-
Information Technology	2,350,576,229	2,350,576,229	-	-
Materials	141,335,550	141,335,550	-	-
Real Estate	134,348,128	134,348,128	-	-
Utilities	158,254,082	158,254,082	-	-

U.S. Treasury Obligations	1,861,685	-	1,861,685	-

Money Market Funds	14,249,662	14,249,662	-	-
Total Investments in Securities:	6,972,130,652	6,970,268,967	1,861,685	-
Derivative Instruments:

Assets
Futures Contracts	997,801	997,801	-	-
Total Assets	997,801	997,801	-	-
Total Derivative Instruments:	997,801	997,801	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	997,801	-
Total Equity Risk	997,801	-
Total Value of Derivatives	997,801	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,385,426,466)	$6,957,880,990
Fidelity Central Funds (cost $14,249,662)	14,249,662

Total Investment in Securities (cost $4,399,676,128)		$6,972,130,652
Cash		12,735
Receivable for fund shares sold		10,335,112
Dividends receivable		6,612,092
Distributions receivable from Fidelity Central Funds		57,966
Other receivables		11,866
Total assets		6,989,160,423
Liabilities
Payable for investments purchased	$12,735
Payable for fund shares redeemed	4,716,485
Payable for daily variation margin on futures contracts	155,169
Total liabilities		4,884,389
Net Assets		$6,984,276,034
Net Assets consist of:
Paid in capital		$4,378,918,288
Total accumulated earnings (loss)		2,605,357,746
Net Assets		$6,984,276,034
Net Asset Value, offering price and redemption price per share ($6,984,276,034 ÷ 253,028,793 shares)		$27.60
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$39,856,769
Interest		59,062
Income from Fidelity Central Funds (including $5,573 from security lending)		638,636
Total income		40,554,467
Expenses
Independent trustees' fees and expenses	$10,790
Total expenses before reductions	10,790
Expense reductions	(409)
Total expenses after reductions		10,381
Net Investment income (loss)		40,544,086
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(40,747,701)
Redemptions in-kind	108,925,801
Futures contracts	2,886,965
Total net realized gain (loss)		71,065,065
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	488,347,537
Futures contracts	803,191
Total change in net unrealized appreciation (depreciation)		489,150,728
Net gain (loss)		560,215,793
Net increase (decrease) in net assets resulting from operations		$600,759,879
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,544,086	$68,511,380
Net realized gain (loss)	71,065,065	8,886,939
Change in net unrealized appreciation (depreciation)	489,150,728	768,219,507
Net increase (decrease) in net assets resulting from operations	600,759,879	845,617,826
Distributions to shareholders	(36,985,723)	(67,272,728)

Share transactions
Proceeds from sales of shares	1,556,424,170	2,006,000,725
Reinvestment of distributions	27,972,839	50,108,426
Cost of shares redeemed	(945,383,772)	(1,403,718,358)

Net increase (decrease) in net assets resulting from share transactions	639,013,237	652,390,793
Total increase (decrease) in net assets	1,202,787,393	1,430,735,891

Net Assets
Beginning of period	5,781,488,641	4,350,752,750
End of period	$6,984,276,034	$5,781,488,641

Other Information
Shares
Sold	61,871,440	83,703,048
Issued in reinvestment of distributions	1,158,138	2,082,609
Redeemed	(37,168,890)	(58,387,743)
Net increase (decrease)	25,860,688	27,397,914

Financial Highlights
Fidelity Flex® 500 Index Fund

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.45	$21.78	$16.96	$18.69	$16.28	$12.62
Income from Investment Operations
Net investment income (loss) B,C	.17	.32	.31	.29	.26	.24
Net realized and unrealized gain (loss)	2.13	3.67	4.81	(1.74)	2.41	3.66
Total from investment operations	2.30	3.99	5.12	(1.45)	2.67	3.90
Distributions from net investment income	(.15)	(.32)	(.30)	(.28)	(.24)	(.24)
Distributions from net realized gain	-	-	-	-	(.02)	-
Total distributions	(.15)	(.32)	(.30)	(.28)	(.26)	(.24)
Net asset value, end of period	$27.60	$25.45	$21.78	$16.96	$18.69	$16.28
Total Return D,E	9.14%	18.39%	30.49%	(7.73)%	16.38%	31.31%
Ratios to Average Net Assets C,F,G
Expenses before reductions	-% H,I	.01%	-% H	-% H	-% H	-% H
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	1.32% I	1.34%	1.64%	1.67%	1.38%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$6,984,276	$5,781,489	$4,350,753	$2,919,224	$2,760,531	$1,688,408
Portfolio turnover rate J	8 % I,K	2% K	2%	5%	2%	6%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2025

1. Organization.
Fidelity Flex 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term capital gain dividends, future contracts, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,715,741,402
Gross unrealized depreciation	(193,734,598)
Net unrealized appreciation (depreciation)	$2,522,006,804
Tax cost	$4,451,121,649

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$-
Long-term	(18,679,012)
Total capital loss carryforward	$(18,679,012)

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex 500 Index Fund	1,056,370,464	243,952,168

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Flex 500 Index Fund	6,268,552	108,925,801	166,765,571

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Flex 500 Index Fund	875,448	15,434,781	22,140,072

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income earned is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Flex 500 Index Fund	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $409.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex 500 Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity and Geode in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9881570.108
Z5I-SANN-1025
Fidelity® Total Market Index Fund
Fidelity® Extended Market Index Fund
Fidelity® International Index Fund

Semi-Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). A fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Total Market Index Fund
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)	39,732	526,052
Information Technology - 0.0%
Software - 0.0%
Mawson Infrastructure Group Inc (b)	23,738	9,723
TOTAL AUSTRALIA		535,775
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	192,008	4,333,621
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	407,245	32,388,195
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	189,388	2,223,415
Liberty Global Ltd Class C (b)	396,233	4,734,984

TOTAL BELGIUM		6,958,399
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Kestrel Group Ltd	4,310	116,154
RenaissanceRe Holdings Ltd	90,904	22,088,763

TOTAL BERMUDA		22,204,917
BRITISH VIRGIN ISLANDS - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Acuren Corp	307,188	3,462,009
CANADA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
GameSquare Holdings Inc (b)(c)	61,768	46,635
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	177,564	1,113,326
Personal Care Products - 0.0%
Flora Growth Corp (b)(c)	513	10,496
TOTAL CONSUMER STAPLES		1,123,822

Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (b)	42,687	612,558
Health Care - 0.0%
Biotechnology - 0.0%
TuHURA Biosciences Inc (b)	47,152	127,310
TuHURA Biosciences Inc rights (b)(c)(d)	87,127	0
		127,310
Pharmaceuticals - 0.0%
Lexaria Bioscience Corp (b)(c)	26,294	23,223
TOTAL HEALTH CARE		150,533

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	345,464	39,569,447
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	499,926	7,808,844
Hut 8 Corp (United States) (b)	171,598	4,586,815
		12,395,659
Materials - 0.0%
Chemicals - 0.0%
Loop Industries Inc (b)	53,007	78,980
Metals & Mining - 0.0%
McEwen Inc (b)(c)	83,181	960,741
US Goldmining Inc (b)	5,216	48,248
		1,008,989
TOTAL MATERIALS		1,087,969

TOTAL CANADA		54,986,623
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	327,485	1,483,507
Software - 0.0%
Nukkleus Inc (b)(c)	5,132	24,993
TOTAL CHINA		1,508,500
CZECH REPUBLIC - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Connexa Sports Technologies In (b)(c)	20,797	66,758
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Galecto Inc (b)	2,453	7,850
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	106,695	1,125,632
Paper & Forest Products - 0.0%
Mercer International Inc	80,387	267,689
TOTAL GERMANY		1,393,321
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	883,697	1,581,818
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Oxbridge Re Holdings Ltd (b)	11,234	23,591
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)(c)	47,525	1,257,987
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	15,213	67,089
TOTAL HONG KONG		1,325,076
IRELAND - 0.4%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	71,590	587,037
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	28,806	1,818,091
Information Technology - 0.4%
IT Services - 0.4%
Accenture PLC Class A	1,166,908	303,361,073
TOTAL IRELAND		305,766,201
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)	279,759	3,919,424
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	243,227	7,503,553
JORDAN - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Jerash Holdings US Inc	9,170	31,086
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (b)	31,446	455,024
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	25,581	80,580
TOTAL KOREA (SOUTH)		535,604
NETHERLANDS - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	94,313	1,540,131
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	471,490	110,729,427
TOTAL NETHERLANDS		112,269,558
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Ltd (b)(c)	118,015	3,765,859
Industrials - 0.0%
Electrical Equipment - 0.0%
T1 Energy Inc (b)(c)	282,480	466,092
TOTAL NORWAY		4,231,951
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	32,248	564,985
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	53,674	432,612
Liberty Latin America Ltd Class C (b)	248,834	2,050,393
		2,483,005
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	301,169	6,694,987
Ofg Bancorp	85,140	3,810,015
Popular Inc	128,283	16,117,476
		26,622,478
Financial Services - 0.0%
EVERTEC Inc	117,938	4,208,028
TOTAL FINANCIALS		30,830,506

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (b)(c)	42,055	403,727
TOTAL PUERTO RICO		33,717,238
SINGAPORE - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)	44,346	693,571
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)(c)	8,554	151,919
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	98,139	3,680,213
TOTAL SINGAPORE		4,525,703
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	133,665	16,583,817
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	171,995	3,219,746
Health Care - 0.0%
Biotechnology - 0.0%
Aprea Therapeutics Inc (b)	7,197	11,227
TOTAL SWEDEN		19,814,790
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	217,574	2,826,286
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	161,649	8,378,268
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	552,998	114,194,087
TOTAL SWITZERLAND		125,398,641
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	28,026	653,286
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	66,775	22,121,890
TOTAL THAILAND		22,775,176
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	329,221	101,126,815
Soho House & Co Inc Class A (b)	65,702	580,148
		101,706,963
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	782,147	28,751,724
Health Care - 0.0%
Biotechnology - 0.0%
F-star Therapeutics Inc rights (b)(d)	1,612	0
F-star Therapeutics Inc rights (b)(d)	1,612	0
Zura Bio Ltd Class A (b)	66,107	134,858
		134,858
Health Care Technology - 0.0%
OneMedNet Corp Class A (b)	40,195	34,568
TOTAL HEALTH CARE		169,426

Industrials - 0.0%
Electrical Equipment - 0.0%
TurnOnGreen Inc warrants 7/14/2028 (b)	95,205	105
Machinery - 0.0%
Luxfer Holdings PLC	49,158	659,700
TOTAL INDUSTRIALS		659,805

TOTAL UNITED KINGDOM		131,287,918
UNITED STATES - 99.1%
Communication Services - 9.3%
Diversified Telecommunication Services - 0.7%
Anterix Inc (b)	35,127	833,915
AST SpaceMobile Inc Class A (b)(c)	355,394	17,392,982
AT&T Inc	13,415,461	392,938,854
Atn International Inc	19,536	332,112
Bandwidth Inc Class A (b)	48,603	729,045
Cogent Communications Holdings Inc	78,403	2,997,347
Frontier Communications Parent Inc (b)	412,128	15,281,706
GCI Liberty Inc/DEL Class A (b)(d)	149,409	0
GCI LLC Class A	7,103	265,155
GCI LLC Class C	40,767	1,493,703
Globalstar Inc (b)	95,078	2,845,685
IDT Corp Class B	38,157	2,444,719
iQSTEL Inc (b)	5,403	36,254
Iridium Communications Inc	201,635	5,018,695
Lumen Technologies Inc (b)	1,913,345	9,509,325
NextPlat Corp (b)	41,429	29,203
Shenandoah Telecommunications Co	85,969	1,139,089
Uniti Group Inc (b)	271,681	1,711,590
Verizon Communications Inc	7,860,332	347,662,484
		802,661,863
Entertainment - 1.6%
AMC Entertainment Holdings Inc Class A (b)(c)	837,032	2,352,060
Atlanta Braves Holdings Inc Class A (b)	28,660	1,361,493
Atlanta Braves Holdings Inc Class C (b)	64,235	2,889,291
Cinemark Holdings Inc	188,184	4,855,147
Cineverse Corp (b)	21,992	107,541
CuriosityStream Inc Class A	54,690	250,480
Dolphin Entertainment Inc (b)	3,621	4,309
Electronic Arts Inc	425,641	73,188,970
Eventbrite Inc Class A (b)	134,472	356,351
Gaia Inc Class A (b)	29,999	170,394
Golden Matrix Group Inc (b)(c)	60,811	74,798
Kartoon Studios Inc (b)	55,659	44,054
Liberty Media Corp-Liberty Formula One Class A (b)	56,563	5,097,457
Liberty Media Corp-Liberty Formula One Class C (b)	404,874	40,446,913
Liberty Media Corp-Liberty Live Class A (b)	24,912	2,357,173
Liberty Media Corp-Liberty Live Class C (b)	98,809	9,622,021
Lionsgate Studios Corp	420,824	2,705,898
Live Nation Entertainment Inc (b)	293,927	48,935,906
LiveOne Inc (b)	160,415	88,228
Madison Square Garden Entertainment Corp Class A (b)	75,704	3,081,910
Madison Square Garden Sports Corp Class A (b)	30,959	6,124,929
Marcus Corp/The	45,457	701,856
Mega Matrix Inc Class A (c)	61,019	147,056
Motorsport Games Inc Class A (b)	314	891
Netflix Inc (b)	793,273	958,472,102
Playstudios Inc Class A (b)	196,143	189,592
Playtika Holding Corp	98,759	366,396
PodcastOne Inc (b)	5,883	9,295
Reading International Inc Class A (b)	27,122	41,768
Reading International Inc Class B (b)	2,945	36,960
Reservoir Media Inc (b)	59,958	472,469
ROBLOX Corp Class A (b)	1,033,966	128,821,824
Roku Inc Class A (b)	241,348	23,304,563
Skillz Inc Class A (b)	21,194	186,931
Snail Inc Class A (b)	4,029	3,738
Sphere Entertainment Co Class A (b)(c)	52,238	2,366,904
Starz Entertainment Corp	23,075	294,668
Take-Two Interactive Software Inc (b)	316,233	73,767,672
TKO Group Holdings Inc Class A	125,025	23,699,739
Vivid Seats Inc Class A (b)(c)	8,355	148,301
Walt Disney Co/The	3,350,722	396,658,470
Warner Bros Discovery Inc (b)	4,202,888	48,921,616
Warner Music Group Corp Class A	271,000	9,037,850
		1,871,765,984
Interactive Media & Services - 6.3%
Alphabet Inc Class A	10,850,131	2,310,101,391
Alphabet Inc Class C	8,749,877	1,868,361,236
Angi Inc Class A (b)	82,113	1,455,042
Arena Group Holdings Inc/The (b)	51,270	302,493
Bumble Inc Class A (b)	155,278	958,065
BuzzFeed Inc Class A (b)	31,909	62,542
Cargurus Inc Class A (b)	159,021	5,502,127
Cars.com Inc (b)	109,595	1,430,215
DHI Group Inc (b)	41,685	114,634
EverQuote Inc Class A (b)	50,637	1,177,310
fuboTV Inc (b)(c)	630,727	2,226,466
Getty Images Holdings Inc Class A (b)(c)	74,840	137,706
Giftify Inc (b)	17,157	19,044
IAC Inc Class A (b)	125,416	4,592,734
Intelligent Protection Management Corp (b)	752	1,451
IZEA Worldwide Inc (b)	6,328	23,920
Match Group Inc	455,887	17,022,821
MediaAlpha Inc Class A (b)	58,167	614,825
Meta Platforms Inc Class A	4,047,104	2,989,595,725
Nextdoor Holdings Inc Class A (b)	413,596	847,872
Pinterest Inc Class A (b)	1,105,531	40,495,601
PSQ Holdings Inc Class A (b)(c)	68,903	114,379
QuinStreet Inc (b)	106,588	1,671,300
Reddit Inc Class A (b)	204,966	46,133,747
Rumble Inc Class A (b)(c)	204,556	1,491,213
Shutterstock Inc	47,423	992,563
Snap Inc Class A (b)	1,982,294	14,153,579
Society Pass Inc (b)	288	386
Super League Enterprise Inc (b)(c)	78	265
System1 Inc Class A (b)(c)	3,657	26,038
Teads Holding Co (b)(c)	47,344	82,852
Travelzoo (b)	15,049	147,631
TripAdvisor Inc Class A	223,604	3,895,182
TrueCar Inc (b)	135,866	298,905
Trump Media & Technology Group Corp (b)	171,435	3,005,256
Vimeo Inc Class A (b)	288,560	1,211,952
Yelp Inc Class A (b)	121,418	3,839,237
Zedge Inc Class B (b)	19,830	60,283
Ziff Davis Inc (b)	81,582	3,117,248
ZipRecruiter Inc Class A (b)	142,917	714,585
ZoomInfo Technologies Inc (b)	490,390	5,345,251
		7,331,345,072
Media - 0.5%
Advantage Solutions Inc Class A (b)	97,241	176,979
Altice USA Inc Class A (b)	474,341	1,109,958
AMC Networks Inc Class A (b)	58,919	415,968
Asset Entities Inc Class A (b)(c)	24,069	148,024
Boston Omaha Corp (b)	39,761	530,412
Cable One Inc	8,484	1,369,996
Cardlytics Inc (b)(c)	94,302	96,188
Charter Communications Inc Class A (b)	178,020	47,278,552
Clear Channel Outdoor Holdings Inc (b)	624,298	774,130
Comcast Corp Class A	6,938,027	235,684,777
comScore Inc (b)	7,225	47,396
Creative Realities Inc (b)	9,621	22,994
DallasNews Corp Class A (b)	7,518	111,793
Direct Digital Holdings Inc Class A (b)	5,555	2,517
DoubleVerify Holdings Inc (b)	256,723	4,176,883
EchoStar Corp Class A (b)	251,559	15,543,831
Emerald Holding Inc	37,787	194,603
Entravision Communications Corp Class A	121,883	315,677
EW Scripps Co/The Class A (b)	115,764	346,134
Fluent Inc (b)(c)	12,325	29,334
Fox Corp Class A	483,351	28,856,055
Fox Corp Class B	154,145	8,408,609
Gannett Co Inc (b)	229,796	944,462
Gray Media Inc	143,165	877,601
Gray Media Inc Class A	9,257	95,255
Harte Hanks Inc (b)	11,062	39,934
Ibotta Inc Class A (b)	12,072	325,220
iHeartMedia Inc Class A (b)	206,061	438,910
Integral Ad Science Holding Corp (b)	134,738	1,211,295
Interpublic Group of Cos Inc/The	690,956	18,545,259
John Wiley & Sons Inc Class A	77,345	3,138,660
Lee Enterprises Inc (b)	8,313	36,078
Lendway Inc (b)	2,977	16,374
Liberty Broadband Corp Class A (b)	35,517	2,154,816
Liberty Broadband Corp Class C (b)	203,836	12,405,459
LQR House Inc (b)(c)	960	834
Magnite Inc (b)	234,012	6,072,611
Marchex Inc Class B (b)	68,920	135,083
Mediaco Holding Inc Class A (b)	6,615	8,798
National CineMedia Inc	172,915	759,097
New York Times Co/The Class A	302,448	18,098,488
News Corp Class A	712,470	20,953,743
News Corp Class B	197,576	6,691,899
Nexstar Media Group Inc	52,576	10,753,369
Omnicom Group Inc	364,532	28,553,792
Paramount Skydance Corp Class B	578,097	8,498,026
PubMatic Inc Class A (b)	72,015	624,370
Saga Communications Inc Class A	9,016	108,192
Scholastic Corp	48,391	1,241,713
Sinclair Inc Class A	74,920	1,084,092
Sirius XM Holdings Inc	409,146	9,672,211
SPAR Group Inc (b)	25,695	30,577
Stagwell Inc Class A (b)	190,013	1,071,673
TechTarget Inc (c)	49,053	289,413
TEGNA Inc	299,275	6,344,630
Thryv Holdings Inc (b)	74,674	960,308
Townsquare Media Inc Class A	23,406	165,246
Trade Desk Inc (The) Class A (b)	836,162	45,704,615
Urban One Inc Class A (b)	10,957	17,093
Urban One Inc Class D (b)	38,428	30,320
WideOpenWest Inc (b)	90,319	459,724
		554,200,050
Wireless Telecommunication Services - 0.2%
Array Digital Infrastructure Inc	25,827	1,390,267
Gogo Inc (b)	111,831	1,227,904
Kore Group Holdings Inc (b)	14,534	34,882
NII Holdings Inc (b)(d)	149,032	0
Spok Holdings Inc	41,446	752,659
SurgePays Inc (b)	23,896	64,519
T-Mobile US Inc	888,953	224,007,267
Telephone and Data Systems Inc	184,461	7,395,042
		234,872,540
TOTAL COMMUNICATION SERVICES		10,794,845,509

Consumer Discretionary - 10.4%
Automobile Components - 0.1%
Adient PLC (b)	154,475	3,830,980
American Axle & Manufacturing Holdings Inc (b)	217,730	1,267,189
BorgWarner Inc	408,577	17,470,753
Cooper-Standard Holdings Inc (b)	31,731	1,168,335
Dana Inc	241,600	4,870,656
Dorman Products Inc (b)	50,618	8,189,486
Fox Factory Holding Corp (b)	76,557	2,214,794
Gentex Corp	422,919	11,845,961
Gentherm Inc (b)	56,465	2,076,218
Goodyear Tire & Rubber Co/The (b)	529,874	4,493,332
Holley Inc Class A (b)	101,467	412,971
LCI Industries	46,860	4,939,981
Lear Corp	99,785	10,976,350
Luminar Technologies Inc Class A (b)(c)	73,367	124,724
Modine Manufacturing Co (b)	97,737	13,304,938
Motorcar Parts of America Inc (b)	34,938	520,576
Patrick Industries Inc	61,680	6,898,908
Phinia Inc	74,917	4,381,146
QuantumScape Corp Class A (b)	804,248	6,377,687
Solid Power Inc (b)(c)	259,774	1,124,821
Standard Motor Products Inc	38,102	1,478,739
Stoneridge Inc (b)	47,632	395,346
Strattec Security Corp (b)	6,821	449,299
Sypris Solutions Inc (b)	27,321	52,729
Visteon Corp	50,561	6,267,542
Worksport Ltd (b)(c)	4,672	14,529
XPEL Inc (b)(e)	41,614	1,546,376
		116,694,366
Automobiles - 1.7%
Cenntro Inc (b)	23,564	12,755
Empery Digital Inc (b)	144	1,015
Envirotech Vehicles Inc (b)(c)	2,375	5,415
Faraday Future Intelligent Electric Inc Class A (b)(c)	162,184	361,670
Ford Motor Co	7,277,307	85,653,903
General Motors Co	1,793,373	105,073,725
Harley-Davidson Inc	205,645	5,988,382
Lucid Group Inc (b)(c)	2,215,669	4,387,025
Rivian Automotive Inc Class A (b)(c)	1,529,579	20,756,387
StableX Technologies Inc (b)(c)	264	1,597
Tesla Inc (b)	5,223,537	1,743,982,299
Thor Industries Inc (c)	99,810	10,939,176
Winnebago Industries Inc	53,130	1,911,617
Workhorse Group Inc (b)(c)	22,294	29,428
		1,979,104,394
Broadline Retail - 3.6%
1stdibs.Com Inc (b)	58,555	160,441
Amazon.com Inc (b)	17,612,525	4,033,268,225
Dillard's Inc Class A	5,473	2,916,452
eBay Inc	859,960	77,920,976
Etsy Inc (b)	194,553	10,313,255
Groupon Inc (b)	45,833	1,196,241
Kohl's Corp	206,672	3,112,480
Macy's Inc	517,991	6,853,021
Ollie's Bargain Outlet Holdings Inc (b)	114,340	14,502,886
QVC Group Inc Class A (b)(c)	13,376	114,765
Savers Value Village Inc (b)(c)	49,317	596,243
		4,150,954,985
Distributors - 0.1%
A-Mark Precious Metals Inc	35,964	841,917
AMCON Distributing Co	260	31,197
Cheetah Net Supply Chain Service Inc Class A (b)	3,470	5,760
Educational Development Corp (b)	5,163	6,041
Genuine Parts Co	258,876	36,069,194
Kaival Brands Innovations Group Inc (b)(c)	4,964	4,964
LKQ Corp	481,740	15,714,359
Pool Corp	70,454	21,890,762
Weyco Group Inc	13,376	405,293
		74,969,487
Diversified Consumer Services - 0.1%
ADT Inc	839,396	7,311,139
Adtalem Global Education Inc (b)	67,122	8,789,626
Allurion Technologies Inc (b)	2,686	5,828
American Public Education Inc (b)	32,970	995,035
Beachbody Co Inc/The Class A (b)	4,639	25,561
Bright Horizons Family Solutions Inc (b)	107,101	12,642,202
Carriage Services Inc	24,357	1,066,349
Chegg Inc (b)	190,164	279,541
Classover Holdings Inc Class B	17,762	22,202
Coursera Inc (b)	239,402	2,753,123
Duolingo Inc Class A (b)	73,051	21,758,971
European Wax Center Inc Class A (b)	63,502	272,424
Frontdoor Inc (b)	137,985	8,382,589
Graham Holdings Co Class B	6,331	6,875,783
Grand Canyon Education Inc (b)	51,973	10,476,198
H&R Block Inc	248,994	12,536,848
KinderCare Learning Cos Inc (b)	44,918	322,960
Laureate Education Inc (b)	247,195	6,792,919
Legacy Education Inc (b)	5,094	61,434
Lincoln Educational Services Corp (b)	52,824	993,619
Matthews International Corp Class A	58,044	1,426,141
Mister Car Wash Inc (b)	172,705	986,146
Nerdy Inc Class A (b)	148,117	201,439
Perdoceo Education Corp	113,527	3,716,874
Regis Corp (b)	4,155	91,909
Service Corp International/US	264,702	20,977,634
Strategic Education Inc	44,615	3,629,430
Stride Inc (b)(c)	79,941	13,045,572
Udemy Inc (b)	164,678	1,129,691
Universal Technical Institute Inc (b)	81,301	2,161,794
XWELL Inc (b)	7,012	7,852
		149,738,833
Hotels, Restaurants & Leisure - 2.1%
Accel Entertainment Inc Class A (b)	106,288	1,231,878
Airbnb Inc Class A (b)	805,141	105,095,055
Allied Gaming & Entertainment Inc (b)	46,568	54,485
Aramark	487,635	19,071,405
Ark Restaurants Corp (b)	4,977	34,142
Bally's Corp (c)	13,316	132,494
Biglari Holdings Inc Class A (b)	34	53,096
Biglari Holdings Inc Class B (b)	1,549	481,538
BJ's Restaurants Inc (b)	41,951	1,407,876
Bloomin' Brands Inc	140,383	1,031,815
Booking Holdings Inc	60,631	339,476,002
Boyd Gaming Corp	113,132	9,713,514
Brinker International Inc (b)	82,689	12,897,830
Caesars Entertainment Inc (b)	388,826	10,408,872
Canterbury Park Holding Corp	4,951	81,939
Carnival Corp (b)	1,956,116	62,380,539
Cava Group Inc (b)	153,468	10,366,763
Century Casinos Inc (b)	44,476	118,306
Cheesecake Factory Inc/The (c)	85,040	5,226,558
Chipotle Mexican Grill Inc (b)	2,513,100	105,902,034
Choice Hotels International Inc (c)	41,118	4,916,890
Churchill Downs Inc	135,215	14,025,852
Cracker Barrel Old Country Store Inc (c)	41,367	2,474,574
Darden Restaurants Inc	218,246	45,163,827
Dave & Buster's Entertainment Inc (b)(c)	53,383	1,370,342
Denny's Corp (b)	94,272	430,823
Dine Brands Global Inc	29,159	698,358
Domino's Pizza Inc	63,795	29,237,249
DoorDash Inc Class A (b)	639,529	156,844,487
DraftKings Inc Class A (b)	924,115	44,339,038
Dutch Bros Inc Class A (b)	236,397	16,980,397
El Pollo Loco Holdings Inc (b)	44,972	478,052
Empire Resorts Inc (b)(d)	2,836	0
Expedia Group Inc Class A	226,923	48,743,060
FAT Brands Inc Class A	20,739	37,123
FAT Brands Inc Class B	2,371	6,496
First Watch Restaurant Group Inc (b)	75,179	1,416,372
Flanigan's Enterprises Inc	1,647	47,829
Full House Resorts Inc (b)	65,129	238,372
GEN Restaurant Group Inc Class A	7,597	24,310
Global Business Travel Group I Class A (b)	153,806	1,282,742
Golden Entertainment Inc	37,911	942,847
Good Times Restaurants Inc (b)	14,346	23,814
Hilton Grand Vacations Inc (b)	118,395	5,626,130
Hilton Worldwide Holdings Inc	443,280	122,371,877
Hyatt Hotels Corp Class A	77,925	11,243,019
Inspirato Inc Class A (b)(c)	6,136	18,592
Inspired Entertainment Inc (b)	43,990	409,107
Jack in the Box Inc (c)	35,845	691,809
Krispy Kreme Inc	158,108	561,283
Kura Sushi USA Inc Class A (b)	10,623	900,884
Las Vegas Sands Corp	631,975	36,420,719
Life Time Group Holdings Inc (b)	228,974	6,392,954
Light & Wonder Inc Class A (b)	157,144	14,531,106
Lindblad Expeditions Holdings Inc (b)	69,206	1,009,023
Lottery.com Inc (b)	1,872	9,360
Lucky Strike Entertainment Corp Class A (c)	47,665	510,016
Marriott International Inc/MD Class A1	423,997	113,571,836
Marriott Vacations Worldwide Corp	60,255	4,708,928
McDonald's Corp	1,332,490	417,788,916
MGM Resorts International (b)	384,359	15,255,209
Monarch Casino & Resort Inc	23,258	2,426,507
Nathan's Famous Inc	5,309	555,852
Noodles & Co Class A (b)	62,827	44,758
Norwegian Cruise Line Holdings Ltd (b)	831,054	20,643,381
ONE Group Hospitality Inc/The (b)	43,757	122,082
Papa John's International Inc (c)	60,604	2,952,021
Penn Entertainment Inc (b)	275,891	5,581,275
Planet Fitness Inc Class A (b)	155,854	16,333,499
Portillo's Inc Class A (b)(c)	107,324	759,854
Potbelly Corp (b)	46,966	607,740
Pursuit Attractions and Hospitality Inc (b)	39,120	1,459,176
Rave Restaurant Group Inc (b)	25,747	85,738
Rci Hospitality Holdings Inc	14,926	555,396
Red Robin Gourmet Burgers Inc (b)	34,379	222,776
Red Rock Resorts Inc Class A	93,352	5,775,688
Royal Caribbean Cruises Ltd	465,963	169,247,081
Rush Street Interactive Inc Class A (b)	171,127	3,816,132
Sabre Corp (b)	723,294	1,294,696
Serve Robotics Inc (b)(c)	50,082	555,910
Shake Shack Inc Class A (b)	74,671	7,915,126
Sharplink Gaming Inc (b)	1,177	20,974
Six Flags Entertainment Corp (b)(c)	173,828	3,944,157
Sonder Holdings Inc (b)(c)	17,892	34,353
Starbucks Corp	2,117,713	186,761,109
Sweetgreen Inc Class A (b)(c)	195,847	1,782,208
Target Hospitality Corp (b)	61,331	556,272
Texas Roadhouse Inc	123,943	21,386,365
Travel + Leisure Co	124,914	7,895,814
Twin Hospitality Group Inc Class A (c)	4,510	15,965
United Parks & Resorts Inc (b)(c)	52,482	2,759,504
Vail Resorts Inc (c)	69,519	11,387,212
Wendy's Co/The	302,270	3,207,085
Wingstop Inc	51,883	17,023,850
Wyndham Hotels & Resorts Inc	144,129	12,483,013
Wynn Resorts Ltd	163,768	20,757,594
Xponential Fitness Inc Class A (b)(c)	47,504	399,509
Yoshiharu Global Co Class A (b)	4,848	6,302
Yum! Brands Inc	517,991	76,129,137
		2,414,414,874
Household Durables - 0.4%
Aterian Inc (b)(c)	10,022	9,689
Bassett Furniture Industries Inc	14,016	235,749
Beazer Homes USA Inc (b)	51,921	1,306,332
Cavco Industries Inc (b)	14,892	7,900,057
Century Communities Inc	49,528	3,262,905
Champion Homes Inc (b)	97,702	7,372,593
Cricut Inc Class A	86,974	495,752
DR Horton Inc	515,809	87,419,310
Dream Finders Homes Inc Class A (b)(c)	55,657	1,546,708
Emerson Radio Corp (b)	16,730	6,692
Ethan Allen Interiors Inc	41,547	1,226,052
Flexsteel Industries Inc	6,361	295,023
Garmin Ltd	287,257	69,464,489
Gopro Inc Class A (b)	224,729	350,577
Green Brick Partners Inc (b)	55,778	3,895,536
Hamilton Beach Brands Holding Co Class A	10,670	157,276
Helen of Troy Ltd (b)	42,028	1,031,787
Hooker Furnishings Corp	18,242	182,238
Hovnanian Enterprises Inc Class A (b)	8,496	1,192,499
Installed Building Products Inc (c)	42,572	11,146,201
iRobot Corp (b)(c)	54,149	183,565
KB Home	135,328	8,600,094
Koss Corp (b)	11,490	71,238
La-Z-Boy Inc	75,767	2,801,106
Legacy Housing Corp (b)	19,638	548,784
Leggett & Platt Inc	250,246	2,404,864
Lennar Corp Class A	417,846	55,632,017
Lennar Corp Class B	37,741	4,799,901
LGI Homes Inc (b)	37,602	2,327,940
Lifetime Brands Inc	21,635	85,458
Live Ventures Inc (b)	2,263	44,807
Lovesac Co/The (b)	26,663	510,063
M/I Homes Inc (b)	50,578	7,448,116
Meritage Homes Corp	134,306	10,434,233
Mohawk Industries Inc (b)	96,654	12,825,019
Newell Brands Inc	777,814	4,604,659
Nova Lifestyle Inc (b)(c)	6,366	11,204
NVR Inc (b)	5,460	44,322,369
PulteGroup Inc	373,000	49,243,460
Purple Innovation Inc Class A (b)	101,233	117,430
Smith Douglas Homes Corp Class A (b)(c)	15,774	309,328
Somnigroup International Inc	384,141	32,248,637
Sonos Inc (b)	224,439	3,124,191
Taylor Morrison Home Corp (b)	186,509	12,565,111
Toll Brothers Inc	185,750	25,819,250
TopBuild Corp (b)	52,967	22,286,395
Traeger Inc (b)	117,802	148,431
Tri Pointe Homes Inc (b)	171,292	6,051,746
United Homes Group Inc Class A (b)	25,438	106,076
Universal Electronics Inc (b)	18,791	91,230
Whirlpool Corp (c)	103,389	9,630,685
Yunhong Green CTI Ltd (b)	2,514	1,546
		517,896,418
Leisure Products - 0.0%
Acushnet Holdings Corp	50,521	3,872,435
American Outdoor Brands Inc (b)	24,308	253,776
Brunswick Corp/DE	121,862	7,749,205
Clarus Corp	53,071	192,648
Escalade Inc	14,573	183,620
Funko Inc Class A (b)	65,891	227,983
Hasbro Inc	244,875	19,876,504
JAKKS Pacific Inc	16,459	292,476
Johnson Outdoors Inc Class A	9,979	402,353
Latham Group Inc (b)	72,342	580,906
Malibu Boats Inc Class A (b)	36,501	1,211,833
Marine Products Corp	21,677	189,240
MasterCraft Boat Holdings Inc (b)	23,694	519,846
Mattel Inc (b)	599,257	10,966,403
Outdoor Holding Co (b)	161,911	231,533
Peloton Interactive Inc Class A (b)	710,180	5,397,368
Polaris Inc	100,621	5,693,136
Smith & Wesson Brands Inc	80,767	659,866
Sturm Ruger & Co Inc	31,485	1,091,585
Topgolf Callaway Brands Corp (b)(c)	262,272	2,507,320
Tron Inc (b)(c)	21,561	92,496
YETI Holdings Inc (b)	154,382	5,428,071
		67,620,603
Specialty Retail - 2.0%
1-800-Flowers.com Inc Class A (b)(c)	47,561	266,342
Abercrombie & Fitch Co Class A (b)	89,113	8,334,739
Academy Sports & Outdoors Inc	123,969	6,638,540
Advance Auto Parts Inc	111,631	6,808,375
aka Brands Holding Corp (b)	1,300	14,690
America's Car-Mart Inc/TX (b)	14,595	654,002
American Eagle Outfitters Inc	296,745	3,839,880
Arhaus Inc Class A (b)	99,747	1,170,032
Arko Corp	134,072	670,360
Asbury Automotive Group Inc (b)	36,422	9,161,590
AutoNation Inc (b)	46,271	10,137,051
AutoZone Inc (b)	31,195	130,973,143
BARK Inc (b)	218,062	196,757
Barnes & Noble Education Inc (b)	33,209	286,594
Bath & Body Works Inc	396,111	11,570,402
Bed Bath & Beyond Inc (b)	92,389	832,425
Best Buy Co Inc	358,781	26,420,633
Big 5 Sporting Goods Corp (b)	38,079	54,072
Boot Barn Holdings Inc (b)	56,853	10,106,758
Brand House Collective Inc/The (b)(c)	24,917	37,376
Brilliant Earth Group Inc Class A	18,862	55,077
Buckle Inc/The	55,757	3,155,289
Build-A-Bear Workshop Inc	22,523	1,369,624
Burlington Stores Inc (b)	117,246	34,081,067
Caleres Inc	63,123	946,845
Camping World Holdings Inc Class A	116,658	2,042,682
CarMax Inc (b)	284,077	17,428,124
Carparts Com Inc (b)	90,423	74,174
Carvana Co Class A (b)	231,691	86,170,517
Cato Corp/The Class A	32,253	132,560
Chewy Inc Class A (b)	408,363	16,726,548
Children's Place Inc/The (b)(c)	23,925	121,300
Citi Trends Inc (b)	14,050	500,602
Designer Brands Inc Class A (c)	67,104	248,956
Destination XL Group Inc (b)	91,780	118,396
Dick's Sporting Goods Inc	105,240	22,395,072
Duluth Holdings Inc Class B (b)	26,367	59,853
Envela Corp (b)	9,574	71,518
EVgo Inc Class A (b)	251,651	973,889
Five Below Inc (b)	102,398	14,857,950
Floor & Decor Holdings Inc Class A (b)	200,176	16,398,418
Foot Locker Inc (b)	154,731	3,821,856
GameStop Corp Class A (b)(c)	758,007	16,986,937
Gap Inc/The	412,551	9,080,248
Genesco Inc (b)	19,684	629,494
Group 1 Automotive Inc	23,631	10,983,216
Grove Collaborative Holdings Class A (b)(c)	53,040	80,621
GrowGeneration Corp (b)	100,488	170,830
Guess? Inc	51,351	863,210
Haverty Furniture Cos Inc	24,781	558,812
Haverty Furniture Cos Inc Class A	2,440	56,022
Home Depot Inc/The	1,852,024	753,347,802
J Jill Inc	13,254	222,137
Lands' End Inc (b)(c)	21,901	314,498
Lazydays Holdings Inc (b)	7,040	20,698
Leslie's Inc (b)	355,421	118,106
Lithia Motors Inc Class A	48,496	16,327,633
Lowe's Cos Inc	1,042,395	269,000,454
Lulu's Fashion Lounge Holdings Inc (b)(c)	973	3,823
MarineMax Inc (b)	37,427	986,201
Monro Inc (c)	57,905	960,065
Murphy USA Inc	33,454	12,595,431
National Vision Holdings Inc (b)	146,716	3,365,665
Nxu Inc Class A (b)	1	0
O'Reilly Automotive Inc (b)	1,594,214	165,288,108
ODP Corp/The (b)	56,590	1,146,513
OneWater Marine Inc Class A (b)(c)	25,996	437,513
Penske Automotive Group Inc	34,659	6,391,466
Petco Health & Wellness Co Inc Class A (b)	159,986	638,344
PetMed Express Inc (b)	35,982	110,465
RealReal Inc/The (b)(c)	179,040	1,366,075
Rent the Runway Inc Class A (b)(c)	3,838	21,109
Restoration Hardware Inc (b)	28,180	6,359,381
Revolve Group Inc Class A (b)	75,571	1,690,523
RideNow Group Inc Class B (b)	43,801	169,510
Ross Stores Inc	613,603	90,297,817
Sally Beauty Holdings Inc (b)	189,363	2,624,571
Shoe Carnival Inc (c)	33,473	699,586
Signet Jewelers Ltd	80,218	7,063,195
Sleep Number Corp (b)(c)	42,963	452,400
Sonic Automotive Inc Class A	27,228	2,237,869
Sportsman's Warehouse Holdings Inc (b)	70,382	188,624
Stitch Fix Inc Class A (b)	216,660	1,146,131
Tandy Leather Factory Inc	1,643	5,010
ThredUp Inc Class A (b)	184,908	2,000,705
Tile Shop Holdings Inc (b)	43,596	270,731
Tilly's Inc Class A (b)(c)	37,803	74,472
TJX Cos Inc/The	2,079,579	284,091,287
Torrid Holdings Inc (b)(c)	22,448	48,937
Tractor Supply Co	989,651	61,120,846
Ulta Beauty Inc (b)	84,251	41,512,995
Upbound Group Inc	95,146	2,417,660
Urban Outfitters Inc (b)	105,008	7,043,937
Valvoline Inc (b)	237,445	9,208,117
Victoria's Secret & Co (b)	148,697	3,423,005
Warby Parker Inc Class A (b)	171,128	4,483,554
Wayfair Inc Class A (b)	193,070	14,403,022
Williams-Sonoma Inc	229,573	43,203,343
Winmark Corp	5,378	2,494,532
Zumiez Inc (b)	29,453	506,297
		2,311,233,631
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds Inc Class A (b)(c)	9,061	58,262
Capri Holdings Ltd (b)	219,662	4,522,841
Carter's Inc	69,244	1,977,609
Columbia Sportswear Co	58,872	3,280,348
Crocs Inc (b)	104,190	9,085,368
Crown Crafts Inc	9,852	29,556
Culp Inc (b)	22,955	99,051
Deckers Outdoor Corp (b)	283,396	33,902,663
Figs Inc Class A (b)	240,900	1,698,345
Fossil Group Inc (b)	81,318	248,833
G-III Apparel Group Ltd (b)	70,885	1,913,895
Hanesbrands Inc (b)	652,078	4,114,612
Kontoor Brands Inc	93,592	7,229,982
Lakeland Industries Inc	16,736	254,220
Levi Strauss & Co Class A	183,054	4,094,918
Lululemon Athletica Inc (b)	206,217	41,697,077
Movado Group Inc	29,652	541,742
NIKE Inc Class B	2,197,258	170,001,851
Oxford Industries Inc	27,551	1,213,622
Playboy Inc (b)	124,767	204,618
PVH Corp	89,820	7,573,622
Ralph Lauren Corp Class A	74,337	22,072,885
Rocky Brands Inc	13,265	403,654
Skechers USA Inc Class A (b)	242,508	15,297,405
Steven Madden Ltd	135,590	3,937,534
Superior Group of Cos Inc	21,761	285,940
Tapestry Inc	386,648	39,368,499
Under Armour Inc Class A (b)(c)	262,882	1,314,410
Under Armour Inc Class C (b)(c)	333,611	1,641,366
Unifi Inc (b)	27,504	121,568
Vera Bradley Inc (b)	36,788	76,151
VF Corp	615,921	9,318,885
Vince Holding Corp (b)	3,162	4,490
Wolverine World Wide Inc	151,019	4,823,547
		392,409,369
TOTAL CONSUMER DISCRETIONARY		12,175,036,960

Consumer Staples - 4.9%
Beverages - 1.0%
Amaze Holdings Inc (b)(c)	794	2,319
Beeline Holdings Inc (b)(c)	13,931	22,011
Boston Beer Co Inc/The Class A (b)	15,890	3,513,120
Brown-Forman Corp Class A	106,438	3,230,393
Brown-Forman Corp Class B	333,938	9,998,104
Celsius Holdings Inc (b)	292,903	18,417,741
Coca-Cola Co/The	7,218,681	498,016,802
Coca-Cola Consolidated Inc	109,208	12,803,546
Constellation Brands Inc Class A	286,047	46,322,451
Keurig Dr Pepper Inc	2,533,171	73,689,944
MGP Ingredients Inc	26,735	790,554
Molson Coors Beverage Co Class B	319,194	16,116,105
Monster Beverage Corp (b)	1,309,358	81,717,033
National Beverage Corp (b)	43,377	1,824,003
PepsiCo Inc	2,555,255	379,838,656
Primo Brands Corp Class A	471,969	11,851,142
Splash Beverage Group Inc (b)(c)	1,032	1,727
Vita Coco Co Inc/The (b)	72,216	2,581,000
Willamette Valley Vineyards Inc (b)	6,462	29,984
Zevia PBC Class A (b)	95,795	268,226
		1,161,034,861
Consumer Staples Distribution & Retail - 1.8%
Albertsons Cos Inc Class A	749,539	14,586,029
Andersons Inc/The	59,396	2,429,296
BJ's Wholesale Club Holdings Inc (b)	245,899	24,019,414
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	20,436	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	20,436	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	20,436	0
Casey's General Stores Inc	69,383	34,311,281
Chefs' Warehouse Inc/The (b)	65,148	4,113,445
Costco Wholesale Corp	826,947	780,075,644
Dollar General Corp	410,443	44,639,781
Dollar Tree Inc (b)	367,892	40,162,770
Grocery Outlet Holding Corp (b)	182,924	3,312,754
Guardian Pharmacy Services Inc Class A (b)	30,891	816,140
HF Foods Group Inc (b)	71,649	235,009
Ingles Markets Inc Class A	27,303	1,848,140
Kroger Co/The	1,143,634	77,584,131
Mangoceuticals Inc (b)	3,245	7,658
Maplebear Inc (b)	305,887	13,266,319
Natural Grocers by Vitamin Cottage Inc	19,389	745,507
Performance Food Group Co (b)	290,692	29,476,169
PriceSmart Inc	45,909	4,924,199
Reborn Coffee Inc (b)	1,232	3,228
SpartanNash Co	64,250	1,721,900
Sprouts Farmers Market Inc (b)	182,180	25,603,577
SRX Health Solutions Inc (b)(c)	408	170
Sysco Corp	905,028	72,827,603
Target Corp	848,391	81,428,568
United Natural Foods Inc (b)	112,013	3,167,728
US Foods Holding Corp (b)	431,391	33,475,942
Village Super Market Inc Class A	12,352	448,131
Walmart Inc	8,053,333	781,012,234
Weis Markets Inc	30,477	2,183,677
		2,078,426,444
Food Products - 0.6%
Alico Inc	10,090	341,446
Arcadia Biosciences Inc (b)	1,626	6,195
Archer-Daniels-Midland Co	896,708	56,169,789
B&G Foods Inc (c)	152,792	689,092
Barfresh Food Group Inc (b)	17,949	54,385
Beyond Meat Inc (b)(c)	147,748	369,370
BranchOut Food Inc (b)	11,784	25,571
BRC Inc Class A (b)(c)	89,609	138,894
Bridgford Foods Corp (b)	2,758	20,657
Bunge Global SA	250,815	21,123,639
Cal-Maine Foods Inc	80,412	9,298,844
Calavo Growers Inc	31,562	863,221
CIMG Inc (b)	616	162
Coffee Holding Co Inc (b)	10,309	43,092
Conagra Brands Inc	889,138	17,009,210
Darling Ingredients Inc (b)	295,121	10,022,309
Farmer Bros Co (b)	43,900	87,800
Flowers Foods Inc	374,662	5,634,916
Fresh Del Monte Produce Inc	62,108	2,253,278
Freshpet Inc (b)	90,942	5,076,382
General Mills Inc	1,024,601	50,543,567
Hain Celestial Group Inc (b)	171,045	307,881
Hershey Co/The	276,366	50,782,253
Hormel Foods Corp	543,298	13,821,501
Ingredion Inc	119,780	15,516,301
J & J Snack Foods Corp	28,765	3,209,311
JM Smucker Co	197,909	21,870,924
John B Sanfilippo & Son Inc	16,834	1,092,527
Kellanova	498,981	39,668,990
Kraft Heinz Co/The	1,609,742	45,024,484
Laird Superfood Inc (b)	14,565	84,331
Lamb Weston Holdings Inc	262,586	15,106,573
Lifeway Foods Inc (b)	9,321	284,011
Limoneira Co	28,318	446,292
Local Bounti Corp (b)	5,099	12,289
Mama's Creations Inc (b)	60,828	485,407
Marzetti Company/The	35,923	6,559,540
McCormick & Co Inc/MD	470,519	33,110,422
Mission Produce Inc (b)	80,589	1,008,168
Mondelez International Inc	2,415,096	148,383,499
Pilgrim's Pride Corp	75,040	3,335,528
Post Holdings Inc (b)	84,171	9,523,949
Rocky Mountain Chocolate Factory Inc (b)	4,766	6,815
Sadot Group Inc (b)	7,085	6,473
Seaboard Corp	475	1,885,370
Seneca Foods Corp Class A (b)	9,757	1,104,492
Simply Good Foods Co/The (b)	169,388	4,849,578
SOW GOOD INC (b)(c)	3,063	2,340
The Campbell's Company	367,430	11,732,040
Tootsie Roll Industries Inc Class A	30,605	1,230,627
TreeHouse Foods Inc (b)	83,779	1,536,507
Tyson Foods Inc Class A	533,081	30,268,339
Utz Brands Inc Class A	143,489	1,925,622
Vital Farms Inc (b)(c)	57,609	2,943,244
Westrock Coffee Co (b)	68,931	372,917
WK Kellogg Co	123,019	2,819,595
		650,089,959
Household Products - 0.8%
Central Garden & Pet Co (b)(c)	86,186	3,139,756
Central Garden & Pet Co Class A (b)	16,058	530,396
Church & Dwight Co Inc	459,455	42,802,828
Clorox Co/The	229,891	27,173,116
Colgate-Palmolive Co	1,508,175	126,792,272
Energizer Holdings Inc	122,666	3,380,675
Kimberly-Clark Corp	618,713	79,900,597
Oil-Dri Corp of America	19,337	1,148,230
Procter & Gamble Co/The	4,370,192	686,294,952
Reynolds Consumer Products Inc	101,538	2,356,697
Spectrum Brands Holdings Inc	48,738	2,777,579
WD-40 Co	25,092	5,420,876
		981,717,974
Personal Care Products - 0.1%
AXIL Brands Inc (b)	1,020	5,732
Beauty Health Co/The Class A (b)	147,052	305,868
BellRing Brands Inc (b)	236,462	9,706,765
Coty Inc Class A (b)	692,682	2,964,679
Edgewell Personal Care Co	88,926	2,136,003
elf Beauty Inc (b)(c)	105,001	13,125,125
Estee Lauder Cos Inc/The Class A	436,895	40,076,378
FitLife Brands Inc (b)(c)	7,951	148,048
Herbalife Ltd (b)	188,376	1,842,317
Honest Co Inc/The (b)	149,906	593,628
Interparfums Inc	33,603	3,862,329
Kenvue Inc	3,573,601	74,009,277
Lifevantage Corp	18,845	246,870
Mannatech Inc (b)	422	3,797
Medifast Inc (b)(c)	19,360	271,621
Natural Alternatives International Inc (b)	4,595	16,864
Nature's Sunshine Products Inc (b)	22,207	374,188
Nu Skin Enterprises Inc Class A	94,000	1,143,980
Olaplex Holdings Inc (b)	215,781	308,567
Safety Shot Inc (b)	77,026	32,813
United-Guardian Inc	3,746	31,429
Upexi Inc (b)(c)	60,705	438,897
USANA Health Sciences Inc (b)	21,108	673,556
		152,318,731
Tobacco - 0.6%
Altria Group Inc	3,139,466	211,003,510
Ispire Technology Inc (b)	34,771	110,571
Philip Morris International Inc	2,901,528	484,932,375
Turning Point Brands Inc	32,959	3,279,421
Universal Corp/VA	46,106	2,579,630
		701,905,507
TOTAL CONSUMER STAPLES		5,725,493,476

Energy - 3.1%
Energy Equipment & Services - 0.3%
Archrock Inc	331,786	8,215,021
Aris Water Solutions Inc Class A	52,000	1,262,040
Atlas Energy Solutions Inc	133,013	1,557,582
Baker Hughes Co Class A	1,847,749	83,887,805
Bristow Group Inc (b)	44,701	1,721,436
Cactus Inc Class A	129,923	5,450,270
Core Laboratories Inc	87,124	1,002,797
DMC Global Inc (b)	34,339	230,071
Drilling Tools International Corp (b)	11,008	22,016
Energy Services of America Corp	20,381	207,682
Expro Group Holdings NV (b)	194,764	2,428,707
Flowco Holdings Inc Class A	37,174	606,680
Forum Energy Technologies Inc (b)	21,153	559,497
Geospace Technologies Corp (b)	22,056	437,150
Gulf Island Fabrication Inc (b)	23,594	159,495
Halliburton Co	1,601,410	36,400,049
Helix Energy Solutions Group Inc (b)	262,769	1,731,648
Helmerich & Payne Inc	183,418	3,831,602
Innovex International Inc (b)	71,743	1,238,284
KLX Energy Services Holdings Inc (b)(c)	24,150	47,334
Kodiak Gas Services Inc	73,673	2,636,757
Liberty Energy Inc Class A	298,734	3,360,758
Mammoth Energy Services Inc (b)	41,565	98,509
MIND Technology Inc (b)	15,156	153,379
Nabors Industries Ltd (b)(c)	30,430	1,134,430
Natural Gas Services Group Inc	17,391	454,949
NCS Multistage Holdings Inc (b)	1,774	67,598
Nine Energy Service Inc (b)(c)	50,838	34,905
Noble Corp PLC	242,714	6,995,017
NOV Inc	702,141	9,331,454
Oceaneering International Inc (b)	185,962	4,537,473
Oil States International Inc (b)	109,923	615,569
Patterson-UTI Energy Inc	651,873	3,787,382
ProFrac Holding Corp Class A (b)	39,957	159,828
ProPetro Holding Corp (b)	148,245	756,050
Ranger Energy Services Inc Class A	28,449	405,967
RPC Inc	154,648	737,671
Schlumberger NV	2,799,589	103,136,859
SEACOR Marine Holdings Inc (b)	44,379	284,469
Select Water Solutions Inc Class A	172,227	1,467,374
Smart Sand Inc	48,963	94,988
Solaris Energy Infrastructure Inc Class A	71,565	2,260,738
TETRA Technologies Inc (b)	219,558	1,031,923
Tidewater Inc (b)(c)	86,123	5,184,605
Transocean Ltd (b)(c)	1,468,831	4,450,558
Valaris Ltd (b)(c)	122,738	6,096,396
Weatherford International PLC	136,083	8,669,168
		318,941,940
Oil, Gas & Consumable Fuels - 2.8%
Aemetis Inc (b)(c)	93,016	236,261
American Resources Corp (b)(c)	92,540	190,632
Amplify Energy Corp (b)	70,422	286,618
Antero Midstream Corp	622,623	11,076,463
Antero Resources Corp (b)	542,959	17,331,251
APA Corp	671,713	15,597,176
Barnwell Industries Inc (b)	2,008	2,288
Battalion Oil Corp (b)(c)	7,306	8,621
Berry Corp	149,024	497,740
California Resources Corp	130,724	6,494,368
Calumet Inc (b)(c)	128,509	2,094,697
Centrus Energy Corp Class A (b)(c)	27,944	5,637,143
Cheniere Energy Inc	413,547	100,003,936
Chevron Corp	3,573,491	573,902,655
Chord Energy Corp	108,619	11,936,142
Civitas Resources Inc	158,207	5,818,853
Clean Energy Fuels Corp (b)	329,212	865,828
Clean Energy Technologies Inc (b)	38,725	9,399
CNX Resources Corp (b)	269,657	7,873,984
Comstock Inc (b)(c)	46,561	113,143
Comstock Resources Inc (b)(c)	168,253	2,713,921
ConocoPhillips	2,351,719	232,749,629
Core Natural Resources Inc	93,520	6,944,795
Coterra Energy Inc	1,423,623	34,793,346
Crescent Energy Co Class A	338,127	3,225,732
CVR Energy Inc (b)(c)	63,781	1,944,683
Delek US Holdings Inc	120,259	3,332,377
Devon Energy Corp	1,198,999	43,283,864
Diamondback Energy Inc	349,226	51,950,860
Dorian LPG Ltd	67,798	2,168,180
DT Midstream Inc	188,887	19,678,248
Empire Petroleum Corp (b)(c)	47,826	241,521
EOG Resources Inc	1,015,108	126,705,781
Epsilon Energy Ltd	42,790	250,749
EQT Corp	1,116,595	57,884,285
Evolution Petroleum Corp	64,802	334,378
Excelerate Energy Inc Class A	45,265	1,105,371
Expand Energy Corp	403,803	39,080,054
Exxon Mobil Corp	8,032,262	918,007,224
FutureFuel Corp	50,632	196,452
Gevo Inc (b)(c)	424,475	734,342
Granite Ridge Resources Inc	98,044	545,125
Green Plains Inc (b)	122,814	1,364,464
Gulfport Energy Corp (b)	22,951	3,994,163
HF Sinclair Corp	298,498	15,187,578
HighPeak Energy Inc Class A (c)	45,972	353,984
Houston American Energy Corp (b)(c)	1,712	14,090
Infinity Natural Resources Inc Class A	27,575	410,868
International Seaways Inc	74,823	3,398,461
Kinder Morgan Inc	3,602,197	97,187,275
Kinetik Holdings Inc Class A	72,016	3,012,429
Lightbridge Corp (b)(c)	43,918	664,479
Magnolia Oil & Gas Corp Class A	349,399	8,693,047
Marathon Petroleum Corp	572,784	102,935,013
Matador Resources Co	216,265	10,891,105
Mexco Energy Corp	470	3,807
Murphy Oil Corp	253,505	6,302,134
NACCO Industries Inc Class A	6,997	273,723
New Fortress Energy Inc Class A (c)	237,033	583,101
NextDecade Corp (b)	259,672	2,783,684
NextNRG Inc (b)	36,678	66,754
Northern Oil & Gas Inc	182,218	4,766,823
Occidental Petroleum Corp	1,319,268	62,810,349
ONEOK Inc	1,164,786	88,966,355
OPAL Fuels Inc Class A (b)	43,753	102,820
Ovintiv Inc	483,807	20,377,951
Par Pacific Holdings Inc (b)	98,008	3,394,997
PBF Energy Inc Class A	184,768	5,047,862
Peabody Energy Corp	224,606	3,908,144
PEDEVCO Corp (b)	44,800	27,238
Permian Resources Corp Class A	1,194,356	17,067,347
Phillips 66	759,866	101,502,900
Prairie Operating Co (b)(c)	60,666	154,698
PrimeEnergy Resources Corp (b)(c)	942	142,496
Range Resources Corp	445,589	15,270,335
REX American Resources Corp (b)	28,710	1,796,385
Riley Exploration Permian Inc	16,719	489,198
Ring Energy Inc (b)	200,730	218,796
Sable Offshore Corp (b)(c)	134,963	3,641,302
SandRidge Energy Inc	61,776	731,428
SM Energy Co	212,521	6,067,475
Stabilis Solutions Inc (b)	7,752	31,241
Summit Midstream Corp Class A (b)	17,581	404,715
Talos Energy Inc (b)	230,179	2,274,169
Targa Resources Corp	404,614	67,878,045
Texas Pacific Land Corp	35,177	32,837,026
Trio Petroleum Corp (b)(c)	1,649	1,821
Ur-Energy Inc (United States) (b)	734,057	1,020,339
Uranium Energy Corp (b)	798,387	8,534,757
US Energy Corp (b)	19,967	23,761
VAALCO Energy Inc	195,399	758,148
Valero Energy Corp	583,573	88,708,932
Venture Global Inc Class A	134,818	1,752,634
Verde Clean Fuels Inc Class A (b)	7,946	23,043
Viper Energy Inc Class A	315,548	12,573,010
Vital Energy Inc (b)(c)	49,656	884,870
Vitesse Energy Inc	52,806	1,405,168
Vivakor Inc (b)	25,244	18,428
W&T Offshore Inc (c)	200,315	364,573
Williams Cos Inc/The	2,276,188	131,745,761
World Kinect Corp	105,479	2,827,892
		3,256,521,506
TOTAL ENERGY		3,575,463,446

Financials - 14.3%
Banks - 3.9%
1st Source Corp	31,202	2,010,033
ACNB Corp	19,750	895,070
Affinity Bancshares Inc	10,420	206,629
Amalgamated Financial Corp	38,972	1,125,901
Amerant Bancorp Inc Class A	66,423	1,428,095
Ameris Bancorp	118,471	8,681,555
AmeriServ Financial Inc	10,594	31,569
Ames National Corp	16,938	338,421
Arrow Financial Corp	27,519	818,140
Associated Banc-Corp	301,403	8,128,839
Atlantic Union Bankshares Corp	270,453	9,663,286
Auburn National BanCorp Inc	4,800	123,360
Axos Financial Inc (b)	99,732	9,096,556
Banc of California Inc	245,804	4,159,004
BancFirst Corp	36,616	4,868,830
Bancorp Inc/The (b)	88,344	6,735,347
Bank First Corp	16,523	2,146,668
Bank of America Corp	12,211,928	619,633,227
Bank of Hawaii Corp	74,036	5,043,332
Bank of Marin Bancorp	26,918	660,568
Bank of the James Financial Group Inc	7,571	117,653
Bank OZK	195,980	10,283,071
Bank7 Corp	7,485	371,331
BankFinancial Corp	19,807	245,211
BankUnited Inc	138,145	5,413,903
Bankwell Financial Group Inc	12,039	509,009
Banner Corp	63,563	4,260,628
Bar Harbor Bankshares	28,782	928,795
BayCom Corp	19,317	584,532
Bayfirst Financial Corp	7,149	64,484
BCB Bancorp Inc	27,179	241,893
Berkshire Hills Bancorp Inc	86,321	2,255,568
Blue Foundry Bancorp (b)	35,767	332,275
Blue Ridge Bankshares Inc (b)	79,520	318,875
Bogota Financial Corp (b)	8,100	75,087
BOK Financial Corp	42,055	4,685,348
Bridgewater Bancshares Inc (b)	34,916	571,924
Broadway Financial Corp/DE (b)	11,144	88,929
Brookline Bancorp Inc	167,382	1,832,833
Burke & Herbert Financial Services Corp	24,658	1,567,262
Business First Bancshares Inc	52,031	1,301,295
BV Financial Inc (b)	18,670	313,283
Byline Bancorp Inc	45,362	1,311,415
C&F Financial Corp	5,690	409,566
Cadence Bank	348,890	13,132,220
California BanCorp (b)	43,501	732,557
Camden National Corp	31,805	1,300,506
Capital Bancorp Inc	22,316	758,521
Capital City Bank Group Inc	25,482	1,117,641
Capitol Federal Financial Inc	228,885	1,483,175
Carter Bankshares Inc (b)	43,196	840,594
Carver Bancorp Inc (b)	1,876	3,395
Catalyst Bancorp Inc (b)	7,153	91,415
Cathay General Bancorp	130,931	6,534,766
CB Financial Services Inc	8,689	289,257
Central Pacific Financial Corp	51,247	1,605,056
Central Plains Bancshares Inc (b)	7,518	118,935
CF Bankshares Inc Class A	7,182	176,677
CFSB Bancorp Inc (b)	3,152	44,001
Chain Bridge Bancorp Inc Class A	5,010	151,502
Chemung Financial Corp	6,805	366,926
ChoiceOne Financial Services Inc	30,065	927,806
Citigroup Inc	3,480,616	336,123,087
Citizens & Northern Corp	29,474	595,375
Citizens Community Bancorp Inc/WI	16,771	277,225
Citizens Financial Group Inc	806,888	42,184,105
Citizens Financial Services Inc	8,138	487,954
City Holding Co	27,302	3,507,761
Civista Bancshares Inc	29,570	626,588
CNB Financial Corp/PA	52,882	1,391,325
Coastal Financial Corp/WA Class A (b)	22,449	2,570,411
Colony Bankcorp Inc	29,130	500,453
Columbia Banking System Inc	393,696	10,539,242
Columbia Financial Inc (b)	48,826	733,855
Comerica Inc	244,262	17,240,012
Commerce Bancshares Inc/MO	227,998	14,122,196
Community Financial System Inc	97,190	5,820,709
Community Trust Bancorp Inc	28,718	1,677,706
Community West Bancshares	33,083	705,330
Connectone Bancorp Inc	87,524	2,240,614
Cullen/Frost Bankers Inc	119,980	15,481,019
Customers Bancorp Inc (b)	53,785	3,855,847
CVB Financial Corp	242,059	4,872,648
Dime Community Bancshares Inc	72,932	2,243,388
Eagle Bancorp Inc	56,844	1,103,910
Eagle Bancorp Montana Inc	14,824	259,865
Eagle Financial Services Inc	8,325	311,605
East West Bancorp Inc	258,195	27,146,622
Eastern Bankshares Inc	348,474	5,962,390
ECB Bancorp Inc/MD (b)	14,264	242,773
Enterprise Financial Services Corp	68,602	4,201,186
Equity Bancshares Inc Class A	28,373	1,149,958
Esquire Financial Holdings Inc	12,453	1,221,639
Farmers & Merchants Bancorp Inc/Archbold OH	22,660	599,584
Farmers National Banc Corp	71,426	1,084,247
FB Bancorp Inc	37,078	444,194
FB Financial Corp	75,461	4,050,746
Fidelity D&D Bancorp Inc	8,630	376,700
Fifth District Bancorp Inc (b)	8,905	124,225
Fifth Third Bancorp	1,242,637	56,875,495
Financial Institutions Inc	36,811	1,018,560
Finward Bancorp	6,524	208,768
Finwise Bancorp (b)	16,030	309,860
First Bancorp Inc/The	17,565	477,417
First Bancorp/Southern Pines NC	76,555	4,179,137
First Bank/Hamilton NJ	37,247	626,495
First Busey Corp	153,150	3,782,805
First Business Financial Services Inc	13,845	724,370
First Capital Inc	6,035	248,039
First Citizens BancShares Inc/NC Class A	20,427	40,525,330
First Commonwealth Financial Corp	188,713	3,349,656
First Community Bankshares Inc	29,616	1,124,816
First Community Corp/SC	15,250	415,868
First Financial Bancorp	175,772	4,654,443
First Financial Bankshares Inc	243,052	9,034,243
First Financial Corp	20,048	1,182,832
First Foundation Inc (b)	143,361	852,998
First Guaranty Bancshares Inc	11,584	97,537
First Hawaiian Inc	233,761	6,066,098
First Horizon Corp	949,212	21,452,191
First Interstate BancSystem Inc Class A	158,716	5,193,188
First Interstate Bank of Calif	14,514	364,519
First Merchants Corp	107,370	4,458,002
First Mid Bancshares Inc	37,960	1,535,102
First National Corp/VA	15,441	360,702
First Northwest Bancorp	14,423	107,307
First Savings Financial Group Inc	9,969	273,350
First Seacoast Bancorp Inc (b)	7,687	88,785
First United Corp	11,371	424,934
First US Bancshares Inc	9,669	118,252
First Western Financial Inc (b)	12,964	302,839
Firstsun Capital Bancorp (b)	20,579	782,208
Five Star Bancorp	30,175	988,835
Flagstar Financial Inc	564,399	7,235,595
Flushing Financial Corp	64,139	882,553
FNB Corp/PA	675,001	11,265,767
Franklin Financial Services Corp	8,195	382,707
FS Bancorp Inc	13,305	568,257
Fulton Financial Corp	335,093	6,587,928
FVCBankcorp Inc	26,550	360,151
GBank Financial Holdings Inc (b)(c)	17,928	712,190
German American Bancorp Inc	69,356	2,897,694
Glacier Bancorp Inc	223,679	10,993,823
Glen Burnie Bancorp (b)	5,980	24,816
Great Southern Bancorp Inc	16,328	1,033,399
Greene County Bancorp Inc	12,819	307,528
Guaranty Bancshares Inc/TX	17,212	845,798
Hancock Whitney Corp	158,061	9,945,198
Hanmi Financial Corp	56,480	1,421,037
Hanover Bancorp Inc	8,213	185,203
Harborone Northeast Bancorp Inc	68,739	883,984
Hawthorn Bancshares Inc	11,805	394,641
HBT Financial Inc	23,113	612,263
Heritage Commerce Corp	117,257	1,211,265
Heritage Financial Corp Wash	64,383	1,573,521
Hilltop Holdings Inc	85,062	2,983,975
Hingham Institution For Savings The	3,468	985,398
Home Bancorp Inc	13,029	733,077
Home BancShares Inc/AR	339,925	10,116,168
Home Federal Bancorp Inc of Louisiana	1,376	18,561
HomeStreet Inc (b)	32,137	445,740
HomeTrust Bancshares Inc	25,728	1,064,110
Hope Bancorp Inc	232,408	2,586,701
Horizon Bancorp Inc/IN	82,289	1,387,393
Huntington Bancshares Inc/OH	2,709,374	48,253,951
IF Bancorp Inc	4,315	109,040
Independent Bank Corp	91,960	6,576,060
Independent Bank Corp/MI	39,651	1,304,121
International Bancshares Corp	98,256	7,029,234
Investar Holding Corp	15,977	374,501
Isabella Bank Corp (c)	16,079	542,023
John Marshall Bancorp Inc	22,061	437,028
JPMorgan Chase & Co	5,180,191	1,561,413,171
Kearny Financial Corp/MD	108,790	734,333
KeyCorp	1,836,599	35,556,557
Lake Shore Bancorp Inc/MD	5,579	74,982
Lakeland Financial Corp	47,713	3,265,955
Landmark Bancorp Inc/Manhattan KS	7,690	204,323
LCNB Corp	24,526	396,831
LINKBANCORP Inc	50,942	370,858
Live Oak Bancshares Inc	62,923	2,434,491
M&T Bank Corp	299,848	60,467,348
Magyar Bancorp Inc	10,921	187,732
MainStreet Bancshares Inc	11,791	267,066
Mercantile Bank Corp	30,168	1,485,774
Meridian Corp	17,651	277,827
Metrocity Bankshares Inc	33,005	988,170
Metropolitan Bank Holding Corp	17,975	1,427,035
Mid Penn Bancorp Inc	39,778	1,198,909
Middlefield Banc Corp	12,783	392,438
Midland States Bancorp Inc	41,827	770,453
MidWestOne Financial Group Inc	36,375	1,099,980
MVB Financial Corp	21,829	532,628
National Bank Holdings Corp Class A	70,460	2,763,441
National Bankshares Inc VA	12,484	391,249
NB Bancorp Inc	71,647	1,353,412
Nbt Bancorp Inc	96,722	4,281,883
Nicolet Bankshares Inc	24,909	3,444,666
Northeast Bank	13,059	1,443,803
Northeast Community Bancorp Inc	25,257	569,545
Northfield Bancorp Inc	69,931	828,682
Northpointe Bancshares Inc	18,698	333,198
Northrim BanCorp Inc	10,511	988,349
Northwest Bancshares Inc	269,639	3,410,933
Norwood Financial Corp	16,209	438,616
NSTS Bancorp Inc (b)	7,628	92,985
Oak Valley Bancorp	12,321	351,025
OceanFirst Financial Corp	107,850	1,983,362
Ohio Valley Banc Corp	7,134	263,958
Old National Bancorp/IN	608,923	13,938,247
Old Point Financial Corp	8,500	357,850
Old Second Bancorp Inc	84,016	1,550,935
OP Bancorp	20,969	304,889
OptimumBank Holdings Inc (b)	20,982	89,174
Orange County Bancorp Inc	16,318	435,364
Origin Bancorp Inc	54,259	2,110,133
Orrstown Financial Services Inc	37,057	1,291,436
Pacific Premier Bancorp Inc	177,321	4,342,591
Park National Corp	26,690	4,584,541
Parke Bancorp Inc	19,155	431,945
Pathfinder Bancorp Inc	4,822	72,282
Pathward Financial Inc	44,112	3,505,581
Patriot National Bancorp Inc (b)	89,171	133,757
PB Bankshares Inc (b)	2,981	59,172
PCB Bancorp	21,332	471,437
Peapack-Gladstone Financial Corp	29,167	846,135
Peoples Bancorp Inc/OH	65,178	2,016,607
Peoples Bancorp of North Carolina Inc	9,686	306,852
Peoples Financial Services Corp	17,977	942,175
Pinnacle Financial Partners Inc	142,822	13,885,155
Pioneer Bancorp Inc/NY (b)	18,011	236,124
Plumas Bancorp	10,557	458,068
PNC Financial Services Group Inc/The	736,163	152,709,653
Ponce Financial Group Inc (b)	42,704	633,727
Preferred Bank/Los Angeles CA	22,860	2,157,984
Primis Financial Corp	38,723	443,378
Princeton Bancorp Inc	9,923	338,970
Prosperity Bancshares Inc	177,510	12,271,266
Provident Bancorp Inc (b)	32,379	416,718
Provident Financial Holdings Inc	11,128	172,373
Provident Financial Services Inc	241,070	4,782,829
QCR Holdings Inc	30,956	2,426,331
RBB Bancorp	25,146	508,704
Red River Bancshares Inc	8,385	548,379
Regions Financial Corp	1,680,299	46,023,390
Renasant Corp	171,073	6,694,086
Republic Bancorp Inc/KY Class A	17,162	1,317,012
Rhinebeck Bancorp Inc (b)	3,538	47,302
Richmond Mutual BanCorp Inc	20,196	298,699
Riverview Bancorp Inc	35,982	182,069
S&T Bancorp Inc	71,030	2,806,395
SB Financial Group Inc	12,907	271,047
Seacoast Banking Corp of Florida	156,411	4,865,946
ServisFirst Bancshares Inc	92,516	8,155,285
Shore Bancshares Inc	58,588	1,007,128
Sierra Bancorp	23,505	720,663
Simmons First National Corp Class A	264,682	5,500,092
SmartFinancial Inc	26,578	979,399
Sound Financial Bancorp Inc	4,071	192,436
South Plains Financial Inc	21,989	893,413
Southern First Bancshares Inc (b)	14,353	647,320
Southern Missouri Bancorp Inc	17,466	1,004,906
Southside Bancshares Inc	53,889	1,683,492
SouthState Corp	184,494	18,829,458
SR Bancorp Inc	16,255	244,963
Stellar Bancorp Inc	88,065	2,722,970
Sterling Bancorp Inc/MI (b)(d)	35,279	0
Stock Yards Bancorp Inc	50,093	4,043,006
Summit State Bank	8,687	103,375
Synovus Financial Corp	260,183	13,428,045
Texas Capital Bancshares Inc (b)	84,498	7,314,992
Texas Community Bancshares Inc	641	10,508
TFS Financial Corp	105,952	1,489,685
Third Coast Bancshares Inc (b)	24,099	959,863
Timberland Bancorp Inc/WA	12,846	429,699
Tompkins Financial Corp	23,401	1,641,346
Towne Bank/Portsmouth VA	127,331	4,671,774
TriCo Bancshares	60,970	2,769,257
Triumph Financial Inc (b)	40,532	2,492,313
Truist Financial Corp	2,438,479	114,169,587
TrustCo Bank Corp NY	35,999	1,432,400
Trustmark Corp	112,173	4,517,207
UMB Financial Corp	133,311	16,250,611
Union Bankshares Inc/Morrisville VT (c)	6,855	179,395
United Bancorp Inc/OH	8,867	129,281
United Bankshares Inc/WV	262,201	10,052,786
United Community Banks Inc/GA	236,145	7,887,243
United Security Bancshares/Fresno CA	25,787	245,492
Unity Bancorp Inc	11,676	611,239
Univest Financial Corp	53,968	1,709,167
US Bancorp	2,900,767	141,644,453
USCB Financial Holdings Inc	19,107	332,271
Valley National Bancorp	884,619	9,253,115
Veritex Holdings Inc	101,102	3,472,854
Virginia National Bankshares Corp	8,782	365,419
WaFd Inc	150,763	4,741,496
Washington Trust Bancorp Inc	37,163	1,127,154
Webster Financial Corp	312,768	19,460,425
Wells Fargo & Co	6,064,971	498,419,317
WesBanco Inc	176,664	5,794,579
West BanCorp Inc	28,866	576,165
Westamerica BanCorp	49,692	2,485,097
Western Alliance Bancorp	202,606	18,143,367
Western New England Bancorp Inc	34,929	438,010
Wintrust Financial Corp	125,068	17,170,586
WSFS Financial Corp	107,602	6,272,121
Zions Bancorp NA	274,152	15,903,558
		4,560,599,883
Capital Markets - 3.5%
Acadian Asset Management Inc	48,643	2,479,334
Aether Holdings Inc	2,208	15,014
Affiliated Managers Group Inc	52,933	11,900,397
AlTi Global Inc Class A (b)	124,620	539,605
Ameriprise Financial Inc	177,582	91,420,989
Ares Management Corp Class A	377,358	67,622,554
Artisan Partners Asset Management Inc Class A	130,095	6,087,145
Associated Capital Group Inc Class A	3,720	123,244
B Riley Financial Inc (b)(c)	29,367	161,665
Bakkt Holdings Inc Class A (b)	12,742	111,747
Bank of New York Mellon Corp/The	1,333,282	140,794,579
Beneficient Class A (b)(c)	1,705	690
BGC Group Inc Class A	707,880	6,944,303
Binah Capital Group Inc (b)(c)	3,616	7,050
Blackrock Inc	271,421	305,929,466
Blackstone Inc	1,360,249	233,146,679
Blue Owl Capital Inc Class A (c)	1,071,702	19,847,921
Bridge Investment Group Holdings Inc Class A	74,060	710,976
Carlyle Group Inc/The	396,631	25,606,497
Cboe Global Markets Inc	195,002	46,010,722
Charles Schwab Corp/The	3,182,990	305,057,762
CME Group Inc Class A	671,905	179,069,402
Cohen & Co Inc	486	6,023
Cohen & Steers Inc	49,692	3,670,251
Coinbase Global Inc Class A (b)	394,257	120,067,027
Diamond Hill Investment Group Inc	5,410	788,562
DigitalBridge Group Inc Class A	293,307	3,346,633
Dominari Holdings Inc (c)	12,085	77,586
Donnelley Financial Solutions Inc (b)	49,374	2,802,962
Evercore Inc Class A	66,983	21,538,384
FactSet Research Systems Inc	70,732	26,405,670
Federated Hermes Inc Class B	141,184	7,496,870
Fold Holdings Inc Class A (b)(c)	24,722	88,505
Forge Global Holdings Inc Class A (b)	13,477	254,041
Franklin Resources Inc	576,741	14,799,174
Galaxy Digital Inc Class A (c)	302,935	7,115,943
GCM Grosvenor Inc Class A	92,540	1,199,318
Goldman Sachs Group Inc/The	571,643	426,016,946
Great Elm Group Inc (b)	41,085	94,906
Hamilton Lane Inc Class A	80,649	12,447,367
Hennessy Advisors Inc	8,654	97,011
Heritage Global Inc (b)	66,103	126,257
Houlihan Lokey Inc Class A	100,181	19,961,064
Innventure Inc	53,904	293,777
Interactive Brokers Group Inc Class A	812,065	50,542,926
Intercontinental Exchange Inc	1,068,966	188,779,396
Invesco Ltd	832,444	18,222,199
Janus Henderson Group PLC	234,468	10,391,622
Jefferies Financial Group Inc	303,253	19,665,957
KKR & Co Inc Class A	1,262,724	176,137,371
Lazard Inc	209,630	11,982,451
LPL Financial Holdings Inc	149,211	54,384,425
MarketAxess Holdings Inc	69,950	12,859,608
MarketWise Inc Class A	2,859	51,348
Moelis & Co Class A	138,697	10,001,441
Moody's Corp	288,135	146,879,698
Morgan Stanley	2,301,879	346,386,752
Morningstar Inc	49,496	12,988,740
MSCI Inc	144,218	81,875,443
Nasdaq Inc	769,377	72,890,777
Netcapital Inc (b)	4,646	9,291
Northern Trust Corp	363,306	47,694,812
Open Lending Corp (b)	196,648	414,927
Oppenheimer Holdings Inc Class A	11,055	802,261
P10 Inc Class A	123,204	1,520,337
Perella Weinberg Partners Class A	113,939	2,521,470
Piper Sandler Cos	31,012	10,351,495
PJT Partners Inc Class A	45,711	8,182,269
Raymond James Financial Inc	338,228	57,309,352
Robinhood Markets Inc Class A (b)	1,329,655	138,324,010
S&P Global Inc	584,979	320,825,883
SEI Investments Co	175,961	15,533,837
Siebert Financial Corp (b)	38,522	105,165
Silvercrest Asset Management Group Inc Class A	18,603	304,903
State Street Corp	532,081	61,173,353
StepStone Group Inc Class A	125,000	7,757,500
Stifel Financial Corp	191,023	22,023,042
StoneX Group Inc (b)	80,848	8,260,240
T Rowe Price Group Inc	411,867	44,325,127
TPG Inc Class A	239,178	14,434,392
Tradeweb Markets Inc Class A	216,805	26,745,065
US Global Investors Inc Class A	32,134	78,407
Value Line Inc	1,295	49,132
Victory Capital Holdings Inc Class A	89,638	6,389,397
Virtu Financial Inc Class A	150,531	6,310,260
Virtus Invt Partners Inc	12,390	2,495,718
Westwood Holdings Group Inc	12,251	217,578
WisdomTree Inc	213,710	2,908,593
		4,133,389,988
Consumer Finance - 0.7%
Ally Financial Inc	517,413	21,239,804
American Express Co	1,031,459	341,701,738
Atlanticus Holdings Corp (b)	8,761	584,359
Bread Financial Holdings Inc	87,041	5,761,244
Capital One Financial Corp	1,191,993	270,844,649
Consumer Portfolio Services Inc (b)	15,894	126,993
Credit Acceptance Corp (b)(c)	11,280	5,806,154
Dave Inc Class A (b)	14,491	3,089,771
DeFi Development Corp (b)(c)	15,806	253,212
Encore Capital Group Inc (b)	44,550	1,863,972
Enova International Inc (b)	47,725	5,789,043
EZCORP Inc Class A (b)	96,610	1,610,489
FirstCash Holdings Inc	71,865	10,583,559
Green Dot Corp Class A (b)	100,603	1,400,394
Katapult Holdings Inc Class A (b)	8,346	125,189
LendingClub Corp (b)	210,603	3,618,160
Lendingtree Inc (b)	20,481	1,391,684
Medallion Financial Corp	31,914	337,012
Navient Corp	138,178	1,894,420
Nelnet Inc Class A	32,427	4,170,436
NerdWallet Inc Class A (b)	65,755	679,907
Old Market Capital Corp (b)	13,855	77,033
OneMain Holdings Inc (c)	221,836	13,722,775
Oportun Financial Corp (b)	56,908	376,162
OppFi Inc Class A (c)	43,067	439,714
PRA Group Inc (b)	73,355	1,253,637
PROG Holdings Inc	76,490	2,695,508
Regional Management Corp	17,446	764,833
SLM Corp	389,993	12,198,981
SoFi Technologies Inc Class A (b)	2,207,719	56,385,143
Synchrony Financial	710,797	54,262,243
Upstart Holdings Inc (b)(c)	154,022	11,286,732
Vroom Inc	1,731	49,333
World Acceptance Corp (b)	5,899	1,011,266
		837,395,549
Financial Services - 4.1%
Acacia Research Corp (b)	67,664	230,734
Affirm Holdings Inc Class A (b)	477,819	42,267,869
Alerus Financial Corp	44,395	988,677
Apollo Global Management Inc	841,282	114,607,847
AvidXchange Holdings Inc (b)	346,504	3,444,250
Berkshire Hathaway Inc Class B (b)	3,417,955	1,719,163,006
Better Home & Finance Holding Co Class A (b)	11,365	257,190
Block Inc Class A (b)	1,035,333	82,453,920
Cannae Holdings Inc	105,186	1,966,978
Cantaloupe Inc (b)	109,845	1,194,015
Cass Information Systems Inc	23,128	997,279
Corebridge Financial Inc	502,039	17,455,896
Corpay Inc (b)	131,832	42,933,727
Enact Holdings Inc	52,391	1,972,521
Equitable Holdings Inc	566,950	30,195,757
Essent Group Ltd	190,826	11,972,423
Euronet Worldwide Inc (b)	76,287	7,109,186
Federal Agricultural Mortgage Corp Class A	335	49,108
Federal Agricultural Mortgage Corp Class C	18,458	3,868,243
Fidelity National Information Services Inc	981,178	68,496,036
Finance of America Cos Inc Class A (b)	14,065	375,676
Fiserv Inc (b)	1,033,165	142,762,740
FlexShopper Inc (b)	30,422	20,973
Flywire Corp (b)	205,174	2,698,038
Global Payments Inc	455,958	40,498,190
Guild Holdings Co Class A	17,312	344,682
HA Sustainable Infrastructure Capital Inc	227,565	6,426,436
Halo Spin-Out SPV Inc Class A (d)	408	0
International Money Express Inc (b)	55,380	803,010
Jack Henry & Associates Inc	135,551	22,130,056
Jackson Financial Inc	133,521	13,191,875
loanDepot Inc Class A (b)	149,717	320,394
Marqeta Inc Class A (b)	724,057	4,608,623
Mastercard Inc Class A	1,511,683	899,889,773
Merchants Bancorp/IN	50,820	1,647,584
MGIC Investment Corp	440,244	12,251,991
Mr Cooper Group Inc (b)	119,124	22,458,448
NCR Atleos Corp (b)	139,421	5,523,860
NewtekOne Inc	48,242	596,754
NMI Holdings Inc (b)	144,790	5,697,487
Onity Group Inc (b)	11,547	477,699
Paymentus Holdings Inc Class A (b)	58,696	2,285,035
Payoneer Global Inc (b)	486,912	3,384,038
PayPal Holdings Inc (b)	1,814,477	127,358,141
Paysign Inc (b)	60,517	313,478
PennyMac Financial Services Inc	58,952	6,490,615
Priority Technology Holdings Inc (b)	25,660	214,774
Radian Group Inc	250,497	8,737,335
Remitly Global Inc (b)	286,750	5,313,478
Repay Holdings Corp Class A (b)	141,293	836,455
Rocket Cos Inc Class A (c)	452,347	8,038,206
Ryvyl Inc (b)	8,715	2,613
Security National Financial Corp Class A	22,120	199,080
Sezzle Inc (b)(c)	28,069	2,655,327
SHF Holdings Inc Class A (b)(c)	645	1,483
Shift4 Payments Inc Class A (b)(c)	125,880	11,383,328
SWK Holdings Corp	6,210	92,591
Toast Inc Class A (b)	816,045	36,803,630
Usio Inc (b)	20,159	29,735
UWM Holdings Corp Class A	282,965	1,612,901
Velocity Financial Inc (b)	20,429	389,785
Visa Inc Class A	3,189,111	1,121,865,468
Voya Financial Inc	178,801	13,426,167
Walker & Dunlop Inc	59,503	5,060,730
Waterstone Financial Inc	34,647	519,359
Western Union Co/The	618,368	5,361,251
WEX Inc (b)	64,063	10,977,195
XBP Global Holdings Inc Class A (b)	19,540	11,804
		4,707,712,953
Insurance - 2.0%
Abacus Global Management Inc Class A (b)(c)	50,929	364,142
AFLAC Inc	906,917	96,913,151
Allstate Corp/The	493,923	100,488,634
Ambac Financial Group Inc (b)	89,178	805,277
American Coastal Insurance Corp	46,677	515,781
American Financial Group Inc/OH	133,884	18,189,480
American Integrity Insurance Group Inc	14,637	292,594
American International Group Inc	1,074,206	87,354,432
Amerisafe Inc	36,389	1,680,444
Aon PLC	402,652	147,773,284
Arch Capital Group Ltd	696,538	63,754,123
Arthur J Gallagher & Co	477,699	144,623,372
Assurant Inc	94,170	20,303,994
Assured Guaranty Ltd	86,519	7,111,862
Axis Capital Holdings Ltd	132,933	13,104,535
Baldwin Insurance Group Inc/The Class A (b)	133,381	4,224,176
Bowhead Specialty Holdings Inc (b)	15,402	478,386
Brighthouse Financial Inc (b)	107,373	5,074,448
Brown & Brown Inc	521,344	50,544,301
Chubb Ltd	694,086	190,922,236
Cincinnati Financial Corp	291,954	44,844,134
Citizens Inc/TX Class A (b)(c)	82,348	435,621
CNA Financial Corp (c)	38,790	1,922,045
CNO Financial Group Inc	187,275	7,391,744
Crawford & Co Class A	26,806	290,577
Crawford & Co Class B	15,796	167,280
Donegal Group Inc Class A	32,300	577,847
eHealth Inc (b)	55,818	216,016
Employers Holdings Inc	46,596	2,015,743
Erie Indemnity Co Class A	46,494	16,476,544
Everest Group Ltd	79,378	27,137,751
F&G Annuities & Life Inc	40,529	1,401,088
Fidelity National Financial Inc/US	487,060	29,160,282
First American Financial Corp	192,376	12,696,816
Fundamental Global Inc (d)	1,720	26,522
Fundamental Global Inc (b)(c)	1,720	24,080
Genworth Financial Inc Class A (b)	781,533	6,697,738
Globe Life Inc	154,051	21,559,437
GoHealth Inc Class A (b)	8,734	44,631
Goosehead Insurance Inc Class A	46,857	3,969,256
Greenlight Capital Re Ltd Class A (b)	46,815	603,445
Hagerty Inc Class A (b)	47,115	539,467
Hanover Insurance Group Inc/The	66,609	11,555,329
Hartford Insurance Group Inc/The	528,934	69,983,258
HCI Group Inc	17,469	2,912,257
Heritage Insurance Holdings Inc (b)	40,565	923,665
Hippo Holdings Inc (b)	35,285	1,192,986
Horace Mann Educators Corp	75,976	3,493,376
Investors Title Co	2,850	707,541
James River Group Holdings Ltd	84,115	472,726
Kemper Corp	113,533	6,091,045
Kingstone Cos Inc	19,164	257,947
Kinsale Capital Group Inc	41,238	18,864,323
Lemonade Inc (b)(c)	104,477	5,526,833
Lincoln National Corp	317,934	13,648,907
Loews Corp	323,405	31,305,604
Markel Group Inc (b)	23,600	46,233,816
Marsh & McLennan Cos Inc	917,981	188,929,670
MBIA Inc (b)	79,036	629,127
Mercury General Corp	49,026	3,791,181
MetLife Inc	1,051,265	85,530,920
NI Holdings Inc (b)	13,086	175,222
Old Republic International Corp	423,131	16,912,546
Oscar Health Inc Class A (b)(c)	383,319	6,386,095
Palomar Hldgs Inc (b)	49,735	6,118,400
Primerica Inc	61,111	16,459,637
Principal Financial Group Inc	384,355	30,944,421
ProAssurance Corp (b)	95,116	2,264,712
Progressive Corp/The	1,092,414	269,891,803
Prudential Financial Inc	660,482	72,428,456
Reinsurance Group of America Inc	122,584	23,878,137
Reliance Global Group Inc (b)	2,613	2,509
RLI Corp	154,873	10,489,548
Root Inc/OH Class A (b)	16,523	1,523,751
Ryan Specialty Holdings Inc Class A	200,974	11,361,060
Safety Insurance Group Inc	27,934	2,067,395
Selective Insurance Group Inc	113,498	8,878,949
Selectquote Inc (b)	264,419	597,587
Skyward Specialty Insurance Group Inc (b)	61,012	2,946,880
Stewart Information Services Corp	51,612	3,759,418
Tiptree Inc Class A	40,873	958,472
Travelers Companies Inc/The	422,350	114,672,249
Trupanion Inc (b)	62,583	2,901,348
TWFG Inc Class A (b)	23,758	628,280
United Fire Group Inc	39,693	1,220,163
Universal Insurance Holdings Inc	49,007	1,195,281
Unum Group	299,348	20,912,451
W R Berkley Corp	557,756	39,985,528
White Mountains Insurance Group Ltd	4,723	8,643,940
Willis Towers Watson PLC	184,860	60,410,399
		2,363,381,864
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
ACRES Commercial Realty Corp (b)(c)	10,471	219,891
AG Mortgage Investment Trust Inc	54,195	409,714
AGNC Investment Corp	1,904,728	18,590,145
Angel Oak Mortgage REIT Inc	27,863	274,729
Annaly Capital Management Inc	1,128,191	23,906,367
Apollo Commercial Real Estate Finance Inc	236,480	2,504,323
Arbor Realty Trust Inc (c)	359,806	4,296,084
Ares Commercial Real Estate Corp (c)	101,847	480,718
ARMOUR Residential REIT Inc (c)	186,930	2,861,898
Blackstone Mortgage Trust Inc Class A (c)	325,820	6,373,039
Brightspire Capital Inc Class A	240,670	1,395,886
Cherry Hill Mortgage Investment Corp	72,378	207,725
Chimera Investment Corp	155,309	2,200,729
Claros Mortgage Trust Inc	213,269	789,095
Dynex Capital Inc	214,304	2,704,516
Ellington Financial Inc	168,317	2,295,844
Franklin BSP Realty Trust Inc	152,565	1,762,126
Granite Point Mortgage Trust Inc	91,234	263,666
Invesco Mortgage Capital Inc (c)	116,508	911,093
Kkr Real Estate Finance Trust Inc	105,030	1,011,439
Ladder Capital Corp Class A	199,179	2,314,460
Lument Finance Trust Inc (c)	78,314	175,423
Manhattan Bridge Capital Inc	18,045	95,639
MFA Financial Inc	190,128	1,939,306
New York Mortgage Trust Inc	168,016	1,213,076
Nexpoint Real Estate Finance Inc	16,958	254,370
Orchid Island Capital Inc	225,815	1,594,254
Pennymac Mortgage Investment Trust	161,175	1,984,064
Ready Capital Corp (c)	318,516	1,356,878
Redwood Trust Inc	249,539	1,527,179
Rithm Capital Corp	986,873	12,217,488
Rithm Property Trust Inc	84,892	218,172
Sachem Capital Corp (c)	94,957	117,747
Seven Hills Realty Trust	24,820	268,552
Starwood Property Trust Inc	645,483	13,083,940
Sunrise Realty Trust Inc	9,902	109,516
TPG RE Finance Trust Inc	119,626	1,118,503
Two Harbors Investment Corp	193,857	1,938,570
		114,986,164
TOTAL FINANCIALS		16,717,466,401

Health Care - 9.3%
Biotechnology - 2.0%
4D Molecular Therapeutics Inc (b)	64,620	398,059
89bio Inc (b)	238,955	2,157,764
AbbVie Inc	3,292,841	692,813,746
Abeona Therapeutics Inc (b)(c)	99,500	679,585
Absci Corp (b)(c)	174,340	416,673
ABVC BioPharma Inc (b)	25,444	72,007
ACADIA Pharmaceuticals Inc (b)	229,206	5,957,064
Aceragen Inc (b)(c)(d)	5,354	0
Achieve Life Sciences Inc (b)(c)	60,394	179,974
Acrivon Therapeutics Inc (b)	24,958	33,444
Actinium Pharmaceuticals Inc (b)	52,600	93,628
Actuate Therapeutics Inc (b)(c)	5,477	46,226
Acumen Pharmaceuticals Inc (b)	60,098	81,733
Acurx Pharmaceuticals Inc (b)	1,001	4,625
Adicet Bio Inc (b)	108,608	78,198
ADMA Biologics Inc (b)	445,896	7,696,165
Adverum Biotechnologies Inc (b)	29,466	90,755
AEON Biopharma Inc Class A (b)	641	469
Aevi Genomic Medicine Inc rights (b)(d)	29,385	0
Agenus Inc (b)(c)	49,292	206,041
Agios Pharmaceuticals Inc (b)	107,180	4,041,758
Akebia Therapeutics Inc (b)	470,868	1,478,526
Akero Therapeutics Inc (b)	139,063	6,498,414
Alaunos Therapeutics Inc (b)(c)	2,376	5,061
Aldeyra Therapeutics Inc (b)	81,504	475,983
Alector Inc (b)	147,333	346,233
Aligos Therapeutics Inc Class A (b)	7,598	80,159
Alkermes PLC (b)	306,183	8,870,122
Allarity Therapeutics Inc (b)(c)	22,299	34,340
Allogene Therapeutics Inc (b)(c)	287,541	324,921
Alnylam Pharmaceuticals Inc (b)	242,917	108,464,870
Altimmune Inc (b)(c)	146,445	560,884
ALX Oncology Holdings Inc (b)	52,580	61,519
Alzamend Neuro Inc (b)	77	189
Amgen Inc	1,002,210	288,345,839
Amicus Therapeutics Inc (b)	511,261	3,880,471
AnaptysBio Inc (b)	36,426	740,541
Anavex Life Sciences Corp (b)(c)	157,690	1,520,132
Anika Therapeutics Inc (b)	26,537	248,917
Anixa Biosciences Inc (b)	53,164	158,960
Annexon Inc (b)	157,046	323,515
Annovis Bio Inc (b)(c)	45,410	104,897
Apellis Pharmaceuticals Inc (b)	200,456	5,526,572
Apogee Therapeutics Inc (b)	61,276	2,228,608
Applied Therapeutics Inc (b)	152,480	75,127
AquaBounty Technologies Inc (b)(c)	5,557	6,557
Aravive Inc (b)(c)(d)	46,160	0
Arbutus Biopharma Corp (b)(c)	283,375	1,051,321
Arcellx Inc (b)	74,818	5,191,621
Arcturus Therapeutics Holdings Inc (b)	46,914	798,007
Arcus Biosciences Inc (b)	125,315	1,327,086
Arcutis Biotherapeutics Inc (b)	198,662	3,083,234
Ardelyx Inc (b)	443,717	2,822,040
Armata Pharmaceuticals Inc (b)	17,420	43,550
ArriVent Biopharma Inc (b)	42,371	810,134
Arrowhead Pharmaceuticals Inc (b)	233,526	5,144,578
ARS Pharmaceuticals Inc (b)(c)	97,897	1,137,563
Assembly Biosciences Inc (b)	8,526	210,592
Astria Therapeutics Inc (b)	64,030	395,705
Atara Biotherapeutics Inc (b)(c)	10,566	127,320
Atossa Therapeutics Inc (b)	217,655	166,049
aTyr Pharma Inc (b)(c)	169,515	911,991
Aura Biosciences Inc (b)	69,754	436,660
Avalo Therapeutics Inc (b)	18,586	172,664
Avidity Biosciences Inc (b)	226,809	10,564,763
Avita Medical Inc (b)(c)	50,347	218,506
Beam Therapeutics Inc (b)	170,069	2,782,329
Beyondspring Inc (b)(c)	79,393	136,556
Bicara Therapeutics Inc (b)	34,947	417,267
bioAffinity Technologies Inc (b)	13,704	3,318
BioAtla Inc (b)	81,090	36,937
BioCardia Inc (b)	3,237	6,345
BioCryst Pharmaceuticals Inc (b)	385,292	3,201,777
Biogen Inc (b)	273,935	36,219,686
Biohaven Ltd (b)	157,621	2,425,787
BioMarin Pharmaceutical Inc (b)	356,476	20,771,857
Biomea Fusion Inc (b)	43,980	85,761
BioRestorative Therapies Inc (b)(c)	13,485	24,812
BioVie Inc (b)	2,401	3,650
Bioxcel Therapeutics Inc (b)(c)	3,280	13,284
Black Diamond Therapeutics Inc (b)	79,686	219,137
Bolt Biotherapeutics Inc (b)	5,380	28,460
Bone Biologics Corp (b)	656	1,410
Boundless Bio Inc (b)	8,946	10,020
Bridgebio Pharma Inc (b)	276,550	14,314,228
C4 Therapeutics Inc (b)	103,994	270,384
Cabaletta Bio Inc (b)	88,050	127,673
Calidi Biotherapeutics Inc (b)	5,150	8,498
CAMP4 Therapeutics Corp (c)	9,654	14,674
Candel Therapeutics Inc (b)(c)	63,933	370,172
Capricor Therapeutics Inc (b)(c)	78,508	493,030
Cardiff Oncology Inc (b)(c)	115,155	241,826
Cardio Diagnostics Holdings Inc (b)(c)	2,251	8,576
CareDx Inc (b)	105,393	1,439,668
Caribou Biosciences Inc (b)	150,132	280,747
Carisma Therapeutics Inc (b)	40,366	8,679
Carisma Therapeutics Inc rights (b)(d)	335,306	3
Cartesian Therapeutics Inc (b)(c)	16,028	161,082
Cartesian Therapeutics Inc rights (b)(d)	188,029	54,528
Catalyst Pharmaceuticals Inc (b)	217,989	4,488,394
CEL-SCI Corp (b)(c)	3,848	40,135
Celcuity Inc (b)	52,562	2,692,751
Celldex Therapeutics Inc (b)	122,825	2,711,976
Cellectar Biosciences Inc (b)	2,064	10,052
Celularity Inc Class A (b)(c)	20,801	80,292
Century Therapeutics Inc (b)	64,476	31,703
CervoMed Inc (b)	9,074	87,292
CG oncology Inc (b)	99,219	2,661,054
Chinook Therapeutics Inc rights (b)(d)	14,580	0
Cibus Inc Class A (b)	45,809	61,384
Cidara Therapeutics Inc (b)	27,622	1,806,203
Clene Inc (b)	7,988	42,496
Climb Bio Inc (b)(c)	47,252	105,372
Coeptis Therapeutics Holdings Inc (b)	3,331	44,386
Cogent Biosciences Inc (b)	240,469	2,904,866
Coherus Oncology Inc (b)(c)	208,593	241,968
Compass Therapeutics Inc (b)	180,893	631,317
Corbus Pharmaceuticals Holdings Inc (b)	21,500	201,455
Corvus Pharmaceuticals Inc (b)(c)	109,185	626,722
Coya Therapeutics Inc (b)	24,265	159,178
Creative Medical Technology Holdings Inc (b)	1,551	4,901
Crescent Biopharma Inc (b)	808	11,635
Cue Biopharma Inc (b)	140,862	109,901
Cullinan Therapeutics Inc (b)	98,425	742,125
Curis Inc (b)	10,208	17,047
Cyclerion Therapeutics Inc (b)	2,260	5,537
Cyteir Therapeutics Inc (b)(d)	15,830	0
Cytokinetics Inc (b)	224,598	7,935,047
CytomX Therapeutics Inc (b)	320,447	653,712
Day One Biopharmaceuticals Inc (b)	127,769	959,545
Denali Therapeutics Inc (b)	238,755	3,645,789
Design Therapeutics Inc (b)(c)	53,570	296,242
DiaMedica Therapeutics Inc (b)(c)	48,384	276,273
Dianthus Therapeutics Inc (b)	36,845	868,437
Dianthus Therapeutics Inc rights (b)(d)	49,503	0
Disc Medicine Inc (b)	46,482	2,772,419
Dogwood Therapeutics Inc (b)	2,294	11,172
Dogwood Therapeutics Inc (c)(d)	776	0
Dyadic International Inc (b)	37,537	34,583
Dynavax Technologies Corp (b)	212,633	2,151,846
Dyne Therapeutics Inc (b)	210,096	2,834,195
Edesa Biotech Inc (b)	1,203	2,815
Editas Medicine Inc (b)	139,564	358,679
Eledon Pharmaceuticals Inc (b)	113,345	293,564
Elicio Therapeutics Inc (b)(c)	17,239	181,527
Elutia Inc (b)	44,968	102,527
Emergent BioSolutions Inc (b)	98,415	816,845
Enanta Pharmaceuticals Inc (b)	36,035	302,694
Entrada Therapeutics Inc (b)	41,555	227,306
Equillium Inc (b)	35,240	61,318
Erasca Inc (b)	404,291	634,737
Ernexa Therapeutics Inc (b)	136	185
Estrella Immunopharma Inc (b)	16,862	17,536
Exact Sciences Corp (b)	351,863	16,685,343
Exagen Inc (b)	21,834	215,283
Exelixis Inc (b)	507,938	19,007,040
Exicure Inc (b)	4,759	26,984
eXoZymes Inc (b)	2,030	19,102
Fate Therapeutics Inc (b)	166,427	173,084
Fibrobiologics Inc (b)	45,592	26,904
FibroGen Inc (b)	7,047	83,366
Foghorn Therapeutics Inc (b)	62,668	317,100
Forte Biosciences Inc (b)	10,936	120,296
Fortress Biotech Inc (b)(c)	49,769	128,404
Gain Therapeutics Inc (b)	45,084	89,717
Galectin Therapeutics Inc (b)(c)	87,233	373,357
Genelux Corp (b)(c)	51,408	171,189
Generation Bio CO (b)	8,924	53,544
Genprex Inc (b)(c)	1,703	279
GeoVax Labs Inc (b)(c)	14,386	10,726
Geron Corp (b)	1,002,044	1,402,862
Gilead Sciences Inc	2,318,741	261,948,171
Gossamer Bio Inc (b)	361,160	892,065
GRAIL Inc (b)	58,427	1,915,821
Greenwich Lifesciences Inc (b)(c)	10,592	121,596
GT Biopharma Inc (b)	2,196	2,052
Gyre Therapeutics Inc (b)(c)	30,251	234,143
Gyre Therapeutics Inc rights (b)(d)	35,667	0
Halozyme Therapeutics Inc (b)	230,138	16,834,595
HCW Biologics Inc (b)(c)	726	4,153
Heron Therapeutics Inc (b)(c)	261,428	352,928
HilleVax Inc (b)	44,985	94,019
Humacyte Inc Class A (b)(c)	211,178	327,326
iBio Inc (b)	15,778	12,902
Ideaya Biosciences Inc (b)	168,021	4,124,916
Immix Biopharma Inc (b)	22,160	49,195
ImmuCell Corp (b)	13,660	87,424
Immuneering Corp (b)	47,323	272,107
Immunic Inc (b)(c)	160,002	131,202
ImmunityBio Inc (b)(c)	410,176	959,812
Immunome Inc (b)(c)	154,150	1,465,967
Immunovant Inc (b)	141,666	2,081,074
Imunon Inc	1,776	10,532
IN8bio Inc (b)	2,040	4,508
Incyte Corp (b)	299,374	25,330,034
Indaptus Therapeutics Inc (b)	462	2,994
Inhibikase Therapeutics Inc (b)(c)	52,687	94,837
Inhibrx Biosciences Inc (b)(c)	17,527	494,261
Inmune Bio Inc (b)(c)	29,379	59,639
Inovio Pharmaceuticals Inc (b)(c)	47,158	111,764
Insight Molecular Diagnostics Inc (b)(c)	25,200	63,504
Insmed Inc (b)	339,503	46,206,358
Instil Bio Inc (b)(c)	6,824	184,248
Intellia Therapeutics Inc (b)(c)	196,834	2,235,050
Intensity Therapeutics Inc (b)(c)	9,421	2,657
Invivyd Inc (b)(c)	96,907	94,291
Ionis Pharmaceuticals Inc (b)	298,320	12,718,873
Iovance Biotherapeutics Inc (b)(c)	487,025	1,086,066
Ironwood Pharmaceuticals Inc Class A (b)	265,754	350,795
Jade Biosciences Inc	52,466	414,481
Janux Therapeutics Inc (b)	61,386	1,394,690
Jasper Therapeutics Inc Class A (b)	20,685	57,918
KALA BIO Inc (b)(c)	11,876	133,249
Kalaris Therapeutics Inc (b)	4,168	17,005
KalVista Pharmaceuticals Inc (b)(c)	68,509	922,131
Karyopharm Therapeutics Inc (b)(c)	14,790	105,157
Keros Therapeutics Inc (b)	63,334	963,310
Kezar Life Sciences Inc (b)(c)	10,741	42,427
Kineta Inc rights (b)(d)	58,487	0
Klotho Neurosciences Inc (b)	14,768	10,245
Kodiak Sciences Inc (b)	56,622	511,863
Korro Bio Inc (b)	10,344	238,740
Korro Bio Inc rights (b)(d)	54,830	0
Krystal Biotech Inc (b)	47,317	6,988,721
Kura Oncology Inc (b)	162,065	1,280,314
Kymera Therapeutics Inc (b)	96,582	3,979,178
Kyverna Therapeutics Inc (b)(c)	40,668	150,878
Lantern Pharma Inc (b)	15,364	62,685
Larimar Therapeutics Inc (b)	57,442	207,940
Leap Therapeutics Inc (b)(c)	55,852	16,108
Lexeo Therapeutics Inc (b)	44,167	211,560
Lexicon Pharmaceuticals Inc (b)(c)	330,699	363,769
Liminatus Pharma Inc (c)	8,096	21,940
Lineage Cell Therapeutics Inc (b)	442,273	517,459
Lisata Therapeutics Inc (b)	4,379	10,159
Longeveron Inc (b)	24,069	19,932
Lyell Immunopharma Inc (b)	17,812	197,357
MacroGenics Inc (b)	112,242	198,668
Madrigal Pharmaceuticals Inc (b)(c)	32,472	14,217,865
MAIA Biotechnology Inc (b)	35,820	55,163
MannKind Corp (b)	602,768	2,766,705
Marker Therapeutics Inc (b)(c)	12,811	11,859
Matinas BioPharma Holdings Inc (b)(c)	7,652	13,927
MediciNova Inc (b)	88,303	115,677
MediPacific Inc Class A rights (b)(d)	44,132	0
MEI Pharma Inc (b)(c)	7,491	36,406
Merrimack Pharmaceuticals Inc (b)(d)	28,782	0
Mersana Therapeutics Inc (b)(c)	7,039	51,525
Metagenomi Inc (b)	47,549	82,735
MetaVia Inc (b)	4,747	3,011
MetaVia Inc rights (b)(d)	380	0
Metsera Inc (b)	29,412	1,037,949
MiMedx Group Inc (b)	217,139	1,541,687
Mineralys Therapeutics Inc (b)	70,211	1,086,866
Minerva Neurosciences Inc (b)	29,010	69,044
MiNK Therapeutics Inc (b)	1,894	26,971
Mirum Pharmaceuticals Inc (b)	78,069	5,766,957
Moderna Inc (b)	634,050	15,274,265
Moleculin Biotech Inc (b)(c)	2,055	806
Monopar Therapeutics Inc (b)	7,980	272,517
Monte Rosa Therapeutics Inc (b)	82,963	398,222
Mural Oncology PLC (b)	28,976	59,691
Mustang Bio Inc (b)	1,077	1,626
Myriad Genetics Inc (b)	168,779	1,075,122
NanoViricides Inc (b)(c)	22,261	30,943
Natera Inc (b)	254,370	42,797,753
NeuBase Therapeutics Inc (b)(d)	1,359	322
Neurocrine Biosciences Inc (b)	184,767	25,793,473
Neurogene Inc (b)(c)	18,941	350,030
Neurogene Inc rights (b)(d)	9,649	0
NextCure Inc (b)	2,408	12,112
Nkarta Inc (b)	84,777	179,727
Novavax Inc (b)(c)	300,323	2,243,413
Nurix Therapeutics Inc (b)	130,994	1,223,484
Nuvalent Inc Class A (b)	71,222	5,454,181
Nuvectis Pharma Inc (b)	21,890	143,598
Ocugen Inc (b)(c)	518,313	528,679
Olema Pharmaceuticals Inc (b)	92,434	504,690
OmniAb Operations Inc (b)(d)	10,389	4,156
OmniAb Operations Inc (b)(d)	10,389	3,324
Onconetix Inc (b)	21	62
Oncternal Therapeutics Inc (b)(d)	4,027	2,121
Oncternal Therapeutics Inc rights (b)(c)(d)	2,146	0
OnKure Therapeutics Inc Class A (b)	17,281	47,523
Opus Genetics Inc (b)	67,919	82,861
Opus Genetics Inc rights (b)(d)	621	0
Oragenics Inc (b)	47	48
Organogenesis Holdings Inc Class A (b)	130,314	671,117
ORIC Pharmaceuticals Inc (b)(c)	86,052	880,312
Oruka Therapeutics Inc (b)(c)	61,488	910,022
Outlook Therapeutics Inc (b)(c)	57,968	49,342
Ovid therapeutics Inc (b)	113,607	145,417
Palisade Bio Inc (b)(c)	2,239	1,512
Palisade Bio Inc rights (b)(d)	289	0
Palvella Therapeutics Inc (b)	15,238	825,138
Palvella Therapeutics Inc rights (b)(d)	1,882	0
Passage Bio Inc (b)	4,067	28,144
PDL BioPharma Inc (b)(d)	218,274	2
PDS Biotechnology Corp (b)	68,230	84,605
PepGen Inc (b)	30,676	35,584
Perspective Therapeutics Inc (b)	103,736	348,553
PharmaCyte Biotech Inc (b)	15,256	14,325
Phio Pharmaceuticals Corp (b)(c)	13,365	26,329
Plus Therapeutics Inc (b)	5,315	2,424
PMV Pharmaceuticals Inc (b)	71,782	100,495
Praxis Precision Medicines Inc (b)	36,204	1,648,730
Precigen Inc (b)(c)	275,941	1,244,494
Precision BioSciences Inc (b)	11,429	56,002
Prelude Therapeutics Inc (b)	35,254	42,657
Prime Medicine Inc (b)(c)	120,321	389,840
ProKidney Corp Class A (b)(c)	172,262	406,538
Protagonist Therapeutics Inc (b)	117,973	6,966,306
Protara Therapeutics Inc (b)	59,387	185,287
PTC Therapeutics Inc (b)	149,048	7,352,538
Puma Biotechnology Inc (b)	68,471	345,094
Pyxis Oncology Inc (b)	82,517	105,622
Q32 Bio Inc (b)(c)	8,988	15,369
Q32 Bio Inc rights (b)(d)	61,627	0
Quince Therapeutics Inc (b)(c)	62,266	99,626
Rallybio Corp (b)	32,632	17,510
RAPT Therapeutics Inc (b)	20,219	230,092
Recursion Pharmaceuticals Inc Class A (b)(c)	563,264	2,647,341
Regeneron Pharmaceuticals Inc	193,445	112,333,512
REGENXBIO Inc (b)	86,061	768,525
Rein Therapeutics Inc (b)	35,453	49,280
Relay Therapeutics Inc (b)	245,107	879,934
Renovaro Inc (b)	152,791	36,364
RenovoRx Inc (b)	78,540	75,398
Replimune Group Inc (b)(c)	124,319	671,323
Revolution Medicines Inc (b)	326,194	12,385,586
Rezolute Inc/old (b)	139,895	996,052
Rhythm Pharmaceuticals Inc (b)	101,249	10,443,834
Rigel Pharmaceuticals Inc (b)	32,703	1,270,512
Rocket Pharmaceuticals Inc (b)	162,799	533,981
Roivant Sciences Ltd (b)	788,208	9,403,321
SAB Biotherapeutics Inc (b)(c)	12,904	26,582
Sagimet Biosciences Inc Class A (b)(c)	42,519	319,318
Salarius Pharmaceuticals Inc (b)	21	121
Sana Biotechnology Inc (b)	244,661	748,663
Sangamo Therapeutics Inc (b)(c)	403,801	209,977
Sarepta Therapeutics Inc (b)	187,551	3,413,428
Savara Inc (b)(c)	219,317	719,360
Scholar Rock Holding Corp (b)	140,354	4,582,558
SELLAS Life Sciences Group Inc (b)(c)	175,833	337,599
Sensei Biotherapeutics Inc (b)	1,416	11,370
Senti Biosciences Inc Class A (b)	20,111	29,563
Sera Prognostics Inc Class A (b)	51,060	164,924
Seres Therapeutics Inc (b)(c)	13,993	265,027
Serina Therapeutics Inc (b)(c)	2,592	13,789
Shattuck Labs Inc (b)	75,848	74,392
Silo Pharma Inc (b)	3,896	2,462
Sionna Therapeutics Inc (c)	19,888	489,643
Skye Bioscience Inc (b)(c)	30,820	107,870
Soleno Therapeutics Inc (b)	64,019	4,332,166
Solid Biosciences Inc (b)	120,463	660,137
Soligenix Inc (b)(c)	8,054	24,967
Sonnet BioTherapeutics Holdings Inc (b)(c)	6,315	20,524
Spectrum Pharmaceuticals Inc rights (b)(d)	326,441	3
Spero Therapeutics Inc (b)	108,760	225,133
Spyre Therapeutics Inc (b)	96,088	1,584,491
Spyre Therapeutics Inc rights (b)(d)	125,415	0
Stoke Therapeutics Inc (b)	75,955	1,500,871
Summit Therapeutics Inc (b)(c)	262,816	6,228,739
Surface Oncology Inc rights (b)(d)	262,226	3
Surrozen Inc Class A (b)	4,634	56,465
Sutro Biopharma Inc (b)	135,285	115,953
Syndax Pharmaceuticals Inc (b)	159,107	2,598,217
Synlogic Inc (b)	3,826	5,586
Tango Therapeutics Inc (b)(c)	122,096	819,264
Tao Synergies Inc (b)(c)	1,927	11,215
Taysha Gene Therapies Inc (b)	274,468	801,447
Tectonic Therapeutic Inc (b)	23,710	605,553
Tectonic Therapeutic Inc rights (b)(d)	3,980	0
Tempest Therapeutics Inc (b)(c)	7,540	74,797
Tenax Therapeutics Inc (b)	5,967	35,504
Tenaya Therapeutics Inc (b)	175,704	198,546
Tevogen Bio Holdings Inc Class A (b)	17,853	16,246
TG Therapeutics Inc (b)	253,110	7,423,716
Theriva Biologics Inc (b)	390	160
Tonix Pharmaceuticals Holding Corp (b)(c)	13,524	400,716
Tourmaline Bio Inc (b)	35,110	821,574
TransCode Therapeutics Inc (b)(c)	42	409
Travere Therapeutics Inc (b)	146,086	2,556,505
TriSalus Life Sciences Inc Class A (b)(c)	43,523	227,190
TScan Therapeutics Inc (b)	88,194	158,749
Twist Bioscience Corp (b)	113,574	3,063,091
Tyra Biosciences Inc (b)	37,827	479,268
Ultragenyx Pharmaceutical Inc (b)	179,192	5,368,592
Unicycive Therapeutics Inc (b)(c)	10,881	45,591
United Therapeutics Corp (b)	84,192	25,658,354
United Therapeutics Corp rights (b)(d)	30,469	0
Upstream Bio Inc	30,654	525,103
Vanda Pharmaceuticals Inc (b)	104,193	492,833
Vaxcyte Inc (b)	224,465	6,911,277
Vera Therapeutics Inc Class A (b)	103,060	2,230,218
Veracyte Inc (b)	144,586	4,386,739
Verastem Inc (b)(c)	98,621	912,244
Vericel Corp (b)	93,305	3,392,570
Vertex Pharmaceuticals Inc (b)	478,660	187,165,633
Viking Therapeutics Inc (b)(c)	210,397	5,691,239
Vincerx Pharma Inc (b)	1,548	50
Vir Biotechnology Inc (b)	171,581	847,610
Viridian Therapeutics Inc (b)	128,658	2,364,734
Viridian Therapeutics Inc rights (b)(d)	27,850	0
Vistagen Therapeutics Inc (b)	47,381	158,253
VivoSim Labs Inc (b)	991	2,418
Vor BioPharma Inc (b)(c)	76,900	151,493
Voyager Therapeutics Inc (b)	81,401	273,507
vTv Therapeutics Inc Class A (b)(c)	1,492	22,589
Werewolf Therapeutics Inc (b)	54,968	72,008
Whitehawk Therapeutics Inc (b)	54,839	98,984
X4 Pharmaceuticals Inc (b)(c)	7,898	29,657
XBiotech Inc (b)	35,406	111,883
Xencor Inc (b)	130,220	1,058,689
Xilio Therapeutics Inc (b)(c)	63,585	44,516
XOMA Royalty Corp (b)(c)	14,534	471,919
Y-mAbs Therapeutics Inc (b)	60,740	519,327
Zenas Biopharma Inc (b)(c)	26,104	417,664
Zentalis Pharmaceuticals Inc (b)	100,418	169,706
		2,344,320,630
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	3,243,108	430,230,707
Accuray Inc Del (b)	182,900	278,008
Aethlon Medical Inc (b)(c)	316	591
Align Technology Inc (b)	126,927	18,018,557
Alphatec Holdings Inc (b)	195,147	3,102,837
AngioDynamics Inc (b)	76,642	786,347
Anteris Technologies Global Corp	25,247	101,493
Apyx Medical Corp (b)	56,619	112,672
Artivion Inc (b)	70,169	3,082,524
AtriCure Inc (b)	92,273	3,413,178
Autonomix Medical Inc (b)(c)	1,035	1,159
Avanos Medical Inc (b)	87,511	1,044,881
Avinger Inc (b)(d)	513	0
Axogen Inc (b)	85,537	1,380,567
Baxter International Inc	955,176	23,583,295
Becton Dickinson & Co	534,081	103,066,951
Beta Bionics Inc	22,709	427,838
Beyond Air Inc (b)(c)	8,183	18,166
Biomerica Inc (b)(c)	1,719	5,380
BioSig Technologies Inc (b)(c)	35,690	170,598
Bioventus Inc (b)	76,645	567,173
Boston Scientific Corp (b)	2,757,245	290,889,348
Butterfly Network Inc Class A (b)(c)	349,848	563,255
Ceribell Inc (b)	21,095	249,554
Cerus Corp (b)	352,592	461,896
ClearPoint Neuro Inc (b)	48,685	510,706
Co-Diagnostics Inc (b)	53,052	17,491
CONMED Corp	57,345	3,117,274
Cooper Cos Inc/The (b)	372,339	25,093,787
CVRx Inc (b)	27,033	212,209
CytoSorbents Corp (b)(c)	94,884	89,514
CytoSorbents Corp A warrants 12/31/2029 (b)(d)	49,243	0
Delcath Systems Inc (b)	52,341	576,798
DENTSPLY SIRONA Inc	368,791	5,273,711
Dexcom Inc (b)	731,620	55,120,251
DIH Holdings US Inc Class A (b)	47,065	12,402
Edwards Lifesciences Corp (b)	1,093,919	88,979,371
Ekso Bionics Holdings Inc (b)(c)	989	3,709
ElectroCore Inc (b)(c)	8,787	46,659
ElectroCore Inc rights (b)(d)	1,867	0
Electromed Inc (b)	12,193	301,533
Embecta Corp	108,164	1,566,215
Enovis Corp (b)	105,314	3,254,203
Envista Holdings Corp (b)	316,342	6,700,124
Envoy Medical Inc Class A (b)(c)	13,277	16,331
enVVeno Medical Corp (b)(c)	29,640	23,685
Femasys Inc (b)(c)	50,843	18,054
FONAR Corp (b)	10,582	169,100
Fractyl Health Inc (b)	14,685	14,262
GE HealthCare Technologies Inc	854,362	62,992,110
Glaukos Corp (b)	106,721	10,226,006
Globus Medical Inc Class A (b)	210,396	12,890,963
Haemonetics Corp (b)	93,548	5,102,108
HeartBeam inc (b)	38,353	51,777
HeartSciences Inc (b)	2,249	7,602
Hologic Inc (b)	416,256	27,939,103
Hyperfine Inc Class A (b)	113,741	141,039
ICU Medical Inc (b)	46,236	5,902,488
IDEXX Laboratories Inc (b)	149,997	97,061,559
Innovative Eyewear Inc (b)(c)	3,111	6,004
Inogen Inc (b)	48,246	385,486
Inspire Medical Systems Inc (b)	55,166	5,168,503
Insulet Corp (b)	131,399	44,659,892
Integer Holdings Corp (b)	65,130	7,025,573
Integra LifeSciences Holdings Corp (b)	122,388	1,851,730
Intelligent Bio Solutions Inc (b)	4,097	6,637
Intuitive Surgical Inc (b)	668,082	316,199,870
INVO Fertility Inc Class A (b)	33	31
iRadimed Corp	14,455	1,047,120
iRhythm Technologies Inc (b)	59,449	10,105,141
IRIDEX Corp (b)	14,475	19,541
Kestra Medical Technologies Ltd	27,877	449,935
Kewaunee Scientific Corp (b)	3,807	215,819
KORU Medical Systems Inc (b)	84,556	356,826
Lantheus Holdings Inc (b)(c)	128,864	7,074,634
LeMaitre Vascular Inc	37,733	3,598,408
LENSAR Inc (b)	17,276	212,149
LivaNova PLC (b)	102,853	5,797,824
Lucid Diagnostics Inc (b)(c)	140,778	177,380
Masimo Corp (b)	83,806	11,708,536
Medtronic PLC	2,390,233	221,837,525
Merit Medical Systems Inc (b)	110,496	10,004,308
Microbot Medical Inc (b)(c)	75,847	288,977
Milestone Scientific Inc (b)	102,486	60,477
Modular Medical Inc (b)	86,770	62,709
Monogram Technologies Inc (b)	42,988	249,330
Myomo Inc (b)	45,856	48,149
NanoVibronix Inc (b)	17	92
Neogen Corp (b)	364,852	2,097,899
Neuronetics Inc (b)	70,019	233,163
NeuroOne Medical Technologies Corp (b)	65,389	49,970
NeuroPace Inc (b)	29,300	268,095
Nexalin Technology Inc (b)	17,031	15,946
Nexgel Inc (b)	13,664	33,477
Novocure Ltd (b)	187,684	2,314,144
Nuwellis Inc (b)	75	383
Omnicell Inc (b)	87,393	2,848,138
OraSure Technologies Inc (b)	141,396	468,021
Orchestra BioMed Holdings Inc (b)	48,027	131,114
Orthofix Medical Inc (b)	71,454	1,070,381
OrthoPediatrics Corp (b)	30,634	654,342
Outset Medical Inc (b)	36,431	506,755
Owlet Inc Class A (b)	9,666	72,785
PAVmed Inc (b)	7,850	3,812
Penumbra Inc (b)	72,168	19,675,884
Precision Optics Corp Inc/Mass (b)	12,285	57,740
Predictive Oncology Inc (b)	3,782	3,309
Pro-Dex Inc (b)(c)	4,098	192,114
PROCEPT BioRobotics Corp (b)(c)	103,825	4,170,650
Pulmonx Corp (b)	74,381	127,192
Pulse Biosciences Inc (b)(c)	37,273	579,222
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	3,232	13,155
QuidelOrtho Corp (b)	122,078	3,502,418
ResMed Inc	273,180	74,990,642
Retractable Technologies Inc (b)	32,187	26,973
Rockwell Medical Inc (b)	52,638	90,011
RxSight Inc (b)	64,396	582,140
Sanara Medtech Inc (b)	6,587	221,718
SANUWAVE Health Inc (b)	13,701	570,510
SeaStar Medical Holding Corp Class A (b)(c)	7,505	6,875
Semler Scientific Inc (b)(c)	17,272	511,942
Senseonics Holdings Inc (b)	1,574,942	723,686
Sensus Healthcare Inc (b)	24,899	84,408
SI-BONE Inc (b)	70,465	1,174,652
Sight Sciences Inc (b)	57,983	235,411
SiNtx Technologies Inc (b)(c)	1,861	7,723
Solventum Corp (b)	274,138	20,036,746
Spectral AI Inc Class A (b)	28,889	55,756
STAAR Surgical Co (b)	91,235	2,496,190
Stereotaxis Inc (b)	137,935	397,253
STERIS PLC	183,455	44,957,482
Strata Skin Sciences Inc (b)	56	132
Stryker Corp	640,987	250,888,722
Surmodics Inc (b)	27,064	921,259
Tactile Systems Technology Inc (b)	45,478	605,312
Tandem Diabetes Care Inc (b)	123,358	1,543,209
Tela Bio Inc (b)	67,291	119,778
Teleflex Inc	82,571	10,437,800
TransMedics Group Inc (b)	63,009	7,243,515
Treace Medical Concepts Inc (b)	79,962	586,921
UFP Technologies Inc (b)	13,639	2,866,372
Utah Medical Products Inc	6,113	380,290
Varex Imaging Corp (b)	76,098	878,932
Venus Concept Inc (b)	99	218
Vicarious Surgical Inc Class A (b)	5,656	34,558
Vivani Medical Inc (b)	51,532	59,262
VolitionRX Ltd (b)	141,595	97,701
Xtant Medical Holdings Inc (b)	113,770	72,699
Zimmer Biomet Holdings Inc	369,564	39,210,740
Zimvie Inc (b)	49,932	942,716
Zynex Inc (b)(c)	29,060	47,658
		2,446,805,746
Health Care Providers & Services - 1.6%
Acadia Healthcare Co Inc (b)	171,535	3,938,444
AdaptHealth Corp (b)	196,639	1,866,104
Addus HomeCare Corp (b)	34,288	3,948,949
agilon health Inc (b)	563,561	721,358
AirSculpt Technologies Inc (b)(c)	25,078	161,753
Alignment Healthcare Inc (b)	195,752	3,202,503
AMN Healthcare Services Inc (b)	70,226	1,459,296
Astrana Health Inc (b)	76,466	2,443,853
Aveanna Healthcare Holdings Inc (b)	106,144	849,152
Biodesix Inc (b)(c)	134,089	57,202
BrightSpring Health Services Inc (b)	126,407	2,994,582
Brookdale Senior Living Inc (b)	450,592	3,469,558
Cardinal Health Inc	444,872	66,188,056
Castle Biosciences Inc (b)	52,774	1,267,104
Cencora Inc	321,502	93,753,198
Centene Corp (b)	930,582	27,024,101
Chemed Corp	27,283	12,494,250
Cigna Group/The	498,306	149,925,326
Clover Health Investments Corp Class A (b)(c)	773,057	2,025,409
Community Health Systems Inc (b)	232,370	641,341
Concentra Group Holdings Parent Inc	200,140	4,763,332
CorVel Corp (b)	50,964	4,538,344
Cosmos Health Inc (b)	21,794	17,217
Cross Country Healthcare Inc (b)	57,381	767,758
Cryo-Cell International Inc	8,859	41,637
CVS Health Corp	2,358,076	172,493,259
DaVita Inc (b)	77,041	10,613,168
DocGo Inc Class A (b)	165,650	258,414
Elevance Health Inc	421,640	134,355,586
Encompass Health Corp	187,421	22,820,381
Enhabit Inc (b)	95,460	752,225
Ensign Group Inc/The	106,279	18,256,607
Fulgent Genetics Inc (b)	38,492	853,368
GeneDx Holdings Corp Class A (b)(c)	39,093	5,062,153
Guardant Health Inc (b)	230,762	15,557,974
HCA Healthcare Inc	322,835	130,412,427
HealthEquity Inc (b)	161,353	14,413,663
Henry Schein Inc (b)	226,870	15,785,615
Hims & Hers Health Inc Class A (b)(c)	365,346	15,472,403
Humana Inc	225,222	68,390,913
Infusystem Holdings Inc (b)	37,883	408,379
Innovage Holding Corp (b)	38,280	146,612
Joint Corp/The (b)	27,410	294,383
Kindly MD Inc (b)(c)	3,179	17,294
Labcorp Holdings Inc	155,798	43,310,286
LifeStance Health Group Inc (b)	241,324	1,322,456
McKesson Corp	233,155	160,093,549
Molina Healthcare Inc (b)	100,928	18,250,810
MSP Recovery Inc Class A (b)	253	112
National HealthCare Corp	22,768	2,583,713
National Research Corp Class A	27,459	403,373
NeoGenomics Inc (b)	236,596	2,077,313
NeueHealth Inc (b)	5,414	35,516
Nutex Health Inc (b)(c)	6,229	521,928
Oncology Institute Inc/The (b)(c)	90,130	306,442
OPKO Health Inc (b)	934,372	1,289,433
Option Care Health Inc (b)	305,118	8,750,784
Owens & Minor Inc (b)	137,927	675,842
P3 Health Partners Inc Class A (b)	3,229	26,865
PACS Group Inc (b)	70,323	818,560
Pediatrix Medical Group Inc (b)	156,414	2,691,885
Pennant Group Inc/The (b)	64,199	1,541,418
Performant Healthcare Inc (b)(c)	132,982	1,014,653
Precipio Inc (b)	1,879	28,467
Premier Inc Class A	155,486	4,027,087
Privia Health Group Inc (b)	196,361	4,524,157
Progyny Inc (b)	140,025	3,314,392
Quest Diagnostics Inc	208,074	37,794,561
RadNet Inc (b)	125,441	9,001,646
Select Medical Holdings Corp	192,797	2,508,289
Sonida Senior Living Inc (b)	18,977	491,504
Surgery Partners Inc (b)	138,047	3,132,286
Talkspace Inc Class A (b)	261,804	696,399
Tenet Healthcare Corp (b)	172,883	31,867,523
UnitedHealth Group Inc	1,691,016	523,995,129
Universal Health Services Inc Class B	106,450	19,329,191
US Physical Therapy Inc	28,186	2,336,338
Viemed Healthcare Inc (b)	64,183	473,029
Vivos Therapeutics Inc (b)(c)	12,144	52,584
		1,904,212,171
Health Care Technology - 0.1%
American Well Corp (b)	24,618	169,864
Bullfrog AI Holdings Inc (b)(c)	6,910	8,361
CareCloud Inc (b)	70,399	270,332
Certara Inc (b)	206,338	2,236,704
Claritev Corp Class A (b)(c)	12,004	827,196
DarioHealth Corp (b)(c)	3,158	30,033
Definitive Healthcare Corp Class A (b)	97,093	391,285
Doximity Inc Class A (b)	248,791	16,902,861
Evolent Health Inc Class A (b)	202,120	1,950,458
Firefly Neuroscience Inc (b)(c)	19,736	52,300
Forian Inc (b)	20,144	40,288
GoodRx Holdings Inc Class A (b)	167,426	728,303
Health Catalyst Inc (b)	127,567	432,452
HealthStream Inc	45,573	1,279,690
iSpecimen Inc (b)(c)	1,176	836
LifeMD Inc (b)	72,910	451,313
OptimizeRx Corp (b)	29,331	530,011
Phreesia Inc (b)	104,178	3,298,275
Schrodinger Inc/United States (b)	104,420	2,037,234
Scienture Holdings Inc (b)	14,494	14,168
Simulations Plus Inc (b)(c)	29,983	424,859
Teladoc Health Inc (b)	324,059	2,504,976
TruBridge Inc (b)	22,388	446,864
Veeva Systems Inc Class A (b)	279,398	75,213,943
VSee Health Inc (b)	10,095	6,075
Waystar Holding Corp (b)	147,951	5,604,384
		115,853,065
Life Sciences Tools & Services - 0.9%
10X Genomics Inc Class A (b)	206,954	2,899,426
Adaptive Biotechnologies Corp (b)	213,941	2,819,742
Agilent Technologies Inc	531,219	66,752,980
Alpha Teknova Inc (b)(c)	24,501	105,844
Applied Dna Sciences Inc (b)	36	117
Atlantic International Corp (b)	20,447	80,970
Avantor Inc (b)	1,268,259	17,083,449
Azenta Inc (b)	84,611	2,584,020
Bio-Rad Laboratories Inc Class A (b)	34,566	10,296,520
Bio-Techne Corp	291,546	15,927,158
BioLife Solutions Inc (b)	71,340	1,787,067
Bionano Genomics Inc (b)(c)	2,769	10,439
Bruker Corp	208,255	7,076,505
CDT Equity Inc Class A (b)	12	16
Champions Oncology Inc (b)	12,213	83,048
Charles River Laboratories International Inc (b)	91,416	14,929,147
Codexis Inc (b)(c)	148,517	405,451
CryoPort Inc (b)	92,517	819,701
Cytek Biosciences Inc (b)	192,169	795,580
Danaher Corp	1,187,609	244,433,684
Fortrea Holdings Inc (b)	166,145	1,636,528
Ginkgo Bioworks Holdings Inc Class A (b)(c)	77,252	978,783
Harvard Bioscience Inc (b)	70,593	34,944
Illumina Inc (b)	295,764	29,564,569
Inotiv Inc (b)(c)	57,080	96,465
IQVIA Holdings Inc (b)	306,331	58,451,018
Lifecore Biomedical Inc (b)	70,561	536,969
Maravai LifeSciences Holdings Inc Class A (b)	214,662	519,482
MaxCyte Inc (b)	201,282	279,782
Medpace Holdings Inc (b)	43,950	20,898,665
Mesa Laboratories Inc	10,176	689,424
Mettler-Toledo International Inc (b)	38,778	50,451,729
Nautilus Biotechnology Inc Class A (b)	82,494	56,096
Niagen Bioscience Inc (b)	101,054	1,000,435
OmniAb Inc (b)(c)	188,283	301,253
Pacific Biosciences of California Inc (b)(c)	506,939	664,090
Personalis Inc (b)(c)	118,658	580,238
Quanterix Corp (b)	74,832	340,486
Quantum-Si Inc Class A (b)(c)	258,163	289,143
Rapid Micro Biosystems Inc Class A (b)	28,691	69,145
Repligen Corp (b)	97,168	11,885,590
Revvity Inc	219,402	19,770,314
Seer Inc Class A (b)	82,104	168,313
Sotera Health Co (b)	287,812	4,711,482
Standard BioTools Inc (b)	551,266	694,595
Thermo Fisher Scientific Inc	703,529	346,642,809
Waters Corp (b)	111,155	33,546,579
West Pharmaceutical Services Inc	134,091	33,113,772
		1,006,863,562
Pharmaceuticals - 2.6%
Aardvark Therapeutics Inc (c)	11,387	94,512
Aclaris Therapeutics Inc (b)	204,334	394,365
Adial Pharmaceuticals Inc (b)	7,754	2,947
ALT5 Sigma Corp (b)	31,985	252,042
Alto Neuroscience Inc (b)	38,921	143,229
Alumis Inc (b)	90,776	421,201
Amneal Intermediate Inc Class A (b)	274,025	2,619,679
Amphastar Pharmaceuticals Inc (b)	69,623	2,131,856
Amylyx Pharmaceuticals Inc (b)	131,724	1,235,571
AN2 Therapeutics Inc (b)	48,794	53,673
Anebulo Pharmaceuticals Inc (b)	48,061	120,153
ANI Pharmaceuticals Inc (b)	32,126	3,003,781
Aquestive Therapeutics Inc (b)(c)	135,074	509,229
Arvinas Inc (b)	127,294	983,983
Assertio Holdings Inc (b)(c)	171,742	143,422
Atea Pharmaceuticals Inc (b)	139,467	468,609
Athira Pharma Inc (b)	47,882	18,607
Avadel Pharmaceuticals PLC Class A (b)	188,771	2,786,260
Axsome Therapeutics Inc (b)	76,773	9,311,029
Aytu BioPharma Inc (b)	1,589	3,734
BioAge Labs Inc (c)	21,165	104,343
Biofrontera Inc (b)(c)	422	374
Biote Corp Class A (b)	40,624	139,747
Bristol-Myers Squibb Co	3,795,858	179,088,580
Cadrenal Therapeutics Inc (b)	1,109	14,267
CalciMedica Inc (b)	11,756	31,741
Cassava Sciences Inc (b)	80,721	184,044
cbdMD Inc (b)	140	103
Cingulate Inc (b)(c)	6,652	26,541
Citius Pharmaceuticals Inc (b)	11,655	15,501
Clearside Biomedical Inc (b)	139,260	51,178
Cocrystal Pharma Inc (b)	8,526	12,789
Cognition Therapeutics Inc (b)(c)	102,739	249,656
Collegium Pharmaceutical Inc (b)	59,920	2,324,896
Context Therapeutics Inc (b)	98,427	82,679
Contineum Therapeutics Inc Class A (b)	10,433	109,025
Corcept Therapeutics Inc (b)	175,760	12,253,987
CorMedix Inc (b)(c)	130,103	1,929,427
Crinetics Pharmaceuticals Inc (b)	173,926	5,389,967
Cumberland Pharmaceuticals Inc (b)	17,994	62,799
Dare Bioscience Inc (b)	15,418	31,144
Durect Corp (b)	51,358	98,607
Edgewise Therapeutics Inc (b)	127,289	1,826,597
Elanco Animal Health Inc (b)	926,701	17,004,963
Eli Lilly & Co (c)	1,466,373	1,074,235,533
Enliven Therapeutics Inc (b)	72,685	1,473,325
Enliven Therapeutics Inc rights (b)(c)(d)	30,877	0
Esperion Therapeutics Inc (b)	342,055	759,362
Eton Pharmaceuticals Inc (b)	47,460	821,533
Evoke Pharma Inc (b)	41	223
Evolus Inc (b)	92,568	706,294
EyePoint Pharmaceuticals Inc (b)	127,271	1,472,525
Fulcrum Therapeutics Inc (b)	84,640	548,467
Harmony Biosciences Holdings Inc (b)	72,427	2,671,832
Harrow Inc (b)(c)	58,041	2,263,599
Hepion Pharmaceuticals Inc rights (b)(d)	1	0
Hoth Therapeutics Inc (b)	16,172	18,760
Hyperion DeFi Inc (b)(c)	4,983	30,396
IGC Pharma Inc (b)	99,144	42,731
ImageneBio Inc (b)	5,856	78,470
ImageneBio Inc rights (b)(d)	70,277	0
Impact BioMedical Inc (b)	2,449	1,420
Innoviva Inc (b)	101,194	2,067,393
Jaguar Health Inc (b)(c)	691	1,126
Jazz Pharmaceuticals PLC (b)	115,152	14,710,668
Johnson & Johnson	4,485,512	794,698,162
Journey Medical Corp (b)	23,681	170,740
Kiora Pharmaceuticals Inc (b)	747	2,077
LENZ Therapeutics Inc (b)(c)	31,091	1,201,045
Ligand Pharmaceuticals Inc (b)	35,523	5,744,424
Lipocine Inc (b)	8,740	25,433
Liquidia Corp (b)(c)	91,077	2,521,011
Lyra Therapeutics Inc (b)(c)	1,191	8,337
Maze Therapeutics Inc	16,947	245,562
MBX Biosciences Inc (b)	20,654	311,669
Merck & Co Inc	4,681,605	393,816,614
Mind Medicine MindMed Inc (b)(c)	123,401	1,095,801
Mira Pharmaceuticals Inc (b)	21,893	29,993
Nektar Therapeutics (b)	19,797	591,138
Neumora Therapeutics Inc (b)	155,085	268,297
NRX Pharmaceuticals Inc (b)	31,033	71,997
Nutriband Inc (b)	9,833	63,570
Nuvation Bio Inc Class A (b)	475,267	1,411,543
Ocular Therapeutix Inc (b)	240,576	2,937,433
Omeros Corp (b)(c)	107,217	446,023
Optinose Inc (d)	14,747	0
Organon & Co	487,937	4,596,367
Pacira BioSciences Inc (b)	85,560	2,281,885
Perrigo Co PLC	254,128	6,032,999
Pfizer Inc	10,601,737	262,499,008
Phathom Pharmaceuticals Inc (b)	84,104	1,024,387
Phibro Animal Health Corp Class A	37,061	1,373,851
Pliant Therapeutics Inc (b)	95,539	156,684
Prestige Consumer Healthcare Inc (b)	92,148	6,269,750
Processa Pharmaceuticals Inc (b)	441	83
ProPhase Labs Inc (b)	22,224	7,514
Pulmatrix Inc (b)	4,453	21,931
Rafael Holdings Inc Class B (b)	75,586	111,111
Rani Therapeutics Holdings Inc Class A (b)	26,094	13,311
Rapport Therapeutics Inc (b)	15,314	269,986
Relmada Therapeutics Inc (b)	56,071	62,800
Reviva Pharmaceuticals Holdings Inc (b)(c)	68,554	30,849
Royalty Pharma PLC Class A	674,169	24,256,601
Satsuma Pharmaceuticals Inc rights (b)(d)	37,071	0
scPharmaceuticals Inc (b)	51,578	283,679
SCYNEXIS Inc (b)	67,062	55,755
Seelos Therapeutics Inc rights (b)(c)(d)	1,387	0
Septerna Inc (c)	30,975	374,798
SIGA Technologies Inc	72,717	610,096
Sonoma Pharmaceuticals Inc (b)	2,528	11,250
Supernus Pharmaceuticals Inc (b)	103,983	4,691,713
Talphera Inc (b)	15,764	8,528
Tarsus Pharmaceuticals Inc (b)	72,127	4,225,200
Telomir Pharmaceuticals Inc (b)(c)	30,279	39,968
Terns Pharmaceuticals Inc (b)	111,464	775,789
TFF Pharmaceuticals Inc (b)(d)	4,951	322
TherapeuticsMD Inc (b)	14,835	16,467
Theravance Biopharma Inc (b)	63,996	888,264
Third Harmonic Bio Inc (b)(d)	39,477	0
TNF Pharmaceuticals Inc (b)(c)	1,546	75
Traws Pharma Inc (b)	7,466	10,453
Traws Pharma Inc rights (b)(d)	23,169	0
Trevi Therapeutics Inc (b)	133,413	967,911
Tvardi Therapeutics Inc (b)(c)	14,543	435,127
Ventyx Biosciences Inc (b)	115,734	277,762
Verrica Pharmaceuticals Inc (b)	11,206	62,698
Veru Inc (b)	23,201	75,403
Viatris Inc	2,195,857	23,166,291
VYNE Therapeutics Inc (b)	21,393	6,856
WaVe Life Sciences Ltd (b)	222,410	2,135,136
Xeris Biopharma Holdings Inc (b)	295,738	2,315,629
Xeris Biopharma Holdings Inc rights (b)(d)	72,002	0
Zevra Therapeutics Inc (b)	92,908	842,676
Zoetis Inc Class A	829,299	129,702,364
		3,034,284,690
TOTAL HEALTH CARE		10,852,339,864

Industrials - 9.7%
Aerospace & Defense - 2.3%
AAR Corp (b)	66,543	5,034,643
AeroVironment Inc (b)	59,383	14,332,087
AerSale Corp (b)	59,642	514,710
Air Industries Group (b)(c)	6,993	22,238
Archer Aviation Inc Class A (b)(c)	919,894	8,233,051
Astronics Corp (b)	57,247	2,082,073
ATI Inc (b)	262,470	20,351,924
Axon Enterprise Inc (b)	137,965	103,099,865
Boeing Co (b)	1,405,534	329,850,719
BWX Technologies Inc	170,029	27,551,499
Byrna Technologies Inc (b)(c)	32,713	667,345
Cadre Holdings Inc	48,005	1,479,034
CPI Aerostructures Inc (b)	19,805	49,513
Curtiss-Wright Corp	70,329	33,627,811
Ducommun Inc (b)	25,400	2,316,988
Eve Holding Inc Class A (b)	92,650	364,115
GE Aerospace	1,987,564	546,977,614
General Dynamics Corp	469,245	152,302,850
HEICO Corp	79,585	24,832,112
HEICO Corp Class A	133,546	32,720,105
Hexcel Corp	149,974	9,470,858
Howmet Aerospace Inc	752,883	131,076,930
Huntington Ingalls Industries Inc	73,316	19,853,240
Innovative Solutions And Support Inc (b)	20,462	264,983
Intuitive Machines Inc Class A (b)(c)	191,968	1,683,559
Karman Holdings Inc (c)	88,718	4,738,428
Kratos Defense & Security Solutions Inc (b)	309,583	20,382,945
L3Harris Technologies Inc	348,572	96,770,559
Leonardo DRS Inc	138,779	5,781,533
Loar Holdings Inc (b)	50,412	3,562,112
Lockheed Martin Corp	388,614	177,064,197
Mercury Systems Inc (b)	95,372	6,442,379
Momentus Inc Class A (b)	3,172	4,219
Moog Inc Class A	52,732	10,327,562
National Presto Industries Inc	9,709	1,017,697
Northrop Grumman Corp	252,357	148,900,724
Optex Systems Holdings Inc (b)	10,413	114,439
Park Aerospace Corp	37,174	696,641
Redwire Corp Class A (b)(c)	91,300	813,483
Rocket Lab Corp (c)	679,346	33,016,216
RTX Corp	2,489,890	394,896,554
Sidus Space Inc Class A (b)	38,045	47,937
SIFCO Industries Inc (b)	3,677	26,055
Spirit AeroSystems Holdings Inc Class A (b)	218,368	9,081,925
StandardAero Inc	244,351	6,472,858
Textron Inc	336,603	26,982,096
TransDigm Group Inc	104,627	146,360,618
V2X Inc (b)	26,495	1,523,463
Virgin Galactic Holdings Inc Class A (b)(c)	65,895	204,933
VirTra Inc (b)	19,692	117,758
Woodward Inc	110,749	27,335,068
		2,591,442,265
Air Freight & Logistics - 0.2%
Air T Inc (b)	2,315	54,009
Arrive AI Inc (c)	8,438	41,515
CH Robinson Worldwide Inc	221,400	28,494,180
Expeditors International of Washington Inc	255,566	30,805,926
FedEx Corp	411,297	95,038,398
Forward Air Corp Class A (b)(c)	38,611	1,159,488
GXO Logistics Inc (b)	214,023	11,268,311
Hub Group Inc Class A	111,621	4,176,858
Radiant Logistics Inc (b)	83,890	542,768
United Parcel Service Inc Class B	1,368,698	119,678,953
		291,260,406
Building Products - 0.6%
A O Smith Corp	217,285	15,490,248
AAON Inc	125,616	10,419,847
Advanced Drainage Systems Inc	131,302	18,903,549
Allegion plc	160,384	27,233,203
Alpha Pro Tech Ltd (b)	18,054	86,298
American Woodmark Corp (b)	27,873	1,799,760
Apogee Enterprises Inc	40,780	1,793,301
Armstrong World Industries Inc	80,895	15,836,814
AZZ Inc	55,590	6,275,555
Builders FirstSource Inc (b)	205,784	28,538,125
Carlisle Cos Inc	80,518	31,071,091
Carrier Global Corp	1,486,974	96,950,705
CSW Industrials Inc	31,272	8,554,143
Fortune Brands Innovations Inc	224,714	13,150,263
Gibraltar Industries Inc (b)	56,076	3,509,797
Griffon Corp	73,066	5,564,707
Hayward Holdings Inc (b)	262,880	4,227,110
Insteel Industries Inc	36,665	1,407,203
Janus International Group Inc (b)	261,823	2,709,868
JELD-WEN Holding Inc (b)	159,324	1,018,080
Jewett-Cameron Trading Co Ltd (b)	1,150	4,152
Johnson Controls International plc	1,225,531	130,997,009
Lennox International Inc	59,605	33,251,245
Masco Corp	390,483	28,657,547
Masterbrand Inc (b)	235,028	2,987,206
Northann Corp (b)	37,712	5,163
Owens Corning	158,573	23,812,907
Quanex Building Products Corp	87,963	1,870,973
Resideo Technologies Inc (b)	278,905	9,496,715
Simpson Manufacturing Co Inc	78,167	14,939,277
Tecnoglass Inc	41,149	2,986,594
Tecogen Inc (b)	24,517	187,310
Trane Technologies PLC	415,449	172,660,605
Trex Co Inc (b)	199,690	12,306,895
UFP Industries Inc	112,384	11,347,412
Zurn Elkay Water Solutions Corp	262,881	11,924,282
		751,974,959
Commercial Services & Supplies - 0.6%
ABM Industries Inc	116,460	5,726,338
ACCO Brands Corp	173,598	697,864
Acme United Corp	6,226	267,843
ACV Auctions Inc Class A (b)	327,158	3,814,662
American Rebel Holdings Inc (b)	14,160	11,573
Aqua Metals Inc (b)	1,143	4,378
Bitcoin Depot Inc Class A (b)	25,681	92,965
Brady Corp Class A	82,561	6,446,363
Bridger Aerospace Group Holdings Inc (b)	40,620	82,459
BrightView Holdings Inc (b)	129,069	1,858,594
Brink's Co/The	78,457	8,790,322
Casella Waste Systems Inc Class A (b)	116,146	11,447,350
CECO Environmental Corp (b)	53,203	2,425,525
Cintas Corp	638,867	134,181,237
Clean Harbors Inc (b)	93,920	22,748,363
CompX International Inc Class A	2,729	67,843
Copart Inc (b)	1,639,625	80,030,096
CoreCivic Inc (b)	202,215	4,100,920
Deluxe Corp	82,272	1,617,468
Driven Brands Holdings Inc (b)	109,615	2,019,108
DSS Inc (b)	1,684	2,071
Ennis Inc	49,451	903,470
Enviri Corp (b)	149,851	1,693,316
Fuel Tech Inc (b)	69,084	201,725
GEO Group Inc/The (b)	257,985	5,350,609
Greenwave Technology Solutions Inc (b)(c)	164	1,115
Healthcare Services Group Inc (b)	136,971	2,138,117
HNI Corp	88,396	3,972,516
Interface Inc	107,731	2,878,572
Knightscope Inc Class A (b)(c)	11,455	69,188
LanzaTech Global Inc Class A (b)(c)	1,468	31,063
Liquidity Services Inc (b)	42,038	1,117,790
MillerKnoll Inc	126,224	2,664,589
Mobile Infrastructure Corp Class A (b)	66,633	259,202
Montrose Environmental Group Inc (b)	59,870	1,859,562
MSA Safety Inc	73,027	12,458,406
NL Industries Inc	14,611	95,556
Odyssey Marine Exploration Inc (b)	49,217	96,465
OPENLANE Inc (b)	200,501	5,798,489
Perma-Fix Environmental Services Inc (b)(c)	33,007	392,453
Pitney Bowes Inc	291,936	3,538,264
Quad/Graphics Inc Class A	59,782	398,148
Quest Resource Holding Corp (b)	25,712	47,953
Republic Services Inc	378,195	88,486,285
Rollins Inc	524,353	29,646,919
Royalty Management Holding Corp Class A	14,738	33,013
Steelcase Inc Class A	174,488	2,920,929
Team Inc (b)	8,165	157,177
Tetra Tech Inc	491,797	17,911,247
TOMI Environmental Solutions Inc (b)	12,577	10,376
UniFirst Corp/MA	28,038	4,985,717
Veralto Corp	461,480	49,004,561
Vestis Corp	211,911	991,743
Virco Mfg. Corp	18,092	155,772
VSE Corp	33,737	5,478,889
Waste Management Inc	681,959	154,388,699
		686,571,237
Construction & Engineering - 0.4%
AECOM	246,214	30,749,666
Ameresco Inc Class A (b)	60,549	1,539,761
API Group Corp (b)	681,389	24,311,960
Arcosa Inc	90,747	8,979,416
Argan Inc	24,042	5,486,865
Bowman Consulting Group Ltd (b)	26,583	1,135,892
Centuri Holdings Inc (b)	85,868	1,823,836
Comfort Systems USA Inc	65,706	46,216,286
Concrete Pumping Holdings Inc	45,204	314,620
Construction Partners Inc Class A (b)	88,056	10,557,914
Dycom Industries Inc (b)	53,677	13,551,832
EMCOR Group Inc	83,543	51,796,660
Everus Construction Group Inc	94,721	7,429,915
Fluor Corp (b)	306,408	12,568,856
Granite Construction Inc	80,926	8,719,777
Great Lakes Dredge & Dock Corp (b)	124,255	1,448,813
IES Holdings Inc (b)	15,716	5,489,756
INNOVATE Corp (b)(c)	23,517	127,227
Limbach Holdings Inc (b)	19,857	2,274,818
MasTec Inc (b)	114,395	20,784,428
Matrix Service Co (b)	46,491	703,409
MYR Group Inc (b)	29,154	5,459,670
NWPX Infrastructure Inc (b)	18,926	1,002,321
Orion Group Holdings Inc (b)	63,836	472,386
Primoris Services Corp	100,951	11,967,741
Quanta Services Inc	276,431	104,479,861
Shimmick Corp (b)	8,257	23,366
Southland Holdings Inc (b)	21,929	89,690
Sterling Infrastructure Inc (b)	56,767	15,811,313
Tutor Perini Corp (b)	82,789	4,879,584
Valmont Industries Inc	37,307	13,696,146
WillScot Holdings Corp	340,614	8,256,483
		422,150,268
Electrical Equipment - 1.0%
374Water Inc (b)	130,291	46,527
Acuity Inc	57,130	18,651,231
Advent Technologies Holdings Inc (b)	2,478	11,126
Allient Inc	28,040	1,272,455
American Superconductor Corp (b)	73,189	3,652,131
AMETEK Inc	430,335	79,525,908
Amprius Technologies Inc (b)	85,554	606,578
Array Technologies Inc (b)(c)	270,207	2,434,565
Atkore Inc	63,617	3,701,873
Babcock & Wilcox Enterprises Inc (b)	112,458	250,781
Beam Global (b)(c)	24,849	68,086
Blink Charging Co (b)(c)	216,209	255,127
Bloom Energy Corp Class A (b)(c)	376,326	19,922,698
Broadwind Inc (b)	36,964	77,624
ChargePoint Holdings Inc Class A (b)(c)	39,112	440,792
Complete Solaria Inc Class A (b)(c)	81,626	123,255
Dragonfly Energy Holdings Corp (b)(c)	3,584	1,025
Eaton Corp PLC	729,143	254,572,987
Emerson Electric Co	1,047,659	138,290,988
Energous Corp (b)(c)	277	2,068
Energy Focus Inc (b)	160	408
Energy Vault Holdings Inc Class A (b)(c)	177,685	358,924
EnerSys	73,024	7,495,914
Enovix Corp Class B (b)(c)	302,303	2,908,155
Eos Energy Enterprises Inc (b)(c)	420,743	2,903,127
Espey Mfg. & Electronics Corp	4,761	221,196
ESS Tech Inc Class A (b)(c)	10,687	15,496
Fluence Energy Inc Class A (b)(c)	117,680	870,832
Flux Power Holdings Inc (b)	20,377	30,973
FTC Solar Inc (b)(c)	12,982	81,138
FuelCell Energy Inc (b)(c)	38,160	160,272
GE Vernova Inc	508,740	311,842,358
Generac Holdings Inc (b)	109,994	20,376,389
GrafTech International Ltd (b)	34,504	340,900
Hubbell Inc	99,650	42,948,154
Hyliion Holdings Corp Class A (b)	222,121	373,163
Ideal Power Inc (b)	13,189	69,110
KULR Technology Group Inc (b)(c)	54,911	258,082
LSI Industries Inc	50,543	1,158,951
NeoVolta Inc (b)(c)	51,007	183,115
Net Power Inc Class A (b)(c)	65,987	168,267
NEXTracker Inc Class A (b)	267,632	18,000,928
NuScale Power Corp Class A (b)(c)	224,291	7,771,683
nVent Electric PLC	307,934	27,834,154
Ocean Power Technologies Inc (b)(c)	325,475	168,922
Orion Energy Systems Inc (b)	9,604	70,109
Pioneer Power Solutions Inc	22,822	86,495
Plug Power Inc (b)(c)	1,886,985	2,962,566
Polar Power Inc (b)	1,011	2,118
Powell Industries Inc	17,604	4,685,481
Power Solutions International Inc (b)	9,818	813,814
Preformed Line Products Co	5,444	1,040,185
Regal Rexnord Corp	123,783	18,484,515
Rockwell Automation Inc	210,230	72,199,289
Sensata Technologies Holding PLC	273,798	8,909,387
SES AI Corp Class A (b)(c)	280,134	305,346
Shoals Technologies Group Inc (b)	312,166	2,032,201
SKYX Platforms Corp (b)	127,294	147,661
SolarMax Technology Inc (b)	8,645	10,201
Solidion Technology Inc Class A (b)(c)	1,801	5,889
Stardust Power Inc Class A (b)	14,928	5,995
Stem Inc Class A (b)(c)	14,329	216,798
SUNation Energy Inc rights (b)(d)	760	0
Sunrun Inc (b)(c)	423,880	6,769,364
Thermon Group Holdings Inc (b)	63,010	1,671,025
Tigo Energy Inc (b)	40,617	56,864
Ultralife Corp (b)	19,421	134,879
Vertiv Holdings Co Class A	711,026	90,691,366
Vicor Corp (b)	43,937	2,245,620
Westwater Resources Inc (b)	132,043	104,314
Zeo Energy Corp Class A (b)	25,853	42,399
		1,184,142,317
Ground Transportation - 0.9%
ArcBest Corp	42,916	3,165,484
Avis Budget Group Inc (b)(c)	31,420	4,971,587
Covenant Logistics Group Inc Class A	29,984	723,514
CSX Corp	3,502,244	113,857,952
Ftai Infrastructure Inc	214,083	1,027,598
Heartland Express Inc	81,987	704,268
Hertz Global Holdings Inc (b)(c)	230,024	1,318,038
JB Hunt Transport Services Inc	145,978	21,165,350
Knight-Swift Transportation Holdings Inc	304,606	13,372,203
Landstar System Inc	65,195	8,627,254
Lyft Inc Class A (b)	692,048	11,225,019
Marten Transport Ltd	108,482	1,284,427
Norfolk Southern Corp	419,834	117,545,123
Old Dominion Freight Line Inc	346,424	52,299,631
PAMT CORP (b)	11,115	136,159
Proficient Auto Logistics Inc (b)	30,824	243,510
RXO Inc (b)	264,037	4,311,724
Ryder System Inc	77,505	14,533,738
Saia Inc (b)	49,527	14,682,774
Schneider National Inc Class B	86,934	2,149,008
U-Haul Holding Co (b)	21,759	1,252,230
U-Haul Holding Co Class N	183,231	9,571,988
Uber Technologies Inc (b)	3,897,882	365,426,439
Union Pacific Corp	1,113,122	248,860,686
Universal Logistics Holdings Inc	12,510	324,509
Werner Enterprises Inc	114,732	3,310,018
XPO Inc (b)	219,353	28,450,084
		1,044,540,315
Industrial Conglomerates - 0.4%
3M Co	1,003,919	156,139,522
Honeywell International Inc	1,197,612	262,875,834
		419,015,356
Machinery - 1.8%
3D Systems Corp (b)	240,133	552,306
AGCO Corp	115,272	12,471,278
AgEagle Aerial Systems Inc (b)(c)	21,631	41,315
Agrify Corp (b)(c)	2,403	113,229
AirJoule Technologies Corp Class A (b)	37,307	171,612
Alamo Group Inc	19,273	4,075,469
Albany International Corp Class A	57,865	3,675,006
Allison Transmission Holdings Inc	157,668	13,765,993
Astec Industries Inc	42,580	1,971,028
Atmus Filtration Technologies Inc	153,307	6,825,228
Blue Bird Corp (b)	59,338	3,464,746
Caterpillar Inc	876,333	367,218,581
Chart Industries Inc (b)	83,554	16,657,325
ClearSign Technologies Corp (b)	103,165	60,279
CNH Industrial NV Class A	1,625,919	18,616,773
Columbus McKinnon Corp/NY	53,996	808,860
Commercial Vehicle Group Inc (b)	50,426	88,750
Crane Co	91,114	16,883,424
Cummins Inc	256,530	102,211,813
Deere & Co	470,420	225,161,830
Donaldson Co Inc	223,426	17,800,349
Douglas Dynamics Inc	44,219	1,488,854
Dover Corp	255,258	45,655,446
Eastern Co/The	10,607	252,022
Energy Recovery Inc (b)	108,070	1,535,675
Enerpac Tool Group Corp Class A	100,517	4,255,890
Enpro Inc	38,923	8,515,185
Esab Corp	106,691	12,308,941
ESCO Technologies Inc	48,044	9,652,520
Federal Signal Corp	113,459	13,954,322
Flowserve Corp	242,934	13,035,838
Fortive Corp	634,417	30,363,198
Franklin Electric Co Inc	72,320	7,077,235
FreightCar America Inc (b)	25,563	218,308
Gates Industrial Corp PLC (b)	428,828	10,960,844
Gencor Industries Inc (b)	19,092	310,436
Gorman-Rupp Co/The	38,525	1,647,714
Graco Inc	311,847	26,628,615
Graham Corp (b)	19,236	943,526
Greenbrier Cos Inc/The	58,072	2,707,897
Helios Technologies Inc	61,364	3,328,383
Hillenbrand Inc	130,110	3,303,493
Hillman Solutions Corp Class A (b)	364,424	3,600,509
Hurco Cos Inc (b)	11,214	187,050
Hydrofarm Holdings Group Inc (b)(c)	8,349	39,908
Hyster-Yale Inc Class A	20,384	764,400
Hyzon Motors Inc Class A (b)(c)(d)	3,038	1,925
IDEX Corp	140,617	23,131,497
Illinois Tool Works Inc	495,981	131,261,372
Ingersoll Rand Inc	753,465	59,847,725
ITT Inc	146,757	24,985,379
JBT Marel Corp	86,382	12,377,677
Kadant Inc	21,938	7,092,117
Kennametal Inc	144,454	3,095,649
L B Foster Co Class A (b)	18,138	472,132
Laser Photonics Corp (b)(c)	10,823	43,508
Lincoln Electric Holdings Inc	104,024	25,239,343
Lindsay Corp	20,263	2,780,691
LiqTech International Inc (b)	4,574	8,599
Manitowoc Co Inc/The (b)	65,231	645,787
Mayville Engineering Co Inc (b)	23,932	349,407
Microvast Holdings Inc (b)(c)	342,104	913,418
Middleby Corp/The (b)	99,239	13,580,857
Miller Industries Inc/TN	21,435	902,199
Mueller Industries Inc	205,893	19,753,374
Mueller Water Products Inc Class A1	292,029	7,697,884
Nauticus Robotics Inc (b)(c)	62,141	56,219
Nephros Inc (b)	11,640	43,417
NN Inc (b)	81,488	209,424
Nordson Corp	101,108	22,758,400
Nuburu Inc Class A (b)	81,684	13,200
Omega Flex Inc	7,208	254,442
Oshkosh Corp	119,800	16,696,526
Otis Worldwide Corp	735,964	63,572,570
PACCAR Inc	979,470	97,927,411
Palladyne AI Corp Class A (b)(c)	45,068	340,714
Park-Ohio Holdings Corp	16,059	324,392
Parker-Hannifin Corp	238,001	180,726,060
Pentair PLC	306,190	32,924,611
Perma-Pipe International Holdings Inc (b)	13,761	409,940
Proto Labs Inc (b)	45,133	2,248,075
RBC Bearings Inc (b)	58,480	22,804,861
REV Group Inc	96,102	5,113,587
Richtech Robotics Inc Class B (b)(c)	107,467	327,237
Snap-on Inc	97,515	31,715,779
SPX Technologies Inc (b)	92,023	17,218,424
Standex International Corp	22,378	4,566,678
Stanley Black & Decker Inc	289,538	21,509,778
Symbotic Inc Class A (b)(c)	74,912	3,553,076
Taylor Devices Inc (b)	5,750	281,750
TechPrecision Corp (b)	16,214	88,366
Tennant CO	35,261	2,892,812
Terex Corp	122,769	6,131,084
Timken Co/The	120,019	9,269,067
Titan International Inc (b)	90,961	802,276
Toro Co/The	186,347	15,105,288
Trinity Industries Inc	152,253	4,327,030
Twin Disc Inc	22,362	282,544
Urban-Gro Inc (b)(c)	10,932	4,516
Wabash National Corp	82,886	919,206
Watts Water Technologies Inc Class A	51,117	14,154,297
Westinghouse Air Brake Technologies Corp	318,942	61,715,277
Worthington Enterprises Inc	57,540	3,786,132
Xos Inc (b)(c)	3,534	10,001
Xylem Inc/NY	454,026	64,271,921
		2,058,908,331
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	79,098	1,332,010
Kirby Corp (b)	104,252	10,133,294
Lakeside Holding Ltd (b)	1,061	1,210
Matson Inc	61,026	6,349,755
Pangaea Logistics Solutions Ltd	61,590	328,275
		18,144,544
Passenger Airlines - 0.2%
Alaska Air Group Inc (b)	226,774	14,236,872
Allegiant Travel Co (b)	27,281	1,709,427
American Airlines Group Inc (b)(c)	1,228,524	16,425,366
Delta Air Lines Inc	1,217,044	75,188,979
flyExclusive Inc Class A (b)	4,370	17,567
Frontier Group Holdings Inc (b)(c)	151,477	742,237
JetBlue Airways Corp (b)(c)	561,863	3,005,967
Joby Aviation Inc Class A (b)(c)	929,443	13,151,618
Mesa Air Group Inc (b)	67,500	83,700
SkyWest Inc (b)	75,288	9,139,963
Southwest Airlines Co	1,063,666	34,994,612
Spirit Aviation Holdings Inc	37,924	46,267
Strata Critical Medical Inc (b)	115,946	506,684
Sun Country Airlines Holdings Inc (b)	73,961	979,983
Surf Air Mobility Inc (b)(c)	26,361	114,407
United Airlines Holdings Inc (b)	609,844	64,033,621
Wheels Up Experience Inc Class A (b)(c)	162,841	477,124
		234,854,394
Professional Services - 0.8%
Alight Inc Class A	834,576	3,238,155
Amentum Holdings Inc	281,200	7,015,940
Asure Software Inc (b)	45,409	381,436
Automatic Data Processing Inc	756,135	229,902,847
Barrett Business Services Inc	47,663	2,325,954
BGSF Inc (b)	16,795	103,961
BlackSky Technology Inc Class A (b)(c)	46,723	820,456
Booz Allen Hamilton Holding Corp Class A	235,788	25,634,871
Broadridge Financial Solutions Inc	219,136	56,015,544
CACI International Inc (b)	41,008	19,672,358
Cbiz Inc (b)	100,705	6,499,501
Clarivate PLC (b)(c)	821,569	3,573,825
Concentrix Corp (c)	85,396	4,505,493
Conduent Inc (b)	270,081	750,825
CRA International Inc	12,524	2,426,650
CSG Systems International Inc	50,979	3,270,813
Dayforce Inc (b)	299,715	20,911,116
DLH Holdings Corp (b)	21,056	117,492
Equifax Inc	231,853	57,105,394
ExlService Holdings Inc (b)	303,421	13,283,771
Exponent Inc	95,329	6,804,584
Falcon's Beyond Global Inc Class A	8,963	65,923
First Advantage Corp (b)	111,858	1,829,997
FiscalNote Holdings Inc Class A (b)(c)	143,472	60,947
Forrester Research Inc (b)	20,907	203,634
Franklin Covey Co (b)	21,501	420,560
FTI Consulting Inc (b)	62,923	10,611,335
GEE Group Inc (b)	278,309	54,603
Genpact Ltd	299,736	13,590,030
Heidrick & Struggles International Inc	37,832	1,922,244
HireQuest Inc	10,583	103,290
Hudson Global Inc (b)	3,736	35,155
Huron Consulting Group Inc (b)	30,101	4,122,633
ICF International Inc	34,875	3,425,423
Innodata Inc (b)(c)	52,085	1,978,188
Insperity Inc	66,178	3,654,349
Jacobs Solutions Inc	224,285	32,797,196
KBR Inc	241,248	12,173,374
Kelly Services Inc Class A	57,981	825,070
Kforce Inc	31,558	1,028,791
Korn Ferry	96,617	7,163,184
Legalzoom.com Inc (b)	205,352	2,275,300
Leidos Holdings Inc	240,210	43,458,793
ManpowerGroup Inc	86,934	3,686,002
Mastech Digital Inc (b)	9,233	74,695
Maximus Inc	104,568	9,193,619
Mistras Group Inc (b)	35,762	341,885
Nixxy Inc (b)	37,510	63,767
Parsons Corp (b)	88,209	7,065,541
Paychex Inc	598,378	83,446,804
Paycom Software Inc	90,803	20,625,901
Paylocity Holding Corp (b)	80,272	14,387,151
Planet Labs PBC Class A (b)	407,173	2,886,857
Professional Diversity Network Inc (b)	961	6,428
Rcm Technologies Inc (b)	10,471	284,078
Resolute Holdings Management Inc	6,697	442,605
Resources Connection Inc	63,503	324,500
Robert Half Inc	186,807	6,971,637
Science Applications International Corp	87,934	10,349,832
Skillsoft Corp Class A (b)	8,200	126,034
Spire Global Inc Class A (b)(c)	60,236	544,533
SS&C Technologies Holdings Inc	399,283	35,400,431
TransUnion	363,959	32,173,976
TriNet Group Inc	57,243	4,145,538
TrueBlue Inc (b)	55,209	329,598
TTEC Holdings Inc (b)	35,096	133,014
UL Solutions Inc Class A	115,842	7,317,739
Upwork Inc (b)	232,335	3,575,636
Verisk Analytics Inc	260,573	69,864,833
Verra Mobility Corp Class A (b)	299,521	7,443,097
Where Food Comes From Inc (b)	2,768	33,326
Willdan Group Inc (b)	24,696	2,713,103
		930,113,165
Trading Companies & Distributors - 0.5%
Air Lease Corp Class A	193,059	11,624,082
Alta Equipment Group Inc Class A	37,509	312,825
Applied Industrial Technologies Inc	70,759	18,650,657
BlueLinx Holdings Inc (b)	15,689	1,296,068
Boise Cascade Co	70,958	6,173,346
Core & Main Inc Class A (b)	352,094	22,787,524
Custom Truck One Source Inc Class A (b)(c)	98,419	604,293
Distribution Solutions Group Inc (b)	16,982	546,990
DNOW Inc (b)	195,660	3,130,560
DXP Enterprises Inc/TX (b)	23,656	2,954,161
EVI Industries Inc	9,861	273,544
Fastenal Co	2,139,405	106,242,852
Ferguson Enterprises Inc	370,597	85,663,497
FTAI Aviation Ltd	190,968	29,380,427
GATX Corp	66,613	11,211,634
Global Industrial Co	26,688	996,263
GMS Inc (b)	71,963	7,910,893
Herc Holdings Inc	60,864	7,960,403
Hudson Technologies Inc (b)	77,187	784,220
iPower Inc (b)(c)	26,747	12,915
Karat Packaging Inc	13,675	345,704
McGrath RentCorp	45,807	5,565,092
Mrc Global Inc (b)	159,351	2,403,013
MSC Industrial Direct Co Inc Class A	83,049	7,493,511
NPK International Inc (b)	160,709	1,671,374
QXO Inc (b)(c)	898,889	18,094,636
Rush Enterprises Inc Class A	125,490	7,203,126
Rush Enterprises Inc Class B	5,653	328,100
SiteOne Landscape Supply Inc (b)	83,057	11,897,085
Titan Machinery Inc (b)	38,711	774,220
Transcat Inc (b)	17,370	1,458,212
United Rentals Inc	121,279	115,983,959
Watsco Inc	64,968	26,141,824
Wesco International Inc	83,042	18,255,953
Willis Lease Finance Corp	5,272	783,841
WW Grainger Inc	81,436	82,535,386
Xometry Inc Class A (b)	86,717	4,290,757
		623,742,947
Transportation Infrastructure - 0.0%
Singularity Future Technology Ltd (b)(c)	5,426	5,860
Sky Harbour Group Corp Class A (b)(c)	36,992	389,896
		395,756
TOTAL INDUSTRIALS		11,257,256,260

Information Technology - 31.2%
Communications Equipment - 0.9%
Actelis Networks Inc (b)(c)	8,133	2,949
ADTRAN Holdings Inc (b)	133,332	1,250,654
Applied Optoelectronics Inc (b)(c)	99,170	2,399,914
Arista Networks Inc	1,919,706	262,135,854
Aviat Networks Inc (b)	22,122	507,921
BK Technologies Corp (b)	5,517	390,493
Calix Inc (b)	108,975	6,478,564
Cambium Networks Corp (b)(c)	18,981	14,420
Ciena Corp (b)	265,445	24,943,867
Cisco Systems Inc	7,413,987	512,232,362
Clearfield Inc (b)	21,524	702,113
ClearOne Inc (b)	1,585	6,482
CommScope Holding Co Inc (b)	402,951	6,463,334
Comtech Telecommunications Corp (b)	50,386	98,253
Digi International Inc (b)	67,974	2,360,057
Extreme Networks Inc (b)	250,423	5,354,044
F5 Inc (b)	106,879	33,468,090
Franklin Wireless Corp (b)	19,579	86,931
Genasys Inc (b)	82,428	159,910
Harmonic Inc (b)	215,575	2,073,832
Inseego Corp (b)(c)	21,121	260,422
KVH Industries Inc (b)	26,743	150,563
Lantronix Inc (b)	55,928	277,683
Lumentum Holdings Inc (b)	129,346	17,178,442
Motorola Solutions Inc	310,930	146,901,988
Netgear Inc (b)	53,900	1,464,463
NetScout Systems Inc (b)	132,644	3,301,509
Network-1 Technologies Inc (c)	15,146	22,568
Ondas Holdings Inc (b)	308,004	1,804,903
Optical Cable Corp (b)	18,528	117,560
Ribbon Communications Inc (b)	163,120	665,530
Ubiquiti Inc	7,877	4,160,080
Viasat Inc (b)	157,956	5,106,717
Viavi Solutions Inc (b)	410,267	4,627,812
		1,047,170,284
Electronic Equipment, Instruments & Components - 0.8%
908 Devices Inc (b)	51,762	323,513
Advanced Energy Industries Inc	70,286	10,520,408
Aeva Technologies Inc (b)	62,048	918,621
AEye Inc Class A (b)(c)	36,748	103,629
Airgain Inc (b)	19,295	81,811
Amphenol Corp Class A	2,253,931	245,362,929
AmpliTech Group Inc (b)	33,042	125,560
Arlo Technologies Inc (b)	191,758	3,338,507
Arrow Electronics Inc (b)	96,828	12,232,281
Astrotech Corp (b)	4,038	20,634
Avnet Inc	157,914	8,617,367
Badger Meter Inc	54,862	10,035,357
Bel Fuse Inc Class A	2,957	338,369
Bel Fuse Inc Class B	20,096	2,704,118
Belden Inc	74,280	9,671,256
Benchmark Electronics Inc	66,725	2,708,368
CDW Corp/DE	245,786	40,495,701
Climb Global Solutions Inc	7,250	895,810
Coda Octopus Group Inc (b)	13,333	108,064
Cognex Corp	313,467	13,773,740
Coherent Corp (b)	289,445	26,186,089
Corning Inc	1,437,386	96,347,984
CPS Technologies Corp (b)	12,397	42,770
Crane NXT Co	91,696	5,477,002
CTS Corp	55,902	2,375,276
Daktronics Inc (b)	77,682	1,347,783
Data I/O Corp (b)	19,849	61,532
Digital Ally Inc (b)	1	1
ePlus Inc	48,795	3,531,294
Evolv Technologies Holdings Inc Class A (b)	209,557	1,726,750
Flex Ltd (b)	713,862	38,277,280
Focus Universal Inc (b)(c)	4,563	8,669
Frequency Electronics Inc (b)	15,821	510,227
Identiv Inc (b)	41,415	153,236
Insight Enterprises Inc (b)	51,234	6,668,617
Interlink Electronics Inc (b)	5,707	52,619
IPG Photonics Corp (b)	48,718	3,986,107
Itron Inc (b)	84,822	10,428,017
Jabil Inc	199,882	40,941,830
Key Tronic Corp (b)	25,302	73,882
Keysight Technologies Inc (b)	321,747	52,583,112
Kimball Electronics Inc (b)	46,601	1,345,371
Knowles Corp (b)	163,546	3,491,707
LGL Group Inc/The (b)	4,219	27,381
LightPath Technologies Inc Class A (b)	72,326	386,944
Lightwave Logic Inc (b)(c)	237,699	798,669
Littelfuse Inc	46,187	12,000,768
M-Tron Industries Inc (b)	4,303	193,549
M-Tron Industries Inc warrants 3/11/2028 (b)	4,312	7,115
Methode Electronics Inc	67,450	521,389
MicroVision Inc (b)(c)	470,022	540,525
Mirion Technologies Inc Class A (b)	346,436	7,101,938
MultiSensor AI Holdings Inc (b)	51,940	35,013
Napco Security Technologies Inc	67,643	2,573,816
Neonode Inc (b)(c)	24,099	577,171
nLight Inc (b)	91,452	2,633,818
Nortech Systems Inc (b)	192	1,746
Novanta Inc (b)	66,807	7,777,003
OSI Systems Inc (b)	29,244	6,727,582
Ouster Inc Class A (b)	89,001	2,539,199
PAR Technology Corp (b)	76,725	3,926,786
PC Connection Inc	23,002	1,476,958
Plexus Corp (b)	50,983	6,985,181
Powerfleet Inc NJ (b)	214,115	999,917
Ralliant Corp	210,673	8,808,238
Red Cat Holdings Inc (b)(c)	117,293	1,048,599
Research Frontiers Inc (b)	56,153	75,807
RF Industries Ltd (b)	19,124	134,155
Richardson Electronics Ltd/United States	23,128	227,348
Rogers Corp (b)	31,210	2,448,737
Sanmina Corp (b)	99,842	11,733,432
ScanSource Inc (b)	40,056	1,748,444
Scantech AI Systems Inc (c)	37,173	15,716
SmartRent Inc Class A (b)	324,852	480,781
Sono-Tek Corp (b)	28,985	97,100
Syntec Optics Holdings Inc Class A (b)	12,042	19,026
Taitron Components Inc Class A	2,875	6,037
TD SYNNEX Corp	139,387	20,639,033
Teledyne Technologies Inc (b)	87,315	46,990,314
Trimble Inc (b)	444,634	35,935,320
TTM Technologies Inc (b)	190,002	8,468,389
VerifyMe Inc (b)	25,913	23,068
Vishay Intertechnology Inc	208,569	3,224,477
Vishay Precision Group Inc (b)	24,014	682,478
Vontier Corp	274,676	11,786,347
Vuzix Corp (b)(c)	124,264	263,440
Wrap Technologies Inc (b)(c)	64,019	88,986
Zebra Technologies Corp Class A (b)	94,999	30,123,233
		900,894,171
IT Services - 0.9%
Akamai Technologies Inc (b)	272,125	21,533,251
Applied Digital Corp (b)	334,565	5,346,349
ASGN Inc (b)	81,456	4,418,988
Backblaze Inc Class A (b)	83,037	693,359
BigBear.ai Holdings Inc (b)(c)	258,893	1,312,588
Brand Engagement Network Inc Class A (b)	7,944	2,445
Castellum Inc (b)	109,445	109,445
CISO Global Inc (b)	36,512	33,697
Cloudflare Inc Class A (b)	579,337	120,913,425
Cognizant Technology Solutions Corp Class A	920,248	66,487,918
Commerce.com Inc (b)	123,881	576,047
CoreWeave Inc Class A (b)	74,028	7,627,845
Couchbase Inc (b)	80,805	1,970,834
Crexendo Inc (b)	22,761	143,850
CSP Inc	11,391	137,375
Data Storage Corp (b)	10,205	46,433
DigitalOcean Holdings Inc (b)	117,194	3,822,868
DXC Technology Co (b)	337,701	4,879,779
EPAM Systems Inc (b)	106,109	18,713,383
Fastly Inc Class A (b)	245,610	1,869,092
Gartner Inc (b)	143,766	36,112,582
Glimpse Group Inc/The (b)	26,642	39,430
GoDaddy Inc Class A (b)	265,884	39,433,256
Grid Dynamics Holdings Inc (b)	114,903	952,546
Hackett Group Inc/The	46,457	967,235
IBM Corporation	1,732,431	421,829,624
Information Services Group Inc	67,704	350,030
Kyndryl Holdings Inc (b)	433,104	13,768,376
MongoDB Inc Class A (b)	151,193	47,718,023
Okta Inc Class A (b)	311,299	28,879,208
Rackspace Technology Inc (b)	139,433	175,686
Research Solutions Inc/CA (b)	46,012	139,416
Snowflake Inc (b)	622,380	148,537,211
TSS Inc/MD (b)(c)	25,585	356,271
Tucows Inc Class A (b)	18,442	337,120
Twilio Inc Class A (b)	284,304	30,025,345
Unisys Corp (b)	126,269	493,712
VeriSign Inc	156,572	42,802,088
WidePoint Corp (b)	14,203	69,453
XTI Aerospace Inc (b)(c)	9,885	19,868
		1,073,645,451
Semiconductors & Semiconductor Equipment - 11.9%
ACM Research Inc Class A (b)	94,020	2,653,244
Advanced Micro Devices Inc (b)	3,022,361	491,526,569
Aehr Test Systems (b)(c)	52,582	1,311,921
Aeluma Inc (b)(c)	19,478	443,904
Alpha & Omega Semiconductor Ltd (b)	45,307	1,303,482
Ambarella Inc (b)	73,772	6,084,715
Amkor Technology Inc	215,130	5,203,995
Amtech Systems Inc (b)	20,996	132,905
Analog Devices Inc	924,457	232,325,289
Applied Materials Inc	1,514,294	243,437,903
Ascent Solar Technologies Inc (b)(c)	2,280	4,514
Astera Labs Inc (b)	39,912	7,271,966
Atomera Inc (b)(c)	57,769	189,482
Axcelis Technologies Inc (b)(c)	59,938	4,797,438
AXT Inc (b)	72,398	209,954
Blaize Holdings Inc Class A (b)	103,352	368,967
Broadcom Inc	8,764,788	2,606,560,303
CEVA Inc (b)	43,782	972,836
Cirrus Logic Inc (b)	99,536	11,366,016
Cohu Inc (b)	86,334	1,718,047
Credo Technology Group Holding Ltd (b)	272,113	33,484,865
CVD Equipment Corp (b)	12,554	35,402
Datavault AI Inc (b)(c)	84,277	30,087
Diodes Inc (b)	87,454	4,760,558
Enphase Energy Inc (b)	244,061	9,201,100
Entegris Inc	281,824	23,599,942
Everspin Technologies Inc (b)	35,144	225,976
First Solar Inc (b)	199,684	38,976,320
FormFactor Inc (b)	145,331	4,242,212
GCT Semiconductor Holding Inc Class A (b)(c)	64,040	84,533
GSI Technology Inc (b)	34,120	100,313
Ichor Holdings Ltd (b)	62,552	1,054,001
Impinj Inc (b)	43,537	8,161,881
Intel Corp (b)	8,135,371	198,096,284
inTEST Corp (b)	21,193	148,351
KLA Corp	246,451	214,905,272
Kopin Corp (b)	279,989	587,977
Lam Research Corp	2,383,814	238,738,972
Lattice Semiconductor Corp (b)	255,707	16,973,831
MACOM Technology Solutions Holdings Inc (b)	111,316	14,265,145
Marvell Technology Inc	1,609,295	101,168,330
MaxLinear Inc Class A (b)	145,973	2,294,696
Microchip Technology Inc	1,001,353	65,087,945
Micron Technology Inc	2,083,107	247,910,564
MKS Inc	124,903	12,907,476
Mobix Labs Inc Class A (b)	42,136	49,720
Monolithic Power Systems Inc	89,370	74,691,871
Navitas Semiconductor Corp Class A (b)(c)	250,326	1,466,910
NVE Corp	9,236	596,461
NVIDIA Corp	45,460,035	7,918,228,896
ON Semiconductor Corp (b)	777,824	38,572,292
Onto Innovation Inc (b)	90,986	9,644,516
PDF Solutions Inc (b)	57,722	1,180,415
Penguin Solutions Inc (b)	98,745	2,382,717
Peraso Inc (b)	4,399	3,828
Photronics Inc (b)	116,953	2,651,325
Pixelworks Inc (b)(c)	7,809	67,314
Power Integrations Inc	105,066	4,738,477
Qorvo Inc (b)	174,259	15,805,291
QUALCOMM Inc	2,044,906	328,677,741
QuickLogic Corp (b)(c)	25,332	129,953
Rambus Inc (b)	200,899	14,820,319
Rigetti Computing Inc Class A (b)(c)	476,739	7,737,474
Semtech Corp (b)	161,098	9,358,183
Silicon Laboratories Inc (b)	60,390	8,113,397
SiTime Corp (b)	38,852	9,389,363
SkyWater Technology Inc (b)(c)	40,281	482,969
Skyworks Solutions Inc	279,399	20,938,161
SolarEdge Technologies Inc (b)(c)	109,490	3,702,952
Synaptics Inc (b)	72,243	5,046,896
Teradyne Inc	298,750	35,324,200
Texas Instruments Inc	1,693,418	342,883,277
Trio-Tech International (b)	4,207	22,550
Ultra Clean Holdings Inc (b)	83,298	2,000,818
Universal Display Corp	82,783	11,472,896
Veeco Instruments Inc (b)	111,533	2,734,789
		13,727,841,454
Software - 10.8%
8x8 Inc (b)	250,253	495,501
A10 Networks Inc	136,313	2,414,103
ACCESS Newswire Inc (b)	5,854	64,394
ACI Worldwide Inc (b)	194,645	9,605,731
Adeia Inc	200,944	3,022,198
Adobe Inc (b)	794,297	283,325,740
Agilysys Inc (b)	42,143	4,598,644
Airship AI Holdings Inc Class A (b)(c)	35,097	156,884
Alarm.com Holdings Inc (b)	92,664	5,432,890
Alkami Technology Inc (b)(c)	126,890	3,248,384
Amplitude Inc Class A (b)	161,618	1,847,294
Appfolio Inc Class A (b)	42,902	11,900,157
Appian Corp Class A (b)	79,372	2,443,070
AppLovin Corp Class A (b)	412,953	197,635,176
Arteris Inc (b)	45,040	424,277
Asana Inc Class A (b)	174,604	2,549,218
Atlassian Corp Class A (b)	308,415	54,830,019
AudioEye Inc (b)(c)	11,865	152,465
Aurora Innovation Inc Class A (b)	1,989,092	11,198,588
authID Inc (b)(c)	23,120	103,115
Autodesk Inc (b)	398,980	125,559,006
AvePoint Inc Class A (b)	211,650	3,462,594
Aware Inc/MA (b)	30,465	67,023
Bentley Systems Inc Class B	288,016	16,028,090
BILL Holdings Inc (b)	176,381	8,187,606
Blackbaud Inc (b)	70,264	4,687,311
Blackboxstocks Inc (b)	4,698	29,597
BlackLine Inc (b)(c)	95,769	5,206,961
Blend Labs Inc Class A (b)	360,821	1,306,172
Box Inc Class A (b)	268,596	8,764,287
Braze Inc Class A (b)	127,912	3,543,162
Bridgeline Digital Inc (b)	21,385	30,581
BTCS Inc (b)(c)	24,682	103,171
Btcs Inc Series V (b)(d)	11,578	0
C3.ai Inc Class A (b)(c)	221,178	3,740,120
Cadence Design Systems Inc (b)	508,930	178,344,340
Ccc Intelligent Solutions Holdings Inc Class A (b)	898,554	8,895,685
Cerence Inc (b)	80,274	845,285
Cipher Mining Inc (b)(c)	438,968	3,353,716
Circle Internet Group Inc Class A	91,150	12,029,977
Cleanspark Inc (b)(c)	517,805	4,903,613
Clear Secure Inc Class A	173,618	6,304,070
Clearwater Analytics Holdings Inc Class A (b)	450,424	9,310,264
Commvault Systems Inc (b)	82,148	15,332,513
Confluent Inc Class A (b)	533,403	10,593,384
Consensus Cloud Solutions Inc (b)	32,928	874,897
Core Scientific Inc (b)(c)	556,280	7,982,618
CoreCard Corp (b)	10,384	287,325
Crowdstrike Holdings Inc Class A (b)	464,225	196,692,133
CS Disco Inc (b)	43,351	237,130
CXApp Inc Class A (b)	26,091	19,636
CYNGN Inc (b)(c)	3,415	18,680
Daily Journal Corp (b)(c)	1,727	806,854
Datadog Inc Class A (b)	595,266	81,360,957
Digimarc Corp (b)(c)	26,982	233,664
Digital Turbine Inc (b)	176,938	743,140
Docusign Inc (b)	378,334	29,003,084
Dolby Laboratories Inc Class A	114,096	8,178,401
Domo Inc Class B (b)	64,222	942,779
Dropbox Inc Class A (b)	365,978	10,635,321
Duos Technologies Group Inc (b)	15,839	101,370
Dynatrace Inc (b)	558,293	28,249,626
eGain Corp (b)	35,386	222,578
Elastic NV (b)	163,414	13,899,995
EverCommerce Inc (b)(c)	31,973	369,288
Exodus Movement Inc Class A (b)(c)	15,369	387,606
Expensify Inc Class A (b)	90,459	177,300
Fair Isaac Corp (b)	45,409	69,096,151
Five9 Inc (b)	140,635	3,785,894
Fortinet Inc (b)	1,184,838	93,329,689
Freshworks Inc Class A (b)	369,468	4,976,734
Gen Digital Inc	1,018,943	30,772,079
Gitlab Inc Class A (b)	236,528	11,358,075
Greenidge Generation Holdings Inc Class A (b)	17,158	21,104
Guidewire Software Inc (b)	156,363	33,933,898
HubSpot Inc (b)	98,344	47,516,870
I3 Verticals Inc Class A (b)(c)	40,028	1,258,881
Informatica Inc Class A (b)	153,186	3,818,927
Intapp Inc (b)	101,397	4,663,248
Intellicheck Inc (b)	38,425	209,416
Intellinetics Inc (b)	5,083	56,609
InterDigital Inc	48,275	13,116,800
Intrusion Inc (b)	32,559	57,629
Intuit Inc	521,099	347,573,033
Inuvo Inc (b)	22,767	77,180
Iveda Solutions Inc (b)(c)	5,496	8,794
Jamf Holding Corp (b)	116,944	1,089,918
Kaltura Inc (b)	147,635	234,740
Klaviyo Inc Class A (b)	209,062	6,781,971
LivePerson Inc (b)	133,899	124,794
LiveRamp Holdings Inc (b)	121,214	3,384,295
LM Funding America Inc (b)	4,607	5,759
Manhattan Associates Inc (b)	113,155	24,378,113
MARA Holdings Inc (b)(c)	657,191	10,501,912
Marin Software Inc (b)	2,863	2,033
Meridianlink Inc (b)	49,332	981,213
Microsoft Corp	13,854,704	7,020,039,970
Mitek Systems Inc (b)	84,646	860,850
Myseum Inc (b)	5,809	11,734
N-able Inc/US (b)	132,871	1,070,940
nCino Inc (b)(c)	170,938	5,488,819
NCR Voyix Corp (b)	262,830	3,464,099
NetSol Technologies Inc (b)	22,704	91,951
NextNav Inc Class A (b)	126,153	2,246,785
NextTrip Inc (b)(c)	1,241	4,753
Nutanix Inc Class A (b)	463,036	31,120,650
Oblong Inc (b)	2,368	6,938
Olo Inc Class A (b)	221,939	2,274,875
ON24 Inc (b)	69,116	395,344
OneSpan Inc	66,797	1,010,305
Onestream Inc Class A (b)	142,864	2,970,143
Ooma Inc (b)	46,862	605,457
Oracle Corp	3,031,778	685,575,959
PagerDuty Inc (b)	167,095	2,797,170
Palantir Technologies Inc Class A (b)	3,965,107	621,371,918
Palo Alto Networks Inc (b)	1,234,123	235,125,114
Pegasystems Inc	166,278	9,013,930
Phunware Inc (b)(c)	36,912	95,233
Pivotal Software Inc Class A rights (b)(d)	130,247	0
Porch Group Inc (b)	177,284	3,008,509
Procore Technologies Inc (b)	199,566	13,871,833
Progress Software Corp (b)	80,301	3,717,133
PROS Holdings Inc (b)	81,263	1,259,577
PTC Inc (b)	223,907	47,804,145
Q2 Holdings Inc (b)	116,396	9,163,857
Qualys Inc (b)	67,891	9,220,277
Rapid7 Inc (b)	118,400	2,452,064
reAlpha Tech Corp (b)(c)	15,697	6,098
Red Violet Inc	21,038	1,056,949
Rekor Systems Inc (b)(c)	224,220	251,126
ReposiTrak Inc	22,482	364,208
Rimini Street Inc (b)	87,278	377,914
RingCentral Inc Class A (b)	148,205	4,521,735
Riot Platforms Inc (b)	581,753	8,004,921
Roper Technologies Inc	200,442	105,494,629
Rubrik Inc Class A (b)	229,964	20,558,782
SailPoint Inc	113,660	2,345,942
Salesforce Inc	1,788,320	458,257,000
Samsara Inc Class A (b)	525,956	19,008,050
SEMrush Holdings Inc Class A (b)	60,521	478,116
SentinelOne Inc Class A (b)	592,076	11,166,553
Servicenow Inc (b)	385,834	353,987,262
ServiceTitan Inc Class A (b)	17,212	1,845,643
Silvaco Group Inc (b)(c)	16,388	87,512
Smith Micro Software Inc (b)	37,889	28,045
Soluna Holdings Inc (b)(c)	8,274	3,922
SoundHound AI Inc Class A (b)(c)	687,150	8,946,693
SoundThinking Inc (b)	16,828	214,220
Sprinklr Inc Class A (b)	215,986	1,866,119
Sprout Social Inc Class A (b)	99,331	1,568,436
SPS Commerce Inc (b)	70,598	7,786,959
Strategy Inc Class A (b)	473,026	158,184,625
Synchronoss Technologies Inc (b)	17,553	105,669
Synopsys Inc (b)	344,736	208,055,071
T Stamp Inc Class A (b)	2,323	6,644
Telos Corp (b)	95,596	590,783
Tenable Holdings Inc (b)	226,240	6,995,341
Teradata Corp (b)	176,671	3,706,558
Terawulf Inc (b)(c)	578,381	5,465,700
Thumzup Media Corp (b)(c)	6,493	35,387
Tyler Technologies Inc (b)	80,526	45,326,475
UiPath Inc Class A (b)	775,904	8,628,052
Unity Software Inc (b)	566,949	22,343,460
Upland Software Inc (b)	46,983	132,962
Urgent.ly Inc (b)	2,070	9,005
Varonis Systems Inc (b)	208,834	12,325,383
Veea Inc Class A (b)	32,204	18,843
Verb Technology Co Inc (b)(c)	1,275	18,488
Verint Systems Inc (b)	114,965	2,344,136
Veritone Inc (b)(c)	73,805	225,105
Vertex Inc Class A (b)	108,104	2,791,245
Viant Technology Inc Class A (b)	30,117	313,217
VirnetX Holding Corp (b)(c)	5,830	79,813
Weave Communications Inc (b)	74,762	581,648
Workday Inc Class A (b)	404,216	93,301,137
Workiva Inc Class A (b)	96,128	7,905,567
Xperi Inc (b)	82,487	494,922
Yext Inc (b)	202,095	1,837,044
Zeta Global Holdings Corp Class A (b)	395,626	7,770,095
Zoom Communications Inc Class A (b)	489,755	39,875,852
Zscaler Inc (b)	178,558	49,469,494
		12,523,921,404
Technology Hardware, Storage & Peripherals - 5.9%
Apple Inc	27,841,306	6,463,080,776
AstroNova Inc (b)	11,598	131,985
Boxlight Corp Class A (b)	1,653	2,893
CompoSecure Inc Class A (b)(c)	76,125	1,455,510
Corsair Gaming Inc (b)	84,929	758,416
CPI Card Group Inc (b)	8,761	136,496
Dell Technologies Inc Class C	558,983	68,279,773
Diebold Nixdorf Inc (b)	69,220	4,230,034
Eastman Kodak Co (b)	135,790	801,161
Hewlett Packard Enterprise Co	2,448,589	55,264,654
HP Inc	1,760,479	50,244,071
Immersion Corp	57,547	406,282
IonQ Inc (b)(c)	444,249	18,987,202
Movano Inc (b)(c)	10,593	11,335
NetApp Inc	379,671	42,823,092
One Stop Systems Inc (b)	34,993	208,208
Pure Storage Inc Class A (b)	579,615	44,983,920
Quantum Computing Inc (b)(c)	204,890	3,233,164
Quantum Corp (b)	13,095	97,296
Sandisk Corp/DE	252,049	13,225,011
Seagate Technology Holdings PLC	395,364	66,183,934
Socket Mobile Inc (b)	1,516	1,592
Sonim Technologies Inc (b)	3,324	1,960
Super Micro Computer Inc (b)(c)	957,450	39,772,473
TransAct Technologies Inc (b)	22,116	95,983
Turtle Beach Corp (b)	30,666	485,136
Western Digital Corp	649,398	52,172,635
Xerox Holdings Corp (c)	220,608	878,020
		6,927,953,012
TOTAL INFORMATION TECHNOLOGY		36,201,425,776

Materials - 2.2%
Chemicals - 1.2%
AdvanSix Inc	49,754	1,067,721
Air Products and Chemicals Inc	415,071	122,076,532
Albemarle Corp	219,300	18,622,956
Alto Ingredients Inc (b)	144,879	163,713
American Vanguard Corp (b)	50,625	273,375
Arq Inc (b)	57,373	442,920
Ashland Inc	87,472	4,911,553
ASP Isotopes Inc (b)	103,193	957,631
Aspen Aerogels Inc (b)(c)	122,505	837,934
Avient Corp	173,944	6,505,506
Axalta Coating Systems Ltd (b)	405,464	12,674,805
Balchem Corp	61,090	9,902,078
Cabot Corp	100,300	8,180,468
Celanese Corp	203,173	9,677,130
CF Industries Holdings Inc	302,347	26,192,321
Chemours Co/The	276,252	4,254,281
Core Molding Technologies Inc (b)	14,244	273,485
Corteva Inc	1,271,532	94,334,959
Dow Inc	1,317,710	32,455,197
DuPont de Nemours Inc	779,700	59,974,524
Eastman Chemical Co	216,691	15,242,045
Ecolab Inc	470,309	130,294,405
Ecovyst Inc (b)	192,870	1,753,188
Element Solutions Inc	414,686	10,665,724
Flotek Industries Inc (b)	54,345	657,031
FMC Corp	232,948	9,108,267
Hawkins Inc	35,107	5,874,454
HB Fuller Co	100,900	6,159,945
Huntsman Corp	307,579	3,432,582
Ingevity Corp (b)	67,314	3,929,791
Innospec Inc	45,865	4,017,315
International Flavors & Fragrances Inc	479,072	32,342,151
Intrepid Potash Inc (b)	18,180	553,217
Koppers Holdings Inc	37,764	1,094,401
Kronos Worldwide Inc	39,869	254,364
Linde PLC	876,984	419,452,677
LSB Industries Inc (b)	95,892	797,821
LyondellBasell Industries NV Class A1	480,096	27,053,410
Mativ Holdings Inc	99,627	1,252,311
Minerals Technologies Inc	58,364	3,819,924
Mosaic Co/The	590,480	19,722,032
NewMarket Corp	14,024	11,597,287
Northern Technologies International Corp	15,873	117,460
Novusterra Inc (b)(c)(d)	7,806	0
Olin Corp	213,794	5,058,366
Origin Materials Inc Class A (b)	233,885	125,082
Perimeter Solutions Inc	260,306	5,828,251
PPG Industries Inc	424,189	47,182,542
PureCycle Technologies Inc (b)(c)	276,546	3,951,842
Quaker Chemical Corp	25,364	3,679,555
Rayonier Advanced Materials Inc (b)	120,949	673,686
RPM International Inc	239,830	30,053,097
Scotts Miracle-Gro Co/The	80,662	4,938,128
Sensient Technologies Corp	78,945	8,957,100
Sherwin-Williams Co/The	429,395	157,085,573
Solesence Inc (b)	40,572	148,494
Stepan Co	38,836	1,942,965
Trinseo PLC	66,485	159,564
Tronox Holdings PLC	216,900	928,332
Valhi Inc	4,093	66,757
Westlake Corp	62,818	5,516,677
		1,399,266,902
Construction Materials - 0.3%
CRH PLC	1,257,522	142,037,110
Eagle Materials Inc	61,907	14,294,326
Knife River Corp (b)(c)	105,601	8,553,681
Martin Marietta Materials Inc	112,469	69,325,892
Smith-Midland Corp (b)(c)	8,181	353,174
United States Lime & Minerals Inc	19,427	2,446,248
Vulcan Materials Co	246,470	71,762,205
		308,772,636
Containers & Packaging - 0.2%
Amcor PLC	4,277,496	36,914,790
AptarGroup Inc	122,875	17,112,801
Avery Dennison Corp	145,823	25,030,518
Ball Corp	516,618	27,194,772
Crown Holdings Inc	214,534	21,320,389
Eightco Holdings Inc (b)	4,092	6,179
Graphic Packaging Holding CO	564,794	12,577,962
Greif Inc Class A	40,673	2,656,354
Greif Inc Class B	18,188	1,241,876
International Paper Co	985,382	48,953,778
Myers Industries Inc	70,413	1,178,714
O-I Glass Inc (b)	291,501	3,786,598
Packaging Corp of America	166,627	36,318,021
Ranpak Holdings Corp Class A (b)	84,008	443,562
Sealed Air Corp	276,158	8,966,850
Silgan Holdings Inc	150,669	7,069,389
Smurfit WestRock PLC	925,917	43,851,429
Sonoco Products Co	183,091	8,651,050
TriMas Corp	69,888	2,702,569
		305,977,601
Metals & Mining - 0.5%
5E Advanced Materials Inc (b)(c)	2,892	10,064
Alcoa Corp	481,818	15,509,721
Alpha Metallurgical Resources Inc (b)	20,662	3,082,564
American Battery Technology Co (b)(c)	170,029	419,972
American Infrastructure Corp (c)(d)	16,617	0
Ampco-Pittsburgh Corp (b)	29,789	81,026
Ascent Industries Co (b)	17,440	213,117
Carpenter Technology Corp	92,622	22,310,787
Century Aluminum Co (b)	98,504	2,199,594
Cleveland-Cliffs Inc (b)(c)	900,248	9,677,666
Coeur Mining Inc (b)	1,191,159	15,663,741
Commercial Metals Co	210,530	12,141,265
Compass Minerals International Inc (b)	64,094	1,220,991
Contango ORE Inc (b)	17,624	388,257
Dakota Gold Corp (b)	149,941	625,254
Freeport-McMoRan Inc	2,679,183	118,955,726
Friedman Industries Inc	13,444	256,646
Gold Resource Corp (b)	258,561	130,625
Hecla Mining Co	1,175,686	10,005,088
Hycroft Mining Holding Corp (b)(c)	42,346	192,674
Idaho Strategic Resources Inc (b)(c)	22,582	635,457
Inno Holdings Inc (b)(c)	2,978	15,456
Ivanhoe Electric Inc / US (b)(c)	171,471	1,529,521
Kaiser Aluminum Corp	29,651	2,308,923
Materion Corp	39,124	4,334,939
Metallus Inc (b)	68,575	1,126,687
MP Materials Corp (b)(c)	248,000	17,642,720
Newmont Corp	2,075,681	154,430,667
Nucor Corp	430,475	64,024,547
Olympic Steel Inc	17,781	599,398
Paramount Gold Nevada Corp (b)	119,458	121,847
Ramaco Resources Inc Class A (b)	59,911	1,553,492
Ramaco Resources Inc Class B	27,784	451,490
ReElement Technologies Corp (c)(d)	30,998	0
Reliance Inc	97,917	28,950,140
Royal Gold Inc	122,591	22,014,892
Ryerson Holding Corp	50,397	1,149,052
Solitario Resources Corp (b)	46,041	35,267
Steel Dynamics Inc	257,643	33,730,622
SunCoke Energy Inc	156,444	1,207,748
Tredegar Corp (b)	46,004	360,211
United States Antimony Corp (b)(c)	149,632	680,826
US Gold Corp (b)	19,755	259,383
USA Rare Earth Inc Class A (b)(c)	102,720	1,532,582
Warrior Met Coal Inc	98,420	6,017,399
Worthington Steel Inc	66,293	2,207,557
		560,005,601
Paper & Forest Products - 0.0%
Clearwater Paper Corp (b)	29,650	639,550
Louisiana-Pacific Corp	115,865	11,019,920
Magnera Corp (b)(c)	65,489	812,063
Sylvamo Corp	63,681	2,937,605
		15,409,138
TOTAL MATERIALS		2,589,431,878

Real Estate - 2.4%
Diversified REITs - 0.0%
Alexander & Baldwin Inc	136,218	2,634,456
Alpine Income Property Trust Inc	26,417	403,388
American Assets Trust Inc	88,881	1,857,613
Armada Hoffler Properties Inc Class A	153,762	1,119,387
Broadstone Net Lease Inc Class A	350,684	6,519,216
CTO Realty Growth Inc	53,738	928,593
Essential Properties Realty Trust Inc	368,407	11,538,507
Generation Income Properties Inc (b)	3,170	3,042
Gladstone Commercial Corp	86,099	1,158,032
Global Net Lease Inc	374,043	2,943,718
Mackenzie Realty Capital Inc	3,122	19,012
Modiv Industrial Inc Class C	16,974	257,495
NexPoint Diversified Real Estate Trust	75,146	295,324
One Liberty Properties Inc	30,231	722,219
WP Carey Inc	409,008	27,444,437
		57,844,439
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	287,689	23,717,081
American Healthcare REIT Inc	297,515	12,730,667
CareTrust REIT Inc	394,612	13,578,599
Community Healthcare Trust Inc	47,885	737,907
Diversified Healthcare Trust	397,050	1,512,761
Global Medical REIT Inc	124,683	935,122
Healthcare Realty Trust Inc	656,631	11,412,247
Healthpeak Properties Inc	1,294,745	23,227,725
LTC Properties Inc	85,171	3,108,742
Medical Properties Trust Inc (c)	1,121,392	5,046,264
National Health Investors Inc	86,346	6,760,028
Omega Healthcare Investors Inc	540,724	23,018,621
Sabra Health Care REIT Inc	441,670	8,440,314
Sila Realty Trust Inc	103,298	2,576,252
Strawberry Fields REIT Inc	12,333	143,802
Universal Health Realty Income Trust	25,386	1,030,418
Ventas Inc	841,322	57,277,202
Welltower Inc	1,158,670	194,980,988
		390,234,740
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT Inc	413,664	5,402,452
Ashford Hospitality Trust Inc (b)	10,021	60,026
Braemar Hotels & Resorts Inc	105,651	291,597
Chatham Lodging Trust	90,279	688,829
DiamondRock Hospitality Co	383,972	3,286,800
Host Hotels & Resorts Inc	1,296,699	22,316,190
Park Hotels & Resorts Inc	383,263	4,507,173
Pebblebrook Hotel Trust	221,364	2,465,995
RLJ Lodging Trust	283,193	2,180,586
Ryman Hospitality Properties Inc	112,670	11,130,669
Service Properties Trust	316,286	853,972
Sotherly Hotels Inc (b)	17,757	12,914
Summit Hotel Properties Inc	204,268	1,119,389
Sunstone Hotel Investors Inc	370,359	3,511,003
Xenia Hotels & Resorts Inc	189,655	2,679,825
		60,507,420
Industrial REITs - 0.2%
Americold Realty Trust Inc	488,227	7,049,998
EastGroup Properties Inc	97,926	16,604,333
First Industrial Realty Trust Inc	248,260	13,058,476
Industrial Logistics Properties Trust	117,336	722,789
Lineage Inc (c)	111,320	4,665,421
LXP Industrial Trust	546,997	4,966,733
Plymouth Industrial REIT Inc	75,953	1,670,966
Prologis Inc	1,730,828	196,933,610
Rexford Industrial Realty Inc	441,541	18,284,213
STAG Industrial Inc Class A	347,132	12,791,814
Terreno Realty Corp (c)	193,632	11,186,121
		287,934,474
Office REITs - 0.1%
Brandywine Realty Trust	329,752	1,404,744
BXP Inc	272,254	19,741,138
City Office Reit Inc	74,178	514,054
COPT Defense Properties	208,522	6,001,263
Cousins Properties Inc	311,991	9,200,615
Creative Media & Community Trust Corp (c)	162	1,042
Douglas Emmett Inc	309,910	5,023,641
Easterly Government Properties Inc	78,853	1,804,945
Empire State Realty Trust Inc Class A	252,391	1,930,791
Franklin Street Properties Corp	152,966	253,924
Highwoods Properties Inc	199,676	6,295,784
Hudson Pacific Properties Inc (b)	629,469	1,768,808
JBG SMITH Properties (c)	145,102	3,110,987
Kilroy Realty Corp	201,688	8,388,204
NET Lease Office Properties	28,048	830,782
Office Properties Income Trust	90,949	19,408
Orion Properties Inc	98,748	293,282
Paramount Group Inc (b)	345,513	2,487,694
Peakstone Realty Trust	68,155	866,932
Piedmont Realty Trust Inc Class A1	232,381	1,968,267
Postal Realty Trust Inc Class A	46,222	732,156
SL Green Realty Corp	131,614	7,487,520
Vornado Realty Trust	310,746	11,817,670
		91,943,651
Real Estate Management & Development - 0.2%
Alset Inc (b)	2,300	3,243
Altisource Portfolio Solutions SA (b)	27,025	309,707
Altisource Portfolio Solutions SA warrants 4/2/2029 (b)	25,313	16,205
Altisource Portfolio Solutions SA warrants 4/30/2032 (b)	25,313	20,921
American Realty Investors Inc (b)	2,448	37,454
American Strategic Investment Co Class A (b)	6,059	66,407
AMREP Corp (b)	6,396	137,322
Anywhere Real Estate Inc (b)	186,337	1,138,519
CBRE Group Inc Class A (b)	547,439	88,750,811
Compass Inc Class A (b)	792,313	7,194,202
Comstock Holding Cos Inc Class A (b)	6,329	100,125
CoStar Group Inc (b)	787,076	70,435,431
Cushman & Wakefield PLC (b)	427,533	6,742,195
Douglas Elliman Inc (b)	128,940	350,717
eXp World Holdings Inc	158,035	1,711,519
Fathom Holdings Inc (b)	14,910	29,671
Forestar Group Inc (b)	35,513	982,645
FRP Holdings Inc (b)	26,025	668,843
Howard Hughes Holdings Inc (b)	56,423	4,303,382
Jones Lang LaSalle Inc (b)	88,228	26,959,830
JW Mays Inc (b)	47	1,804
Kennedy-Wilson Holdings Inc	224,931	1,979,393
La Rosa Holdings Corp Class A (b)(c)	229	1,368
Marcus & Millichap Inc	45,899	1,495,848
Maui Land & Pineapple Co Inc (b)	15,233	264,750
Newmark Group Inc Class A	288,151	5,247,230
Offerpad Solutions Inc Class A (b)(c)	14,826	76,354
Opendoor Technologies Inc Class A (b)(c)	1,209,621	5,382,813
RE/MAX Holdings Inc Class A (b)	36,702	345,733
RMR Group Inc/The Class A	34,461	581,702
Seaport Entertainment Group Inc (b)	16,656	415,734
Seritage Growth Properties Class A (b)(c)	76,483	280,693
St Joe Co/The	71,318	3,598,706
Star Holdings (b)	27,494	238,923
Stratus Properties Inc (b)	13,416	261,075
Tejon Ranch Co (b)	47,933	834,514
Transcontinental Realty Investors Inc (b)	2,671	125,858
Zillow Group Inc Class A (b)	115,088	9,377,370
Zillow Group Inc Class C (b)	282,343	23,804,339
		264,273,356
Residential REITs - 0.3%
American Homes 4 Rent Class A	594,384	21,290,835
Apartment Investment and Management Co Class A	241,018	1,887,171
AvalonBay Communities Inc	265,145	51,928,649
Bluerock Homes Trust Inc Class A	8,089	104,955
BRT Apartments Corp	22,809	364,944
Camden Property Trust	199,395	22,328,252
Centerspace	31,358	1,865,801
Clipper Realty Inc	28,632	128,271
Elme Communities	165,217	2,821,906
Equity LifeStyle Properties Inc	357,392	21,547,164
Equity Residential	637,957	42,181,717
Essex Property Trust Inc	120,144	32,464,110
Independence Realty Trust Inc	436,572	7,906,319
Invitation Homes Inc	1,062,903	33,258,235
Mid-America Apartment Communities Inc	218,331	31,837,026
NexPoint Residential Trust Inc	41,996	1,449,282
Sun Communities Inc	223,982	28,416,596
UDR Inc	563,479	22,296,864
UMH Properties Inc	159,877	2,508,470
Veris Residential Inc	150,561	2,368,325
		328,954,892
Retail REITs - 0.3%
Acadia Realty Trust	255,114	5,104,831
Agree Realty Corp	205,308	14,934,104
Alexander's Inc	4,159	957,984
Brixmor Property Group Inc	569,219	15,932,440
CBL & Associates Properties Inc	27,806	885,621
Curbline Properties Corp	174,364	3,928,421
Federal Realty Investment Trust	144,970	14,576,734
FrontView REIT Inc	27,823	371,993
Getty Realty Corp	95,783	2,738,436
InvenTrust Properties Corp	143,271	4,265,178
Kimco Realty Corp	1,263,175	28,408,806
Kite Realty Group Trust	409,985	9,355,858
Macerich Co/The	468,321	8,617,106
NETSTREIT Corp	154,653	2,828,603
NNN REIT Inc	352,025	15,105,393
Phillips Edison & Co Inc	235,528	8,288,230
Realty Income Corp	1,685,104	99,016,711
Regency Centers Corp	305,042	22,115,545
Saul Centers Inc	24,068	822,403
Simon Property Group Inc	570,896	103,138,071
SITE Centers Corp	88,343	1,084,852
Tanger Inc	214,648	7,336,669
Urban Edge Properties	233,808	4,837,488
Whitestone REIT	84,622	1,113,626
		375,765,103
Specialized REITs - 0.9%
American Tower Corp	872,425	177,843,836
Crown Castle Inc	811,632	80,465,196
CubeSmart	424,851	17,384,903
Digital Realty Trust Inc	590,479	98,987,900
EPR Properties	141,130	7,656,303
Equinix Inc	182,440	143,432,504
Extra Space Storage Inc	395,561	56,794,648
Farmland Partners Inc	81,632	899,585
Four Corners Property Trust Inc	186,871	4,838,090
Gaming and Leisure Properties Inc	512,622	24,610,982
Gladstone Land Corp	65,571	603,253
Global Self Storage Inc	27,808	151,553
Iron Mountain Inc	550,496	50,827,296
Lamar Advertising Co Class A	164,165	20,889,996
Millrose Properties Inc Class A	223,529	7,892,809
National Storage Affiliates Trust	130,851	4,217,328
Outfront Media Inc	255,390	4,770,685
PotlatchDeltic Corp	132,469	5,567,672
Public Storage Operating Co	294,532	86,766,182
Rayonier Inc	260,392	6,843,102
Safehold Inc	85,722	1,410,984
SBA Communications Corp Class A	200,620	41,097,007
Smartstop Self Storage REIT Inc	59,261	2,156,508
VICI Properties Inc	1,970,586	66,566,395
Weyerhaeuser Co	1,351,209	34,955,777
		947,630,494
TOTAL REAL ESTATE		2,805,088,569

Utilities - 2.3%
Electric Utilities - 1.4%
ALLETE Inc	105,986	6,799,002
Alliant Energy Corp	478,393	31,129,033
American Electric Power Co Inc	995,824	110,556,380
Constellation Energy Corp	584,232	179,931,771
Duke Energy Corp	1,448,562	177,434,359
Edison International	718,653	40,337,993
Entergy Corp	831,941	73,285,683
Evergy Inc	428,000	30,499,280
Eversource Energy	685,873	43,943,883
Exelon Corp	1,881,612	82,188,812
FirstEnergy Corp	957,268	41,756,030
Genie Energy Ltd Class B	40,161	614,463
Hawaiian Electric Industries Inc (b)	319,230	4,137,221
IDACORP Inc	100,668	12,593,567
MGE Energy Inc	68,142	5,802,291
NextEra Energy Inc	3,837,649	276,502,611
NRG Energy Inc	364,668	53,081,074
OGE Energy Corp	374,073	16,706,100
Oklo Inc Class A (b)(c)	166,025	12,226,081
Otter Tail Corp	78,322	6,578,265
PG&E Corp	4,099,934	62,646,992
Pinnacle West Capital Corp	222,337	19,868,034
Portland General Electric Co	206,431	8,831,118
PPL Corp	1,378,580	50,276,813
Southern Co/The	2,047,859	189,017,386
TXNM Energy Inc	171,569	9,717,668
Xcel Energy Inc	1,075,216	77,834,886
		1,624,296,796
Gas Utilities - 0.1%
Atmos Energy Corp	295,781	49,138,098
Chesapeake Utilities Corp	45,460	5,617,947
MDU Resources Group Inc	384,683	6,266,486
National Fuel Gas Co	168,470	14,613,088
New Jersey Resources Corp	188,363	8,907,686
Northwest Natural Holding Co	74,772	3,105,281
ONE Gas Inc	112,902	8,637,003
RGC Resources Inc	15,416	342,852
Southwest Gas Holdings Inc	112,157	8,959,101
Spire Inc	111,189	8,517,077
UGI Corp	397,841	13,781,212
		127,885,831
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The	1,325,313	17,944,738
Clearway Energy Inc Class A	78,342	2,208,461
Clearway Energy Inc Class C	143,867	4,288,675
Hallador Energy Co (b)	60,848	992,431
Montauk Renewables Inc (b)	118,288	254,319
Ormat Technologies Inc	107,220	9,852,446
Spruce Power Holding Corp Class A (b)	24,351	35,309
Talen Energy Corp (b)	84,961	32,193,422
Vistra Corp	632,933	119,693,960
		187,463,761
Multi-Utilities - 0.6%
Ameren Corp	503,053	50,194,628
Avista Corp	152,935	5,588,245
Black Hills Corp	134,244	8,029,134
CenterPoint Energy Inc	1,214,997	45,817,537
CMS Energy Corp	558,461	39,969,054
Consolidated Edison Inc	673,214	66,129,811
Dominion Energy Inc	1,588,968	95,179,183
DTE Energy Co	386,571	52,824,927
NiSource Inc	871,269	36,828,541
Northwestern Energy Group Inc	113,759	6,542,280
Public Service Enterprise Group Inc	930,476	76,606,089
Sempra	1,216,677	100,448,853
Unitil Corp	31,100	1,460,456
WEC Energy Group Inc	594,550	63,325,521
		648,944,259
Water Utilities - 0.0%
American States Water Co	73,020	5,442,181
American Water Works Co Inc	363,057	52,102,311
Artesian Resources Corp Class A	18,422	610,689
Cadiz Inc (b)	95,835	343,089
California Water Service Group	109,869	5,156,152
Consolidated Water Co Ltd	27,716	922,111
Essential Utilities Inc	482,141	19,049,391
Global Water Resources Inc	24,132	233,115
H2O America	56,685	2,855,223
Middlesex Water Co	33,636	1,800,871
Pure Cycle Corp (b)	43,808	442,461
York Water Co/The	27,808	863,995
		89,821,589
TOTAL UTILITIES		2,678,412,236

TOTAL UNITED STATES		115,372,260,375
TOTAL COMMON STOCKS (Cost $49,761,192,747)		116,275,378,656

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Nutriband Inc (d)	2,458	0
Information Technology - 0.0%
Communications Equipment - 0.0%
ClearOne Inc (d)	1,585	0
Software - 0.0%
SRAX Inc (b)(d)	35,558	0
TOTAL INFORMATION TECHNOLOGY		0

TOTAL UNITED STATES		0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $3,757)		0

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (g)(h) (Cost $7,436,426)	4.15	7,499,000	7,437,815

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.36	104,999,422	105,020,422
Fidelity Securities Lending Cash Central Fund (i)(j)	4.36	616,688,927	616,750,596
TOTAL MONEY MARKET FUNDS (Cost $721,740,433)			721,771,018

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $50,490,373,363)	117,004,587,489
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(490,723,131)
NET ASSETS - 100.0%	116,513,864,358

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	601	9/19/2025	194,506,138	2,414,102	2,414,102
CME E-Mini S&P MidCap 400 Index Contracts (United States)	43	9/19/2025	14,011,550	337,291	337,291
CME Russell 2000 Index Contracts (United States)	246	9/19/2025	29,148,540	1,086,441	1,086,441

TOTAL FUTURES CONTRACTS					3,837,834
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,546,376 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,437,815.
(h)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,518,834	1,364,181,101	1,270,679,513	770,517	-	-	105,020,422	104,999,422	0.2%
Fidelity Securities Lending Cash Central Fund	587,986,743	1,916,643,646	1,887,879,793	8,261,439	-	-	616,750,596	616,688,927	2.2%
Total	599,505,577	3,280,824,747	3,158,559,306	9,031,956	-	-	721,771,018

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	10,805,482,143	10,805,482,143	-	-
Consumer Discretionary	12,338,151,097	12,338,151,097	-	-
Consumer Staples	5,726,684,387	5,726,684,387	-	-
Energy	3,610,216,133	3,610,216,133	-	-
Financials	16,774,357,719	16,774,331,197	-	26,522
Health Care	10,863,942,887	10,863,864,948	13,155	64,784
Industrials	11,303,796,689	11,303,794,764	-	1,925
Information Technology	36,777,333,628	36,777,333,628	-	-
Materials	2,591,913,168	2,591,913,168	-	-
Real Estate	2,805,088,569	2,805,088,569	-	-
Utilities	2,678,412,236	2,678,412,236	-	-

Non-Convertible Preferred Stocks
Health Care	-	-	-	-
Information Technology	-	-	-	-

U.S. Treasury Obligations	7,437,815	-	7,437,815	-

Money Market Funds	721,771,018	721,771,018	-	-
Total Investments in Securities:	117,004,587,489	116,997,043,288	7,450,970	93,231
Derivative Instruments:

Assets
Futures Contracts	3,837,834	3,837,834	-	-
Total Assets	3,837,834	3,837,834	-	-
Total Derivative Instruments:	3,837,834	3,837,834	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	3,837,834	-
Total Equity Risk	3,837,834	-
Total Value of Derivatives	3,837,834	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Total Market Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $676,794,308) - See accompanying schedule:
Unaffiliated issuers (cost $49,768,632,930)	$116,282,816,471
Fidelity Central Funds (cost $721,740,433)	721,771,018

Total Investment in Securities (cost $50,490,373,363)		$117,004,587,489
Segregated cash with brokers for derivative instruments		7,507,544
Foreign currency held at value (cost $258)		257
Receivable for investments sold		635,976
Receivable for fund shares sold		46,057,576
Dividends receivable		109,317,408
Distributions receivable from Fidelity Central Funds		1,341,495
Other receivables		1,504,995
Total assets		117,170,952,740
Liabilities
Payable for fund shares redeemed	$36,232,178
Accrued management fee	1,440,065
Payable for daily variation margin on futures contracts	1,471,851
Other payables and accrued expenses	1,434,760
Collateral on securities loaned	616,509,528
Total liabilities		657,088,382
Net Assets		$116,513,864,358
Net Assets consist of:
Paid in capital		$50,272,891,472
Total accumulated earnings (loss)		66,240,972,886
Net Assets		$116,513,864,358
Net Asset Value, offering price and redemption price per share ($116,513,864,358 ÷ 654,043,351 shares)		$178.14
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$692,146,952
Interest		169,991
Income from Fidelity Central Funds (including $8,261,439 from security lending)		9,031,956
Total income		701,348,899
Expenses
Management fee	$7,777,920
Independent trustees' fees and expenses	192,581
Total expenses before reductions	7,970,501
Expense reductions	(6,585)
Total expenses after reductions		7,963,916
Net Investment income (loss)		693,384,983
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(170,331,086)
Redemptions in-kind	191,372,369
Foreign currency transactions	(472)
Futures contracts	8,694,759
Total net realized gain (loss)		29,735,570
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	9,221,787,912
Assets and liabilities in foreign currencies	13
Futures contracts	3,195,889
Total change in net unrealized appreciation (depreciation)		9,224,983,814
Net gain (loss)		9,254,719,384
Net increase (decrease) in net assets resulting from operations		$9,948,104,367
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$693,384,983	$1,267,999,946
Net realized gain (loss)	29,735,570	1,322,461,878
Change in net unrealized appreciation (depreciation)	9,224,983,814	12,972,907,621
Net increase (decrease) in net assets resulting from operations	9,948,104,367	15,563,369,445
Distributions to shareholders	(70,428,078)	(1,224,852,869)

Share transactions
Proceeds from sales of shares	7,459,640,995	15,867,933,039
Reinvestment of distributions	62,047,558	1,080,210,787
Cost of shares redeemed	(7,215,997,754)	(13,953,400,135)

Net increase (decrease) in net assets resulting from share transactions	305,690,799	2,994,743,691
Total increase (decrease) in net assets	10,183,367,088	17,333,260,267

Net Assets
Beginning of period	106,330,497,270	88,997,237,003
End of period	$116,513,864,358	$106,330,497,270

Other Information
Shares
Sold	46,259,611	102,185,228
Issued in reinvestment of distributions	424,581	6,780,102
Redeemed	(44,703,425)	(90,564,038)
Net increase (decrease)	1,980,767	18,401,292

Financial Highlights
Fidelity® Total Market Index Fund

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$163.07	$140.45	$110.75	$122.59	$110.80	$83.06
Income from Investment Operations
Net investment income (loss) B,C	1.06	1.99	1.92	1.81	1.62	1.50
Net realized and unrealized gain (loss)	14.12	22.54	29.64	(11.93)	11.70	27.80
Total from investment operations	15.18	24.53	31.56	(10.12)	13.32	29.30
Distributions from net investment income	(.11)	(1.91)	(1.86)	(1.72)	(1.53)	(1.56)
Total distributions	(.11)	(1.91)	(1.86)	(1.72)	(1.53)	(1.56)
Net asset value, end of period	$178.14	$163.07	$140.45	$110.75	$122.59	$110.80
Total Return D,E	9.32%	17.50%	28.66%	(8.22)%	11.94%	35.50%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.01% H,I	.02%	.02%	.01% I	.02%	.02%
Expenses net of fee waivers, if any	.01 % H,I	.02%	.02%	.01% I	.02%	.02%
Expenses net of all reductions, if any	.01% H,I	.01%	.02%	.01% I	.02%	.02%
Net investment income (loss)	1.30% H	1.29%	1.57%	1.62%	1.29%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$116,513,864	$106,330,497	$88,997,237	$66,927,207	$71,287,844	$59,884,164
Portfolio turnover rate J	2 % H,K	3% K	2%	2%	3%	6% K

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Extended Market Index Fund
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)(c)	115,149	1,524,573
Information Technology - 0.0%
Software - 0.0%
Mawson Infrastructure Group Inc (b)	62,928	25,775
TOTAL AUSTRALIA		1,550,348
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	554,430	12,513,485
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	749,046	8,793,800
Liberty Global Ltd Class B (b)	2	23
Liberty Global Ltd Class C (b)	947,393	11,321,346

TOTAL BELGIUM		20,115,169
BERMUDA - 0.2%
Financials - 0.2%
Insurance - 0.2%
Kestrel Group Ltd (c)	12,400	334,180
RenaissanceRe Holdings Ltd	262,642	63,819,380

TOTAL BERMUDA		64,153,560
BRITISH VIRGIN ISLANDS - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Acuren Corp	878,162	9,896,886
CANADA - 0.4%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
GameSquare Holdings Inc (b)(c)	146,956	110,952
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	508,401	3,187,674
Personal Care Products - 0.0%
Flora Growth Corp (b)(c)	2,221	45,442
TOTAL CONSUMER STAPLES		3,233,116

Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (b)(c)	104,863	1,504,784
Health Care - 0.0%
Biotechnology - 0.0%
TuHURA Biosciences Inc (b)(c)	130,531	352,434
TuHURA Biosciences Inc rights (b)(c)(d)	314,697	3
		352,437
Pharmaceuticals - 0.0%
Lexaria Bioscience Corp (b)(c)	85,949	75,910
TOTAL HEALTH CARE		428,347

Industrials - 0.3%
Commercial Services & Supplies - 0.3%
RB Global Inc (United States)	997,649	114,270,716
Information Technology - 0.1%
Software - 0.1%
D-Wave Quantum Inc (b)(c)	1,451,593	22,673,883
Hut 8 Corp (United States) (b)(c)	494,827	13,226,725
		35,900,608
Materials - 0.0%
Chemicals - 0.0%
Loop Industries Inc (b)	127,955	190,653
Metals & Mining - 0.0%
McEwen Inc (b)(c)	245,722	2,838,089
US Goldmining Inc (b)	12,815	118,539
		2,956,628
TOTAL MATERIALS		3,147,281

TOTAL CANADA		158,595,804
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	958,918	4,343,899
Software - 0.0%
Nukkleus Inc (b)(c)	14,528	70,751
TOTAL CHINA		4,414,650
CZECH REPUBLIC - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Connexa Sports Technologies In (b)(c)	50,041	160,632
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Galecto Inc (b)	5,185	16,591
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	304,626	3,213,805
Paper & Forest Products - 0.0%
Mercer International Inc (c)	238,116	792,926
TOTAL GERMANY		4,006,731
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)(c)	2,582,925	4,623,436
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Oxbridge Re Holdings Ltd (b)	32,746	68,767
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)(c)	131,233	3,473,738
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	46,115	203,367
TOTAL HONG KONG		3,677,105
IRELAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	128,884	1,056,849
Pharmaceuticals - 0.0%
Artelo Biosciences Inc (b)	3,180	29,415
TOTAL HEALTH CARE		1,086,264

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)(c)	83,251	5,254,387
TOTAL IRELAND		6,340,651
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	812,012	11,376,288
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
GlucoTrack Inc (b)(c)	1,977	8,343
Materials - 0.0%
Chemicals - 0.0%
N2OFF Inc (b)(c)	71,170	15,686
TOTAL ISRAEL		11,400,317
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (b)	709,050	21,874,193
JORDAN - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Jerash Holdings US Inc	30,093	102,015
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (b)	83,455	1,207,594
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	80,575	253,811
TOTAL KOREA (SOUTH)		1,461,405
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	274,721	4,486,194
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Ltd (b)(c)	335,753	10,713,878
Industrials - 0.0%
Electrical Equipment - 0.0%
T1 Energy Inc (b)(c)	669,583	1,104,812
TOTAL NORWAY		11,818,690
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	88,936	1,558,159
PUERTO RICO - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	166,037	1,338,258
Liberty Latin America Ltd Class C (b)	738,866	6,088,256
		7,426,514
Financials - 0.2%
Banks - 0.2%
First BanCorp/Puerto Rico	871,281	19,368,577
Ofg Bancorp	241,756	10,818,580
Popular Inc	366,768	46,080,732
		76,267,889
Financial Services - 0.0%
EVERTEC Inc	342,113	12,206,592
TOTAL FINANCIALS		88,474,481

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (b)(c)	111,313	1,068,605
TOTAL PUERTO RICO		96,969,600
SINGAPORE - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)(c)	137,195	2,145,730
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)(c)	24,340	432,278
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	284,634	10,673,775
TOTAL SINGAPORE		13,251,783
SWEDEN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	383,948	47,636,428
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	497,192	9,307,434
Health Care - 0.0%
Biotechnology - 0.0%
Aprea Therapeutics Inc (b)	24,164	37,696
TOTAL SWEDEN		56,981,558
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	619,365	8,045,551
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(c)	469,334	24,325,582
TOTAL SWITZERLAND		32,371,133
THAILAND - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)(c)	80,937	1,886,641
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Fabrinet (b)	193,716	64,176,174
TOTAL THAILAND		66,062,815
UNITED KINGDOM - 1.0%
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
Flutter Entertainment PLC (b)	954,041	293,052,774
Soho House & Co Inc Class A (b)(c)	189,714	1,675,175
		294,727,949
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	2,257,795	82,996,544
Health Care - 0.0%
Biotechnology - 0.0%
F-star Therapeutics Inc rights (b)(d)	13,735	0
F-star Therapeutics Inc rights (b)(d)	13,735	0
Zura Bio Ltd Class A (b)	191,386	390,428
		390,428
Health Care Technology - 0.0%
OneMedNet Corp Class A (b)(c)	53,435	45,953
TOTAL HEALTH CARE		436,381

Industrials - 0.0%
Electrical Equipment - 0.0%
TurnOnGreen Inc warrants 7/14/2028 (b)	252,986	278
Machinery - 0.0%
Luxfer Holdings PLC	145,737	1,955,791
TOTAL INDUSTRIALS		1,956,069

TOTAL UNITED KINGDOM		380,116,943
UNITED STATES - 97.6%
Communication Services - 4.0%
Diversified Telecommunication Services - 0.4%
Anterix Inc (b)	101,165	2,401,657
AST SpaceMobile Inc Class A (b)(c)	1,034,137	50,610,665
Atn International Inc	54,882	932,994
Bandwidth Inc Class A (b)	148,622	2,229,330
Cogent Communications Holdings Inc	236,255	9,032,029
Frontier Communications Parent Inc (b)	1,191,001	44,162,317
GCI Liberty Inc/DEL Class A (b)(d)	444,709	4
GCI LLC Class A	17,732	661,935
GCI LLC Class C	121,079	4,436,335
Globalstar Inc (b)	273,662	8,190,704
IDT Corp Class B	110,613	7,086,975
iQSTEL Inc (b)(c)	15,606	104,716
Iridium Communications Inc	591,115	14,712,852
Lumen Technologies Inc (b)	5,594,822	27,806,265
NextPlat Corp (b)	93,833	66,143
Shenandoah Telecommunications Co	248,212	3,288,809
Uniti Group Inc (b)	799,177	5,034,815
		180,758,545
Entertainment - 1.8%
AMC Entertainment Holdings Inc Class A (b)(c)	2,346,320	6,593,159
Atlanta Braves Holdings Inc Class A (b)(c)	72,740	3,455,514
Atlanta Braves Holdings Inc Class C (b)	185,691	8,352,381
Brag House Holdings Inc (b)(c)	5,185	7,778
Cinemark Holdings Inc	544,122	14,038,348
Cineverse Corp (b)	72,541	354,725
CuriosityStream Inc Class A	163,997	751,106
Dolphin Entertainment Inc (b)	52,565	62,552
Eventbrite Inc Class A (b)	411,881	1,091,485
Gaia Inc Class A (b)	94,738	538,112
Gaxos.ai Inc (b)(c)	34,837	59,920
Golden Matrix Group Inc (b)(c)	202,477	249,047
Kartoon Studios Inc (b)	229,378	181,553
Liberty Media Corp-Liberty Formula One Class A (b)	162,566	14,650,448
Liberty Media Corp-Liberty Formula One Class C (b)	1,172,689	117,151,631
Liberty Media Corp-Liberty Live Class A (b)	98,066	9,279,005
Liberty Media Corp-Liberty Live Class C (b)	257,336	25,059,380
Lionsgate Studios Corp	1,216,923	7,824,815
LiveOne Inc (b)	469,911	258,451
Madison Square Garden Entertainment Corp Class A (b)(c)	218,619	8,899,979
Madison Square Garden Sports Corp Class A (b)	89,914	17,788,586
Marcus Corp/The	130,860	2,020,478
Mega Matrix Inc Class A (c)	163,651	394,399
Motorsport Games Inc Class A (b)	16,162	45,900
Moving Image Technologies Inc (b)(c)	37,624	27,988
Playstudios Inc Class A (b)	584,914	565,378
Playtika Holding Corp	294,418	1,092,291
PodcastOne Inc (b)	41,254	65,181
Reading International Inc Class A (b)	92,443	142,362
Reading International Inc Class B (b)	3,272	41,064
Reservoir Media Inc (b)(c)	186,147	1,466,838
ROBLOX Corp Class A (b)	2,993,149	372,916,435
Roku Inc Class A (b)	700,720	67,661,523
Skillz Inc Class A (b)	65,638	578,927
Snail Inc Class A (b)	13,590	12,607
Sphere Entertainment Co Class A (b)(c)	147,482	6,682,409
Starz Entertainment Corp	68,842	879,112
TruGolf Holdings Inc Class A (b)(c)	3,426	14,355
Vivid Seats Inc Class A (b)(c)	25,419	451,187
Warner Music Group Corp Class A	786,990	26,246,117
		717,952,526
Interactive Media & Services - 1.0%
Angi Inc Class A (b)	227,794	4,036,510
Arena Group Holdings Inc/The (b)(c)	143,764	848,208
Bumble Inc Class A (b)	419,077	2,585,705
BuzzFeed Inc Class A (b)	105,799	207,366
Cargurus Inc Class A (b)	453,889	15,704,559
Cars.com Inc (b)	313,036	4,085,120
DHI Group Inc (b)	209,231	575,385
EverQuote Inc Class A (b)	147,639	3,432,607
fuboTV Inc (b)(c)	1,843,536	6,507,682
Getty Images Holdings Inc Class A (b)(c)	267,230	491,703
Giftify Inc (b)	88,376	98,097
HWH International Inc Class A (b)(c)	10,120	14,573
IAC Inc Class A (b)	350,995	12,853,437
Intelligent Protection Management Corp (b)	33,696	65,033
IZEA Worldwide Inc (b)	67,306	254,417
MediaAlpha Inc Class A (b)	178,097	1,882,485
Nextdoor Holdings Inc Class A (b)	1,186,327	2,431,970
Onfolio Holdings Inc (b)	18,736	18,736
Pinterest Inc Class A (b)	3,208,611	117,531,421
PSQ Holdings Inc Class A (b)(c)	169,201	280,874
QuinStreet Inc (b)	307,555	4,822,462
Reddit Inc Class A (b)	594,644	133,842,473
Rumble Inc Class A (b)(c)	568,972	4,147,806
Shutterstock Inc	132,782	2,779,127
Snap Inc Class A (b)	5,399,860	38,555,000
Society Pass Inc (b)	20,267	27,158
Super League Enterprise Inc (b)(c)	2,834	9,636
System1 Inc Class A (b)(c)	11,465	81,631
Teads Holding Co (b)(c)	186,507	326,387
Travelzoo (b)(c)	37,377	366,668
TripAdvisor Inc Class A (c)	635,963	11,078,475
TrueCar Inc (b)	429,578	945,072
Trump Media & Technology Group Corp (b)(c)	500,120	8,767,104
Vimeo Inc Class A (b)	839,154	3,524,447
Yelp Inc Class A (b)	342,634	10,834,087
Zedge Inc Class B (b)	62,598	190,298
Ziff Davis Inc (b)	226,744	8,663,888
ZipRecruiter Inc Class A (b)	400,864	2,004,320
ZoomInfo Technologies Inc (b)	1,400,486	15,265,297
		420,137,224
Media - 0.7%
Advantage Solutions Inc Class A (b)(c)	294,855	536,636
Altice USA Inc Class A (b)(c)	1,363,184	3,189,851
AMC Networks Inc Class A (b)	219,829	1,551,993
Asset Entities Inc Class A (b)(c)	71,800	441,570
Beasley Broadcast Group Inc Class A (b)(c)	5,229	23,792
Boston Omaha Corp (b)(c)	121,868	1,625,719
Cable One Inc (c)	25,025	4,041,037
Cardlytics Inc (b)(c)	281,190	286,814
Clear Channel Outdoor Holdings Inc (b)	1,758,753	2,180,854
comScore Inc (b)	19,128	125,480
Creative Realities Inc (b)(c)	45,264	108,181
DallasNews Corp Class A (b)	21,045	312,939
Direct Digital Holdings Inc Class A (b)	34,138	15,468
DoubleVerify Holdings Inc (b)	745,967	12,136,883
EchoStar Corp Class A (b)(c)	726,626	44,898,221
Emerald Holding Inc (c)	111,457	574,004
Entravision Communications Corp Class A (c)	360,717	934,257
EW Scripps Co/The Class A (b)	329,675	985,728
Fluent Inc (b)(c)	64,114	152,591
Gannett Co Inc (b)	660,502	2,714,663
Gray Media Inc	448,651	2,750,231
Gray Media Inc Class A (c)	7,939	81,692
Harte Hanks Inc (b)	29,877	107,856
Ibotta Inc Class A (b)(c)	33,582	904,699
iHeartMedia Inc Class A (b)	616,285	1,312,687
Integral Ad Science Holding Corp (b)(c)	400,479	3,600,306
John Wiley & Sons Inc Class A (c)	219,769	8,918,226
John Wiley & Sons Inc Class B	7,111	283,516
Lee Enterprises Inc (b)(c)	23,021	99,911
Lendway Inc (b)	7,018	38,599
Liberty Broadband Corp Class A (b)	78,587	4,767,873
Liberty Broadband Corp Class C (b)	617,421	37,576,242
LQR House Inc (b)(c)	5,550	4,825
Magnite Inc (b)	676,838	17,563,946
Marchex Inc Class B (b)	193,030	378,339
Mediaco Holding Inc Class A (b)	19,203	25,540
National CineMedia Inc	511,756	2,246,609
New York Times Co/The Class A	874,175	52,310,632
Nexstar Media Group Inc	152,689	31,229,481
PubMatic Inc Class A (b)	216,634	1,878,217
Saga Communications Inc Class A	28,493	341,916
Scholastic Corp	128,233	3,290,459
Sinclair Inc Class A	223,193	3,229,603
Sirius XM Holdings Inc (c)	1,198,172	28,324,786
SPAR Group Inc (b)	81,483	96,965
Stagwell Inc Class A (b)(c)	565,080	3,187,051
Stran & Co Inc (b)	49,869	84,279
TechTarget Inc (c)	148,232	874,569
TEGNA Inc	862,647	18,288,116
Thryv Holdings Inc (b)	220,228	2,832,132
Townsquare Media Inc Class A	69,552	491,037
Treasure Global Inc (b)(c)	14,280	15,422
Urban One Inc Class A (b)	43,008	67,093
Urban One Inc Class D (b)	73,767	58,202
WideOpenWest Inc (b)(c)	256,811	1,307,168
		305,404,906
Wireless Telecommunication Services - 0.1%
Array Digital Infrastructure Inc	75,610	4,070,086
Gogo Inc (b)(c)	322,761	3,543,916
Kore Group Holdings Inc (b)	40,212	96,509
NII Holdings Inc (b)(d)	487,940	5
Spok Holdings Inc	112,971	2,051,553
SurgePays Inc (b)(c)	77,863	210,230
Telephone and Data Systems Inc	533,883	21,403,369
		31,375,668
TOTAL COMMUNICATION SERVICES		1,655,628,869

Consumer Discretionary - 10.2%
Automobile Components - 0.8%
Adient PLC (b)	468,722	11,624,306
American Axle & Manufacturing Holdings Inc (b)	630,775	3,671,111
BorgWarner Inc	1,189,294	50,854,211
Cooper-Standard Holdings Inc (b)	94,815	3,491,088
Dana Inc	699,177	14,095,408
Dorman Products Inc (b)	147,284	23,829,078
Fox Factory Holding Corp (b)	237,651	6,875,243
Gentex Corp	1,215,111	34,035,259
Gentherm Inc (b)	166,701	6,129,596
Goodyear Tire & Rubber Co/The (b)	1,541,202	13,069,393
Holley Inc Class A (b)	305,651	1,244,000
LCI Industries	136,387	14,377,918
Lear Corp	290,057	31,906,270
Luminar Technologies Inc Class A (b)(c)	221,421	376,416
Modine Manufacturing Co (b)	284,324	38,705,026
Motorcar Parts of America Inc (b)	105,413	1,570,654
Patrick Industries Inc	180,744	20,216,216
Phinia Inc	214,687	12,554,896
QuantumScape Corp Class A (b)(c)	2,328,944	18,468,526
Solid Power Inc (b)(c)	777,234	3,365,423
Standard Motor Products Inc	113,559	4,407,225
Stoneridge Inc (b)	141,494	1,174,400
Strattec Security Corp (b)(c)	20,560	1,354,287
Sypris Solutions Inc (b)(c)	78,199	150,924
Visteon Corp	149,626	18,547,639
Worksport Ltd (b)(c)	25,238	78,490
XPEL Inc (b)(e)	122,022	4,534,338
		340,707,341
Automobiles - 0.3%
Cenntro Inc (b)	145,538	78,780
ECD Automotive Design Inc (b)(c)	100,989	14,118
Empery Digital Inc (b)(c)	6,785	47,834
Envirotech Vehicles Inc (b)(c)	12,010	27,383
Faraday Future Intelligent Electric Inc Class A (b)(c)	496,228	1,106,588
Harley-Davidson Inc	614,955	17,907,490
Lucid Group Inc (b)(c)	6,663,753	13,194,231
Rivian Automotive Inc Class A (b)(c)	3,969,789	53,870,037
StableX Technologies Inc (b)(c)	1,971	11,925
Thor Industries Inc (c)	295,674	32,405,870
Winnebago Industries Inc	170,926	6,149,917
Workhorse Group Inc (b)(c)	67,805	89,503
		124,903,676
Broadline Retail - 0.3%
1stdibs.Com Inc (b)	162,502	445,255
Dillard's Inc Class A (c)	15,725	8,379,538
Etsy Inc (b)	564,499	29,924,092
Groupon Inc (b)(c)	130,579	3,408,112
Kohl's Corp	604,181	9,098,966
Macy's Inc	1,504,777	19,908,200
Ollie's Bargain Outlet Holdings Inc (b)	332,520	42,176,837
QVC Group Inc Class A (b)(c)	39,086	335,358
Savers Value Village Inc (b)(c)	147,392	1,781,969
		115,458,327
Distributors - 0.0%
A-Mark Precious Metals Inc	102,588	2,401,585
AMCON Distributing Co	1,006	120,710
Cheetah Net Supply Chain Service Inc Class A (b)	12,989	21,562
Educational Development Corp (b)	30,657	35,869
Kaival Brands Innovations Group Inc (b)(c)	30,831	30,831
Weyco Group Inc	38,914	1,179,094
		3,789,651
Diversified Consumer Services - 1.1%
ADT Inc	2,419,522	21,074,037
Adtalem Global Education Inc (b)	194,177	25,427,478
Allurion Technologies Inc (b)(c)	24,185	52,481
American Public Education Inc (b)	97,542	2,943,818
Amesite Inc (b)	18,523	51,123
Beachbody Co Inc/The Class A (b)(c)	16,411	90,425
Bright Horizons Family Solutions Inc (b)	310,676	36,672,195
Carriage Services Inc	66,931	2,930,239
Chegg Inc (b)	567,107	833,647
Classover Holdings Inc Class B	62,096	77,620
Coursera Inc (b)	680,349	7,824,014
Duolingo Inc Class A (b)	212,250	63,220,785
European Wax Center Inc Class A (b)	177,283	760,544
Frontdoor Inc (b)	397,976	24,177,042
Graham Holdings Co Class B	18,216	19,783,487
Grand Canyon Education Inc (b)	150,703	30,377,204
H&R Block Inc	721,692	36,337,192
KinderCare Learning Cos Inc (b)	133,649	960,936
Laureate Education Inc (b)	710,892	19,535,312
Legacy Education Inc (b)	13,303	160,434
Lincoln Educational Services Corp (b)	154,204	2,900,577
Matthews International Corp Class A (c)	167,265	4,109,701
Mister Car Wash Inc (b)(c)	509,002	2,906,401
Nerdy Inc Class A (b)(c)	438,857	596,846
Perdoceo Education Corp	331,459	10,851,968
Regis Corp (b)	12,166	269,112
Service Corp International/US	767,701	60,840,304
Strategic Education Inc	129,311	10,519,450
Stride Inc (b)	231,628	37,799,373
Udemy Inc (b)	489,852	3,360,385
Universal Technical Institute Inc (b)	234,113	6,225,065
XWELL Inc (b)	29,961	33,556
		433,702,751
Hotels, Restaurants & Leisure - 2.3%
Accel Entertainment Inc Class A (b)	305,063	3,535,680
Allied Gaming & Entertainment Inc (b)(c)	109,924	128,611
Aramark	1,411,998	55,223,242
Ark Restaurants Corp (b)	11,028	75,652
Aureus Greenway Holdings Inc (b)(c)	20,233	87,811
Bally's Corp (c)	39,679	394,806
Biglari Holdings Inc Class A (b)(c)	400	624,668
Biglari Holdings Inc Class B (b)(c)	3,283	1,020,586
BJ's Restaurants Inc (b)	119,117	3,997,567
Bloomin' Brands Inc	410,970	3,020,630
Boyd Gaming Corp	325,858	27,978,168
Brinker International Inc (b)	239,318	37,328,822
BT Brands Inc (b)(c)	20,299	37,350
Canterbury Park Holding Corp	14,085	233,107
Cava Group Inc (b)	445,809	30,114,398
Century Casinos Inc (b)	142,399	378,781
Cheesecake Factory Inc/The (c)	246,629	15,157,818
Choice Hotels International Inc (c)	118,498	14,169,991
Churchill Downs Inc	389,365	40,388,831
Cracker Barrel Old Country Store Inc (c)	120,192	7,189,885
Dave & Buster's Entertainment Inc (b)(c)	149,220	3,830,477
Denny's Corp (b)(c)	276,938	1,265,607
Dine Brands Global Inc	85,662	2,051,605
DraftKings Inc Class A (b)	2,682,097	128,687,015
Dutch Bros Inc Class A (b)	685,124	49,212,457
El Pollo Loco Holdings Inc (b)(c)	127,164	1,351,753
Empire Resorts Inc (b)(d)	10,999	0
FAT Brands Inc Class A (c)	9,350	16,736
FAT Brands Inc Class B	25,666	70,325
First Watch Restaurant Group Inc (b)	219,763	4,140,335
Flanigan's Enterprises Inc	3,673	106,664
Full House Resorts Inc (b)	174,787	639,720
GEN Restaurant Group Inc Class A	23,553	75,370
Global Business Travel Group I Class A (b)(c)	466,520	3,890,777
Golden Entertainment Inc	107,721	2,679,021
Good Times Restaurants Inc (b)	43,174	71,669
High Roller Technologies Inc (b)(c)	7,542	19,609
Hilton Grand Vacations Inc (b)	341,048	16,206,601
Hyatt Hotels Corp Class A	226,937	32,742,470
Inspirato Inc Class A (b)(c)	28,169	85,352
Inspired Entertainment Inc (b)	129,080	1,200,444
Jack in the Box Inc (c)	102,284	1,974,081
Krispy Kreme Inc (c)	460,545	1,634,935
Kura Sushi USA Inc Class A (b)(c)	31,714	2,689,506
Life Time Group Holdings Inc (b)	662,981	18,510,430
Light & Wonder Inc Class A (b)	456,149	42,180,098
Lindblad Expeditions Holdings Inc (b)	199,632	2,910,635
Lottery.com Inc (b)	7,382	36,910
Lucky Strike Entertainment Corp Class A (c)	137,022	1,466,135
Marriott Vacations Worldwide Corp	173,039	13,522,998
Monarch Casino & Resort Inc	68,797	7,177,591
Nathan's Famous Inc	14,959	1,566,207
Noodles & Co Class A (b)	166,843	118,859
ONE Group Hospitality Inc/The (b)	128,553	358,663
Papa John's International Inc (c)	176,708	8,607,447
Penn Entertainment Inc (b)	784,177	15,863,901
Planet Fitness Inc Class A (b)	452,075	47,377,460
Portillo's Inc Class A (b)(c)	318,868	2,257,585
Potbelly Corp (b)	135,297	1,750,743
Pursuit Attractions and Hospitality Inc (b)	116,453	4,343,697
Rave Restaurant Group Inc (b)	63,858	212,647
Rci Hospitality Holdings Inc	43,818	1,630,468
Red Robin Gourmet Burgers Inc (b)(c)	89,407	579,357
Red Rock Resorts Inc Class A	267,963	16,578,871
Rush Street Interactive Inc Class A (b)	483,397	10,779,753
Sabre Corp (b)	1,759,204	3,148,975
Serve Robotics Inc (b)(c)	133,754	1,484,669
Shake Shack Inc Class A (b)	218,239	23,133,334
Sharplink Gaming Inc (b)	3,602	64,188
Six Flags Entertainment Corp (b)(c)	507,113	11,506,394
Sonder Holdings Inc (b)(c)	55,895	107,318
Sweetgreen Inc Class A (b)(c)	571,034	5,196,409
Target Hospitality Corp (b)	182,568	1,655,892
Texas Roadhouse Inc	357,317	61,655,048
Travel + Leisure Co	356,976	22,564,453
Twin Hospitality Group Inc Class A (c)	15,145	53,613
United Parks & Resorts Inc (b)(c)	153,925	8,093,377
Vail Resorts Inc (c)	201,760	33,048,288
Wendy's Co/The	872,657	9,258,891
Wingstop Inc	150,720	49,454,246
Wyndham Hotels & Resorts Inc	415,047	35,947,221
Xponential Fitness Inc Class A (b)(c)	137,610	1,157,300
Yoshiharu Global Co Class A (b)	20,566	26,736
		961,115,740
Household Durables - 1.4%
Algorhythm Holdings Inc (b)(c)	14,222	31,573
Aterian Inc (b)(c)	30,014	29,017
Bassett Furniture Industries Inc	43,841	737,406
Beazer Homes USA Inc (b)	150,730	3,792,367
Cavco Industries Inc (b)	43,469	23,059,870
Century Communities Inc	145,653	9,595,620
Champion Homes Inc (b)	283,600	21,400,456
Cricut Inc Class A (c)	254,700	1,451,790
Dream Finders Homes Inc Class A (b)(c)	154,930	4,305,505
Emerson Radio Corp (b)	27,426	10,969
Ethan Allen Interiors Inc	120,261	3,548,902
Flexsteel Industries Inc	19,671	912,341
Gopro Inc Class A (b)(c)	687,767	1,072,917
Green Brick Partners Inc (b)	162,894	11,376,517
Hamilton Beach Brands Holding Co Class A	31,890	470,059
Helen of Troy Ltd (b)(c)	124,233	3,049,920
Hooker Furnishings Corp	58,696	586,373
Hovnanian Enterprises Inc Class A (b)	24,913	3,496,789
Installed Building Products Inc (c)	123,765	32,404,152
iRobot Corp (b)(c)	165,269	560,262
KB Home	387,351	24,616,156
Koss Corp (b)(c)	28,209	174,896
La-Z-Boy Inc	220,554	8,153,881
Legacy Housing Corp (b)	59,345	1,658,396
Leggett & Platt Inc	729,246	7,008,054
LGI Homes Inc (b)	111,737	6,917,638
Lifetime Brands Inc	72,533	286,505
Live Ventures Inc (b)	6,650	131,670
Lovesac Co/The (b)	74,735	1,429,681
M/I Homes Inc (b)	144,575	21,290,115
Meritage Homes Corp	388,249	30,163,065
Newell Brands Inc	2,255,226	13,350,938
Nova Lifestyle Inc (b)(c)	34,208	60,206
Purple Innovation Inc Class A (b)	302,639	351,061
Smith Douglas Homes Corp Class A (b)(c)	48,179	944,790
Somnigroup International Inc	1,112,383	93,384,553
Sonos Inc (b)	647,389	9,011,655
Taylor Morrison Home Corp (b)	542,844	36,571,400
Toll Brothers Inc	537,364	74,693,596
TopBuild Corp (b)	153,898	64,754,122
Traeger Inc (b)	357,693	450,693
Tri Pointe Homes Inc (b)	487,852	17,235,811
United Homes Group Inc Class A (b)	67,554	281,700
Universal Electronics Inc (b)	56,866	276,084
Whirlpool Corp (c)	301,097	28,047,186
Yunhong Green CTI Ltd (b)(c)	73,723	45,332
		563,181,989
Leisure Products - 0.3%
Acushnet Holdings Corp	141,373	10,836,240
American Outdoor Brands Inc (b)	68,618	716,372
Brunswick Corp/DE	357,351	22,723,950
Clarus Corp	157,131	570,386
Escalade Inc	44,348	558,785
Funko Inc Class A (b)(c)	197,635	683,817
Interactive Strength Inc (b)(c)	5,402	22,310
JAKKS Pacific Inc	46,901	833,431
Johnson Outdoors Inc Class A (c)	30,365	1,224,317
Latham Group Inc (b)	211,225	1,696,137
Malibu Boats Inc Class A (b)	103,865	3,448,318
Marine Products Corp (c)	67,468	588,996
MasterCraft Boat Holdings Inc (b)	68,862	1,510,832
Mattel Inc (b)	1,742,441	31,886,670
Newton Golf Company Inc (b)(c)	15,116	29,779
Outdoor Holding Co (b)	479,023	685,003
Peloton Interactive Inc Class A (b)	2,060,490	15,659,724
Polaris Inc	285,806	16,170,903
Smith & Wesson Brands Inc (c)	238,887	1,951,707
Sturm Ruger & Co Inc	89,354	3,097,903
Topgolf Callaway Brands Corp (b)(c)	764,097	7,304,767
Tron Inc (b)(c)	57,213	245,444
Twin Vee PowerCats Co (b)	8,847	17,605
YETI Holdings Inc (b)	446,154	15,686,775
		138,150,171
Specialty Retail - 3.1%
1-800-Flowers.com Inc Class A (b)(c)	139,415	780,724
Abercrombie & Fitch Co Class A (b)	257,992	24,129,992
Academy Sports & Outdoors Inc	358,269	19,185,305
Advance Auto Parts Inc (c)	322,688	19,680,741
aka Brands Holding Corp (b)	3,512	39,686
America's Car-Mart Inc/TX (b)	41,716	1,869,294
American Eagle Outfitters Inc	853,053	11,038,506
Arhaus Inc Class A (b)	288,640	3,385,747
Arko Corp	378,730	1,893,650
Asbury Automotive Group Inc (b)	106,162	26,703,989
AutoNation Inc (b)	133,667	29,283,766
BARK Inc (b)	650,895	587,303
Barnes & Noble Education Inc (b)(c)	105,937	914,236
Bath & Body Works Inc	1,150,758	33,613,641
Bed Bath & Beyond Inc (b)	274,520	2,473,425
Big 5 Sporting Goods Corp (b)(c)	125,154	177,719
Boot Barn Holdings Inc (b)	165,838	29,481,021
Brand House Collective Inc/The (b)(c)	62,159	93,239
Brilliant Earth Group Inc Class A	75,578	220,688
Buckle Inc/The	163,840	9,271,706
Build-A-Bear Workshop Inc (c)	62,845	3,821,604
Burlington Stores Inc (b)	340,323	98,925,090
Caleres Inc	185,505	2,782,575
Camping World Holdings Inc Class A	337,093	5,902,498
Carparts Com Inc (b)	285,138	233,899
Carvana Co Class A (b)	670,640	249,424,430
Cato Corp/The Class A	90,114	370,369
Chewy Inc Class A (b)	1,184,049	48,498,647
Children's Place Inc/The (b)(c)	68,969	349,673
Citi Trends Inc (b)	38,554	1,373,679
Designer Brands Inc Class A (c)	185,608	688,606
Destination XL Group Inc (b)	261,211	336,962
Dick's Sporting Goods Inc	305,338	64,975,926
Duluth Holdings Inc Class B (b)	71,821	163,034
Envela Corp (b)	34,370	256,744
EVgo Inc Class A (b)(c)	683,520	2,645,222
Five Below Inc (b)	297,814	43,212,811
Floor & Decor Holdings Inc Class A (b)	583,707	47,817,277
Foot Locker Inc (b)	448,013	11,065,921
GameStop Corp Class A (b)(c)	2,202,361	49,354,910
Gap Inc/The	1,203,660	26,492,557
Genesco Inc (b)	57,738	1,846,461
Group 1 Automotive Inc	68,505	31,839,754
Grove Collaborative Holdings Class A (b)(c)	145,208	220,716
GrowGeneration Corp (b)	297,335	505,470
Guess? Inc	151,093	2,539,873
Haverty Furniture Cos Inc	73,037	1,646,984
Haverty Furniture Cos Inc Class A	2,484	57,033
J Jill Inc	39,660	664,702
Lands' End Inc (b)(c)	63,050	905,398
Lazydays Holdings Inc (b)(c)	14,467	42,533
Leslie's Inc (b)	547,245	181,850
Lithia Motors Inc Class A	140,620	47,343,942
Lulu's Fashion Lounge Holdings Inc (b)(c)	6,632	26,064
MarineMax Inc (b)	100,558	2,649,703
Monro Inc (c)	164,468	2,726,879
Murphy USA Inc	97,007	36,523,136
National Vision Holdings Inc (b)	429,413	9,850,734
ODP Corp/The (b)	163,160	3,305,622
OneWater Marine Inc Class A (b)(c)	74,213	1,249,005
Penske Automotive Group Inc	99,522	18,352,852
Petco Health & Wellness Co Inc Class A (b)	474,787	1,894,400
PetMed Express Inc (b)(c)	112,381	345,010
RealReal Inc/The (b)(c)	518,259	3,954,316
Rent the Runway Inc Class A (b)(c)	13,512	74,316
Restoration Hardware Inc (b)	81,763	18,451,456
Revolve Group Inc Class A (b)	217,765	4,871,403
RideNow Group Inc Class B (b)(c)	126,874	491,002
Sally Beauty Holdings Inc (b)	545,360	7,558,690
Shoe Carnival Inc (c)	96,358	2,013,882
Signet Jewelers Ltd	231,449	20,379,084
Sleep Number Corp (b)(c)	120,564	1,269,539
Sonic Automotive Inc Class A	77,489	6,368,821
Sportsman's Warehouse Holdings Inc (b)	206,521	553,476
Stitch Fix Inc Class A (b)	607,839	3,215,468
Tandy Leather Factory Inc	21,896	66,783
ThredUp Inc Class A (b)	518,306	5,608,071
Tile Shop Holdings Inc (b)	124,537	773,375
Tilly's Inc Class A (b)(c)	123,237	242,777
Torrid Holdings Inc (b)(c)	62,419	136,073
Upbound Group Inc	286,947	7,291,323
Urban Outfitters Inc (b)	305,136	20,468,523
Valvoline Inc (b)	688,332	26,693,515
Victoria's Secret & Co (b)(c)	430,724	9,915,266
Warby Parker Inc Class A (b)	494,231	12,948,852
Wayfair Inc Class A (b)	560,971	41,848,437
Winmark Corp	15,629	7,249,355
Xcel Brands Inc (b)(c)	7,068	9,612
Zumiez Inc (b)(c)	83,639	1,437,754
		1,242,126,102
Textiles, Apparel & Luxury Goods - 0.6%
Allbirds Inc Class A (b)(c)	28,820	185,313
Capri Holdings Ltd (b)	635,283	13,080,477
Carter's Inc (c)	197,469	5,639,715
Columbia Sportswear Co (c)	165,120	9,200,486
Crocs Inc (b)	302,514	26,379,221
Crown Crafts Inc	52,835	158,505
Culp Inc (b)	56,882	245,446
Figs Inc Class A (b)	665,525	4,691,951
Fossil Group Inc (b)(c)	261,681	800,744
G-III Apparel Group Ltd (b)	203,365	5,490,855
Hanesbrands Inc (b)	1,893,766	11,949,663
Kontoor Brands Inc	271,102	20,942,630
Lakeland Industries Inc (c)	47,205	717,044
Levi Strauss & Co Class A	525,138	11,747,337
Movado Group Inc	87,649	1,601,347
Oxford Industries Inc	76,014	3,348,417
Playboy Inc (b)(c)	377,220	618,641
PVH Corp	258,495	21,796,298
Rocky Brands Inc	40,077	1,219,543
Skechers USA Inc Class A (b)	699,544	44,127,236
Steven Madden Ltd	392,414	11,395,703
Superior Group of Cos Inc	60,757	798,347
Under Armour Inc Class A (b)(c)	1,015,411	5,077,055
Under Armour Inc Class C (b)(c)	695,553	3,422,121
Unifi Inc (b)	83,750	370,175
Vera Bradley Inc (b)	107,827	223,202
VF Corp	1,782,671	26,971,812
Vince Holding Corp (b)	21,132	30,006
Wolverine World Wide Inc	437,946	13,987,995
		246,217,285
TOTAL CONSUMER DISCRETIONARY		4,169,353,033

Consumer Staples - 2.9%
Beverages - 0.4%
Amaze Holdings Inc (b)(c)	2,684	7,840
Beeline Holdings Inc (b)(c)	39,313	62,115
Boston Beer Co Inc/The Class A (b)	44,424	9,821,702
Celsius Holdings Inc (b)	850,246	53,463,468
Coca-Cola Consolidated Inc	316,904	37,153,825
Heritage Distilling Holding Co Inc (c)	13,591	5,772
MGP Ingredients Inc (c)	73,928	2,186,051
National Beverage Corp (b)	124,703	5,243,761
Primo Brands Corp Class A	1,369,327	34,383,801
Splash Beverage Group Inc (b)	6,553	10,974
Vita Coco Co Inc/The (b)	211,284	7,551,290
Willamette Valley Vineyards Inc (b)	20,065	93,102
Zevia PBC Class A (b)	287,547	805,132
		150,788,833
Consumer Staples Distribution & Retail - 1.4%
Albertsons Cos Inc Class A	2,178,538	42,394,349
Andersons Inc/The	174,415	7,133,574
BJ's Wholesale Club Holdings Inc (b)	713,918	69,735,510
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	89,331	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	89,331	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	89,331	0
Casey's General Stores Inc	200,522	99,162,139
Chefs' Warehouse Inc/The (b)	190,494	12,027,791
Grocery Outlet Holding Corp (b)(c)	530,262	9,603,045
Guardian Pharmacy Services Inc Class A (b)	89,886	2,374,788
Healthy Choice Wellness Corp Class A	13,377	5,200
HF Foods Group Inc (b)	208,829	684,959
Ingles Markets Inc Class A	78,152	5,290,109
Maison Solutions Inc (b)(c)	17,724	16,448
Mangoceuticals Inc (b)	25,875	61,065
Maplebear Inc (b)	890,234	38,609,449
Natural Grocers by Vitamin Cottage Inc (c)	56,932	2,189,035
Performance Food Group Co (b)	841,901	85,368,761
PriceSmart Inc	134,323	14,407,485
Reborn Coffee Inc (b)	13,959	36,573
SpartanNash Co (c)	183,057	4,905,928
Sprouts Farmers Market Inc (b)	529,035	74,350,579
SRX Health Solutions Inc (b)	40,886	17,082
United Natural Foods Inc (b)	325,965	9,218,290
US Foods Holding Corp (b)	1,247,050	96,771,080
Village Super Market Inc Class A	35,258	1,279,160
Weis Markets Inc	89,210	6,391,897
		582,034,296
Food Products - 0.7%
Alico Inc	29,455	996,757
Arcadia Biosciences Inc (b)	6,942	26,449
B&G Foods Inc (c)	189,079	852,746
Barfresh Food Group Inc (b)	47,723	144,601
Beyond Meat Inc (b)(c)	416,767	1,041,918
BranchOut Food Inc (b)	31,492	68,338
BRC Inc Class A (b)	126,907	196,706
Bridgford Foods Corp (b)	9,156	68,578
Cal-Maine Foods Inc	232,232	26,855,308
Calavo Growers Inc	90,807	2,483,571
CIMG Inc (b)(c)	15,587	4,108
Coffee Holding Co Inc (b)(c)	26,993	112,831
Darling Ingredients Inc (b)	858,139	29,142,400
Edible Garden AG Inc (b)	6,805	12,589
Farmer Bros Co (b)	110,117	220,234
Flowers Foods Inc	1,089,865	16,391,570
Fresh Del Monte Produce Inc (c)	181,652	6,590,335
Freshpet Inc (b)	263,460	14,706,337
Hain Celestial Group Inc (b)	359,489	647,080
Ingredion Inc	345,308	44,731,198
J & J Snack Foods Corp	84,715	9,451,653
John B Sanfilippo & Son Inc	49,721	3,226,893
Laird Superfood Inc (b)	43,449	251,570
Lifeway Foods Inc (b)	27,874	849,321
Limoneira Co	83,900	1,322,264
Local Bounti Corp (b)(c)	22,147	53,374
Mama's Creations Inc (b)	182,556	1,456,797
Marzetti Company/The	105,006	19,174,096
Mission Produce Inc (b)	235,669	2,948,219
Pilgrim's Pride Corp (c)	218,010	9,690,545
Post Holdings Inc (b)	244,210	27,632,362
Rocky Mountain Chocolate Factory Inc (b)	30,775	44,008
Sadot Group Inc (b)	26,166	23,905
Seaboard Corp	1,362	5,406,050
Seneca Foods Corp Class A (b)	25,519	2,888,751
Seneca Foods Corp Class B (b)	16	1,826
Simply Good Foods Co/The (b)	509,162	14,577,308
SOW GOOD INC (b)(c)	16,989	12,976
Tootsie Roll Industries Inc Class A	90,980	3,658,306
TreeHouse Foods Inc (b)	245,963	4,510,961
Utz Brands Inc Class A	407,711	5,471,482
Vital Farms Inc (b)(c)	169,073	8,637,940
Westrock Coffee Co (b)	193,657	1,047,684
WK Kellogg Co	357,752	8,199,676
		275,831,621
Household Products - 0.1%
Central Garden & Pet Co (b)	39,062	1,423,028
Central Garden & Pet Co Class A (b)	274,390	9,063,102
Energizer Holdings Inc	354,366	9,766,327
Oil-Dri Corp of America	55,702	3,307,585
Reynolds Consumer Products Inc	299,633	6,954,482
Spectrum Brands Holdings Inc	141,014	8,036,388
WD-40 Co	73,194	15,812,832
		54,363,744
Personal Care Products - 0.3%
AXIL Brands Inc (b)	17,410	97,844
Beauty Health Co/The Class A (b)(c)	432,675	899,964
BellRing Brands Inc (b)(c)	683,119	28,042,035
Coty Inc Class A (b)	1,982,391	8,484,633
Edgewell Personal Care Co	260,079	6,247,098
elf Beauty Inc (b)(c)	305,131	38,141,376
FitLife Brands Inc (b)(c)	20,421	380,239
Herbalife Ltd (b)	545,613	5,336,095
Honest Co Inc/The (b)(c)	416,011	1,647,404
Interparfums Inc	96,997	11,148,835
Lifevantage Corp	56,329	737,910
Mannatech Inc (b)	6,498	58,482
Medifast Inc (b)(c)	57,655	808,900
Natural Alternatives International Inc (b)	22,315	81,896
Nature's Sunshine Products Inc (b)	64,871	1,093,076
Nu Skin Enterprises Inc Class A	226,217	2,753,061
Olaplex Holdings Inc (b)	516,721	738,911
PMGC Holdings Inc (b)(c)	6,576	10,653
Safety Shot Inc (b)(c)	302,895	129,033
Synergy CHC Corp (b)	8,307	20,103
United-Guardian Inc	17,014	142,747
Upexi Inc (b)(c)	168,765	1,220,171
USANA Health Sciences Inc (b)	61,797	1,971,942
		110,192,408
Tobacco - 0.0%
22nd Century Group Inc (b)(c)	2,511	4,394
Ispire Technology Inc (b)(c)	105,365	335,061
Turning Point Brands Inc	97,152	9,666,624
Universal Corp/VA	138,001	7,721,156
		17,727,235
TOTAL CONSUMER STAPLES		1,190,938,137

Energy - 3.4%
Energy Equipment & Services - 0.7%
Archrock Inc	949,286	23,504,322
Aris Water Solutions Inc Class A	153,252	3,719,426
Atlas Energy Solutions Inc (c)	395,548	4,631,867
Bristow Group Inc (b)	132,361	5,097,222
Cactus Inc Class A	368,647	15,464,742
Core Laboratories Inc (c)	252,189	2,902,695
Dawson Geophysical Co (b)	35,831	58,405
DMC Global Inc (b)	93,743	628,078
Drilling Tools International Corp (b)	33,802	67,604
Energy Services of America Corp (c)	60,597	617,483
Expro Group Holdings NV (b)	560,970	6,995,296
Flowco Holdings Inc Class A	113,157	1,846,722
Forum Energy Technologies Inc (b)(c)	57,248	1,514,210
Geospace Technologies Corp (b)(c)	63,004	1,248,739
Gulf Island Fabrication Inc (b)	64,401	435,351
Helix Energy Solutions Group Inc (b)	766,443	5,050,859
Helmerich & Payne Inc	538,552	11,250,351
Innovex International Inc (b)	169,592	2,927,158
KLX Energy Services Holdings Inc (b)(c)	74,847	146,700
Kodiak Gas Services Inc	212,727	7,613,499
Liberty Energy Inc Class A	895,292	10,072,035
Mammoth Energy Services Inc (b)	123,930	293,714
MIND Technology Inc (b)(c)	43,412	439,329
Nabors Industries Ltd (b)(c)	79,607	2,967,749
Natural Gas Services Group Inc	51,087	1,336,436
NCS Multistage Holdings Inc (b)	4,203	160,155
Nine Energy Service Inc (b)(c)	115,962	79,620
Noble Corp PLC	703,961	20,288,157
NOV Inc	2,024,977	26,911,945
Oceaneering International Inc (b)	549,591	13,410,020
Oil States International Inc (b)	310,730	1,740,088
Patterson-UTI Energy Inc	1,986,371	11,540,816
ProFrac Holding Corp Class A (b)	121,045	484,180
ProPetro Holding Corp (b)	425,564	2,170,376
Ranger Energy Services Inc Class A	81,982	1,169,883
RPC Inc (c)	458,900	2,188,953
SEACOR Marine Holdings Inc (b)(c)	131,423	842,421
Select Water Solutions Inc Class A	509,238	4,338,708
Smart Sand Inc	158,566	307,618
Solaris Energy Infrastructure Inc Class A	204,509	6,460,439
TETRA Technologies Inc (b)	639,259	3,004,517
Tidewater Inc (b)	245,566	14,783,073
Transocean Ltd (b)(c)	4,408,460	13,357,634
Valaris Ltd (b)(c)	352,744	17,520,794
Weatherford International PLC	391,335	24,929,997
		276,519,386
Oil, Gas & Consumable Fuels - 2.7%
Aemetis Inc (b)(c)	269,186	683,732
American Resources Corp (b)(c)	278,163	573,016
Amplify Energy Corp (b)(c)	198,984	809,865
Antero Midstream Corp	1,797,279	31,973,593
Antero Resources Corp (b)	1,575,849	50,301,100
Barnwell Industries Inc (b)	25,334	28,881
Battalion Oil Corp (b)(c)	22,809	26,915
Berry Corp	427,854	1,429,032
California Resources Corp	374,732	18,616,686
Calumet Inc (b)(c)	373,756	6,092,223
Centrus Energy Corp Class A (b)(c)	81,243	16,389,150
Cheniere Energy Inc	1,196,007	289,218,414
Chord Energy Corp	313,846	34,488,537
Civitas Resources Inc	464,031	17,067,060
Clean Energy Fuels Corp (b)	947,178	2,491,078
Clean Energy Technologies Inc (b)	98,838	23,988
CNX Resources Corp (b)	783,961	22,891,661
Comstock Inc (b)(c)	146,789	356,697
Comstock Resources Inc (b)(c)	489,431	7,894,522
Core Natural Resources Inc	269,912	20,043,665
Crescent Energy Co Class A (c)	992,387	9,467,372
CVR Energy Inc (b)(c)	184,461	5,624,216
Delek US Holdings Inc	327,914	9,086,497
Dorian LPG Ltd	197,037	6,301,243
DT Midstream Inc	546,540	56,938,537
Empire Petroleum Corp (b)(c)	140,540	709,727
EON Resources Inc Class A (b)(c)	64,985	22,530
Epsilon Energy Ltd (c)	118,771	695,998
Evolution Petroleum Corp	167,380	863,681
Excelerate Energy Inc Class A	128,998	3,150,131
FutureFuel Corp	143,106	555,251
Gevo Inc (b)(c)	1,245,533	2,154,772
Granite Ridge Resources Inc	293,868	1,633,906
Green Plains Inc (b)(c)	349,581	3,883,845
Gulfport Energy Corp (b)	66,873	11,637,908
HF Sinclair Corp	866,291	44,076,886
HighPeak Energy Inc Class A (c)	136,130	1,048,201
Houston American Energy Corp (b)(c)	8,149	67,066
Infinity Natural Resources Inc Class A (c)	81,142	1,209,016
International Seaways Inc	219,202	9,956,155
Kinetik Holdings Inc Class A (c)	207,720	8,688,928
Lightbridge Corp (b)(c)	120,182	1,818,354
Magnolia Oil & Gas Corp Class A	1,013,071	25,205,206
Matador Resources Co	627,477	31,599,742
Mexco Energy Corp	4,983	40,362
Murphy Oil Corp	725,085	18,025,613
NACCO Industries Inc Class A	19,644	768,473
New Era Energy & Digital Inc (c)	32,998	16,433
New Fortress Energy Inc Class A (c)	402,615	990,433
NextDecade Corp (b)	817,301	8,761,467
NextNRG Inc (b)(c)	69,834	127,098
Northern Oil & Gas Inc	530,605	13,880,627
OPAL Fuels Inc Class A (b)(c)	121,733	286,073
Ovintiv Inc	1,403,017	59,095,077
Par Pacific Holdings Inc (b)	278,447	9,645,404
PBF Energy Inc Class A	540,813	14,775,011
Peabody Energy Corp (c)	656,454	11,422,300
PEDEVCO Corp (b)	137,159	83,393
Permian Resources Corp Class A	3,436,889	49,113,144
Prairie Operating Co (b)(c)	182,576	465,569
PrimeEnergy Resources Corp (b)(c)	2,891	437,322
Range Resources Corp	1,288,773	44,166,251
REX American Resources Corp (b)	78,534	4,913,872
Riley Exploration Permian Inc (c)	51,093	1,494,981
Ring Energy Inc (b)	611,544	666,583
Sable Offshore Corp (b)(c)	391,565	10,564,424
SandRidge Energy Inc (c)	172,723	2,045,040
SM Energy Co	618,228	17,650,409
Stabilis Solutions Inc (b)(c)	21,670	87,330
Summit Midstream Corp Class A (b)(c)	57,250	1,317,895
Talos Energy Inc (b)(c)	700,939	6,925,277
Trio Petroleum Corp (b)(c)	38,594	42,646
Ur-Energy Inc (United States) (b)(c)	1,978,858	2,750,613
Uranium Energy Corp (b)(c)	2,322,993	24,832,795
US Energy Corp (b)(c)	89,169	106,111
VAALCO Energy Inc	566,254	2,197,066
Venture Global Inc Class A (c)	389,752	5,066,776
Verde Clean Fuels Inc Class A (b)(c)	22,708	65,853
Viper Energy Inc Class A	913,365	36,393,028
Vital Energy Inc (b)(c)	98,204	1,749,995
Vitesse Energy Inc	157,935	4,202,650
Vivakor Inc (b)(c)	118,274	86,340
W&T Offshore Inc (c)	522,821	951,534
World Kinect Corp (c)	315,420	8,456,410
		1,122,462,661
TOTAL ENERGY		1,398,982,047

Financials - 17.4%
Banks - 6.0%
1st Source Corp	91,259	5,878,905
ACNB Corp	56,921	2,579,660
Affinity Bancshares Inc	26,548	526,447
Amalgamated Financial Corp	112,132	3,239,493
Amerant Bancorp Inc Class A	191,142	4,109,553
Ameris Bancorp	351,121	25,730,147
AmeriServ Financial Inc	84,021	250,383
Ames National Corp	49,194	982,896
Arrow Financial Corp	78,447	2,332,229
Associated Banc-Corp	878,170	23,684,245
Atlantic Union Bankshares Corp (c)	775,195	27,697,717
Auburn National BanCorp Inc	12,857	330,425
Axos Financial Inc (b)	289,962	26,447,434
Banc of California Inc	720,237	12,186,410
BancFirst Corp	106,951	14,221,274
Bancorp Inc/The (b)	251,684	19,188,388
Bank First Corp	48,052	6,242,916
Bank of Hawaii Corp	214,816	14,633,266
Bank of Marin Bancorp	77,398	1,899,347
Bank of the James Financial Group Inc	21,601	335,680
Bank OZK	568,141	29,810,358
Bank7 Corp	21,617	1,072,419
BankFinancial Corp (c)	58,364	722,546
BankUnited Inc	410,062	16,070,330
Bankwell Financial Group Inc	35,347	1,494,471
Banner Corp	186,363	12,491,912
Bar Harbor Bankshares	84,992	2,742,692
BayCom Corp	54,541	1,650,411
Bayfirst Financial Corp	19,738	178,036
BCB Bancorp Inc	82,667	735,736
Berkshire Hills Bancorp Inc (c)	253,054	6,612,301
Blue Foundry Bancorp (b)	97,395	904,800
Blue Ridge Bankshares Inc (b)	253,140	1,015,091
Bogota Financial Corp (b)(c)	20,044	185,807
BOK Financial Corp	119,933	13,361,736
Bridgewater Bancshares Inc (b)	102,733	1,682,767
Broadway Financial Corp/DE (b)	25,844	206,234
Brookline Bancorp Inc	486,223	5,324,142
Burke & Herbert Financial Services Corp	72,220	4,590,303
Business First Bancshares Inc	149,614	3,741,846
BV Financial Inc (b)	44,917	753,707
Byline Bancorp Inc	138,840	4,013,864
C&F Financial Corp	16,227	1,168,019
Cadence Bank	1,007,090	37,906,868
California BanCorp (b)	121,393	2,044,258
Camden National Corp	90,963	3,719,477
Capital Bancorp Inc	62,840	2,135,932
Capital City Bank Group Inc	73,772	3,235,640
Capitol Federal Financial Inc	661,221	4,284,712
Carter Bankshares Inc (b)	122,348	2,380,892
Carver Bancorp Inc (b)	20,975	37,964
Catalyst Bancorp Inc (b)	20,492	261,888
Cathay General Bancorp	378,335	18,882,700
CB Financial Services Inc	25,375	844,734
Central Pacific Financial Corp	146,500	4,588,380
Central Plains Bancshares Inc (b)	17,785	281,359
CF Bankshares Inc Class A	20,641	507,769
CFSB Bancorp Inc (b)	13,327	186,044
Chain Bridge Bancorp Inc Class A	16,063	485,745
Chemung Financial Corp	18,566	1,001,079
ChoiceOne Financial Services Inc	73,232	2,259,940
Citizens & Northern Corp	85,483	1,726,757
Citizens Community Bancorp Inc/WI	46,447	767,769
Citizens Financial Services Inc	24,221	1,452,291
City Holding Co	77,866	10,004,224
Civista Bancshares Inc	84,552	1,791,657
CNB Financial Corp/PA	152,393	4,009,460
Coastal Financial Corp/WA Class A (b)	66,910	7,661,195
Colony Bankcorp Inc	80,757	1,387,405
Columbia Banking System Inc	1,143,592	30,613,958
Columbia Financial Inc (b)(c)	144,252	2,168,108
Comerica Inc	709,120	50,049,690
Commerce Bancshares Inc/MO	649,653	40,239,507
Community Financial System Inc	285,474	17,097,038
Community Trust Bancorp Inc	80,429	4,698,662
Community West Bancshares	92,291	1,967,644
Connectone Bancorp Inc	252,222	6,456,883
Cullen/Frost Bankers Inc	344,638	44,468,641
Customers Bancorp Inc (b)	158,017	11,328,239
CVB Financial Corp	698,885	14,068,555
Dime Community Bancshares Inc	214,037	6,583,778
Eagle Bancorp Inc (c)	187,878	3,648,591
Eagle Bancorp Montana Inc	40,071	702,445
Eagle Financial Services Inc	25,880	968,688
East West Bancorp Inc	742,788	78,096,730
Eastern Bankshares Inc	1,038,712	17,772,362
ECB Bancorp Inc/MD (b)(c)	40,682	692,408
Enterprise Financial Services Corp	198,173	12,136,115
Equity Bancshares Inc Class A	82,456	3,341,942
Esquire Financial Holdings Inc (c)	35,667	3,498,933
Farmers & Merchants Bancorp Inc/Archbold OH	67,474	1,785,362
Farmers National Banc Corp	209,993	3,187,694
FB Bancorp Inc (c)	104,580	1,252,868
FB Financial Corp	217,494	11,675,078
Fidelity D&D Bancorp Inc	25,707	1,122,111
Fifth District Bancorp Inc (b)(c)	26,012	362,867
Financial Institutions Inc	109,143	3,019,987
Finward Bancorp	19,934	637,888
Finwise Bancorp (b)	45,993	889,045
First Bancorp Inc/The	48,900	1,329,102
First Bancorp/Southern Pines NC	223,220	12,185,580
First Bank/Hamilton NJ	105,237	1,770,086
First Busey Corp	445,888	11,013,434
First Business Financial Services Inc	38,844	2,032,318
First Capital Inc	18,283	751,431
First Citizens BancShares Inc/NC Class A	58,947	116,945,543
First Commonwealth Financial Corp	565,755	10,042,151
First Community Bankshares Inc	87,993	3,341,974
First Community Corp/SC	40,905	1,115,479
First Financial Bancorp	517,700	13,708,696
First Financial Bankshares Inc	698,386	25,959,008
First Financial Corp	57,430	3,388,370
First Foundation Inc (b)	411,804	2,450,234
First Guaranty Bancshares Inc	34,323	289,000
First Hawaiian Inc	679,737	17,639,175
First Horizon Corp	2,724,673	61,577,610
First Interstate BancSystem Inc Class A	470,893	15,407,619
First Interstate Bank of Calif	43,189	1,084,692
First Merchants Corp	315,266	13,089,844
First Mid Bancshares Inc	109,577	4,431,294
First National Corp/VA	42,370	989,763
First Northwest Bancorp	41,024	305,219
First Savings Financial Group Inc	29,326	804,119
First Seacoast Bancorp Inc (b)	19,010	219,566
First United Corp	31,499	1,177,118
First US Bancshares Inc	27,513	336,484
First Western Financial Inc (b)	39,379	919,893
Firstsun Capital Bancorp (b)	59,631	2,266,574
Five Star Bancorp	86,009	2,818,515
Flagstar Financial Inc	1,655,844	21,227,920
Flushing Financial Corp	182,015	2,504,526
FNB Corp/PA	1,935,467	32,302,944
Franklin Financial Services Corp	21,885	1,022,030
FS Bancorp Inc	37,720	1,611,021
Fulton Financial Corp	991,712	19,497,058
FVCBankcorp Inc	82,678	1,121,527
GBank Financial Holdings Inc (b)(c)	48,463	1,925,193
German American Bancorp Inc	201,633	8,424,227
Glacier Bancorp Inc	642,196	31,563,933
Glen Burnie Bancorp (b)	14,424	59,859
Great Southern Bancorp Inc	46,860	2,965,769
Greene County Bancorp Inc	37,364	896,362
Guaranty Bancshares Inc/TX	49,159	2,415,673
Hancock Whitney Corp	462,670	29,111,196
Hanmi Financial Corp	162,636	4,091,922
Hanover Bancorp Inc	23,717	534,818
Harborone Northeast Bancorp Inc	202,102	2,599,032
Hawthorn Bancshares Inc	34,866	1,165,570
HBT Financial Inc	66,841	1,770,618
Heritage Commerce Corp	339,732	3,509,432
Heritage Financial Corp Wash	183,710	4,489,872
Hilltop Holdings Inc	244,640	8,581,971
Hingham Institution For Savings The (c)	11,179	3,176,401
Home Bancorp Inc	36,927	2,077,698
Home BancShares Inc/AR	983,612	29,272,293
Home Federal Bancorp Inc of Louisiana	9,459	127,601
HomeStreet Inc (b)	93,224	1,293,017
HomeTrust Bancshares Inc	73,896	3,056,339
Hope Bancorp Inc	691,050	7,691,387
Horizon Bancorp Inc/IN	241,324	4,068,723
IF Bancorp Inc	12,568	317,593
Independent Bank Corp	262,357	18,761,149
Independent Bank Corp/MI	112,908	3,713,544
International Bancshares Corp	288,338	20,627,701
Investar Holding Corp	44,957	1,053,792
Isabella Bank Corp (c)	20,547	692,639
John Marshall Bancorp Inc	67,431	1,335,808
Kearny Financial Corp/MD	307,213	2,073,688
Kentucky First Federal Bancorp (b)	14,569	48,004
Lake Shore Bancorp Inc/MD	14,235	191,317
Lakeland Financial Corp (c)	138,449	9,476,834
Landmark Bancorp Inc/Manhattan KS	22,248	591,129
LCNB Corp	71,958	1,164,280
LINKBANCORP Inc	147,153	1,071,274
Live Oak Bancshares Inc	194,064	7,508,336
Magyar Bancorp Inc	29,685	510,285
MainStreet Bancshares Inc	32,269	730,893
Marathon Bancorp Inc (b)(c)	596	6,162
Mercantile Bank Corp	88,518	4,359,512
Meridian Corp	48,318	760,525
Metrocity Bankshares Inc	98,474	2,948,312
Metropolitan Bank Holding Corp	49,724	3,947,588
Mid Penn Bancorp Inc	117,984	3,556,038
Middlefield Banc Corp	38,874	1,193,432
Midland States Bancorp Inc	118,177	2,176,820
MidWestOne Financial Group Inc	102,009	3,084,752
MVB Financial Corp	64,809	1,581,340
National Bank Holdings Corp Class A	205,271	8,050,729
National Bankshares Inc VA	35,045	1,098,310
NB Bancorp Inc (c)	196,395	3,709,902
Nbt Bancorp Inc	282,620	12,511,587
Nicolet Bankshares Inc	71,244	9,852,333
Northeast Bank	38,072	4,209,240
Northeast Community Bancorp Inc	71,378	1,609,574
Northfield Bancorp Inc	201,551	2,388,379
Northpointe Bancshares Inc (c)	54,028	962,779
Northrim BanCorp Inc	29,769	2,799,179
Northwest Bancshares Inc	787,961	9,967,707
Norwood Financial Corp	45,198	1,223,058
NSTS Bancorp Inc (b)	22,395	272,995
Oak Valley Bancorp	35,905	1,022,933
OceanFirst Financial Corp	316,349	5,817,658
Ohio Valley Banc Corp (c)	20,518	759,166
Old National Bancorp/IN	1,760,234	40,291,756
Old Point Financial Corp	22,837	961,438
Old Second Bancorp Inc	240,693	4,443,193
OP Bancorp (c)	59,594	866,497
OptimumBank Holdings Inc (b)(c)	50,279	213,685
Orange County Bancorp Inc	48,410	1,291,579
Origin Bancorp Inc	157,801	6,136,881
Orrstown Financial Services Inc	105,690	3,683,297
Pacific Premier Bancorp Inc	525,837	12,877,748
Park National Corp	78,566	13,495,282
Parke Bancorp Inc	52,937	1,193,729
Pathfinder Bancorp Inc	13,029	195,304
Pathward Financial Inc	125,552	9,977,617
Patriot National Bancorp Inc (b)	250,300	375,450
PB Bankshares Inc (b)	12,282	243,798
PCB Bancorp	62,351	1,377,957
Peapack-Gladstone Financial Corp	83,328	2,417,345
Peoples Bancorp Inc/OH	190,054	5,880,271
Peoples Bancorp of North Carolina Inc	26,006	823,870
Peoples Financial Services Corp	53,300	2,793,453
Pinnacle Financial Partners Inc	416,095	40,452,756
Pioneer Bancorp Inc/NY (b)	51,935	680,868
Plumas Bancorp	29,594	1,284,084
Ponce Financial Group Inc (b)	117,562	1,744,620
Preferred Bank/Los Angeles CA (c)	60,817	5,741,125
Primis Financial Corp	107,035	1,225,551
Princeton Bancorp Inc	27,826	950,536
Prosperity Bancshares Inc	511,128	35,334,279
Provident Bancorp Inc (b)	94,026	1,210,115
Provident Financial Holdings Inc	31,518	488,214
Provident Financial Services Inc	708,480	14,056,243
QCR Holdings Inc	91,034	7,135,245
RBB Bancorp	72,278	1,462,184
Red River Bancshares Inc	25,126	1,643,240
Renasant Corp (c)	497,732	19,476,253
Republic Bancorp Inc/KY Class A	51,201	3,929,165
Rhinebeck Bancorp Inc (b)	20,843	278,671
Richmond Mutual BanCorp Inc	55,574	821,939
Riverview Bancorp Inc	102,510	518,701
S&T Bancorp Inc	208,499	8,237,795
SB Financial Group Inc	35,545	746,445
Seacoast Banking Corp of Florida	458,498	14,263,873
ServisFirst Bancshares Inc	270,845	23,874,987
Shore Bancshares Inc	163,629	2,812,783
Sierra Bancorp	67,125	2,058,053
Simmons First National Corp Class A	766,737	15,932,795
SmartFinancial Inc	75,667	2,788,329
Sound Financial Bancorp Inc	12,167	575,134
South Plains Financial Inc	64,213	2,608,974
Southern First Bancshares Inc (b)	40,683	1,834,803
Southern Missouri Bancorp Inc	50,076	2,881,123
Southside Bancshares Inc	154,461	4,825,362
SouthState Corp	532,445	54,341,337
SR Bancorp Inc (c)	47,023	708,637
Stellar Bancorp Inc	247,217	7,643,950
Sterling Bancorp Inc/MI (b)(d)	102,043	1
Stock Yards Bancorp Inc	145,752	11,763,644
Summit State Bank	26,803	318,956
Synovus Financial Corp	750,795	38,748,530
Texas Capital Bancshares Inc (b)	246,513	21,340,630
Texas Community Bancshares Inc	10,750	176,245
TFS Financial Corp	282,813	3,976,351
Third Coast Bancshares Inc (b)	68,666	2,734,967
Timberland Bancorp Inc/WA	38,911	1,301,573
Tompkins Financial Corp	67,841	4,758,368
Towne Bank/Portsmouth VA	373,396	13,699,899
TriCo Bancshares	178,231	8,095,252
Triumph Financial Inc (b)	119,792	7,366,010
TrustCo Bank Corp NY	103,230	4,107,522
Trustmark Corp	322,784	12,998,512
UMB Financial Corp	385,887	47,039,625
Union Bankshares Inc/Morrisville VT	20,477	535,883
United Bancorp Inc/OH	27,825	405,689
United Bankshares Inc/WV	766,273	29,378,907
United Community Banks Inc/GA	666,840	22,272,456
United Security Bancshares/Fresno CA	74,211	706,489
Unity Bancorp Inc	32,170	1,684,100
Univest Financial Corp	156,174	4,946,031
USCB Financial Holdings Inc	55,217	960,224
Valley National Bancorp	2,587,573	27,066,014
Veritex Holdings Inc	292,371	10,042,944
Virginia National Bankshares Corp	25,763	1,071,998
WaFd Inc	433,401	13,630,461
Washington Trust Bancorp Inc	104,501	3,169,515
Webster Financial Corp	905,995	56,371,009
WesBanco Inc	516,915	16,954,812
West BanCorp Inc	82,227	1,641,251
Westamerica BanCorp	141,793	7,091,068
Western Alliance Bancorp	591,672	52,984,228
Western New England Bancorp Inc	97,749	1,225,772
Winchester Bancorp Inc	15,610	147,670
Wintrust Financial Corp	359,185	49,312,509
WSFS Financial Corp	304,419	17,744,584
Zions Bancorp NA	793,670	46,040,797
		2,452,607,213
Capital Markets - 4.4%
Acadian Asset Management Inc	143,670	7,322,860
Aether Holdings Inc	9,501	64,607
Affiliated Managers Group Inc	152,753	34,341,929
AlTi Global Inc Class A (b)(c)	355,485	1,539,250
Ares Management Corp Class A	1,090,788	195,469,210
Artisan Partners Asset Management Inc Class A (c)	385,413	18,033,474
Associated Capital Group Inc Class A (c)	11,875	393,419
AtlasClear Holdings Inc (b)(c)	51,093	9,441
B Riley Financial Inc (b)(c)	92,507	509,251
Bakkt Holdings Inc Class A (b)(c)	36,901	323,622
Beneficient Class A (b)(c)	44,687	18,097
BGC Group Inc Class A	2,052,872	20,138,674
Binah Capital Group Inc (b)(c)	19,859	38,725
Blue Owl Capital Inc Class A	3,107,732	57,555,197
CaliberCos Inc Class A (b)(c)	3,499	12,141
Carlyle Group Inc/The	1,150,651	74,286,029
Cohen & Co Inc	4,825	59,806
Cohen & Steers Inc	146,230	10,800,548
Diamond Hill Investment Group Inc	14,985	2,184,214
DigitalBridge Group Inc Class A	855,331	9,759,327
Dominari Holdings Inc (c)	33,720	216,482
Donnelley Financial Solutions Inc (b)(c)	137,167	7,786,971
Evercore Inc Class A	194,249	62,460,766
Federated Hermes Inc Class B	403,221	21,411,035
Fold Holdings Inc Class A (b)(c)	76,319	273,222
Forge Global Holdings Inc Class A (b)(c)	41,508	782,426
Galaxy Digital Inc Class A (c)	880,877	20,691,801
GCM Grosvenor Inc Class A (c)	254,089	3,292,993
Great Elm Group Inc (b)	114,470	264,426
Hamilton Lane Inc Class A	235,087	36,283,328
Hennessy Advisors Inc (c)	23,688	265,542
Heritage Global Inc (b)	173,610	331,595
Houlihan Lokey Inc Class A	288,666	57,516,701
Innventure Inc	150,720	821,424
Janus Henderson Group PLC	678,125	30,054,500
Jefferies Financial Group Inc	881,755	57,181,812
Lazard Inc	610,565	34,899,895
LPL Financial Holdings Inc	431,230	157,174,710
MarketWise Inc Class A	11,857	212,952
Marygold Cos Inc/The (b)	47,177	43,356
Moelis & Co Class A	400,897	28,908,683
Morningstar Inc	143,444	37,642,574
Netcapital Inc (b)	11,328	22,656
Open Lending Corp (b)	493,263	1,040,785
Oppenheimer Holdings Inc Class A	32,505	2,358,888
P10 Inc Class A	335,157	4,135,837
Perella Weinberg Partners Class A	335,629	7,427,470
Piper Sandler Cos	88,996	29,705,975
PJT Partners Inc Class A	131,054	23,458,666
Robinhood Markets Inc Class A (b)	3,851,520	400,673,626
SEI Investments Co	504,846	44,567,805
Siebert Financial Corp (b)(c)	107,574	293,677
Silvercrest Asset Management Group Inc Class A	51,890	850,477
StepStone Group Inc Class A	359,123	22,287,173
Stifel Financial Corp	554,398	63,916,545
StoneX Group Inc (b)	233,948	23,902,467
TPG Inc Class A	693,031	41,824,421
Tradeweb Markets Inc Class A	629,026	77,596,647
US Global Investors Inc Class A	55,704	135,918
Value Line Inc	4,507	170,996
Victory Capital Holdings Inc Class A	253,820	18,092,290
Virtu Financial Inc Class A	434,085	18,196,843
Virtus Invt Partners Inc	35,157	7,081,675
Westwood Holdings Group Inc	33,262	590,733
WisdomTree Inc	624,120	8,494,273
		1,788,202,858
Consumer Finance - 1.2%
Ally Financial Inc	1,494,747	61,359,364
Atlanticus Holdings Corp (b)	26,205	1,747,874
Bread Financial Holdings Inc	250,986	16,612,763
Consumer Portfolio Services Inc (b)(c)	43,785	349,842
Credit Acceptance Corp (b)(c)	32,724	16,844,025
Dave Inc Class A (b)	41,980	8,950,976
DeFi Development Corp (b)(c)	44,046	705,617
Encore Capital Group Inc (b)(c)	125,987	5,271,296
Enova International Inc (b)	136,973	16,614,825
EZCORP Inc Class A (b)	281,828	4,698,073
FirstCash Holdings Inc	208,520	30,708,740
Green Dot Corp Class A (b)	297,208	4,137,135
Katapult Holdings Inc Class A (b)	21,542	323,130
LendingClub Corp (b)	617,723	10,612,481
Lendingtree Inc (b)	59,992	4,076,456
Medallion Financial Corp (c)	98,397	1,039,072
Navient Corp	391,855	5,372,332
Nelnet Inc Class A	94,030	12,093,198
NerdWallet Inc Class A (b)	195,090	2,017,231
Old Market Capital Corp (b)	32,413	180,216
OneMain Holdings Inc	639,167	39,538,871
Oportun Financial Corp (b)	164,560	1,087,742
OppFi Inc Class A	127,974	1,306,615
PRA Group Inc (b)	212,258	3,627,489
PROG Holdings Inc	218,467	7,698,777
Regional Management Corp	49,224	2,157,980
SLM Corp	1,132,498	35,424,537
SoFi Technologies Inc Class A (b)	6,406,242	163,615,422
Upstart Holdings Inc (b)(c)	449,062	32,907,263
Vroom Inc (c)	6,069	172,967
World Acceptance Corp (b)	16,845	2,887,738
		494,140,047
Financial Services - 2.3%
Acacia Research Corp (b)	191,622	653,431
Affirm Holdings Inc Class A (b)	1,386,310	122,632,983
Alerus Financial Corp	126,393	2,814,772
AvidXchange Holdings Inc (b)	1,010,902	10,048,366
Better Home & Finance Holding Co Class A (b)(c)	36,703	830,589
Cannae Holdings Inc	340,601	6,369,239
Cantaloupe Inc (b)(c)	315,459	3,429,039
Cass Information Systems Inc	65,398	2,819,962
Corebridge Financial Inc	1,456,691	50,649,146
Enact Holdings Inc	154,074	5,800,886
Equitable Holdings Inc	1,641,211	87,410,898
Essent Group Ltd	546,392	34,280,634
Euronet Worldwide Inc (b)	221,976	20,685,943
Federal Agricultural Mortgage Corp Class A	212	31,077
Federal Agricultural Mortgage Corp Class C	55,057	11,538,296
Finance of America Cos Inc Class A (b)(c)	41,169	1,099,624
FlexShopper Inc (b)	98,945	68,213
Flywire Corp (b)	582,760	7,663,294
Guild Holdings Co Class A	53,488	1,064,946
HA Sustainable Infrastructure Capital Inc	665,937	18,806,061
Halo Spin-Out SPV Inc Class A (d)	8,869	0
Income Opportunity Realty Investors Inc (b)	2,509	44,911
International Money Express Inc (b)	157,683	2,286,404
Jackson Financial Inc	386,846	38,220,385
loanDepot Inc Class A (b)(c)	485,889	1,039,802
Marqeta Inc Class A (b)	2,065,717	13,148,289
Merchants Bancorp/IN	148,035	4,799,295
MGIC Investment Corp	1,280,105	35,625,322
Mr Cooper Group Inc (b)	345,869	65,206,683
NCR Atleos Corp (b)	395,519	15,670,463
NewtekOne Inc (c)	134,924	1,669,010
NMI Holdings Inc (b)	420,932	16,563,674
OLB Group Inc/The (b)	9,922	10,864
Onity Group Inc (b)	32,894	1,360,825
Paymentus Holdings Inc Class A (b)	167,188	6,508,629
Payoneer Global Inc (b)	1,405,815	9,770,414
Paysign Inc (b)	179,670	930,691
PennyMac Financial Services Inc	174,594	19,222,799
Priority Technology Holdings Inc (b)	75,691	633,534
Radian Group Inc	729,765	25,454,203
Remitly Global Inc (b)	824,952	15,286,361
Repay Holdings Corp Class A (b)	410,404	2,429,592
Rocket Cos Inc Class A (c)	1,309,704	23,273,440
Ryvyl Inc (b)	28,828	8,642
Security National Financial Corp Class A	66,021	594,189
Sezzle Inc (b)(c)	80,651	7,629,585
SHF Holdings Inc Class A (b)(c)	9,278	21,338
Shift4 Payments Inc Class A (b)(c)	365,359	33,039,414
SWK Holdings Corp	15,772	235,161
Toast Inc Class A (b)	2,367,536	106,775,874
Usio Inc (b)	95,299	140,566
UWM Holdings Corp Class A	787,548	4,489,024
Velocity Financial Inc (b)	65,802	1,255,502
Voya Financial Inc	521,131	39,131,727
Walker & Dunlop Inc	174,660	14,854,833
Waterstone Financial Inc	96,604	1,448,094
Western Union Co/The	1,778,402	15,418,745
WEX Inc (b)	185,909	31,855,507
XBP Global Holdings Inc Class A (b)	72,570	43,839
		944,795,029
Insurance - 2.7%
Abacus Global Management Inc Class A (b)(c)	146,656	1,048,590
Ambac Financial Group Inc (b)	254,863	2,301,413
American Coastal Insurance Corp	132,386	1,462,865
American Financial Group Inc/OH	387,660	52,667,488
American Integrity Insurance Group Inc	35,678	713,203
Amerisafe Inc	102,928	4,753,215
Assured Guaranty Ltd	247,732	20,363,570
Atlantic American Corp	21,485	71,975
Axis Capital Holdings Ltd	382,901	37,746,381
Baldwin Insurance Group Inc/The Class A (b)(c)	381,794	12,091,416
Bowhead Specialty Holdings Inc (b)	42,624	1,323,901
Brighthouse Financial Inc (b)	310,778	14,687,368
Citizens Inc/TX Class A (b)(c)	242,613	1,283,423
CNA Financial Corp	112,232	5,561,096
CNO Financial Group Inc	533,461	21,055,706
Conifer Holdings Inc (b)(c)	16,984	12,959
Crawford & Co Class A	77,101	835,775
Crawford & Co Class B	50,875	538,766
Donegal Group Inc Class A	84,280	1,507,769
Donegal Group Inc Class B	7,438	109,339
eHealth Inc (b)	161,578	625,307
Employers Holdings Inc	129,841	5,616,922
F&G Annuities & Life Inc	117,236	4,052,849
Fidelity National Financial Inc/US	1,408,008	84,297,440
First American Financial Corp	558,957	36,891,162
Fundamental Global Inc (d)	5,162	79,598
Fundamental Global Inc (b)(c)	5,146	72,044
Genworth Financial Inc Class A (b)	2,254,391	19,320,131
GoHealth Inc Class A (b)	28,449	145,374
Goosehead Insurance Inc Class A	134,989	11,434,918
Greenlight Capital Re Ltd Class A (b)	135,228	1,743,089
Hagerty Inc Class A (b)	125,809	1,440,513
Hanover Insurance Group Inc/The	192,937	33,470,711
HCI Group Inc	50,047	8,343,335
Heritage Insurance Holdings Inc (b)	120,219	2,737,387
Hippo Holdings Inc (b)(c)	102,209	3,455,686
Horace Mann Educators Corp	217,351	9,993,799
Investors Title Co	7,884	1,957,282
James River Group Holdings Ltd	250,846	1,409,755
Kemper Corp	324,033	17,384,370
Kingstone Cos Inc (c)	61,713	830,657
Kinsale Capital Group Inc	119,913	54,854,202
Lemonade Inc (b)(c)	303,698	16,065,624
Lincoln National Corp	922,723	39,612,498
Markel Group Inc (b)	68,256	133,717,600
MBIA Inc (b)(c)	229,414	1,826,135
Mercury General Corp	143,156	11,070,253
NI Holdings Inc (b)	34,436	461,098
Old Republic International Corp	1,213,624	48,508,551
Oscar Health Inc Class A (b)(c)	1,109,687	18,487,385
Palomar Hldgs Inc (b)	146,460	18,017,509
Primerica Inc	176,991	47,670,756
ProAssurance Corp (b)	271,503	6,464,486
Reinsurance Group of America Inc	356,082	69,361,213
Reliance Global Group Inc (b)	12,113	11,637
RLI Corp	450,531	30,514,465
Root Inc/OH Class A (b)(c)	46,880	4,323,274
Ryan Specialty Holdings Inc Class A	583,689	32,995,939
Safety Insurance Group Inc	81,014	5,995,846
Selective Insurance Group Inc	330,267	25,836,787
Selectquote Inc (b)	672,562	1,519,990
Skyward Specialty Insurance Group Inc (b)	178,892	8,640,484
Stewart Information Services Corp	150,815	10,985,365
Tiptree Inc Class A	118,503	2,778,895
Trupanion Inc (b)	182,381	8,455,183
TWFG Inc Class A (b)	67,255	1,778,558
United Fire Group Inc	110,713	3,403,318
Universal Insurance Holdings Inc	138,507	3,378,186
Unum Group	862,841	60,278,072
White Mountains Insurance Group Ltd	13,690	25,055,164
		1,117,507,020
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
ACRES Commercial Realty Corp (b)	31,190	654,990
AG Mortgage Investment Trust Inc	159,091	1,202,728
AGNC Investment Corp (c)	5,518,165	53,857,290
Angel Oak Mortgage REIT Inc	81,692	805,483
Annaly Capital Management Inc	3,260,767	69,095,653
Apollo Commercial Real Estate Finance Inc	693,391	7,343,011
Arbor Realty Trust Inc (c)	1,041,502	12,435,534
Ares Commercial Real Estate Corp	303,224	1,431,217
ARMOUR Residential REIT Inc	562,551	8,612,656
Blackstone Mortgage Trust Inc Class A	924,543	18,084,061
Brightspire Capital Inc Class A	726,863	4,215,805
Cherry Hill Mortgage Investment Corp	178,078	511,084
Chimera Investment Corp	418,307	5,927,410
Claros Mortgage Trust Inc (c)	619,989	2,293,959
Dynex Capital Inc	584,986	7,382,523
Ellington Financial Inc	511,684	6,979,370
Franklin BSP Realty Trust Inc	455,885	5,265,472
Granite Point Mortgage Trust Inc	267,167	772,113
Invesco Mortgage Capital Inc (c)	362,711	2,836,400
Kkr Real Estate Finance Trust Inc (c)	311,019	2,995,113
Ladder Capital Corp Class A	600,054	6,972,627
Lument Finance Trust Inc (c)	238,748	534,796
Manhattan Bridge Capital Inc	52,409	277,767
MFA Financial Inc	443,497	4,523,669
New York Mortgage Trust Inc	494,521	3,570,442
Nexpoint Real Estate Finance Inc	49,682	745,230
Orchid Island Capital Inc	599,317	4,231,178
Pennymac Mortgage Investment Trust	475,419	5,852,408
Ready Capital Corp	936,685	3,990,278
Redwood Trust Inc	715,960	4,381,675
Rithm Capital Corp	2,840,415	35,164,338
Rithm Property Trust Inc	243,810	626,592
Sachem Capital Corp	281,733	349,349
Seven Hills Realty Trust	74,628	807,475
Starwood Property Trust Inc	1,873,695	37,979,798
Sunrise Realty Trust Inc	30,311	335,240
TPG RE Finance Trust Inc	363,004	3,394,087
Two Harbors Investment Corp	636,737	6,367,370
		332,806,191
TOTAL FINANCIALS		7,130,058,358

Health Care - 11.2%
Biotechnology - 5.1%
4D Molecular Therapeutics Inc (b)	182,162	1,122,118
89bio Inc (b)	694,284	6,269,385
Abeona Therapeutics Inc (b)(c)	264,513	1,806,624
Abpro Holdings Inc Class A (b)(c)	116,710	28,617
Absci Corp (b)(c)	492,706	1,177,567
ABVC BioPharma Inc (b)(c)	73,104	206,884
ACADIA Pharmaceuticals Inc (b)	671,533	17,453,143
Aceragen Inc (b)(c)(d)	12,983	0
Achieve Life Sciences Inc (b)(c)	175,778	523,818
Acrivon Therapeutics Inc (b)	73,246	98,150
Actinium Pharmaceuticals Inc (b)	169,592	301,874
Actuate Therapeutics Inc (b)(c)	16,480	139,091
Acumen Pharmaceuticals Inc (b)	168,326	228,923
Acurx Pharmaceuticals Inc (b)	4,787	22,116
Adicet Bio Inc (b)	328,502	236,521
Aditxt Inc (b)(c)	10,819	11,144
ADMA Biologics Inc (b)	1,298,124	22,405,620
Adverum Biotechnologies Inc (b)(c)	87,277	268,813
AEON Biopharma Inc Class A (b)	19,340	14,151
Aevi Genomic Medicine Inc rights (b)(d)	123,543	1
Agenus Inc (b)(c)	149,328	624,191
Agios Pharmaceuticals Inc (b)	312,793	11,795,424
Ainos Inc (b)	5,074	19,383
Akebia Therapeutics Inc (b)(c)	1,300,530	4,083,664
Akero Therapeutics Inc (b)	400,828	18,730,692
Alaunos Therapeutics Inc (b)(c)	9,142	19,472
Aldeyra Therapeutics Inc (b)	234,305	1,368,341
Alector Inc (b)	444,010	1,043,424
Aligos Therapeutics Inc Class A (b)	23,007	242,724
Alkermes PLC (b)	891,853	25,836,981
Allarity Therapeutics Inc (b)(c)	48,407	74,547
Allogene Therapeutics Inc (b)(c)	846,349	956,374
Alnylam Pharmaceuticals Inc (b)	704,143	314,406,891
Altimmune Inc (b)(c)	524,107	2,007,330
ALX Oncology Holdings Inc (b)(c)	158,981	186,008
Alzamend Neuro Inc (b)(c)	3,314	8,136
Amicus Therapeutics Inc (b)	1,496,985	11,362,116
AnaptysBio Inc (b)(c)	101,788	2,069,350
Anavex Life Sciences Corp (b)(c)	460,357	4,437,841
Anika Therapeutics Inc (b)(c)	78,469	736,039
Anixa Biosciences Inc (b)	164,541	491,978
Annexon Inc (b)	479,173	987,096
Annovis Bio Inc (b)(c)	86,337	199,438
Apellis Pharmaceuticals Inc (b)	583,848	16,096,689
Apimeds Pharmaceuticals US Inc (c)	2,240	4,099
Apogee Therapeutics Inc (b)	174,409	6,343,255
Applied Therapeutics Inc (b)(c)	533,843	263,024
Aptevo Therapeutics Inc (b)(c)	2,001	3,282
AquaBounty Technologies Inc (b)(c)	23,573	27,816
Aravive Inc (b)(c)(d)	263,230	3
Arbutus Biopharma Corp (b)(c)	826,655	3,066,890
Arcellx Inc (b)(c)	213,733	14,830,933
Arcturus Therapeutics Holdings Inc (b)(c)	134,604	2,289,614
Arcus Biosciences Inc (b)	368,346	3,900,784
Arcutis Biotherapeutics Inc (b)	579,704	8,997,006
Ardelyx Inc (b)	1,293,402	8,226,037
Armata Pharmaceuticals Inc (b)(c)	54,574	136,435
ArriVent Biopharma Inc (b)	124,732	2,384,876
Arrowhead Pharmaceuticals Inc (b)	678,144	14,939,512
ARS Pharmaceuticals Inc (b)(c)	286,788	3,332,477
Assembly Biosciences Inc (b)	26,915	664,801
Astria Therapeutics Inc (b)	191,186	1,181,529
Atara Biotherapeutics Inc (b)	21,033	253,448
Atossa Therapeutics Inc (b)	630,672	481,140
aTyr Pharma Inc (b)(c)	486,680	2,618,338
Aura Biosciences Inc (b)	208,255	1,303,676
Avalo Therapeutics Inc (b)	52,793	490,447
Avidity Biosciences Inc (b)	649,937	30,274,065
Avita Medical Inc (b)(c)	141,630	614,674
Azitra Inc (b)(c)	13,628	14,582
Beam Therapeutics Inc (b)	494,991	8,098,053
Beyondspring Inc (b)(c)	89,958	154,728
Bicara Therapeutics Inc (b)	100,350	1,198,179
bioAffinity Technologies Inc (b)	101,587	24,594
BioAtla Inc (b)(c)	261,843	119,269
BioCardia Inc (b)(c)	21,198	41,548
BioCryst Pharmaceuticals Inc (b)	1,127,780	9,371,852
Biohaven Ltd (b)(c)	458,137	7,050,728
BioMarin Pharmaceutical Inc (b)	1,035,712	60,350,938
Biomea Fusion Inc (b)	135,879	264,964
BioRestorative Therapies Inc (b)(c)	26,868	49,437
BioVie Inc (b)	7,078	10,759
Bioxcel Therapeutics Inc (b)(c)	27,483	111,306
Black Diamond Therapeutics Inc (b)(c)	162,958	448,135
Bolt Biotherapeutics Inc (b)	6,976	36,903
Bone Biologics Corp (b)	2,754	5,921
Boundless Bio Inc (b)	32,605	36,518
Bridgebio Pharma Inc (b)	803,668	41,597,856
C4 Therapeutics Inc (b)(c)	311,910	810,966
Cabaletta Bio Inc (b)(c)	269,242	390,401
Calidi Biotherapeutics Inc (b)(c)	14,779	24,385
CAMP4 Therapeutics Corp (c)	38,451	58,446
Candel Therapeutics Inc (b)(c)	196,090	1,135,361
Capricor Therapeutics Inc (b)(c)	225,643	1,417,038
Cardiff Oncology Inc (b)(c)	330,658	694,382
Cardio Diagnostics Holdings Inc (b)(c)	8,274	31,524
CareDx Inc (b)	300,871	4,109,898
Caribou Biosciences Inc (b)	479,242	896,183
Carisma Therapeutics Inc (b)(c)	133,204	28,639
Carisma Therapeutics Inc rights (b)(d)	1,018,958	10
Cartesian Therapeutics Inc (b)(c)	45,842	460,712
Cartesian Therapeutics Inc rights (b)(c)(d)	555,522	161,101
Catalyst Pharmaceuticals Inc (b)	612,201	12,605,219
CEL-SCI Corp (b)(c)	13,731	143,214
Celcuity Inc (b)	150,518	7,711,037
Celldex Therapeutics Inc (b)	359,476	7,937,230
Cellectar Biosciences Inc (b)(c)	7,528	36,661
Celularity Inc Class A (b)(c)	69,262	267,351
Century Therapeutics Inc (b)	189,928	93,388
CERo Therapeutics Holdings Inc Class A (b)	1,864	14,017
CervoMed Inc (b)(c)	25,476	245,079
CG oncology Inc (b)	292,147	7,835,383
Chinook Therapeutics Inc rights (b)(d)	51,768	0
Cibus Inc Class A (b)(c)	127,836	171,300
Cidara Therapeutics Inc (b)	80,028	5,233,031
Clene Inc (b)	32,736	174,156
Climb Bio Inc (b)	142,473	317,715
Coeptis Therapeutics Holdings Inc (b)(c)	13,259	176,676
Cogent Biosciences Inc (b)	698,765	8,441,081
Coherus Oncology Inc (b)(c)	623,950	723,782
Compass Therapeutics Inc (b)(c)	534,625	1,865,841
Corbus Pharmaceuticals Holdings Inc (b)(c)	65,477	613,519
Corvus Pharmaceuticals Inc (b)(c)	331,031	1,900,118
Coya Therapeutics Inc (b)	77,008	505,172
Creative Medical Technology Holdings Inc (b)(c)	12,567	39,712
Crescent Biopharma Inc (b)	3,149	45,346
Cue Biopharma Inc (b)	393,988	307,389
Cullinan Therapeutics Inc (b)	290,529	2,190,589
Curis Inc (b)	50,942	85,073
Cyclacel Pharmaceuticals Inc (b)(c)	217	1,787
Cyclerion Therapeutics Inc (b)	12,633	30,951
Cyteir Therapeutics Inc (b)(d)	97,013	1
Cytokinetics Inc (b)(c)	649,727	22,954,855
CytomX Therapeutics Inc (b)(c)	852,865	1,739,845
Day One Biopharmaceuticals Inc (b)	369,671	2,776,229
Denali Therapeutics Inc (b)	690,525	10,544,317
Dermata Therapeutics Inc (b)	1,631	9,199
Design Therapeutics Inc (b)(c)	158,337	875,604
DiaMedica Therapeutics Inc (b)(c)	140,366	801,490
Dianthus Therapeutics Inc (b)	105,286	2,481,591
Dianthus Therapeutics Inc rights (b)(d)	190,584	2
Disc Medicine Inc (b)	132,852	7,923,958
Dogwood Therapeutics Inc (b)(c)	8,150	39,691
Dogwood Therapeutics Inc (c)(d)	6,054	0
Dyadic International Inc (b)	111,790	102,992
Dynavax Technologies Corp (b)	602,821	6,100,549
Dyne Therapeutics Inc (b)	611,437	8,248,285
Edesa Biotech Inc (b)	16,836	39,396
Editas Medicine Inc (b)(c)	415,047	1,066,671
Eledon Pharmaceuticals Inc (b)(c)	321,615	832,983
Elicio Therapeutics Inc (b)(c)	57,402	604,443
Elutia Inc (b)	124,144	283,048
Emergent BioSolutions Inc (b)(c)	290,973	2,415,076
Enanta Pharmaceuticals Inc (b)	107,818	905,671
Ensysce Biosciences Inc (b)(c)	8,168	17,071
Entero Therapeutics Inc (b)(c)	9,900	22,523
Entrada Therapeutics Inc (b)	125,196	684,822
Equillium Inc (b)	98,839	171,980
Erasca Inc (b)	1,157,374	1,817,077
Ernexa Therapeutics Inc (b)(c)	13,005	17,687
Estrella Immunopharma Inc (b)(c)	58,561	60,903
Ethzilla Corp (b)	26,108	73,363
Exact Sciences Corp (b)	1,023,061	48,513,553
Exagen Inc (b)	68,672	677,106
Exelixis Inc (b)	1,472,298	55,093,391
Exicure Inc (b)(c)	13,792	78,201
eXoZymes Inc (b)	10,166	95,662
Fate Therapeutics Inc (b)	493,569	513,312
Fibrobiologics Inc (b)	138,342	81,636
FibroGen Inc (b)	21,987	260,106
Foghorn Therapeutics Inc (b)	186,073	941,529
Forte Biosciences Inc (b)(c)	29,481	324,291
Fortress Biotech Inc (b)(c)	111,595	287,915
Gain Therapeutics Inc (b)(c)	152,288	303,053
Galectin Therapeutics Inc (b)(c)	267,791	1,146,145
Genelux Corp (b)(c)	165,770	552,014
Generation Bio CO (b)	25,471	152,826
Genprex Inc (b)(c)	129,518	21,241
GeoVax Labs Inc (b)(c)	68,682	51,209
Geron Corp (b)(c)	3,105,086	4,347,120
Gossamer Bio Inc (b)	1,024,920	2,531,552
GRAIL Inc (b)(c)	167,007	5,476,160
Greenwich Lifesciences Inc (b)(c)	30,931	355,088
GRI Bio Inc (b)(c)	8,661	12,039
GT Biopharma Inc (b)	12,718	11,885
Gyre Therapeutics Inc (b)(c)	91,013	704,441
Gyre Therapeutics Inc rights (b)(d)	163,033	1
Halozyme Therapeutics Inc (b)	665,319	48,668,085
HCW Biologics Inc (b)(c)	5,806	33,210
Heron Therapeutics Inc (b)(c)	754,774	1,018,945
HilleVax Inc (b)	128,491	268,546
Humacyte Inc Class A (b)(c)	620,388	961,601
iBio Inc (b)(c)	82,796	67,702
Ideaya Biosciences Inc (b)	477,547	11,723,779
Immix Biopharma Inc (b)	77,619	172,314
ImmuCell Corp (b)	35,287	225,837
Immuneering Corp (b)	135,359	778,314
Immunic Inc (b)(c)	494,196	405,241
ImmunityBio Inc (b)(c)	1,097,900	2,569,086
Immunome Inc (b)(c)	433,693	4,124,420
Immunovant Inc (b)(c)	414,591	6,090,342
Imunon Inc (c)	6,014	35,663
IN8bio Inc (b)(c)	10,524	23,258
Indaptus Therapeutics Inc (b)	2,371	15,364
Inhibikase Therapeutics Inc (b)(c)	182,122	327,820
Inhibrx Biosciences Inc (b)(c)	53,252	1,501,706
Inmune Bio Inc (b)(c)	84,065	170,652
Inovio Pharmaceuticals Inc (b)(c)	194,713	461,470
Insight Molecular Diagnostics Inc (b)(c)	80,160	202,003
Insmed Inc (b)	984,851	134,038,221
Instil Bio Inc (b)(c)	20,767	560,709
Intellia Therapeutics Inc (b)(c)	571,646	6,491,040
Intensity Therapeutics Inc (b)(c)	43,183	12,178
Invivyd Inc (b)(c)	312,427	303,991
Ionis Pharmaceuticals Inc (b)	862,946	36,791,703
Iovance Biotherapeutics Inc (b)(c)	1,339,089	2,986,168
Ironwood Pharmaceuticals Inc Class A (b)	759,622	1,002,701
Jade Biosciences Inc (c)	122,837	970,412
Janux Therapeutics Inc (b)	179,324	4,074,241
Jasper Therapeutics Inc Class A (b)	61,747	172,892
Kairos Pharma Ltd (b)(c)	24,929	33,654
KALA BIO Inc (b)(c)	28,288	317,391
Kalaris Therapeutics Inc (b)(c)	14,442	58,923
KalVista Pharmaceuticals Inc (b)(c)	199,666	2,687,504
Karyopharm Therapeutics Inc (b)(c)	17,879	127,120
Keros Therapeutics Inc (b)	187,655	2,854,233
Kezar Life Sciences Inc (b)(c)	33,538	132,475
Kineta Inc rights (b)(d)	198,769	2
Klotho Neurosciences Inc (b)(c)	89,056	61,778
Kodiak Sciences Inc (b)	172,315	1,557,728
Korro Bio Inc (b)(c)	31,238	720,973
Korro Bio Inc rights (b)(c)(d)	185,128	2
Krystal Biotech Inc (b)	138,944	20,522,029
Kura Oncology Inc (b)	515,358	4,071,328
Kymera Therapeutics Inc (b)	280,263	11,546,836
Kyverna Therapeutics Inc (b)(c)	120,662	447,656
Lantern Pharma Inc (b)	42,854	174,844
Larimar Therapeutics Inc (b)(c)	172,627	624,910
Leap Therapeutics Inc (b)	167,833	48,403
Lexeo Therapeutics Inc (b)(c)	132,773	635,983
Lexicon Pharmaceuticals Inc (b)(c)	997,862	1,097,648
Liminatus Pharma Inc (c)	23,486	63,647
Lineage Cell Therapeutics Inc (b)(c)	1,238,470	1,449,010
Lisata Therapeutics Inc (b)(c)	37,488	86,972
Lixte Biotechnology Holdings Inc (b)(c)	16,930	74,831
Longeveron Inc (b)(c)	72,395	59,950
Longevity Health Holdings Inc Class A (b)(c)	4,345	11,080
Lyell Immunopharma Inc (b)	50,548	560,072
MacroGenics Inc (b)	264,414	468,013
Madrigal Pharmaceuticals Inc (b)(c)	93,891	41,110,174
MAIA Biotechnology Inc (b)	126,104	194,200
MannKind Corp (b)	1,640,730	7,530,951
Marker Therapeutics Inc (b)(c)	47,267	43,755
Matinas BioPharma Holdings Inc (b)(c)	29,616	53,901
MediciNova Inc (b)	265,525	347,838
MediPacific Inc Class A rights (b)(d)	103,801	1
MEI Pharma Inc (b)(c)	37,042	180,024
Merrimack Pharmaceuticals Inc (b)(d)	82,829	0
Mersana Therapeutics Inc (b)(c)	20,686	151,422
Metagenomi Inc (b)	139,290	242,365
MetaVia Inc (b)	21,073	13,365
MetaVia Inc rights (b)(d)	1,001	0
Metsera Inc (b)	85,250	3,008,473
MiMedx Group Inc (b)	637,229	4,524,326
Mineralys Therapeutics Inc (b)	204,970	3,172,936
Minerva Neurosciences Inc (b)	26,363	62,744
MiNK Therapeutics Inc (b)(c)	5,472	77,921
Mirum Pharmaceuticals Inc (b)	223,067	16,477,959
Moleculin Biotech Inc (b)(c)	66,351	26,030
Monopar Therapeutics Inc (b)(c)	23,075	788,011
Monte Rosa Therapeutics Inc (b)	238,314	1,143,907
Mural Oncology PLC (b)	90,230	185,874
Mustang Bio Inc (b)(c)	18,944	28,605
Myriad Genetics Inc (b)	363,609	2,316,189
NanoViricides Inc (b)(c)	85,072	118,250
Natera Inc (b)	737,883	124,148,815
NeuBase Therapeutics Inc (b)(d)	11,216	2,658
Neurocrine Biosciences Inc (b)	534,391	74,600,984
Neurogene Inc (b)(c)	54,173	1,001,117
Neurogene Inc rights (b)(d)	36,893	0
NextCure Inc (b)	10,253	51,573
Nkarta Inc (b)(c)	255,984	542,686
Novavax Inc (b)(c)	871,957	6,513,519
Nurix Therapeutics Inc (b)	404,604	3,779,001
Nuvalent Inc Class A (b)	207,517	15,891,652
Nuvectis Pharma Inc (b)	62,071	407,186
Ocugen Inc (b)(c)	1,567,579	1,598,931
Olema Pharmaceuticals Inc (b)(c)	261,574	1,428,194
OmniAb Operations Inc (b)(d)	29,768	11,907
OmniAb Operations Inc (b)(d)	29,768	9,526
Onconetix Inc (b)(c)	1,021	2,992
Oncternal Therapeutics Inc (b)(d)	14,632	7,705
Oncternal Therapeutics Inc rights (b)(c)(d)	6,762	0
OnKure Therapeutics Inc Class A (b)	40,983	112,703
Opus Genetics Inc (b)	162,736	198,538
Opus Genetics Inc rights (b)(d)	5,723	0
Oragenics Inc (b)(c)	2,210	2,276
Organogenesis Holdings Inc Class A (b)(c)	379,455	1,954,193
ORIC Pharmaceuticals Inc (b)(c)	250,372	2,561,306
Oruka Therapeutics Inc (b)(c)	181,182	2,681,494
OSR Holdings Inc (b)(c)	5,414	4,204
Outlook Therapeutics Inc (b)(c)	125,232	106,597
Ovid therapeutics Inc (b)	308,088	394,353
Palisade Bio Inc (b)(c)	18,450	12,461
Palisade Bio Inc rights (b)(d)	117,971	1
Palvella Therapeutics Inc (b)	38,775	2,099,666
Palvella Therapeutics Inc rights (b)(d)	7,057	0
Pasithea Therapeutics Corp (b)	14,714	11,892
Passage Bio Inc (b)	14,352	99,316
PDL BioPharma Inc (b)(d)	559,249	6
PDS Biotechnology Corp (b)	251,979	312,454
Pelthos Therapeutics Inc (b)(c)	1,033	24,431
PepGen Inc (b)(c)	92,165	106,911
Perspective Therapeutics Inc (b)	310,408	1,042,971
PharmaCyte Biotech Inc (b)	41,578	39,042
Phio Pharmaceuticals Corp (b)(c)	27,753	54,673
Plus Therapeutics Inc (b)(c)	83,439	38,048
PMV Pharmaceuticals Inc (b)	208,578	292,009
Praxis Precision Medicines Inc (b)	102,582	4,671,584
Precigen Inc (b)(c)	821,273	3,703,941
Precision BioSciences Inc (b)(c)	49,191	241,036
Prelude Therapeutics Inc (b)	103,654	125,421
Prime Medicine Inc (b)(c)	350,612	1,135,983
ProKidney Corp Class A (b)(c)	490,509	1,157,601
Protagenic Therapeutics Inc (b)(c)	3,270	11,772
Protagonist Therapeutics Inc (b)	338,287	19,975,847
Protara Therapeutics Inc (b)	182,406	569,107
PTC Therapeutics Inc (b)	428,719	21,148,708
Puma Biotechnology Inc (b)	192,497	970,185
Pyxis Oncology Inc (b)(c)	245,961	314,830
Q32 Bio Inc (b)(c)	28,601	48,908
Q32 Bio Inc rights (b)(c)(d)	157,026	1
Qualigen Therapeutics Inc (b)(c)	3,898	6,977
Qualigen Therapeutics Inc rights (b)(d)	2,906	0
Quince Therapeutics Inc (b)(c)	195,124	312,198
Rallybio Corp (b)	123,417	66,226
RAPT Therapeutics Inc (b)(c)	56,135	638,816
Recursion Pharmaceuticals Inc Class A (b)(c)	1,639,099	7,703,765
REGENXBIO Inc (b)	250,348	2,235,608
Rein Therapeutics Inc (b)	106,614	148,193
Relay Therapeutics Inc (b)(c)	726,783	2,609,151
Renovaro Inc (b)	493,124	117,364
RenovoRx Inc (b)	183,932	176,575
Replimune Group Inc (b)(c)	360,883	1,948,768
Revelation Biosciences Inc (b)(c)	1,136	3,135
Revolution Medicines Inc (b)	956,773	36,328,671
Rezolute Inc/old (b)(c)	380,412	2,708,533
Rhythm Pharmaceuticals Inc (b)	294,090	30,335,384
Rigel Pharmaceuticals Inc (b)	95,711	3,718,372
Rocket Pharmaceuticals Inc (b)	532,798	1,747,577
Roivant Sciences Ltd (b)	2,269,639	27,076,793
SAB Biotherapeutics Inc (b)(c)	42,950	88,477
Sagimet Biosciences Inc Class A (b)(c)	127,288	955,933
Salarius Pharmaceuticals Inc (b)(c)	623	3,588
Sana Biotechnology Inc (b)	709,286	2,170,415
Sangamo Therapeutics Inc (b)(c)	1,157,197	601,742
Sarepta Therapeutics Inc (b)(c)	530,767	9,659,959
Savara Inc (b)(c)	628,567	2,061,700
Scholar Rock Holding Corp (b)(c)	410,142	13,391,136
SELLAS Life Sciences Group Inc (b)(c)	544,680	1,045,786
Sensei Biotherapeutics Inc (b)(c)	4,589	36,850
Senti Biosciences Inc Class A (b)	69,916	102,777
Sera Prognostics Inc Class A (b)	146,735	473,954
Seres Therapeutics Inc (b)(c)	38,740	733,736
Serina Therapeutics Inc (b)(c)	16,705	88,871
Shattuck Labs Inc (b)	225,931	221,593
Shuttle Pharmaceuticals Holdings Inc (b)(c)	1,792	5,914
Silo Pharma Inc (b)	25,476	16,101
Sionna Therapeutics Inc (c)	58,846	1,448,789
Skye Bioscience Inc (b)(c)	93,523	327,331
Soleno Therapeutics Inc (b)	180,944	12,244,480
Solid Biosciences Inc (b)	319,481	1,750,756
Soligenix Inc (b)(c)	14,296	44,318
Sonnet BioTherapeutics Holdings Inc (b)(c)	19,730	64,123
Spectrum Pharmaceuticals Inc rights (b)(d)	927,702	9
Spero Therapeutics Inc (b)(c)	235,658	487,812
Spyre Therapeutics Inc (b)(c)	278,383	4,590,536
Spyre Therapeutics Inc rights (b)(d)	318,998	3
Stoke Therapeutics Inc (b)	222,314	4,392,925
Summit Therapeutics Inc (b)(c)	765,248	18,136,378
Surface Oncology Inc rights (b)(d)	293,597	3
Surrozen Inc Class A (b)	12,809	156,078
Sutro Biopharma Inc (b)	407,996	349,693
Syndax Pharmaceuticals Inc (b)	462,240	7,548,379
Synlogic Inc (b)	36,806	53,737
Tango Therapeutics Inc (b)(c)	355,378	2,384,586
Tao Synergies Inc (b)(c)	7,240	42,137
Taysha Gene Therapies Inc (b)	817,306	2,386,534
Tectonic Therapeutic Inc (b)(c)	57,097	1,458,258
Tectonic Therapeutic Inc rights (b)(d)	17,437	0
Tempest Therapeutics Inc (b)(c)	16,809	166,745
Tenax Therapeutics Inc (b)	17,875	106,356
Tenaya Therapeutics Inc (b)	545,779	616,730
Tevogen Bio Holdings Inc Class A (b)(c)	58,293	53,047
TG Therapeutics Inc (b)(c)	736,902	21,613,336
Tharimmune Inc (b)(c)	12,312	73,256
Theriva Biologics Inc (b)(c)	20,841	8,545
Tonix Pharmaceuticals Holding Corp (b)(c)	39,129	1,159,392
Tourmaline Bio Inc (b)(c)	100,965	2,362,581
TransCode Therapeutics Inc (b)(c)	3,278	31,895
Travere Therapeutics Inc (b)	426,568	7,464,940
TriSalus Life Sciences Inc Class A (b)(c)	136,786	714,023
TScan Therapeutics Inc (b)	280,193	504,347
Twist Bioscience Corp (b)	323,253	8,718,133
Tyra Biosciences Inc (b)	112,865	1,430,000
Ultragenyx Pharmaceutical Inc (b)	510,380	15,290,985
Unicycive Therapeutics Inc (b)(c)	35,361	148,163
United Therapeutics Corp (b)	243,556	74,226,127
United Therapeutics Corp rights (b)(d)	110,163	1
Upstream Bio Inc	84,146	1,441,421
Vanda Pharmaceuticals Inc (b)	313,129	1,481,100
Vaxcyte Inc (b)	646,754	19,913,556
Vera Therapeutics Inc Class A (b)	299,664	6,484,729
Veracyte Inc (b)	422,601	12,821,714
Verastem Inc (b)(c)	292,406	2,704,756
Vericel Corp (b)	271,532	9,872,904
Viking Therapeutics Inc (b)(c)	608,974	16,472,747
Vir Biotechnology Inc (b)	387,710	1,915,287
Viridian Therapeutics Inc (b)	375,575	6,903,069
Viridian Therapeutics Inc rights (b)(d)	167,699	1
Vistagen Therapeutics Inc (b)	128,259	428,385
VivoSim Labs Inc (b)(c)	7,345	17,922
Vor BioPharma Inc (b)(c)	209,741	413,190
Voyager Therapeutics Inc (b)	244,621	821,927
vTv Therapeutics Inc Class A (b)	5,559	84,163
Werewolf Therapeutics Inc (b)	165,503	216,809
Whitehawk Therapeutics Inc (b)	221,456	399,728
X4 Pharmaceuticals Inc (b)(c)	24,217	90,935
XBiotech Inc (b)	106,161	335,469
Xencor Inc (b)	386,172	3,139,578
Xenetic Biosciences Inc (b)	6,787	19,377
Xilio Therapeutics Inc (b)(c)	185,696	130,006
XOMA Royalty Corp (b)	42,794	1,389,521
Y-mAbs Therapeutics Inc (b)(c)	182,056	1,556,579
Zenas Biopharma Inc (b)(c)	74,922	1,198,752
Zentalis Pharmaceuticals Inc (b)	300,567	507,958
		2,100,411,214
Health Care Equipment & Supplies - 1.5%
Accuray Inc Del (b)	551,230	837,870
Adagio Medical Holdings Inc (b)	23,704	38,400
Aethlon Medical Inc (b)(c)	10,232	19,134
Alphatec Holdings Inc (b)	566,075	9,000,593
AngioDynamics Inc (b)	219,499	2,252,060
Anteris Technologies Global Corp	78,652	316,181
Apyx Medical Corp (b)	167,366	333,058
Artivion Inc (b)	206,982	9,092,719
AtriCure Inc (b)	267,401	9,891,163
Autonomix Medical Inc (b)(c)	6,760	7,571
Avanos Medical Inc (b)	288,333	3,442,696
Avinger Inc (b)(c)(d)	6,939	0
Axogen Inc (b)	246,799	3,983,336
Beta Bionics Inc (c)	66,052	1,244,420
Beyond Air Inc (b)(c)	21,330	47,353
Biomerica Inc (b)(c)	11,929	37,338
BioSig Technologies Inc (b)(c)	103,567	495,050
Bioventus Inc (b)	228,308	1,689,479
Bluejay Diagnostics Inc (b)(c)	3,460	4,671
Butterfly Network Inc Class A (b)(c)	1,016,119	1,635,952
Catheter Precision Inc (b)(c)	2,295	5,738
Ceribell Inc (b)	61,467	727,155
Cerus Corp (b)	1,046,387	1,370,767
ClearPoint Neuro Inc (b)(c)	142,811	1,498,087
Co-Diagnostics Inc (b)	158,128	52,135
CONMED Corp	167,438	9,101,930
CVRx Inc (b)(c)	83,204	653,151
CytoSorbents Corp (b)(c)	302,693	285,561
CytoSorbents Corp A warrants 12/31/2029 (b)(d)	162,564	1
Delcath Systems Inc (b)(c)	157,073	1,730,944
DENTSPLY SIRONA Inc	1,093,026	15,630,272
DIH Holdings US Inc Class A (b)(c)	127,789	33,672
Ekso Bionics Holdings Inc (b)(c)	10,256	38,460
ElectroCore Inc (b)(c)	30,378	161,307
ElectroCore Inc rights (b)(d)	8,114	0
Electromed Inc (b)	34,689	857,859
Embecta Corp	315,218	4,564,357
ENDRA Life Sciences Inc (b)(c)	4,442	18,212
Enovis Corp (b)	319,309	9,866,648
Envista Holdings Corp (b)	911,345	19,302,287
Envoy Medical Inc Class A (b)(c)	42,765	52,601
enVVeno Medical Corp (b)(c)	93,877	75,017
Femasys Inc (b)	114,907	40,803
FONAR Corp (b)	33,039	527,963
Fractyl Health Inc (b)	40,829	39,653
Glaukos Corp (b)	310,716	29,772,807
Globus Medical Inc Class A (b)	611,261	37,451,961
Haemonetics Corp (b)	272,366	14,854,842
HeartBeam inc (b)(c)	129,300	174,555
HeartSciences Inc (b)(c)	6,577	22,230
Helius Medical Technologies Inc (b)	38	231
Hyperfine Inc Class A (b)	338,043	419,173
ICU Medical Inc (b)	132,842	16,958,610
Innovative Eyewear Inc (b)(c)	7,947	15,338
Inogen Inc (b)	142,197	1,136,154
Inspire Medical Systems Inc (b)	159,463	14,940,088
Integer Holdings Corp (b)	189,686	20,461,429
Integra LifeSciences Holdings Corp (b)	361,466	5,468,981
Intelligent Bio Solutions Inc (b)(c)	35,201	57,026
INVO Fertility Inc Class A (b)(c)	3,227	3,098
iRadimed Corp	42,909	3,108,328
iRhythm Technologies Inc (b)	172,428	29,309,311
IRIDEX Corp (b)	67,385	90,970
Kestra Medical Technologies Ltd	67,146	1,083,736
Kewaunee Scientific Corp (b)	11,345	643,148
KORU Medical Systems Inc (b)	232,354	980,534
Lantheus Holdings Inc (b)	375,227	20,599,962
LeMaitre Vascular Inc	110,997	10,585,229
LENSAR Inc (b)	51,342	630,480
LivaNova PLC (b)	296,995	16,741,608
Lucid Diagnostics Inc (b)(c)	380,058	478,873
Masimo Corp (b)(c)	243,471	34,015,333
Merit Medical Systems Inc (b)	318,810	28,865,057
Microbot Medical Inc (b)(c)	175,350	668,084
Milestone Scientific Inc (b)	281,268	165,976
Modular Medical Inc (b)	209,575	151,460
Monogram Technologies Inc (b)(c)	123,137	714,195
Myomo Inc (b)	136,751	143,589
NanoVibronix Inc (b)	850	4,641
Neogen Corp (b)	1,063,861	6,117,201
Neuraxis Inc (b)	18,570	47,168
Neuronetics Inc (b)(c)	206,429	687,409
NeuroOne Medical Technologies Corp (b)	179,762	137,374
NeuroPace Inc (b)	89,610	819,932
Nexalin Technology Inc (b)	63,564	59,515
Nexgel Inc (b)	32,888	80,576
Novocure Ltd (b)	372,984	4,598,893
Nuwellis Inc (b)	591	3,013
Omnicell Inc (b)	253,008	8,245,531
OraSure Technologies Inc (b)	401,960	1,330,488
Orchestra BioMed Holdings Inc (b)(c)	143,633	392,118
Orthofix Medical Inc (b)	211,943	3,174,906
OrthoPediatrics Corp (b)(c)	90,389	1,930,709
Outset Medical Inc (b)	95,328	1,326,012
Owlet Inc Class A (b)(c)	32,586	245,373
PAVmed Inc (b)(c)	66,685	32,382
Penumbra Inc (b)	209,200	57,036,288
Precision Optics Corp Inc/Mass (b)	28,881	135,741
Predictive Oncology Inc (b)(c)	37,128	32,483
Pro-Dex Inc (b)(c)	11,667	546,949
PROCEPT BioRobotics Corp (b)(c)	298,151	11,976,726
Pulmonx Corp (b)	162,065	277,131
Pulse Biosciences Inc (b)(c)	108,964	1,693,301
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	10,916	44,429
QuidelOrtho Corp (b)	357,653	10,261,065
Retractable Technologies Inc (b)	60,455	50,661
Rockwell Medical Inc (b)	156,358	267,372
RxSight Inc (b)(c)	188,070	1,700,153
Sanara Medtech Inc (b)(c)	18,726	630,317
SANUWAVE Health Inc (b)	36,775	1,531,311
SeaStar Medical Holding Corp Class A (b)(c)	49,038	44,924
Semler Scientific Inc (b)(c)	49,967	1,481,022
Senseonics Holdings Inc (b)	4,086,286	1,877,648
Sensus Healthcare Inc (b)(c)	72,497	245,765
Sharps Technology Inc (b)(c)	5,495	74,457
SI-BONE Inc (b)	207,689	3,462,176
Sight Sciences Inc (b)(c)	174,309	707,695
SiNtx Technologies Inc (b)(c)	7,659	31,785
Spectral AI Inc Class A (b)(c)	87,844	169,539
STAAR Surgical Co (b)	268,133	7,336,119
Stereotaxis Inc (b)	403,249	1,161,357
Strata Skin Sciences Inc (b)	12,720	30,274
Surmodics Inc (b)	76,335	2,598,443
Tactile Systems Technology Inc (b)	126,537	1,684,207
Tandem Diabetes Care Inc (b)	359,855	4,501,786
Tela Bio Inc (b)	157,056	279,560
Teleflex Inc	240,349	30,382,517
Tenon Medical Inc (b)(c)	31,763	39,386
Tivic Health Systems Inc (b)(c)	4,359	13,339
TransMedics Group Inc (b)	183,487	21,093,666
Treace Medical Concepts Inc (b)	234,610	1,722,037
UFP Technologies Inc (b)(c)	39,527	8,306,994
USBC Inc (b)(c)	10,544	11,177
Utah Medical Products Inc	16,027	997,040
Varex Imaging Corp (b)	221,068	2,553,335
Venus Concept Inc (b)(c)	5,464	12,075
Vicarious Surgical Inc Class A (b)(c)	16,837	102,874
Vivani Medical Inc (b)	163,519	188,047
VolitionRX Ltd (b)	411,636	284,029
Vyome Holdings Inc (b)(c)	1,226	11,279
Xtant Medical Holdings Inc (b)	300,993	192,335
Zimvie Inc (b)	151,422	2,858,847
Zynex Inc (b)(c)	84,603	138,749
		611,727,671
Health Care Providers & Services - 1.6%
Acadia Healthcare Co Inc (b)	497,313	11,418,306
AdaptHealth Corp (b)	570,233	5,411,511
Addus HomeCare Corp (b)	98,073	11,295,067
agilon health Inc (b)	1,382,384	1,769,452
AirSculpt Technologies Inc (b)(c)	72,066	464,826
Alignment Healthcare Inc (b)	566,400	9,266,304
American Shared Hospital Services (b)	21,597	53,345
AMN Healthcare Services Inc (b)	206,583	4,292,795
Astrana Health Inc (b)	225,974	7,222,129
Aveanna Healthcare Holdings Inc (b)	310,500	2,484,000
Biodesix Inc (b)(c)	392,892	167,608
BrightSpring Health Services Inc (b)	366,667	8,686,341
Brookdale Senior Living Inc (b)	1,263,312	9,727,502
Castle Biosciences Inc (b)	157,168	3,773,604
Chemed Corp	79,192	36,265,976
Clover Health Investments Corp Class A (b)(c)	2,248,446	5,890,929
Community Health Systems Inc (b)(c)	658,373	1,817,109
Concentra Group Holdings Parent Inc	586,089	13,948,918
CorVel Corp (b)	146,161	13,015,637
Cosmos Health Inc (b)	113,774	89,881
Cross Country Healthcare Inc (b)	165,263	2,211,219
Cryo-Cell International Inc	23,433	110,135
DocGo Inc Class A (b)	478,573	746,574
Encompass Health Corp	543,270	66,148,556
Enhabit Inc (b)(c)	269,793	2,125,969
Ensign Group Inc/The	308,447	52,985,026
Fulgent Genetics Inc (b)	81,622	1,809,560
GeneDx Holdings Corp Class A (b)(c)	113,574	14,706,697
Guardant Health Inc (b)	670,906	45,232,483
HealthEquity Inc (b)	468,725	41,871,204
Hims & Hers Health Inc Class A (b)(c)	1,058,961	44,846,998
Infusystem Holdings Inc (b)(c)	114,433	1,233,588
Innovage Holding Corp (b)	117,721	450,871
Inspire Veterinary Partners Inc Class A (b)(c)	7,932	7,456
Joint Corp/The (b)(c)	82,193	882,753
Kindly MD Inc (b)(c)	7,688	41,823
LifeStance Health Group Inc (b)	722,546	3,959,552
MSP Recovery Inc Class A (b)	20,361	8,998
National HealthCare Corp	66,977	7,600,550
National Research Corp Class A	79,399	1,166,371
NeoGenomics Inc (b)	695,701	6,108,255
NeueHealth Inc (b)(c)	19,404	127,290
Nutex Health Inc (b)(c)	18,033	1,510,985
Oncology Institute Inc/The (b)(c)	267,515	909,551
OPKO Health Inc (b)	2,451,513	3,383,088
Option Care Health Inc (b)	889,193	25,502,055
Owens & Minor Inc (b)	398,179	1,951,077
P3 Health Partners Inc Class A (b)(c)	9,499	79,032
PACS Group Inc (b)	201,305	2,343,190
Pediatrix Medical Group Inc (b)	453,277	7,800,897
Pennant Group Inc/The (b)	186,517	4,478,273
Performant Healthcare Inc (b)(c)	398,408	3,039,853
Precipio Inc (b)	7,274	110,201
Premier Inc Class A (c)	447,282	11,584,604
Privia Health Group Inc (b)	566,726	13,057,367
Progyny Inc (b)	402,148	9,518,843
RadNet Inc (b)	367,026	26,337,786
Select Medical Holdings Corp	562,342	7,316,069
Sonida Senior Living Inc (b)	53,252	1,379,227
Surgery Partners Inc (b)	404,728	9,183,278
Talkspace Inc Class A (b)	757,365	2,014,591
Tenet Healthcare Corp (b)	501,865	92,508,776
US Physical Therapy Inc	81,930	6,791,178
Viemed Healthcare Inc (b)	182,471	1,344,811
Vivos Therapeutics Inc (b)(c)	32,340	140,032
		673,727,932
Health Care Technology - 0.8%
Aclarion Inc (b)	1,588	11,148
American Well Corp (b)	76,887	530,520
Bullfrog AI Holdings Inc (b)(c)	29,251	35,394
CareCloud Inc (b)	190,526	731,620
Certara Inc (b)(c)	598,430	6,486,981
Claritev Corp Class A (b)(c)	34,087	2,348,935
DarioHealth Corp (b)(c)	9,400	89,394
Definitive Healthcare Corp Class A (b)	281,902	1,136,065
Doximity Inc Class A (b)	723,767	49,172,730
Evolent Health Inc Class A (b)	585,001	5,645,260
Firefly Neuroscience Inc (b)(c)	67,553	179,015
Forian Inc (b)	82,872	165,744
GoodRx Holdings Inc Class A (b)	485,918	2,113,743
Health Catalyst Inc (b)(c)	380,386	1,289,509
Healthcare Triangle Inc (b)	77	175
HealthStream Inc	140,152	3,935,468
iSpecimen Inc (b)(c)	6,387	4,543
LifeMD Inc (b)	212,230	1,313,704
OptimizeRx Corp (b)	87,503	1,581,179
Phreesia Inc (b)	313,033	9,910,625
Schrodinger Inc/United States (b)(c)	310,200	6,052,002
Scienture Holdings Inc (b)	42,160	41,211
SCWorx Corp (b)(c)	10,168	3,258
Simulations Plus Inc (b)(c)	89,155	1,263,326
Teladoc Health Inc (b)(c)	660,983	5,109,399
TruBridge Inc (b)(c)	65,164	1,300,673
Veeva Systems Inc Class A (b)	810,462	218,176,371
VSee Health Inc (b)(c)	34,787	20,935
Waystar Holding Corp (b)	437,831	16,585,038
		335,233,965
Life Sciences Tools & Services - 0.9%
10X Genomics Inc Class A (b)	600,196	8,408,746
Adaptive Biotechnologies Corp (b)	622,273	8,201,558
Alpha Teknova Inc (b)(c)	72,262	312,172
Applied Dna Sciences Inc (b)(c)	2,171	7,077
Atlantic International Corp (b)(c)	58,684	232,389
Avantor Inc (b)	3,696,623	49,793,512
Azenta Inc (b)	247,453	7,557,215
Bio-Rad Laboratories Inc Class A (b)(c)	100,167	29,837,746
BioLife Solutions Inc (b)	200,674	5,026,884
Bionano Genomics Inc (b)(c)	14,104	53,172
Bruker Corp	596,927	20,283,579
CDT Equity Inc Class A (b)(c)	2,894	3,848
Champions Oncology Inc (b)	31,586	214,785
Codexis Inc (b)(c)	437,588	1,194,615
CryoPort Inc (b)	271,841	2,408,511
Cytek Biosciences Inc (b)	476,699	1,973,534
Fortrea Holdings Inc (b)	490,568	4,832,095
Ginkgo Bioworks Holdings Inc Class A (b)(c)	223,143	2,827,222
Harvard Bioscience Inc (b)	215,583	106,714
Illumina Inc (b)	854,913	85,457,103
Inotiv Inc (b)(c)	163,435	276,205
Lifecore Biomedical Inc (b)(c)	198,753	1,512,510
Maravai LifeSciences Holdings Inc Class A (b)(c)	658,942	1,594,640
MaxCyte Inc (b)	571,033	793,736
Medpace Holdings Inc (b)	127,368	60,564,758
Mesa Laboratories Inc	29,358	1,989,005
Nautilus Biotechnology Inc Class A (b)	253,684	172,505
Niagen Bioscience Inc (b)	290,425	2,875,208
OmniAb Inc (b)	525,784	841,254
Pacific Biosciences of California Inc (b)(c)	1,512,336	1,981,160
Personalis Inc (b)(c)	334,424	1,635,333
Quanterix Corp (b)(c)	213,253	970,301
Quantum-Si Inc Class A (b)(c)	742,559	831,666
Rapid Micro Biosystems Inc Class A (b)	94,224	227,080
Repligen Corp (b)	283,703	34,702,551
Seer Inc Class A (b)	211,062	432,677
Sotera Health Co (b)	825,848	13,519,132
Standard BioTools Inc (b)	1,674,593	2,109,987
		355,762,185
Pharmaceuticals - 1.3%
60 Degrees Pharmaceuticals Inc (b)(c)	9,529	13,436
Aardvark Therapeutics Inc (c)	32,243	267,617
Aclaris Therapeutics Inc (b)	577,538	1,114,648
Adial Pharmaceuticals Inc (b)(c)	39,939	15,177
ALT5 Sigma Corp (b)(c)	92,797	731,240
Alto Neuroscience Inc (b)(c)	116,825	429,916
Alumis Inc (b)(c)	263,592	1,223,067
Amneal Intermediate Inc Class A (b)	809,977	7,743,380
Amphastar Pharmaceuticals Inc (b)	198,920	6,090,930
Amylyx Pharmaceuticals Inc (b)	390,760	3,665,329
AN2 Therapeutics Inc (b)	117,324	129,056
Anebulo Pharmaceuticals Inc (b)(c)	124,477	311,193
ANI Pharmaceuticals Inc (b)(c)	91,711	8,574,979
Aquestive Therapeutics Inc (b)(c)	425,849	1,605,451
Arvinas Inc (b)	368,635	2,849,549
Aspire Biopharma Holdings Inc Class A (b)(c)	129,604	74,561
Assertio Holdings Inc (b)(c)	510,771	426,545
Atea Pharmaceuticals Inc (b)	404,024	1,357,521
Athira Pharma Inc (b)	163,551	63,556
Avadel Pharmaceuticals PLC Class A (b)	523,204	7,722,491
Axsome Therapeutics Inc (b)	224,775	27,260,712
Aytu BioPharma Inc (b)	31,669	74,422
BioAge Labs Inc (c)	62,897	310,082
Biofrontera Inc (b)(c)	31,811	28,188
Biote Corp Class A (b)(c)	122,279	420,640
Cadrenal Therapeutics Inc (b)(c)	6,868	88,357
CalciMedica Inc (b)	47,726	128,860
Cassava Sciences Inc (b)(c)	163,525	372,837
cbdMD Inc (b)	1,123	829
Cingulate Inc (b)	21,518	85,857
Citius Pharmaceuticals Inc (b)(c)	50,673	67,395
Clearside Biomedical Inc (b)	374,374	137,582
CNS Pharmaceuticals Inc (b)(c)	1,326	8,327
Cocrystal Pharma Inc (b)(c)	39,009	58,514
Cognition Therapeutics Inc (b)(c)	272,476	662,117
Collegium Pharmaceutical Inc (b)	173,023	6,713,292
Context Therapeutics Inc (b)	281,506	236,465
Contineum Therapeutics Inc Class A (b)	29,826	311,682
Corcept Therapeutics Inc (b)	510,825	35,614,719
CorMedix Inc (b)(c)	365,793	5,424,710
Crinetics Pharmaceuticals Inc (b)	506,031	15,681,901
Cumberland Pharmaceuticals Inc (b)	44,047	153,724
Dare Bioscience Inc (b)	47,413	95,774
Durect Corp (b)	167,228	321,078
Edgewise Therapeutics Inc (b)	374,987	5,381,063
Elanco Animal Health Inc (b)(c)	2,690,587	49,372,271
Enliven Therapeutics Inc (b)(c)	211,768	4,292,537
Enliven Therapeutics Inc rights (b)(d)	72,018	0
Enveric Biosciences Inc (b)(c)	12,506	14,132
Esperion Therapeutics Inc (b)(c)	976,259	2,167,295
Eton Pharmaceuticals Inc (b)(c)	137,073	2,372,734
Evoke Pharma Inc (b)(c)	6,341	34,558
Evolus Inc (b)(c)	271,703	2,073,094
EyePoint Pharmaceuticals Inc (b)(c)	372,272	4,307,187
Fulcrum Therapeutics Inc (b)	233,804	1,515,050
Harmony Biosciences Holdings Inc (b)	207,464	7,653,347
Harrow Inc (b)(c)	170,341	6,643,299
Hepion Pharmaceuticals Inc rights (b)(d)	2,888	0
Hoth Therapeutics Inc (b)	63,424	73,572
Hyperion DeFi Inc (b)(c)	15,089	92,043
IGC Pharma Inc (b)	386,744	166,687
ImageneBio Inc (b)	10,744	143,970
ImageneBio Inc rights (b)(d)	129,480	1
Impact BioMedical Inc (b)	41,484	24,048
Innoviva Inc (b)	295,850	6,044,216
Jaguar Health Inc (b)(c)	2,913	4,747
Jazz Pharmaceuticals PLC (b)	334,326	42,710,147
Journey Medical Corp (b)	62,303	449,205
Kiora Pharmaceuticals Inc (b)	13,847	38,495
LENZ Therapeutics Inc (b)(c)	89,972	3,475,618
Ligand Pharmaceuticals Inc (b)	104,855	16,956,103
Ligand Pharmaceuticals Inc rights (b)	26,087	2,087
Ligand Pharmaceuticals Inc rights (b)	26,087	913
Ligand Pharmaceuticals Inc rights (b)	26,087	83
Ligand Pharmaceuticals Inc rights (b)	26,087	39
Lipocine Inc (b)	29,255	85,132
Liquidia Corp (b)(c)	258,791	7,163,335
Lyra Therapeutics Inc (b)(c)	5,390	37,730
Maze Therapeutics Inc (c)	47,002	681,059
MBX Biosciences Inc (b)	58,404	881,316
Mind Medicine MindMed Inc (b)(c)	368,403	3,271,419
Mira Pharmaceuticals Inc (b)	66,838	91,568
Nektar Therapeutics (b)(c)	33,580	1,002,699
Neumora Therapeutics Inc (b)	455,450	787,929
NovaBay Pharmaceuticals Inc (b)(c)	27,454	48,868
NRX Pharmaceuticals Inc (b)	73,880	171,402
Nutriband Inc (b)(c)	27,862	180,128
Nuvation Bio Inc Class A (b)	1,397,209	4,149,711
Ocular Therapeutix Inc (b)(c)	697,750	8,519,528
Omeros Corp (b)(c)	311,508	1,295,873
Optinose Inc (d)	42,717	0
Organon & Co	1,396,965	13,159,410
Pacira BioSciences Inc (b)	248,570	6,629,362
Perrigo Co PLC	742,227	17,620,469
Phathom Pharmaceuticals Inc (b)	243,298	2,963,370
Phibro Animal Health Corp Class A	110,423	4,093,381
Pliant Therapeutics Inc (b)	184,026	301,803
Prestige Consumer Healthcare Inc (b)	269,001	18,302,828
Processa Pharmaceuticals Inc (b)	29,242	5,527
ProPhase Labs Inc (b)(c)	175,064	59,189
Pulmatrix Inc (b)	19,856	97,791
Rafael Holdings Inc Class B (b)	231,299	340,010
Rani Therapeutics Holdings Inc Class A (b)	96,253	49,099
Rapport Therapeutics Inc (b)(c)	45,708	805,832
Relmada Therapeutics Inc (b)(c)	158,264	177,256
Reviva Pharmaceuticals Holdings Inc (b)(c)	223,362	100,513
Royalty Pharma PLC Class A	1,953,999	70,304,884
Satsuma Pharmaceuticals Inc rights (b)(d)	101,138	1
scPharmaceuticals Inc (b)	149,455	822,003
SCYNEXIS Inc (b)(c)	204,395	169,934
Seelos Therapeutics Inc rights (b)(c)(d)	3,233	0
Senestech Inc (b)	8,933	44,218
Septerna Inc (c)	91,318	1,104,948
SIGA Technologies Inc	219,987	1,845,691
Sonoma Pharmaceuticals Inc (b)(c)	8,877	39,503
Supernus Pharmaceuticals Inc (b)	301,827	13,618,434
Talphera Inc (b)	92,983	50,304
Tarsus Pharmaceuticals Inc (b)	206,737	12,110,653
Telomir Pharmaceuticals Inc (b)(c)	90,571	119,554
Terns Pharmaceuticals Inc (b)	327,712	2,280,876
TFF Pharmaceuticals Inc (b)(d)	20,483	1,330
TherapeuticsMD Inc (b)(c)	63,421	70,397
Theravance Biopharma Inc (b)	193,071	2,679,825
Third Harmonic Bio Inc (b)(d)	114,815	1
Titan Pharmaceuticals Inc (b)(c)	4,384	17,185
TNF Pharmaceuticals Inc (b)(c)	21,638	1,044
Traws Pharma Inc (b)(c)	22,754	31,856
Traws Pharma Inc rights (b)(d)	104,398	1
Trevi Therapeutics Inc (b)	396,660	2,877,768
Tvardi Therapeutics Inc (b)(c)	32,255	965,070
Ventyx Biosciences Inc (b)	329,089	789,814
Verrica Pharmaceuticals Inc (b)	35,289	197,442
Veru Inc (b)(c)	70,649	229,609
VYNE Therapeutics Inc (b)	72,352	23,189
WaVe Life Sciences Ltd (b)	641,991	6,163,114
Xeris Biopharma Holdings Inc (b)	864,810	6,771,462
Xeris Biopharma Holdings Inc rights (b)(d)	264,044	3
Zevra Therapeutics Inc (b)	272,876	2,474,985
		513,554,882
TOTAL HEALTH CARE		4,590,417,849

Industrials - 18.6%
Aerospace & Defense - 2.2%
AAR Corp (b)	191,240	14,469,218
AeroVironment Inc (b)	172,289	41,581,950
AerSale Corp (b)	142,670	1,231,242
Air Industries Group (b)(c)	12,405	39,448
Archer Aviation Inc Class A (b)(c)	2,681,106	23,995,899
Astronics Corp (b)	166,354	6,050,295
ATI Inc (b)	762,193	59,100,445
BWX Technologies Inc	492,710	79,838,728
Byrna Technologies Inc (b)(c)	96,636	1,971,374
Cadre Holdings Inc	140,215	4,320,024
CPI Aerostructures Inc (b)	58,541	146,353
Curtiss-Wright Corp	203,101	97,112,743
Ducommun Inc (b)	72,465	6,610,257
Eve Holding Inc Class A (b)	273,051	1,073,090
HEICO Corp (c)	218,327	68,122,391
HEICO Corp Class A	400,718	98,179,918
Hexcel Corp (c)	436,089	27,539,020
Innovative Solutions And Support Inc (b)(c)	57,870	749,417
Intuitive Machines Inc Class A (b)(c)	550,795	4,830,472
Karman Holdings Inc (c)	256,384	13,693,469
Kratos Defense & Security Solutions Inc (b)	898,883	59,182,457
Leonardo DRS Inc	404,399	16,847,262
Loar Holdings Inc (b)	146,676	10,364,126
Mercury Systems Inc (b)	273,897	18,501,742
Momentus Inc Class A (b)(c)	30,744	40,890
Moog Inc Class A	152,869	29,939,394
National Presto Industries Inc	26,990	2,829,092
Optex Systems Holdings Inc (b)	31,811	349,603
Park Aerospace Corp	102,451	1,919,932
Redwire Corp Class A (b)(c)	265,101	2,362,050
Rocket Lab Corp (c)	1,969,523	95,718,818
Sidus Space Inc Class A (b)(c)	103,418	130,307
SIFCO Industries Inc (b)	19,690	139,523
Spirit AeroSystems Holdings Inc Class A (b)	640,755	26,649,000
StandardAero Inc	708,692	18,773,251
V2X Inc (b)	76,475	4,397,313
Virgin Galactic Holdings Inc Class A (b)(c)	256,972	799,183
VirTra Inc (b)	57,895	346,212
Woodward Inc	320,455	79,094,703
		919,040,611
Air Freight & Logistics - 0.1%
Air T Inc (b)(c)	4,865	113,500
Arrive AI Inc (c)	25,508	125,499
Callan Jmb Inc (c)	7,023	33,710
Forward Air Corp Class A (b)(c)	113,172	3,398,555
GXO Logistics Inc (b)	619,963	32,641,053
Hub Group Inc Class A	327,447	12,253,067
Radiant Logistics Inc (b)	246,378	1,594,066
		50,159,450
Building Products - 1.5%
AAON Inc	366,363	30,389,811
Advanced Drainage Systems Inc	382,683	55,094,872
Alpha Pro Tech Ltd (b)	49,992	238,962
American Woodmark Corp (b)	80,407	5,191,880
Apogee Enterprises Inc	116,890	5,140,238
Armstrong World Industries Inc	231,619	45,344,052
AZZ Inc	160,866	18,160,163
Carlisle Cos Inc	232,871	89,862,590
CEA Industries Inc (b)(c)	3,680	77,354
CSW Industrials Inc (c)	91,261	24,963,534
Fortune Brands Innovations Inc	651,097	38,102,196
Gibraltar Industries Inc (b)	159,133	9,960,134
Griffon Corp	208,804	15,902,513
Hayward Holdings Inc (b)	769,222	12,369,090
Insteel Industries Inc	105,003	4,030,015
Janus International Group Inc (b)	757,827	7,843,509
JELD-WEN Holding Inc (b)(c)	315,356	2,015,125
Jewett-Cameron Trading Co Ltd (b)	19,961	72,058
Masterbrand Inc (b)	685,813	8,716,683
Northann Corp (b)(c)	227,951	31,205
Owens Corning	459,624	69,021,736
Quanex Building Products Corp	255,273	5,429,657
Resideo Technologies Inc (b)	800,393	27,253,382
Simpson Manufacturing Co Inc	225,832	43,161,012
Tecnoglass Inc	118,679	8,613,722
Tecogen Inc (b)(c)	68,554	523,753
Trex Co Inc (b)	582,606	35,906,008
UFP Industries Inc	327,329	33,050,409
Zurn Elkay Water Solutions Corp	759,103	34,432,912
		630,898,575
Commercial Services & Supplies - 1.1%
ABM Industries Inc (c)	335,309	16,487,144
ACCO Brands Corp (c)	502,167	2,018,711
Acme United Corp	17,454	750,871
ACV Auctions Inc Class A (b)	922,999	10,762,168
American Rebel Holdings Inc (b)(c)	33,983	27,774
Aqua Metals Inc (b)(c)	5,406	20,705
Avalon Holdings Corp Class A (b)	10,689	27,032
Bitcoin Depot Inc Class A (b)(c)	79,217	286,766
Brady Corp Class A	234,515	18,310,931
Bridger Aerospace Group Holdings Inc (b)(c)	118,071	239,684
BrightView Holdings Inc (b)	374,452	5,392,109
Brink's Co/The	227,472	25,485,963
Casella Waste Systems Inc Class A (b)	337,108	33,225,364
CECO Environmental Corp (b)	155,577	7,092,755
Clean Harbors Inc (b)	270,798	65,589,985
CompX International Inc Class A	8,377	208,252
CoreCivic Inc (b)	586,465	11,893,510
Deluxe Corp (c)	243,900	4,795,074
Driven Brands Holdings Inc (b)	318,434	5,865,554
DSS Inc (b)(c)	13,483	16,584
Ennis Inc	144,218	2,634,863
Enviri Corp (b)	460,608	5,204,870
Fuel Tech Inc (b)	122,679	358,223
GEO Group Inc/The (b)	750,197	15,559,086
Greenwave Technology Solutions Inc (b)(c)	2,202	14,974
Healthcare Services Group Inc (b)	392,563	6,127,908
HNI Corp	252,719	11,357,192
Interface Inc	315,491	8,429,920
Knightscope Inc Class A (b)(c)	35,391	213,762
LanzaTech Global Inc Class A (b)(c)	4,427	93,675
Liquidity Services Inc (b)	121,841	3,239,752
MillerKnoll Inc	366,379	7,734,261
Mobile Infrastructure Corp Class A (b)(c)	204,005	793,579
Montrose Environmental Group Inc (b)	172,023	5,343,034
MSA Safety Inc	211,212	36,032,767
NL Industries Inc	46,319	302,926
Odyssey Marine Exploration Inc (b)(c)	168,526	330,311
OPENLANE Inc (b)	577,273	16,694,735
Perma-Fix Environmental Services Inc (b)(c)	91,249	1,084,951
Pitney Bowes Inc (c)	846,710	10,262,125
Quad/Graphics Inc Class A	167,101	1,112,893
Quest Resource Holding Corp (b)	79,095	147,512
Royalty Management Holding Corp Class A	43,112	96,571
Steelcase Inc Class A	518,166	8,674,099
Team Inc (b)	23,904	460,154
Tetra Tech Inc	1,425,228	51,906,804
TOMI Environmental Solutions Inc (b)	74,668	61,601
UniFirst Corp/MA	80,901	14,385,816
Vestis Corp	619,554	2,899,513
Virco Mfg. Corp	50,773	437,156
VSE Corp	96,920	15,739,808
		436,231,777
Construction & Engineering - 2.2%
AECOM	710,611	88,748,208
Ameresco Inc Class A (b)	174,898	4,447,656
API Group Corp (b)	1,967,147	70,187,805
Arcosa Inc	263,343	26,057,790
Argan Inc (c)	70,022	15,980,421
Bowman Consulting Group Ltd (b)	76,143	3,253,590
Centuri Holdings Inc (b)	247,421	5,255,222
Comfort Systems USA Inc	189,860	133,543,727
Concrete Pumping Holdings Inc	128,606	895,098
Construction Partners Inc Class A (b)	255,647	30,652,075
Dycom Industries Inc (b)	155,200	39,183,344
EMCOR Group Inc	241,260	149,581,200
Everus Construction Group Inc	275,949	21,645,440
Fluor Corp (b)	886,183	36,351,227
FTE Networks Inc (b)(c)(d)	20,159	0
Granite Construction Inc	235,685	25,395,059
Great Lakes Dredge & Dock Corp (b)	367,040	4,279,686
IES Holdings Inc (b)(c)	44,829	15,659,218
INNOVATE Corp (b)(c)	67,354	364,385
JFB Construction Holdings Class A (c)	2,060	13,596
Limbach Holdings Inc (b)	56,900	6,518,464
MasTec Inc (b)	329,470	59,861,404
Matrix Service Co (b)	131,830	1,994,588
MYR Group Inc (b)	83,901	15,712,140
Nocera Inc (b)	45,283	63,849
NWPX Infrastructure Inc (b)	53,321	2,823,880
Orion Group Holdings Inc (b)	191,512	1,417,189
Primoris Services Corp	291,573	34,565,979
Safe & Green Holdings Corp (b)(c)	34,163	6,115
Shimmick Corp (b)	9,867	27,924
Southland Holdings Inc (b)	82,028	335,495
Sterling Infrastructure Inc (b)	163,846	45,636,026
Tutor Perini Corp (b)	240,333	14,165,227
Valmont Industries Inc	108,148	39,703,294
WillScot Holdings Corp	991,102	24,024,312
		918,350,633
Electrical Equipment - 1.9%
374Water Inc (b)	426,164	152,183
Acuity Inc	164,895	53,833,271
Advent Technologies Holdings Inc (b)(c)	12,471	55,995
Allient Inc	79,683	3,616,015
American Superconductor Corp (b)	212,696	10,613,530
Amprius Technologies Inc (b)	254,210	1,802,349
Array Technologies Inc (b)(c)	783,394	7,058,380
Atkore Inc	181,810	10,579,524
Babcock & Wilcox Enterprises Inc (b)	330,548	737,122
Beam Global (b)(c)	79,100	216,734
Blink Charging Co (b)(c)	566,798	668,822
Bloom Energy Corp Class A (b)(c)	1,091,756	57,797,563
Broadwind Inc (b)	114,469	240,385
ChargePoint Holdings Inc Class A (b)(c)	117,587	1,325,205
Complete Solaria Inc Class A (b)(c)	245,623	370,891
Dragonfly Energy Holdings Corp (b)(c)	16,883	4,828
Energous Corp (b)(c)	5,938	44,327
Energy Focus Inc (b)	20,451	52,150
Energy Vault Holdings Inc Class A (b)(c)	527,689	1,065,932
EnerSys	214,315	21,999,435
Enovix Corp Class B (b)(c)	881,241	8,477,538
Eos Energy Enterprises Inc (b)(c)	1,228,584	8,477,230
Espey Mfg. & Electronics Corp	12,164	565,139
ESS Tech Inc Class A (b)(c)	29,600	42,920
Expion360 Inc (b)(c)	16,541	24,812
Fluence Energy Inc Class A (b)(c)	341,807	2,529,372
Flux Power Holdings Inc (b)	67,543	102,665
FTC Solar Inc (b)(c)	42,184	263,650
FuelCell Energy Inc (b)(c)	128,820	541,044
GrafTech International Ltd (b)	102,418	1,011,890
Hyliion Holdings Corp Class A (b)(c)	675,778	1,135,307
Ideal Power Inc (b)	39,423	206,577
KULR Technology Group Inc (b)(c)	161,916	761,005
LSI Industries Inc	143,968	3,301,186
NeoVolta Inc (b)(c)	154,000	552,860
Net Power Inc Class A (b)(c)	205,346	523,632
NEXTracker Inc Class A (b)	776,788	52,246,761
NuScale Power Corp Class A (b)(c)	650,451	22,538,127
Nuvve Holding Corp (b)(c)	17,315	6,665
nVent Electric PLC	888,728	80,332,124
Ocean Power Technologies Inc (b)(c)	962,297	499,432
Orion Energy Systems Inc (b)	17,301	126,297
Pioneer Power Solutions Inc (c)	46,440	176,008
Plug Power Inc (b)(c)	5,415,739	8,502,710
Polar Power Inc (b)	10,014	20,979
Powell Industries Inc (c)	50,740	13,504,958
Power Solutions International Inc (b)	28,498	2,362,199
Preformed Line Products Co	15,865	3,031,326
Regal Rexnord Corp	358,835	53,584,831
Sensata Technologies Holding PLC	792,797	25,797,614
SES AI Corp Class A (b)(c)	833,674	908,705
Shoals Technologies Group Inc (b)	902,001	5,872,027
SKYX Platforms Corp (b)	354,483	411,200
SolarMax Technology Inc (b)	25,873	30,530
Solidion Technology Inc Class A (b)(c)	7,049	23,050
Stardust Power Inc Class A (b)(c)	100,911	40,526
Stem Inc Class A (b)(c)	45,018	681,122
SUNation Energy Inc (b)(c)	15,931	23,897
SUNation Energy Inc rights (b)(d)	13,969	0
Sunrun Inc (b)(c)	1,233,081	19,692,304
Thermon Group Holdings Inc (b)	182,906	4,850,667
Tigo Energy Inc (b)	118,605	166,047
Ultralife Corp (b)	51,615	358,466
Vertiv Holdings Co Class A	2,057,567	262,442,671
Vicor Corp (b)	124,870	6,382,106
Westwater Resources Inc (b)	422,112	333,468
Zeo Energy Corp Class A (b)	85,890	140,860
		765,839,145
Ground Transportation - 0.9%
ArcBest Corp	123,500	9,109,360
Avis Budget Group Inc (b)(c)	91,026	14,403,044
Covenant Logistics Group Inc Class A	84,556	2,040,336
Ftai Infrastructure Inc (c)	620,964	2,980,627
Heartland Express Inc	231,992	1,992,811
Hertz Global Holdings Inc (b)(c)	668,019	3,827,749
Knight-Swift Transportation Holdings Inc	877,279	38,512,548
Landstar System Inc	189,288	25,048,481
Lyft Inc Class A (b)	2,007,119	32,555,470
Marten Transport Ltd	312,587	3,701,030
PAMT CORP (b)	30,323	371,457
Proficient Auto Logistics Inc (b)	86,551	683,753
RXO Inc (b)	782,448	12,777,376
Ryder System Inc	221,591	41,552,744
Saia Inc (b)	144,413	42,812,678
Schneider National Inc Class B	253,120	6,257,126
Toppoint Holdings Inc (b)(c)	12,295	25,820
U-Haul Holding Co (b)(c)	33,055	1,902,315
U-Haul Holding Co Class N	559,976	29,253,146
Universal Logistics Holdings Inc	38,467	997,834
Werner Enterprises Inc	333,515	9,621,908
XPO Inc (b)	636,349	82,534,466
		362,962,079
Industrial Conglomerates - 0.0%
Hyperscale Data Inc (c)(d)	4,032	0
Hyperscale Data Inc Class A (b)(c)	7,403	3,945
		3,945
Machinery - 3.6%
3D Systems Corp (b)(c)	413,276	950,535
AGCO Corp	335,284	36,274,376
AgEagle Aerial Systems Inc (b)(c)	92,088	175,888
Agrify Corp (b)(c)	6,387	300,955
AirJoule Technologies Corp Class A (b)	115,934	533,296
Alamo Group Inc	55,839	11,807,715
Albany International Corp Class A (c)	162,987	10,351,304
Allison Transmission Holdings Inc	452,673	39,522,880
Art's-Way Manufacturing Co Inc (b)	16,124	50,791
Astec Industries Inc	123,174	5,701,724
Atmus Filtration Technologies Inc	442,737	19,710,651
Blue Bird Corp (b)	169,849	9,917,483
Chart Industries Inc (b)	242,846	48,413,779
Chicago Rivet & Machine CO	3,784	36,894
Cleancore Solutions Inc (b)(c)	10,012	68,682
ClearSign Technologies Corp (b)	279,499	163,311
CNH Industrial NV Class A	4,729,765	54,155,809
Columbus McKinnon Corp/NY	155,054	2,322,709
Commercial Vehicle Group Inc (b)	161,934	285,004
Crane Co	263,284	48,786,525
Donaldson Co Inc	637,427	50,783,809
Douglas Dynamics Inc	125,457	4,224,137
Eastern Co/The	31,423	746,610
Energy Recovery Inc (b)	295,257	4,195,602
Enerpac Tool Group Corp Class A	291,839	12,356,463
Enpro Inc	113,992	24,938,030
Esab Corp	308,771	35,622,910
ESCO Technologies Inc	139,272	27,981,138
Federal Signal Corp	329,555	40,531,969
Flowserve Corp	706,547	37,913,312
Franklin Electric Co Inc	211,100	20,658,246
FreightCar America Inc (b)	76,476	653,105
Gates Industrial Corp PLC (b)	1,240,430	31,705,391
Gencor Industries Inc (b)	56,001	910,576
Gorman-Rupp Co/The	111,915	4,786,605
Graco Inc	896,081	76,516,358
Graham Corp (b)(c)	55,219	2,708,492
Greenbrier Cos Inc/The	169,059	7,883,221
Helios Technologies Inc (c)	179,235	9,721,706
Hillenbrand Inc	382,408	9,709,339
Hillman Solutions Corp Class A (b)	1,067,322	10,545,141
Hurco Cos Inc (b)	33,007	550,557
Hydrofarm Holdings Group Inc (b)(c)	23,356	111,642
Hyster-Yale Inc Class A	61,382	2,301,825
Hyzon Motors Inc Class A (b)(c)(d)	36,361	23,038
ITT Inc	423,011	72,017,623
JBT Marel Corp	250,538	35,899,590
Kadant Inc (c)	64,044	20,704,144
Kennametal Inc	411,948	8,828,046
L B Foster Co Class A (b)	53,122	1,382,766
Laser Photonics Corp (b)(c)	40,090	161,162
Lincoln Electric Holdings Inc	300,635	72,943,071
Lindsay Corp	58,547	8,034,405
LiqTech International Inc (b)	44,720	84,074
Manitowoc Co Inc/The (b)	189,646	1,877,495
Mayville Engineering Co Inc (b)	66,293	967,878
Microvast Holdings Inc (b)(c)	997,312	2,662,823
Middleby Corp/The (b)	288,740	39,514,069
Miller Industries Inc/TN	61,897	2,605,245
Mueller Industries Inc	596,517	57,229,841
Mueller Water Products Inc Class A1	851,705	22,450,944
Nauticus Robotics Inc (b)(c)	183,271	165,805
Nephros Inc (b)	56,811	211,905
NN Inc (b)	244,406	628,123
Nuburu Inc Class A (b)(c)	254,955	41,201
Omega Flex Inc	19,922	703,247
Oshkosh Corp	347,118	48,377,836
Palladyne AI Corp Class A (b)(c)	132,170	999,205
Park-Ohio Holdings Corp	47,900	967,580
Perma-Pipe International Holdings Inc (b)	40,737	1,213,555
Proto Labs Inc (b)	128,164	6,383,849
Rain Enhancement Technologies Holdco Inc Class A (c)	12,860	49,254
RBC Bearings Inc (b)	169,134	65,955,495
REV Group Inc	279,931	14,895,129
Richtech Robotics Inc Class B (b)(c)	315,581	960,944
SPX Technologies Inc (b)	266,567	49,877,351
Standex International Corp (c)	65,218	13,309,037
Symbotic Inc Class A (b)(c)	217,163	10,300,041
Taylor Devices Inc (b)(c)	17,204	842,996
TechPrecision Corp (b)	47,013	256,221
Tennant CO	101,349	8,314,672
Terex Corp	356,104	17,783,834
Timken Co/The	346,261	26,741,737
Titan International Inc (b)(c)	259,853	2,291,903
Toro Co/The	538,926	43,685,342
Trinity Industries Inc	440,939	12,531,486
Twin Disc Inc	60,643	766,224
Urban-Gro Inc (b)(c)	56,000	23,134
Wabash National Corp	232,803	2,581,785
Watts Water Technologies Inc Class A	147,607	40,872,378
Worthington Enterprises Inc	168,445	11,083,681
Xos Inc (b)(c)	23,367	66,129
		1,437,853,788
Marine Transportation - 0.1%
Genco Shipping & Trading Ltd (c)	234,437	3,947,919
Kirby Corp (b)	301,341	29,290,346
Lakeside Holding Ltd (b)	9,431	10,751
Matson Inc	175,182	18,227,687
Pangaea Logistics Solutions Ltd	188,315	1,003,719
		52,480,422
Passenger Airlines - 0.4%
Alaska Air Group Inc (b)	657,301	41,265,357
Allegiant Travel Co (b)(c)	78,421	4,913,860
American Airlines Group Inc (b)(c)	3,567,710	47,700,283
flyExclusive Inc Class A (b)	24,214	97,340
Frontier Group Holdings Inc (b)(c)	437,088	2,141,731
Jet.AI Inc Class A (b)(c)	13,869	48,125
JetBlue Airways Corp (b)(c)	1,646,001	8,806,105
Joby Aviation Inc Class A (b)(c)	2,699,837	38,202,694
Mesa Air Group Inc (b)	168,635	209,107
SkyWest Inc (b)	218,115	26,479,161
Spirit Aviation Holdings Inc	84,387	102,952
Strata Critical Medical Inc (b)(c)	338,973	1,481,312
Sun Country Airlines Holdings Inc (b)	212,783	2,819,375
Surf Air Mobility Inc (b)(c)	76,971	334,054
Volato Group Inc Class A (b)(c)	8,212	13,796
Wheels Up Experience Inc Class A (b)(c)	493,007	1,444,511
		176,059,763
Professional Services - 2.2%
Alight Inc Class A (c)	2,589,305	10,046,503
Amentum Holdings Inc	821,441	20,494,953
Asure Software Inc (b)	137,997	1,159,175
Barrett Business Services Inc	140,236	6,843,517
BGSF Inc (b)	54,494	337,318
BlackSky Technology Inc Class A (b)(c)	135,059	2,371,636
Booz Allen Hamilton Holding Corp Class A	684,131	74,378,722
CACI International Inc (b)	118,945	57,060,295
Cbiz Inc (b)	288,325	18,608,496
Clarivate PLC (b)(c)	2,323,680	10,108,008
Concentrix Corp (c)	248,392	13,105,162
Conduent Inc (b)	803,804	2,234,575
CRA International Inc	36,732	7,117,192
CSG Systems International Inc	149,735	9,606,998
Cycurion Inc (b)(c)	174,188	34,855
DLH Holdings Corp (b)	65,243	364,056
ExlService Holdings Inc (b)	878,869	38,476,885
Exponent Inc	274,089	19,564,473
Falcon's Beyond Global Inc Class A (c)	24,470	179,977
First Advantage Corp (b)	328,569	5,375,389
FiscalNote Holdings Inc Class A (b)(c)	469,168	199,303
Forrester Research Inc (b)	61,334	597,393
Franklin Covey Co (b)	60,720	1,187,683
FTI Consulting Inc (b)	181,781	30,655,548
GEE Group Inc (b)	524,114	102,831
Genpact Ltd	868,210	39,364,641
Heidrick & Struggles International Inc	111,464	5,663,486
HireQuest Inc (c)	29,972	292,527
Hudson Global Inc (b)	16,005	150,607
Huron Consulting Group Inc (b)	85,939	11,770,205
ICF International Inc	99,752	9,797,641
Innodata Inc (b)(c)	150,742	5,725,181
Insperity Inc	196,430	10,846,865
KBR Inc	700,162	35,330,175
Kelly Services Inc Class A	171,968	2,447,105
Kforce Inc	91,030	2,967,578
Korn Ferry	278,135	20,620,929
Legalzoom.com Inc (b)	604,287	6,695,500
ManpowerGroup Inc	250,282	10,611,957
Mastech Digital Inc (b)	28,468	230,306
Maximus Inc	306,240	26,924,621
Mistras Group Inc (b)	100,158	957,510
Nixxy Inc (b)	96,079	163,334
Parsons Corp (b)	253,821	20,331,062
Paylocity Holding Corp (b)	233,078	41,774,570
Planet Labs PBC Class A (b)	1,183,122	8,388,335
Professional Diversity Network Inc (b)(c)	7,416	49,613
Rcm Technologies Inc (b)(c)	27,371	742,575
Resolute Holdings Management Inc (c)	19,400	1,282,146
Resources Connection Inc	174,402	891,194
Robert Half Inc	542,564	20,248,488
Science Applications International Corp	255,795	30,107,072
ShiftPixy Inc (b)(c)(d)	877	5,727
Skillsoft Corp Class A (b)(c)	24,737	380,208
Spire Global Inc Class A (b)(c)	155,523	1,405,928
SS&C Technologies Holdings Inc	1,154,846	102,388,647
Staffing 360 Solutions Inc (b)(c)(d)	2,614	0
TransUnion	1,053,938	93,168,119
TriNet Group Inc	162,405	11,761,370
TrueBlue Inc (b)	158,883	948,532
TTEC Holdings Inc (b)	104,946	397,745
UL Solutions Inc Class A	336,860	21,279,446
Upwork Inc (b)	657,632	10,120,956
Verra Mobility Corp Class A (b)	866,903	21,542,540
Where Food Comes From Inc (b)	14,809	178,300
Willdan Group Inc (b)	72,505	7,965,399
		916,129,083
Trading Companies & Distributors - 2.4%
Air Lease Corp Class A	558,553	33,630,476
Alta Equipment Group Inc Class A	110,512	921,670
Applied Industrial Technologies Inc	205,690	54,215,770
BlueLinx Holdings Inc (b)	43,581	3,600,226
Boise Cascade Co	203,271	17,684,577
Capstone Holding Corp (b)(c)	4,402	5,370
Core & Main Inc Class A (b)	1,021,880	66,136,074
Custom Truck One Source Inc Class A (b)(c)	288,791	1,773,177
Distribution Solutions Group Inc (b)	50,016	1,611,015
DNOW Inc (b)	570,276	9,124,416
DXP Enterprises Inc/TX (b)	68,227	8,520,188
EVI Industries Inc	27,795	771,033
Ferguson Enterprises Inc	1,071,954	247,782,168
FGI Industries Ltd (b)(c)	1,689	7,161
FTAI Aviation Ltd	553,712	85,188,591
GATX Corp	192,371	32,377,963
Global Industrial Co	74,063	2,764,772
GMS Inc (b)	207,581	22,819,379
Herc Holdings Inc	177,157	23,170,364
Hudson Technologies Inc (b)	208,675	2,120,138
iPower Inc (b)(c)	74,002	35,736
Karat Packaging Inc	37,385	945,093
Marwynn Holdings Inc (c)	9,960	8,175
McGrath RentCorp	134,199	16,303,837
Mrc Global Inc (b)	465,085	7,013,482
MSC Industrial Direct Co Inc Class A	240,522	21,702,300
NPK International Inc (b)	458,691	4,770,386
QXO Inc (b)(c)	2,613,414	52,608,024
Rush Enterprises Inc Class A	362,360	20,799,464
Rush Enterprises Inc Class B	14,408	836,240
SiteOne Landscape Supply Inc (b)	243,752	34,915,036
Titan Machinery Inc (b)	109,312	2,186,240
Transcat Inc (b)	50,163	4,211,184
Watsco Inc	188,707	75,931,923
Wesco International Inc	240,328	52,833,708
Willis Lease Finance Corp (c)	16,029	2,383,192
Xometry Inc Class A (b)	252,289	12,483,260
		924,191,808
Transportation Infrastructure - 0.0%
Singularity Future Technology Ltd (b)(c)	25,178	27,192
Sky Harbour Group Corp Class A (b)(c)	111,943	1,179,879
		1,207,071
TOTAL INDUSTRIALS		7,591,408,150

Information Technology - 18.0%
Communications Equipment - 0.7%
Actelis Networks Inc (b)(c)	28,299	10,263
ADTRAN Holdings Inc (b)	388,366	3,642,873
Applied Optoelectronics Inc (b)(c)	284,467	6,884,101
Aviat Networks Inc (b)	62,337	1,431,258
BK Technologies Corp (b)(c)	15,904	1,125,685
Calix Inc (b)	312,153	18,557,496
Cambium Networks Corp (b)(c)	70,662	53,682
Ciena Corp (b)	766,782	72,054,505
Clearfield Inc (b)(c)	62,075	2,024,887
ClearOne Inc (b)	5,256	21,497
CommScope Holding Co Inc (b)	1,171,629	18,792,929
Comtech Telecommunications Corp (b)	156,797	305,754
Digi International Inc (b)	197,456	6,855,672
Extreme Networks Inc (b)	714,392	15,273,701
Franklin Wireless Corp (b)	48,940	217,294
Genasys Inc (b)	241,473	468,458
Harmonic Inc (b)	611,309	5,880,793
Inseego Corp (b)(c)	61,888	763,079
KVH Industries Inc (b)	68,860	387,682
Lantronix Inc (b)(c)	171,672	852,351
Lumentum Holdings Inc (b)	374,789	49,775,727
Netgear Inc (b)	157,942	4,291,284
NetScout Systems Inc (b)	380,087	9,460,365
Network-1 Technologies Inc	78,090	116,354
Ondas Holdings Inc (b)	887,852	5,202,813
Optical Cable Corp (b)	30,373	192,717
Ribbon Communications Inc (b)	498,430	2,033,594
Ubiquiti Inc	22,670	11,972,707
Viasat Inc (b)(c)	459,860	14,867,274
Viavi Solutions Inc (b)	1,192,002	13,445,783
		266,962,578
Electronic Equipment, Instruments & Components - 2.2%
908 Devices Inc (b)(c)	146,904	918,150
Advanced Energy Industries Inc	203,678	30,486,523
Aeva Technologies Inc (b)(c)	181,282	2,683,880
AEye Inc Class A (b)(c)	93,118	262,593
Airgain Inc (b)	56,580	239,899
AmpliTech Group Inc (b)(c)	89,507	340,127
Arlo Technologies Inc (b)	557,385	9,704,073
Arrow Electronics Inc (b)	279,772	35,343,597
Astrotech Corp (b)	8,018	40,972
Avnet Inc	451,297	24,627,277
Badger Meter Inc	159,303	29,139,705
Bel Fuse Inc Class A	5,230	598,469
Bel Fuse Inc Class B	59,875	8,056,780
Belden Inc	214,359	27,909,542
Benchmark Electronics Inc	195,066	7,917,729
Cemtrex Inc (b)	10,885	12,300
Climb Global Solutions Inc	21,053	2,601,309
Coda Octopus Group Inc (b)	31,362	254,189
Cognex Corp	909,481	39,962,595
Coherent Corp (b)	840,210	76,013,799
CPS Technologies Corp (b)	64,311	221,873
Crane NXT Co	264,285	15,785,743
CTS Corp	161,194	6,849,133
Daktronics Inc (b)	229,494	3,981,721
Data I/O Corp (b)	43,895	136,075
Digital Ally Inc (b)	35	62
Electro-Sensors Inc (b)(c)	12,203	58,574
ePlus Inc	142,129	10,285,876
Evolv Technologies Holdings Inc Class A (b)	609,175	5,019,602
Flex Ltd (b)	2,064,855	110,717,525
Focus Universal Inc (b)(c)	19,295	36,661
Forward Industries Inc (b)	4,211	64,091
Frequency Electronics Inc (b)	46,625	1,503,656
Identiv Inc (b)	120,607	446,246
Insight Enterprises Inc (b)	147,992	19,262,639
Interlink Electronics Inc (b)	17,849	164,568
IPG Photonics Corp (b)	142,126	11,628,749
Itron Inc (b)	245,944	30,236,355
Key Tronic Corp (b)	52,383	152,958
Kimball Electronics Inc (b)	132,168	3,815,690
Knowles Corp (b)	467,424	9,979,502
LGL Group Inc/The (b)	21,447	139,191
LGL Group Inc/The warrants 11/16/2025 (b)	6,067	1,941
LightPath Technologies Inc Class A (b)(c)	198,793	1,063,543
Lightwave Logic Inc (b)(c)	673,591	2,263,266
Littelfuse Inc	133,774	34,758,498
M-Tron Industries Inc (b)(c)	12,943	582,176
M-Tron Industries Inc warrants 3/11/2028 (b)	12,632	20,843
Methode Electronics Inc	193,369	1,494,742
MicroVision Inc (b)(c)	1,364,958	1,569,702
Mirion Technologies Inc Class A (b)	1,016,186	20,831,813
MultiSensor AI Holdings Inc (b)(c)	111,088	74,884
Napco Security Technologies Inc	192,959	7,342,090
Neonode Inc (b)(c)	68,021	1,629,103
nLight Inc (b)	267,231	7,696,253
Nortech Systems Inc (b)	6,230	56,693
Novanta Inc (b)	195,658	22,776,548
OSI Systems Inc (b)	84,821	19,513,071
Ouster Inc Class A (b)	253,170	7,222,940
PAR Technology Corp (b)(c)	218,474	11,181,499
PC Connection Inc	63,362	4,068,474
Plexus Corp (b)	145,421	19,924,131
Powerfleet Inc NJ (b)(c)	621,416	2,902,013
Ralliant Corp	612,481	25,607,831
Red Cat Holdings Inc (b)(c)	343,006	3,066,474
Research Frontiers Inc (b)	156,603	211,414
RF Industries Ltd (b)	48,722	341,785
Richardson Electronics Ltd/United States (c)	67,082	659,416
Rogers Corp (b)	91,393	7,170,695
Sanmina Corp (b)	287,923	33,836,711
ScanSource Inc (b)	111,920	4,885,308
Scantech AI Systems Inc (c)	71,611	30,277
SmartRent Inc Class A (b)	919,303	1,360,568
Sobr Safe Inc (b)	8,863	30,400
Sono-Tek Corp (b)	72,105	241,552
Syntec Optics Holdings Inc Class A (b)	34,774	54,943
Taitron Components Inc Class A	24,535	51,524
TD SYNNEX Corp	401,882	59,506,668
TTM Technologies Inc (b)	547,517	24,402,833
Universal Safety Products Inc (b)	8,664	28,591
VerifyMe Inc (b)	58,741	52,291
Vishay Intertechnology Inc	606,092	9,370,182
Vishay Precision Group Inc (b)	66,286	1,883,848
Vontier Corp	790,610	33,925,075
Vuzix Corp (b)(c)	372,823	790,385
Wrap Technologies Inc (b)(c)	178,017	247,444
		902,330,436
IT Services - 3.0%
Applied Digital Corp (b)(c)	967,351	15,458,269
ASGN Inc (b)	241,664	13,110,272
Backblaze Inc Class A (b)	257,964	2,153,999
BigBear.ai Holdings Inc (b)(c)	738,610	3,744,753
Brand Engagement Network Inc Class A (b)	66,882	20,592
Castellum Inc (b)	325,723	325,723
CISO Global Inc (b)(c)	125,950	116,239
Cloudflare Inc Class A (b)	1,675,983	349,794,412
Commerce.com Inc (b)	364,843	1,696,520
CoreWeave Inc Class A (b)	215,319	22,186,470
Couchbase Inc (b)	233,179	5,687,236
Crexendo Inc (b)	66,932	423,010
CSP Inc	33,810	407,749
Data Storage Corp (b)	22,215	101,078
DigitalOcean Holdings Inc (b)	338,298	11,035,281
DXC Technology Co (b)	983,577	14,212,688
Fastly Inc Class A (b)	718,897	5,470,806
Glimpse Group Inc/The (b)	90,628	134,129
Grid Dynamics Holdings Inc (b)	339,138	2,811,454
Hackett Group Inc/The	135,082	2,812,407
Information Services Group Inc	196,747	1,017,182
Kyndryl Holdings Inc (b)	1,254,877	39,892,540
MongoDB Inc Class A (b)	438,798	138,489,037
Okta Inc Class A (b)	904,585	83,918,350
Rackspace Technology Inc (b)	344,150	433,629
Research Solutions Inc/CA (b)	125,292	379,635
Snowflake Inc (b)	1,800,907	429,804,465
TSS Inc/MD (b)(c)	75,725	1,054,471
Tucows Inc Class A (b)(c)	54,257	991,818
Twilio Inc Class A (b)	824,710	87,097,623
Unisys Corp (b)	386,071	1,509,538
WidePoint Corp (b)	37,766	184,676
XTI Aerospace Inc (b)(c)	32,609	65,544
		1,236,541,595
Semiconductors & Semiconductor Equipment - 2.7%
ACM Research Inc Class A (b)	268,530	7,577,917
Aehr Test Systems (b)(c)	151,148	3,771,143
Aeluma Inc (b)(c)	52,985	1,207,528
Alpha & Omega Semiconductor Ltd (b)	131,541	3,784,435
Ambarella Inc (b)	216,396	17,848,342
Amkor Technology Inc	612,259	14,810,545
Amtech Systems Inc (b)	64,398	407,639
Ascent Solar Technologies Inc (b)(c)	8,049	15,936
Astera Labs Inc (b)	115,768	21,092,930
Atomera Inc (b)(c)	165,377	542,437
Axcelis Technologies Inc (b)	173,510	13,887,740
AXT Inc (b)	215,039	623,613
Blaize Holdings Inc Class A (b)	302,478	1,079,846
CEVA Inc (b)(c)	129,156	2,869,846
Cirrus Logic Inc (b)	286,067	32,665,991
Cohu Inc (b)	251,901	5,012,830
Credo Technology Group Holding Ltd (b)	788,380	97,014,101
CVD Equipment Corp (b)	30,688	86,540
Datavault AI Inc (b)(c)	301,595	107,669
Diodes Inc (b)	250,173	13,618,167
Entegris Inc (c)	818,854	68,570,834
Everspin Technologies Inc (b)	98,043	630,416
FormFactor Inc (b)	415,498	12,128,387
GCT Semiconductor Holding Inc Class A (b)(c)	176,430	232,888
GSI Technology Inc (b)	105,189	309,256
Ichor Holdings Ltd (b)	184,230	3,104,276
Impinj Inc (b)	127,194	23,845,059
inTEST Corp (b)	66,358	464,506
Kopin Corp (b)(c)	811,514	1,704,179
Lattice Semiconductor Corp (b)	743,154	49,330,563
MACOM Technology Solutions Holdings Inc (b)	320,852	41,117,184
Marvell Technology Inc	4,663,565	293,175,014
MaxLinear Inc Class A (b)	424,137	6,667,434
MKS Inc	362,232	37,433,055
Mobix Labs Inc Class A (b)	147,525	174,080
Navitas Semiconductor Corp Class A (b)(c)	724,795	4,247,299
NVE Corp (c)	25,740	1,662,289
Onto Innovation Inc (b)	264,821	28,071,026
PDF Solutions Inc (b)	170,141	3,479,383
Penguin Solutions Inc (b)	284,061	6,854,392
Peraso Inc (b)	26,035	22,652
Photronics Inc (b)	341,372	7,738,903
Pixelworks Inc (b)(c)	24,650	212,483
Power Integrations Inc	303,476	13,686,768
Qorvo Inc (b)	503,718	45,687,223
QuickLogic Corp (b)(c)	76,756	393,758
Rambus Inc (b)	578,862	42,702,650
Rigetti Computing Inc Class A (b)(c)	1,381,272	22,418,045
Semtech Corp (b)	468,837	27,234,741
Silicon Laboratories Inc (b)	175,962	23,640,495
SiTime Corp (b)	113,091	27,330,702
SkyWater Technology Inc (b)(c)	121,163	1,452,744
SolarEdge Technologies Inc (b)(c)	318,733	10,779,550
Synaptics Inc (b)	207,591	14,502,307
Trio-Tech International (b)	14,333	76,824
Ultra Clean Holdings Inc (b)	242,526	5,825,475
Universal Display Corp	238,547	33,060,229
Veeco Instruments Inc (b)	323,660	7,936,143
		1,105,928,407
Software - 8.8%
8x8 Inc (b)	710,876	1,407,534
A10 Networks Inc	388,758	6,884,904
ACCESS Newswire Inc (b)(c)	15,739	173,129
ACI Worldwide Inc (b)	568,251	28,043,187
Adeia Inc	585,069	8,799,438
Agilysys Inc (b)	121,203	13,225,671
Airship AI Holdings Inc Class A (b)(c)	99,908	446,589
Alarm.com Holdings Inc (b)	271,958	15,944,898
Alkami Technology Inc (b)(c)	377,089	9,653,478
Alpha Modus Holdings Inc Class A (b)	36,532	38,724
Amplitude Inc Class A (b)	476,018	5,440,886
Appfolio Inc Class A (b)	124,664	34,579,300
Appian Corp Class A (b)	241,404	7,430,415
AppLovin Corp Class A (b)	1,195,862	572,327,595
Arteris Inc (b)	139,225	1,311,500
Asana Inc Class A (b)(c)	496,251	7,245,265
Atlassian Corp Class A (b)	892,873	158,734,962
Auddia Inc (b)(c)	4,975	11,193
AudioEye Inc (b)(c)	36,103	463,924
Aurora Innovation Inc Class A (b)(c)	5,770,054	32,485,404
authID Inc (b)(c)	59,753	266,498
AvePoint Inc Class A (b)	622,643	10,186,439
Aware Inc/MA (b)	85,675	188,485
Banzai International Inc Class A (b)(c)	10,417	34,584
Bentley Systems Inc Class B	833,305	46,373,423
BILL Holdings Inc (b)	427,810	19,858,940
Bio-key International Inc (b)	21,880	16,385
Blackbaud Inc (b)	208,628	13,917,574
Blackboxstocks Inc (b)	12,711	80,079
BlackLine Inc (b)(c)	282,803	15,375,999
Blend Labs Inc Class A (b)(c)	1,062,380	3,845,816
Box Inc Class A (b)	782,382	25,529,125
Braze Inc Class A (b)	386,411	10,703,585
Bridgeline Digital Inc (b)	51,527	73,684
BTCS Inc (b)(c)	66,066	276,156
Btcs Inc Series V (b)(d)	38,570	0
C3.ai Inc Class A (b)(c)	642,238	10,860,245
Ccc Intelligent Solutions Holdings Inc Class A (b)	2,615,886	25,897,271
Cerence Inc (b)(c)	232,904	2,452,479
Cipher Mining Inc (b)(c)	1,282,454	9,797,949
Circle Internet Group Inc Class A (c)	264,140	34,861,197
Cleanspark Inc (b)(c)	1,500,682	14,211,459
Clear Secure Inc Class A	498,793	18,111,174
Clearwater Analytics Holdings Inc Class A (b)	1,311,683	27,112,488
Commvault Systems Inc (b)	238,862	44,582,398
Confluent Inc Class A (b)	1,554,347	30,869,331
Consensus Cloud Solutions Inc (b)	95,448	2,536,053
Core Scientific Inc (b)(c)	1,605,661	23,041,235
CoreCard Corp (b)(c)	31,410	869,115
CS Disco Inc (b)	126,099	689,762
CXApp Inc Class A (b)(c)	82,624	62,183
CYNGN Inc (b)(c)	10,179	55,679
Daily Journal Corp (b)(c)	5,032	2,350,950
Digimarc Corp (b)(c)	81,239	703,530
Digital Turbine Inc (b)	509,454	2,139,707
Docusign Inc (b)	1,094,421	83,898,314
Dolby Laboratories Inc Class A	330,339	23,678,700
Domo Inc Class B (b)(c)	185,614	2,724,814
Dropbox Inc Class A (b)	1,055,483	30,672,336
Duos Technologies Group Inc (b)(c)	48,606	311,078
Dynatrace Inc (b)	1,619,593	81,951,406
eGain Corp (b)	102,355	643,813
Elastic NV (b)	474,987	40,402,394
EverCommerce Inc (b)(c)	97,681	1,128,216
Exodus Movement Inc Class A (b)(c)	41,908	1,056,920
Expensify Inc Class A (b)	276,580	542,097
Five9 Inc (b)(c)	422,650	11,377,738
Freshworks Inc Class A (b)	1,079,170	14,536,420
Gitlab Inc Class A (b)(c)	689,901	33,129,046
Greenidge Generation Holdings Inc Class A (b)	62,791	77,233
Guidewire Software Inc (b)	452,876	98,283,150
HubSpot Inc (b)	285,229	137,814,096
I3 Verticals Inc Class A (b)(c)	120,795	3,799,003
Informatica Inc Class A (b)	446,371	11,128,029
Intapp Inc (b)	297,433	13,678,944
Intellicheck Inc (b)	91,441	498,353
Intellinetics Inc (b)(c)	14,072	156,718
InterDigital Inc (c)	139,806	37,986,688
Intrusion Inc (b)(c)	85,596	151,505
Inuvo Inc (b)	63,747	216,102
Iveda Solutions Inc (b)(c)	14,468	23,149
Jamf Holding Corp (b)	379,947	3,541,106
Kaltura Inc (b)	426,835	678,668
Klaviyo Inc Class A (b)	610,637	19,809,064
LivePerson Inc (b)(c)	402,243	374,890
LiveRamp Holdings Inc (b)	360,735	10,071,721
LM Funding America Inc (b)(c)	25,291	31,614
Manhattan Associates Inc (b)	327,834	70,628,557
MARA Holdings Inc (b)(c)	1,907,554	30,482,713
Marin Software Inc (b)	14,773	10,488
Meridianlink Inc (b)	165,853	3,298,816
Mitek Systems Inc (b)	244,384	2,485,385
Myseum Inc (b)	21,807	44,050
N-able Inc/US (b)(c)	391,133	3,152,532
nCino Inc (b)(c)	503,894	16,180,036
NCR Voyix Corp (b)	743,054	9,793,452
NetSol Technologies Inc (b)	48,470	196,304
NextNav Inc Class A (b)(c)	365,149	6,503,304
NextTrip Inc (b)(c)	7,566	28,978
Nutanix Inc Class A (b)	1,337,809	89,914,143
Oblong Inc (b)(c)	7,254	21,253
Olo Inc Class A (b)	636,243	6,521,491
ON24 Inc (b)(c)	199,492	1,141,094
OneSpan Inc	213,621	3,231,018
Onestream Inc Class A (b)(c)	418,568	8,702,029
Ooma Inc (b)	141,922	1,833,632
PagerDuty Inc (b)	512,847	8,585,059
Pegasystems Inc	481,861	26,121,685
Phunware Inc (b)	108,639	280,289
Pivotal Software Inc Class A rights (b)(d)	413,656	3
Porch Group Inc (b)(c)	517,034	8,774,067
Procore Technologies Inc (b)	583,277	40,543,584
Progress Software Corp (b)	236,713	10,957,445
PROS Holdings Inc (b)	236,567	3,666,789
Q2 Holdings Inc (b)	337,924	26,604,757
Qualys Inc (b)	197,476	26,819,216
Rapid7 Inc (b)	347,109	7,188,627
reAlpha Tech Corp (b)(c)	76,400	29,681
Red Violet Inc (c)	62,780	3,154,067
Rekor Systems Inc (b)(c)	675,699	756,783
ReposiTrak Inc (c)	66,007	1,069,313
Rimini Street Inc (b)	251,223	1,087,796
RingCentral Inc Class A (b)(c)	437,691	13,353,952
Riot Platforms Inc (b)	1,681,188	23,133,147
Rubrik Inc Class A (b)	667,235	59,650,809
SailPoint Inc (c)	330,957	6,830,952
Samsara Inc Class A (b)	1,527,955	55,220,294
SEMrush Holdings Inc Class A (b)	188,483	1,489,016
SentinelOne Inc Class A (b)	1,722,525	32,486,822
ServiceTitan Inc Class A (b)	50,410	5,405,464
Signing Day Sports Inc (b)(c)	21,945	36,209
Silvaco Group Inc (b)(c)	41,800	223,212
Smith Micro Software Inc (b)(c)	87,433	64,718
Soluna Holdings Inc (b)(c)	56,228	26,652
SoundHound AI Inc Class A (b)(c)	1,998,339	26,018,374
SoundThinking Inc (b)	46,491	591,830
Sprinklr Inc Class A (b)	621,434	5,369,190
Sprout Social Inc Class A (b)	280,697	4,432,206
SPS Commerce Inc (b)	207,295	22,864,639
Strategy Inc Class A (b)	1,369,932	458,118,960
Synchronoss Technologies Inc (b)	52,060	313,401
T Stamp Inc Class A (b)(c)	19,416	55,530
Telos Corp (b)	221,754	1,370,440
Tenable Holdings Inc (b)	669,203	20,691,757
Teradata Corp (b)	523,349	10,979,862
Terawulf Inc (b)	1,660,878	15,695,297
Thumzup Media Corp (b)(c)	17,130	93,359
UiPath Inc Class A (b)	1,805,850	20,081,052
Unity Software Inc (b)	1,640,890	64,667,475
Upland Software Inc (b)	128,791	364,479
Urgent.ly Inc (b)	6,388	27,788
Varonis Systems Inc (b)	606,969	35,823,310
Veea Inc Class A (b)(c)	83,339	48,762
Verb Technology Co Inc (b)(c)	6,022	87,319
Verint Systems Inc (b)	337,922	6,890,230
Veritone Inc (b)(c)	212,577	648,360
Vertex Inc Class A (b)(c)	307,246	7,933,092
Viant Technology Inc Class A (b)(c)	86,381	898,362
VirnetX Holding Corp (b)(c)	19,647	268,967
Weave Communications Inc (b)	225,066	1,751,013
Workiva Inc Class A (b)	282,357	23,221,040
Xperi Inc (b)	247,717	1,486,302
Yext Inc (b)	572,737	5,206,179
Zeta Global Holdings Corp Class A (b)	1,146,499	22,517,240
Zoom Communications Inc Class A (b)	1,416,484	115,330,127
Zscaler Inc (b)	518,143	143,551,518
		3,602,079,441
Technology Hardware, Storage & Peripherals - 0.6%
AstroNova Inc (b)	36,180	411,728
Boxlight Corp Class A (b)(c)	10,386	18,176
CompoSecure Inc Class A (b)(c)	226,158	4,324,141
Corsair Gaming Inc (b)	242,967	2,169,695
CPI Card Group Inc (b)	24,320	378,906
Diebold Nixdorf Inc (b)	201,959	12,341,714
Eastman Kodak Co (b)(c)	399,168	2,355,091
Foxx Development Holdings Inc (c)	9,187	49,977
Immersion Corp (c)	159,893	1,128,845
IonQ Inc (b)(c)	1,288,049	55,051,214
Movano Inc (b)(c)	28,616	30,619
One Stop Systems Inc (b)	97,783	581,809
Pure Storage Inc Class A (b)	1,676,566	130,118,287
Quantum Computing Inc (b)(c)	590,595	9,319,589
Quantum Corp (b)(c)	37,027	275,111
Sandisk Corp/DE	733,343	38,478,507
Socket Mobile Inc (b)	31,426	32,997
Sonim Technologies Inc (b)	31,786	18,744
TransAct Technologies Inc (b)	47,076	204,310
Turtle Beach Corp (b)(c)	88,916	1,406,651
Xerox Holdings Corp (c)	640,355	2,548,613
		261,244,724
TOTAL INFORMATION TECHNOLOGY		7,375,087,181

Materials - 4.6%
Chemicals - 1.4%
AdvanSix Inc	144,600	3,103,116
Alto Ingredients Inc (b)	391,733	442,658
American Vanguard Corp (b)	144,689	781,321
Arq Inc (b)	167,516	1,293,224
Ashland Inc	254,593	14,295,397
ASP Isotopes Inc (b)(c)	300,052	2,784,483
Aspen Aerogels Inc (b)(c)	363,129	2,483,802
Avient Corp	493,800	18,468,120
Axalta Coating Systems Ltd (b)	1,181,620	36,937,441
Balchem Corp	175,149	28,389,901
Bolt Projects Holdings Inc Class A (b)(c)	4,677	21,280
Cabot Corp	289,016	23,572,145
Celanese Corp	593,427	28,264,928
Chemours Co/The	809,770	12,470,458
Core Molding Technologies Inc (b)	40,859	784,493
Ecovyst Inc (b)	569,731	5,178,855
Element Solutions Inc	1,208,274	31,076,807
Flotek Industries Inc (b)(c)	159,127	1,923,845
FMC Corp	681,648	26,652,437
Hawkins Inc	101,763	17,028,003
HB Fuller Co	297,036	18,134,048
Huntsman Corp	886,955	9,898,418
Ingevity Corp (b)	196,459	11,469,276
Innospec Inc	134,580	11,787,862
Intrepid Potash Inc (b)	50,633	1,540,762
Koppers Holdings Inc	108,124	3,133,434
Kronos Worldwide Inc	118,509	756,087
LSB Industries Inc (b)	284,433	2,366,483
Mativ Holdings Inc	294,129	3,697,202
Minerals Technologies Inc	171,110	11,199,150
NewMarket Corp	40,487	33,481,130
Northern Technologies International Corp	43,518	322,033
Novusterra Inc (b)(c)(d)	24,632	0
Olin Corp	632,704	14,969,777
Origin Materials Inc Class A (b)	676,322	361,697
Perimeter Solutions Inc	746,783	16,720,471
PureCycle Technologies Inc (b)(c)	803,042	11,475,470
Quaker Chemical Corp (c)	73,506	10,663,515
Rayonier Advanced Materials Inc (b)	353,039	1,966,427
RPM International Inc	690,732	86,555,628
Scotts Miracle-Gro Co/The	236,897	14,502,834
Sensient Technologies Corp	229,308	26,017,286
Solesence Inc (b)	95,490	349,493
Stepan Co	115,012	5,754,050
Trinseo PLC (c)	190,510	457,224
Tronox Holdings PLC	633,041	2,709,415
Valhi Inc	12,346	201,363
Westlake Corp (c)	180,230	15,827,799
		572,271,048
Construction Materials - 1.2%
CRH PLC	3,643,997	411,589,461
Eagle Materials Inc	180,784	41,743,026
Knife River Corp (b)	308,794	25,012,314
Smith-Midland Corp (b)(c)	24,401	1,053,391
United States Lime & Minerals Inc	56,878	7,162,078
		486,560,270
Containers & Packaging - 0.6%
AptarGroup Inc	356,051	49,587,223
Crown Holdings Inc	619,286	61,544,643
Eightco Holdings Inc (b)	14,625	22,083
Graphic Packaging Holding CO	1,635,515	36,422,919
Greif Inc Class A	139,494	9,110,353
Greif Inc Class B	26,588	1,815,429
Myers Industries Inc	203,077	3,399,509
O-I Glass Inc (b)	832,237	10,810,759
Ranpak Holdings Corp Class A (b)	241,965	1,277,575
Sealed Air Corp	798,534	25,928,399
Silgan Holdings Inc	437,762	20,539,793
Sonoco Products Co	541,991	25,609,075
TriMas Corp	203,535	7,870,698
		253,938,458
Metals & Mining - 1.3%
5E Advanced Materials Inc (b)(c)	13,225	46,023
Alcoa Corp	1,402,266	45,138,943
Alpha Metallurgical Resources Inc (b)(c)	58,988	8,800,420
American Battery Technology Co (b)(c)	488,931	1,207,660
American Infrastructure Corp (c)(d)	52,198	0
Ampco-Pittsburgh Corp (b)	82,359	224,016
Ascent Industries Co (b)	45,774	559,358
Carpenter Technology Corp	268,476	64,670,500
Century Aluminum Co (b)	280,810	6,270,487
Cleveland-Cliffs Inc (b)(c)	2,614,812	28,109,229
Coeur Mining Inc (b)	3,460,423	45,504,562
Commercial Metals Co	610,305	35,196,289
Compass Minerals International Inc (b)	183,161	3,489,217
Contango ORE Inc (b)(c)	52,283	1,151,794
Dakota Gold Corp (b)	439,208	1,831,497
Friedman Industries Inc (c)	37,811	721,812
Gold Resource Corp (b)	723,445	365,484
Hecla Mining Co	3,435,719	29,237,969
Hycroft Mining Holding Corp (b)(c)	106,691	485,444
Idaho Strategic Resources Inc (b)(c)	63,683	1,792,040
Inno Holdings Inc (b)(c)	19,762	102,565
Ivanhoe Electric Inc / US (b)(c)	502,326	4,480,748
Kaiser Aluminum Corp	85,961	6,693,783
Materion Corp	112,096	12,420,237
Metallus Inc (b)(c)	201,998	3,318,827
MP Materials Corp (b)(c)	720,064	51,225,353
Olympic Steel Inc	52,756	1,778,405
Paramount Gold Nevada Corp (b)	321,139	327,562
Ramaco Resources Inc Class A (b)	196,308	5,090,266
Ramaco Resources Inc Class B	52,620	855,075
ReElement Technologies Corp (c)(d)	97,452	1
Reliance Inc	282,826	83,620,336
Royal Gold Inc	355,705	63,877,504
Ryerson Holding Corp	148,573	3,387,464
Solitario Resources Corp (b)	357,120	273,554
SunCoke Energy Inc	453,240	3,499,013
Tredegar Corp (b)	133,868	1,048,186
United States Antimony Corp (b)(c)	446,659	2,032,298
US Gold Corp (b)(c)	58,902	773,383
USA Rare Earth Inc Class A (b)(c)	293,462	4,378,453
Warrior Met Coal Inc	283,321	17,322,246
Worthington Steel Inc	188,273	6,269,491
		547,577,494
Paper & Forest Products - 0.1%
Clearwater Paper Corp (b)	87,765	1,893,090
Louisiana-Pacific Corp	334,972	31,859,187
Magnera Corp (b)	174,256	2,160,774
Sylvamo Corp	183,205	8,451,247
		44,364,298
TOTAL MATERIALS		1,904,711,568

Real Estate - 5.4%
Diversified REITs - 0.4%
Alexander & Baldwin Inc	397,060	7,679,140
Alpine Income Property Trust Inc	71,692	1,094,737
American Assets Trust Inc	259,261	5,418,555
Armada Hoffler Properties Inc Class A	443,215	3,226,605
Broadstone Net Lease Inc Class A	1,032,963	19,202,782
CTO Realty Growth Inc	160,712	2,777,103
Essential Properties Realty Trust Inc	1,071,973	33,574,194
Generation Income Properties Inc (b)	29,170	28,003
Gladstone Commercial Corp	257,191	3,459,219
Global Net Lease Inc	1,054,686	8,300,379
Mackenzie Realty Capital Inc	7,930	48,294
Medalist Diversified REIT Inc	4,247	54,192
Modiv Industrial Inc Class C	53,463	811,034
NexPoint Diversified Real Estate Trust	221,087	868,872
One Liberty Properties Inc	90,899	2,171,577
Presidio Property Trust Inc Class A (b)	5,665	28,382
WP Carey Inc	1,179,890	79,170,619
		167,913,687
Health Care REITs - 0.6%
American Healthcare REIT Inc	863,460	36,947,453
CareTrust REIT Inc	1,146,203	39,440,845
Community Healthcare Trust Inc	139,645	2,151,929
Diversified Healthcare Trust	1,060,569	4,040,768
Global Medical REIT Inc	352,869	2,646,518
Healthcare Realty Trust Inc	1,921,017	33,387,275
LTC Properties Inc	250,795	9,154,018
Medical Properties Trust Inc (c)	3,248,269	14,617,211
National Health Investors Inc	253,353	19,835,006
Omega Healthcare Investors Inc	1,559,201	66,375,187
Sabra Health Care REIT Inc	1,295,429	24,755,648
Sila Realty Trust Inc	301,519	7,519,884
Strawberry Fields REIT Inc	39,310	458,355
Universal Health Realty Income Trust	71,346	2,895,934
		264,226,031
Hotel & Resort REITs - 0.3%
Apple Hospitality REIT Inc	1,201,895	15,696,749
Ashford Hospitality Trust Inc (b)(c)	30,308	181,545
Braemar Hotels & Resorts Inc	317,629	876,656
Chatham Lodging Trust	267,922	2,044,245
DiamondRock Hospitality Co	1,169,365	10,009,764
InnSuites Hospitality Trust	15,196	28,720
Park Hotels & Resorts Inc	1,126,553	13,248,263
Pebblebrook Hotel Trust	678,198	7,555,126
RLJ Lodging Trust	819,704	6,311,721
Ryman Hospitality Properties Inc	324,990	32,105,762
Service Properties Trust	748,367	2,020,591
Sotherly Hotels Inc (b)	98,417	71,579
Summit Hotel Properties Inc	600,259	3,289,419
Sunstone Hotel Investors Inc	1,077,077	10,210,690
Xenia Hotels & Resorts Inc	534,615	7,554,110
		111,204,940
Industrial REITs - 0.6%
Americold Realty Trust Inc	1,446,871	20,892,817
EastGroup Properties Inc	285,048	48,332,739
First Industrial Realty Trust Inc	720,026	37,873,368
Industrial Logistics Properties Trust	314,118	1,934,966
Lineage Inc (c)	332,171	13,921,287
LXP Industrial Trust	1,604,894	14,572,438
Plymouth Industrial REIT Inc	219,212	4,822,664
Rexford Industrial Realty Inc	1,284,097	53,174,457
STAG Industrial Inc Class A	1,013,677	37,353,997
Terreno Realty Corp	563,507	32,553,799
		265,432,532
Office REITs - 0.5%
Brandywine Realty Trust	945,951	4,029,751
City Office Reit Inc	223,299	1,547,462
COPT Defense Properties	608,748	17,519,767
Cousins Properties Inc	915,563	26,999,953
Creative Media & Community Trust Corp (c)	4,329	27,879
Douglas Emmett Inc	904,482	14,661,653
Easterly Government Properties Inc	233,261	5,339,344
Empire State Realty Trust Inc Class A	745,086	5,699,908
Franklin Street Properties Corp	436,426	724,467
Highwoods Properties Inc	584,735	18,436,695
Hudson Pacific Properties Inc (b)	1,368,689	3,846,016
JBG SMITH Properties (c)	396,344	8,497,615
Kilroy Realty Corp	577,587	24,021,843
NET Lease Office Properties	78,240	2,317,469
Office Properties Income Trust	403,025	86,006
Orion Properties Inc	289,395	859,503
Paramount Group Inc (b)	993,329	7,151,969
Peakstone Realty Trust	202,989	2,582,020
Piedmont Realty Trust Inc Class A1	674,035	5,709,076
Postal Realty Trust Inc Class A	125,947	1,995,000
SL Green Realty Corp	392,698	22,340,589
Vornado Realty Trust	905,051	34,419,091
		208,813,076
Real Estate Management & Development - 0.7%
Alset Inc (b)	26,503	37,369
Altisource Portfolio Solutions SA (b)	55,950	641,187
Altisource Portfolio Solutions SA warrants 4/2/2029 (b)	102,420	65,569
Altisource Portfolio Solutions SA warrants 4/30/2032 (b)	102,420	84,650
American Realty Investors Inc (b)	7,717	118,070
American Strategic Investment Co Class A (b)	9,841	107,857
AMREP Corp (b)(c)	16,758	359,794
Anywhere Real Estate Inc (b)	527,357	3,222,151
Avalon GloboCare Corp (b)(c)	7,261	14,667
CKX Lands Inc (b)	7,941	91,480
Compass Inc Class A (b)	2,320,679	21,071,766
Comstock Holding Cos Inc Class A (b)	19,376	306,528
Cushman & Wakefield PLC (b)	1,268,139	19,998,553
Douglas Elliman Inc (b)	376,046	1,022,845
eXp World Holdings Inc	465,727	5,043,823
Fathom Holdings Inc (b)	84,814	168,780
Forestar Group Inc (b)	101,984	2,821,897
FRP Holdings Inc (b)	71,084	1,826,859
Howard Hughes Holdings Inc (b)	166,227	12,678,133
InterGroup Corp/The (b)	1,285	21,845
Jones Lang LaSalle Inc (b)	256,664	78,428,819
JW Mays Inc (b)	2,935	112,704
Kennedy-Wilson Holdings Inc	648,891	5,710,241
La Rosa Holdings Corp Class A (b)(c)	1,123	6,716
Marcus & Millichap Inc	129,985	4,236,211
Maui Land & Pineapple Co Inc (b)	40,267	699,840
New Concept Energy Inc (b)(c)	24,796	25,044
Newmark Group Inc Class A	818,575	14,906,252
Offerpad Solutions Inc Class A (b)(c)	45,043	231,971
Opendoor Technologies Inc Class A (b)(c)	3,496,064	15,557,486
RE/MAX Holdings Inc Class A (b)	108,244	1,019,658
RMR Group Inc/The Class A	92,271	1,557,534
Safe & Green Development Corp (c)	10,636	12,231
Seaport Entertainment Group Inc (b)(c)	44,492	1,110,520
Seritage Growth Properties Class A (b)	190,578	699,421
St Joe Co/The	204,675	10,327,901
Star Holdings (b)	60,831	528,621
Stratus Properties Inc (b)	36,017	700,891
Tejon Ranch Co (b)	132,266	2,302,751
Transcontinental Realty Investors Inc (b)	6,319	297,751
Zillow Group Inc Class A (b)	280,457	22,851,636
Zillow Group Inc Class C (b)	871,260	73,455,932
		304,483,954
Residential REITs - 0.7%
American Homes 4 Rent Class A	1,714,805	61,424,315
Apartment Investment and Management Co Class A	700,090	5,481,705
Bluerock Homes Trust Inc Class A	20,162	261,602
BRT Apartments Corp	63,922	1,022,752
Centerspace	91,482	5,443,179
Clipper Realty Inc	76,700	343,616
Elme Communities	480,953	8,214,677
Equity LifeStyle Properties Inc	1,033,230	62,293,437
Independence Realty Trust Inc	1,265,168	22,912,192
NexPoint Residential Trust Inc	120,379	4,154,279
Sun Communities Inc	649,741	82,432,641
UMH Properties Inc	426,842	6,697,151
Veris Residential Inc	441,392	6,943,096
		267,624,642
Retail REITs - 0.8%
Acadia Realty Trust	735,853	14,724,419
Agree Realty Corp (c)	595,418	43,310,705
Alexander's Inc	11,931	2,748,187
Brixmor Property Group Inc	1,655,751	46,344,471
CBL & Associates Properties Inc	79,044	2,517,551
Curbline Properties Corp	511,910	11,533,332
FrontView REIT Inc	95,326	1,274,509
Getty Realty Corp	281,221	8,040,108
InvenTrust Properties Corp	419,237	12,480,685
Kite Realty Group Trust	1,194,342	27,254,884
Macerich Co/The	1,374,781	25,295,970
NETSTREIT Corp	445,482	8,147,866
NNN REIT Inc	1,014,002	43,510,827
Phillips Edison & Co Inc	678,652	23,881,764
Saul Centers Inc	66,241	2,263,455
SITE Centers Corp	128,473	1,577,648
Tanger Inc	613,502	20,969,498
Urban Edge Properties	691,919	14,315,804
Wheeler Real Estate Investment Trust Inc (b)(c)	3,151	5,577
Whitestone REIT	243,691	3,206,974
		313,404,234
Specialized REITs - 0.8%
CubeSmart	1,238,525	50,680,443
EPR Properties	411,927	22,347,040
Farmland Partners Inc	224,471	2,473,670
Four Corners Property Trust Inc	547,343	14,170,710
Gaming and Leisure Properties Inc	1,479,059	71,009,623
Gladstone Land Corp	186,833	1,718,864
Global Self Storage Inc	68,795	374,933
Lamar Advertising Co Class A	474,857	60,425,553
Millrose Properties Inc Class A	649,689	22,940,519
National Storage Affiliates Trust	399,041	12,861,091
Outfront Media Inc	762,011	14,234,365
PotlatchDeltic Corp	387,304	16,278,387
Rayonier Inc	759,534	19,960,554
Safehold Inc	253,095	4,165,944
Smartstop Self Storage REIT Inc	167,015	6,077,676
		319,719,372
TOTAL REAL ESTATE		2,222,822,468

Utilities - 1.9%
Electric Utilities - 0.6%
ALLETE Inc	306,950	19,690,843
Genie Energy Ltd Class B	116,610	1,784,133
Hawaiian Electric Industries Inc (b)	942,890	12,219,854
IDACORP Inc	289,376	36,200,938
MGE Energy Inc	195,936	16,683,950
OGE Energy Corp	1,073,649	47,949,164
Oklo Inc Class A (b)(c)	481,585	35,463,919
Otter Tail Corp (c)	225,323	18,924,879
Portland General Electric Co	599,177	25,632,792
TXNM Energy Inc	494,420	28,003,949
		242,554,421
Gas Utilities - 0.6%
Chesapeake Utilities Corp	126,327	15,611,491
MDU Resources Group Inc	1,101,195	17,938,467
National Fuel Gas Co	484,615	42,035,505
New Jersey Resources Corp	544,074	25,729,259
Northwest Natural Holding Co (c)	218,369	9,068,865
ONE Gas Inc	328,833	25,155,725
RGC Resources Inc	44,707	994,283
Southwest Gas Holdings Inc	329,561	26,325,333
Spire Inc	318,270	24,379,482
UGI Corp	1,152,796	39,932,853
		227,171,263
Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy Inc Class A	202,877	5,719,103
Clearway Energy Inc Class C (c)	434,962	12,966,217
Hallador Energy Co (b)	174,281	2,842,523
Montauk Renewables Inc (b)	347,330	746,760
Ormat Technologies Inc	312,668	28,731,063
Spruce Power Holding Corp Class A (b)(c)	87,020	126,178
Talen Energy Corp (b)	245,795	93,136,641
		144,268,485
Multi-Utilities - 0.1%
Avista Corp	435,177	15,901,368
Black Hills Corp	393,949	23,562,090
Northwestern Energy Group Inc	332,061	19,096,828
Unitil Corp	87,296	4,099,420
		62,659,706
Water Utilities - 0.2%
American States Water Co	208,114	15,510,736
Artesian Resources Corp Class A	51,398	1,703,844
Cadiz Inc (b)	277,801	994,528
California Water Service Group	322,282	15,124,694
Consolidated Water Co Ltd	80,242	2,669,651
Essential Utilities Inc	1,393,677	55,064,178
Global Water Resources Inc	73,589	710,869
H2O America	168,942	8,509,609
Middlesex Water Co	103,179	5,524,204
Pure Cycle Corp (b)	128,938	1,302,274
York Water Co/The	77,385	2,404,352
		109,518,939
TOTAL UTILITIES		786,172,814

TOTAL UNITED STATES		40,015,580,474
TOTAL COMMON STOCKS (Cost $28,583,717,986)		41,004,169,094

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Nutriband Inc (d)	6,995	0
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8%	86	1,639
Industrial Conglomerates - 0.0%
Hyperscale Data Inc 10% (c)(d)	534	0
Hyperscale Data Inc Series F (d)	582	0
		0
TOTAL INDUSTRIALS		1,639

Information Technology - 0.0%
Communications Equipment - 0.0%
ClearOne Inc (d)	5,256	0
Software - 0.0%
SRAX Inc (b)(d)	117,390	1
TOTAL INFORMATION TECHNOLOGY		1

TOTAL UNITED STATES		1,640
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $11,967)		1,640

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (g) (Cost $4,533,850)	4.15	4,572,000	4,534,696

Money Market Funds - 5.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.36	10,564,809	10,566,922
Fidelity Securities Lending Cash Central Fund (h)(i)	4.36	2,319,595,468	2,319,827,427
TOTAL MONEY MARKET FUNDS (Cost $2,330,394,349)			2,330,394,349

TOTAL INVESTMENT IN SECURITIES - 105.6% (Cost $30,918,658,152)	43,339,099,779
NET OTHER ASSETS (LIABILITIES) - (5.6)%	(2,300,237,400)
NET ASSETS - 100.0%	41,038,862,379

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	45	9/19/2025	14,663,250	806,324	806,324
CME Russell 2000 Index Contracts (United States)	189	9/19/2025	22,394,610	1,915,080	1,915,080

TOTAL FUTURES CONTRACTS					2,721,404
The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,534,338 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,707,726.
(h)	Investment made with cash collateral received from securities on loan.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	55,741,645	1,143,353,053	1,188,527,776	1,012,457	-	-	10,566,922	10,564,809	0.0%
Fidelity Securities Lending Cash Central Fund	1,623,093,348	3,855,609,125	3,158,875,046	20,416,362	-	-	2,319,827,427	2,319,595,468	8.2%
Total	1,678,834,993	4,998,962,178	4,347,402,822	21,428,819	-	-	2,330,394,349

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,686,634,828	1,686,634,819	-	9
Consumer Discretionary	4,547,389,119	4,547,389,119	-	-
Consumer Staples	1,194,374,620	1,194,374,620	-	-
Energy	1,499,202,546	1,499,202,546	-	-
Financials	7,293,567,384	7,293,487,785	-	79,599
Health Care	4,623,453,909	4,623,215,194	44,429	194,286
Industrials	7,725,449,179	7,725,420,414	-	28,765
Information Technology	7,513,220,961	7,513,220,958	-	3
Materials	1,911,881,266	1,911,881,265	-	1
Real Estate	2,222,822,468	2,222,822,468	-	-
Utilities	786,172,814	786,172,814	-	-

Non-Convertible Preferred Stocks
Health Care	-	-	-	-
Industrials	1,639	1,639	-	-
Information Technology	1	-	-	1

U.S. Treasury Obligations	4,534,696	-	4,534,696	-

Money Market Funds	2,330,394,349	2,330,394,349	-	-
Total Investments in Securities:	43,339,099,779	43,334,217,990	4,579,125	302,664
Derivative Instruments:

Assets
Futures Contracts	2,721,404	2,721,404	-	-
Total Assets	2,721,404	2,721,404	-	-
Total Derivative Instruments:	2,721,404	2,721,404	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,721,404	-
Total Equity Risk	2,721,404	-
Total Value of Derivatives	2,721,404	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Extended Market Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,381,754,519) - See accompanying schedule:
Unaffiliated issuers (cost $28,588,263,803)	$41,008,705,430
Fidelity Central Funds (cost $2,330,394,349)	2,330,394,349

Total Investment in Securities (cost $30,918,658,152)		$43,339,099,779
Cash		459,401
Receivable for investments sold		4,778,507
Receivable for fund shares sold		24,102,918
Dividends receivable		22,694,183
Distributions receivable from Fidelity Central Funds		3,789,816
Other receivables		777,924
Total assets		43,395,702,528
Liabilities
Payable for investments purchased	$459,415
Payable for fund shares redeemed	34,248,985
Accrued management fee	1,166,109
Payable for daily variation margin on futures contracts	196,180
Other payables and accrued expenses	703,880
Collateral on securities loaned	2,320,065,580
Total liabilities		2,356,840,149
Net Assets		$41,038,862,379
Net Assets consist of:
Paid in capital		$28,198,052,728
Total accumulated earnings (loss)		12,840,809,651
Net Assets		$41,038,862,379
Net Asset Value, offering price and redemption price per share ($41,038,862,379 ÷ 414,259,708 shares)		$99.07
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$239,915,793
Interest		162,664
Income from Fidelity Central Funds (including $20,416,362 from security lending)		21,428,819
Total income		261,507,276
Expenses
Management fee	$6,576,067
Independent trustees' fees and expenses	71,431
Total expenses before reductions	6,647,498
Expense reductions	(84,297)
Total expenses after reductions		6,563,201
Net Investment income (loss)		254,944,075
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	51,165,532
Redemptions in-kind	1,011,693,902
Foreign currency transactions	(1,393)
Futures contracts	(2,746,232)
Total net realized gain (loss)		1,060,111,809
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,457,004,963
Futures contracts	4,207,582
Total change in net unrealized appreciation (depreciation)		2,461,212,545
Net gain (loss)		3,521,324,354
Net increase (decrease) in net assets resulting from operations		$3,776,268,429
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$254,944,075	$464,684,433
Net realized gain (loss)	1,060,111,809	3,615,448,270
Change in net unrealized appreciation (depreciation)	2,461,212,545	484,412,488
Net increase (decrease) in net assets resulting from operations	3,776,268,429	4,564,545,191
Distributions to shareholders	-	(200,382,440)

Share transactions
Proceeds from sales of shares	4,597,709,255	12,939,845,783
Reinvestment of distributions	-	185,083,818
Cost of shares redeemed	(6,794,482,490)	(16,369,897,483)

Net increase (decrease) in net assets resulting from share transactions	(2,196,773,235)	(3,244,967,882)
Total increase (decrease) in net assets	1,579,495,194	1,119,194,869

Net Assets
Beginning of period	39,459,367,185	38,340,172,316
End of period	$41,038,862,379	$39,459,367,185

Other Information
Shares
Sold	53,080,956	150,999,295
Issued in reinvestment of distributions	-	2,012,219
Redeemed	(77,774,000)	(188,552,932)
Net increase (decrease)	(24,693,044)	(35,541,418)

Financial Highlights
Fidelity® Extended Market Index Fund

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$89.89	$80.80	$68.71	$78.40	$90.30	$59.56
Income from Investment Operations
Net investment income (loss) B,C	.59	1.00	.95	.96	.82	.75
Net realized and unrealized gain (loss)	8.59	8.53	12.06	(9.45)	(6.19)	31.78
Total from investment operations	9.18	9.53	13.01	(8.49)	(5.37)	32.53
Distributions from net investment income	-	(.44)	(.92)	(.87)	(.86)	(.78)
Distributions from net realized gain	-	-	-	(.33)	(5.67)	(1.01)
Total distributions	-	(.44)	(.92)	(1.20)	(6.53)	(1.79)
Net asset value, end of period	$99.07	$89.89	$80.80	$68.71	$78.40	$90.30
Total Return D,E	10.21%	11.78%	19.02%	(10.77)%	(6.58)%	56.23%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.03% H,I	.04%	.04%	.03% H	.03%	.04%
Expenses net of fee waivers, if any	.03 % H,I	.04%	.04%	.03% H	.03%	.04%
Expenses net of all reductions, if any	.03% H,I	.03%	.03%	.03% H	.03%	.04%
Net investment income (loss)	1.34% I	1.16%	1.35%	1.41%	.93%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$41,038,862	$39,459,367	$38,340,172	$32,177,538	$38,732,245	$35,601,726
Portfolio turnover rate J,K	21 % I	15%	9%	18%	18%	26%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® International Index Fund
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.1%
	Shares	Value ($)
AUSTRALIA - 6.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Telstra Group Ltd	13,605,287	43,527,148
Interactive Media & Services - 0.1%
CAR Group Ltd	1,290,873	34,050,605
REA Group Ltd	179,825	29,449,689
		63,500,294
TOTAL COMMUNICATION SERVICES		107,027,442

Consumer Discretionary - 0.5%
Broadline Retail - 0.3%
Wesfarmers Ltd	3,871,909	231,921,760
Hotels, Restaurants & Leisure - 0.2%
Aristocrat Leisure Ltd	1,915,413	90,822,361
Lottery Corp/The	7,574,409	29,099,516
		119,921,877
TOTAL CONSUMER DISCRETIONARY		351,843,637

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	4,578,334	71,472,443
Woolworths Group Ltd	4,169,566	78,487,354
		149,959,797
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Santos Ltd	11,084,972	58,033,621
Woodside Energy Group Ltd	6,479,086	111,683,252
		169,716,873
Financials - 2.8%
Banks - 2.2%
ANZ Group Holdings Ltd	10,180,079	223,698,565
Commonwealth Bank of Australia	5,709,463	634,595,778
National Australia Bank Ltd	10,450,925	291,670,759
Westpac Banking Corp	11,675,686	294,099,708
		1,444,064,810
Capital Markets - 0.3%
ASX Ltd	661,431	27,018,657
Macquarie Group Ltd	1,235,519	181,210,210
		208,228,867
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd (b)	813,506	23,254,556
Insurance - 0.3%
Insurance Australia Group Ltd	8,075,361	45,940,106
Medibank Pvt Ltd	9,374,579	31,231,277
QBE Insurance Group Ltd	5,152,846	72,803,253
Suncorp Group Ltd	3,696,462	51,370,443
		201,345,079
TOTAL FINANCIALS		1,876,893,312

Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd	223,281	43,967,495
Health Care Providers & Services - 0.1%
Sigma Healthcare Ltd	15,701,086	31,991,358
Sonic Healthcare Ltd	1,603,287	25,183,609
		57,174,967
Health Care Technology - 0.0%
Pro Medicus Ltd	196,118	38,092,912
TOTAL HEALTH CARE		139,235,374

Industrials - 0.4%
Commercial Services & Supplies - 0.1%
Brambles Ltd	4,664,392	79,048,152
Passenger Airlines - 0.0%
Qantas Airways Ltd	2,518,293	19,295,745
Professional Services - 0.1%
Computershare Ltd	1,777,063	44,223,782
Trading Companies & Distributors - 0.0%
SGH Ltd	692,239	22,795,104
Transportation Infrastructure - 0.2%
Transurban Group unit	10,609,046	101,190,139
TOTAL INDUSTRIALS		266,552,922

Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	685,551	45,419,070
Materials - 1.8%
Metals & Mining - 1.8%
BHP Group Ltd	17,319,199	482,737,989
BlueScope Steel Ltd	1,492,593	22,361,592
Evolution Mining Ltd	6,835,006	39,211,608
Fortescue Ltd	5,779,739	72,900,868
Glencore PLC	34,593,235	136,621,663
Northern Star Resources Ltd	4,621,937	57,680,716
Rio Tinto Ltd	1,266,773	95,688,411
Rio Tinto PLC	3,850,897	240,726,776
South32 Ltd	15,359,330	27,120,042
		1,175,049,665
Real Estate - 0.4%
Diversified REITs - 0.1%
Stockland unit	8,451,941	34,231,701
Industrial REITs - 0.2%
Goodman Group unit	6,931,161	155,108,154
Retail REITs - 0.1%
Scentre Group unit	17,779,802	47,388,199
Vicinity Ltd unit	13,195,201	22,341,433
		69,729,632
TOTAL REAL ESTATE		259,069,487

Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	5,880,744	49,612,606
Gas Utilities - 0.0%
Apa Group unit	4,438,823	25,563,661
TOTAL UTILITIES		75,176,267

TOTAL AUSTRALIA		4,615,943,846
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	501,108	27,588,749
Financials - 0.2%
Banks - 0.2%
Erste Group Bank AG	1,050,408	99,983,629
Materials - 0.0%
Paper & Forest Products - 0.0%
Mondi PLC	1,502,276	21,147,410
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	232,016	16,543,994
TOTAL AUSTRIA		165,263,782
BELGIUM - 0.8%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	73,113	15,832,510
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	3,372,545	211,579,753
Food Products - 0.0%
Lotus Bakeries NV	1,390	13,610,967
TOTAL CONSUMER STAPLES		225,190,720

Financials - 0.3%
Banks - 0.1%
KBC Group NV	783,562	92,356,436
Financial Services - 0.1%
Groupe Bruxelles Lambert NV	273,421	24,022,630
Sofina SA	52,407	15,855,011
		39,877,641
Insurance - 0.1%
Ageas SA/NV	507,842	35,766,286
TOTAL FINANCIALS		168,000,363

Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	431,372	100,856,722
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	248,587	21,951,239
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	149,005	17,048,589
TOTAL BELGIUM		548,880,143
BRAZIL - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Yara International ASA	563,322	20,493,810
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC	1,346,228	39,029,600
CHINA - 0.6%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Prosus NV Class N	4,463,859	276,132,081
Consumer Staples - 0.0%
Food Products - 0.0%
Wilmar International Ltd	6,540,508	15,031,664
Financials - 0.1%
Banks - 0.1%
BOC Hong Kong Holdings Ltd	12,632,032	57,071,409
Industrials - 0.1%
Machinery - 0.1%
Yangzijiang Shipbuildling (Holdings) Ltd	8,792,500	19,922,167
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	4,609,319	16,248,359
TOTAL INDUSTRIALS		36,170,526

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Wharf Holdings Ltd/The	3,642,000	10,427,739
TOTAL CHINA		394,833,419
DENMARK - 1.9%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	269,622	37,227,417
Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg AS Series B	320,947	39,257,182
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S	2,278,720	93,674,402
Insurance - 0.0%
Tryg A/S	1,147,211	30,169,418
TOTAL FINANCIALS		123,843,820

Health Care - 1.1%
Biotechnology - 0.1%
Genmab A/S (c)	208,089	51,936,775
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	430,523	41,414,819
Demant A/S (c)	289,842	11,083,650
		52,498,469
Pharmaceuticals - 0.9%
Novo Nordisk A/S Series B	10,987,968	620,923,667
TOTAL HEALTH CARE		725,358,911

Industrials - 0.4%
Air Freight & Logistics - 0.2%
DSV A/S	697,257	154,587,161
Building Products - 0.0%
ROCKWOOL A/S Series B	329,380	12,440,732
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	3,445,876	68,598,640
Marine Transportation - 0.1%
AP Moller - Maersk A/S Series A	9,943	20,413,638
AP Moller - Maersk A/S Series B	13,509	27,835,703
		48,249,341
TOTAL INDUSTRIALS		283,875,874

Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	1,202,541	76,441,555
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)(e)	571,916	17,341,327
TOTAL DENMARK		1,303,346,086
FINLAND - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	483,979	25,773,744
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	930,503	20,628,884
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	1,439,198	26,417,531
Financials - 0.5%
Banks - 0.3%
Nordea Bank Abp	10,655,858	162,611,282
Insurance - 0.2%
Sampo Oyj A Shares	8,263,644	94,800,850
TOTAL FINANCIALS		257,412,132

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	371,445	29,636,549
Industrials - 0.3%
Machinery - 0.3%
Kone Oyj B Shares	1,160,170	72,913,237
Metso Oyj	2,265,710	29,276,475
Wartsila OYJ Abp	1,716,958	50,297,076
		152,486,788
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	17,685,235	76,133,931
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	1,981,503	23,130,604
UPM-Kymmene Oyj	1,804,839	51,398,721
		74,529,325
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	1,526,978	26,421,027
TOTAL FINLAND		689,439,911
FRANCE - 8.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Orange SA	6,353,501	103,556,821
Entertainment - 0.0%
Bollore SE	2,415,066	14,093,024
Media - 0.1%
Publicis Groupe SA	781,167	72,131,692
TOTAL COMMUNICATION SERVICES		189,781,537

Consumer Discretionary - 1.5%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	2,287,860	82,851,598
Automobiles - 0.0%
Renault SA	654,364	25,722,159
Hotels, Restaurants & Leisure - 0.1%
Accor SA	669,022	33,084,257
FDJ UNITED	378,786	12,195,261
Sodexo SA	216,631	13,001,298
Sodexo SA	84,696	5,083,104
		63,363,920
Textiles, Apparel & Luxury Goods - 1.3%
Hermes International SCA	108,058	264,338,061
Kering SA	254,048	68,075,762
LVMH Moet Hennessy Louis Vuitton SE	853,202	503,759,622
		836,173,445
TOTAL CONSUMER DISCRETIONARY		1,008,111,122

Consumer Staples - 1.0%
Beverages - 0.1%
Pernod Ricard SA	688,901	78,337,881
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	2,011,456	29,121,559
Food Products - 0.3%
Danone SA	2,208,570	184,343,506
Personal Care Products - 0.6%
L'Oreal SA	482,299	225,178,669
L'Oreal SA	201,944	94,284,834
L'Oreal SA	136,100	63,543,189
		383,006,692
TOTAL CONSUMER STAPLES		674,809,638

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
TotalEnergies SE	7,004,825	439,770,264
Financials - 1.3%
Banks - 0.9%
BNP Paribas SA	3,472,147	312,023,805
Credit Agricole SA	3,612,964	66,088,420
Societe Generale SA Series A	2,457,134	151,626,895
		529,739,120
Capital Markets - 0.0%
Amundi SA (d)(e)	210,029	15,516,771
Financial Services - 0.0%
Edenred SE	819,219	23,672,586
Insurance - 0.4%
AXA SA	6,046,812	281,646,355
TOTAL FINANCIALS		850,574,832

Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
BioMerieux	141,376	19,632,479
EssilorLuxottica SA	1,027,060	312,645,261
		332,277,740
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	99,324	20,323,231
Pharmaceuticals - 0.0%
Ipsen SA	128,828	17,483,042
TOTAL HEALTH CARE		370,084,013

Industrials - 2.5%
Aerospace & Defense - 1.5%
Airbus SE	2,027,290	423,843,677
Dassault Aviation SA	66,713	21,072,836
Safran SA	1,228,494	408,263,603
Thales SA	316,197	83,172,291
		936,352,407
Building Products - 0.2%
Cie de Saint-Gobain SA	1,532,555	165,453,453
Construction & Engineering - 0.4%
Bouygues SA	653,371	28,006,836
Eiffage SA	234,066	29,437,135
Vinci SA	1,687,113	228,825,721
		286,269,692
Electrical Equipment - 0.2%
Legrand SA	894,841	136,271,850
Machinery - 0.0%
Alstom SA (c)	1,182,596	28,431,918
Professional Services - 0.1%
Bureau Veritas SA	1,082,395	32,619,732
Teleperformance SE (b)	183,371	14,141,536
		46,761,268
Trading Companies & Distributors - 0.0%
Rexel SA	766,244	24,813,150
Transportation Infrastructure - 0.1%
Aeroports de Paris SA (b)	117,869	15,485,602
Getlink SE Series A	1,030,460	19,469,393
		34,954,995
TOTAL INDUSTRIALS		1,659,308,733

Information Technology - 0.2%
IT Services - 0.1%
Capgemini SE	555,746	79,043,433
Software - 0.1%
Dassault Systemes SE	2,294,620	71,363,187
TOTAL INFORMATION TECHNOLOGY		150,406,620

Materials - 0.5%
Chemicals - 0.5%
Air Liquide SA	1,196,023	246,425,595
Air Liquide SA	339,570	69,964,156
Arkema SA	194,248	13,771,394
		330,161,145
Real Estate - 0.0%
Diversified REITs - 0.0%
Covivio SA/France	189,600	12,410,439
Office REITs - 0.0%
Gecina SA	156,898	15,391,084
Retail REITs - 0.0%
Klepierre SA	734,029	28,630,409
Unibail-Rodamco-Westfield unit	415,456	43,160,528
		71,790,937
TOTAL REAL ESTATE		99,592,460

Utilities - 0.3%
Multi-Utilities - 0.3%
Engie SA	4,742,291	98,133,896
Engie SA	1,490,100	30,835,164
Veolia Environnement SA	2,149,579	70,991,515
		199,960,575
TOTAL FRANCE		5,972,560,939
GERMANY - 9.5%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Deutsche Telekom AG	11,908,941	435,807,914
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	212,207	19,873,291
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	256,057	33,161,412
TOTAL COMMUNICATION SERVICES		488,842,617

Consumer Discretionary - 0.6%
Automobile Components - 0.0%
Continental AG	374,314	32,843,246
Automobiles - 0.4%
Bayerische Motoren Werke AG	957,875	100,250,483
Mercedes-Benz Group AG	2,464,479	154,238,954
		254,489,437
Specialty Retail - 0.0%
Zalando SE (c)(d)(e)	764,153	21,276,786
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	583,557	113,567,700
TOTAL CONSUMER DISCRETIONARY		422,177,169

Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	354,108	27,214,878
Personal Care Products - 0.0%
Beiersdorf AG	332,428	38,284,357
TOTAL CONSUMER STAPLES		65,499,235

Financials - 2.2%
Banks - 0.1%
Commerzbank AG	2,627,113	100,256,249
Capital Markets - 0.6%
Deutsche Bank AG	6,314,531	221,842,716
Deutsche Boerse AG	642,498	189,108,992
		410,951,708
Insurance - 1.5%
Allianz SE	1,317,480	557,007,716
Hannover Rueck SE	205,825	59,909,713
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	445,747	284,342,919
Talanx AG	219,565	30,259,179
		931,519,527
TOTAL FINANCIALS		1,442,727,484

Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (d)(e)	1,154,805	63,916,112
Health Care Providers & Services - 0.2%
Fresenius Medical Care AG	751,023	38,714,297
Fresenius SE & Co KGaA	1,441,454	78,263,830
		116,978,127
Pharmaceuticals - 0.2%
Bayer AG	3,352,128	110,286,943
Merck KGaA	441,139	56,010,274
		166,297,217
TOTAL HEALTH CARE		347,191,456

Industrials - 2.6%
Aerospace & Defense - 0.6%
Hensoldt AG	216,787	22,483,334
MTU Aero Engines AG	183,664	81,864,904
Rheinmetall AG	156,581	303,728,100
		408,076,338
Air Freight & Logistics - 0.2%
Deutsche Post AG	3,275,483	149,288,975
Electrical Equipment - 0.4%
Siemens Energy AG (c)	2,317,987	246,585,989
Industrial Conglomerates - 1.2%
Siemens AG	2,592,939	718,776,838
Machinery - 0.2%
Daimler Truck Holding AG	1,621,321	76,193,792
Gea Group Ag	500,331	36,407,976
Knorr-Bremse AG	246,861	25,761,199
Rational AG	17,460	13,011,651
		151,374,618
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	2,037,630	18,965,699
Trading Companies & Distributors - 0.0%
Brenntag SE	417,897	25,852,910
TOTAL INDUSTRIALS		1,718,921,367

Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 0.3%
Infineon Technologies AG	4,455,616	182,385,632
Software - 1.5%
Nemetschek SE	197,265	27,232,078
SAP SE	3,562,712	969,757,353
		996,989,431
TOTAL INFORMATION TECHNOLOGY		1,179,375,063

Materials - 0.6%
Chemicals - 0.4%
BASF SE	3,045,777	161,794,717
Covestro AG	611,584	42,500,232
Evonik Industries AG	872,709	16,835,998
Symrise AG	452,075	43,775,135
		264,906,082
Construction Materials - 0.2%
Heidelberg Materials AG	456,584	108,004,244
TOTAL MATERIALS		372,910,326

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
LEG Immobilien SE	258,166	21,610,132
Vonovia SE	2,566,312	82,954,334
		104,564,466
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	2,157,950	86,441,814
Multi-Utilities - 0.2%
E.ON SE	7,661,608	136,616,854
TOTAL UTILITIES		223,058,668

TOTAL GERMANY		6,365,267,851
HONG KONG - 1.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	12,897,718	19,523,196
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	28,490,765	30,480,788
Financials - 1.2%
Banks - 0.1%
Hang Seng Bank Ltd	2,563,486	36,632,973
Capital Markets - 0.4%
Futu Holdings Ltd Class A ADR	210,252	39,022,771
Hong Kong Exchanges & Clearing Ltd	4,109,859	240,789,172
		279,811,943
Insurance - 0.7%
AIA Group Ltd	36,269,946	344,722,482
Prudential PLC	8,808,146	117,481,212
		462,203,694
TOTAL FINANCIALS		778,648,610

Industrials - 0.2%
Ground Transportation - 0.0%
MTR Corp Ltd	5,302,915	17,931,478
Industrial Conglomerates - 0.1%
Jardine Matheson Holdings Ltd (Singapore)	553,993	33,543,463
Swire Pacific Ltd A Shares	1,201,205	10,285,477
		43,828,940
Machinery - 0.1%
Techtronic Industries Co Ltd	5,000,389	64,401,136
TOTAL INDUSTRIALS		126,161,554

Real Estate - 0.3%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	6,552,612	30,865,488
Henderson Land Development Co Ltd	4,942,333	17,054,552
Hongkong Land Holdings Ltd (Singapore)	3,730,262	23,128,832
Sino Land Co Ltd	12,562,490	14,922,540
Sun Hung Kai Properties Ltd	4,948,663	58,148,615
Wharf Real Estate Investment Co Ltd	5,676,825	16,457,731
		160,577,758
Retail REITs - 0.1%
Link REIT	8,879,153	47,200,577
TOTAL REAL ESTATE		207,778,335

Utilities - 0.2%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	2,144,615	14,374,464
CLP Holdings Ltd	5,591,731	47,234,364
Power Assets Holdings Ltd	4,716,422	30,704,691
		92,313,519
Gas Utilities - 0.1%
Hong Kong & China Gas Co Ltd	38,096,354	34,257,641
TOTAL UTILITIES		126,571,160

TOTAL HONG KONG		1,289,163,643
IRELAND - 0.4%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	558,697	51,080,373
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	7,289,065	59,180,692
Bank of Ireland Group PLC	3,286,916	48,605,388
		107,786,080
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	528,256	40,726,641
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	602,061	74,354,535
TOTAL INDUSTRIALS		115,081,176

TOTAL IRELAND		273,947,629
ISRAEL - 0.9%
Financials - 0.5%
Banks - 0.5%
Bank Hapoalim BM	4,266,652	83,474,361
Bank Leumi Le-Israel BM	5,097,663	98,052,541
Israel Discount Bank Ltd Class A	4,184,837	41,488,527
Mizrahi Tefahot Bank Ltd	532,779	34,877,973
		257,893,402
Insurance - 0.0%
Phoenix Financial Ltd	771,322	27,407,733
TOTAL FINANCIALS		285,301,135

Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (c)	3,913,759	71,934,890
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	94,878	45,962,261
Information Technology - 0.2%
IT Services - 0.0%
Wix.com Ltd (c)	190,201	26,833,557
Semiconductors & Semiconductor Equipment - 0.0%
Nova Ltd (Israel) (c)	100,016	27,028,922
Software - 0.2%
Check Point Software Technologies Ltd (c)	295,892	57,148,581
Nice Ltd (c)	215,262	30,596,007
		87,744,588
TOTAL INFORMATION TECHNOLOGY		141,607,067

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	2,635,755	17,136,316
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	144,388	13,843,114
TOTAL ISRAEL		575,784,783
ITALY - 3.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (d)(e)	953,752	11,559,631
Telecom Italia SpA/Milano (c)	39,256,225	18,811,231
Telecom Italia SpA/Milano rights 9/12/2025 (c)	36,548,094	428
		30,371,290
Consumer Discretionary - 0.4%
Automobiles - 0.3%
Ferrari NV (Italy)	430,078	204,630,395
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	795,182	46,207,177
TOTAL CONSUMER DISCRETIONARY		250,837,572

Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	744,506	37,594,408
Davide Campari-Milano NV (b)	2,096,089	15,762,835
		53,357,243
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	6,979,258	124,764,368
Financials - 1.6%
Banks - 1.3%
Banco BPM SpA	3,877,074	53,182,125
BPER Banca SPA	4,990,687	51,835,133
FinecoBank Banca Fineco SpA	2,087,886	45,799,084
Intesa Sanpaolo SpA	48,592,366	305,915,773
Mediobanca Banca di Credito Finanziario SpA	1,848,465	44,764,148
UniCredit SpA	4,782,793	369,923,780
		871,420,043
Financial Services - 0.0%
Banca Mediolanum SpA	759,094	15,345,747
Nexi SpA (d)(e)	1,893,864	12,013,154
		27,358,901
Insurance - 0.3%
Generali	2,907,900	113,489,126
Poste Italiane Spa (d)(e)	1,556,165	36,429,354
Unipol Assicurazioni SpA	1,219,330	25,462,921
		175,381,401
TOTAL FINANCIALS		1,074,160,345

Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	392,894	24,246,363
Industrials - 0.4%
Aerospace & Defense - 0.1%
Leonardo SpA	1,380,854	78,444,147
Electrical Equipment - 0.1%
Prysmian SpA	960,805	83,988,700
Passenger Airlines - 0.2%
Ryanair Holdings PLC	2,896,420	85,843,618
TOTAL INDUSTRIALS		248,276,465

Utilities - 0.5%
Electric Utilities - 0.5%
Enel SpA	27,750,648	256,087,154
Terna - Rete Elettrica Nazionale	4,791,990	48,190,458
		304,277,612
Gas Utilities - 0.0%
Snam SpA	6,883,419	41,907,353
TOTAL UTILITIES		346,184,965

TOTAL ITALY		2,152,198,611
JAPAN - 21.6%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.2%
NTT Inc	101,984,325	107,866,303
Entertainment - 0.7%
Capcom Co Ltd	1,178,820	31,810,410
Konami Group Corp	342,840	51,713,440
Nexon Co Ltd	1,120,251	25,350,381
Nintendo Co Ltd	3,766,330	335,915,176
Toho Co Ltd/Tokyo	360,463	22,881,382
		467,670,789
Interactive Media & Services - 0.0%
LY Corp	9,480,931	30,016,436
Wireless Telecommunication Services - 1.0%
KDDI Corp	10,716,784	185,221,569
SoftBank Corp	97,859,780	151,377,457
SoftBank Group Corp	3,259,962	350,068,083
		686,667,109
TOTAL COMMUNICATION SERVICES		1,292,220,637

Consumer Discretionary - 3.8%
Automobile Components - 0.4%
Aisin Corp	1,684,201	27,716,025
Bridgestone Corp	1,948,477	88,023,301
Denso Corp	5,961,292	85,422,650
Sumitomo Electric Industries Ltd	2,438,217	68,291,923
		269,453,899
Automobiles - 1.4%
Honda Motor Co Ltd	13,512,855	149,789,621
Isuzu Motors Ltd	1,821,545	23,859,733
Nissan Motor Co Ltd (b)(c)	7,588,471	17,019,223
Subaru Corp	2,001,844	39,268,882
Suzuki Motor Corp	5,363,372	70,972,210
Toyota Motor Corp	32,333,225	626,050,015
Yamaha Motor Co Ltd (b)	3,132,291	22,700,258
		949,659,942
Broadline Retail - 0.2%
Pan Pacific International Holdings Corp	1,301,068	46,928,713
Rakuten Group Inc (c)	5,173,675	31,846,338
Ryohin Keikaku Co Ltd	1,724,800	37,096,101
		115,871,152
Hotels, Restaurants & Leisure - 0.2%
Oriental Land Co Ltd/Japan	3,686,480	87,769,055
Zensho Holdings Co Ltd	328,200	20,704,666
		108,473,721
Household Durables - 1.0%
Panasonic Holdings Corp	7,956,505	80,538,024
Sekisui House Ltd	2,037,702	45,856,990
Sony Group Corp	20,981,505	573,448,485
		699,843,499
Leisure Products - 0.1%
Bandai Namco Holdings Inc	1,996,195	68,633,401
Shimano Inc	254,485	28,220,569
		96,853,970
Specialty Retail - 0.4%
Fast Retailing Co Ltd	651,523	203,652,517
Nitori Holdings Co Ltd (b)	272,804	25,175,491
Sanrio Co Ltd	608,400	31,479,369
ZOZO Inc	1,524,950	14,170,179
		274,477,556
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	2,380,911	64,002,681
TOTAL CONSUMER DISCRETIONARY		2,578,636,420

Consumer Staples - 1.1%
Beverages - 0.2%
Asahi Group Holdings Ltd	4,933,884	62,002,805
Kirin Holdings Co Ltd	2,647,122	38,427,146
Suntory Beverage & Food Ltd	473,771	14,666,331
		115,096,282
Consumer Staples Distribution & Retail - 0.4%
Aeon Co Ltd	7,598,601	92,179,031
Kobe Bussan Co Ltd	512,328	14,409,668
MatsukiyoCocokara & Co	1,120,900	23,153,458
Seven & i Holdings Co Ltd	7,109,987	92,025,133
		221,767,290
Food Products - 0.2%
Ajinomoto Co Inc	3,088,722	83,763,644
Kikkoman Corp	2,310,805	19,832,767
MEIJI Holdings Co Ltd	817,666	17,007,087
Nissin Foods Holdings Co Ltd (b)	662,735	12,480,100
Yakult Honsha Co Ltd	852,140	13,920,642
		147,004,240
Household Products - 0.0%
Unicharm Corp	3,803,166	25,379,555
Personal Care Products - 0.1%
Kao Corp	1,590,143	72,249,801
Shiseido Co Ltd	1,361,275	22,092,456
		94,342,257
Tobacco - 0.2%
Japan Tobacco Inc	4,095,376	130,213,178
TOTAL CONSUMER STAPLES		733,802,802

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ENEOS Holdings Inc	9,240,831	54,718,616
Idemitsu Kosan Co Ltd	2,643,610	17,538,399
Inpex Corp	3,009,265	51,133,945
		123,390,960
Financials - 3.7%
Banks - 2.2%
Chiba Bank Ltd/The	1,918,680	19,628,070
Concordia Financial Group Ltd	3,505,340	26,449,067
Japan Post Bank Co Ltd	6,100,781	76,687,674
Mitsubishi UFJ Financial Group Inc	39,113,068	595,264,039
Mizuho Financial Group Inc	8,576,364	282,144,372
Resona Holdings Inc	7,085,326	71,061,876
Sumitomo Mitsui Financial Group Inc	12,590,292	342,904,103
Sumitomo Mitsui Trust Group Inc	2,191,444	62,366,309
		1,476,505,510
Capital Markets - 0.3%
Daiwa Securities Group Inc	4,543,195	35,220,508
Japan Exchange Group Inc	3,379,012	35,317,873
Nomura Holdings Inc	10,256,388	72,976,969
SBI Holdings Inc	957,622	44,994,641
		188,509,991
Financial Services - 0.2%
Mitsubishi HC Capital Inc	3,007,682	24,672,716
ORIX Corp	3,969,212	102,516,818
		127,189,534
Insurance - 1.0%
Dai-ichi Life Holdings Inc	11,996,692	98,439,726
Japan Post Holdings Co Ltd	6,087,250	62,116,790
Japan Post Insurance Co Ltd	634,916	17,776,980
Ms&Ad Insurance Group Holdings Inc	4,390,544	102,132,241
Sompo Holdings Inc	3,028,333	96,783,913
T&D Holdings Inc	1,671,005	43,262,038
Tokio Marine Holdings Inc	6,268,679	268,850,793
		689,362,481
TOTAL FINANCIALS		2,481,567,516

Health Care - 1.4%
Health Care Equipment & Supplies - 0.4%
Hoya Corp	1,170,818	151,183,852
Olympus Corp	3,888,465	45,071,363
Sysmex Corp	1,712,142	21,500,951
Terumo Corp	4,547,238	81,535,832
		299,291,998
Health Care Technology - 0.0%
M3 Inc	1,501,411	22,018,956
Pharmaceuticals - 1.0%
Astellas Pharma Inc	6,176,243	67,800,800
Chugai Pharmaceutical Co Ltd	2,291,622	101,269,861
Daiichi Sankyo Co Ltd	5,817,217	139,099,380
Eisai Co Ltd	896,443	27,406,674
Kyowa Kirin Co Ltd	808,130	13,956,709
Otsuka Holdings Co Ltd	1,482,244	77,777,045
Shionogi & Co Ltd	2,580,391	44,634,889
Takeda Pharmaceutical Co Ltd	5,428,033	163,398,779
		635,344,137
TOTAL HEALTH CARE		956,655,091

Industrials - 5.4%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd	985,017	10,605,387
Building Products - 0.2%
Agc Inc	666,730	20,906,810
Daikin Industries Ltd	900,195	112,465,344
		133,372,154
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	1,339,718	22,439,784
Secom Co Ltd	1,433,312	52,918,582
TOPPAN Holdings Inc	805,345	20,762,861
		96,121,227
Construction & Engineering - 0.2%
Kajima Corp	1,443,396	42,921,425
Obayashi Corp	2,216,519	35,954,484
Taisei Corp	531,444	35,978,677
		114,854,586
Electrical Equipment - 0.5%
Fuji Electric Co Ltd	457,051	28,781,190
Fujikura Ltd	858,100	72,800,267
Mitsubishi Electric Corp	6,489,169	154,916,106
NIDEC CORP	2,849,012	61,488,141
		317,985,704
Ground Transportation - 0.4%
Central Japan Railway Co	2,635,735	70,105,656
East Japan Railway Co	3,290,417	80,731,914
Hankyu Hanshin Holdings Inc	821,052	24,308,808
Tokyo Metro Co Ltd (b)	989,700	11,489,107
Tokyu Corp	1,703,468	21,500,912
West Japan Railway Co	1,447,634	32,355,278
		240,491,675
Industrial Conglomerates - 0.7%
Hikari Tsushin Inc	60,145	16,015,809
Hitachi Ltd	15,631,565	421,167,977
Sekisui Chemical Co Ltd	1,279,598	24,284,604
		461,468,390
Machinery - 1.2%
Daifuku Co Ltd	1,098,620	34,578,293
FANUC Corp	3,184,830	88,536,646
IHI Corp	501,400	52,106,548
Kawasaki Heavy Industries Ltd	515,800	31,200,344
Komatsu Ltd	3,244,947	109,855,578
Kubota Corp	3,330,377	38,506,005
Makita Corp	764,914	25,824,574
MINEBEA MITSUMI Inc	1,235,185	21,049,084
Mitsubishi Heavy Industries Ltd	10,934,590	275,903,916
SMC Corp	196,159	60,036,207
Toyota Industries Corp	555,763	61,218,698
		798,815,893
Marine Transportation - 0.2%
Kawasaki Kisen Kaisha Ltd (b)	1,198,100	18,309,578
Mitsui OSK Lines Ltd	1,173,525	37,657,522
Nippon Yusen KK	1,481,644	53,409,366
		109,376,466
Passenger Airlines - 0.0%
ANA Holdings Inc (b)	544,612	10,980,019
Japan Airlines Co Ltd	490,806	10,437,245
		21,417,264
Professional Services - 0.4%
Recruit Holdings Co Ltd	4,535,673	259,546,305
Trading Companies & Distributors - 1.5%
ITOCHU Corp	4,056,103	229,124,239
Marubeni Corp	4,817,385	109,331,606
Mitsubishi Corp	10,979,888	247,891,523
Mitsui & Co Ltd	8,428,522	194,036,243
MonotaRO Co Ltd	853,083	14,699,126
Sumitomo Corp	3,720,437	104,192,333
Toyota Tsusho Corp	2,356,574	62,721,147
		961,996,217
TOTAL INDUSTRIALS		3,526,051,268

Information Technology - 2.7%
Electronic Equipment, Instruments & Components - 0.8%
Keyence Corp	663,828	253,080,005
Kyocera Corp	4,381,344	58,270,527
Murata Manufacturing Co Ltd	5,695,051	91,938,406
Shimadzu Corp	806,954	19,759,815
TDK Corp	6,634,195	85,669,096
Yokogawa Electric Corp	776,859	22,676,905
		531,394,754
IT Services - 0.7%
Fujitsu Ltd	6,007,410	144,563,581
NEC Corp	4,422,400	134,665,215
Nomura Research Institute Ltd	1,289,688	50,625,754
NTT Data Group Corp	954,255	25,411,513
Obic Co Ltd	1,101,865	38,961,032
Otsuka Corp	778,162	15,981,460
SCSK Corp	531,852	16,941,701
TIS Inc	723,589	24,090,141
		451,240,397
Semiconductors & Semiconductor Equipment - 0.9%
Advantest Corp	2,613,968	199,888,821
Disco Corp	314,523	86,055,253
Lasertec Corp (b)	272,862	28,328,612
Renesas Electronics Corp	5,744,896	67,058,196
SCREEN Holdings Co Ltd	276,600	20,908,548
Tokyo Electron Ltd	1,528,680	208,185,114
		610,424,544
Software - 0.0%
Oracle Corp Japan	130,922	13,550,735
Trend Micro Inc/Japan	431,497	22,868,894
		36,419,629
Technology Hardware, Storage & Peripherals - 0.3%
Canon Inc	2,958,302	86,574,827
FUJIFILM Holdings Corp	3,819,575	90,488,672
		177,063,499
TOTAL INFORMATION TECHNOLOGY		1,806,542,823

Materials - 0.7%
Chemicals - 0.5%
Asahi Kasei Corp	4,186,227	34,162,043
Mitsubishi Chemical Group Corp	4,376,453	24,868,375
Nippon Paint Holdings Co Ltd	3,224,682	23,333,764
Nippon Sanso Holdings Corp	589,144	21,355,173
Nitto Denko Corp	2,412,920	54,311,518
Shin-Etsu Chemical Co Ltd	5,757,495	175,358,398
Toray Industries Inc	4,718,335	31,520,488
		364,909,759
Metals & Mining - 0.2%
JFE Holdings Inc	1,959,567	24,360,928
Nippon Steel Corp	3,302,321	69,556,726
Sumitomo Metal Mining Co Ltd	841,557	22,772,437
		116,690,091
TOTAL MATERIALS		481,599,850

Real Estate - 0.5%
Office REITs - 0.0%
Nippon Building Fund Inc	26,597	25,734,778
Real Estate Management & Development - 0.5%
Daito Trust Construction Co Ltd	199,593	21,239,059
Daiwa House Industry Co Ltd	1,914,032	67,627,953
Hulic Co Ltd	1,570,734	16,848,551
Mitsubishi Estate Co Ltd	3,628,616	77,298,727
Mitsui Fudosan Co Ltd	9,019,929	95,360,801
Sumitomo Realty & Development Co Ltd	1,056,354	43,394,742
		321,769,833
TOTAL REAL ESTATE		347,504,611

Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	2,330,357	32,088,443
Kansai Electric Power Co Inc/The	3,227,083	44,774,679
		76,863,122
Gas Utilities - 0.1%
Osaka Gas Co Ltd	1,223,241	34,812,342
Tokyo Gas Co Ltd	1,076,843	41,140,746
		75,953,088
TOTAL UTILITIES		152,816,210

TOTAL JAPAN		14,480,788,188
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (c)(d)(e)	656,138	17,409,527
LUXEMBOURG - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (d)(e)	723,577	14,602,344
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	404,139	30,647,040
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	1,600,894	53,302,333
TOTAL LUXEMBOURG		98,551,717
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	7,470,889	39,292,726
Sands China Ltd	8,255,006	21,538,942

TOTAL MACAU		60,831,668
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Fresnillo PLC	754,522	18,234,237
NETHERLANDS - 3.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	13,277,062	63,360,256
Entertainment - 0.2%
Universal Music Group NV	3,754,855	106,147,154
TOTAL COMMUNICATION SERVICES		169,507,410

Consumer Staples - 0.4%
Beverages - 0.2%
Heineken Holding NV Class A	440,933	31,234,567
Heineken NV	983,080	79,737,593
		110,972,160
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	3,097,741	124,123,617
Food Products - 0.0%
JDE Peet's NV	580,196	21,204,815
TOTAL CONSUMER STAPLES		256,300,592

Financials - 1.0%
Banks - 0.5%
ABN AMRO Bank NV depository receipt (d)(e)	1,989,424	57,371,079
ABN AMRO Bank NV rights (c)(f)	1,557,602	984,009
ING Groep NV	10,308,675	246,119,454
		304,474,542
Capital Markets - 0.0%
Euronext NV (e)	266,829	44,046,234
Financial Services - 0.3%
Adyen NV (c)(d)(e)	86,012	144,428,856
EXOR NV	319,259	31,990,370
		176,419,226
Insurance - 0.2%
Aegon Ltd	4,513,393	35,467,708
ASR Nederland NV	504,782	35,007,475
NN Group NV	917,716	63,151,267
		133,626,450
TOTAL FINANCIALS		658,566,452

Health Care - 0.3%
Biotechnology - 0.2%
Argenx SE (c)	208,828	148,686,617
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	2,629,004	72,610,485
TOTAL HEALTH CARE		221,297,102

Industrials - 0.2%
Professional Services - 0.2%
Randstad NV	368,894	17,431,076
Wolters Kluwer NV	813,934	102,459,022
Wolters Kluwer NV rights (c)(f)	811,597	883,023
		120,773,121
Trading Companies & Distributors - 0.0%
IMCD NV	200,958	22,564,971
TOTAL INDUSTRIALS		143,338,092

Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
ASM International NV	159,928	76,841,875
ASML Holding NV	1,343,636	997,774,230
BE Semiconductor Industries NV	249,297	33,569,210
		1,108,185,315
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	583,452	40,272,248
TOTAL NETHERLANDS		2,597,467,211
NEW ZEALAND - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	3,177,114	21,275,390
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	2,000,677	43,166,317
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	5,763,000	25,667,727
Information Technology - 0.2%
Software - 0.2%
Xero Ltd (c)	562,111	59,939,579
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	2,862,555	15,250,469
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	4,464,587	15,031,214
TOTAL UTILITIES		30,281,683

TOTAL NEW ZEALAND		180,330,696
NORWAY - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telenor ASA	2,096,187	34,949,831
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	1,583,823	32,552,025
Orkla ASA	2,385,925	26,654,932
Salmar ASA	227,782	11,658,584
		70,865,541
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	1,075,265	27,159,342
Equinor ASA	2,619,024	64,634,469
		91,793,811
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA	3,026,975	79,708,349
Insurance - 0.0%
Gjensidige Forsikring ASA	680,444	18,899,436
TOTAL FINANCIALS		98,607,785

Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	1,501,373	44,814,987
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	4,735,150	30,692,234
TOTAL NORWAY		371,724,189
POLAND - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (c)	853,195	12,387,077
PORTUGAL - 0.2%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	963,323	23,824,602
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	1,419,336	27,563,988
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	28,382,388	24,040,098
Utilities - 0.2%
Electric Utilities - 0.2%
EDP SA	10,731,348	47,544,286
TOTAL PORTUGAL		122,972,974
SINGAPORE - 1.8%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	25,363,519	85,241,246
Entertainment - 0.4%
Sea Ltd Class A ADR (c)	1,305,167	243,465,853
TOTAL COMMUNICATION SERVICES		328,707,099

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	20,608,484	11,560,487
Financials - 0.9%
Banks - 0.8%
DBS Group Holdings Ltd	7,260,758	285,804,374
Oversea-Chinese Banking Corp Ltd	11,552,837	150,642,929
United Overseas Bank Ltd	4,303,184	117,849,834
		554,297,137
Capital Markets - 0.1%
Singapore Exchange Ltd	2,927,245	37,789,881
TOTAL FINANCIALS		592,087,018

Industrials - 0.2%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	5,328,029	31,886,110
Ground Transportation - 0.1%
Grab Holdings Ltd Class A (c)	8,097,908	40,408,561
Industrial Conglomerates - 0.1%
Keppel Ltd	4,975,985	33,911,419
Passenger Airlines - 0.0%
Singapore Airlines Ltd (b)	5,178,011	26,549,149
TOTAL INDUSTRIALS		132,755,239

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	2,332,095	63,433,392
Real Estate - 0.1%
Diversified REITs - 0.1%
CapitaLand Integrated Commercial Trust	19,989,453	35,518,625
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	13,387,838	28,378,140
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	7,950,979	17,089,576
TOTAL REAL ESTATE		80,986,341

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	3,036,700	14,358,017
TOTAL SINGAPORE		1,223,887,593
SOUTH AFRICA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American PLC	3,819,266	117,614,129
SPAIN - 3.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (d)(e)	1,688,055	60,015,860
Telefonica SA (b)	12,581,642	67,454,159
		127,470,019
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	1,537,344	128,775,375
Specialty Retail - 0.3%
Industria de Diseno Textil SA	3,722,062	184,090,865
TOTAL CONSUMER DISCRETIONARY		312,866,240

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	3,951,031	64,781,511
Financials - 1.6%
Banks - 1.6%
Banco Bilbao Vizcaya Argentaria SA	19,662,399	356,317,100
Banco de Sabadell SA	17,141,178	65,073,491
Banco Santander SA	50,783,117	484,981,008
Bankinter SA	2,300,876	34,306,925
CaixaBank SA	13,295,737	132,758,306
		1,073,436,830
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (b)	1,011,692	14,285,791
Industrials - 0.2%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	611,862	46,206,010
Transportation Infrastructure - 0.1%
Aena SME SA (d)(e)	2,559,290	74,179,818
TOTAL INDUSTRIALS		120,385,828

Utilities - 0.7%
Electric Utilities - 0.7%
Acciona SA (b)	84,077	16,642,797
Endesa SA	1,081,647	32,951,506
Iberdrola SA	21,655,953	408,234,515
Redeia Corp SA	1,381,057	26,836,754
		484,665,572
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	1,073,101	12,604,425
TOTAL UTILITIES		497,269,997

TOTAL SPAIN		2,210,496,216
SWEDEN - 3.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telia Co AB	8,027,510	29,968,402
Wireless Telecommunication Services - 0.1%
Tele2 AB B Shares	1,868,939	32,898,224
TOTAL COMMUNICATION SERVICES		62,866,626

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (e)	488,499	42,323,333
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares (b)	1,928,402	28,339,298
TOTAL CONSUMER DISCRETIONARY		70,662,631

Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	2,057,051	55,553,092
Financials - 0.8%
Banks - 0.4%
Skandinaviska Enskilda Banken AB A Shares	5,167,080	95,512,774
Svenska Handelsbanken AB A Shares	4,977,633	64,051,640
Swedbank AB A1 Shares	2,897,286	81,489,517
		241,053,931
Capital Markets - 0.1%
EQT AB	1,264,503	45,425,645
Financial Services - 0.3%
Industrivarden AB A Shares	405,115	16,111,288
Industrivarden AB C Shares	533,432	21,214,412
Investor AB B Shares	5,907,276	181,846,359
L E Lundbergforetagen AB B Shares	259,476	13,126,643
		232,298,702
TOTAL FINANCIALS		518,778,278

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (c)	664,791	20,173,065
Industrials - 1.5%
Aerospace & Defense - 0.1%
Saab AB B Shares	1,092,967	61,764,215
Building Products - 0.2%
Assa Abloy AB B Shares	3,420,915	120,877,118
Nibe Industrier AB B Shares (b)	5,149,926	21,123,158
		142,000,276
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	1,672,548	25,579,938
Construction & Engineering - 0.0%
Skanska AB B Shares	1,163,106	28,854,909
Industrial Conglomerates - 0.1%
Investment AB Latour B Shares	504,271	12,792,590
Lifco AB B Shares	793,341	28,164,465
		40,957,055
Machinery - 1.0%
Alfa Laval AB	988,719	44,972,638
Atlas Copco AB A Shares	9,168,555	146,375,780
Atlas Copco AB B Shares	5,323,937	75,630,338
Epiroc AB A Shares	2,251,388	47,004,519
Epiroc AB B Shares	1,329,392	24,721,115
Indutrade AB	931,053	23,157,047
Sandvik AB	3,640,166	91,960,874
SKF AB B Shares	1,160,486	29,758,566
Trelleborg AB B Shares	693,881	26,832,949
Volvo AB B Shares	5,420,982	166,792,853
		677,206,679
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	884,386	30,985,514
Beijer Ref AB B Shares	1,308,510	22,245,154
		53,230,668
TOTAL INDUSTRIALS		1,029,593,740

Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	9,549,645	75,602,697
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	7,085,402	78,957,785
TOTAL INFORMATION TECHNOLOGY		154,560,482

Materials - 0.1%
Metals & Mining - 0.0%
Boliden AB (c)	967,410	33,301,514
Paper & Forest Products - 0.1%
Holmen AB B Shares	258,889	10,077,099
Svenska Cellulosa AB SCA B Shares	2,065,578	28,088,107
		38,165,206
TOTAL MATERIALS		71,466,720

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Fastighets AB Balder B Shares (c)	2,443,826	17,377,515
Sagax AB B Shares	748,362	16,209,436
		33,586,951
TOTAL SWEDEN		2,017,241,585
SWITZERLAND - 4.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	88,394	63,852,693
Consumer Discretionary - 0.5%
Specialty Retail - 0.0%
Avolta AG	300,081	17,235,057
Textiles, Apparel & Luxury Goods - 0.5%
Cie Financiere Richemont SA Series A	1,834,150	321,128,047
Swatch Group AG/The	98,275	17,769,616
		338,897,663
TOTAL CONSUMER DISCRETIONARY		356,132,720

Consumer Staples - 0.2%
Food Products - 0.2%
Barry Callebaut AG (b)	12,132	16,429,477
Chocoladefabriken Lindt & Spruengli AG	365	54,648,504
Chocoladefabriken Lindt & Spruengli AG	3,205	48,827,032
		119,905,013
Financials - 1.8%
Banks - 0.0%
Banque Cantonale Vaudoise	103,012	11,972,900
Capital Markets - 1.0%
Julius Baer Group Ltd	703,116	50,769,059
Partners Group Holding AG	77,447	106,227,685
UBS Group AG	10,830,670	438,289,189
		595,285,933
Insurance - 0.8%
Baloise Holding AG	140,688	36,466,527
Helvetia Holding AG	126,629	32,569,203
Swiss Life Holding AG	97,324	105,090,216
Zurich Insurance Group AG	499,255	364,833,364
		538,959,310
TOTAL FINANCIALS		1,146,218,143

Health Care - 0.6%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	172,999	50,354,892
Straumann Holding AG	381,036	44,649,527
		95,004,419
Life Sciences Tools & Services - 0.3%
Lonza Group AG	239,624	169,801,672
Pharmaceuticals - 0.2%
Galderma Group AG	446,403	77,882,720
Sandoz Group AG	1,426,213	89,406,792
		167,289,512
TOTAL HEALTH CARE		432,095,603

Industrials - 1.0%
Building Products - 0.2%
Belimo Holding AG	33,580	36,931,075
Geberit AG	115,760	84,807,239
		121,738,314
Electrical Equipment - 0.5%
ABB Ltd	5,347,469	358,874,650
Machinery - 0.2%
Schindler Holding AG	139,080	51,658,534
Schindler Holding AG	79,931	28,569,976
VAT Group AG (d)(e)	91,853	30,007,341
		110,235,851
Marine Transportation - 0.0%
Kuehne + Nagel International AG	165,009	33,573,037
Professional Services - 0.1%
SGS SA	565,183	57,609,605
TOTAL INDUSTRIALS		682,031,457

Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	518,963	53,585,856
Materials - 0.5%
Chemicals - 0.5%
DSM-Firmenich AG	635,152	62,147,037
EMS-Chemie Holding AG	24,012	18,410,750
Givaudan SA	31,510	132,710,992
Sika AG	520,404	120,763,180
		334,031,959
Containers & Packaging - 0.0%
SIG Group AG (b)	1,040,363	16,473,660
TOTAL MATERIALS		350,505,619

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Swiss Prime Site AG	274,048	38,085,531
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	71,702	14,929,142
TOTAL SWITZERLAND		3,257,341,777
UNITED KINGDOM - 11.2%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
BT Group PLC	20,406,328	59,713,282
Interactive Media & Services - 0.0%
Auto Trader Group PLC (d)(e)	2,978,190	32,331,382
Media - 0.1%
Informa PLC	4,453,493	52,392,345
WPP PLC	3,672,413	19,473,419
		71,865,764
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	66,427,205	79,541,570
TOTAL COMMUNICATION SERVICES		243,451,998

Consumer Discretionary - 0.7%
Broadline Retail - 0.1%
Next PLC	398,269	64,353,810
Diversified Consumer Services - 0.0%
Pearson PLC	2,002,619	29,121,713
Hotels, Restaurants & Leisure - 0.6%
Compass Group PLC	5,791,430	196,837,577
Entain PLC	2,066,645	24,524,975
InterContinental Hotels Group PLC	501,408	60,866,313
Whitbread PLC	597,707	25,407,221
		307,636,086
Household Durables - 0.0%
Barratt Redrow PLC	4,677,434	22,740,305
Specialty Retail - 0.0%
JD Sports Fashion PLC	8,669,251	11,251,009
Kingfisher PLC	5,992,760	20,873,436
		32,124,445
TOTAL CONSUMER DISCRETIONARY		455,976,359

Consumer Staples - 2.6%
Beverages - 0.4%
Coca-Cola Europacific Partners PLC	786,283	69,869,107
Diageo PLC	7,592,990	210,582,872
		280,451,979
Consumer Staples Distribution & Retail - 0.3%
J Sainsbury PLC	5,886,694	23,821,628
Marks & Spencer Group PLC	7,019,970	32,786,597
Tesco PLC	22,398,549	128,031,157
		184,639,382
Food Products - 0.0%
Associated British Foods PLC	1,102,791	32,195,498
Household Products - 0.3%
Reckitt Benckiser Group PLC	2,317,221	173,252,583
Personal Care Products - 0.8%
Unilever PLC	8,364,737	527,690,372
Tobacco - 0.8%
British American Tobacco PLC	7,112,188	403,884,495
Imperial Brands PLC	2,634,016	111,241,599
		515,126,094
TOTAL CONSUMER STAPLES		1,713,355,908

Financials - 3.3%
Banks - 2.3%
Barclays PLC	48,247,954	235,095,470
HSBC Holdings PLC	59,507,225	761,774,719
Lloyds Banking Group PLC	204,358,721	219,222,477
NatWest Group PLC	27,631,944	190,719,560
Standard Chartered PLC	6,741,113	126,312,207
		1,533,124,433
Capital Markets - 0.6%
3i Group PLC	3,321,059	180,428,933
London Stock Exchange Group PLC	1,621,230	200,924,061
Schroders PLC	2,466,422	12,667,740
		394,020,734
Financial Services - 0.1%
M&G PLC	7,770,692	27,843,101
Wise PLC Class A (c)	2,274,095	32,396,448
		60,239,549
Insurance - 0.3%
Admiral Group PLC	888,470	43,543,040
Aviva PLC	10,430,696	91,863,406
Legal & General Group PLC	19,576,647	65,487,995
Phoenix Group Holdings PLC	2,392,083	22,033,845
		222,928,286
TOTAL FINANCIALS		2,210,313,002

Health Care - 1.4%
Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	2,839,293	53,255,418
Pharmaceuticals - 1.3%
Astrazeneca PLC	5,290,392	843,364,753
Hikma Pharmaceuticals PLC	568,528	13,716,341
		857,081,094
TOTAL HEALTH CARE		910,336,512

Industrials - 2.0%
Aerospace & Defense - 1.0%
BAE Systems PLC	10,277,756	243,591,615
Melrose Industries PLC	4,339,728	34,489,588
Rolls-Royce Holdings PLC	28,824,798	415,663,688
		693,744,891
Commercial Services & Supplies - 0.1%
Rentokil Initial PLC	8,622,049	42,629,911
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd	9,149,046	60,531,912
DCC PLC	335,135	21,307,636
Smiths Group PLC	1,129,350	35,962,678
		117,802,226
Machinery - 0.0%
Spirax Group PLC	250,551	24,704,133
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA (Spain)	4,243,112	21,901,242
Professional Services - 0.5%
Intertek Group PLC	537,465	34,069,928
RELX PLC	6,261,434	292,469,308
		326,539,236
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	1,456,244	107,191,406
Bunzl PLC	1,115,044	37,684,952
		144,876,358
TOTAL INDUSTRIALS		1,372,197,997

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	1,295,162	57,557,787
Software - 0.1%
Sage Group PLC/The	3,305,769	48,545,660
TOTAL INFORMATION TECHNOLOGY		106,103,447

Real Estate - 0.0%
Diversified REITs - 0.0%
Land Securities Group PLC	2,411,334	18,055,741
Industrial REITs - 0.0%
Segro PLC	4,378,925	37,109,340
TOTAL REAL ESTATE		55,165,081

Utilities - 0.6%
Electric Utilities - 0.1%
SSE PLC	3,777,203	88,266,943
Multi-Utilities - 0.4%
Centrica PLC	16,579,942	36,068,009
National Grid PLC	16,726,233	234,938,133
		271,006,142
Water Utilities - 0.1%
Severn Trent PLC	925,008	32,331,227
United Utilities Group PLC	2,320,669	36,071,086
		68,402,313
TOTAL UTILITIES		427,675,398

TOTAL UNITED KINGDOM		7,494,575,702
UNITED STATES - 9.6%
Communication Services - 0.5%
Entertainment - 0.5%
Spotify Technology SA (c)	521,606	355,672,699
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	6,881,993	65,891,377
Consumer Staples - 1.2%
Food Products - 1.2%
Nestle SA	8,790,411	829,204,235
Energy - 1.6%
Energy Equipment & Services - 0.0%
Tenaris SA	1,281,077	23,207,609
Oil, Gas & Consumable Fuels - 1.6%
BP PLC	54,115,077	316,552,871
Shell PLC	20,104,101	740,220,322
Shell PLC rights (c)(f)	20,369,273	7,292,200
		1,064,065,393
TOTAL ENERGY		1,087,273,002

Financials - 0.3%
Insurance - 0.3%
Swiss Re AG	1,019,302	184,586,465
Health Care - 4.3%
Biotechnology - 0.3%
CSL Ltd	1,652,184	229,831,569
Health Care Equipment & Supplies - 0.2%
Alcon AG	1,704,999	135,649,861
Life Sciences Tools & Services - 0.1%
QIAGEN NV (Germany)	739,537	34,356,470
Pharmaceuticals - 3.7%
GSK PLC	13,933,900	275,335,318
Haleon PLC	30,653,045	150,851,076
Novartis AG	6,486,013	820,948,221
Roche Holding AG	2,397,027	781,618,714
Roche Holding AG	109,017	37,358,572
Sanofi SA	3,769,901	374,019,495
		2,440,131,396
TOTAL HEALTH CARE		2,839,969,296

Industrials - 1.1%
Construction & Engineering - 0.1%
Ferrovial SE	1,751,950	95,696,118
Electrical Equipment - 0.8%
Schneider Electric SE	1,870,631	459,588,701
Professional Services - 0.2%
Experian PLC	3,135,286	162,519,288
TOTAL INDUSTRIALS		717,804,107

Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (c)	163,060	73,908,576
Monday.com Ltd (c)	138,209	26,674,337
		100,582,913
Materials - 0.4%
Construction Materials - 0.4%
Amrize Ltd	1,741,080	90,823,820
Holcim AG	1,740,651	145,899,082
James Hardie Industries PLC depository receipt (c)	1,968,921	39,986,858
		276,709,760
TOTAL UNITED STATES		6,457,693,854
TOTAL COMMON STOCKS (Cost $46,176,811,508)		65,145,702,393

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
FRANCE - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Air Liquide SA	438,118	90,268,739
GERMANY - 0.3%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	190,492	18,229,669
Dr Ing hc F Porsche AG (d)(e)	387,738	20,566,633
Porsche Automobil Holding SE	521,994	22,241,290
Volkswagen AG	703,656	81,995,356
		143,032,948
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA	547,628	46,166,680
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	89,159	20,673,670
TOTAL GERMANY		209,873,298
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $280,705,604)		300,142,037

U.S. Treasury Obligations - 0.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (i) (Cost $43,486,085)	4.15	43,852,000	43,494,206

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.36	1,185,615,705	1,185,852,828
Fidelity Securities Lending Cash Central Fund (i)(j)	4.36	258,529,313	258,555,166
TOTAL MONEY MARKET FUNDS (Cost $1,444,407,994)			1,444,407,994

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $47,945,411,191)	66,933,746,630
NET OTHER ASSETS (LIABILITIES) - 0.2%	150,599,511
NET ASSETS - 100.0%	67,084,346,141

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	11,718	9/19/2025	1,594,292,490	33,375,947	33,375,947

The notional amount of futures purchased as a percentage of Net Assets is 2.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $692,608,175 or 1.0% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $778,977,742 or 1.2% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Investment made with cash collateral received from securities on loan.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $43,494,206.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	981,065,349	4,810,137,847	4,605,350,368	21,162,415	-	-	1,185,852,828	1,185,615,705	2.2%
Fidelity Securities Lending Cash Central Fund	417,960,674	861,855,587	1,021,261,095	1,064,891	-	-	258,555,166	258,529,313	0.9%
Total	1,399,026,023	5,671,993,434	5,626,611,463	22,227,306	-	-	1,444,407,994

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	3,540,018,838	1,078,087,698	2,461,931,140	-
Consumer Discretionary	6,292,128,937	1,388,768,454	4,903,360,483	-
Consumer Staples	5,128,107,309	803,664,139	4,324,443,170	-
Energy	2,183,061,057	116,021,810	2,067,039,247	-
Financials	16,146,482,472	4,253,499,982	11,892,982,490	-
Health Care	7,277,170,095	1,423,655,345	5,853,514,750	-
Industrials	12,459,825,185	2,544,245,467	9,915,579,718	-
Information Technology	5,045,875,558	602,955,838	4,442,919,720	-
Materials	3,589,247,521	870,754,581	2,718,492,940	-
Real Estate	1,250,604,116	539,914,845	710,689,271	-
Utilities	2,233,181,305	619,103,627	1,614,077,678	-

Non-Convertible Preferred Stocks
Consumer Discretionary	143,032,948	18,229,669	124,803,279	-
Consumer Staples	46,166,680	46,166,680	-	-
Health Care	20,673,670	20,673,670	-	-
Materials	90,268,739	-	90,268,739	-

U.S. Treasury Obligations	43,494,206	-	43,494,206	-

Money Market Funds	1,444,407,994	1,444,407,994	-	-
Total Investments in Securities:	66,933,746,630	15,770,149,799	51,163,596,831	-
Derivative Instruments:

Assets
Futures Contracts	33,375,947	33,375,947	-	-
Total Assets	33,375,947	33,375,947	-	-
Total Derivative Instruments:	33,375,947	33,375,947	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	33,375,947	-
Total Equity Risk	33,375,947	-
Total Value of Derivatives	33,375,947	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® International Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $243,140,403) - See accompanying schedule:
Unaffiliated issuers (cost $46,501,003,197)	$65,489,338,636
Fidelity Central Funds (cost $1,444,407,994)	1,444,407,994

Total Investment in Securities (cost $47,945,411,191)		$66,933,746,630
Segregated cash with brokers for derivative instruments		4,678,770
Foreign currency held at value (cost $73,432,794)		73,499,696
Receivable for fund shares sold		112,905,281
Dividends receivable		113,446,219
Reclaims receivable		184,254,608
Interest receivable		5,432
Distributions receivable from Fidelity Central Funds		3,748,670
Other receivables		717,697
Total assets		67,427,003,003
Liabilities
Payable for investments purchased on a delayed delivery basis	$9,159,232
Payable for fund shares redeemed	62,385,872
Accrued management fee	1,935,862
Payable for daily variation margin on futures contracts	9,934,284
Other payables and accrued expenses	693,188
Collateral on securities loaned	258,548,424
Total liabilities		342,656,862
Net Assets		$67,084,346,141
Net Assets consist of:
Paid in capital		$51,931,662,081
Total accumulated earnings (loss)		15,152,684,060
Net Assets		$67,084,346,141
Net Asset Value, offering price and redemption price per share ($67,084,346,141 ÷ 1,145,149,344 shares)		$58.58
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$1,325,809,872
Foreign Tax Reclaims		80,758,820
Interest		1,857,414
Income from Fidelity Central Funds (including $1,064,891 from security lending)		22,227,306
Income before foreign taxes withheld		$1,430,653,412
Less foreign taxes withheld		(142,060,811)
Total income		1,288,592,601
Expenses
Management fee	$10,636,622
Independent trustees' fees and expenses	105,930
Total expenses before reductions	10,742,552
Expense reductions	(399)
Total expenses after reductions		10,742,153
Net Investment income (loss)		1,277,850,448
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(184,362,418)
Redemptions in-kind	257,286,438
Foreign currency transactions	5,269,026
Futures contracts	167,296,803
Total net realized gain (loss)		245,489,849
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,506,676,026
Assets and liabilities in foreign currencies	15,485,375
Futures contracts	(14,160,811)
Total change in net unrealized appreciation (depreciation)		6,508,000,590
Net gain (loss)		6,753,490,439
Net increase (decrease) in net assets resulting from operations		$8,031,340,887
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,277,850,448	$1,544,625,960
Net realized gain (loss)	245,489,849	(747,994)
Change in net unrealized appreciation (depreciation)	6,508,000,590	3,123,600,852
Net increase (decrease) in net assets resulting from operations	8,031,340,887	4,667,478,818
Distributions to shareholders	-	(1,626,732,230)

Share transactions
Proceeds from sales of shares	11,000,579,137	15,828,591,177
Reinvestment of distributions	-	1,456,604,799
Cost of shares redeemed	(7,894,608,862)	(12,717,340,332)

Net increase (decrease) in net assets resulting from share transactions	3,105,970,275	4,567,855,644
Total increase (decrease) in net assets	11,137,311,162	7,608,602,232

Net Assets
Beginning of period	55,947,034,979	48,338,432,747
End of period	$67,084,346,141	$55,947,034,979

Other Information
Shares
Sold	201,216,459	315,113,328
Issued in reinvestment of distributions	-	30,736,234
Redeemed	(145,189,454)	(254,078,307)
Net increase (decrease)	56,027,005	91,771,255

Financial Highlights
Fidelity® International Index Fund

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$51.37	$48.47	$43.39	$45.94	$46.08	$38.65
Income from Investment Operations
Net investment income (loss) B,C	1.14	1.49	1.39	1.33	1.36	.97
Net realized and unrealized gain (loss)	6.07	2.97	5.01	(2.78)	.01	7.30
Total from investment operations	7.21	4.46	6.40	(1.45)	1.37	8.27
Distributions from net investment income	-	(1.56)	(1.32)	(1.10)	(1.51)	(.84)
Total distributions	-	(1.56)	(1.32)	(1.10)	(1.51)	(.84)
Net asset value, end of period	$58.58	$51.37	$48.47	$43.39	$45.94	$46.08
Total Return D,E	14.04%	9.47%	14.97%	(3.07)%	2.81%	21.47%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.03% H,I	.04%	.04%	.04%	.04%	.04%
Expenses net of fee waivers, if any	.03 % H,I	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions, if any	.03% H,I	.04%	.04%	.04%	.04%	.04%
Net investment income (loss)	4.16% I	2.96%	3.06%	3.19%	2.76%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$67,084,346	$55,947,035	$48,338,433	$39,134,788	$39,283,051	$32,386,075
Portfolio turnover rate J	4 % I,K	4% K	3% K	4% K	2%	7%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2025

1. Organization.
Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable. Fidelity International Index Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Total Market Index Fund	$1,375,250
Fidelity Extended Market Index Fund	703,876
Fidelity International Index Fund	693,183

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term capital gain dividends, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), equity-debt classifications, redemptions in-kind, partnerships, deferred Trustee compensation, capital loss carryforwards, and losses deferred due to wash sales, and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Total Market Index Fund	$50,981,078,164	$70,660,844,618	(4,633,497,459)	$66,027,347,159
Fidelity Extended Market Index Fund	31,620,497,769	17,058,047,776	(5,336,724,362)	11,721,323,414
Fidelity International Index Fund	48,683,279,503	21,570,408,091	(3,286,565,017)	18,283,843,074

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Total Market Index Fund	(154,890,483)	(379,450,886)	(534,341,369)
Fidelity Extended Market Index Fund	-	(260,710,526)	(260,710,526)
Fidelity International Index Fund	(674,478,581)	(3,969,663,273)	(4,644,141,854)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Market Index Fund	2,332,609,231	1,126,290,543
Fidelity Extended Market Index Fund	4,255,019,760	4,063,469,109
Fidelity International Index Fund	5,622,882,478	1,091,103,096

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Total Market Index Fund	1,414,736	191,372,369	243,362,872
Fidelity Extended Market Index Fund	19,319,686	1,011,693,902	1,696,807,072
Fidelity International Index Fund	7,835,398	257,286,438	434,850,865

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Total Market Index Fund	12,837,416	1,514,815,831	1,981,042,822
Fidelity Extended Market Index Fund	69,373,526	3,614,433,720	6,062,468,849
Fidelity International Index Fund	20,709,358	570,894,190	1,030,058,762
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .015%, .035% and .035% of average net assets for Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund, respectively. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .015%, .035% and .035% of average net assets for Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund, respectively. These expense contracts will remain in place through April 30, 2026.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Total Market Index Fund	Borrower	17,277,912	4.58%	125,342
Fidelity Extended Market Index Fund	Borrower	19,438,429	4.58%	17,318

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Total Market Index Fund	58,373,490	37,930,512	(5,830,825)
Fidelity Extended Market Index Fund	33,863,553	34,535,495	(1,883,738)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Total Market Index Fund	797,246	62,231	620,384
Fidelity Extended Market Index Fund	2,081,184	1,182,396	13,418,776
Fidelity International Index Fund	111,742	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Total Market Index Fund	89,863,852
Fidelity Extended Market Index Fund	151,789,726
Fidelity International Index Fund	-
9. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Total Market Index Fund	8,415,000	4.83%	2,258
10. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Total Market Index Fund	6,585
Fidelity Extended Market Index Fund.	84,297
Fidelity International Index Fund	399

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Extended Market Index Fund
Fidelity International Index Fund
Fidelity Total Market Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the funds' investment programs. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the index the fund seeks to track (benchmark index). The Board also periodically considers each fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of each fund relative to funds and classes in the total peer group; (ii) ) gross management fee comparisons of each fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of each fund relative to funds and classes in the asset-sized peer group. The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Other Contractual Arrangements. The Board considered that current contractual arrangements for Fidelity Extended Market Index Fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.035%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
The Board considered that current contractual arrangements for Fidelity International Index Fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.035%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
The Board considered that current contractual arrangements for Fidelity Total Market Index Fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.015%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity and Geode may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with each fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2026.

1.929382.113
SIF-I-SANN-1025
Fidelity® 500 Index Fund

Semi-Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® 500 Index Fund
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	2,764,569	219,866,173
IRELAND - 0.3%
Information Technology - 0.3%
IT Services - 0.3%
Accenture PLC Class A	7,948,784	2,066,445,376
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	3,207,684	753,324,587
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	3,765,319	777,538,374
UNITED STATES - 99.4%
Communication Services - 10.0%
Diversified Telecommunication Services - 0.7%
AT&T Inc	91,364,054	2,676,053,142
Verizon Communications Inc	53,531,430	2,367,695,149
		5,043,748,291
Entertainment - 1.6%
Electronic Arts Inc	2,897,466	498,219,279
Live Nation Entertainment Inc (b)(c)	2,001,137	333,169,299
Netflix Inc (b)(c)	5,403,564	6,528,856,204
Take-Two Interactive Software Inc (b)(c)	2,151,196	501,809,491
TKO Group Holdings Inc Class A	851,124	161,339,065
Walt Disney Co/The	22,826,348	2,702,183,076
Warner Bros Discovery Inc (c)	28,586,572	332,747,698
		11,058,324,112
Interactive Media & Services - 7.1%
Alphabet Inc Class A	73,898,046	15,733,632,974
Alphabet Inc Class C	59,609,825	12,728,485,932
Match Group Inc	3,113,676	116,264,662
Meta Platforms Inc Class A	27,567,524	20,364,129,979
		48,942,513,547
Media - 0.4%
Charter Communications Inc Class A (b)(c)	1,211,915	321,860,386
Comcast Corp Class A	47,287,636	1,606,360,995
Fox Corp Class A	2,712,924	161,961,563
Fox Corp Class B	1,680,274	91,658,947
Interpublic Group of Cos Inc/The	4,694,571	126,002,286
News Corp Class A	4,778,971	140,549,537
News Corp Class B	1,424,828	48,258,924
Omnicom Group Inc	2,477,329	194,049,181
Paramount Skydance Corp Class B	3,936,482	57,866,284
Trade Desk Inc (The) Class A (b)(c)	5,690,071	311,019,281
		3,059,587,384
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	6,055,133	1,525,832,964
TOTAL COMMUNICATION SERVICES		69,630,006,298

Consumer Discretionary - 10.5%
Automobiles - 1.9%
Ford Motor Co	49,591,457	583,691,449
General Motors Co	12,207,540	715,239,769
Tesla Inc (c)	35,580,527	11,879,270,549
		13,178,201,767
Broadline Retail - 4.1%
Amazon.com Inc (c)	119,970,274	27,473,192,746
eBay Inc	5,853,415	530,377,933
		28,003,570,679
Distributors - 0.1%
Genuine Parts Co	1,762,252	245,534,572
LKQ Corp (b)	3,277,741	106,919,911
Pool Corp (b)	477,352	148,318,040
		500,772,523
Hotels, Restaurants & Leisure - 2.0%
Airbnb Inc Class A (b)(c)	5,480,141	715,322,805
Booking Holdings Inc	413,167	2,313,342,691
Caesars Entertainment Inc (c)	2,640,596	70,688,754
Carnival Corp (b)(c)	13,331,391	425,138,059
Chipotle Mexican Grill Inc (c)	17,107,765	720,921,217
Darden Restaurants Inc	1,485,905	307,493,181
Domino's Pizza Inc	434,765	199,252,800
DoorDash Inc Class A (c)	4,353,438	1,067,680,670
Expedia Group Inc Class A (b)	1,543,943	331,638,956
Hilton Worldwide Holdings Inc	3,018,125	833,183,588
Las Vegas Sands Corp (b)	4,306,529	248,185,266
Marriott International Inc/MD Class A1 (b)	2,886,503	773,178,694
McDonald's Corp	9,078,924	2,846,605,831
MGM Resorts International (c)	2,626,192	104,233,560
Norwegian Cruise Line Holdings Ltd (c)	5,673,212	140,922,586
Royal Caribbean Cruises Ltd (b)	3,172,210	1,152,210,116
Starbucks Corp (b)	14,429,110	1,272,503,211
Wynn Resorts Ltd (b)	1,117,417	141,632,605
Yum! Brands Inc	3,529,379	518,712,832
		14,182,847,422
Household Durables - 0.3%
DR Horton Inc	3,510,310	594,927,339
Garmin Ltd	1,955,789	472,948,896
Lennar Corp Class A	2,948,091	392,508,836
Mohawk Industries Inc (b)(c)	658,924	87,432,625
NVR Inc (c)	37,126	301,375,874
PulteGroup Inc	2,544,871	335,973,869
		2,185,167,439
Leisure Products - 0.0%
Hasbro Inc	1,672,496	135,756,500
Specialty Retail - 1.8%
AutoZone Inc (c)	212,412	891,818,154
Best Buy Co Inc	2,445,922	180,117,696
CarMax Inc (c)	1,934,230	118,665,011
Home Depot Inc/The	12,620,114	5,133,483,772
Lowe's Cos Inc	7,106,703	1,833,955,776
O'Reilly Automotive Inc (c)	10,854,020	1,125,344,794
Ross Stores Inc	4,175,274	614,433,322
TJX Cos Inc/The	14,176,333	1,936,628,851
Tractor Supply Co	6,732,098	415,774,372
Ulta Beauty Inc (c)	573,254	282,459,443
Williams-Sonoma Inc (b)	1,560,995	293,763,649
		12,826,444,840
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp (c)	1,927,105	230,539,571
Lululemon Athletica Inc (c)	1,403,535	283,794,777
NIKE Inc Class B	14,958,621	1,157,348,507
Ralph Lauren Corp Class A	506,403	150,366,243
Tapestry Inc	2,637,084	268,507,893
		2,090,556,991
TOTAL CONSUMER DISCRETIONARY		73,103,318,161

Consumer Staples - 5.2%
Beverages - 1.1%
Brown-Forman Corp Class B	2,312,450	69,234,753
Coca-Cola Co/The	49,183,921	3,393,198,711
Constellation Brands Inc Class A	1,943,614	314,748,851
Keurig Dr Pepper Inc	17,245,268	501,664,846
Molson Coors Beverage Co Class B	2,175,408	109,836,350
Monster Beverage Corp (c)	8,915,691	556,428,275
PepsiCo Inc	17,408,893	2,587,831,944
		7,532,943,730
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp	5,633,536	5,314,227,180
Dollar General Corp	2,792,714	303,735,575
Dollar Tree Inc (b)(c)	2,508,196	273,819,756
Kroger Co/The	7,778,118	527,667,525
Sysco Corp	6,154,997	495,292,609
Target Corp	5,769,107	553,718,890
Walmart Inc	54,858,033	5,320,132,040
		12,788,593,575
Food Products - 0.5%
Archer-Daniels-Midland Co (b)	6,100,373	382,127,365
Bunge Global SA (b)	1,706,572	143,727,494
Conagra Brands Inc	6,061,155	115,949,895
General Mills Inc	6,953,019	342,992,427
Hershey Co/The (b)	1,879,060	345,277,275
Hormel Foods Corp	3,700,626	94,143,925
JM Smucker Co	1,351,202	149,321,333
Kellanova	3,413,829	271,399,406
Kraft Heinz Co/The	10,970,228	306,837,277
Lamb Weston Holdings Inc	1,791,783	103,081,276
McCormick & Co Inc/MD	3,208,364	225,772,575
Mondelez International Inc	16,440,542	1,010,106,901
The Campbell's Company (b)	2,498,784	79,786,173
Tyson Foods Inc Class A	3,634,267	206,353,680
		3,776,877,002
Household Products - 0.9%
Church & Dwight Co Inc	3,127,034	291,314,487
Clorox Co/The (b)	1,564,973	184,979,809
Colgate-Palmolive Co	10,290,071	865,086,269
Kimberly-Clark Corp	4,213,136	544,084,383
Procter & Gamble Co/The	29,769,144	4,674,946,374
		6,560,411,322
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	2,973,812	272,787,774
Kenvue Inc	24,377,494	504,857,901
		777,645,675
Tobacco - 0.7%
Altria Group Inc	21,387,842	1,437,476,861
Philip Morris International Inc	19,763,422	3,303,060,719
		4,740,537,580
TOTAL CONSUMER STAPLES		36,177,008,884

Energy - 3.0%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	12,579,767	571,121,422
Halliburton Co	10,916,018	248,121,089
Schlumberger NV	19,056,841	702,054,022
		1,521,296,533
Oil, Gas & Consumable Fuels - 2.8%
APA Corp (b)	4,581,727	106,387,701
Chevron Corp	24,350,549	3,910,698,169
ConocoPhillips	16,029,084	1,586,398,443
Coterra Energy Inc	9,691,300	236,855,372
Devon Energy Corp	8,152,882	294,319,040
Diamondback Energy Inc	2,374,222	353,189,265
EOG Resources Inc	6,929,970	864,998,855
EQT Corp	7,600,881	394,029,671
Expand Energy Corp	2,749,721	266,117,998
Exxon Mobil Corp	54,724,976	6,254,517,508
Kinder Morgan Inc	24,546,023	662,251,701
Marathon Petroleum Corp	3,900,760	701,005,580
Occidental Petroleum Corp	8,996,930	428,343,837
ONEOK Inc	7,931,082	605,776,043
Phillips 66	5,173,313	691,051,151
Targa Resources Corp	2,754,431	462,083,345
Texas Pacific Land Corp	239,334	223,413,502
Valero Energy Corp	3,976,842	604,519,752
Williams Cos Inc/The	15,503,370	897,335,056
		19,543,291,989
TOTAL ENERGY		21,064,588,522

Financials - 13.9%
Banks - 3.6%
Bank of America Corp	83,201,427	4,221,640,406
Citigroup Inc	23,715,010	2,290,158,516
Citizens Financial Group Inc	5,506,150	287,861,522
Fifth Third Bancorp (b)	8,475,302	387,914,573
Huntington Bancshares Inc/OH	18,497,469	329,439,923
JPMorgan Chase & Co	35,286,743	10,636,130,075
KeyCorp	12,523,873	242,462,181
M&T Bank Corp	2,038,109	411,005,061
PNC Financial Services Group Inc/The	5,022,585	1,041,885,032
Regions Financial Corp	11,413,923	312,627,351
Truist Financial Corp	16,627,456	778,497,490
US Bancorp	19,782,587	965,983,723
Wells Fargo & Co (b)	41,319,035	3,395,598,296
		25,301,204,149
Capital Markets - 3.4%
Ameriprise Financial Inc	1,209,066	622,439,267
Bank of New York Mellon Corp/The	9,084,012	959,271,667
Blackrock Inc	1,849,100	2,084,194,574
Blackstone Inc	9,264,496	1,587,934,614
Cboe Global Markets Inc	1,329,564	313,710,626
Charles Schwab Corp/The	21,686,223	2,078,407,612
CME Group Inc Class A	4,575,516	1,219,420,769
Coinbase Global Inc Class A (c)	2,684,279	817,470,327
FactSet Research Systems Inc	481,821	179,873,416
Franklin Resources Inc (b)	3,936,822	101,018,853
Goldman Sachs Group Inc/The	3,896,024	2,903,511,886
Interactive Brokers Group Inc Class A	5,533,901	344,429,998
Intercontinental Exchange Inc	7,283,448	1,286,256,917
Invesco Ltd	5,682,698	124,394,259
KKR & Co Inc Class A	8,594,590	1,198,859,359
MarketAxess Holdings Inc	476,170	87,539,093
Moody's Corp	1,964,435	1,001,390,386
Morgan Stanley	15,685,191	2,360,307,542
MSCI Inc	982,395	557,725,289
Nasdaq Inc	5,248,622	497,254,448
Northern Trust Corp	2,470,106	324,275,516
Raymond James Financial Inc	2,305,556	390,653,409
S&P Global Inc	3,985,654	2,185,892,080
State Street Corp	3,621,019	416,308,554
T Rowe Price Group Inc	2,797,405	301,056,726
		23,943,597,187
Consumer Finance - 0.7%
American Express Co	7,027,465	2,328,058,605
Capital One Financial Corp	8,121,427	1,845,350,643
Synchrony Financial	4,833,287	368,973,130
		4,542,382,378
Financial Services - 4.3%
Apollo Global Management Inc (b)	5,764,242	785,262,688
Berkshire Hathaway Inc Class B (c)	23,283,317	11,711,042,785
Block Inc Class A (b)(c)	7,054,241	561,799,753
Corpay Inc (c)	895,065	291,495,819
Fidelity National Information Services Inc	6,671,052	465,706,140
Fiserv Inc (c)	7,039,767	972,755,004
Global Payments Inc	3,096,593	275,039,390
Jack Henry & Associates Inc	924,560	150,943,666
Mastercard Inc Class A	10,299,174	6,130,995,290
PayPal Holdings Inc (c)	12,348,459	866,738,337
Visa Inc Class A (b)	21,724,737	7,642,327,982
		29,854,106,854
Insurance - 1.9%
AFLAC Inc	6,178,209	660,203,414
Allstate Corp/The	3,362,449	684,090,249
American International Group Inc	7,317,772	595,081,219
Aon PLC	2,741,836	1,006,253,812
Arch Capital Group Ltd	4,738,928	433,754,080
Arthur J Gallagher & Co	3,251,756	984,469,129
Assurant Inc	643,771	138,803,465
Brown & Brown Inc	3,558,658	345,011,893
Chubb Ltd	4,731,935	1,301,613,360
Cincinnati Financial Corp	1,984,630	304,839,168
Erie Indemnity Co Class A (b)	316,694	112,230,020
Everest Group Ltd	540,077	184,641,525
Globe Life Inc	1,048,066	146,676,837
Hartford Insurance Group Inc/The	3,607,322	477,284,774
Loews Corp	2,209,923	213,920,546
Marsh & McLennan Cos Inc	6,256,273	1,287,603,546
MetLife Inc	7,159,832	582,523,932
Principal Financial Group Inc	2,618,880	210,846,029
Progressive Corp/The	7,443,407	1,838,968,133
Prudential Financial Inc	4,494,812	492,901,084
Travelers Companies Inc/The	2,876,793	781,078,067
W R Berkley Corp (b)	3,805,243	272,797,871
Willis Towers Watson PLC	1,258,928	411,405,081
		13,466,997,234
TOTAL FINANCIALS		97,108,287,802

Health Care - 9.1%
Biotechnology - 1.6%
AbbVie Inc	22,428,392	4,718,933,677
Amgen Inc (b)	6,827,367	1,964,301,760
Biogen Inc (c)	1,860,483	245,993,062
Gilead Sciences Inc	15,794,429	1,784,296,644
Incyte Corp (c)	2,039,975	172,602,285
Moderna Inc (b)(c)	4,321,282	104,099,683
Regeneron Pharmaceuticals Inc	1,318,580	765,699,406
Vertex Pharmaceuticals Inc (c)	3,260,606	1,274,962,158
		11,030,888,675
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	22,091,064	2,930,600,550
Align Technology Inc (c)	865,137	122,814,848
Baxter International Inc	6,515,903	160,877,645
Becton Dickinson & Co	3,639,109	702,275,255
Boston Scientific Corp (c)	18,784,836	1,981,800,198
Cooper Cos Inc/The (c)	2,539,203	171,129,586
Dexcom Inc (c)	4,978,678	375,093,601
Edwards Lifesciences Corp (c)	7,448,182	605,835,124
GE HealthCare Technologies Inc	5,813,859	428,655,824
Hologic Inc (c)	2,829,512	189,916,845
IDEXX Laboratories Inc (c)	1,021,135	660,766,247
Insulet Corp (c)	893,566	303,705,212
Intuitive Surgical Inc (c)	4,550,909	2,153,922,475
Medtronic PLC	16,284,731	1,511,385,884
ResMed Inc (b)	1,861,754	511,070,091
Solventum Corp (c)	1,867,266	136,478,472
STERIS PLC	1,247,514	305,715,781
Stryker Corp	4,367,187	1,709,360,664
Zimmer Biomet Holdings Inc (b)	2,512,116	266,535,508
		15,227,939,810
Health Care Providers & Services - 1.6%
Cardinal Health Inc	3,030,532	450,882,551
Cencora Inc	2,190,300	638,713,383
Centene Corp (c)	6,318,172	183,479,715
Cigna Group/The	3,391,971	1,020,542,315
CVS Health Corp	16,062,213	1,174,950,881
DaVita Inc (c)	527,248	72,633,683
Elevance Health Inc	2,868,744	914,125,276
HCA Healthcare Inc	2,199,326	888,439,731
Henry Schein Inc (c)	1,545,504	107,536,168
Humana Inc	1,532,465	465,348,322
Labcorp Holdings Inc	1,062,757	295,435,818
McKesson Corp	1,588,573	1,090,777,765
Molina Healthcare Inc (c)	688,190	124,445,398
Quest Diagnostics Inc (b)	1,417,453	257,466,163
UnitedHealth Group Inc	11,518,148	3,569,128,521
Universal Health Services Inc Class B	726,155	131,855,225
		11,385,760,915
Life Sciences Tools & Services - 0.9%
Agilent Technologies Inc	3,620,007	454,890,080
Bio-Techne Corp	1,990,502	108,741,124
Charles River Laboratories International Inc (c)	623,637	101,846,158
Danaher Corp	8,087,444	1,664,557,724
IQVIA Holdings Inc (b)(c)	2,086,784	398,179,255
Mettler-Toledo International Inc (c)	263,886	343,326,241
Revvity Inc (b)	1,496,621	134,860,518
Thermo Fisher Scientific Inc	4,793,122	2,361,667,073
Waters Corp (c)	755,598	228,039,476
West Pharmaceutical Services Inc	912,230	225,275,199
		6,021,382,848
Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co	25,839,853	1,219,124,265
Eli Lilly & Co	9,987,891	7,316,929,189
Johnson & Johnson	30,550,414	5,412,616,848
Merck & Co Inc	31,883,092	2,682,005,699
Pfizer Inc	72,188,268	1,787,381,516
Viatris Inc	14,902,506	157,221,438
Zoetis Inc Class A	5,652,900	884,113,560
		19,459,392,515
TOTAL HEALTH CARE		63,125,364,763

Industrials - 8.4%
Aerospace & Defense - 2.2%
Axon Enterprise Inc (c)	939,066	701,754,631
Boeing Co (c)	9,573,760	2,246,769,997
GE Aerospace	13,540,140	3,726,246,529
General Dynamics Corp	3,198,585	1,038,164,733
Howmet Aerospace Inc (b)	5,125,534	892,355,469
Huntington Ingalls Industries Inc	498,226	134,914,619
L3Harris Technologies Inc	2,373,691	658,984,095
Lockheed Martin Corp	2,647,666	1,206,356,060
Northrop Grumman Corp	1,717,835	1,013,591,363
RTX Corp (b)	16,962,889	2,690,314,195
Textron Inc	2,292,344	183,754,295
TransDigm Group Inc	713,164	997,630,856
		15,490,836,842
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	1,507,554	194,022,200
Expeditors International of Washington Inc	1,738,859	209,602,064
FedEx Corp	2,798,859	646,732,349
United Parcel Service Inc Class B	9,316,291	814,616,485
		1,864,973,098
Building Products - 0.5%
A O Smith Corp (b)	1,475,898	105,216,768
Allegion plc	1,092,584	185,520,763
Builders FirstSource Inc (b)(c)	1,403,234	194,600,491
Carrier Global Corp (b)	10,123,468	660,050,114
Johnson Controls International plc	8,355,362	893,104,644
Lennox International Inc	405,505	226,215,019
Masco Corp (b)	2,678,383	196,566,528
Trane Technologies PLC	2,831,707	1,176,857,430
		3,638,131,757
Commercial Services & Supplies - 0.5%
Cintas Corp	4,357,923	915,294,568
Copart Inc (c)	11,162,681	544,850,460
Republic Services Inc	2,579,098	603,431,559
Rollins Inc	3,569,111	201,797,535
Veralto Corp	3,147,146	334,195,434
Waste Management Inc	4,649,608	1,052,624,755
		3,652,194,311
Construction & Engineering - 0.1%
Quanta Services Inc (b)	1,881,715	711,213,001
Electrical Equipment - 0.9%
AMETEK Inc	2,931,517	541,744,342
Eaton Corp PLC (b)	4,968,418	1,734,673,461
Emerson Electric Co (b)	7,142,181	942,767,892
GE Vernova Inc	3,465,513	2,124,255,504
Generac Holdings Inc (c)	750,178	138,970,474
Hubbell Inc	677,689	292,077,181
Rockwell Automation Inc	1,431,179	491,509,804
		6,265,998,658
Ground Transportation - 0.9%
CSX Corp	23,852,285	775,437,785
JB Hunt Transport Services Inc	995,001	144,265,195
Norfolk Southern Corp	2,862,509	801,445,270
Old Dominion Freight Line Inc	2,361,249	356,477,762
Uber Technologies Inc (c)	26,552,000	2,489,250,000
Union Pacific Corp	7,586,277	1,696,063,949
		6,262,939,961
Industrial Conglomerates - 0.4%
3M Co	6,833,402	1,062,799,013
Honeywell International Inc	8,160,279	1,791,181,241
		2,853,980,254
Machinery - 1.5%
Caterpillar Inc (b)	5,971,687	2,502,375,721
Cummins Inc	1,749,104	696,912,998
Deere & Co	3,204,966	1,534,024,926
Dover Corp	1,740,841	311,366,821
Fortive Corp	4,315,558	206,542,606
IDEX Corp	959,210	157,790,045
Illinois Tool Works Inc (b)	3,385,455	895,960,666
Ingersoll Rand Inc	5,122,852	406,908,134
Nordson Corp	686,491	154,522,259
Otis Worldwide Corp	5,011,296	432,875,748
PACCAR Inc	6,665,516	666,418,290
Parker-Hannifin Corp	1,622,425	1,231,988,424
Pentair PLC	2,089,039	224,634,364
Snap-on Inc (b)	663,951	215,943,423
Stanley Black & Decker Inc	1,964,428	145,937,356
Westinghouse Air Brake Technologies Corp	2,172,822	420,441,057
Xylem Inc/NY	3,089,879	437,403,271
		10,642,046,109
Passenger Airlines - 0.2%
Delta Air Lines Inc	8,290,680	512,198,211
Southwest Airlines Co	7,235,708	238,054,793
United Airlines Holdings Inc (c)	4,146,923	435,426,915
		1,185,679,919
Professional Services - 0.6%
Automatic Data Processing Inc	5,154,092	1,567,101,673
Broadridge Financial Solutions Inc	1,491,453	381,245,216
Dayforce Inc (b)(c)	2,030,046	141,636,309
Equifax Inc	1,576,980	388,410,174
Jacobs Solutions Inc (b)	1,525,648	223,095,507
Leidos Holdings Inc	1,634,372	295,690,582
Paychex Inc	4,070,344	567,629,823
Paycom Software Inc	618,808	140,562,237
Verisk Analytics Inc	1,776,136	476,217,584
		4,181,589,105
Trading Companies & Distributors - 0.3%
Fastenal Co (b)	14,566,764	723,385,500
United Rentals Inc	825,306	789,273,140
WW Grainger Inc	555,065	562,558,378
		2,075,217,018
TOTAL INDUSTRIALS		58,824,800,033

Information Technology - 33.0%
Communications Equipment - 0.9%
Arista Networks Inc (b)	13,076,290	1,785,567,400
Cisco Systems Inc (b)	50,513,215	3,489,958,024
F5 Inc (c)	729,227	228,350,143
Motorola Solutions Inc	2,119,368	1,001,316,605
		6,505,192,172
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp Class A	15,358,532	1,671,929,795
CDW Corp/DE	1,672,032	275,483,992
Corning Inc	9,787,312	656,043,523
Jabil Inc (b)	1,362,982	279,179,603
Keysight Technologies Inc (c)	2,194,216	358,600,721
Teledyne Technologies Inc (c)	594,978	320,199,310
Trimble Inc (b)(c)	3,029,392	244,835,461
Zebra Technologies Corp Class A (c)	645,704	204,746,281
		4,011,018,686
IT Services - 0.6%
Akamai Technologies Inc (b)(c)	1,856,410	146,897,723
Cognizant Technology Solutions Corp Class A	6,258,979	452,211,233
EPAM Systems Inc (b)(c)	719,336	126,862,097
Gartner Inc (c)	977,266	245,479,447
GoDaddy Inc Class A (c)	1,809,201	268,322,600
IBM Corporation	11,800,750	2,873,364,618
VeriSign Inc	1,067,431	291,803,612
		4,404,941,330
Semiconductors & Semiconductor Equipment - 13.2%
Advanced Micro Devices Inc (b)(c)	20,587,308	3,348,113,900
Analog Devices Inc	6,297,511	1,582,627,489
Applied Materials Inc	10,315,734	1,658,357,398
Broadcom Inc	59,701,638	17,754,670,125
Enphase Energy Inc (b)(c)	1,665,966	62,806,918
First Solar Inc (c)	1,361,700	265,790,223
Intel Corp (c)	55,385,231	1,348,630,375
KLA Corp	1,679,092	1,464,168,224
Lam Research Corp	16,241,230	1,626,559,185
Microchip Technology Inc	6,828,801	443,872,065
Micron Technology Inc (b)	14,190,047	1,688,757,493
Monolithic Power Systems Inc	607,943	508,094,442
NVIDIA Corp	309,653,955	53,935,525,882
ON Semiconductor Corp (c)	5,305,973	263,123,201
QUALCOMM Inc	13,931,252	2,239,170,134
Skyworks Solutions Inc (b)	1,906,221	142,852,202
Teradyne Inc	2,036,885	240,841,282
Texas Instruments Inc	11,535,060	2,335,618,949
		90,909,579,487
Software - 11.0%
Adobe Inc (c)	5,411,551	1,930,300,242
Autodesk Inc (c)	2,716,504	854,883,809
Cadence Design Systems Inc (c)	3,466,872	1,214,895,955
Crowdstrike Holdings Inc Class A (c)	3,162,545	1,339,970,317
Datadog Inc Class A (b)(c)	4,056,734	554,474,403
Fair Isaac Corp (c)	309,076	470,302,405
Fortinet Inc (c)	8,066,479	635,396,551
Gen Digital Inc	6,930,177	209,291,344
Intuit Inc	3,549,657	2,367,621,219
Microsoft Corp	94,372,579	47,817,642,054
Oracle Corp	20,651,451	4,669,912,615
Palantir Technologies Inc Class A (c)	27,008,639	4,232,523,818
Palo Alto Networks Inc (b)(c)	8,406,823	1,601,667,918
PTC Inc (c)	1,523,005	325,161,568
Roper Technologies Inc	1,365,140	718,486,833
Salesforce Inc	12,182,643	3,121,802,269
Servicenow Inc (c)	2,628,322	2,411,380,302
Synopsys Inc (c)	2,348,362	1,417,283,434
Tyler Technologies Inc (c)	547,555	308,207,757
Workday Inc Class A (c)	2,750,660	634,907,341
		76,836,112,154
Technology Hardware, Storage & Peripherals - 6.7%
Apple Inc	189,643,332	44,023,803,091
Dell Technologies Inc Class C	3,803,854	464,640,766
Hewlett Packard Enterprise Co	16,678,776	376,439,974
HP Inc	11,969,703	341,615,324
NetApp Inc	2,582,766	291,310,177
Seagate Technology Holdings PLC (b)	2,694,564	451,070,014
Super Micro Computer Inc (b)(c)	6,517,015	270,716,803
Western Digital Corp	4,429,777	355,888,284
		46,575,484,433
TOTAL INFORMATION TECHNOLOGY		229,242,328,262

Materials - 1.9%
Chemicals - 1.2%
Air Products and Chemicals Inc	2,825,688	831,063,098
Albemarle Corp	1,493,968	126,867,762
CF Industries Holdings Inc	2,057,076	178,204,494
Corteva Inc	8,661,651	642,607,888
Dow Inc	8,975,184	221,058,782
DuPont de Nemours Inc	5,313,763	408,734,650
Eastman Chemical Co	1,466,009	103,119,072
Ecolab Inc	3,203,843	887,592,665
International Flavors & Fragrances Inc (b)	3,247,825	219,260,666
Linde PLC	5,976,880	2,858,681,935
LyondellBasell Industries NV Class A1 (b)	3,264,715	183,966,690
Mosaic Co/The	4,027,954	134,533,663
PPG Industries Inc (b)	2,882,268	320,594,670
Sherwin-Williams Co/The (b)	2,927,379	1,070,923,060
		8,187,209,095
Construction Materials - 0.1%
Martin Marietta Materials Inc	765,450	471,823,379
Vulcan Materials Co	1,677,349	488,376,935
		960,200,314
Containers & Packaging - 0.2%
Amcor PLC	29,094,650	251,086,830
Avery Dennison Corp	992,617	170,382,708
Ball Corp	3,522,439	185,421,189
International Paper Co (b)	6,702,881	332,999,128
Packaging Corp of America	1,134,421	247,258,401
Smurfit WestRock PLC (b)	6,296,704	298,211,901
		1,485,360,157
Metals & Mining - 0.4%
Freeport-McMoRan Inc	18,235,737	809,666,723
Newmont Corp	14,131,958	1,051,417,676
Nucor Corp	2,929,895	435,763,283
Steel Dynamics Inc	1,753,007	229,503,676
		2,526,351,358
TOTAL MATERIALS		13,159,120,924

Real Estate - 2.0%
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	1,954,871	161,159,565
Healthpeak Properties Inc	8,821,166	158,251,718
Ventas Inc (b)	5,730,225	390,113,718
Welltower Inc	7,888,198	1,327,425,960
		2,036,950,961
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	8,808,243	151,589,862
Industrial REITs - 0.2%
Prologis Inc	11,782,074	1,340,564,380
Office REITs - 0.0%
BXP Inc	1,849,461	134,104,416
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (c)	3,728,513	604,466,528
CoStar Group Inc (b)(c)	5,356,791	479,379,226
		1,083,845,754
Residential REITs - 0.2%
AvalonBay Communities Inc	1,805,431	353,593,661
Camden Property Trust	1,356,538	151,905,125
Equity Residential	4,341,813	287,080,676
Essex Property Trust Inc	817,512	220,899,918
Invitation Homes Inc	7,237,961	226,475,800
Mid-America Apartment Communities Inc	1,486,314	216,734,307
UDR Inc	3,827,930	151,471,190
		1,608,160,677
Retail REITs - 0.3%
Federal Realty Investment Trust	985,734	99,115,553
Kimco Realty Corp	8,589,635	193,180,891
Realty Income Corp	11,466,583	673,776,417
Regency Centers Corp	2,074,407	150,394,508
Simon Property Group Inc	3,895,910	703,835,101
		1,820,302,470
Specialized REITs - 0.8%
American Tower Corp	5,944,047	1,211,693,981
Crown Castle Inc	5,529,115	548,156,461
Digital Realty Trust Inc	4,019,728	673,867,202
Equinix Inc	1,242,029	976,470,780
Extra Space Storage Inc	2,694,490	386,874,874
Iron Mountain Inc	3,746,236	345,889,970
Public Storage Operating Co	2,004,733	590,574,294
SBA Communications Corp Class A	1,364,343	279,485,664
VICI Properties Inc	13,417,240	453,234,367
Weyerhaeuser Co	9,208,963	238,235,873
		5,704,483,466
TOTAL REAL ESTATE		13,880,001,986

Utilities - 2.4%
Electric Utilities - 1.6%
Alliant Energy Corp	3,261,610	212,232,963
American Electric Power Co Inc (b)	6,782,785	753,024,791
Constellation Energy Corp (b)	3,979,522	1,225,613,186
Duke Energy Corp	9,868,997	1,208,853,443
Edison International	4,885,431	274,219,242
Entergy Corp	5,667,210	499,224,529
Evergy Inc	2,921,515	208,187,158
Eversource Energy	4,664,773	298,872,006
Exelon Corp	12,818,293	559,903,038
FirstEnergy Corp	6,522,168	284,496,968
NextEra Energy Inc	26,138,871	1,883,305,656
NRG Energy Inc	2,482,432	361,342,802
PG&E Corp	27,904,451	426,380,011
Pinnacle West Capital Corp	1,516,021	135,471,636
PPL Corp	9,386,602	342,329,375
Southern Co/The (b)	13,954,933	1,288,040,316
Xcel Energy Inc	7,323,256	530,130,502
		10,491,627,622
Gas Utilities - 0.0%
Atmos Energy Corp (b)	2,016,787	335,048,824
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	9,039,267	122,391,675
Vistra Corp	4,308,571	814,793,862
		937,185,537
Multi-Utilities - 0.6%
Ameren Corp	3,431,792	342,424,206
CenterPoint Energy Inc (b)	8,287,830	312,534,069
CMS Energy Corp (b)	3,798,041	271,825,794
Consolidated Edison Inc	4,574,750	449,377,693
Dominion Energy Inc	10,828,059	648,600,734
DTE Energy Co	2,634,878	360,056,079
NiSource Inc (b)	5,976,644	252,632,742
Public Service Enterprise Group Inc	6,335,877	521,632,753
Sempra	8,280,729	683,656,986
WEC Energy Group Inc	4,052,121	431,591,408
		4,274,332,464
Water Utilities - 0.1%
American Water Works Co Inc	2,476,115	355,347,264
TOTAL UTILITIES		16,393,541,711

TOTAL UNITED STATES		691,708,367,346
TOTAL COMMON STOCKS (Cost $330,914,087,622)		695,525,541,856

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (e) (Cost $33,706,376)	4.15	33,990,000	33,712,671

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.36	27,815,783	27,821,346
Fidelity Securities Lending Cash Central Fund (f)(g)	4.36	985,617,642	985,716,204
TOTAL MONEY MARKET FUNDS (Cost $1,013,530,491)			1,013,537,550

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $331,961,324,489)	696,572,792,077
NET OTHER ASSETS (LIABILITIES) - 0.0%	(138,973,282)
NET ASSETS - 100.0%	696,433,818,795

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	2,920	9/19/2025	945,021,500	23,939,094	23,939,094

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $33,712,671.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	432	6,275,084,972	6,247,264,058	6,568,097	-	-	27,821,346	27,815,783	0.1%
Fidelity Securities Lending Cash Central Fund	1,077,719,754	7,204,268,513	7,296,272,063	14,651,275	-	-	985,716,204	985,617,642	3.5%
Total	1,077,720,186	13,479,353,485	13,543,536,121	21,219,372	-	-	1,013,537,550

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	69,630,006,298	69,630,006,298	-	-
Consumer Discretionary	73,323,184,334	73,323,184,334	-	-
Consumer Staples	36,177,008,884	36,177,008,884	-	-
Energy	21,064,588,522	21,064,588,522	-	-
Financials	97,108,287,802	97,108,287,802	-	-
Health Care	63,125,364,763	63,125,364,763	-	-
Industrials	58,824,800,033	58,824,800,033	-	-
Information Technology	232,839,636,599	232,839,636,599	-	-
Materials	13,159,120,924	13,159,120,924	-	-
Real Estate	13,880,001,986	13,880,001,986	-	-
Utilities	16,393,541,711	16,393,541,711	-	-

U.S. Treasury Obligations	33,712,671	-	33,712,671	-

Money Market Funds	1,013,537,550	1,013,537,550	-	-
Total Investments in Securities:	696,572,792,077	696,539,079,406	33,712,671	-
Derivative Instruments:

Assets
Futures Contracts	23,939,094	23,939,094	-	-
Total Assets	23,939,094	23,939,094	-	-
Total Derivative Instruments:	23,939,094	23,939,094	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	23,939,094	-
Total Equity Risk	23,939,094	-
Total Value of Derivatives	23,939,094	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,280,096,773) - See accompanying schedule:
Unaffiliated issuers (cost $330,947,793,998)	$695,559,254,527
Fidelity Central Funds (cost $1,013,530,491)	1,013,537,550

Total Investment in Securities (cost $331,961,324,489)		$696,572,792,077
Segregated cash with brokers for derivative instruments		15,083,802
Cash		3
Receivable for fund shares sold		610,902,266
Dividends receivable		687,561,072
Distributions receivable from Fidelity Central Funds		920,470
Other receivables		7,129,592
Total assets		697,894,389,282
Liabilities
Payable for investments purchased	$4,318,459
Payable for fund shares redeemed	450,853,051
Accrued management fee	8,615,975
Payable for daily variation margin on futures contracts	5,034,038
Other payables and accrued expenses	6,237,485
Collateral on securities loaned	985,511,479
Total liabilities		1,460,570,487
Net Assets		$696,433,818,795
Net Assets consist of:
Paid in capital		$327,670,177,510
Total accumulated earnings (loss)		368,763,641,285
Net Assets		$696,433,818,795
Net Asset Value, offering price and redemption price per share ($696,433,818,795 ÷ 3,098,582,992 shares)		$224.76
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends		$4,149,724,304
Interest		1,268,239
Income from Fidelity Central Funds (including $14,651,275 from security lending)		21,219,372
Total income		4,172,211,915
Expenses
Management fee	$46,474,026
Independent trustees' fees and expenses	1,145,378
Total expenses before reductions	47,619,404
Expense reductions	(25,266)
Total expenses after reductions		47,594,138
Net Investment income (loss)		4,124,617,777
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(702,056,456)
Redemptions in-kind	10,120,005,076
Futures contracts	71,382,049
Total net realized gain (loss)		9,489,330,669
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	45,088,909,944
Futures contracts	15,345,276
Total change in net unrealized appreciation (depreciation)		45,104,255,220
Net gain (loss)		54,593,585,889
Net increase (decrease) in net assets resulting from operations		$58,718,203,666
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,124,617,777	$7,594,738,190
Net realized gain (loss)	9,489,330,669	23,602,191,630
Change in net unrealized appreciation (depreciation)	45,104,255,220	64,923,330,160
Net increase (decrease) in net assets resulting from operations	58,718,203,666	96,120,259,980
Distributions to shareholders	(3,850,164,690)	(7,559,682,894)

Share transactions
Proceeds from sales of shares	73,195,593,210	145,399,012,893
Reinvestment of distributions	3,578,619,746	7,047,960,301
Cost of shares redeemed	(67,805,649,467)	(123,852,845,433)

Net increase (decrease) in net assets resulting from share transactions	8,968,563,489	28,594,127,761
Total increase (decrease) in net assets	63,836,602,465	117,154,704,847

Net Assets
Beginning of period	632,597,216,330	515,442,511,483
End of period	$696,433,818,795	$632,597,216,330

Other Information
Shares
Sold	359,082,254	742,488,729
Issued in reinvestment of distributions	18,290,908	36,066,186
Redeemed	(332,896,233)	(632,465,198)
Net increase (decrease)	44,476,929	146,089,717

Financial Highlights
Fidelity® 500 Index Fund

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$207.13	$177.25	$138.03	$152.07	$132.41	$102.76
Income from Investment Operations
Net investment income (loss) B,C	1.34	2.55	2.48	2.30	2.08	1.95
Net realized and unrealized gain (loss)	17.54	29.87	39.14	(14.08)	19.60	29.78
Total from investment operations	18.88	32.42	41.62	(11.78)	21.68	31.73
Distributions from net investment income	(1.25)	(2.54)	(2.40)	(2.26)	(2.02)	(2.08)
Total distributions	(1.25)	(2.54)	(2.40)	(2.26)	(2.02)	(2.08)
Net asset value, end of period	$224.76	$207.13	$177.25	$138.03	$152.07	$132.41
Total Return D,E	9.21%	18.39%	30.45%	(7.71)%	16.37%	31.29%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.01% H,I	.02%	.02%	.02%	.02%	.02%
Expenses net of fee waivers, if any	.01 % H,I	.02%	.02%	.02%	.02%	.02%
Expenses net of all reductions, if any	.01% H,I	.01%	.01%	.02%	.02%	.02%
Net investment income (loss)	1.30% I	1.31%	1.61%	1.65%	1.36%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$696,433,819	$632,597,216	$515,442,511	$365,044,771	$381,008,655	$292,312,309
Portfolio turnover rate J,K	2 % I	3%	2%	3%	2%	7%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAnnualized.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2025

1. Organization.
Fidelity 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity 500 Index Fund	$6,221,212

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain dividends, futures contracts, redemptions in-kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$379,008,405,132
Gross unrealized depreciation	(17,866,396,317)
Net unrealized appreciation (depreciation)	$361,142,008,815
Tax cost	$335,454,722,356

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(821,651,000)
Long-term	(2,728,124,151)
Total capital loss carryforward	$(3,549,775,151)

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity 500 Index Fund	27,593,846,718	6,070,827,885

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity 500 Index Fund	62,005,253	10,120,005,076	12,572,944,436

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity 500 Index Fund	152,165,257	24,457,898,601	30,025,774,550

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .015% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .015% of average net assets. This expense contract will remain in place through April 30, 2026.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity 500 Index Fund	Borrower	174,719,111	4.56%	199,277

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity 500 Index Fund	1,329,590	2,013	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity 500 Index Fund	334,727,106

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $25,266.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity 500 Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the index the fund seeks to track (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.

Other Contractual Arrangements. The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.015%. These contractual arrangements terminate on April 30, 2026 and may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity and Geode may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.925892.114
U5I-U5A-SANN-1025
Fidelity Flex® Funds

Fidelity Flex® Large Cap Focused Index Fund

Semi-Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Flex® Large Cap Focused Index Fund
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
IRELAND - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Accenture PLC Class A	10	2,599
SWITZERLAND - 0.3%
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity PLC	49	10,119
UNITED STATES - 99.5%
Communication Services - 9.8%
Diversified Telecommunication Services - 0.7%
AT&T Inc	174	5,096
Verizon Communications Inc	367	16,233
		21,329
Entertainment - 1.6%
Live Nation Entertainment Inc (a)	26	4,329
Netflix Inc (a)	30	36,248
Take-Two Interactive Software Inc (a)	27	6,298
Walt Disney Co/The	28	3,314
		50,189
Interactive Media & Services - 6.8%
Alphabet Inc Class A	359	76,435
Alphabet Inc Class C	216	46,122
Meta Platforms Inc Class A	107	79,041
Pinterest Inc Class A (a)	98	3,590
		205,188
Media - 0.7%
Charter Communications Inc Class A (a)	16	4,249
Comcast Corp Class A	378	12,841
Fox Corp Class A	3	179
Trade Desk Inc (The) Class A (a)	74	4,045
		21,314
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	3	756
TOTAL COMMUNICATION SERVICES		298,776

Consumer Discretionary - 10.2%
Automobiles - 2.5%
Ford Motor Co	679	7,992
General Motors Co	170	9,960
Tesla Inc (a)	178	59,429
		77,381
Broadline Retail - 3.9%
Amazon.com Inc (a)	481	110,149
eBay Inc	84	7,611
		117,760
Hotels, Restaurants & Leisure - 2.0%
Airbnb Inc Class A (a)	74	9,659
Chipotle Mexican Grill Inc (a)	207	8,723
Hilton Worldwide Holdings Inc	41	11,318
McDonald's Corp	60	18,813
Starbucks Corp	138	12,170
		60,683
Household Durables - 0.0%
Lennar Corp Class A	5	666
Specialty Retail - 1.7%
AutoZone Inc (a)	3	12,596
Home Depot Inc/The	37	15,050
Lowe's Cos Inc	2	516
Ross Stores Inc	58	8,535
TJX Cos Inc/The	114	15,574
		52,271
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica Inc (a)	20	4,044
TOTAL CONSUMER DISCRETIONARY		312,805

Consumer Staples - 5.0%
Beverages - 1.6%
Coca-Cola Co/The	302	20,836
Constellation Brands Inc Class A	27	4,372
Keurig Dr Pepper Inc	215	6,254
PepsiCo Inc	119	17,689
		49,151
Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp	18	16,980
Sysco Corp	85	6,839
Walmart Inc	164	15,905
		39,724
Food Products - 0.6%
Archer-Daniels-Midland Co	35	2,192
Kraft Heinz Co/The	156	4,363
Mondelez International Inc	168	10,323
		16,878
Household Products - 1.1%
Kimberly-Clark Corp	57	7,361
Procter & Gamble Co/The	167	26,226
		33,587
Personal Care Products - 0.1%
Kenvue Inc	332	6,875
Tobacco - 0.3%
Philip Morris International Inc	46	7,688
TOTAL CONSUMER STAPLES		153,903

Energy - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Chevron Corp	129	20,718
EQT Corp	15	778
Exxon Mobil Corp	175	20,001
Kinder Morgan Inc	316	8,526
Marathon Petroleum Corp	51	9,165
ONEOK Inc	102	7,791
Phillips 66	68	9,083
Targa Resources Corp	36	6,039
Williams Cos Inc/The	172	9,955
		92,056
Financials - 14.0%
Banks - 3.8%
Bank of America Corp	176	8,930
Citigroup Inc	201	19,411
JPMorgan Chase & Co	179	53,954
US Bancorp	246	12,012
Wells Fargo & Co	273	22,435
		116,742
Capital Markets - 3.5%
Bank of New York Mellon Corp/The	117	12,355
Blackrock Inc	15	16,908
Blackstone Inc	87	14,912
Charles Schwab Corp/The	3	288
Goldman Sachs Group Inc/The	29	21,613
Intercontinental Exchange Inc	68	12,009
Moody's Corp	23	11,724
Morgan Stanley	5	752
MSCI Inc	13	7,380
Nasdaq Inc	68	6,442
S&P Global Inc	3	1,645
		106,028
Consumer Finance - 1.1%
American Express Co	55	18,220
Capital One Financial Corp	73	16,587
		34,807
Financial Services - 4.2%
Apollo Global Management Inc	74	10,081
Berkshire Hathaway Inc Class B (a)	87	43,759
Fidelity National Information Services Inc	86	6,004
Fiserv Inc (a)	59	8,153
Mastercard Inc Class A	56	33,336
Visa Inc Class A	73	25,680
		127,013
Insurance - 1.4%
American International Group Inc	96	7,807
Aon PLC	28	10,276
Arch Capital Group Ltd	61	5,583
Brown & Brown Inc	26	2,521
Hartford Insurance Group Inc/The	47	6,219
MetLife Inc	94	7,648
Progressive Corp/The	8	1,976
		42,030
TOTAL FINANCIALS		426,620

Health Care - 9.0%
Biotechnology - 1.4%
AbbVie Inc	129	27,142
Alnylam Pharmaceuticals Inc (a)	22	9,823
Amgen Inc	9	2,589
Gilead Sciences Inc	12	1,356
Vertex Pharmaceuticals Inc (a)	1	391
		41,301
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	48	6,368
Becton Dickinson & Co	45	8,684
Boston Scientific Corp (a)	146	15,403
Dexcom Inc (a)	67	5,048
GE HealthCare Technologies Inc	78	5,751
Intuitive Surgical Inc (a)	33	15,619
Stryker Corp	36	14,091
Zimmer Biomet Holdings Inc	22	2,333
		73,297
Health Care Providers & Services - 1.8%
Cardinal Health Inc	41	6,100
Cencora Inc	29	8,457
Centene Corp (a)	88	2,555
Elevance Health Inc	27	8,604
McKesson Corp	16	10,986
UnitedHealth Group Inc	62	19,212
		55,914
Life Sciences Tools & Services - 0.3%
Agilent Technologies Inc	49	6,158
Danaher Corp	3	617
Thermo Fisher Scientific Inc	7	3,449
		10,224
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co	224	10,568
Eli Lilly & Co	35	25,641
Johnson & Johnson	93	16,477
Merck & Co Inc	212	17,833
Pfizer Inc	579	14,336
Zoetis Inc Class A	65	10,166
		95,021
TOTAL HEALTH CARE		275,757

Industrials - 8.4%
Aerospace & Defense - 2.3%
Axon Enterprise Inc (a)	12	8,967
GE Aerospace	25	6,880
Howmet Aerospace Inc	67	11,665
Northrop Grumman Corp	20	11,801
RTX Corp	121	19,191
TransDigm Group Inc	8	11,191
		69,695
Building Products - 0.4%
Trane Technologies PLC	31	12,884
Commercial Services & Supplies - 0.3%
Waste Management Inc	47	10,640
Electrical Equipment - 0.8%
AMETEK Inc	38	7,022
Eaton Corp PLC	46	16,061
		23,083
Ground Transportation - 1.3%
CSX Corp	315	10,241
Norfolk Southern Corp	37	10,359
Uber Technologies Inc (a)	204	19,125
Union Pacific Corp	5	1,118
		40,843
Industrial Conglomerates - 0.5%
Honeywell International Inc	66	14,487
Machinery - 1.9%
Caterpillar Inc	5	2,095
Cummins Inc	23	9,164
Deere & Co	28	13,402
Illinois Tool Works Inc	41	10,851
PACCAR Inc	86	8,598
Parker-Hannifin Corp	18	13,668
		57,778
Professional Services - 0.5%
Automatic Data Processing Inc	2	608
Paychex Inc	53	7,391
Verisk Analytics Inc	23	6,167
		14,166
Trading Companies & Distributors - 0.4%
Fastenal Co	189	9,386
Ferguson Enterprises Inc	17	3,929
		13,315
TOTAL INDUSTRIALS		256,891

Information Technology - 33.7%
Communications Equipment - 1.4%
Arista Networks Inc	144	19,663
Cisco Systems Inc	325	22,454
		42,117
IT Services - 0.5%
Cloudflare Inc Class A (a)	51	10,645
IBM Corporation	21	5,113
		15,758
Semiconductors & Semiconductor Equipment - 13.2%
Advanced Micro Devices Inc (a)	14	2,277
Analog Devices Inc	62	15,581
Broadcom Inc	298	88,622
KLA Corp	17	14,824
Lam Research Corp	166	16,625
Marvell Technology Inc	142	8,927
NVIDIA Corp	1,265	220,338
QUALCOMM Inc	105	16,877
Texas Instruments Inc	88	17,818
		401,889
Software - 12.7%
Adobe Inc (a)	40	14,268
AppLovin Corp Class A (a)	36	17,229
Atlassian Corp Class A (a)	27	4,800
Autodesk Inc (a)	35	11,015
Cadence Design Systems Inc (a)	40	14,017
Datadog Inc Class A (a)	52	7,107
Fair Isaac Corp (a)	4	6,087
Intuit Inc	3	2,001
Microsoft Corp	423	214,330
Oracle Corp	135	30,528
Palantir Technologies Inc Class A (a)	191	29,932
Palo Alto Networks Inc (a)	74	14,098
Salesforce Inc	24	6,150
Servicenow Inc (a)	2	1,835
Synopsys Inc (a)	24	14,484
		387,881
Technology Hardware, Storage & Peripherals - 5.9%
Apple Inc	780	181,069
TOTAL INFORMATION TECHNOLOGY		1,028,714

Materials - 2.1%
Chemicals - 1.3%
Air Products and Chemicals Inc	34	10,000
Corteva Inc	112	8,309
Linde PLC	12	5,739
PPG Industries Inc	28	3,114
Sherwin-Williams Co/The	31	11,342
		38,504
Construction Materials - 0.2%
Amrize Ltd (United States)	23	1,196
Martin Marietta Materials Inc	10	6,164
		7,360
Containers & Packaging - 0.1%
International Paper Co	86	4,272
Metals & Mining - 0.5%
Newmont Corp	185	13,764
TOTAL MATERIALS		63,900

Real Estate - 2.0%
Health Care REITs - 0.1%
Ventas Inc	71	4,834
Industrial REITs - 0.4%
Prologis Inc	112	12,743
Real Estate Management & Development - 0.5%
CBRE Group Inc Class A (a)	48	7,782
CoStar Group Inc (a)	68	6,085
		13,867
Retail REITs - 0.3%
Simon Property Group Inc	49	8,852
Specialized REITs - 0.7%
Equinix Inc	13	10,220
Public Storage Operating Co	25	7,365
SBA Communications Corp Class A	14	2,868
		20,453
TOTAL REAL ESTATE		60,749

Utilities - 2.3%
Electric Utilities - 1.5%
Constellation Energy Corp	50	15,400
Entergy Corp	71	6,254
Exelon Corp	164	7,164
NextEra Energy Inc	7	504
PG&E Corp	358	5,470
Southern Co/The	127	11,722
		46,514
Multi-Utilities - 0.6%
Ameren Corp	30	2,993
Public Service Enterprise Group Inc	81	6,669
Sempra	105	8,669
		18,331
Water Utilities - 0.2%
American Water Works Co Inc	32	4,592
TOTAL UTILITIES		69,437

TOTAL UNITED STATES		3,039,608
TOTAL COMMON STOCKS (Cost $2,999,924)		3,052,326

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $86)	4.36	86	86

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $3,000,010)	3,052,412
NET OTHER ASSETS (LIABILITIES) - 0.1%	4,456
NET ASSETS - 100.0%	3,056,868

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	3,000,000	2,999,914	359	-	-	86	86	0.0%
Total	-	3,000,000	2,999,914	359	-	-	86

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	298,776	298,776	-	-
Consumer Discretionary	312,805	312,805	-	-
Consumer Staples	153,903	153,903	-	-
Energy	92,056	92,056	-	-
Financials	426,620	426,620	-	-
Health Care	275,757	275,757	-	-
Industrials	256,891	256,891	-	-
Information Technology	1,041,432	1,041,432	-	-
Materials	63,900	63,900	-	-
Real Estate	60,749	60,749	-	-
Utilities	69,437	69,437	-	-

Money Market Funds	86	86	-	-
Total Investments in Securities:	3,052,412	3,052,412	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,999,924)	$3,052,326
Fidelity Central Funds (cost $86)	86

Total Investment in Securities (cost $3,000,010)		$3,052,412
Cash		1,622
Dividends receivable		2,834
Total assets		3,056,868
Net Assets		$3,056,868
Net Assets consist of:
Paid in capital		$3,000,000
Total accumulated earnings (loss)		56,868
Net Assets		$3,056,868
Net Asset Value, offering price and redemption price per share ($3,056,868 ÷ 300,000 shares)		$10.19
Statement of Operations
For the period July 24, 2025 (commencement of operations) through August 31, 2025 (Unaudited)
Investment Income
Dividends		$4,108
Income from Fidelity Central Funds		359
Total income		4,467
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net Investment income (loss)		4,466
Change in net unrealized appreciation (depreciation) on investment securities		52,402
Net gain (loss)		52,402
Net increase (decrease) in net assets resulting from operations		$56,868
Statement of Changes in Net Assets

For the period July 24, 2025 (commencement of operations) through August 31, 2025 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,466
Change in net unrealized appreciation (depreciation)	52,402
Net increase (decrease) in net assets resulting from operations	56,868
Share transactions
Proceeds from sales of shares	3,000,100
Cost of shares redeemed	(100)

Net increase (decrease) in net assets resulting from share transactions	3,000,000
Total increase (decrease) in net assets	3,056,868

Net Assets
Beginning of period	-
End of period	$3,056,868

Other Information
Shares
Sold	300,010
Redeemed	(10)
Net increase (decrease)	300,000

Financial Highlights
Fidelity Flex® Large Cap Focused Index Fund

Six months ended August 31, 2025 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	.18
Total from investment operations	.19
Net asset value, end of period	$10.19
Total Return D	1.90%
Ratios to Average Net Assets C,E,F
Expenses before reductions	-% G,H
Expenses net of fee waivers, if any	- % G,H
Expenses net of all reductions, if any	-% G,H
Net investment income (loss)	1.39% G
Supplemental Data
Net assets, end of period (000 omitted)	$3,057
Portfolio turnover rate I	0%

AFor the period July 24, 2025 (commencement of operations) through August 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2025

1. Organization.
Fidelity Flex Large Cap Focused Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$98,413
Gross unrealized depreciation	(46,011)
Net unrealized appreciation (depreciation)	$52,402
Tax cost	$3,000,010

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Large Cap Focused Index Fund	2,999,924	-
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Flex Large Cap Focused Index Fund	100%
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex Large Cap Focused Index Fund
At its March 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts) for the fund. FMR and Geode are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board also considered the fact that it oversees funds managed by FMR and sub-advised by Geode that have a similar investment process as the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively to certain fee-based accounts and advisory programs offered by Fidelity. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes and extraordinary expenses (such as litigation expenses). The Board further noted that the fund will also pay its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
Economies of Scale. The Board concluded that because the fund will pay no advisory fees and FMR or an affiliate will bear all expenses of the fund, with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to approve the fund's Advisory Contracts.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the advisory and sub-advisory fee arrangement are fair and reasonable, and that the fund's Advisory Contracts should be approved through May 31, 2026.

1.9918035.100
FXL-SANN-1025

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2025